UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811- 07725

SEASONS SERIES TRUST
(Exact name of registrant as specified in charter)

1 SunAmerica Center Los Angeles, CA		90067-6022
(Address of principal executive offices)		(Zip code)

John T. Genoy Senior Vice President SunAmerica Asset Management Corp. Harborside Financial Center, 3200 Plaza 5 Jersey City, NJ 07311
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(201) 324-6414

Date of fiscal year end:	March 31

Date of reporting period:	June 30, 2013

Item 1. Schedule of Investments.

SEASONS SERIES TRUST

MULTI-MANAGED GROWTH PORTFOLIO

Portfolio of Investments — June 30, 2013

(unaudtied)

Security Description	Shares/ Principal Amount(12)	Value (Note 1)
COMMON STOCK — 73.1%
Advanced Materials — 0.0%
STR Holdings, Inc.†	4,100	$9,307
Advertising Services — 0.0%
Millennial Media, Inc.†	2,350	20,469
Aerospace/Defense — 0.1%
Boeing Co.	773	79,186
Aerospace/Defense-Equipment — 0.4%
AAR Corp.	400	8,792
GenCorp, Inc.†	4,984	81,040
United Technologies Corp.	1,496	139,038
		228,870
Agricultural Chemicals — 0.9%
Monsanto Co.	5,218	515,539
Mosaic Co.	1,177	63,334
		578,873
Airlines — 0.7%
Alaska Air Group, Inc.†	1,275	66,300
Republic Airways Holdings, Inc.†	11,950	135,394
United Continental Holdings, Inc.†	8,183	256,046
US Airways Group, Inc.†	600	9,852
		467,592
Apparel Manufacturers — 0.1%
Jones Group, Inc.	2,625	36,094
Applications Software — 0.6%
Intuit, Inc.	5,144	313,938
Microsoft Corp.	3,284	113,397
		427,335
Athletic Footwear — 0.4%
NIKE, Inc., Class B	4,538	288,980
Auto-Cars/Light Trucks — 0.5%
Ford Motor Co.	21,712	335,885
Auto-Heavy Duty Trucks — 0.1%
PACCAR, Inc.	1,660	89,076
Auto/Truck Parts & Equipment-Original — 0.1%
Dana Holding Corp.	1,700	32,742
Auto/Truck Parts & Equipment-Replacement — 0.1%
Douglas Dynamics, Inc.	2,600	33,748
Banks-Commercial — 1.4%
1st Source Corp.	675	16,038
Bancfirst Corp.	1,375	64,006
BancorpSouth, Inc.	2,925	51,772
Banner Corp.	650	21,964
BBCN Bancorp, Inc.	1,125	15,998
Cathay General Bancorp	1,200	24,420
Central Pacific Financial Corp.†	400	7,200
Chemical Financial Corp.	475	12,345
Citizens & Northern Corp.	175	3,381
City Holding Co.	1,236	48,142
CoBiz Financial, Inc.	1,050	8,715
CVB Financial Corp.	5,075	59,682
First Commonwealth Financial Corp.	8,150	60,065
First Financial Bancorp	800	11,920
First Interstate Bancsystem, Inc.	625	12,956
First Merchants Corp.	375	6,431
FNB Corp.	2,050	24,764
Heartland Financial USA, Inc.	675	18,556
MainSource Financial Group, Inc.	825	11,080
MetroCorp Bancshares, Inc.	575	5,612
OFG Bancorp	3,250	58,857
OmniAmerican Bancorp, Inc.†	425	9,363
PacWest Bancorp	900	27,585
Regions Financial Corp.	3,942	37,567
Sierra Bancorp	575	8,510
Simmons First National Corp., Class A	850	22,177
Southwest Bancorp, Inc.†	3,125	41,250
StellarOne Corp.	375	7,369
Suffolk Bancorp†	1,750	28,595
Susquehanna Bancshares, Inc.	1,950	25,058
SVB Financial Group†	325	27,079
TCF Financial Corp.	2,975	42,185
UMB Financial Corp.	425	23,660
Union First Market Bankshares Corp.	635	13,075
Webster Financial Corp.	275	7,062
West Bancorporation, Inc.	975	11,456
Westamerica Bancorporation	375	17,134
Wilshire Bancorp, Inc.	2,150	14,233
		907,262
Banks-Fiduciary — 0.0%
State Street Corp.	261	17,020
Banks-Super Regional — 1.0%
Capital One Financial Corp.	2,172	136,423
Fifth Third Bancorp	2,644	47,724
PNC Financial Services Group, Inc.	790	57,607
SunTrust Banks, Inc.	1,806	57,016
US Bancorp	5,577	201,609
Wells Fargo & Co.	4,464	184,229
		684,608
Beverages-Non-alcoholic — 0.6%
Coca-Cola Co.	3,075	123,338
Monster Beverage Corp.†	2,461	149,555
PepsiCo, Inc.	1,507	123,258
		396,151
Beverages-Wine/Spirits — 0.4%
Brown-Forman Corp., Class B	3,857	260,540
Broadcast Services/Program — 0.1%
Nexstar Broadcasting Group, Inc., Class A	1,150	40,779
Building & Construction Products-Misc. — 0.2%
Gibraltar Industries, Inc.†	4,100	59,696
Nortek, Inc.†	350	22,551
Trex Co., Inc.†	425	20,183
		102,430
Building & Construction-Misc. — 0.0%
MasTec, Inc.†	550	18,095
Building Products-Cement — 0.1%
Headwaters, Inc.†	8,425	74,477
Building-Heavy Construction — 0.0%
Orion Marine Group, Inc.†	1,975	23,878
Cable/Satellite TV — 1.1%
Comcast Corp., Class A	8,869	371,434
Time Warner Cable, Inc.	3,454	388,506
		759,940

1

Casino Hotels — 0.5%
Ameristar Casinos, Inc.	1,575	41,407
MGM Resorts International†	15,807	233,627
MTR Gaming Group, Inc.†	150	503
Wynn Resorts, Ltd.	604	77,312
		352,849
Cellular Telecom — 0.3%
NII Holdings, Inc.†	2,700	18,009
T-Mobile US, Inc.†	5,840	144,890
		162,899
Chemicals-Diversified — 0.8%
Axiall Corp.	525	22,354
Celanese Corp., Series A	1,812	81,178
Dow Chemical Co.	2,035	65,466
E.I. du Pont de Nemours & Co.	277	14,542
LyondellBasell Industries NV, Class A	5,206	344,950
		528,490
Chemicals-Specialty — 0.3%
Minerals Technologies, Inc.	3,550	146,757
OM Group, Inc.†	775	23,963
		170,720
Circuit Boards — 0.0%
TTM Technologies, Inc.†	500	4,200
Coal — 0.0%
Westmoreland Coal Co.†	125	1,404
Commercial Services — 0.1%
Intersections, Inc.	2,150	18,855
Mac-Gray Corp.	500	7,100
PHH Corp.†	724	14,755
Providence Service Corp.†	1,000	29,090
Standard Parking Corp.†	125	2,683
		72,483
Commercial Services-Finance — 0.7%
Heartland Payment Systems, Inc.	875	32,594
Mastercard, Inc., Class A	680	390,660
Vantiv, Inc., Class A†	775	21,390
		444,644
Communications Software — 0.0%
Audience, Inc.†	756	9,987
Computer Aided Design — 0.4%
ANSYS, Inc.†	2,616	191,230
Aspen Technology, Inc.†	2,900	83,491
		274,721
Computer Graphics — 0.1%
Monotype Imaging Holdings, Inc.	1,725	43,832
Computer Services — 0.6%
CACI International, Inc., Class A†	1,350	85,712
International Business Machines Corp.	594	113,519
Manhattan Associates, Inc.†	2,225	171,681
Unisys Corp.†	700	15,449
		386,361
Computer Software — 0.0%
Avid Technology, Inc.†	679	3,993
Computers — 2.0%
Apple, Inc.	3,264	1,292,805
Hewlett-Packard Co.	1,090	27,032
		1,319,837
Computers-Integrated Systems — 0.2%
Teradata Corp.†	2,334	117,237
Computers-Memory Devices — 0.2%
EMC Corp.	2,580	60,940
NetApp, Inc.	922	34,833
		95,773
Consulting Services — 0.0%
Hackett Group, Inc.	4,000	20,760
Consumer Products-Misc. — 0.8%
American Greetings Corp., Class A	3,450	62,859
Blyth, Inc.	924	12,899
CSS Industries, Inc.	950	23,684
Kimberly-Clark Corp.	3,524	342,321
Prestige Brands Holdings, Inc.†	1,875	54,637
		496,400
Containers-Metal/Glass — 0.5%
Crown Holdings, Inc.†	7,831	322,089
Containers-Paper/Plastic — 0.2%
Graphic Packaging Holding Co.†	8,620	66,719
Rock-Tenn Co., Class A	751	75,010
		141,729
Cosmetics & Toiletries — 1.3%
Colgate-Palmolive Co.	11,294	647,033
Estee Lauder Cos., Inc., Class A	2,069	136,078
Procter & Gamble Co.	1,221	94,005
		877,116
Data Processing/Management — 0.2%
CSG Systems International, Inc.	2,875	62,387
Fair Isaac Corp.	625	28,644
Pegasystems, Inc.	1,841	60,974
		152,005
Direct Marketing — 0.0%
Harte-Hanks, Inc.	3,100	26,660
Disposable Medical Products — 0.0%
Medical Action Industries, Inc.†	1,648	12,690
Distribution/Wholesale — 0.6%
Fastenal Co.	3,991	182,987
Owens & Minor, Inc.	1,350	45,671
United Stationers, Inc.	4,075	136,716
WW Grainger, Inc.	117	29,505
		394,879
Diversified Banking Institutions — 1.1%
Bank of America Corp.	5,933	76,298
Citigroup, Inc.	2,418	115,992
Goldman Sachs Group, Inc.	1,050	158,813
JPMorgan Chase & Co.	6,575	347,094
Morgan Stanley	1,887	46,099
		744,296
Diversified Financial Services — 0.1%
DFC Global Corp.†	3,050	42,120

2

Diversified Manufacturing Operations — 1.6%
A.O. Smith Corp.	375	13,605
Danaher Corp.	6,173	390,751
Dover Corp.	5,316	412,841
Eaton Corp. PLC	323	21,257
General Electric Co.	3,013	69,871
Leggett & Platt, Inc.	1,150	35,753
Park-Ohio Holdings Corp.†	350	11,543
Standex International Corp.	1,000	52,750
Tredegar Corp.	1,400	35,980
		1,044,351
Drug Delivery Systems — 0.1%
BioDelivery Sciences International, Inc.†	3,425	13,905
Nektar Therapeutics†	3,525	40,714
		54,619
E-Commerce/Products — 1.0%
Amazon.com, Inc.†	1,066	296,018
eBay, Inc.†	6,602	341,455
		637,473
E-Commerce/Services — 0.6%
Move, Inc.†	1,025	13,140
priceline.com, Inc.†	428	354,012
		367,152
E-Marketing/Info — 0.0%
QuinStreet, Inc.†	2,525	21,791
Electric Products-Misc. — 0.2%
Emerson Electric Co.	1,855	101,172
Electric-Integrated — 0.6%
Dominion Resources, Inc.	345	19,603
Duke Energy Corp.	733	49,478
El Paso Electric Co.	1,375	48,551
NextEra Energy, Inc.	326	26,562
NorthWestern Corp.	2,825	112,717
PG&E Corp.	876	40,059
PNM Resources, Inc.	1,225	27,183
Portland General Electric Co.	2,459	75,221
UNS Energy Corp.	650	29,075
		428,449
Electric-Transmission — 0.2%
Brookfield Infrastructure Partners LP	3,936	143,743
Electronic Components-Misc. — 0.9%
Benchmark Electronics, Inc.†	2,775	55,778
Stoneridge, Inc.†	900	10,476
TE Connectivity, Ltd.	11,249	512,279
Vishay Intertechnology, Inc.†	1,500	20,835
		599,368
Electronic Components-Semiconductors — 1.3%
Broadcom Corp., Class A	1,513	51,079
DSP Group, Inc.†	925	7,687
First Solar, Inc.†	875	39,139
Intel Corp.	2,429	58,830
International Rectifier Corp.†	6,115	128,048
LSI Corp.†	9,575	68,365
Micron Technology, Inc.†	3,816	54,683
ON Semiconductor Corp.†	14,336	115,835
PLX Technology, Inc.†	17,975	85,561
QLogic Corp.†	875	8,365
Texas Instruments, Inc.	1,879	65,521
Xilinx, Inc.	4,960	196,466
		879,579
Electronic Connectors — 0.4%
Amphenol Corp., Class A	3,243	252,759
Electronic Design Automation — 0.2%
Cadence Design Systems, Inc.†	9,710	140,601
Electronic Measurement Instruments — 0.2%
National Instruments Corp.	4,772	133,330
Electronic Security Devices — 0.5%
Taser International, Inc.†	12,450	106,074
Tyco International, Ltd.	6,019	198,326
		304,400
Energy-Alternate Sources — 0.0%
REX American Resources Corp.†	100	2,877
SolarCity Corp.†	400	15,108
		17,985
Engineering/R&D Services — 0.4%
Argan, Inc.	1,625	25,350
EMCOR Group, Inc.	2,875	116,869
Fluor Corp.	1,185	70,282
Michael Baker Corp.	400	10,844
VSE Corp.	500	20,535
		243,880
Enterprise Software/Service — 1.4%
Digital River, Inc.†	5,600	105,112
Informatica Corp.†	7,672	268,366
MedAssets, Inc.†	3,450	61,203
Oracle Corp.	16,112	494,961
		929,642
Entertainment Software — 0.0%
Activision Blizzard, Inc.	310	4,421
Finance-Consumer Loans — 0.4%
Nelnet, Inc., Class A	1,300	46,917
Ocwen Financial Corp.†	2,400	98,928
Portfolio Recovery Associates, Inc.†	300	46,089
World Acceptance Corp.†	1,175	102,154
		294,088
Finance-Credit Card — 0.8%
American Express Co.	2,467	184,433
Visa, Inc., Class A	1,899	347,042
		531,475
Finance-Investment Banker/Broker — 0.4%
FBR & Co.†	300	7,578
Investment Technology Group, Inc.†	5,352	74,821
LPL Financial Holdings, Inc.	3,237	122,229
TD Ameritrade Holding Corp.	2,079	50,499
		255,127
Finance-Leasing Companies — 0.1%
Aircastle, Ltd.	1,475	23,585

3

Marlin Business Services Corp.	1,500	34,170
		57,755
Finance-Mortgage Loan/Banker — 0.0%
Arlington Asset Investment Corp., Class A	650	17,381
Nationstar Mortgage Holdings, Inc.†	175	6,552
		23,933
Finance-Other Services — 0.1%
Outerwall Inc†	1,375	80,671
Food-Canned — 0.0%
Seneca Foods Corp., Class A†	425	13,039
Food-Confectionery — 0.7%
Hershey Co.	5,411	483,094
Food-Misc./Diversified — 0.8%
B&G Foods, Inc.	1,050	35,752
Kellogg Co.	996	63,973
McCormick & Co., Inc.	4,864	342,231
Mondelez International, Inc., Class A	3,086	88,044
		530,000
Food-Retail — 0.5%
Arden Group, Inc., Class A	189	20,864
SUPERVALU, Inc.†	7,725	48,049
Whole Foods Market, Inc.	5,556	286,023
		354,936
Footwear & Related Apparel — 0.1%
Iconix Brand Group, Inc.†	2,075	61,026
Gas-Distribution — 0.2%
AGL Resources, Inc.	575	24,645
Laclede Group, Inc.	850	38,811
Piedmont Natural Gas Co., Inc.	875	29,522
Southwest Gas Corp.	625	29,244
		122,222
Hotels/Motels — 0.6%
Hyatt Hotels Corp., Class A†	678	27,364
Marriott International, Inc., Class A	7,431	299,990
Starwood Hotels & Resorts Worldwide, Inc.	596	37,661
		365,015
Housewares — 0.0%
Lifetime Brands, Inc.	1,600	21,728
Human Resources — 0.4%
Barrett Business Services, Inc.	2,800	146,188
Cross Country Healthcare, Inc.†	1,450	7,482
Monster Worldwide, Inc.†	25,567	125,534
		279,204
Identification Systems — 0.0%
Checkpoint Systems, Inc.†	1,100	15,609
Industrial Automated/Robotic — 0.1%
Hurco Cos., Inc.	675	19,420
Nordson Corp.	356	24,674
		44,094
Instruments-Controls — 0.7%
Honeywell International, Inc.	1,784	141,542
Sensata Technologies Holding NV†	8,934	311,797
Watts Water Technologies, Inc., Class A	100	4,534
		457,873
Insurance-Life/Health — 0.4%
American Equity Investment Life Holding Co.	3,725	58,483
CNO Financial Group, Inc.	5,250	68,040
Primerica, Inc.	700	26,208
Prudential Financial, Inc.	1,509	110,202
		262,933
Insurance-Multi-line — 0.3%
Hartford Financial Services Group, Inc.	2,981	92,172
MetLife, Inc.	1,642	75,138
		167,310
Insurance-Property/Casualty — 0.3%
Chubb Corp.	396	33,521
EMC Insurance Group, Inc.	275	7,222
Global Indemnity PLC†	275	6,476
Meadowbrook Insurance Group, Inc.	1,125	9,034
Navigators Group, Inc.†	550	31,372
ProAssurance Corp.	1,075	56,072
Stewart Information Services Corp.	450	11,786
Travelers Cos., Inc.	582	46,513
		201,996
Insurance-Reinsurance — 0.1%
Aspen Insurance Holdings, Ltd.	350	12,981
Platinum Underwriters Holdings, Ltd.	1,200	68,664
		81,645
Internet Application Software — 0.0%
IntraLinks Holdings, Inc.†	2,950	21,417
Internet Content-Information/News — 0.1%
WebMD Health Corp.†	1,925	56,537
Internet Infrastructure Software — 0.0%
TIBCO Software, Inc.†	950	20,330
Internet Telephone — 0.1%
magicJack VocalTec, Ltd.†	6,184	87,751
Investment Management/Advisor Services — 0.3%
Federated Investors, Inc., Class B	775	21,243
Franklin Resources, Inc.	306	41,622
Janus Capital Group, Inc.	175	1,489
T. Rowe Price Group, Inc.	1,727	126,330
		190,684
Lasers-System/Components — 0.2%
Coherent, Inc.	1,300	71,591
Newport Corp.†	2,075	28,905
		100,496
Leisure Products — 0.0%
Brunswick Corp.	675	21,566
Lighting Products & Systems — 0.1%
Acuity Brands, Inc.	850	64,192
Linen Supply & Related Items — 0.1%
G&K Services, Inc., Class A	625	29,750

4

Machinery-Construction & Mining — 0.1%
Caterpillar, Inc.	495	40,832
Hyster-Yale Materials Handling, Inc.	325	20,407
		61,239
Machinery-Farming — 0.0%
Alamo Group, Inc.	425	17,349
Machinery-General Industrial — 0.4%
Applied Industrial Technologies, Inc.	1,000	48,330
Kadant, Inc.	1,300	39,221
Roper Industries, Inc.	1,209	150,182
		237,733
Machinery-Material Handling — 0.0%
NACCO Industries, Inc., Class A	175	10,024
Medical Information Systems — 0.1%
athenahealth, Inc.†	963	81,585
Medical Instruments — 0.3%
CONMED Corp.	2,550	79,662
NuVasive, Inc.†	809	20,055
SurModics, Inc.†	3,337	66,773
		166,490
Medical Products — 0.6%
Accuray, Inc.†	1,398	8,025
Covidien PLC	1,421	89,296
Cyberonics, Inc.†	350	18,186
Greatbatch, Inc.†	1,650	54,103
Invacare Corp.	2,900	41,644
Orthofix International NV†	304	8,178
Varian Medical Systems, Inc.†	2,130	143,668
		363,100
Medical-Biomedical/Gene — 1.7%
Alexion Pharmaceuticals, Inc.†	2,313	213,351
Arqule, Inc.†	475	1,102
Cambrex Corp.†	1,550	21,653
Celgene Corp.†	1,909	223,181
Dynavax Technologies Corp.†	2,475	2,723
Gilead Sciences, Inc.†	8,031	411,268
Merrimack Pharmaceuticals, Inc.†	3,850	25,910
Oncothyreon, Inc.†	11,915	18,587
Transcept Pharmaceuticals, Inc.†	300	906
Trius Therapeutics, Inc.†	3,800	30,856
Vertex Pharmaceuticals, Inc.†	2,356	188,174
		1,137,711
Medical-Drugs — 2.9%
Abbott Laboratories	5,880	205,094
AbbVie, Inc.	4,762	196,861
Achillion Pharmaceuticals, Inc.†	4,075	33,333
Alkermes PLC†	3,604	103,363
Allergan, Inc.	1,761	148,347
Amicus Therapeutics, Inc.†	7,518	17,517
Bristol-Myers Squibb Co.	1,229	54,924
ChemoCentryx, Inc.†	2,500	35,350
Chimerix, Inc.†	1,350	32,724
Eli Lilly & Co.	1,237	60,761
Jazz Pharmaceuticals PLC†	3,071	211,070
Johnson & Johnson	1,541	132,310
Medivation, Inc.†	4,968	244,426
Merck & Co., Inc.	1,413	65,634
Orexigen Therapeutics, Inc.†	5,300	31,005
Pacira Pharmaceuticals, Inc.†	1,125	32,625
Pfizer, Inc.	5,673	158,901
Repros Therapeutics, Inc.†	1,250	23,062
Sciclone Pharmaceuticals, Inc.†	6,608	32,776
ViroPharma, Inc.†	4,525	129,641
		1,949,724
Medical-Generic Drugs — 0.3%
Actavis, Inc.†	1,370	172,921
Medical-HMO — 0.7%
Aetna, Inc.	3,597	228,553
Centene Corp.†	650	34,099
Magellan Health Services, Inc.†	150	8,412
Molina Healthcare, Inc.†	1,825	67,854
UnitedHealth Group, Inc.	1,511	98,940
		437,858
Medical-Hospitals — 0.1%
HCA Holdings, Inc.	1,171	42,226
Select Medical Holdings Corp.	2,350	19,270
		61,496
Medical-Outpatient/Home Medical — 0.1%
Addus Homecare Corp†	700	13,818
Amedisys, Inc.†	2,075	24,111
Gentiva Health Services, Inc.†	3,525	35,109
		73,038
Metal Processors & Fabrication — 1.0%
Ampco-Pittsburgh Corp.	200	3,754
Mueller Industries, Inc.	1,350	68,081
Precision Castparts Corp.	2,249	508,296
Worthington Industries, Inc.	3,550	112,570
		692,701
Metal-Copper — 0.1%
Freeport-McMoRan Copper & Gold, Inc.	1,905	52,597
Miscellaneous Manufacturing — 0.1%
FreightCar America, Inc.	4,542	77,169
Multimedia — 1.4%
Journal Communications, Inc., Class A†	1,700	12,733
Time Warner, Inc.	934	54,004
Twenty-First Century Fox, Inc., Class A	13,816	450,402
Walt Disney Co.	6,862	433,335
		950,474
Networking Products — 0.8%
Cisco Systems, Inc.	20,395	495,802
Office Furnishings-Original — 0.0%
Steelcase, Inc., Class A	625	9,113
Oil & Gas Drilling — 0.2%
Helmerich & Payne, Inc.	2,334	145,758
Parker Drilling Co.†	225	1,121
		146,879
Oil Companies-Exploration & Production — 1.7%
Anadarko Petroleum Corp.	1,181	101,483
Cabot Oil & Gas Corp.	69	4,900

5

Clayton Williams Energy, Inc.†	175	7,612
Cobalt International Energy, Inc.†	4,282	113,773
Contango Oil & Gas Co.	225	7,594
EOG Resources, Inc.	2,056	270,734
EPL Oil & Gas, Inc.†	4,125	121,110
EQT Corp.	394	31,272
Equal Energy, Ltd.	1,788	7,224
Isramco, Inc.†	50	4,659
Noble Energy, Inc.	3,997	239,980
Occidental Petroleum Corp.	1,128	100,651
PetroQuest Energy, Inc.†	2,725	10,791
Range Resources Corp.	135	10,438
Stone Energy Corp.†	1,425	31,393
Swift Energy Co.†	246	2,950
Vaalco Energy, Inc.†	3,275	18,733
W&T Offshore, Inc.	4,450	63,590
		1,148,887
Oil Companies-Integrated — 0.6%
Chevron Corp.	1,380	163,309
Exxon Mobil Corp.	1,837	165,973
Hess Corp.	974	64,761
		394,043
Oil Field Machinery & Equipment — 0.3%
Dresser-Rand Group, Inc.†	225	13,496
Dril-Quip, Inc.†	150	13,543
National Oilwell Varco, Inc.	2,645	182,240
		209,279
Oil Refining & Marketing — 0.6%
CVR Energy, Inc.	275	13,035
Delek US Holdings, Inc.	2,625	75,547
Marathon Petroleum Corp.	675	47,965
PBF Energy, Inc.	3,611	93,525
Valero Energy Corp.	4,591	159,629
Western Refining, Inc.	850	23,860
		413,561
Oil-Field Services — 0.9%
Cal Dive International, Inc.†	10,075	18,941
Exterran Holdings, Inc.†	3,375	94,905
Halliburton Co.	1,533	63,957
Helix Energy Solutions Group, Inc.†	4,325	99,648
Schlumberger, Ltd.	3,439	246,439
SEACOR Holdings, Inc.	595	49,415
Weatherford International, Ltd.†	1,832	25,098
		598,403
Paper & Related Products — 0.3%
Buckeye Technologies, Inc.	700	25,928
Domtar Corp.	325	21,613
P.H. Glatfelter Co.	2,575	64,632
Resolute Forest Products, Inc.†	2,550	33,583
Xerium Technologies, Inc.†	3,025	30,795
		176,551
Pharmacy Services — 1.1%
Express Scripts Holding Co.†	8,718	537,813
Omnicare, Inc.	4,576	218,321
		756,134
Physical Therapy/Rehabilitation Centers — 0.0%
HealthSouth Corp.†	300	8,640
Poultry — 0.1%
Sanderson Farms, Inc.	575	38,192
Power Converter/Supply Equipment — 0.2%
Advanced Energy Industries, Inc.†	8,025	139,715
SunPower Corp.†	700	14,490
		154,205
Precious Metals — 0.0%
Coeur Mining, Inc.†	1,300	17,290
Printing-Commercial — 0.3%
ARC Document Solutions, Inc.†	12,325	49,300
Consolidated Graphics, Inc.†	525	24,680
Deluxe Corp.	1,475	51,109
Quad/Graphics, Inc.	3,975	95,797
		220,886
Publishing-Books — 0.2%
Courier Corp.	2,325	33,201
Scholastic Corp.	2,275	66,635
		99,836
Radio — 0.0%
Entercom Communications Corp., Class A†	1,675	15,812
Real Estate Investment Trusts — 2.5%
American Tower Corp.	3,084	225,656
Anworth Mortgage Asset Corp.	5,425	30,380
Ashford Hospitality Trust, Inc.	625	7,156
Associated Estates Realty Corp.	250	4,020
BioMed Realty Trust, Inc.	675	13,655
Capstead Mortgage Corp.	5,925	71,693
CBL & Associates Properties, Inc.	1,450	31,059
Coresite Realty Corp.	4,025	128,035
Cousins Properties, Inc.	375	3,788
CYS Investments, Inc.	1,975	18,190
DCT Industrial Trust, Inc.	3,075	21,986
DiamondRock Hospitality Co.	1,650	15,378
EastGroup Properties, Inc.	625	35,169
EPR Properties	875	43,986
Equity Lifestyle Properties, Inc.	225	17,683
FelCor Lodging Trust, Inc.†	700	4,137
First Industrial Realty Trust, Inc.	525	7,964
Franklin Street Properties Corp.	1,325	17,490
Home Properties, Inc.	725	47,393
Hospitality Properties Trust	1,400	36,792
Host Hotels & Resorts, Inc.	2,304	38,868
Lexington Realty Trust	8,044	93,954
LTC Properties, Inc.	2,250	87,862
National Retail Properties, Inc.	525	18,060
Omega Healthcare Investors, Inc.	450	13,959
Pennsylvania Real Estate Investment Trust	1,500	28,320
Post Properties, Inc.	725	35,880
Potlatch Corp.	2,575	104,133
PS Business Parks, Inc.	175	12,630

6

RAIT Financial Trust	3,550	26,696
Ramco-Gershenson Properties Trust	2,650	41,155
Redwood Trust, Inc.	3,925	66,725
Saul Centers, Inc.	575	25,565
Simon Property Group, Inc.	945	149,234
Strategic Hotels & Resorts, Inc.†	1,925	17,056
Taubman Centers, Inc.	425	31,939
Ventas, Inc.	1,744	121,138
		1,694,784
Real Estate Management/Services — 0.2%
Jones Lang LaSalle, Inc.	1,385	126,229
Real Estate Operations & Development — 0.0%
Alexander & Baldwin, Inc.†	381	15,145
Recreational Centers — 0.1%
Town Sports International Holdings, Inc.	4,175	44,965
Rental Auto/Equipment — 0.2%
Avis Budget Group, Inc.†	475	13,656
Hertz Global Holdings, Inc.†	3,172	78,666
Rent-A-Center, Inc.	250	9,387
		101,709
Research & Development — 0.1%
PAREXEL International Corp.†	1,500	68,910
Resort/Theme Parks — 0.1%
Six Flags Entertainment Corp.	2,390	84,032
Retail-Apparel/Shoe — 0.8%
Abercrombie & Fitch Co., Class A	470	21,267
American Eagle Outfitters, Inc.	8,272	151,047
ANN, Inc.†	1,225	40,670
Brown Shoe Co., Inc.	2,100	45,213
Express, Inc.†	300	6,291
L Brands, Inc.	4,719	232,411
Stein Mart, Inc.	4,150	56,647
		553,546
Retail-Appliances — 0.1%
Conn’s, Inc.†	1,800	93,168
Retail-Auto Parts — 0.5%
AutoZone, Inc.†	816	345,731
Retail-Building Products — 0.1%
Home Depot, Inc.	980	75,921
Retail-Discount — 0.9%
Costco Wholesale Corp.	4,243	469,149
Target Corp.	1,120	77,123
Wal-Mart Stores, Inc.	621	46,258
		592,530
Retail-Drug Store — 0.4%
CVS Caremark Corp.	1,698	97,092
Rite Aid Corp.†	60,225	172,243
		269,335
Retail-Gardening Products — 0.3%
Tractor Supply Co.	1,566	184,177
Retail-Hair Salons — 0.0%
Regis Corp.	1,150	18,883
Retail-Hypermarkets — 0.0%
Roundy’s, Inc.	486	4,048
Retail-Jewelry — 0.2%
Tiffany & Co.	2,123	154,639
Retail-Major Department Stores — 0.8%
Nordstrom, Inc.	3,854	231,009
Saks, Inc.†	1,625	22,165
TJX Cos., Inc.	5,838	292,250
		545,424
Retail-Music Store — 0.0%
Trans World Entertainment Corp.	636	3,091
Retail-Office Supplies — 0.1%
Office Depot, Inc.†	8,025	31,057
Retail-Pet Food & Supplies — 0.1%
PetMed Express, Inc.	7,525	94,815
Retail-Regional Department Stores — 0.3%
Bon-Ton Stores, Inc.	1,425	25,721
Dillard’s, Inc., Class A	1,350	110,660
Macy’s, Inc.	1,302	62,496
		198,877
Retail-Restaurants — 1.0%
Biglari Holdings, Inc.†	275	112,860
CEC Entertainment, Inc.	625	25,650
Domino’s Pizza, Inc.	225	13,084
Dunkin’ Brands Group, Inc.	1,835	78,575
Red Robin Gourmet Burgers, Inc.†	1,050	57,939
Sonic Corp.†	5,200	75,712
Starbucks Corp.	4,337	284,030
		647,850
Retail-Sporting Goods — 0.1%
Dick’s Sporting Goods, Inc.	1,691	84,651
Rubber-Tires — 0.1%
Cooper Tire & Rubber Co.	1,150	38,146
Rubber/Plastic Products — 0.0%
Myers Industries, Inc.	1,625	24,391
Savings & Loans/Thrifts — 0.1%
Astoria Financial Corp.	425	4,581
BankFinancial Corp.	250	2,125
Beneficial Mutual Bancorp, Inc.†	1,000	8,400
Capitol Federal Financial, Inc.	250	3,035
OceanFirst Financial Corp.	1,025	15,939
		34,080
Seismic Data Collection — 0.0%
Dawson Geophysical Co.†	475	17,508
ION Geophysical Corp.†	1,125	6,773
		24,281
Semiconductor Components-Integrated Circuits — 0.7%
Aeroflex Holding Corp.†	2,875	22,684
Atmel Corp.†	30,314	222,808
Micrel, Inc.	3,150	31,122
QUALCOMM, Inc.	2,284	139,506
TriQuint Semiconductor, Inc.†	7,075	49,030
		465,150

7

Semiconductor Equipment — 0.3%
KLA-Tencor Corp.	1,962	109,342
Photronics, Inc.†	3,200	25,792
Rudolph Technologies, Inc.†	1,225	13,720
Ultra Clean Holdings, Inc.†	4,969	30,063
		178,917
Software Tools — 0.4%
VMware, Inc., Class A†	4,327	289,866
Steel-Producers — 0.1%
Reliance Steel & Aluminum Co.	781	51,202
United States Steel Corp.	1,618	28,364
		79,566
Telecom Equipment-Fiber Optics — 0.0%
Alliance Fiber Optic Products, Inc.	300	6,003
Telecom Services — 0.4%
Amdocs, Ltd.	7,078	262,523
Aviat Networks, Inc.†	2,700	7,074
Fairpoint Communications, Inc.†	1,775	14,821
Inteliquent Inc	900	5,175
NTELOS Holdings Corp.	125	2,058
		291,651
Telecommunication Equipment — 0.3%
ARRIS Group, Inc.†	4,800	68,880
Comtech Telecommunications Corp.	5,075	136,467
		205,347
Telephone-Integrated — 0.3%
AT&T, Inc.	1,873	66,304
CenturyLink, Inc.	664	23,473
Verizon Communications, Inc.	1,906	95,948
		185,725
Television — 0.5%
CBS Corp., Class B	6,377	311,644
Sinclair Broadcast Group, Inc., Class A	550	16,159
		327,803
Textile-Apparel — 0.0%
Unifi, Inc.†	1,000	20,670
Therapeutics — 0.6%
BioMarin Pharmaceutical, Inc.†	2,043	113,979
Cornerstone Therapeutics, Inc.†	1,400	11,200
Neurocrine Biosciences, Inc.†	2,800	37,464
Questcor Pharmaceuticals, Inc.	3,800	172,748
Threshold Pharmaceuticals, Inc.†	12,700	66,802
		402,193
Tobacco — 0.8%
Altria Group, Inc.	489	17,110
Philip Morris International, Inc.	4,392	380,435
Universal Corp.	2,400	138,840
		536,385
Toys — 0.4%
Mattel, Inc.	6,254	283,369
Transactional Software — 0.3%
Solera Holdings, Inc.	3,463	192,716
VeriFone Systems, Inc.†	775	13,028
		205,744
Transport-Equipment & Leasing — 0.0%
AMERCO	50	8,095
Transport-Rail — 1.0%
Kansas City Southern	1,232	130,543
Union Pacific Corp.	3,339	515,141
		645,684
Transport-Services — 0.4%
FedEx Corp.	2,843	280,263
Transport-Truck — 0.3%
Arkansas Best Corp.	1,050	24,098
Celadon Group, Inc.	425	7,756
Con-way, Inc.	650	25,324
Heartland Express, Inc.	1,475	20,458
Saia, Inc.†	3,538	106,019
Swift Transportation Co.†	1,825	30,185
		213,840
Travel Services — 0.0%
Interval Leisure Group, Inc.	1,125	22,410
Virtual Reality Products — 0.0%
RealD, Inc.†	350	4,865
Vitamins & Nutrition Products — 0.1%
Herbalife, Ltd.	125	5,643
USANA Health Sciences, Inc.†	675	48,856
		54,499
Web Portals/ISP — 1.6%
Google, Inc., Class A†	1,196	1,052,923
Wire & Cable Products — 0.0%
Coleman Cable, Inc.	800	14,448
Wireless Equipment — 0.9%
InterDigital, Inc.	3,625	161,856
Motorola Solutions, Inc.	6,022	347,650
RF Micro Devices, Inc.†	3,425	18,324
Telenav, Inc.†	2,650	13,860
Ubiquiti Networks, Inc.	3,925	68,844
		610,534
Total Common Stock (cost $43,146,501)		48,722,809
PREFERRED STOCK — 0.0%
Electric-Integrated — 0.0%
Entergy Louisiana LLC 4.70%	225	4,790
Finance-Investment Banker/Broker — 0.0%
Lehman Brothers Holdings Capital Trust VII Escrow Security 0.00%†(2)	6,000	1

8

Finance-Mortgage Loan/Banker — 0.0%
Federal Home Loan Mtg. Corp. FRS Series Z 0.00%†	300	1,395
Insurance-Reinsurance — 0.0%
RenaissanceRe Holdings, Ltd. 5.38%	425	9,996
Telecom Services — 0.0%
Qwest Corp. 6.13%	450	10,845
Total Preferred Stock (cost $32,131)		27,027
ASSET BACKED SECURITIES — 3.5%
Diversified Financial Services — 3.5%
AmeriCredit Automobile Receivables Trust, Series 2010-3, Class C 3.34% due 04/08/2016	$30,000	30,835
AmeriCredit Automobile Receivables Trust, Series 2010-A, Class A3 3.51% due 07/06/2017	38,083	38,870
AmeriCredit Automobile Receivables Trust, Series 2010-2, Class C 4.52% due 10/08/2015	20,000	20,332
AmeriCredit Automobile Receivables Trust, Series 2010-1, Class C 5.19% due 08/17/2015	19,882	20,344
Banc of America Commercial Mtg., Inc., VRS Series 2007-3, Class A4 5.74% due 02/10/2051(4)	30,000	33,868
Banc of America Funding Trust FRS Series 2006-A, Class 1A1 2.69% due 02/20/2036(5)	16,216	15,948
Banc of America Funding Trust Series 2005-8, Class 1A1 5.50% due 01/25/2036(5)	6,037	5,919
Banc of America Funding Trust Series 2006-2, Class 2A22 6.00% due 03/25/2036(5)	36,454	35,399
Bear Stearns Adjustable Rate Mtg. Trust FRS Series 2005-12, Class 12A1 2.75% due 02/25/2036(5)	69,381	56,108
Bear Stearns Commercial Mtg. Securities, Inc., Series 2006-PW14, Class A4 5.20% due 12/11/2038(4)	50,000	55,186
Bear Stearns Commercial Mtg. Securities, Inc. VRS Series 2007-PW16, Class A4 5.71% due 06/11/2040(4)	40,000	45,183
CAL Funding II, Ltd. Series 2012-1A, Class A 3.47% due 10/25/2027*	4,667	4,618
Capital Auto Receivables Asset Trust Series 2013-2, Class A3 1.24% due 10/20/2017	7,000	6,999
Chase Issuance Trust Series 2012-A4, Class A4 1.58% due 08/16/2021	4,000	3,830
Citigroup Commercial Mtg. Trust VRS Series 2007-C6, Class A4 5.70% due 12/10/2049(4)	50,000	56,606
Citigroup Mtg. Loan Trust, Inc. FRS Series 2006-AR1, Class 3A1 2.56% due 03/25/2036(5)	48,732	40,292
Citigroup/Deutsche Bank Commercial Mtg. Trust VRS Series 2005-CD1, Class A4 5.22% due 07/15/2044(4)	100,000	107,420
Citigroup/Deutsche Bank Commercial Mtg. Trust, VRS Series 2007-CD5, Class A4 5.89% due 11/15/2044(4)	39,323	44,625
CKE Restaurant Holdings, Inc. Series 2013-1A, Class A2 4.47% due 03/20/2043*	49,813	49,778
Commercial Mtg. Loan Trust VRS Series 2008-LS1, Class A4B 6.01% due 12/10/2049(4)	25,000	28,290
Commercial Mtg. Pass Through Certs. Series 2012-CR2, Class A2 2.03% due 08/15/2045(4)	16,681	16,796
Commercial Mtg. Pass Through Certs. Series 2013-LC6, Class A4 2.94% due 01/10/2046(4)	30,000	27,931
Commercial Mtg. Pass Through Certs. VRS
Series 2006-C7, Class A4
5.75% due 06/10/2046(4)	50,000	54,958
Countrywide Alternative Loan Trust FRS Series 2006-OC11, Class 2A2A 0.36% due 01/25/2037(5)	38,663	28,893

9

Countrywide Home Loan Mtg. Pass Through Trust, Series 2005-6, Class 1A11 5.25% due 02/25/2026(5)	25,000	24,896
Countrywide Home Loan Mtg. Pass Through Trust, Series 2005-12, Class 2A4 5.50% due 05/25/2035(5)	79	78
Countrywide Home Loan Mtg. Pass Through Trust, Series 2005-29, Class A1 5.75% due 12/25/2035(5)	27,695	25,317
Countrywide Home Loan Mtg. Pass Through Trust, Series 2006-14, Class A3 6.25% due 09/25/2036(5)	1,679	1,564
First Horizon Alternative Mtg. Securities FRS Series 2005-AA3, Class 3A1 2.37% due 05/25/2035(5)	73,064	65,287
First Horizon Mtg. Pass-Through Trust Series 2006-2, Class 1A3 6.00% due 08/25/2036(5)	4,959	4,986
GMAC Commercial Mtg. Securities, Inc. VRS Series 2006-C1, Class A4 5.24% due 11/10/2045(4)	105,000	112,245
Greenwich Capital Commercial Funding Corp. Series 2007-GG9, Class A4 5.44% due 03/10/2039(4)	30,000	33,160
GS Mtg. Securities Corp. II Series 2012-GCJ9, Class A2 1.76% due 11/10/2045(4)	10,000	9,918
GS Mtg. Securities Corp. II Series 2013-GC12, Class A4 3.14% due 06/10/2046(4)	15,000	14,102
GS Mtg. Securities Corp. II, VRS Series 2010-C2, Class A2 5.16% due 12/10/2043*(4)	100,000	110,920
GS Mtg. Securities Corp. II VRS Series 2004-GG2, Class A6 5.40% due 08/10/2038(4)	150,000	154,265
GS Mtg. Securities Corp. II FRS Series 2007-EOP, Class L 5.46% due 03/06/2020*(4)	45,000	44,965
GS Mtg. Securities Corp. II VRS Series 2006-GG6, Class A4 5.55% due 04/10/2038(4)	30,000	32,677
GSR Mtg. Loan Trust FRS Series 2006-AR1, Class 2A1 2.80% due 01/25/2036(5)	34,478	30,593
GSR Mtg. Loan Trust FRS Series 2005-AR2, Class 1A2 2.82% due 04/25/2035(5)	20,706	18,961
GSR Mtg. Loan Trust FRS Series 2007-AR1, Class 2A1 2.84% due 03/25/2047(5)	13,573	11,131
Impac CMB Trust FRS Series 2005-4, Class 1A1A 0.73% due 05/25/2035(5)	31,736	27,740
Irvine Core Office Trust Series 2013-IRV, Class A1 2.07% due 05/15/2048*(4)	14,896	14,419
JP Morgan Chase Commercial Mtg. Securities Trust Series 2012-LC9, Class A5 2.84% due 12/15/2047(4)	30,000	27,820
LB-UBS Commercial Mtg. Trust Series 2007-C2, Class A3 5.43% due 02/15/2040(4)	25,000	27,422
LB-UBS Commercial Mtg. Trust VRS Series 2006-C4, Class A4 5.86% due 06/15/2038(4)	30,000	33,297
LB-UBS Commercial Mtg. Trust VRS Series2008-C1, Class A2 6.15% due 04/15/2041(4)	25,000	29,097
Merrill Lynch Mtg. Investors Trust FRS Series 2005-A1, Class 2A1 2.71% due 12/25/2034(5)	25,131	25,078
Morgan Stanley Capital I VRS Series 2007-T25, Class A3 5.51% due 11/12/2049(4)	50,000	55,664
Morgan Stanley Mtg. Loan Trust, Series 2007-12, Class 3A22 6.00% due 08/25/2037(5)	27,670	25,135
MortgageIT Trust FRS Series 2005-4, Class A1 0.47% due 10/25/2035(5)	83,855	72,450
MortgageIT Trust FRS Series 2004-2, Class A1 0.56% due 12/25/2034(5)	8,700	8,480
MortgageIT Trust FRS Series 2004-1, Class A2 1.09% due 11/25/2034(5)	1,624	1,380
New Century Home Equity Loan Trust VRS Series 2004-A, Class AII9 4.83% due 08/25/2034	2,655	2,736
Option One Mtg. Loan Trust FRS Series 2006-3, Class 2A2 0.29% due 02/25/2037	13,575	7,491
Santander Drive Auto Receivables Trust, Series 2011-1, Class C 3.11% due 05/16/2016	30,000	30,378
Santander Drive Auto Receivables Trust, Series 2010-2, Class C 3.89% due 07/17/2017	25,000	25,659
Securitized Asset Backed Receivables LLC Trust FRS Series 2007-BR5, Class A2A 0.32% due 05/25/2037	38,780	20,417
Sequoia Mtg. Trust FRS Series 2007-1, Class 2A1 2.56% due 02/20/2047(5)	56,251	46,883

10

SNAAC Auto Receivables Trust Series 2012-1A, Class A 1.78% due 06/15/2016*	3,705	3,719
UBS-Barclays Commercial Mtg. Trust Series 2012-C2, Class A2 2.11% due 05/10/2063(4)	11,636	11,741
UBS-Barclays Commercial Mtg. Trust Series 2013-C5, Class A4 3.18% due 03/10/2046(4)	35,000	33,636
UBS-Barclays Commercial Mtg. Trust Series 2012-C2, Class A4 3.53% due 05/10/2063(4)	65,000	63,937
Volvo Financial Equipment LLC Series 2012-1A, Class B 1.51% due 08/15/2017*	5,000	5,015
Wachovia Bank Commercial Mtg. Trust VRS Series 2006-C26, Class AM 5.97% due 06/15/2045(4)	19,000	20,825
Wells Fargo Mtg. Backed Securities Trust FRS Series 2004-BB, Class A2 2.62% due 01/25/2035(5)	71,165	68,752
Wells Fargo Mtg. Backed Securities Trust FRS Series 2006-AR14, Class 2A1 2.64% due 10/25/2036(5)	30,088	25,889
Wells Fargo Mtg. Backed Securities Trust FRS Series 2005-AR2, Class 2A2 2.68% due 03/25/2035(5)	51,407	51,578
Wells Fargo Mtg. Backed Securities Trust Series 2007-14, Class 1A1 6.00% due 10/25/2037(5)	14,245	13,960
WF-RBS Commercial Mtg. Trust, VRS Series 2011-C2, Class A4 4.87% due 02/15/2044*(4)	25,000	27,225
Total Asset Backed Securities (cost $2,277,570)		2,331,916
U.S. CORPORATE BONDS & NOTES — 7.1%
Advertising Agencies — 0.1%
Interpublic Group of Cos., Inc. Senior Notes 6.25% due 11/15/2014	61,000	64,666
Advertising Services — 0.0%
Visant Corp. Company Guar. Notes 10.00% due 10/01/2017	3,000	2,768
Aerospace/Defense — 0.1%
Boeing Co. Senior Notes 0.95% due 05/15/2018	9,000	8,611
Esterline Technologies Corp. Company Guar. Notes 7.00% due 08/01/2020	10,000	10,725
Lockheed Martin Corp. Senior Notes 4.07% due 12/15/2042	6,000	5,239
Raytheon Co. Senior Notes 2.50% due 12/15/2022	7,000	6,436
		31,011
Aerospace/Defense-Equipment — 0.0%
B/E Aerospace, Inc. Senior Notes 6.88% due 10/01/2020	10,000	10,800
Erickson Air-Crane, Inc. Sec. Notes 8.25% due 05/01/2020*	4,000	3,890
Exelis, Inc. Company Guar. Notes 5.55% due 10/01/2021	4,000	4,064
		18,754
Agricultural Chemicals — 0.0%
CF Industries, Inc. Company Guar. Notes 3.45% due 06/01/2023	15,000	14,415
Agricultural Operations — 0.1%
Cargill, Inc. Senior Notes 4.31% due 05/14/2021*	43,000	45,341
Airlines — 0.1%
Atlas Air, Inc. Pass Through Certs. Series 1999-1, Class A-1 7.20% due 01/02/2019	1,590	1,622
Atlas Air, Inc. Pass Through Certs. Series 1999-1, Class B 7.63% due 01/02/2015	10,190	10,291
Continental Airlines Pass Through Certs. Series 2012-3, Class C 6.13% due 04/29/2018	3,000	3,030
Continental Airlines, Inc. Pass Through Certs. Series 1998-1, Class A 6.65% due 03/15/2019	6,217	6,559
Continental Airlines, Inc. Pass Through Certs. Series 2007-1, Class B 6.90% due 04/19/2022	18,678	19,799
Continental Airlines, Inc. Pass Through Certs. Series 2009-2, Class A 7.25% due 11/10/2019	21,284	24,902
		66,203
Alternative Waste Technology — 0.0%
ADS Waste Holdings, Inc. Senior Notes 8.25% due 10/01/2020*	2,000	2,040

11

Auction House/Art Dealers — 0.0%
Sotheby’s Company Guar. Notes 5.25% due 10/01/2022*	3,000	2,910
Auto/Truck Parts & Equipment-Original — 0.0%
Affinia Group, Inc. Senior Notes 7.75% due 05/01/2021*	4,000	4,030
Banks-Commercial — 0.1%
CIT Group, Inc. Senior Notes 5.50% due 02/15/2019*	25,000	25,813
FirstMerit Corp. Sub. Notes 4.35% due 02/04/2023	3,000	2,975
Regions Financial Corp. Senior Notes 2.00% due 05/15/2018	10,000	9,453
Zions Bancorporation Senior Notes 4.00% due 06/20/2016	6,000	6,278
Zions Bancorporation Senior Notes 4.50% due 03/27/2017	11,000	11,633
Zions Bancorporation Senior Notes 4.50% due 06/13/2023	12,000	11,812
Zions Bancorporation FRS Jr. Sub. Notes 5.80% due 06/15/2023(6)	9,000	8,460
		76,424
Banks-Fiduciary — 0.0%
Bank of New York Mellon Corp. Senior Notes 1.20% due 02/20/2015	7,000	7,057
Banks-Money Center — 0.0%
Chase Capital III FRS Limited Guar. Notes 0.82% due 03/01/2027	10,000	8,112
Banks-Super Regional — 0.2%
Capital One Financial Corp. Sub. Notes 6.15% due 09/01/2016	15,000	16,739
SunTrust Banks, Inc. Senior Notes 3.60% due 04/15/2016	35,000	37,051
SunTrust Banks, Inc. Sub. Notes 6.00% due 02/15/2026	1,000	1,129
Wachovia Corp. Senior Notes 5.75% due 02/01/2018	17,000	19,580
Wells Fargo & Co. Senior Notes 1.50% due 01/16/2018	50,000	48,766
Wells Fargo & Co. Sub. Notes 3.45% due 02/13/2023	10,000	9,550
Wells Fargo & Co. FRS Jr. Sub. Notes 7.98% due 03/15/2018(6)	5,000	5,650
		138,465
Beverages-Non-alcoholic — 0.0%
Innovation Ventures LLC/Innovation Ventures Finance Corp. Senior Sec. Notes 9.50% due 08/15/2019*	6,000	4,995
Brewery — 0.1%
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 0.80% due 07/15/2015	16,000	15,996
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Bonds 8.20% due 01/15/2039	15,000	22,002
		37,998
Broadcast Services/Program — 0.1%
Liberty Media LLC Senior Notes 8.25% due 02/01/2030	15,000	16,050
Turner Broadcasting, Inc. Company Guar. Notes 8.38% due 07/01/2013	30,000	30,000
		46,050
Building & Construction Products-Misc. — 0.0%
Owens Corning, Inc. Company Guar. Notes 7.00% due 12/01/2036	6,000	6,420
Building Products-Cement — 0.0%
Headwaters, Inc. Sec. Notes 7.63% due 04/01/2019	3,000	3,135
Building Products-Wood — 0.0%
Masco Corp. Senior Notes 6.13% due 10/03/2016	15,000	16,200
Masco Corp. Bonds 6.50% due 08/15/2032	5,000	4,975
		21,175
Cable/Satellite TV — 0.4%
CCO Holdings LLC/CCO Holdings Capital Corp. Company Guar. Notes 5.25% due 03/15/2021*	4,000	3,940
CCO Holdings LLC/CCO Holdings Capital Corp. Company Guar. Notes 6.50% due 04/30/2021	15,000	15,638

12

CCO Holdings LLC/CCO Holdings Capital Corp. Company Guar. Notes 6.63% due 01/31/2022	20,000	20,850
Comcast Corp. Company Guar. Notes 4.25% due 01/15/2033	38,000	36,359
COX Communications, Inc. Senior Notes 2.95% due 06/30/2023*	20,000	18,192
COX Communications, Inc. Senior Notes 6.25% due 06/01/2018*	25,000	29,228
COX Communications, Inc. Senior Notes 8.38% due 03/01/2039*	10,000	13,554
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc. Company Guar. Notes 3.80% due 03/15/2022	20,000	19,212
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc. Company Guar. Notes 5.15% due 03/15/2042	20,000	17,841
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc. Company Guar. Notes 5.20% due 03/15/2020	10,000	10,797
DISH DBS Corp. Company Guar. Notes 6.75% due 06/01/2021	21,000	22,312
TCI Communications, Inc. Senior Notes 7.13% due 02/15/2028	5,000	6,352
Time Warner Cable, Inc. Company Guar. Notes 4.50% due 09/15/2042	10,000	7,755
Time Warner Cable, Inc. Company Guar. Notes 5.88% due 11/15/2040	25,000	22,901
		244,931
Casino Hotels — 0.0%
Caesars Entertainment Operating Co., Inc. Senior Sec. Notes 8.50% due 02/15/2020	5,000	4,712
CityCenter Holdings LLC/CityCenter Finance Corp. Sec. Notes 10.75% due 01/15/2017(7)	5,900	6,372
Wynn Las Vegas LLC/ Wynn Las Vegas Capital Corp. 1st Mtg. Notes 7.75% due 08/15/2020	5,000	5,552
		16,636
Cellular Telecom — 0.1%
Cellco Partnership/Verizon Wireless Capital LLC Senior Notes 5.55% due 02/01/2014	55,000	56,465
MetroPCS Wireless, Inc. Company Guar. Notes 6.63% due 04/01/2023*	3,000	3,052
Sprint Nextel Corp. Senior Notes 7.00% due 08/15/2020	2,000	2,100
Sprint Nextel Corp. Company Guar. Notes 9.00% due 11/15/2018*	5,000	5,850
		67,467
Chemicals-Diversified — 0.0%
Dow Chemical Co. Senior Notes 4.25% due 11/15/2020	25,000	26,327
Chemicals-Other — 0.0%
Taminco Global Chemical Corp. Sec. Notes 9.75% due 03/31/2020*	2,000	2,228
Chemicals-Specialty — 0.0%
Lubrizol Corp. Company Guar. Notes 6.50% due 10/01/2034	5,000	6,305
Tronox Finance LLC Company Guar. Notes 6.38% due 08/15/2020*	4,000	3,770
		10,075
Coal — 0.1%
CONSOL Energy, Inc. Company Guar. Notes 8.25% due 04/01/2020	5,000	5,238
Peabody Energy Corp. Company Guar. Notes 6.50% due 09/15/2020	25,000	25,062
Peabody Energy Corp. Company Guar. Notes 7.38% due 11/01/2016	10,000	11,100
SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp. Company Guar. Notes 7.38% due 02/01/2020*	4,000	4,080
		45,480
Commercial Services-Finance — 0.0%
Harland Clarke Holdings Corp. Senior Sec. Notes 9.75% due 08/01/2018*	2,000	2,080
Computer Services — 0.0%
Affiliated Computer Services, Inc. Senior Notes 5.20% due 06/01/2015	6,000	6,363

13

International Business Machines Corp. Senior Notes 6.22% due 08/01/2027	10,000	12,325
		18,688
Computers — 0.1%
Apple, Inc. Senior Notes 1.00% due 05/03/2018	10,000	9,603
Apple, Inc. Senior Notes 2.40% due 05/03/2023	12,000	11,130
Hewlett Packard Co. Senior Notes 2.65% due 06/01/2016	10,000	10,193
		30,926
Computers-Memory Devices — 0.0%
EMC Corp. Senior Notes 1.88% due 06/01/2018	9,000	8,897
Consumer Products-Misc. — 0.0%
American Achievement Corp. Sec. Notes 10.88% due 04/15/2016*	3,000	2,992
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC Senior Sec. Notes 5.75% due 10/15/2020	2,000	2,015
		5,007
Containers-Metal/Glass — 0.0%
Ball Corp. Company Guar. Notes 4.00% due 11/15/2023	26,000	24,050
Crown Americas LLC/Crown Americas Capital Corp. III Company Guar. Notes 6.25% due 02/01/2021	5,000	5,300
		29,350
Containers-Paper/Plastic — 0.0%
Sealed Air Corp. Senior Notes 5.25% due 04/01/2023*	4,000	3,890
Tekni-Plex, Inc. Senior Sec. Notes 9.75% due 06/01/2019*	2,000	2,125
		6,015
Data Processing/Management — 0.0%
Audatex North America, Inc. Company Guar. Notes 6.75% due 06/15/2018	5,000	5,250
First Data Corp. Senior Sec. Notes 7.38% due 06/15/2019*	3,000	3,082
		8,332
Distribution/Wholesale — 0.1%
Glencore Funding LLC Company Guar. Notes 1.70% due 05/27/2016*	35,000	33,940
Glencore Funding LLC Company Guar. Notes 2.50% due 01/15/2019*	18,000	16,285
		50,225
Diversified Banking Institutions — 1.3%
BAC Capital Trust XIII FRS Limited Guar. Notes 4.00% due 07/15/2013(6)	27,000	22,680
Bank of America Corp. Senior Notes 2.00% due 01/11/2018	20,000	19,372
Bank of America Corp. Senior Notes 5.65% due 05/01/2018	40,000	44,439
Bank of America Corp. Senior Notes 5.88% due 01/05/2021	5,000	5,627
Bank of America Corp. Senior Notes 6.00% due 09/01/2017	50,000	56,048
Bank of America Corp. Sub. Notes 7.25% due 10/15/2025	2,000	2,254
Citigroup, Inc.
Sub. Notes
3.50% due 05/15/2023	13,000	11,676
Citigroup, Inc. Sub. Notes 4.05% due 07/30/2022	25,000	24,028
Citigroup, Inc. Senior Notes 5.38% due 08/09/2020	35,000	38,703
Citigroup, Inc. Sub. Notes 5.88% due 02/22/2033	23,000	22,113
Citigroup, Inc. FRS Jr. Sub. Notes 5.90% due 02/15/2023(6)	4,000	3,960
Citigroup, Inc. Senior Notes 6.13% due 11/21/2017	25,000	28,414
Citigroup, Inc. Senior Notes 8.50% due 05/22/2019	50,000	63,001
Goldman Sachs Group, Inc. Senior Notes 2.38% due 01/22/2018	8,000	7,855
Goldman Sachs Group, Inc. Senior Notes 5.38% due 03/15/2020	5,000	5,425
Goldman Sachs Group, Inc. Sub. Notes 5.63% due 01/15/2017	20,000	21,676
Goldman Sachs Group, Inc. Sub. Notes 5.95% due 01/15/2027	65,000	66,837

14

Goldman Sachs Group, Inc. Senior Notes 6.15% due 04/01/2018	20,000	22,537
Goldman Sachs Group, Inc. Sub. Notes 6.75% due 10/01/2037	17,000	17,414
Goldman Sachs Group, Inc. Senior Notes 7.50% due 02/15/2019	15,000	17,814
JPMorgan Chase & Co. Senior Notes 3.25% due 09/23/2022	25,000	23,735
JPMorgan Chase & Co. Sub. Notes 3.38% due 05/01/2023	35,000	32,591
JPMorgan Chase & Co. Senior Notes 4.25% due 10/15/2020	10,000	10,394
JPMorgan Chase & Co. Senior Notes 4.35% due 08/15/2021	10,000	10,417
JPMorgan Chase & Co. Sub. Notes 5.13% due 09/15/2014	45,000	47,212
JPMorgan Chase & Co. Senior Notes 6.30% due 04/23/2019	16,000	18,587
JPMorgan Chase & Co. FRS Jr. Sub Notes 7.90% due 04/30/2018(6)	5,000	5,650
JPMorgan Chase Capital XXIII FRS Limited Guar. Bonds 1.28% due 05/15/2077	3,000	2,280
Morgan Stanley Senior Notes 2.13% due 04/25/2018	12,000	11,484
Morgan Stanley Senior Notes 3.75% due 02/25/2023	3,000	2,869
Morgan Stanley Senior Notes 4.75% due 03/22/2017	7,000	7,425
Morgan Stanley Sub. Notes 4.88% due 11/01/2022	45,000	44,456
Morgan Stanley Senior Notes 5.50% due 07/28/2021	7,000	7,475
Morgan Stanley Senior Notes 5.75% due 01/25/2021	100,000	108,545
Morgan Stanley Senior Notes 6.38% due 07/24/2042	6,000	6,694
		841,687
Diversified Financial Services — 0.3%
General Electric Capital Corp. Senior Notes 4.65% due 10/17/2021	60,000	63,646
General Electric Capital Corp. Senior Notes 5.55% due 05/04/2020	35,000	39,535
General Electric Capital Corp. Senior Notes 5.63% due 05/01/2018	25,000	28,675
General Electric Capital Corp. Senior Notes 5.88% due 01/14/2038	29,000	31,922
General Electric Capital Corp. Senior Notes 6.75% due 03/15/2032	32,000	38,369
		202,147
Diversified Manufacturing Operations — 0.0%
JB Poindexter & Co., Inc. Senior Notes 9.00% due 04/01/2022*	2,000	2,100
Textron, Inc. Senior Notes 4.63% due 09/21/2016	13,000	14,064
		16,164
E-Commerce/Services — 0.0%
Netflix, Inc. Senior Notes 5.38% due 02/01/2021*	15,000	14,925
Electric-Distribution — 0.0%
Oglethorpe Power Corp. 1st Mtg. Notes 4.20% due 12/01/2042	2,000	1,731
Electric-Generation — 0.0%
AES Corp. Senior Notes 4.88% due 05/15/2023	4,000	3,730
AES Corp. Senior Notes 8.00% due 06/01/2020	10,000	11,400
		15,130
Electric-Integrated — 0.2%
Dominion Resources, Inc. Senior Notes 5.25% due 08/01/2033	12,000	13,036
Edison International Senior Notes 3.75% due 09/15/2017	21,000	22,210
Entergy Corp. Senior Notes 3.63% due 09/15/2015	24,000	24,865
Exelon Generation Co. LLC Senior Notes 5.20% due 10/01/2019	14,000	15,396
Exelon Generation Co. LLC Senior Notes 5.60% due 06/15/2042	8,000	8,037

15

FirstEnergy Corp. Senior Notes 4.25% due 03/15/2023	13,000	12,079
FirstEnergy Corp. Senior Notes 7.38% due 11/15/2031	8,000	8,437
Georgia Power Co. Senior Notes 3.00% due 04/15/2016	3,000	3,139
Great Plains Energy, Inc. Senior Notes 5.29% due 06/15/2022	3,000	3,247
PPL Energy Supply LLC Senior Notes 4.60% due 12/15/2021	12,000	12,212
Progress Energy, Inc. Senior Notes 7.00% due 10/30/2031	15,000	18,190
Puget Energy, Inc. Senior Sec. Notes 6.00% due 09/01/2021	7,000	7,523
		148,371
Electric-Transmission — 0.0%
ITC Holdings Corp. Senior Notes 4.05% due 07/01/2023	6,000	6,010
ITC Holdings Corp. Senior Notes 5.30% due 07/01/2043	8,000	8,076
		14,086
Electronic Components-Semiconductors — 0.0%
Amkor Technology, Inc. Senior Notes 6.38% due 10/01/2022	2,000	1,965
Intel Corp. Senior Notes 4.00% due 12/15/2032	4,000	3,715
		5,680
Finance-Auto Loans — 0.0%
American Honda Finance Corp. Notes 1.00% due 08/11/2015*	5,000	5,008
General Motors Financial Co., Inc. Company Guar. Notes 4.75% due 08/15/2017*	3,000	3,075
General Motors Financial Co., Inc. Company Guar. Notes 6.75% due 06/01/2018	5,000	5,438
		13,521
Finance-Consumer Loans — 0.1%
HSBC Finance Corp. Senior Sub. Notes 6.68% due 01/15/2021	5,000	5,528
SLM Corp. Notes 6.00% due 01/25/2017	5,000	5,225
SLM Corp. Senior Notes 6.25% due 01/25/2016	20,000	21,200
SLM Corp. Senior Notes 8.45% due 06/15/2018	5,000	5,550
		37,503
Finance-Investment Banker/Broker — 0.2%
Bear Stearns Cos., Inc. Senior Notes 7.25% due 02/01/2018	10,000	11,908
Jefferies Group LLC Senior Debentures 6.25% due 01/15/2036	6,000	5,790
Lehman Brothers Holdings, Inc. Escrow Notes 5.50% due 04/04/2016†	7,000	1,706
Lehman Brothers Holdings, Inc. Escrow Notes 6.75% due 12/28/2017†(2)	7,000	1
Lehman Brothers Holdings, Inc. Escrow Notes 7.50% due 05/11/2038†(2)	10,000	2
Merrill Lynch & Co., Inc. Sub. Notes 6.11% due 01/29/2037	100,000	98,436
		117,843
Finance-Leasing Companies — 0.0%
Air Lease Corp. Senior Notes 4.50% due 01/15/2016	5,000	5,025
Air Lease Corp. Company Guar. Notes 4.75% due 03/01/2020	4,000	3,860
Air Lease Corp. Senior Notes 6.13% due 04/01/2017	4,000	4,140
		13,025
Finance-Other Services — 0.0%
National Rural Utilities Cooperative Finance Corp. Collateral Trust Bonds 1.00% due 02/02/2015	4,000	4,019
National Rural Utilities Cooperative Finance Corp. FRS Sub. Notes 4.75% due 04/30/2043	7,000	6,808
		10,827
Firearms & Ammunition — 0.0%
FGI Operating Co. LLC/FGI Finance, Inc. Sec. Notes 7.88% due 05/01/2020*	2,000	2,070

16

Food-Misc./Diversified — 0.0%
Kraft Foods, Inc. Senior Notes 6.88% due 01/26/2039	5,000	6,171
Food-Retail — 0.0%
SUPERVALU, Inc. Senior Notes 6.75% due 06/01/2021*	9,000	8,370
Gas-Distribution — 0.1%
CenterPoint Energy, Inc. Senior Notes 6.50% due 05/01/2018	25,000	29,567
Home Furnishings — 0.0%
Norcraft Cos. LP/Norcraft Finance Corp. Sec. Notes 10.50% due 12/15/2015	5,000	5,187
Independent Power Producers — 0.1%
Calpine Corp. Senior Sec. Notes 7.50% due 02/15/2021	12,921	13,793
Calpine Corp. Senior Sec. Notes 7.88% due 07/31/2020*	5,000	5,425
GenOn Energy, Inc. Senior Notes 9.50% due 10/15/2018	5,000	5,550
NRG Energy, Inc. Company Guar. Notes 8.25% due 09/01/2020	5,000	5,388
		30,156
Insurance-Life/Health — 0.1%
Aflac, Inc. Senior Notes 3.63% due 06/15/2023	8,000	7,776
Pacific LifeCorp Senior Notes 6.00% due 02/10/2020*	3,000	3,349
Principal Financial Group, Inc. Company Guar. Notes 1.85% due 11/15/2017	2,000	1,964
Principal Life Global Funding II Sec. Notes 1.00% due 12/11/2015*	6,000	6,001
Prudential Financial, Inc. Senior Notes 4.75% due 09/17/2015	9,000	9,685
Prudential Financial, Inc. FRS Jr. Sub. Notes 5.63% due 06/15/2043	6,000	5,880
		34,655
Insurance-Multi-line — 0.1%
Hartford Financial Services Group, Inc. FRS Jr. Sub. Debentures 8.13% due 06/15/2068	10,000	11,025
ING US, Inc. FRS Company Guar. Notes 5.65% due 05/15/2053*	5,000	4,700
Loews Corp. Senior Notes 2.63% due 05/15/2023	8,000	7,277
Loews Corp. Senior Notes 4.13% due 05/15/2043	8,000	6,868
Nationwide Mutual Insurance Co. Sub. Notes 9.38% due 08/05/2039*	25,000	33,827
		63,697
Insurance-Mutual — 0.1%
Liberty Mutual Group, Inc. Senior Notes 5.75% due 03/15/2014*	5,000	5,139
Massachusetts Mutual Life Insurance Co. Sub. Notes 8.88% due 06/01/2039*	25,000	36,637
New York Life Global Funding Sec. Notes 1.65% due 05/15/2017*	11,000	10,893
		52,669
Insurance-Property/Casualty — 0.1%
ACE Capital Trust II Company Guar. Notes 9.70% due 04/01/2030	35,000	49,831
Machinery-Farming — 0.0%
Case New Holland, Inc. Company Guar. Notes 7.88% due 12/01/2017	10,000	11,325
CNH America LLC Company Guar. Notes 7.25% due 01/15/2016	5,000	5,425
		16,750
Marine Services — 0.0%
Great Lakes Dredge & Dock Corp. Company Guar. Notes 7.38% due 02/01/2019	2,000	2,073
Medical Instruments — 0.0%
Accellent, Inc. Senior Sec. Notes 8.38% due 02/01/2017	4,000	4,140
Medical Products — 0.0%
Becton Dickinson and Co. Senior Notes 7.00% due 08/01/2027	8,000	10,118
Fresenius U.S. Finance II Company Guar. Notes 9.00% due 07/15/2015*	5,000	5,525
Universal Hospital Services, Inc. Sec. Notes 7.63% due 08/15/2020	2,000	2,090
		17,733

17

Medical-Biomedical/Gene — 0.0%
Amgen Inc. Senior Notes 6.90% due 06/01/2038	10,000	12,267
Life Technologies Corp. Senior Notes 5.00% due 01/15/2021	4,000	4,253
		16,520
Medical-Drugs — 0.0%
AbbVie, Inc. Company Guar. Notes 1.20% due 11/06/2015*	7,000	7,008
Endo Pharmaceuticals Holdings, Inc. Company Guar. Notes 7.00% due 07/15/2019	2,000	2,020
Zoetis, Inc. Senior Notes 3.25% due 02/01/2023*	5,000	4,750
		13,778
Medical-Generic Drugs — 0.1%
Actavis, Inc. Senior Notes 3.25% due 10/01/2022	10,000	9,323
Mylan, Inc. Senior Notes 1.80% due 06/24/2016*	10,000	9,951
Mylan, Inc. Senior Notes 2.60% due 06/24/2018*	3,000	2,957
Mylan, Inc. Company Guar. Notes 7.88% due 07/15/2020*	13,000	15,001
		37,232
Medical-HMO — 0.1%
Cigna Corp. Senior Notes 6.15% due 11/15/2036	2,000	2,277
Kaiser Foundation Hospitals Company Guar. Notes 3.50% due 04/01/2022	15,000	14,834
WellPoint, Inc. Senior Notes 1.88% due 01/15/2018	30,000	29,374
		46,485
Medical-Hospitals — 0.1%
Capella Healthcare, Inc. Company Guar. Notes 9.25% due 07/01/2017	2,000	2,120
CHS/Community Health Systems, Inc. Senior Sec. Notes 5.13% due 08/15/2018	10,000	10,150
HCA, Inc. Senior Sec. Notes 6.50% due 02/15/2020	15,000	16,228
HCA, Inc. Senior Sec. Notes 8.50% due 04/15/2019	20,000	21,462
IASIS Healthcare LLC/IASIS Capital Corp. Company Guar. Notes 8.38% due 05/15/2019	4,000	4,038
		53,998
Metal Processors & Fabrication — 0.0%
Precision Castparts Corp. Senior Notes 1.25% due 01/15/2018	4,000	3,889
Metal-Copper — 0.0%
Freeport-McMoRan Copper & Gold, Inc. Senior Notes 3.88% due 03/15/2023*	20,000	18,102
Metal-Iron — 0.0%
Cliffs Natural Resources, Inc. Senior Notes 4.88% due 04/01/2021	7,000	6,344
MRI/Medical Diagnostic Imaging — 0.0%
Radnet Management, Inc. Company Guar. Notes 10.38% due 04/01/2018	5,000	5,350
Multimedia — 0.3%
Historic TW, Inc. Company Guar. Notes 6.63% due 05/15/2029	60,000	70,032
NBCUniversal Media LLC Company Guar. Notes 4.38% due 04/01/2021	11,000	11,866
NBCUniversal Media LLC Senior Notes 6.40% due 04/30/2040	10,000	11,959
News America, Inc. Company Guar. Notes 6.20% due 12/15/2034	35,000	38,263
Time Warner Cos., Inc. Company Guar. Notes 6.95% due 01/15/2028	6,000	7,213
Time Warner Entertainment Co. LP Company Guar. Notes 8.38% due 03/15/2023	30,000	37,367
Time Warner Entertainment Co. LP Company Guar. Notes 8.38% due 07/15/2033	7,000	8,250
Viacom, Inc. Senior Notes 4.38% due 03/15/2043*	29,000	24,598
		209,548
Music — 0.0%
WMG Acquisition Corp. Senior Sec. Notes 6.00% due 01/15/2021*	4,000	4,070

18

Non-Hazardous Waste Disposal — 0.0%
Casella Waste Systems, Inc. Company Guar. Notes 7.75% due 02/15/2019	7,000	6,650
Oil & Gas Drilling — 0.0%
Hercules Offshore, Inc. Company Guar. Notes 10.50% due 10/15/2017*	3,000	3,203
Oil Companies-Exploration & Production — 0.2%
Alta Mesa Holdings LP/Alta Mesa Finance Services Corp. Company Guar. Notes 9.63% due 10/15/2018	5,000	5,187
Anadarko Holding, Co. Senior Notes 7.15% due 05/15/2028	14,000	16,034
Anadarko Petroleum Corp. Senior Notes 6.45% due 09/15/2036	25,000	28,969
Atlas Energy Holdings Operating Co. LLC/Atlas Resource Finance Corp. Senior Notes 7.75% due 01/15/2021*	5,000	4,775
Carrizo Oil & Gas, Inc. Company Guar. Notes 7.50% due 09/15/2020	5,000	5,200
Chesapeake Energy Corp. Company Guar. Notes 5.75% due 03/15/2023	3,000	3,038
Continental Resources, Inc. Company Guar. Notes 4.50% due 04/15/2023*	2,000	1,945
EP Energy LLC/Everest Acquisition Finance, Inc. Company Guar. Notes 7.75% due 09/01/2022	2,000	2,140
EPL Oil & Gas, Inc. Company Guar. Notes 8.25% due 02/15/2018	5,000	5,150
Halcon Resources Corp. Company Guar. Notes 8.88% due 05/15/2021	2,000	1,940
Linn Energy LLC/Linn Energy Finance Corp. Company Guar. Notes 6.25% due 11/01/2019*	5,000	4,762
Newfield Exploration Co. Senior Notes 5.63% due 07/01/2024	5,000	4,850
Newfield Exploration Co. Senior Sub. Notes 7.13% due 05/15/2018	5,000	5,187
Northern Oil and Gas, Inc. Company Guar. Notes 8.00% due 06/01/2020	2,000	2,020
Penn Virginia Corp. Company Guar. Notes 7.25% due 04/15/2019	4,000	3,840
Pioneer Natural Resources Co. Company Guar. Notes 5.88% due 07/15/2016	7,000	7,807
Pioneer Natural Resources Co. Senior Notes 6.65% due 03/15/2017	5,000	5,703
Plains Exploration & Production Co. Company Guar. Notes 6.63% due 05/01/2021	6,000	6,352
Plains Exploration & Production Co. Company Guar. Notes 6.75% due 02/01/2022	9,000	9,538
Plains Exploration & Production Co. Company Guar. Notes 6.88% due 02/15/2023	3,000	3,210
QEP Resources, Inc. Senior Notes 6.88% due 03/01/2021	5,000	5,387
Range Resources Corp. Company Guar. Notes 5.75% due 06/01/2021	5,000	5,150
Range Resources Corp. Company Guar. Notes 6.75% due 08/01/2020	5,000	5,362
Samson Investment Co. Senior Notes 10.00% due 02/15/2020*	2,000	2,108
		145,654
Oil Companies-Integrated — 0.1%
Chevron Corp. Senior Notes 0.89% due 06/24/2016	6,000	6,008
Chevron Corp. Senior Notes 1.72% due 06/24/2018	9,000	8,917
Chevron Corp. Senior Notes 2.43% due 06/24/2020	15,000	14,915
Hess Corp. Senior Notes 5.60% due 02/15/2041	9,000	9,234
Hess Corp. Senior Notes 7.88% due 10/01/2029	3,000	3,748
Murphy Oil Corp. Senior Notes 5.13% due 12/01/2042	7,000	6,117
		48,939
Oil-Field Services — 0.0%
Oil States International, Inc. Company Guar. Notes 6.50% due 06/01/2019	5,000	5,175
Paper & Related Products — 0.1%
Clearwater Paper Corp. Company Guar. Notes 4.50% due 02/01/2023*	3,000	2,850

19

Clearwater Paper Corp. Company Guar. Notes 7.13% due 11/01/2018	10,000	10,700
Georgia-Pacific LLC Senior Notes 3.73% due 07/15/2023*	8,000	7,781
Georgia-Pacific LLC Company Guar. Notes 5.40% due 11/01/2020*	13,000	14,496
Longview Fibre Paper & Packaging, Inc. Senior Sec. Notes 8.00% due 06/01/2016*	8,000	8,340
MeadWestvaco Corp. Senior Notes 7.38% due 09/01/2019	15,000	17,746
		61,913
Pharmacy Services — 0.1%
Express Scripts Holding Co. Company Guar. Notes 2.10% due 02/12/2015	50,000	50,849
Pipelines — 0.2%
Access Midstream Partners LP/ACMP Finance Corp. Company Guar. Notes 4.88% due 05/15/2023	4,000	3,710
Atlas Pipeline Partners LP/Atlas Pipeline Finance Corp. Company Guar. Notes 5.88% due 08/01/2023*	3,000	2,850
El Paso LLC Senior Sec. Notes 7.00% due 06/15/2017	15,000	16,307
El Paso Pipeline Partners Operating Co. LLC Company Guar. Notes 4.70% due 11/01/2042	6,000	5,315
El Paso Pipeline Partners Operating Co. LLC Company Guar. Notes 5.00% due 10/01/2021	2,000	2,146
Energy Transfer Equity LP Senior Sec. Notes 7.50% due 10/15/2020	18,000	19,665
Energy Transfer Partners LP Senior Notes 3.60% due 02/01/2023	25,000	23,397
Energy Transfer Partners LP Senior Notes 6.50% due 02/01/2042	4,000	4,266
Energy Transfer Partners LP Senior Notes 7.60% due 02/01/2024*	6,000	7,342
Genesis Energy LP/Genesis Energy Finance Corp. Company Guar. Notes 7.88% due 12/15/2018	5,000	5,350
Kinder Morgan Finance Co. LLC Senior Sec. Notes 6.00% due 01/15/2018*	10,000	10,499
		100,847
Printing-Commercial — 0.0%
Valassis Communications, Inc. Company Guar. Notes 6.63% due 02/01/2021	12,000	11,760
Publishing-Newspapers — 0.0%
McClatchy Co. Senior Sec. Notes 9.00% due 12/15/2022*	5,000	5,250
Real Estate Investment Trusts — 0.4%
Brandywine Operating Partnership LP Company Guar. Notes 4.95% due 04/15/2018	5,000	5,325
Brandywine Operating Partnership LP Company Guar. Notes 7.50% due 05/15/2015	25,000	27,681
Duke Realty LP Senior Notes 6.75% due 03/15/2020	15,000	17,214
DuPont Fabros Technology LP Company Guar. Notes 8.50% due 12/15/2017	10,000	10,550
HCP, Inc. Senior Notes 3.75% due 02/01/2016	10,000	10,529
HCP, Inc. Senior Notes 6.00% due 01/30/2017	35,000	39,262
Health Care REIT, Inc. Senior Notes 5.25% due 01/15/2022	41,000	44,066
Host Hotels & Resorts LP Company Guar. Notes 6.00% due 11/01/2020	10,000	10,774
Kimco Realty Corp. Senior Notes 5.58% due 11/23/2015	35,000	38,305
Liberty Property LP Senior Notes 3.38% due 06/15/2023	10,000	9,274
Liberty Property LP Senior Notes 4.13% due 06/15/2022	5,000	4,945
Ventas Realty LP/Ventas Capital Corp. Company Guar. Notes 2.70% due 04/01/2020	10,000	9,456
Ventas Realty LP/Ventas Capital Corp. Company Guar. Notes 4.75% due 06/01/2021	30,000	31,516
		258,897
Real Estate Management/Services — 0.1%
AMB Property LP Company Guar. Notes 6.13% due 12/01/2016	40,000	45,069

20

Real Estate Operations & Development — 0.1%
First Industrial LP Senior Notes 5.75% due 01/15/2016	5,000	5,296
Regency Centers LP Company Guar. Notes 4.95% due 04/15/2014	30,000	30,868
		36,164
Recycling — 0.0%
Aleris International, Inc. Escrow Notes 9.00% due 12/15/2014†(1)(2)	10,000	0
Rental Auto/Equipment — 0.0%
ERAC USA Finance LLC Company Guar. Notes 7.00% due 10/15/2037*	10,000	11,775
H&E Equipment Services, Inc. Company Guar. Notes 7.00% due 09/01/2022	2,000	2,085
		13,860
Retail-Apparel/Shoe — 0.0%
Limited Brands, Inc. Senior Notes 6.90% due 07/15/2017	15,000	16,687
Phillips-Van Heusen Corp. Senior Notes 7.38% due 05/15/2020	5,000	5,425
		22,112
Retail-Auto Parts — 0.1%
AutoZone, Inc. Senior Notes 3.13% due 07/15/2023	25,000	23,345
AutoZone, Inc. Senior Notes 4.00% due 11/15/2020	10,000	10,219
		33,564
Retail-Automobile — 0.0%
AutoNation, Inc. Company Guar. Notes 5.50% due 02/01/2020	6,000	6,240
AutoNation, Inc. Company Guar. Notes 6.75% due 04/15/2018	17,000	18,955
		25,195
Retail-Drug Store — 0.1%
CVS Caremark Corp. Pass Through Certs. 6.94% due 01/10/2030	30,568	35,993
CVS Pass-Through Trust Pass Through Certs. 5.77% due 01/31/2033*	4,707	5,149
CVS Pass-Through Trust Pass Through Certs. 5.93% due 01/10/2034*	8,705	9,711
		50,853
Retail-Propane Distribution — 0.0%
AmeriGas Partners LP/AmeriGas Finance Corp. Senior Notes 6.50% due 05/20/2021	5,000	5,050
Ferrellgas LP/Ferrellgas Finance Corp. Senior Notes 6.50% due 05/01/2021	5,000	5,012
		10,062
Retail-Restaurants — 0.0%
Dave & Buster’s, Inc. Company Guar. Notes 11.00% due 06/01/2018	5,000	5,537
Landry’s, Inc. Senior Notes 9.38% due 05/01/2020*	5,000	5,275
Wok Acquisition Corp. Company Guar. Notes 10.25% due 06/30/2020*	2,000	2,200
		13,012
Satellite Telecom — 0.0%
Hughes Satellite Systems Corp. Senior Sec. Notes 6.50% due 06/15/2019	5,000	5,300
Savings & Loans/Thrifts — 0.1%
Astoria Financial Corp. Senior Notes 5.00% due 06/19/2017	8,000	8,407
First Niagara Financial Group, Inc. Senior Notes 6.75% due 03/19/2020	16,000	18,537
First Niagara Financial Group, Inc. Sub. Notes 7.25% due 12/15/2021	9,000	10,349
Santander Holdings USA, Inc. Senior Notes 3.00% due 09/24/2015	5,000	5,127
		42,420
Schools — 0.0%
Northwestern University Bonds 4.20% due 12/01/2047	5,000	4,882
President and Fellows of Harvard College Bonds 3.62% due 10/01/2037	3,000	2,721
University of Pennsylvania Senior Notes 4.67% due 09/01/2112	4,000	3,826
		11,429

21

Security Services — 0.0%
ADT Corp. Senior Notes 4.88% due 07/15/2042	4,000	3,396
Shipbuilding — 0.0%
Huntington Ingalls Industries, Inc. Company Guar. Notes 7.13% due 03/15/2021	7,000	7,525
Steel Pipe & Tube — 0.0%
JMC Steel Group, Inc. Senior Notes 8.25% due 03/15/2018*	2,000	1,955
Steel-Producers — 0.0%
AK Steel Corp. Senior Sec. Notes 8.75% due 12/01/2018*	2,000	2,105
Storage/Warehousing — 0.0%
Mobile Mini, Inc. Company Guar. Notes 7.88% due 12/01/2020	5,000	5,375
Telecom Services — 0.1%
BellSouth Telecommunications, Inc. Senior Notes 6.38% due 06/01/2028	8,000	9,030
Qwest Corp. Senior Notes 7.50% due 10/01/2014	10,000	10,764
SBA Tower Trust Sec. Notes 3.60% due 04/15/2043*	25,000	24,737
SBA Tower Trust Sec. Notes 4.25% due 04/15/2040*	35,000	36,229
		80,760
Telephone-Integrated — 0.2%
AT&T, Inc. Senior Notes 6.50% due 09/01/2037	5,000	5,673
BellSouth Corp. Senior Notes 6.55% due 06/15/2034	6,000	6,551
Cincinnati Bell, Inc. Company Guar. Notes 8.38% due 10/15/2020	3,000	3,083
Citizens Communications Co. Senior Notes 9.00% due 08/15/2031	5,000	4,950
Frontier Communications Corp. Senior Notes 8.25% due 04/15/2017	10,000	11,250
Frontier Communications Corp. Senior Notes 8.50% due 04/15/2020	3,000	3,308
Frontier Communications Corp. Senior Notes 9.25% due 07/01/2021	2,000	2,285
Verizon Communications, Inc. Senior Notes 6.40% due 02/15/2038	1,000	1,164
Verizon Global Funding Corp. Senior Notes 7.75% due 12/01/2030	30,000	38,866
Windstream Corp. Company Guar. Notes 7.88% due 11/01/2017	25,000	27,437
		104,567
Television — 0.1%
CBS Corp. Company Guar. Notes 8.88% due 05/15/2019	25,000	32,219
Theaters — 0.0%
Regal Entertainment Group Senior Notes 5.75% due 06/15/2023	2,000	1,935
Tobacco — 0.0%
Altria Group, Inc. Company Guar. Notes 9.70% due 11/10/2018	16,000	21,271
Lorillard Tobacco Co. Company Guar. Notes 8.13% due 06/23/2019	6,000	7,352
		28,623
Transport-Equipment & Leasing — 0.0%
GATX Corp. Senior Notes 3.90% due 03/30/2023	16,000	15,621
Transport-Rail — 0.0%
Norfolk Southern Corp. Senior Notes 6.00% due 05/23/2111	9,000	9,890
Transport-Services — 0.0%
Era Group, Inc. Company Guar. Notes 7.75% due 12/15/2022	3,000	3,000
Travel Services — 0.0%
Sabre, Inc. Senior Sec. Notes 8.50% due 05/15/2019*	2,000	2,130
Trucking/Leasing — 0.1%
Penske Truck Leasing Co. LP/PTL Finance Corp. Senior Notes 2.50% due 03/15/2016*	30,000	30,515
Wireless Equipment — 0.0%
Motorola Solutions, Inc. Senior Notes 6.63% due 11/15/2037	645	668
Total U.S. Corporate Bonds & Notes (cost $4,610,008)		4,704,119

22

FOREIGN CORPORATE BONDS & NOTES — 0.7%
Banks-Commercial — 0.0%
Bank of Montreal Senior Notes 1.45% due 04/09/2018	10,000	9,652
Barclays Bank PLC Sub. Notes 6.05% due 12/04/2017*	5,000	5,409
		15,061
Computers-Memory Devices — 0.0%
Seagate HDD Cayman Company Guar. Notes 7.00% due 11/01/2021	10,000	10,700
Cruise Lines — 0.0%
Royal Caribbean Cruises, Ltd. Senior Notes 5.25% due 11/15/2022	3,000	2,940
Diversified Banking Institutions — 0.1%
BNP Paribas SA Senior Notes 2.38% due 09/14/2017	15,000	14,850
HSBC Holdings PLC Senior Notes 5.10% due 04/05/2021	45,000	49,440
Royal Bank of Scotland Group PLC Senior Notes 2.55% due 09/18/2015	19,000	19,318
Royal Bank of Scotland Group PLC Sub. Notes 6.10% due 06/10/2023	5,000	4,744
		88,352
Diversified Manufacturing Operations — 0.1%
Bombardier, Inc. Senior Notes 6.13% due 01/15/2023*	4,000	3,970
Bombardier, Inc. Senior Notes 7.50% due 03/15/2018	5,000	5,550
Ingersoll-Rand Global Holding Co., Ltd. Company Guar. Notes 2.88% due 01/15/2019*	6,000	5,919
Ingersoll-Rand Global Holding Co., Ltd. Company Guar. Notes 4.25% due 06/15/2023*	6,000	5,962
Pentair Finance SA Company Guar. Notes 1.35% due 12/01/2015	4,000	4,007
		25,408
Diversified Minerals — 0.0%
FMG Resources August 2006 Pty, Ltd. Senior Notes 6.00% due 04/01/2017*	5,000	4,862
FMG Resources August 2006 Pty, Ltd. Company Guar. Notes 6.88% due 04/01/2022*	4,000	3,880
Teck Resources, Ltd. Company Guar. Notes 6.00% due 08/15/2040	15,000	14,072
		22,814
Finance-Leasing Companies — 0.0%
Aircastle, Ltd. Senior Notes 6.25% due 12/01/2019	2,000	2,077
Milestone Aviation Group, Ltd. Senior Notes 8.63% due 12/15/2017*	1,000	1,035
		3,112
Insurance-Multi-line — 0.0%
Catlin Insurance Co., Ltd. FRS Jr. Sub. Notes 7.25% due 01/19/2017*(6)	6,000	6,135
Medical Products — 0.0%
Mallinckrodt International Finance SA Company Guar. Notes 3.50% due 04/15/2018*	6,000	5,932
Mallinckrodt International Finance SA Company Guar. Notes 4.75% due 04/15/2023*	7,000	6,668
		12,600
Metal-Diversified — 0.0%
Rio Tinto Finance USA PLC Company Guar. Notes 2.25% due 12/14/2018	6,000	5,831
Oil & Gas Drilling — 0.1%
Transocean, Inc. Company Guar. Notes 2.50% due 10/15/2017	25,000	24,706
Transocean, Inc. Company Guar. Notes 4.95% due 11/15/2015	20,000	21,452
Transocean, Inc. Company Guar. Notes 6.50% due 11/15/2020	10,000	11,256
Transocean, Inc. Company Guar. Notes 6.80% due 03/15/2038	6,000	6,382
Transocean, Inc. Company Guar. Notes 7.50% due 04/15/2031	4,000	4,446
		68,242
Oil Companies-Exploration & Production — 0.1%
Anadarko Finance Co. Company Guar. Notes 7.50% due 05/01/2031	10,000	12,467
Harvest Operations Corp. Company Guar. Notes 6.88% due 10/01/2017	5,000	5,575
Nexen, Inc. Senior Notes 7.50% due 07/30/2039	10,000	12,213
		30,255

23

Oil Companies-Integrated — 0.2%
BP Capital Markets PLC Company Guar. Notes 1.85% due 05/05/2017		7,000	7,009
BP Capital Markets PLC Company Guar. Notes 2.25% due 11/01/2016		9,000	9,216
BP Capital Markets PLC Company Guar. Notes 3.13% due 10/01/2015		14,000	14,632
Petrobras Global Finance BV Company Guar. Notes 3.00% due 01/15/2019		15,000	13,933
Petrobras International Finance Co. Company Guar. Notes 6.75% due 01/27/2041		35,000	34,967
Petroleos Mexicanos Company Guar. Notes 5.50% due 06/27/2044*		23,000	20,700
Statoil ASA Company Guar. Notes 2.65% due 01/15/2024		6,000	5,565
Statoil ASA Company Guar. Notes 3.95% due 05/15/2043		2,000	1,809
			107,831
Real Estate Operations & Development — 0.0%
Mattamy Group Corp. Senior Notes 6.50% due 11/15/2020*		3,000	2,940
Specified Purpose Acquisitions — 0.0%
EADS Finance BV Company Guar. Notes 2.70% due 04/17/2023*		6,000	5,559
Telecom Services — 0.0%
Vivendi SA Senior Notes 2.40% due 04/10/2015*		5,000	5,088
Telephone-Integrated — 0.1%
Deutsche Telekom International Finance BV Company Guar. Bonds 8.75% due 06/15/2030		20,000	27,746
Telecom Italia Capital SA Company Guar. Notes 7.72% due 06/04/2038		3,000	3,044
			30,790
Television — 0.0%
Videotron, Ltd. Company Guar. Notes 5.00% due 07/15/2022		6,000	5,850
Transport-Rail — 0.0%
Kansas City Southern de Mexico SA de CV Senior Notes 3.00% due 05/15/2023*		5,000	4,694
Total Foreign Corporate Bonds & Notes (cost $466,482)			454,202
FOREIGN GOVERNMENT AGENCIES — 0.3%
Regional Authority — 0.0%
Hydro-Quebec Government Guar. Notes 1.38% due 06/19/2017		8,000	7,973
Sovereign — 0.3%
Brazil Notas do Tesouro Nacional Series F Notes 10.00% due 01/01/2021	BRL	345,000	154,898
Government of Canada Senior Notes 0.88% due 02/14/2017		7,000	6,966
Republic of Hungary Senior Notes 4.13% due 02/19/2018		2,000	1,945
Republic of Hungary Senior Notes 6.25% due 01/29/2020		3,000	3,135
Republic of the Philippines Senior Notes 10.63% due 03/16/2025		2,000	3,170
Republic of Turkey Senior Notes 7.38% due 02/05/2025		2,000	2,370
Republic of Turkey Senior Notes 11.88% due 01/15/2030		1,000	1,675
Republic of Venezuela Senior Notes 12.75% due 08/23/2022		2,000	2,050
Russian Federation Senior Notes 7.50% due 03/31/2030(8)		5,215	6,108
United Mexican States Senior Notes 4.75% due 03/08/2044		26,000	23,140
			205,457
Total Foreign Government Agencies (cost $234,057)			213,430
MUNICIPAL BONDS & NOTES — 0.2%
Municipal Bonds — 0.2%
New Jersey State Turnpike Authority Revenue Bonds Series F 7.41% due 01/01/2040		30,000	39,939
Ohio State University Revenue Bonds Series A 4.80% due 06/01/2111		10,000	8,614
Port Authority of New York & New Jersey Revenue Bonds Series 174 4.46% due 10/01/2062		5,000	4,463
Port Authority of New York & New Jersey Revenue Bonds Series 168 4.93% due 10/01/2051		11,000	10,853

24

State of California General Obligation Bonds 6.20% due 10/01/2019	25,000	29,204
State of California General Obligation Bonds 6.51% due 04/01/2039	5,000	5,632
State of California General Obligation Bonds 7.55% due 04/01/2039	20,000	26,781
State of Illinois General Obligation Bonds 5.67% due 03/01/2018	15,000	16,437
Total Municipal Bonds & Notes (cost $128,098)		141,923
U.S. GOVERNMENT AGENCIES — 9.3%
Federal Home Loan Mtg. Corp. — 0.7%
2.50% due 01/01/2028	7,617	7,673
3.00% due 10/01/2042	15,264	14,921
3.00% due 11/01/2042	7,760	7,575
3.00% due 02/01/2043	49,542	48,372
3.50% due 03/01/2042	5,686	5,769
4.00% due 09/01/2040	10,486	10,911
4.50% due 01/01/2039	3,443	3,623
5.00% due 07/01/2021	59,748	64,007
5.00% due 07/01/2038	5,653	6,027
5.00% due 07/01/2040	168,084	181,007
5.50% due 07/01/2034	8,170	8,846
5.50% due 09/01/2037	11,192	12,023
5.50% due 01/01/2038	11,256	12,124
5.50% due 04/01/2038	1,374	1,476
5.50% due 06/01/2041	6,028	6,493
6.00% due 08/01/2036	19,391	21,043
6.50% due 05/01/2016	4	4
6.50% due 05/01/2029	1,659	1,852
6.50% due 03/01/2036	8,252	9,273
6.50% due 05/01/2036	106	119
6.50% due 11/01/2037	7,549	8,489
7.50% due 08/01/2023	342	383
7.50% due 04/01/2028	1,575	1,856
Federal Home Loan Mtg. Corp., REMIC
Series 1577, Class PK
6.50% due 09/15/2023(5)	6,559	7,282
Series 1226, Class Z
7.75% due 03/15/2022(5)	717	778
		441,926
Federal National Mtg. Assoc. — 7.2%
2.50% due 03/01/2028	14,590	14,698
3.00% due 01/01/2028	19,440	20,038
3.00% due 06/01/2042	6,087	5,955
3.00% due 12/01/2042	4,886	4,780
3.00% due July TBA	225,000	219,832
3.50% due 12/01/2041	47,159	47,937
3.50% due 04/01/2042	27,117	27,564
3.50% due 05/01/2042	10,711	10,888
3.50% due July TBA	2,300,000	2,334,859
4.00% due 08/01/2026	22,209	23,414
4.00% due 09/01/2040	12,702	13,239
4.00% due 11/01/2040	3,049	3,178
4.00% due 12/01/2040	76,569	79,982
4.00% due 11/01/2041	5,245	5,472
4.00% due 01/01/2042	17,948	18,767
4.50% due 11/01/2022	23,345	24,788
4.50% due 01/01/2039	6,855	7,250
4.50% due 06/01/2039	260,640	281,250
4.50% due July TBA	200,000	211,625
4.61% due 01/01/2015	91,630	93,736
4.85% due 11/01/2015	197,721	211,169
5.00% due 06/01/2019	1,106	1,182
5.00% due 05/01/2035	2,672	2,896
5.00% due 02/01/2036	10,954	11,804
5.00% due 07/01/2040	22,841	24,860
5.00% due 08/01/2040	18,934	20,608
5.00% due July TBA	400,000	430,469
5.50% due 11/01/2020	5,380	5,809
5.50% due 04/01/2021	105,101	113,437
5.50% due 12/01/2029	4,149	4,503
5.50% due 06/01/2035	287,465	319,844
5.50% due 06/01/2038	24,374	26,488
6.00% due 06/01/2017	4,164	4,420
6.00% due 12/01/2033	15,522	17,098
6.00% due 05/01/2034	1,016	1,119
6.00% due 06/01/2040	720	782
6.00% due July TBA	100,000	108,750
6.50% due 08/01/2017	8,032	8,458
6.50% due 09/01/2032	23,988	27,445
6.50% due 04/01/2034	7,011	7,631
6.50% due 10/01/2037	945	1,088
7.00% due 06/01/2037	20,672	23,278
Federal National Mtg. Assoc., REMIC
Series 2011-117, Class MA
2.00% due 08/25/2040(5)	16,565	16,478
		4,838,868
Government National Mtg. Assoc. — 1.4%
4.00% due 09/15/2041	420,123	441,756
4.50% due 06/15/2041	375,161	398,884
6.00% due 11/15/2031	52,965	59,505
7.00% due 05/15/2033	13,098	15,658
8.50% due 11/15/2017	382	406
9.00% due 11/15/2021	227	249
Government National Mtg. Assoc. REMIC
Series 2005-74, Class HB
7.50% due 09/15/2035(5)	281	325
Series 2005-74, Class HC
7.50% due 09/16/2035(5)	3,508	4,090
		920,873
Total U.S. Government Agencies (cost $6,148,094)		6,201,667

25

U.S. GOVERNMENT TREASURIES — 4.3%
United States Treasury Bonds — 1.1%
2.75% due 11/15/2042	18,000	15,519
2.88% due 05/15/2043	130,000	115,050
3.13% due 11/15/2041	110,000	103,125
3.13% due 02/15/2042	5,000	4,681
3.13% due 02/15/2043	56,000	52,273
4.38% due 02/15/2038(9)	200,000	234,188
4.38% due 11/15/2039	145,000	169,967
5.25% due 11/15/2028	8,000	10,170
		704,973
United States Treasury Notes — 3.2%
0.13% due 04/15/2018 TIPS(10)	94,561	96,999
0.25% due 11/30/2013(9)	45,000	45,027
0.50% due 07/31/2017	2,000	1,952
0.63% due 08/31/2017	31,000	30,363
0.88% due 02/28/2017	70,000	69,825
0.88% due 04/30/2017	500,000	497,500
1.00% due 10/31/2016	20,000	20,119
1.00% due 03/31/2017	30,000	30,028
1.00% due 05/31/2018	11,000	10,811
1.25% due 10/31/2015	13,000	13,240
1.63% due 08/15/2022	31,000	29,084
1.75% due 07/31/2015	200,000	205,656
1.75% due 05/15/2022	35,000	33,373
1.75% due 05/15/2023	11,000	10,302
2.00% due 01/31/2016	390,000	404,716
2.00% due 04/30/2016	395,000	410,183
2.00% due 02/15/2022	32,000	31,298
2.13% due 05/31/2015	7,000	7,237
2.13% due 08/15/2021	17,000	16,931
2.50% due 04/30/2015	160,000	166,306
2.75% due 12/31/2017	9,000	9,598
		2,140,548
Total U.S. Government Treasuries (cost $2,836,832)		2,845,521
WARRANTS† — 0.0%
Publishing-Periodicals — 0.0%
Reader’s Digest Assoc., Inc. Expires 02/19/2014(1)(2)	16	0
Television — 0.0%
ION Media Networks, Inc. Expires 12/18/2016(1)(2)(3) (strike price $500.00)	1	310
ION Media Networks, Inc. Expires 12/18/2016(1)(2)(3) (strike price $687.00)	1	125
		435
Total Warrants (cost $16)		435
Total Long-Term Investment Securities (cost $59,879,789)		65,643,049

SHORT-TERM INVESTMENT SECURITIES — 1.1%
Time Deposits — 0.6%
Euro Time Deposit with State Street Bank & Trust Co. 0.01% due 07/01/2013	$434,000	434,000
U.S. Government Treasuries — 0.5%
United States Treasury Bills 0.03% due 08/22/2013	325,000	324,985
Total Short-Term Investment Securities (cost $758,985)		758,985

REPURCHASE AGREEMENTS — 11.9%
Agreement with State Street Bank & Trust Co., bearing interest at 0.01%, dated 06/28/2013, to be repurchased 07/01/2013 in the amount of $4,255,004 and collateralized by $4,650,000 of Federal Home Loan Mtg. Corp. Notes, bearing interest at 1.96%, due 11/07/2022 and having an approximate value of $4,340,575	4,255,000	4,255,000
Agreement with State Street Bank & Trust Co., bearing interest at 0.01%, dated 06/28/2013, to be repurchased 07/01/2013 in the amount of $368,000 and collateralized by $405,000 of Federal Home Loan Mtg. Corp. Notes, bearing interest at 2.00%, due 01/30/2023 and having an approximate value of $379,822	368,000	368,000
Bank of America Securities LLC Joint Repurchase Agreement(11)	55,000	55,000
Barclays Capital Inc. Joint Repurchase Agreement(11)	1,350,000	1,350,000
BNP Paribas SA Joint Repurchase Agreement(11)	570,000	570,000
Deutsche Bank AG Joint Repurchase Agreement(11)	55,000	55,000
Royal Bank of Scotland Joint Repurchase Agreement(11)	760,000	760,000
UBS Securities LLC Joint Repurchase Agreement(11)	540,000	540,000
Total Repurchase Agreements
(cost $7,953,000)		7,953,000
TOTAL INVESTMENTS (cost $68,591,774)(13)	111.5%	74,355,034
Liabilities in excess of other assets	(11.5)	(7,674,035)
NET ASSETS	100.0%	$66,680,999

†	Non-income producing security
*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At June 30, 2013, the aggregate value of these securities was $1,028,182 representing 1.5% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.

(1)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 1.
(2)	Illiquid security. At June 30, 2013, the aggregate value of these securities was $439 representing 0.0% of net assets.

26

(3)

Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law.  Restricted securities are valued pursuant to Note 1.  Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of June 30, 2013, the Multi-Managed Growth Portfolio held the following restricted securities:

	Acquisition		Acquisition		Value	% of
Name	Date	Shares	Cost	Value	Per Share	Net Assets

ION Media Networks, Inc.
Expries 12/18/16
(strike price $500.00)
Warrants	03/01/2011	1	$—	$310	$310	0.00%

ION Media Networks, Inc.
Expries 12/18/16
(strike price $687.00)
Warrants	11/11/2010	1	—	125	125	0.00
				$435		0.00%

(4)	Commercial Mortgage Backed Security
(5)	Collateralized Mortgage Obligation
(6)	Perpetual maturity - maturity date reflects the next call date.
(7)	PIK (“Payment-in-Kind”) security — Income may be paid in additional securities or cash at the discretion of the issuer.
(8)	“Step-up” security where the rate increases (“steps-up”) at a predetermined rate. Rate shown reflects the increased rate.
(9)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(10)	Principal amount of security is adjusted for inflation.
(11)	See Note 2 for details of Joint Repurchase Agreements.
(12)	Denominated in United States dollars unless otherwise indicated.
(13)	See Note 4 for cost of investments on a tax basis.
BRL	— Brazilian Real
REMIC	— Real Estate Mortgage Investment Conduit
TBA	— Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal and maturity date will be determined upon settlement date.
TIPS	— Treasury Inflation Protected Securities
FRS	— Floating Rate Security
VRS	— Variable Rate Security

The rates shown on FRS and VRS are the current interest rates at June 30, 2013 and unless noted otherwise, the dates shown are the original maturity dates.

Open Futures Contracts
Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of June 30, 2013	Unrealized Appreciation (Depreciation)
4	Short	10YR Japanese Government Bond Mini Index	September 2013	$576,729	$575,156	$1,573
4	Long	Russell 2000 Mini Index	September 2013	388,458	389,880	1,422
1	Long	U.S. Treasury 5YR Notes	September 2013	120,852	121,047	195
10	Long	U.S. Treasury 10YR Notes	September 2013	1,291,245	1,265,625	(25,620)
3	Short	U.S. Long Bonds	September 2013	420,731	407,531	13,200
						$(9,230)

Open Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized Depreciation
Goldman Sachs International	USD	17,271	BRL	35,000	08/02/2013	$—	$(1,524)
UBS AG	BRL	340,000	USD	162,991	07/02/2013	8,936	—
	BRL	340,000	USD	153,186	08/02/2013	215	—
	USD	154,137	BRL	340,000	07/02/2013	—	(82)
	USD	16,937	BRL	35,000	08/02/2013	—	(1,190)
						9,151	(1,272)
Net Unrealized Appreciation (Depreciation)						$9,151	$(2,796)

BRL — Brazilian Real

USD — United States Dollar

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2013 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs	Level 3-Signifcant Unobservable Inputs	Total
Assets:
Long-Term Investment Securities:
Common Stock	$48,722,809	$—	$—	$48,722,809
Preferred Stock:
Finance-Investment Banker/Broker	—	1	—	1
Other Industries*	27,026	—	—	27,026
Asset Backed Securities	—	2,331,916	—	2,331,916
U.S. Corporate Bonds & Notes:
Recycling	—	—	0	0
Other Industries*	—	4,704,119	—	4,704,119
Foreign Corporate Bonds & Notes	—	454,202	—	454,202
Foreign Government Agencies	—	213,430	—	213,430
Municipal Bond & Notes	—	141,923	—	141,923
U.S. Government Agencies:
Federal National Mtg. Assoc.	—	4,838,868	—	4,838,868
Other Government Agencies*	—	1,362,799	—	1,362,799
U.S. Government Treasuries	—	2,845,521	—	2,845,521
Warrants	—	—	435	435
Short-Term Investment Securities:
Time Deposits	—	434,000	—	434,000
U.S. Government Treasuries	—	324,985	—	324,985
Repurchase Agreements	—	7,953,000	—	7,953,000
Other Financial Instruments:+
Open Futures Contracts-Appreciation	16,390	—	—	16,390
Open Forward Foreign Currency
Contracts-Appreciation	—	9,151	—	9,151
Total	$48,766,225	$25,613,915	$435	$74,380,575

Liabilities:
Other Financial Instruments:+
Open Futures Contracts-Depreciation	$25,620	$—	$—	$25,620
Open Forward Foreign Currency
Contracts-Depreciation	—	2,796	—	2,796
Total	$25,620	$2,796	$—	$28,416

* Sum of all other industries or government agencies each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by industry or government agency classification, please refer to the Portfolio of Investments.

+ Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Portfolio.

See Notes to Portfolio of Investments

27

Seasons Series Trust

Multi-Managed Moderate Growth Portfolio

Portfolio of Investments — June 30, 2013

(unaudited)

Security Description	Shares/ Principal Amount(12)	Value (Note 1)
COMMON STOCK — 58.0%
Advanced Materials — 0.0%
STR Holdings, Inc.†	6,374	$14,469
Advertising Services — 0.0%
Millennial Media, Inc.†	3,700	32,227
Aerospace/Defense — 0.1%
Boeing Co.	1,261	129,177
Aerospace/Defense-Equipment — 0.3%
AAR Corp.	800	17,584
GenCorp, Inc.†	8,000	130,080
United Technologies Corp.	1,896	176,214
		323,878
Agricultural Chemicals — 0.7%
Monsanto Co.	6,791	670,951
Mosaic Co.	1,837	98,849
		769,800
Airlines — 0.6%
Alaska Air Group, Inc.†	2,000	104,000
Republic Airways Holdings, Inc.†	18,900	214,137
United Continental Holdings, Inc.†	10,138	317,218
US Airways Group, Inc.†	1,000	16,420
		651,775
Apparel Manufacturers — 0.0%
Jones Group, Inc.	4,002	55,028
Applications Software — 0.5%
Intuit, Inc.	6,373	388,944
Microsoft Corp.	5,310	183,355
		572,299
Athletic Footwear — 0.3%
NIKE, Inc., Class B	5,503	350,431
Auto-Cars/Light Trucks — 0.4%
Ford Motor Co.	28,942	447,733
Auto-Heavy Duty Trucks — 0.1%
PACCAR, Inc.	2,226	119,447
Auto/Truck Parts & Equipment-Original — 0.0%
Dana Holding Corp.	2,600	50,076
Auto/Truck Parts & Equipment-Replacement — 0.0%
Douglas Dynamics, Inc.	4,100	53,218
Banks-Commercial — 1.2%
1st Source Corp.	1,100	26,136
Bancfirst Corp.	2,200	102,410
BancorpSouth, Inc.	4,600	81,420
Banner Corp.	1,000	33,790
BBCN Bancorp, Inc.	1,800	25,596
Cathay General Bancorp	1,900	38,665
Central Pacific Financial Corp.†	599	10,782
Chemical Financial Corp.	700	18,193
Citizens & Northern Corp.	300	5,796
City Holding Co.	1,884	73,382
CoBiz Financial, Inc.	1,700	14,110
CVB Financial Corp.	8,000	94,080
First Commonwealth Financial Corp.	12,900	95,073
First Financial Bancorp	1,300	19,370
First Interstate Bancsystem, Inc.	1,000	20,730
First Merchants Corp.	600	10,290
FNB Corp.	3,300	39,864
Heartland Financial USA, Inc.	1,100	30,239
MainSource Financial Group, Inc.	1,300	17,459
MetroCorp Bancshares, Inc.	900	8,784
OFG Bancorp	5,100	92,361
OmniAmerican Bancorp, Inc.†	700	15,421
PacWest Bancorp	1,400	42,910
Regions Financial Corp.	8,391	79,966
Sierra Bancorp	1,000	14,800
Simmons First National Corp., Class A	1,300	33,917
Southwest Bancorp, Inc.†	4,900	64,680
StellarOne Corp.	600	11,790
Suffolk Bancorp†	2,747	44,886
Susquehanna Bancshares, Inc.	3,100	39,835
SVB Financial Group†	500	41,660
TCF Financial Corp.	4,700	66,646
UMB Financial Corp.	700	38,969
Union First Market Bankshares Corp.	900	18,531
Webster Financial Corp.	400	10,272
West Bancorporation, Inc.	1,600	18,800
Westamerica Bancorporation	600	27,414
Wilshire Bancorp, Inc.	3,400	22,508
		1,451,535
Banks-Fiduciary — 0.0%
State Street Corp.	385	25,106
Banks-Super Regional — 0.9%
Capital One Financial Corp.	3,474	218,202
Fifth Third Bancorp	5,464	98,625
PNC Financial Services Group, Inc.	1,223	89,181
SunTrust Banks, Inc.	2,262	71,411
US Bancorp	7,652	276,620
Wells Fargo & Co.	7,150	295,081
		1,049,120
Beverages-Non-alcoholic — 0.5%
Coca-Cola Co.	4,944	198,304
Monster Beverage Corp.†	2,984	181,338
PepsiCo, Inc.	2,389	195,396
		575,038
Beverages-Wine/Spirits — 0.3%
Brown-Forman Corp., Class B	4,677	315,931
Broadcast Services/Program — 0.1%
Nexstar Broadcasting Group, Inc., Class A	1,800	63,828
Building & Construction Products-Misc. — 0.1%
Gibraltar Industries, Inc.†	6,500	94,640
Nortek, Inc.†	600	38,658
Trex Co., Inc.†	700	33,243
		166,541
Building & Construction-Misc. — 0.0%
MasTec, Inc.†	900	29,610
Building Products-Cement — 0.1%
Headwaters, Inc.†	13,300	117,572
Building-Heavy Construction — 0.0%
Orion Marine Group, Inc.†	3,200	38,688
Cable/Satellite TV — 0.8%
Comcast Corp., Class A	10,988	460,177
Time Warner Cable, Inc.	4,279	481,302
		941,479

1

Casino Hotels — 0.4%
Ameristar Casinos, Inc.	2,500	65,725
MGM Resorts International†	21,068	311,385
MTR Gaming Group, Inc.†	200	670
Wynn Resorts, Ltd.	910	116,480
		494,260
Cellular Telecom — 0.2%
NII Holdings, Inc.†	4,200	28,014
T-Mobile US, Inc.†	7,235	179,500
		207,514
Chemicals-Diversified — 0.6%
Axiall Corp.	786	33,468
Celanese Corp., Series A	2,265	101,472
Dow Chemical Co.	3,281	105,550
E.I. du Pont de Nemours & Co.	424	22,260
LyondellBasell Industries NV, Class A	6,728	445,797
		708,547
Chemicals-Specialty — 0.2%
Minerals Technologies, Inc.	5,600	231,504
OM Group, Inc.†	1,343	41,526
		273,030
Circuit Boards — 0.0%
TTM Technologies, Inc.†	800	6,720
Coal — 0.0%
Westmoreland Coal Co.†	200	2,246
Commercial Services — 0.1%
Intersections, Inc.	3,400	29,818
Mac-Gray Corp.	800	11,360
PHH Corp.†	1,200	24,456
Providence Service Corp.†	1,600	46,544
Standard Parking Corp.†	130	2,790
		114,968
Commercial Services-Finance — 0.5%
Heartland Payment Systems, Inc.	1,400	52,150
Mastercard, Inc., Class A	827	475,112
Vantiv, Inc., Class A†	1,200	33,120
		560,382
Communications Software — 0.0%
Audience, Inc.†	1,200	15,852
Computer Aided Design — 0.3%
ANSYS, Inc.†	3,240	236,844
Aspen Technology, Inc.†	4,600	132,434
		369,278
Computer Graphics — 0.1%
Monotype Imaging Holdings, Inc.	2,600	66,066
Computer Services — 0.5%
CACI International, Inc., Class A†	2,125	134,916
International Business Machines Corp.	928	177,350
Manhattan Associates, Inc.†	3,525	271,989
Unisys Corp.†	1,100	24,277
		608,532
Computer Software — 0.0%
Avid Technology, Inc.†	1,100	6,468
Computers — 1.5%
Apple, Inc.	4,237	1,678,191
Hewlett-Packard Co.	1,659	41,143
		1,719,334
Computers-Integrated Systems — 0.1%
Teradata Corp.†	2,892	145,265
Computers-Memory Devices — 0.1%
EMC Corp.	4,667	110,234
NetApp, Inc.	1,460	55,159
		165,393
Consulting Services — 0.0%
Hackett Group, Inc.	6,100	31,659
Consumer Products-Misc. — 0.6%
American Greetings Corp., Class A	5,500	100,210
Blyth, Inc.	1,674	23,369
CSS Industries, Inc.	1,500	37,395
Kimberly-Clark Corp.	4,273	415,079
Prestige Brands Holdings, Inc.†	3,000	87,420
		663,473
Containers-Metal/Glass — 0.3%
Crown Holdings, Inc.†	9,702	399,043
Containers-Paper/Plastic — 0.2%
Graphic Packaging Holding Co.†	13,600	105,264
Rock-Tenn Co., Class A	1,080	107,870
		213,134
Cosmetics & Toiletries — 1.0%
Colgate-Palmolive Co.	14,226	815,008
Estee Lauder Cos., Inc., Class A	2,509	165,017
Procter & Gamble Co.	1,902	146,435
		1,126,460
Data Processing/Management — 0.2%
CSG Systems International, Inc.	4,500	97,650
Fair Isaac Corp.	1,000	45,830
Pegasystems, Inc.	3,000	99,360
		242,840
Direct Marketing — 0.0%
Harte-Hanks, Inc.	5,000	43,000
Disposable Medical Products — 0.0%
Medical Action Industries, Inc.†	2,400	18,480
Distribution/Wholesale — 0.5%
Fastenal Co.	4,945	226,728
Owens & Minor, Inc.	2,200	74,426
United Stationers, Inc.	6,500	218,075
WW Grainger, Inc.	184	46,401
		565,630
Diversified Banking Institutions — 1.0%
Bank of America Corp.	9,229	118,685
Citigroup, Inc.	3,883	186,268
Goldman Sachs Group, Inc.	1,675	253,344
JPMorgan Chase & Co.	9,494	501,188
Morgan Stanley	3,849	94,031
		1,153,516
Diversified Financial Services — 0.1%
DFC Global Corp.†	4,800	66,288

2

Diversified Manufacturing Operations — 1.3%
A.O. Smith Corp.	600	21,768
Danaher Corp.	7,647	484,055
Dover Corp.	6,855	532,359
Eaton Corp. PLC	533	35,077
General Electric Co.	7,269	168,568
Leggett & Platt, Inc.	1,900	59,071
Park-Ohio Holdings Corp.†	600	19,788
Standex International Corp.	1,600	84,400
Tredegar Corp.	2,200	56,540
		1,461,626
Drug Delivery Systems — 0.1%
BioDelivery Sciences International, Inc.†	5,500	22,330
Nektar Therapeutics†	5,600	64,680
		87,010
E-Commerce/Products — 0.7%
Amazon.com, Inc.†	1,394	387,100
eBay, Inc.†	8,324	430,517
		817,617
E-Commerce/Services — 0.4%
Move, Inc.†	1,600	20,512
priceline.com, Inc.†	530	438,379
		458,891
E-Marketing/Info — 0.0%
QuinStreet, Inc.†	4,000	34,520
Electric Products-Misc. — 0.1%
Emerson Electric Co.	3,089	168,474
Electric-Integrated — 0.6%
Dominion Resources, Inc.	546	31,024
Duke Energy Corp.	1,073	72,428
El Paso Electric Co.	2,200	77,682
NextEra Energy, Inc.	515	41,962
NorthWestern Corp.	4,500	179,550
PG&E Corp.	1,344	61,461
PNM Resources, Inc.	1,900	42,161
Portland General Electric Co.	3,800	116,242
UNS Energy Corp.	1,000	44,730
		667,240
Electric-Transmission — 0.2%
Brookfield Infrastructure Partners LP	4,876	178,072
Electronic Components-Misc. — 0.7%
Benchmark Electronics, Inc.†	4,400	88,440
Stoneridge, Inc.†	1,216	14,154
TE Connectivity, Ltd.	13,935	634,600
Vishay Intertechnology, Inc.†	2,400	33,336
		770,530
Electronic Components-Semiconductors — 1.1%
Broadcom Corp., Class A	2,247	75,859
DSP Group, Inc.†	1,500	12,465
First Solar, Inc.†	1,400	62,622
Intel Corp.	4,620	111,896
International Rectifier Corp.†	7,576	158,641
LSI Corp.†	15,100	107,814
Micron Technology, Inc.†	7,126	102,116
ON Semiconductor Corp.†	17,760	143,501
PLX Technology, Inc.†	28,500	135,660
QLogic Corp.†	1,400	13,384
Texas Instruments, Inc.	2,909	101,437
Xilinx, Inc.	6,145	243,403
		1,268,798
Electronic Connectors — 0.3%
Amphenol Corp., Class A	4,018	313,163
Electronic Design Automation — 0.2%
Cadence Design Systems, Inc.†	12,029	174,180
Electronic Measurement Instruments — 0.1%
National Instruments Corp.	5,912	165,181
Electronic Security Devices — 0.4%
Taser International, Inc.†	19,700	167,844
Tyco International, Ltd.	7,457	245,708
		413,552
Energy-Alternate Sources — 0.0%
REX American Resources Corp.†	400	11,508
SolarCity Corp.†	600	22,662
		34,170
Engineering/R&D Services — 0.3%
Argan, Inc.	2,500	39,000
EMCOR Group, Inc.	4,600	186,990
Fluor Corp.	1,753	103,970
Michael Baker Corp.	800	21,688
VSE Corp.	800	32,856
		384,504
Enterprise Software/Service — 1.1%
Digital River, Inc.†	8,900	167,053
Informatica Corp.†	9,832	343,923
MedAssets, Inc.†	5,500	97,570
Oracle Corp.	20,880	641,434
		1,249,980
Entertainment Software — 0.0%
Activision Blizzard, Inc.	521	7,430
Finance-Consumer Loans — 0.4%
Nelnet, Inc., Class A	2,100	75,789
Ocwen Financial Corp.†	3,800	156,636
Portfolio Recovery Associates, Inc.†	500	76,815
World Acceptance Corp.†	1,800	156,492
		465,732
Finance-Credit Card — 0.6%
American Express Co.	3,056	228,466
Visa, Inc., Class A	2,353	430,011
		658,477
Finance-Investment Banker/Broker — 0.3%
FBR & Co.†	558	14,095
Investment Technology Group, Inc.†	8,300	116,034
LPL Financial Holdings, Inc.	4,011	151,456
TD Ameritrade Holding Corp.	3,242	78,748
		360,333
Finance-Leasing Companies — 0.1%
Aircastle, Ltd.	2,300	36,777

3

Marlin Business Services Corp.	2,400	54,672
		91,449
Finance-Mortgage Loan/Banker — 0.0%
Arlington Asset Investment Corp., Class A	1,000	26,740
Nationstar Mortgage Holdings, Inc.†	300	11,232
		37,972
Finance-Other Services — 0.1%
Outerwall Inc†	2,200	129,074
Food-Canned — 0.0%
Seneca Foods Corp., Class A†	700	21,476
Food-Confectionery — 0.5%
Hershey Co.	6,562	585,855
Food-Misc./Diversified — 0.6%
B&G Foods, Inc.	1,700	57,885
Kellogg Co.	1,515	97,308
McCormick & Co., Inc.	5,897	414,913
Mondelez International, Inc., Class A	4,965	141,652
		711,758
Food-Retail — 0.4%
Arden Group, Inc., Class A	300	33,117
SUPERVALU, Inc.†	12,200	75,884
Whole Foods Market, Inc.	6,737	346,821
		455,822
Footwear & Related Apparel — 0.1%
Iconix Brand Group, Inc.†	3,300	97,053
Gas-Distribution — 0.2%
AGL Resources, Inc.	900	38,574
Laclede Group, Inc.	1,300	59,358
Piedmont Natural Gas Co., Inc.	1,400	47,236
Southwest Gas Corp.	1,000	46,790
		191,958
Hotels/Motels — 0.4%
Hyatt Hotels Corp., Class A†	1,162	46,898
Marriott International, Inc., Class A	9,352	377,540
Starwood Hotels & Resorts Worldwide, Inc.	904	57,124
		481,562
Housewares — 0.0%
Lifetime Brands, Inc.	2,500	33,950
Human Resources — 0.4%
Barrett Business Services, Inc.	4,500	234,945
Cross Country Healthcare, Inc.†	2,300	11,868
Monster Worldwide, Inc.†	40,576	199,228
		446,041
Identification Systems — 0.0%
Checkpoint Systems, Inc.†	1,700	24,123
Industrial Automated/Robotic — 0.1%
Hurco Cos., Inc.	1,100	31,647
Nordson Corp.	527	36,526
		68,173
Instruments-Controls — 0.5%
Honeywell International, Inc.	1,977	156,855
Sensata Technologies Holding NV†	11,068	386,273
Watts Water Technologies, Inc., Class A	100	4,534
		547,662
Insurance-Life/Health — 0.3%
American Equity Investment Life Holding Co.	5,900	92,630
CNO Financial Group, Inc.	8,300	107,568
Primerica, Inc.	1,100	41,184
Prudential Financial, Inc.	1,902	138,903
		380,285
Insurance-Multi-line — 0.2%
Hartford Financial Services Group, Inc.	4,658	144,025
MetLife, Inc.	2,122	97,103
		241,128
Insurance-Property/Casualty — 0.3%
Chubb Corp.	691	58,493
EMC Insurance Group, Inc.	500	13,130
Global Indemnity PLC†	500	11,775
Meadowbrook Insurance Group, Inc.	1,800	14,454
Navigators Group, Inc.†	900	51,336
ProAssurance Corp.	1,700	88,672
Stewart Information Services Corp.	700	18,333
Travelers Cos., Inc.	843	67,373
		323,566
Insurance-Reinsurance — 0.1%
Aspen Insurance Holdings, Ltd.	500	18,545
Platinum Underwriters Holdings, Ltd.	1,900	108,718
		127,263
Internet Application Software — 0.0%
IntraLinks Holdings, Inc.†	4,700	34,122
Internet Content-Information/News — 0.1%
WebMD Health Corp.†	3,000	88,110
Internet Infrastructure Software — 0.0%
TIBCO Software, Inc.†	1,500	32,100
Internet Telephone — 0.1%
magicJack VocalTec, Ltd.†	9,769	138,622
Investment Management/Advisor Services — 0.2%
Federated Investors, Inc., Class B	1,200	32,892
Franklin Resources, Inc.	477	64,882
Janus Capital Group, Inc.	300	2,553
T. Rowe Price Group, Inc.	2,181	159,540
		259,867
Lasers-System/Components — 0.1%
Coherent, Inc.	2,100	115,647
Newport Corp.†	3,300	45,969
		161,616
Leisure Products — 0.0%
Brunswick Corp.	900	28,755
Lighting Products & Systems — 0.1%
Acuity Brands, Inc.	1,300	98,176
Linen Supply & Related Items — 0.0%
G&K Services, Inc., Class A	1,000	47,600

4

Machinery-Construction & Mining — 0.1%
Caterpillar, Inc.	872	71,931
Hyster-Yale Materials Handling, Inc.	500	31,395
		103,326
Machinery-Farming — 0.0%
Alamo Group, Inc.	700	28,574
Machinery-General Industrial — 0.3%
Applied Industrial Technologies, Inc.	1,600	77,328
Kadant, Inc.	2,025	61,094
Roper Industries, Inc.	1,498	186,082
		324,504
Machinery-Material Handling — 0.0%
NACCO Industries, Inc., Class A	300	17,184
Medical Information Systems — 0.1%
athenahealth, Inc.†	1,193	101,071
Medical Instruments — 0.2%
CONMED Corp.	4,000	124,960
NuVasive, Inc.†	1,200	29,748
SurModics, Inc.†	5,100	102,051
		256,759
Medical Products — 0.5%
Accuray, Inc.†	2,100	12,054
Covidien PLC	2,191	137,682
Cyberonics, Inc.†	600	31,176
Greatbatch, Inc.†	2,600	85,254
Invacare Corp.	4,600	66,056
Orthofix International NV†	646	17,377
Varian Medical Systems, Inc.†	2,639	178,001
		527,600
Medical-Biomedical/Gene — 1.3%
Alexion Pharmaceuticals, Inc.†	2,865	264,268
Arqule, Inc.†	700	1,624
Cambrex Corp.†	2,500	34,925
Celgene Corp.†	2,365	276,492
Cytokinetics, Inc.†	100	1,157
Dynavax Technologies Corp.†	3,800	4,180
Gilead Sciences, Inc.†	10,581	541,853
Merrimack Pharmaceuticals, Inc.†	6,000	40,380
Oncothyreon, Inc.†	19,600	30,576
Transcept Pharmaceuticals, Inc.†	400	1,208
Trius Therapeutics, Inc.†	6,000	48,720
Vertex Pharmaceuticals, Inc.†	3,175	253,587
		1,498,970
Medical-Drugs — 2.4%
Abbott Laboratories	7,459	260,170
AbbVie, Inc.	5,900	243,906
Achillion Pharmaceuticals, Inc.†	6,400	52,352
Alkermes PLC†	4,646	133,247
Allergan, Inc.	2,181	183,727
Amicus Therapeutics, Inc.†	12,000	27,960
Bristol-Myers Squibb Co.	1,946	86,967
ChemoCentryx, Inc.†	4,000	56,560
Chimerix, Inc.†	2,100	50,904
Eli Lilly & Co.	1,834	90,086
Jazz Pharmaceuticals PLC†	3,857	265,092
Johnson & Johnson	2,522	216,539
Medivation, Inc.†	6,347	312,272
Merck & Co., Inc.	2,238	103,955
Orexigen Therapeutics, Inc.†	8,400	49,140
Pacira Pharmaceuticals, Inc.†	1,800	52,200
Pfizer, Inc.	10,573	296,150
Repros Therapeutics, Inc.†	2,000	36,900
Sciclone Pharmaceuticals, Inc.†	10,428	51,723
ViroPharma, Inc.†	7,200	206,280
		2,776,130
Medical-Generic Drugs — 0.2%
Actavis, Inc.†	1,697	214,195
Medical-HMO — 0.5%
Aetna, Inc.	4,456	283,135
Centene Corp.†	1,000	52,460
Magellan Health Services, Inc.†	213	11,945
Molina Healthcare, Inc.†	2,900	107,822
UnitedHealth Group, Inc.	2,390	156,497
		611,859
Medical-Hospitals — 0.1%
HCA Holdings, Inc.	1,826	65,846
Select Medical Holdings Corp.	3,800	31,160
		97,006
Medical-Outpatient/Home Medical — 0.1%
Addus Homecare Corp†	1,200	23,688
Amedisys, Inc.†	3,200	37,184
Gentiva Health Services, Inc.†	5,600	55,776
		116,648
Metal Processors & Fabrication — 0.8%
Ampco-Pittsburgh Corp.	300	5,631
Mueller Industries, Inc.	2,200	110,946
Precision Castparts Corp.	2,812	635,540
Worthington Industries, Inc.	5,600	177,576
		929,693
Metal-Copper — 0.1%
Freeport-McMoRan Copper & Gold, Inc.	3,005	82,968
Miscellaneous Manufacturing — 0.1%
FreightCar America, Inc.	7,100	120,629
Multimedia — 1.0%
Journal Communications, Inc., Class A†	2,700	20,223
Time Warner, Inc.	1,367	79,040
Twenty-First Century Fox, Inc., Class A	16,753	546,148
Walt Disney Co.	9,055	571,823
		1,217,234
Networking Products — 0.6%
Cisco Systems, Inc.	26,577	646,087
Office Furnishings-Original — 0.0%
Steelcase, Inc., Class A	1,000	14,580
Oil & Gas Drilling — 0.2%
Helmerich & Payne, Inc.	2,891	180,543
Parker Drilling Co.†	400	1,992
		182,535
Oil Companies-Exploration & Production — 1.4%
Anadarko Petroleum Corp.	1,725	148,229

5

Cabot Oil & Gas Corp.	109	7,741
Clayton Williams Energy, Inc.†	300	13,050
Cobalt International Energy, Inc.†	5,305	140,954
Contango Oil & Gas Co.	400	13,500
EOG Resources, Inc.	2,704	356,063
EPL Oil & Gas, Inc.†	6,500	190,840
EQT Corp.	581	46,114
Equal Energy, Ltd.	3,000	12,120
Isramco, Inc.†	100	9,318
Noble Energy, Inc.	5,381	323,075
Occidental Petroleum Corp.	1,646	146,873
PetroQuest Energy, Inc.†	4,300	17,028
Range Resources Corp.	179	13,840
Stone Energy Corp.†	2,200	48,466
Swift Energy Co.†	500	5,995
Vaalco Energy, Inc.†	5,231	29,921
W&T Offshore, Inc.	7,000	100,030
		1,623,157
Oil Companies-Integrated — 0.5%
Chevron Corp.	2,141	253,366
Exxon Mobil Corp.	2,823	255,058
Hess Corp.	1,492	99,203
		607,627
Oil Field Machinery & Equipment — 0.2%
Dresser-Rand Group, Inc.†	212	12,716
Dril-Quip, Inc.†	200	18,058
National Oilwell Varco, Inc.	3,277	225,785
		256,559
Oil Refining & Marketing — 0.5%
CVR Energy, Inc.	400	18,960
Delek US Holdings, Inc.	4,200	120,876
Marathon Petroleum Corp.	1,126	80,013
PBF Energy, Inc.	4,474	115,877
Valero Energy Corp.	5,687	197,737
Western Refining, Inc.	1,400	39,298
		572,761
Oil-Field Services — 0.8%
Cal Dive International, Inc.†	15,800	29,704
Exterran Holdings, Inc.†	5,300	149,036
Halliburton Co.	2,352	98,126
Helix Energy Solutions Group, Inc.†	6,800	156,672
Schlumberger, Ltd.	4,711	337,590
SEACOR Holdings, Inc.	1,143	94,926
Weatherford International, Ltd.†	2,823	38,675
		904,729
Paper & Related Products — 0.2%
Buckeye Technologies, Inc.	1,100	40,744
Domtar Corp.	500	33,250
P.H. Glatfelter Co.	4,100	102,910
Resolute Forest Products, Inc.†	4,100	53,997
Xerium Technologies, Inc.†	4,800	48,864
		279,765
Pharmacy Services — 0.9%
Express Scripts Holding Co.†	11,705	722,081
Omnicare, Inc.	5,669	270,468
		992,549
Physical Therapy/Rehabilitation Centers — 0.0%
HealthSouth Corp.†	400	11,520
Poultry — 0.1%
Sanderson Farms, Inc.	900	59,778
Power Converter/Supply Equipment — 0.2%
Advanced Energy Industries, Inc.†	12,700	221,107
SunPower Corp.†	1,100	22,770
		243,877
Precious Metals — 0.0%
Coeur Mining, Inc.†	2,000	26,600
Printing-Commercial — 0.3%
ARC Document Solutions, Inc.†	19,500	78,000
Consolidated Graphics, Inc.†	800	37,608
Deluxe Corp.	2,300	79,695
Quad/Graphics, Inc.	6,049	145,781
		341,084
Publishing-Books — 0.1%
Courier Corp.	3,700	52,836
Scholastic Corp.	3,600	105,444
		158,280
Radio — 0.0%
Entercom Communications Corp., Class A†	2,600	24,544
Real Estate Investment Trusts — 2.2%
American Tower Corp.	3,821	279,583
Anworth Mortgage Asset Corp.	8,500	47,600
Ashford Hospitality Trust, Inc.	1,000	11,450
Associated Estates Realty Corp.	400	6,432
BioMed Realty Trust, Inc.	1,100	22,253
Capstead Mortgage Corp.	9,400	113,740
CBL & Associates Properties, Inc.	2,300	49,266
Coresite Realty Corp.	6,400	203,584
Cousins Properties, Inc.	600	6,060
CYS Investments, Inc.	3,200	29,472
DCT Industrial Trust, Inc.	4,900	35,035
DiamondRock Hospitality Co.	2,600	24,232
EastGroup Properties, Inc.	1,000	56,270
EPR Properties	1,400	70,378
Equity Lifestyle Properties, Inc.	400	31,436
FelCor Lodging Trust, Inc.†	1,100	6,501
First Industrial Realty Trust, Inc.	900	13,653
Franklin Street Properties Corp.	2,100	27,720
Home Properties, Inc.	1,200	78,444
Hospitality Properties Trust	2,200	57,816
Host Hotels & Resorts, Inc.	5,548	93,595
Lexington Realty Trust	10,143	118,470
LTC Properties, Inc.	3,600	140,580
National Retail Properties, Inc.	800	27,520
Omega Healthcare Investors, Inc.	700	21,714
Pennsylvania Real Estate Investment Trust	2,400	45,312
Post Properties, Inc.	1,100	54,439
Potlatch Corp.	4,100	165,804
PS Business Parks, Inc.	300	21,651

6

RAIT Financial Trust	5,600	42,112
Ramco-Gershenson Properties Trust	4,200	65,226
Redwood Trust, Inc.	6,200	105,400
Saul Centers, Inc.	900	40,014
Simon Property Group, Inc.	1,171	184,924
Strategic Hotels & Resorts, Inc.†	3,000	26,580
Taubman Centers, Inc.	700	52,605
Ventas, Inc.	2,160	150,034
		2,526,905
Real Estate Management/Services — 0.1%
Jones Lang LaSalle, Inc.	1,716	156,396
Real Estate Operations & Development — 0.0%
Alexander & Baldwin, Inc.†	670	26,633
Recreational Centers — 0.1%
Town Sports International Holdings, Inc.	6,600	71,082
Rental Auto/Equipment — 0.2%
Avis Budget Group, Inc.†	800	23,000
Hertz Global Holdings, Inc.†	6,243	154,826
Rent-A-Center, Inc.	400	15,020
		192,846
Research & Development — 0.1%
PAREXEL International Corp.†	2,400	110,256
Resort/Theme Parks — 0.1%
Six Flags Entertainment Corp.	3,064	107,730
Retail-Apparel/Shoe — 0.6%
Abercrombie & Fitch Co., Class A	745	33,711
American Eagle Outfitters, Inc.	10,031	183,166
ANN, Inc.†	1,900	63,080
Brown Shoe Co., Inc.	3,300	71,049
Children’s Place Retail Stores, Inc.†	100	5,480
Express, Inc.†	400	8,388
L Brands, Inc.	5,722	281,808
Stein Mart, Inc.	6,550	89,408
		736,090
Retail-Appliances — 0.1%
Conn’s, Inc.†	2,825	146,222
Retail-Auto Parts — 0.4%
AutoZone, Inc.†	1,059	448,688
Retail-Building Products — 0.1%
Home Depot, Inc.	1,554	120,388
Retail-Discount — 0.7%
Costco Wholesale Corp.	5,145	568,883
Target Corp.	1,807	124,430
Wal-Mart Stores, Inc.	1,021	76,054
		769,367
Retail-Drug Store — 0.4%
CVS Caremark Corp.	2,447	139,920
Rite Aid Corp.†	95,400	272,844
		412,764
Retail-Gardening Products — 0.2%
Tractor Supply Co.	1,899	223,341
Retail-Hair Salons — 0.0%
Regis Corp.	1,800	29,556
Retail-Hypermarkets — 0.0%
Roundy’s, Inc.	900	7,497
Retail-Jewelry — 0.2%
Tiffany & Co.	2,767	201,548
Retail-Major Department Stores — 0.6%
Nordstrom, Inc.	4,673	280,099
Saks, Inc.†	2,500	34,100
TJX Cos., Inc.	7,080	354,425
		668,624
Retail-Music Store — 0.0%
Trans World Entertainment Corp.	890	4,325
Retail-Office Supplies — 0.0%
Office Depot, Inc.†	12,600	48,762
Retail-Pet Food & Supplies — 0.1%
PetMed Express, Inc.	11,900	149,940
Retail-Regional Department Stores — 0.3%
Bon-Ton Stores, Inc.	2,300	41,515
Dillard’s, Inc., Class A	2,100	172,137
Macy’s, Inc.	2,067	99,216
		312,868
Retail-Restaurants — 0.8%
Biglari Holdings, Inc.†	475	194,940
CEC Entertainment, Inc.	1,000	41,040
Domino’s Pizza, Inc.	400	23,260
Dunkin’ Brands Group, Inc.	2,225	95,274
Red Robin Gourmet Burgers, Inc.†	1,600	88,288
Sonic Corp.†	8,200	119,392
Starbucks Corp.	5,259	344,412
		906,606
Retail-Sporting Goods — 0.1%
Dick’s Sporting Goods, Inc.	2,564	128,354
Rubber-Tires — 0.1%
Cooper Tire & Rubber Co.	1,800	59,706
Rubber/Plastic Products — 0.0%
Myers Industries, Inc.	2,600	39,026
Savings & Loans/Thrifts — 0.0%
Astoria Financial Corp.	700	7,546
BankFinancial Corp.	400	3,400
Beneficial Mutual Bancorp, Inc.†	1,600	13,440
Capitol Federal Financial, Inc.	400	4,856
OceanFirst Financial Corp.	1,600	24,880
		54,122
Seismic Data Collection — 0.0%
Dawson Geophysical Co.†	800	29,488
ION Geophysical Corp.†	1,800	10,836
		40,324
Semiconductor Components-Integrated Circuits — 0.6%
Aeroflex Holding Corp.†	4,600	36,294
Atmel Corp.†	37,555	276,029
Micrel, Inc.	4,900	48,412
QUALCOMM, Inc.	3,608	220,377

7

TriQuint Semiconductor, Inc.†	11,200	77,616
		658,728
Semiconductor Equipment — 0.2%
KLA-Tencor Corp.	2,431	135,479
Photronics, Inc.†	4,962	39,994
Rudolph Technologies, Inc.†	1,700	19,040
Ultra Clean Holdings, Inc.†	7,794	47,154
		241,667
Software Tools — 0.3%
VMware, Inc., Class A†	5,587	374,273
Steel-Producers — 0.1%
Reliance Steel & Aluminum Co.	1,251	82,016
United States Steel Corp.	2,180	38,215
		120,231
Telecom Equipment-Fiber Optics — 0.0%
Alliance Fiber Optic Products, Inc.	400	8,004
Telecom Services — 0.3%
Amdocs, Ltd.	8,768	325,205
Aviat Networks, Inc.†	4,300	11,266
Fairpoint Communications, Inc.†	2,800	23,380
Inteliquent Inc	1,669	9,597
NTELOS Holdings Corp.	200	3,292
		372,740
Telecommunication Equipment — 0.3%
ARRIS Group, Inc.†	7,600	109,060
Comtech Telecommunications Corp.	8,025	215,792
Plantronics, Inc.	100	4,392
		329,244
Telephone-Integrated — 0.3%
AT&T, Inc.	3,503	124,006
CenturyLink, Inc.	955	33,760
Verizon Communications, Inc.	3,150	158,571
		316,337
Television — 0.4%
CBS Corp., Class B	7,900	386,073
Sinclair Broadcast Group, Inc., Class A	900	26,442
		412,515
Textile-Apparel — 0.0%
Unifi, Inc.†	1,600	33,072
Therapeutics — 0.5%
BioMarin Pharmaceutical, Inc.†	2,531	141,205
Cornerstone Therapeutics, Inc.†	2,200	17,600
Neurocrine Biosciences, Inc.†	4,400	58,872
Questcor Pharmaceuticals, Inc.	6,200	281,852
Threshold Pharmaceuticals, Inc.†	20,123	105,847
		605,376
Tobacco — 0.6%
Altria Group, Inc.	838	29,321
Philip Morris International, Inc.	5,511	477,363
Universal Corp.	3,800	219,830
		726,514
Toys — 0.3%
Mattel, Inc.	7,583	343,586
Transactional Software — 0.2%
Solera Holdings, Inc.	4,290	238,739
VeriFone Systems, Inc.†	1,200	20,172
		258,911
Transport-Equipment & Leasing — 0.0%
AMERCO	100	16,190
Transport-Rail — 0.7%
Kansas City Southern	1,527	161,801
Union Pacific Corp.	4,463	688,552
		850,353
Transport-Services — 0.3%
FedEx Corp.	3,522	347,199
Transport-Truck — 0.3%
Arkansas Best Corp.	1,600	36,720
Celadon Group, Inc.	700	12,775
Con-way, Inc.	1,000	38,960
Heartland Express, Inc.	2,400	33,288
Saia, Inc.†	5,600	167,832
Swift Transportation Co.†	2,900	47,966
		337,541
Travel Services — 0.0%
Interval Leisure Group, Inc.	1,800	35,856
Virtual Reality Products — 0.0%
RealD, Inc.†	600	8,340
Vitamins & Nutrition Products — 0.1%
Herbalife, Ltd.	200	9,028
USANA Health Sciences, Inc.†	1,100	79,618
		88,646
Web Portals/ISP — 1.2%
Google, Inc., Class A†	1,587	1,397,147
Wire & Cable Products — 0.0%
Coleman Cable, Inc.	1,209	21,835
Wireless Equipment — 0.7%
InterDigital, Inc.	5,700	254,505
Motorola Solutions, Inc.	7,461	430,724
RF Micro Devices, Inc.†	5,400	28,890
Telenav, Inc.†	4,200	21,966
Ubiquiti Networks, Inc.	6,100	106,994
		843,079
Total Common Stock (cost $59,766,155)		67,773,734
PREFERRED STOCK — 0.1%
Banks-Commercial — 0.0%
Zions Bancorporation FRS Series G 6.30%	375	9,544
Electric-Integrated — 0.0%
Entergy Louisiana LLC 4.70%	350	7,451

8

Finance-Investment Banker/Broker — 0.0%
Lehman Brothers Holdings Capital Trust VII Escrow Security 0.00%†(1)	8,000	2
Finance-Mortgage Loan/Banker — 0.0%
Federal Home Loan Mtg. Corp. FRS Series Z 0.00%†	500	2,325
Insurance-Reinsurance — 0.0%
RenaissanceRe Holdings, Ltd. 5.38%	675	15,876
Telecom Services — 0.1%
Qwest Corp. 6.13%	750	18,075
Total Preferred Stock (cost $61,468)		53,273
ASSET BACKED SECURITIES — 5.8%
Diversified Financial Services — 5.8%
AmeriCredit Automobile Receivables Trust, Series 2010-3, Class C 3.34% due 10/08/2014	$80,000	82,226
AmeriCredit Automobile Receivables Trust, Series 2010-A, Class A3 3.51% due 07/06/2017	142,811	145,762
AmeriCredit Automobile Receivables Trust, Series 2010-2, Class C 4.52% due 10/08/2015	65,000	66,079
AmeriCredit Automobile Receivables Trust, Series 2010-1, Class C 5.19% due 08/17/2015	64,617	66,119
Avis Budget Rental Car Funding AESOP LLC, Series 2010-3A, Class A 4.64% due 05/20/2016*	160,000	169,221
Banc of America Commercial Mtg., Inc., VRS Series 2007-3, Class A4 5.74% due 02/10/2051(4)	90,000	101,605
Banc of America Funding Trust FRS Series 2006-A, Class 1A1 2.69% due 02/20/2036(5)	20,185	19,852
Banc of America Funding Trust Series 2005-8, Class 1A1 5.50% due 01/25/2036(5)	58,395	57,248
Banc of America Funding Trust Series 2006-2, Class 2A22 6.00% due 03/25/2036(5)	36,454	35,399
BB-UBS Trust Series 2012-SHOW, Class A 3.43% due 11/05/2036*(4)	100,000	93,648
Bear Stearns Adjustable Rate Mtg. Trust FRS Series 2005-12, Class 12A1 2.75% due 02/25/2036(5)	235,895	190,766
Bear Stearns Commercial Mtg. Securities, Inc. VRS Series 2007-PW16, Class A4 5.71% due 06/11/2040(4)	125,000	141,198
CAL Funding II, Ltd. Series 2012-1A, Class A 3.47% due 10/25/2027*	19,600	19,396
Capital Auto Receivables Asset Trust Series 2013-2, Class A3 1.24% due 10/20/2017	11,000	10,998
Carlyle Global Market Strategies FRS Series 2013-3A, Class A1A 1.39% due 07/15/2025*(2)	250,000	249,475
Citigroup Mtg. Loan Trust, Inc. FRS Series 2006-AR1, Class 3A1 2.56% due 03/25/2036(5)	134,012	110,803
Citigroup/Deutsche Bank Commercial Mtg. Trust, VRS Series 2007-CD5, Class A4 5.89% due 11/15/2044(4)	132,715	150,608
Commercial Mtg. Loan Trust VRS Series 2008-LS1, Class A4B 6.01% due 12/10/2049(4)	65,000	73,553
Commercial Mtg. Pass Through Certs. Series 2012-CR2, Class A2 2.03% due 08/15/2045(4)	62,042	62,469
Commercial Mtg. Pass Through Certs. Series 2013-LC6, Class A4 2.94% due 01/10/2046(4)	105,000	97,759
Commercial Mtg. Pass Through Certs. Series 2013-WWP, Class A2 3.42% due 03/10/2031*(4)	105,000	100,789
Countrywide Alternative Loan Trust FRS Series 2006-OC11, Class 2A2A 0.36% due 01/25/2037(5)	135,320	101,125
Countrywide Home Loan Mtg. Pass Through Trust, Series 2005-6, Class 1A11 5.25% due 02/25/2026(5)	25,000	24,896

9

Countrywide Home Loan Mtg. Pass Through Trust Series 2005-12, Class 2A4 5.50% due 05/25/2035(5)	1,419	1,403
Countrywide Home Loan Mtg. Pass Through Trust, Series 2005-29, Class A1 5.75% due 12/25/2035(5)	113,907	104,127
Countrywide Home Loan Mtg. Pass Through Trust, Series 2006-14, Class A3 6.25% due 09/25/2036(5)	5,568	5,187
Entergy Arkansas Restoration Funding LLC Series 2010A, Class A1 2.30% due 08/01/2021	115,297	118,264
First Horizon Alternative Mtg. Securities FRS Series 2005-AA3, Class 3A1 2.37% due 05/25/2035(5)	204,578	182,805
First Horizon Mtg. Pass-Through Trust Series 2006-2, Class 1A3 6.00% due 08/25/2036(5)	8,265	8,309
Ford Credit Auto Lease Trust Series 2012-A, Class B 1.61% due 10/15/2016*	100,000	100,378
Greenwich Capital Commercial Funding Corp. Series 2007-GG9, Class A4 5.44% due 03/10/2039(4)	105,000	116,060
GS Mtg. Securities Corp. II Series 2012-GCJ9, Class A2 1.76% due 11/10/2045(4)	15,000	14,877
GS Mtg. Securities Corp. II Series 2013-GC10, Class A5 2.94% due 02/10/2046(4)	30,000	27,902
GS Mtg. Securities Corp. II Series 2012-BWTR, Class A 2.95% due 11/05/2034*(4)	110,000	102,330
GS Mtg. Securities Corp. II Series 2013-GC12, Class A4 3.14% due 06/10/2046(4)	45,000	42,306
GS Mtg. Securities Corp. II Series 2012-GCJ7, Class A4 3.38% due 05/10/2045(4)	90,000	88,705
GS Mtg. Securities Corp. II Series 2012-ALOH, Class A 3.55% due 04/10/2034*(4)	115,000	113,229
GS Mtg. Securities Corp. II Series 2010-C1, Class A2 4.59% due 08/10/2043*(4)	100,000	107,412
GS Mtg. Securities Corp. II Series 2005-ROCK, Class A 5.37% due 05/03/2032*(4)	30,000	34,055
GS Mtg. Securities Corp. II VRS Series 2004-GG2, Class A6 5.40% due 08/10/2038(4)	500,000	514,216
GS Mtg. Securities Corp. II FRS Series 2007-EOP, Class L 5.46% due 03/06/2020*(4)	155,000	154,880
GSR Mtg. Loan Trust FRS Series 2006-AR2, Class 3A1 2.73% due 04/25/2036(5)	17,409	14,387
GSR Mtg. Loan Trust FRS Series 2006-AR1, Class 2A1 2.80% due 01/25/2036(5)	93,857	83,281
GSR Mtg. Loan Trust FRS Series 2005-AR2, Class 1A2 2.82% due 04/25/2035(5)	69,019	63,202
GSR Mtg. Loan Trust FRS Series 2007-AR1, Class 2A1 2.84% due 03/25/2047(5)	52,354	42,934
Impac CMB Trust FRS Series 2005-4, Class 1A1A 0.73% due 05/25/2035(5)	112,839	98,630
Irvine Core Office Trust Series 2013-IRV, Class A1 2.07% due 05/15/2048*(4)	49,654	48,063
JP Morgan Chase Commercial Mtg. Securities Trust Series 2012-LC9, Class A5 2.84% due 12/15/2047(4)	90,000	83,460
JP Morgan Chase Commercial Mtg. Securities Corp. Series 2013-C10, Class A5 3.14% due 12/15/2047(4)	15,000	14,162
JP Morgan Chase Commercial Mtg. Securities Trust Series 2012-WLDN, Class A 3.91% due 05/05/2030*(4)	100,000	99,974
LB-UBS Commercial Mtg. Trust Series 2007-C2, Class A3 5.43% due 02/15/2040(4)	85,000	93,234
LB-UBS Commercial Mtg. Trust VRS Series 2006-C4, Class A4 5.86% due 06/15/2038(4)	90,000	99,891
LB-UBS Commercial Mtg. Trust VRS Series2008-C1, Class A2 6.15% due 04/15/2041(4)	80,000	93,110
Merrill Lynch Mtg. Investors Trust FRS Series 2005-A2, Class A2 2.55% due 02/25/2035(5)	117,125	117,068
Merrill Lynch Mtg. Investors Trust FRS Series 2005-A1, Class 2A1 2.71% due 12/25/2034(5)	81,675	81,505
Morgan Stanley Capital I VRS Series 2008-T29, Class A4 6.28% due 01/11/2043(4)	30,000	34,871
Morgan Stanley Mtg. Loan Trust, Series 2007-12, Class 3A22 6.00% due 08/25/2037(5)	91,524	83,140
MortgageIT Trust FRS Series 2005-4, Class A1 0.47% due 10/25/2035(5)	264,607	228,621

10

MortgageIT Trust FRS Series 2004-2, Class A1 0.56% due 12/25/2034(5)	11,747	11,450
MortgageIT Trust FRS Series 2004-1, Class A2 1.09% due 11/25/2034(5)	2,584	2,196
New Century Home Equity Loan Trust VRS Series 2004-A, Class AII9 4.89% due 08/25/2034	2,655	2,736
OBP Depositor LLC Trust, Series 2010-OBP, Class A 4.65% due 07/15/2045*(4)	165,000	178,920
Option One Mtg. Loan Trust FRS Series 2006-3, Class 2A2 0.29% due 02/25/2037	52,039	28,716
Santander Drive Auto Receivables Trust, Series 2011-1, Class C 3.11% due 05/16/2016	115,000	116,450
Santander Drive Auto Receivables Trust, Series 2010-2, Class C 3.89% due 07/17/2017	55,000	56,449
Securitized Asset Backed Receivables LLC Trust FRS Series 2007-BR5, Class A2A 0.32% due 05/25/2037	127,871	67,320
Sequoia Mtg. Trust FRS Series 2007-1, Class 2A1 2.56% due 02/20/2047(5)	149,418	124,532
SNAAC Auto Receivables Trust Series 2012-1A, Class A 1.78% due 06/15/2016*	11,789	11,832
UBS-Barclays Commercial Mtg. Trust Series 2012-C2, Class A2 2.11% due 05/10/2063(4)	23,483	23,695
UBS-Barclays Commercial Mtg. Trust Series 2013-C5, Class A4 3.18% due 03/10/2046(4)	80,000	76,882
UBS-Barclays Commercial Mtg. Trust Series 2012-C2, Class A4 3.53% due 05/10/2063(4)	120,000	118,037
Volvo Financial Equipment LLC Series 2012-1A, Class B 1.51% due 08/15/2017*	20,000	20,059
Wachovia Bank Commercial Mtg. Trust VRS Series 2006-C26, Class AM 5.97% due 06/15/2045(4)	19,000	20,825
Wells Fargo Mtg. Backed Securities Trust FRS Series 2004-BB, Class A2 2.62% due 01/25/2035(5)	228,746	220,990
Wells Fargo Mtg. Backed Securities Trust FRS Series 2006-AR14, Class 2A1 2.64% due 10/25/2036(5)	93,130	80,132
Wells Fargo Mtg. Backed Securities Trust FRS Series 2005-AR2, Class 2A2 2.68% due 03/25/2035(5)	163,160	163,705
Wells Fargo Mtg. Backed Securities Trust Series 2007-14, Class 1A1 6.00% due 10/25/2037(5)	14,245	13,960
WF-RBS Commercial Mtg. Trust, VRS Series 2011-C2, Class A4 4.87% due 02/15/2044*(4)	75,000	81,676
Total Asset Backed Securities (cost $6,769,449)		6,807,534
U.S. CORPORATE BONDS & NOTES — 11.2%
Advertising Agencies — 0.2%
Interpublic Group of Cos., Inc. Senior Notes 6.25% due 11/15/2014	168,000	178,097
Advertising Sales — 0.0%
Lamar Media Corp. Company Guar. Notes 5.88% due 02/01/2022	10,000	10,275
Advertising Services — 0.0%
Visant Corp. Company Guar. Notes 10.00% due 10/01/2017	5,000	4,613
Aerospace/Defense — 0.1%
Boeing Co. Senior Notes 0.95% due 05/15/2018	15,000	14,352
Esterline Technologies Corp. Company Guar. Notes 7.00% due 08/01/2020	20,000	21,450
Lockheed Martin Corp. Senior Notes 4.07% due 12/15/2042	9,000	7,858
Raytheon Co. Senior Notes 2.50% due 12/15/2022	11,000	10,115
		53,775
Aerospace/Defense-Equipment — 0.0%
B/E Aerospace, Inc. Senior Notes 6.88% due 10/01/2020	30,000	32,400
Erickson Air-Crane, Inc. Sec. Notes 8.25% due 05/01/2020*	7,000	6,808
Exelis, Inc. Company Guar. Notes 5.55% due 10/01/2021	6,000	6,095
		45,303
Agricultural Chemicals — 0.0%
CF Industries, Inc. Company Guar. Notes 3.45% due 06/01/2023	30,000	28,830

11

Agricultural Operations — 0.1%
Cargill, Inc. Senior Notes 4.31% due 05/14/2021*	145,000	152,894
Airlines — 0.2%
Atlas Air, Inc. Pass Through Certs. Series 1999-1, Class B 7.63% due 01/02/2015	13,148	13,279
Continental Airlines Pass Through Certs. Series 2012-2, Class A 4.00% due 04/29/2026	70,000	69,825
Continental Airlines Pass Through Certs. Series 2012-3, Class C 6.13% due 04/29/2018	4,000	4,040
Continental Airlines, Inc. Pass Through Certs. Series 1998-1, Class A 6.65% due 03/15/2019	23,314	24,597
Continental Airlines, Inc. Pass Through Certs. Series 2007-1, Class B 6.90% due 04/19/2022	56,034	59,396
Continental Airlines, Inc. Pass Through Certs. Series 2009-2, Class A 7.25% due 11/10/2019	68,109	79,687
		250,824
Alternative Waste Technology — 0.0%
ADS Waste Holdings, Inc. Senior Notes 8.25% due 10/01/2020*	3,000	3,060
Auction House/Art Dealers — 0.0%
Sotheby’s Company Guar. Notes 5.25% due 10/01/2022*	13,000	12,610
Auto/Truck Parts & Equipment-Original — 0.0%
Affinia Group, Inc. Senior Notes 7.75% due 05/01/2021*	6,000	6,045
Banks-Commercial — 0.1%
CIT Group, Inc. Senior Notes 5.50% due 02/15/2019*	50,000	51,625
FirstMerit Corp. Sub. Notes 4.35% due 02/04/2023	6,000	5,950
Regions Financial Corp. Senior Notes 2.00% due 05/15/2018	16,000	15,125
Zions Bancorporation Senior Notes 4.00% due 06/20/2016	10,000	10,464
Zions Bancorporation Senior Notes 4.50% due 03/27/2017	19,000	20,093
Zions Bancorporation Senior Notes 4.50% due 06/13/2023	19,000	18,703
Zions Bancorporation FRS Jr. Sub. Notes 5.80% due 06/15/2023(6)	14,000	13,160
		135,120
Banks-Fiduciary — 0.0%
Bank of New York Mellon Corp. Senior Notes 1.20% due 02/20/2015	12,000	12,097
Banks-Money Center — 0.0%
Chase Capital III FRS Limited Guar. Notes 0.82% due 03/01/2027	16,000	12,980
Banks-Mortgage — 0.0%
Provident Funding Associates LP/PFG Finance Corp. Company Guar. Notes 6.75% due 06/15/2021*	5,000	4,987
Banks-Super Regional — 0.4%
Capital One Financial Corp. Sub. Notes 6.15% due 09/01/2016	50,000	55,796
SunTrust Banks, Inc. Senior Notes 3.60% due 04/15/2016	115,000	121,738
SunTrust Banks, Inc. Sub. Notes 6.00% due 02/15/2026	2,000	2,258
Wachovia Corp. Senior Notes 5.75% due 02/01/2018	76,000	87,534
Wells Fargo & Co. Senior Notes 1.50% due 01/16/2018	100,000	97,532
Wells Fargo & Co. Sub. Notes 3.45% due 02/13/2023	40,000	38,201
Wells Fargo & Co. FRS Jr. Sub. Notes 7.98% due 03/15/2018(6)	10,000	11,300
		414,359
Beverages-Non-alcoholic — 0.0%
Innovation Ventures LLC/Innovation Ventures Finance Corp. Senior Sec. Notes 9.50% due 08/15/2019*	8,000	6,660
Beverages-Wine/Spirits — 0.0%
Constellation Brands, Inc. Company Guar. Notes 4.25% due 05/01/2023	5,000	4,719

12

Brewery — 0.1%
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 0.80% due 07/15/2015	26,000	25,994
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Bonds 8.20% due 01/15/2039	45,000	66,006
Molson Coors Brewing Co. Company Guar. Notes 3.50% due 05/01/2022	20,000	19,629
		111,629
Broadcast Services/Program — 0.1%
Liberty Media LLC Senior Notes 8.25% due 02/01/2030	40,000	42,800
Turner Broadcasting, Inc. Company Guar. Notes 8.38% due 07/01/2013	120,000	120,000
		162,800
Building & Construction Products-Misc. — 0.0%
Owens Corning, Inc. Company Guar. Notes 7.00% due 12/01/2036	9,000	9,631
Building Products-Cement — 0.0%
Headwaters, Inc. Sec. Notes 7.63% due 04/01/2019	4,000	4,180
Building Products-Wood — 0.0%
Masco Corp. Bonds 6.50% due 08/15/2032	20,000	19,900
Cable/Satellite TV — 0.6%
CCO Holdings LLC/CCO Holdings Capital Corp. Company Guar. Notes 5.25% due 03/15/2021*	7,000	6,895
CCO Holdings LLC/CCO Holdings Capital Corp. Company Guar. Notes 6.50% due 04/30/2021	55,000	57,337
CCO Holdings LLC/CCO Holdings Capital Corp. Company Guar. Notes 6.63% due 01/31/2022	40,000	41,700
Comcast Corp. Company Guar. Notes 4.25% due 01/15/2033	108,000	103,335
COX Communications, Inc. Senior Notes 2.95% due 06/30/2023*	165,000	150,086
COX Communications, Inc. Senior Notes 6.25% due 06/01/2018*	25,000	29,228
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc. Company Guar. Notes 3.80% due 03/15/2022	85,000	81,650
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc. Company Guar. Notes 5.15% due 03/15/2042	34,000	30,330
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc. Company Guar. Notes 5.20% due 03/15/2020	30,000	32,392
DISH DBS Corp. Company Guar. Notes 6.75% due 06/01/2021	60,000	63,750
TCI Communications, Inc. Senior Notes 7.13% due 02/15/2028	10,000	12,704
Time Warner Cable, Inc. Company Guar. Notes 4.50% due 09/15/2042	30,000	23,265
Time Warner Cable, Inc. Company Guar. Notes 5.88% due 11/15/2040	50,000	45,803
		678,475
Casino Hotels — 0.0%
Caesars Entertainment Operating Co., Inc. Senior Sec. Notes 8.50% due 02/15/2020	7,000	6,598
CityCenter Holdings LLC/CityCenter Finance Corp. Sec. Notes 10.75% due 01/15/2017(7)	1,227	1,325
Wynn Las Vegas LLC/ Wynn Las Vegas Capital Corp. 1st Mtg. Notes 7.75% due 08/15/2020	15,000	16,656
		24,579
Cellular Telecom — 0.1%
Cellco Partnership/Verizon Wireless Capital LLC Senior Notes 5.55% due 02/01/2014	100,000	102,663
MetroPCS Wireless, Inc. Company Guar. Notes 6.63% due 04/01/2023*	5,000	5,087
Sprint Nextel Corp. Company Guar. Notes 7.00% due 03/01/2020*	10,000	10,800
Sprint Nextel Corp. Senior Notes 7.00% due 08/15/2020	2,000	2,100
Sprint Nextel Corp. Company Guar. Notes 9.00% due 11/15/2018*	20,000	23,400
		144,050

13

Chemicals-Diversified — 0.1%
Celanese US Holdings LLC Company Guar. Notes 6.63% due 10/15/2018	6,000	6,345
Dow Chemical Co. Senior Notes 4.25% due 11/15/2020	75,000	78,980
		85,325
Chemicals-Other — 0.0%
Taminco Global Chemical Corp. Sec. Notes 9.75% due 03/31/2020*	3,000	3,341
Chemicals-Specialty — 0.0%
Ashland, Inc. Company Guar. Notes 4.75% due 08/15/2022*	5,000	4,950
Lubrizol Corp. Company Guar. Notes 6.50% due 10/01/2034	5,000	6,305
Tronox Finance LLC Company Guar. Notes 6.38% due 08/15/2020*	6,000	5,655
		16,910
Coal — 0.1%
CONSOL Energy, Inc. Company Guar. Notes 8.00% due 04/01/2017	15,000	15,787
CONSOL Energy, Inc. Company Guar. Notes 8.25% due 04/01/2020	10,000	10,475
Peabody Energy Corp. Company Guar. Notes 6.00% due 11/15/2018	10,000	10,025
Peabody Energy Corp. Company Guar. Notes 6.50% due 09/15/2020	66,000	66,165
Peabody Energy Corp. Company Guar. Notes 7.38% due 11/01/2016	30,000	33,300
SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp. Company Guar. Notes 7.38% due 02/01/2020*	4,000	4,080
		139,832
Commercial Services-Finance — 0.0%
Harland Clarke Holdings Corp. Company Guar. Notes 9.50% due 05/15/2015	4,000	3,960
Harland Clarke Holdings Corp. Senior Sec. Notes 9.75% due 08/01/2018*	3,000	3,120
		7,080
Computer Services — 0.0%
Affiliated Computer Services, Inc. Senior Notes 5.20% due 06/01/2015	11,000	11,665
International Business Machines Corp. Senior Notes 6.22% due 08/01/2027	20,000	24,650
		36,315
Computers — 0.1%
Apple, Inc. Senior Notes 1.00% due 05/03/2018	17,000	16,325
Apple, Inc. Senior Notes 2.40% due 05/03/2023	19,000	17,622
Hewlett Packard Co. Senior Notes 2.65% due 06/01/2016	30,000	30,579
		64,526
Computers-Integrated Systems — 0.0%
Brocade Communications Systems Inc. Company Guar. Notes 4.63% due 01/15/2023*	5,000	4,700
Computers-Memory Devices — 0.0%
EMC Corp. Senior Notes 1.88% due 06/01/2018	14,000	13,839
Consumer Products-Misc. — 0.0%
American Achievement Corp. Sec. Notes 10.88% due 04/15/2016*	4,000	3,990
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC Senior Sec. Notes 5.75% due 10/15/2020	3,000	3,022
		7,012
Containers-Metal/Glass — 0.1%
Ball Corp. Company Guar. Notes 4.00% due 11/15/2023	51,000	47,175
Crown Americas LLC/Crown Americas Capital Corp. III Company Guar. Notes 6.25% due 02/01/2021	10,000	10,600
Crown Cork & Seal Co., Inc. Senior Notes 7.38% due 12/15/2026	4,000	4,400
		62,175
Containers-Paper/Plastic — 0.0%
Consolidated Container Co. LLC/Consolidated Container Capital, Inc. Company Guar. Notes 10.13% due 07/15/2020*	3,000	3,150
Sealed Air Corp. Senior Notes 5.25% due 04/01/2023*	6,000	5,835

14

Tekni-Plex, Inc. Senior Sec. Notes 9.75% due 06/01/2019*	3,000	3,187
		12,172
Cosmetics & Toiletries — 0.0%
Avon Products, Inc. Senior Notes 5.00% due 03/15/2023	10,000	9,940
Data Processing/Management — 0.0%
Audatex North America, Inc. Company Guar. Notes 6.75% due 06/15/2018	15,000	15,750
First Data Corp. Senior Sec. Notes 7.38% due 06/15/2019*	5,000	5,137
		20,887
Dialysis Centers — 0.0%
Fresenius Medical Care U.S. Finance II, Inc. Company Guar. Notes 5.63% due 07/31/2019*	5,000	5,200
Direct Marketing — 0.0%
Catalina Marketing Corp. Company Guar. Notes 11.63% due 10/01/2017*	2,100	2,205
Distribution/Wholesale — 0.1%
Glencore Funding LLC Company Guar. Notes 1.70% due 05/27/2016*	105,000	101,820
Glencore Funding LLC Company Guar. Notes 2.50% due 01/15/2019*	28,000	25,332
		127,152
Diversified Banking Institutions — 2.2%
Ally Financial, Inc. Company Guar. Notes 5.50% due 02/15/2017	5,000	5,224
BAC Capital Trust XIII FRS Limited Guar. Notes 4.00% due 07/15/2013(6)	41,000	34,440
Bank of America Corp. Senior Notes 2.00% due 01/11/2018	65,000	62,960
Bank of America Corp. Senior Notes 5.65% due 05/01/2018	125,000	138,873
Bank of America Corp. Senior Notes 5.88% due 01/05/2021	145,000	163,196
Bank of America Corp. Senior Notes 6.00% due 09/01/2017	150,000	168,143
Bank of America Corp. Sub. Notes 7.25% due 10/15/2025	4,000	4,508
Citigroup, Inc. Senior Notes 1.75% due 05/01/2018	75,000	71,720
Citigroup, Inc. Sub. Notes 3.50% due 05/15/2023	22,000	19,759
Citigroup, Inc. Sub. Notes 4.05% due 07/30/2022	80,000	76,889
Citigroup, Inc. Sub. Notes 5.00% due 09/15/2014	25,000	25,981
Citigroup, Inc. Senior Notes 5.38% due 08/09/2020	25,000	27,645
Citigroup, Inc. Sub. Notes 5.88% due 02/22/2033	37,000	35,573
Citigroup, Inc. FRS Jr. Sub. Notes 5.90% due 02/15/2023(6)	5,000	4,950
Citigroup, Inc. Senior Notes 6.13% due 11/21/2017	50,000	56,827
Citigroup, Inc. Sub. Notes 6.13% due 08/25/2036	105,000	102,804
Citigroup, Inc. Senior Notes 8.50% due 05/22/2019	80,000	100,802
Goldman Sachs Group, Inc. Senior Notes 2.38% due 01/22/2018	13,000	12,764
Goldman Sachs Group, Inc. Senior Notes 5.38% due 03/15/2020	15,000	16,276
Goldman Sachs Group, Inc. Sub. Notes 5.63% due 01/15/2017	70,000	75,865
Goldman Sachs Group, Inc. Sub. Notes 5.95% due 01/15/2027	195,000	200,511
Goldman Sachs Group, Inc. Senior Notes 6.15% due 04/01/2018	60,000	67,610
Goldman Sachs Group, Inc. Sub. Notes 6.75% due 10/01/2037	39,000	39,950
Goldman Sachs Group, Inc. Senior Notes 7.50% due 02/15/2019	55,000	65,317
JPMorgan Chase & Co. Senior Notes 3.25% due 09/23/2022	75,000	71,205
JPMorgan Chase & Co. Sub. Notes 3.38% due 05/01/2023	90,000	83,804

15

JPMorgan Chase & Co. Senior Notes 4.25% due 10/15/2020	40,000	41,578
JPMorgan Chase & Co. Senior Notes 4.35% due 08/15/2021	30,000	31,252
JPMorgan Chase & Co. Sub. Notes 5.13% due 09/15/2014	155,000	162,620
JPMorgan Chase & Co. Senior Notes 6.30% due 04/23/2019	41,000	47,630
JPMorgan Chase & Co. FRS Jr. Sub Notes 7.90% due 04/30/2018(6)	10,000	11,300
JPMorgan Chase Capital XXIII FRS Limited Guar. Bonds 1.28% due 05/15/2077	5,000	3,800
Morgan Stanley Senior Notes 2.13% due 04/25/2018	20,000	19,141
Morgan Stanley Senior Notes 3.75% due 02/25/2023	5,000	4,781
Morgan Stanley Senior Notes 4.75% due 03/22/2017	11,000	11,667
Morgan Stanley Sub. Notes 4.88% due 11/01/2022	70,000	69,153
Morgan Stanley Senior Notes 5.50% due 07/28/2021	11,000	11,746
Morgan Stanley Senior Notes 5.63% due 09/23/2019	100,000	107,483
Morgan Stanley Senior Notes 6.38% due 07/24/2042	59,000	65,824
Morgan Stanley Notes 6.63% due 04/01/2018	225,000	255,027
		2,576,598
Diversified Financial Services — 0.5%
General Electric Capital Corp. Senior Notes 4.65% due 10/17/2021	175,000	185,633
General Electric Capital Corp. Senior Notes 5.55% due 05/04/2020	113,000	127,642
General Electric Capital Corp. Senior Notes 5.63% due 05/01/2018	75,000	86,025
General Electric Capital Corp. Senior Notes 5.88% due 01/14/2038	87,000	95,766
General Electric Capital Corp. Senior Notes 6.75% due 03/15/2032	62,000	74,340
		569,406
Diversified Manufacturing Operations — 0.0%
JB Poindexter & Co., Inc. Senior Notes 9.00% due 04/01/2022*	6,000	6,300
Textron, Inc. Senior Notes 4.63% due 09/21/2016	20,000	21,637
		27,937
E-Commerce/Services — 0.0%
Netflix, Inc. Senior Notes 5.38% due 02/01/2021*	28,000	27,860
Electric-Distribution — 0.0%
Oglethorpe Power Corp. 1st Mtg. Notes 4.20% due 12/01/2042	3,000	2,596
Electric-Generation — 0.0%
AES Corp. Senior Notes 4.88% due 05/15/2023	3,000	2,797
AES Corp. Senior Notes 8.00% due 10/15/2017	3,000	3,375
		6,172
Electric-Integrated — 0.3%
Dominion Resources, Inc. Senior Notes 5.25% due 08/01/2033	25,000	27,159
DPL, Inc. Senior Notes 7.25% due 10/15/2021	30,000	31,050
Edison International Senior Notes 3.75% due 09/15/2017	50,000	52,880
Entergy Corp. Senior Notes 3.63% due 09/15/2015	85,000	88,064
Exelon Generation Co. LLC Senior Notes 5.20% due 10/01/2019	23,000	25,293
Exelon Generation Co. LLC Senior Notes 5.60% due 06/15/2042	13,000	13,061
FirstEnergy Corp. Senior Notes 4.25% due 03/15/2023	22,000	20,441
FirstEnergy Corp. Senior Notes 7.38% due 11/15/2031	14,000	14,764
Georgia Power Co. Senior Notes 3.00% due 04/15/2016	7,000	7,325

16

Great Plains Energy, Inc. Senior Notes 5.29% due 06/15/2022	4,000	4,330
Ipalco Enterprises, Inc. Senior Sec. Notes 7.25% due 04/01/2016*	5,000	5,425
PPL Energy Supply LLC Senior Notes 4.60% due 12/15/2021	19,000	19,335
Progress Energy, Inc. Senior Notes 7.00% due 10/30/2031	50,000	60,633
Puget Energy, Inc. Senior Sec. Notes 6.00% due 09/01/2021	11,000	11,822
		381,582
Electric-Transmission — 0.0%
ITC Holdings Corp. Senior Notes 4.05% due 07/01/2023	9,000	9,016
ITC Holdings Corp. Senior Notes 5.30% due 07/01/2043	14,000	14,133
		23,149
Electronic Components-Semiconductors — 0.0%
Amkor Technology, Inc. Senior Notes 6.38% due 10/01/2022	6,000	5,895
Intel Corp. Senior Notes 4.00% due 12/15/2032	6,000	5,572
		11,467
Finance-Auto Loans — 0.2%
American Honda Finance Corp. Notes 1.00% due 08/11/2015*	7,000	7,011
Ford Motor Credit Co. LLC Senior Notes 4.21% due 04/15/2016	200,000	208,930
General Motors Financial Co., Inc. Senior Notes 2.75% due 05/15/2016*	5,000	4,919
General Motors Financial Co., Inc. Company Guar. Notes 4.75% due 08/15/2017*	4,000	4,100
General Motors Financial Co., Inc. Company Guar. Notes 6.75% due 06/01/2018	5,000	5,437
		230,397
Finance-Consumer Loans — 0.1%
HSBC Finance Corp. Senior Sub. Notes 6.68% due 01/15/2021	9,000	9,950
SLM Corp. Senior Notes 6.25% due 01/25/2016	71,000	75,260
SLM Corp. Senior Notes 7.25% due 01/25/2022	10,000	10,500
SLM Corp. Senior Notes 8.45% due 06/15/2018	10,000	11,100
		106,810
Finance-Investment Banker/Broker — 0.2%
Bear Stearns Cos., Inc. Senior Notes 7.25% due 02/01/2018	40,000	47,630
Jefferies Group LLC Senior Debentures 6.25% due 01/15/2036	12,000	11,580
Lehman Brothers Holdings, Inc. Escrow Notes 5.50% due 04/04/2016†	10,000	2,438
Lehman Brothers Holdings, Inc. Escrow Notes 6.75% due 12/28/2017†(1)	11,000	2
Lehman Brothers Holdings, Inc. Escrow Notes 7.50% due 05/11/2038†(1)	15,000	3
Merrill Lynch & Co., Inc. Sub. Notes 6.11% due 01/29/2037	150,000	147,654
Merrill Lynch & Co., Inc. Senior Notes 6.88% due 04/25/2018	55,000	63,301
		272,608
Finance-Leasing Companies — 0.0%
Air Lease Corp. Senior Notes 4.50% due 01/15/2016	10,000	10,050
Air Lease Corp. Company Guar. Notes 4.75% due 03/01/2020	7,000	6,755
Air Lease Corp. Senior Notes 6.13% due 04/01/2017	6,000	6,210
		23,015
Finance-Other Services — 0.0%
National Rural Utilities Cooperative Finance Corp. Collateral Trust Bonds 1.00% due 02/02/2015	6,000	6,029
National Rural Utilities Cooperative Finance Corp. FRS Sub. Notes 4.75% due 04/30/2043	11,000	10,697
		16,726

17

Firearms & Ammunition — 0.0%
FGI Operating Co. LLC/FGI Finance, Inc. Sec. Notes 7.88% due 05/01/2020*	3,000	3,105
Food-Misc./Diversified — 0.1%
Kraft Foods, Inc. Senior Notes 6.88% due 01/26/2039	41,000	50,602
Food-Retail — 0.0%
SUPERVALU, Inc. Senior Notes 6.75% due 06/01/2021*	9,000	8,370
Gas-Distribution — 0.1%
CenterPoint Energy, Inc. Senior Notes 6.50% due 05/01/2018	75,000	88,700
Home Furnishings — 0.0%
Norcraft Cos. LP/Norcraft Finance Corp. Sec. Notes 10.50% due 12/15/2015	5,000	5,187
Hotel/Motels — 0.0%
Choice Hotels International, Inc. Company Guar. Notes 5.75% due 07/01/2022	15,000	15,900
Independent Power Producers — 0.1%
Calpine Corp. Senior Sec. Notes 7.50% due 02/15/2021*	27,000	28,822
Calpine Corp. Senior Sec. Notes 7.50% due 02/15/2021	17,227	18,390
Calpine Corp. Senior Sec. Notes 7.88% due 07/31/2020*	5,000	5,425
GenOn Energy, Inc. Senior Notes 9.50% due 10/15/2018	5,000	5,550
NRG Energy, Inc. Company Guar. Notes 8.25% due 09/01/2020	10,000	10,775
		68,962
Insurance-Life/Health — 0.1%
Aflac, Inc. Senior Notes 3.63% due 06/15/2023	14,000	13,608
Pacific LifeCorp Senior Notes 6.00% due 02/10/2020*	6,000	6,698
Principal Financial Group, Inc. Company Guar. Notes 1.85% due 11/15/2017	4,000	3,928
Principal Life Global Funding II Sec. Notes 1.00% due 12/11/2015*	10,000	10,002
Prudential Financial, Inc. Senior Notes 4.75% due 09/17/2015	13,000	13,989
Prudential Financial, Inc. FRS Jr. Sub. Notes 5.63% due 06/15/2043	10,000	9,800
		58,025
Insurance-Multi-line — 0.2%
Hartford Financial Services Group, Inc. FRS Jr. Sub. Debentures 8.13% due 06/15/2068	60,000	66,150
ING US, Inc. FRS Company Guar. Notes 5.65% due 05/15/2053*	15,000	14,100
Loews Corp. Senior Notes 2.63% due 05/15/2023	13,000	11,825
Loews Corp. Senior Notes 4.13% due 05/15/2043	13,000	11,160
Nationwide Mutual Insurance Co. Sub. Notes 9.38% due 08/05/2039*	75,000	101,481
		204,716
Insurance-Mutual — 0.1%
Liberty Mutual Group, Inc. Senior Notes 5.75% due 03/15/2014*	10,000	10,278
Massachusetts Mutual Life Insurance Co. Sub. Notes 8.88% due 06/01/2039*	80,000	117,240
New York Life Global Funding Sec. Notes 1.65% due 05/15/2017*	18,000	17,825
		145,343
Insurance-Property/Casualty — 0.2%
ACE Capital Trust II Company Guar. Notes 9.70% due 04/01/2030	125,000	177,969
Investment Management/Advisor Services — 0.0%
Patriot Merger Corp. Senior Notes 9.00% due 07/15/2021*	4,000	3,910
Machinery-Farming — 0.1%
Case New Holland, Inc. Company Guar. Notes 7.88% due 12/01/2017	40,000	45,300
CNH America LLC Company Guar. Notes 7.25% due 01/15/2016	20,000	21,700
		67,000

18

Marine Services — 0.0%
Great Lakes Dredge & Dock Corp. Company Guar. Notes 7.38% due 02/01/2019	4,000	4,145
Medical Instruments — 0.0%
Accellent, Inc. Senior Sec. Notes 8.38% due 02/01/2017	6,000	6,210
Medical Products — 0.0%
Becton Dickinson and Co. Senior Notes 7.00% due 08/01/2027	11,000	13,913
Fresenius U.S. Finance II Company Guar. Notes 9.00% due 07/15/2015*	20,000	22,100
Universal Hospital Services, Inc. Sec. Notes 7.63% due 08/15/2020	4,000	4,180
		40,193
Medical-Biomedical/Gene — 0.1%
Amgen, Inc. Senior Notes 5.15% due 11/15/2041	10,000	9,959
Amgen, Inc. Senior Notes 6.90% due 06/01/2038	25,000	30,667
Life Technologies Corp. Senior Notes 5.00% due 01/15/2021	8,000	8,506
		49,132
Medical-Drugs — 0.0%
AbbVie, Inc. Company Guar. Notes 1.20% due 11/06/2015*	11,000	11,012
Endo Pharmaceuticals Holdings, Inc. Company Guar. Notes 7.00% due 07/15/2019	6,000	6,060
Zoetis, Inc. Senior Notes 3.25% due 02/01/2023*	20,000	19,002
		36,074
Medical-Generic Drugs — 0.1%
Actavis, Inc. Senior Notes 3.25% due 10/01/2022	15,000	13,984
Mylan, Inc. Senior Notes 1.80% due 06/24/2016*	30,000	29,854
Mylan, Inc. Senior Notes 2.60% due 06/24/2018*	5,000	4,927
Mylan, Inc. Company Guar. Notes 7.88% due 07/15/2020*	21,000	24,233
		72,998
Medical-HMO — 0.1%
Cigna Corp. Senior Notes 6.15% due 11/15/2036	3,000	3,415
Kaiser Foundation Hospitals Company Guar. Notes 3.50% due 04/01/2022	50,000	49,447
WellPoint, Inc. Senior Notes 1.88% due 01/15/2018	90,000	88,123
		140,985
Medical-Hospitals — 0.1%
Capella Healthcare, Inc. Company Guar. Notes 9.25% due 07/01/2017	3,000	3,180
CHS/Community Health Systems, Inc. Senior Sec. Notes 5.13% due 08/15/2018	31,000	31,465
HCA, Inc. Senior Sec. Notes 5.88% due 03/15/2022	5,000	5,131
HCA, Inc. Senior Sec. Notes 6.50% due 02/15/2020	35,000	37,866
HCA, Inc. Senior Sec. Notes 7.25% due 09/15/2020	10,000	10,738
HCA, Inc. Senior Sec. Notes 8.50% due 04/15/2019	60,000	64,387
IASIS Healthcare LLC/IASIS Capital Corp. Company Guar. Notes 8.38% due 05/15/2019	5,000	5,047
		157,814
Metal Processors & Fabrication — 0.0%
Precision Castparts Corp. Senior Notes 1.25% due 01/15/2018	6,000	5,833
Metal-Copper — 0.1%
Freeport-McMoRan Copper & Gold, Inc. Senior Notes 3.88% due 03/15/2023*	80,000	72,407
Metal-Iron — 0.0%
Cliffs Natural Resources, Inc. Senior Notes 4.88% due 04/01/2021	11,000	9,969
MRI/Medical Diagnostic Imaging — 0.0%
Radnet Management, Inc. Company Guar. Notes 10.38% due 04/01/2018	10,000	10,700
Multimedia — 0.5%
Historic TW, Inc. Company Guar. Notes 6.63% due 05/15/2029	105,000	122,556

19

NBCUniversal Media LLC Company Guar. Notes 4.38% due 04/01/2021	18,000	19,416
NBCUniversal Media LLC Senior Notes 6.40% due 04/30/2040	35,000	41,857
News America, Inc. Company Guar. Notes 6.20% due 12/15/2034	100,000	109,321
Time Warner Cos., Inc. Company Guar. Notes 6.95% due 01/15/2028	9,000	10,820
Time Warner Entertainment Co. LP Company Guar. Notes 8.38% due 03/15/2023	100,000	124,558
Time Warner Entertainment Co. LP Company Guar. Notes 8.38% due 07/15/2033	9,000	10,608
Viacom, Inc. Senior Notes 4.38% due 03/15/2043*	89,000	75,489
		514,625
Music — 0.0%
WMG Acquisition Corp. Senior Sec. Notes 6.00% due 01/15/2021*	4,000	4,070
Non-Hazardous Waste Disposal — 0.0%
Casella Waste Systems, Inc. Company Guar. Notes 7.75% due 02/15/2019	8,000	7,600
Oil & Gas Drilling — 0.0%
Hercules Offshore, Inc. Company Guar. Notes 10.50% due 10/15/2017*	3,000	3,203
Oil Companies-Exploration & Production — 0.2%
Alta Mesa Holdings LP/Alta Mesa Finance Services Corp. Company Guar. Notes 9.63% due 10/15/2018	5,000	5,187
Anadarko Holding, Co. Senior Notes 7.15% due 05/15/2028	23,000	26,341
Anadarko Petroleum Corp. Senior Notes 6.20% due 03/15/2040	5,000	5,610
Atlas Energy Holdings Operating Co. LLC/Atlas Resource Finance Corp. Senior Notes 7.75% due 01/15/2021*	5,000	4,775
Carrizo Oil & Gas, Inc. Company Guar. Notes 7.50% due 09/15/2020	5,000	5,200
Chesapeake Energy Corp. Company Guar. Notes 5.75% due 03/15/2023	6,000	6,075
Continental Resources, Inc. Company Guar. Notes 4.50% due 04/15/2023*	5,000	4,863
Continental Resources, Inc. Company Guar. Notes 5.00% due 09/15/2022	10,000	10,175
Denbury Resources, Inc. Company Guar. Notes 4.63% due 07/15/2023	5,000	4,613
EP Energy LLC/Everest Acquisition Finance, Inc. Senior Sec. Notes 6.88% due 05/01/2019	10,000	10,700
EP Energy LLC/Everest Acquisition Finance, Inc. Company Guar. Notes 7.75% due 09/01/2022	3,000	3,210
EPL Oil & Gas, Inc. Company Guar. Notes 8.25% due 02/15/2018	5,000	5,150
Halcon Resources Corp. Company Guar. Notes 8.88% due 05/15/2021	3,000	2,910
Linn Energy LLC/Linn Energy Finance Corp. Company Guar. Notes 6.25% due 11/01/2019*	5,000	4,763
Memorial Production Partners LP/Memorial Production Finance Corp. Company Guar. Notes 7.63% due 05/01/2021*	5,000	4,925
Newfield Exploration Co. Senior Notes 5.63% due 07/01/2024	15,000	14,550
Newfield Exploration Co. Senior Sub. Notes 7.13% due 05/15/2018	10,000	10,375
Northern Oil and Gas, Inc. Company Guar. Notes 8.00% due 06/01/2020	5,000	5,050
Penn Virginia Corp. Company Guar. Notes 7.25% due 04/15/2019	4,000	3,840
Pioneer Natural Resources Co. Company Guar. Notes 5.88% due 07/15/2016	12,000	13,383
Pioneer Natural Resources Co. Senior Notes 6.65% due 03/15/2017	15,000	17,110
Plains Exploration & Production Co. Company Guar. Notes 6.63% due 05/01/2021	9,000	9,528
Plains Exploration & Production Co. Company Guar. Notes 6.75% due 02/01/2022	15,000	15,897
Plains Exploration & Production Co. Company Guar. Notes 6.88% due 02/15/2023	8,000	8,559

20

QEP Resources, Inc. Senior Notes 6.88% due 03/01/2021	5,000	5,387
Range Resources Corp. Company Guar. Notes 5.75% due 06/01/2021	45,000	46,350
Samson Investment Co. Senior Notes 10.00% due 02/15/2020*	3,000	3,161
		257,687
Oil Companies-Integrated — 0.1%
Chevron Corp. Senior Notes 0.89% due 06/24/2016	10,000	10,013
Chevron Corp. Senior Notes 1.72% due 06/24/2018	15,000	14,862
Chevron Corp. Senior Notes 2.43% due 06/24/2020	50,000	49,715
Hess Corp. Senior Notes 5.60% due 02/15/2041	15,000	15,390
Hess Corp. Senior Notes 7.88% due 10/01/2029	5,000	6,247
Murphy Oil Corp. Senior Notes 5.13% due 12/01/2042	11,000	9,613
		105,840
Oil-Field Services — 0.0%
Oil States International, Inc. Company Guar. Notes 6.50% due 06/01/2019	5,000	5,175
Paper & Related Products — 0.1%
Clearwater Paper Corp. Company Guar. Notes 4.50% due 02/01/2023*	4,000	3,800
Clearwater Paper Corp. Company Guar. Notes 7.13% due 11/01/2018	30,000	32,100
Georgia-Pacific LLC Senior Notes 3.73% due 07/15/2023*	13,000	12,645
Georgia-Pacific LLC Company Guar. Notes 5.40% due 11/01/2020*	20,000	22,302
Longview Fibre Paper & Packaging, Inc. Senior Sec. Notes 8.00% due 06/01/2016*	8,000	8,340
MeadWestvaco Corp. Senior Notes 7.38% due 09/01/2019	40,000	47,322
		126,509
Pharmacy Services — 0.2%
Express Scripts Holding Co. Company Guar. Notes 2.10% due 02/12/2015	170,000	172,887
Pipelines — 0.2%
Access Midstream Partners LP/ACMP Finance Corp. Company Guar. Notes 4.88% due 05/15/2023	7,000	6,493
Atlas Pipeline Partners LP/Atlas Pipeline Finance Corp. Company Guar. Notes 5.88% due 08/01/2023*	3,000	2,850
El Paso LLC Senior Sec. Notes 7.00% due 06/15/2017	45,000	48,922
El Paso Pipeline Partners Operating Co. LLC Company Guar. Notes 4.70% due 11/01/2042	9,000	7,972
El Paso Pipeline Partners Operating Co. LLC Company Guar. Notes 5.00% due 10/01/2021	2,000	2,146
Energy Transfer Equity LP Senior Sec. Notes 7.50% due 10/15/2020	50,000	54,625
Energy Transfer Partners LP Senior Notes 3.60% due 02/01/2023	85,000	79,551
Energy Transfer Partners LP Senior Notes 6.50% due 02/01/2042	7,000	7,465
Energy Transfer Partners LP Senior Notes 7.60% due 02/01/2024*	6,000	7,342
Genesis Energy LP/Genesis Energy Finance Corp. Company Guar. Notes 7.88% due 12/15/2018	5,000	5,350
Kinder Morgan Finance Co. LLC Senior Sec. Notes 6.00% due 01/15/2018*	40,000	41,996
Targa Resources Partners LP/Targa Resources Partners Finance Corp. Company Guar. Notes 5.25% due 05/01/2023*	10,000	9,575
		274,287
Printing-Commercial — 0.0%
Valassis Communications, Inc. Company Guar. Notes 6.63% due 02/01/2021	28,000	27,440
Publishing-Newspapers — 0.0%
McClatchy Co. Senior Sec. Notes 9.00% due 12/15/2022*	5,000	5,250

21

Publishing-Periodicals — 0.0%
Expo Event Transco, Inc. Senior Notes 9.00% due 06/15/2021*	3,000	2,963
Real Estate Investment Trusts — 0.7%
Brandywine Operating Partnership LP Company Guar. Notes 4.95% due 04/15/2018	5,000	5,325
Brandywine Operating Partnership LP Company Guar. Notes 7.50% due 05/15/2015	100,000	110,723
Duke Realty LP Senior Notes 6.75% due 03/15/2020	45,000	51,642
DuPont Fabros Technology LP Company Guar. Notes 8.50% due 12/15/2017	35,000	36,925
HCP, Inc. Senior Notes 3.75% due 02/01/2016	10,000	10,529
HCP, Inc. Senior Notes 6.00% due 01/30/2017	90,000	100,960
Health Care REIT, Inc. Senior Notes 5.25% due 01/15/2022	125,000	134,346
Host Hotels & Resorts LP Company Guar. Notes 6.00% due 11/01/2020	25,000	26,935
Kimco Realty Corp. Senior Notes 5.58% due 11/23/2015	120,000	131,332
Liberty Property LP Senior Notes 3.38% due 06/15/2023	25,000	23,185
Liberty Property LP Senior Notes 4.13% due 06/15/2022	20,000	19,780
Ventas Realty LP/Ventas Capital Corp. Company Guar. Notes 2.70% due 04/01/2020	40,000	37,822
Ventas Realty LP/Ventas Capital Corp. Company Guar. Notes 4.75% due 06/01/2021	86,000	90,347
		779,851
Real Estate Management/Services — 0.1%
AMB Property LP Company Guar. Notes 6.13% due 12/01/2016	125,000	140,841
Kennedy-Wilson, Inc. Company Guar. Notes 8.75% due 04/01/2019	10,000	10,750
		151,591
Real Estate Operations & Development — 0.1%
First Industrial LP Senior Notes 5.75% due 01/15/2016	10,000	10,592
Regency Centers LP Company Guar. Notes 4.95% due 04/15/2014	90,000	92,603
		103,195
Recycling — 0.0%
Aleris International, Inc. Escrow Notes 9.00% due 12/15/2014†(1)(2)	10,000	0
Rental Auto/Equipment — 0.0%
ERAC USA Finance LLC Company Guar. Notes 7.00% due 10/15/2037*	25,000	29,438
H&E Equipment Services, Inc. Company Guar. Notes 7.00% due 09/01/2022	3,000	3,128
NES Rentals Holdings, Inc. Sec. Notes 7.88% due 05/01/2018*	5,000	4,937
		37,503
Retail-Apparel/Shoe — 0.1%
L Brands, Inc. Senior Notes 7.60% due 07/15/2037	5,000	5,137
Limited Brands, Inc. Senior Notes 6.90% due 07/15/2017	30,000	33,375
Limited Brands, Inc. Company Guar. Notes 7.00% due 05/01/2020	5,000	5,550
Phillips-Van Heusen Corp. Senior Notes 7.38% due 05/15/2020	20,000	21,700
		65,762
Retail-Auto Parts — 0.1%
AutoZone, Inc. Senior Notes 3.13% due 07/15/2023	75,000	70,035
AutoZone, Inc. Senior Notes 4.00% due 11/15/2020	40,000	40,874
		110,909
Retail-Automobile — 0.1%
AutoNation, Inc. Company Guar. Notes 5.50% due 02/01/2020	25,000	26,000
AutoNation, Inc. Company Guar. Notes 6.75% due 04/15/2018	28,000	31,220
		57,220
Retail-Drug Store — 0.2%
CVS Caremark Corp. Pass Through Certs. 6.94% due 01/10/2030	122,271	143,971
CVS Pass-Through Trust Pass Through Certs. 5.77% due 01/31/2033*	9,415	10,299

22

CVS Pass-Through Trust Pass Through Certs. 5.93% due 01/10/2034*	12,574	14,027
Rite Aid Corp. Company Guar. Notes 6.75% due 06/15/2021*	4,000	3,930
		172,227
Retail-Perfume & Cosmetics — 0.0%
Sally Holdings LLC/Sally Capital, Inc. Company Guar. Notes 5.75% due 06/01/2022	15,000	15,225
Retail-Pet Food & Supplies — 0.0%
Radio Systems Corp. Sec. Notes 8.38% due 11/01/2019*	2,000	2,130
Retail-Propane Distribution — 0.0%
AmeriGas Partners LP/AmeriGas Finance Corp. Senior Notes 6.50% due 05/20/2021	20,000	20,200
Ferrellgas LP/Ferrellgas Finance Corp. Senior Notes 6.50% due 05/01/2021	16,000	16,040
		36,240
Retail-Regional Department Stores — 0.0%
Bon-Ton Department Stores, Inc. Sec. Notes 8.00% due 06/15/2021*	3,000	3,049
Retail-Restaurants — 0.0%
Dave & Buster’s, Inc. Company Guar. Notes 11.00% due 06/01/2018	10,000	11,075
Landry’s, Inc. Senior Notes 9.38% due 05/01/2020*	8,000	8,440
Wok Acquisition Corp. Company Guar. Notes 10.25% due 06/30/2020*	3,000	3,300
		22,815
Satellite Telecom — 0.0%
Hughes Satellite Systems Corp. Senior Sec. Notes 6.50% due 06/15/2019	20,000	21,200
Savings & Loans/Thrifts — 0.1%
Astoria Financial Corp. Senior Notes 5.00% due 06/19/2017	12,000	12,611
First Niagara Financial Group, Inc. Senior Notes 6.75% due 03/19/2020	25,000	28,965
First Niagara Financial Group, Inc. Sub. Notes 7.25% due 12/15/2021	15,000	17,248
Santander Holdings USA, Inc. Senior Notes 3.00% due 09/24/2015	4,000	4,101
		62,925
Schools — 0.0%
Northwestern University Bonds 4.20% due 12/01/2047	8,000	7,812
President and Fellows of Harvard College Bonds 3.62% due 10/01/2037	6,000	5,442
University of Pennsylvania Senior Notes 4.67% due 09/01/2112	7,000	6,695
		19,949
Security Services — 0.0%
ADT Corp. Senior Notes 4.88% due 07/15/2042	7,000	5,943
Shipbuilding — 0.0%
Huntington Ingalls Industries, Inc. Company Guar. Notes 7.13% due 03/15/2021	18,000	19,350
Steel Pipe & Tube — 0.0%
JMC Steel Group, Inc. Senior Notes 8.25% due 03/15/2018*	4,000	3,910
Steel-Producers — 0.0%
AK Steel Corp. Senior Sec. Notes 8.75% due 12/01/2018*	3,000	3,158
Storage/Warehousing — 0.0%
Mobile Mini, Inc. Company Guar. Notes 7.88% due 12/01/2020	5,000	5,375
Telecom Services — 0.3%
BellSouth Telecommunications, Inc. Senior Notes 6.38% due 06/01/2028	12,000	13,546
Qwest Corp. Senior Notes 7.50% due 10/01/2014	20,000	21,527
SBA Telecommunications, Inc. Company Guar. Notes 5.75% due 07/15/2020*	5,000	5,012
SBA Tower Trust Sec. Notes 3.60% due 04/15/2043*	85,000	84,106
SBA Tower Trust Sec. Notes 4.25% due 04/15/2040*	200,000	207,023
		331,214

23

Telephone-Integrated — 0.3%
AT&T, Inc. Senior Notes 6.30% due 01/15/2038	24,000	26,682
AT&T, Inc. Senior Notes 6.50% due 09/01/2037	8,000	9,077
BellSouth Corp. Senior Notes 6.55% due 06/15/2034	9,000	9,827
Cincinnati Bell, Inc. Company Guar. Notes 8.38% due 10/15/2020	5,000	5,138
Frontier Communications Corp. Senior Notes 8.13% due 10/01/2018	5,000	5,487
Frontier Communications Corp. Senior Notes 8.25% due 04/15/2017	40,000	45,000
Frontier Communications Corp. Senior Notes 8.50% due 04/15/2020	6,000	6,615
Frontier Communications Corp. Senior Notes 9.25% due 07/01/2021	2,000	2,285
Verizon Communications, Inc. Senior Notes 6.40% due 02/15/2038	2,000	2,329
Verizon Global Funding Corp. Senior Notes 7.75% due 12/01/2030	105,000	136,031
Windstream Corp. Company Guar. Notes 7.88% due 11/01/2017	75,000	82,312
Windstream Corp. Company Guar. Notes 8.13% due 09/01/2018	5,000	5,325
		336,108
Television — 0.1%
CBS Corp. Company Guar. Notes 8.88% due 05/15/2019	80,000	103,100
Theaters — 0.0%
Regal Entertainment Group Senior Notes 5.75% due 06/15/2023	3,000	2,903
Tobacco — 0.1%
Altria Group, Inc. Company Guar. Notes 9.70% due 11/10/2018	49,000	65,141
Lorillard Tobacco Co. Company Guar. Notes 8.13% due 06/23/2019	15,000	18,381
		83,522
Transport-Equipment & Leasing — 0.0%
Aviation Capital Group Corp. Senior Notes 4.63% due 01/31/2018*	4,000	3,938
GATX Corp. Senior Notes 3.90% due 03/30/2023	25,000	24,407
		28,345
Transport-Rail — 0.0%
Norfolk Southern Corp. Senior Notes 6.00% due 05/23/2111	11,000	12,088
Transport-Services — 0.0%
Era Group, Inc. Company Guar. Notes 7.75% due 12/15/2022	4,000	4,000
Travel Services — 0.0%
Sabre, Inc. Senior Sec. Notes 8.50% due 05/15/2019*	5,000	5,325
Trucking/Leasing — 0.1%
Penske Truck Leasing Co. LP/PTL Finance Corp. Senior Notes 2.50% due 03/15/2016*	95,000	96,632
Penske Truck Leasing Co. LP/PTL Finance Corp. Senior Notes 2.88% due 07/17/2018*	5,000	5,050
Penske Truck Leasing Co. LP/PTL Finance Corp. Notes 3.75% due 05/11/2017*	20,000	20,926
		122,608
Web Hosting/Design — 0.0%
Equinix, Inc. Senior Notes 5.38% due 04/01/2023	5,000	4,900
Wire & Cable Products — 0.0%
Anixter, Inc. Company Guar. Notes 5.63% due 05/01/2019	5,000	5,175
Wireless Equipment — 0.0%
Motorola Solutions, Inc. Senior Notes 6.63% due 11/15/2037	1,290	1,336
Total U.S. Corporate Bonds & Notes (cost $12,839,260)		13,139,362
FOREIGN CORPORATE BONDS & NOTES — 1.7%
Banks-Commercial — 0.1%
Bank of Montreal Senior Notes 1.45% due 04/09/2018	16,000	15,443
Barclays Bank PLC Sub. Notes 6.05% due 12/04/2017*	108,000	116,826
		132,269

24

Computers-Memory Devices — 0.0%
Seagate HDD Cayman Company Guar. Notes 7.00% due 11/01/2021	45,000	48,150
Cruise Lines — 0.0%
Royal Caribbean Cruises, Ltd. Senior Notes 5.25% due 11/15/2022	5,000	4,900
Diversified Banking Institutions — 0.3%
BNP Paribas SA Senior Notes 2.38% due 09/14/2017	40,000	39,600
HSBC Holdings PLC Senior Notes 5.10% due 04/05/2021	120,000	131,839
Royal Bank of Scotland Group PLC Senior Notes 2.55% due 09/18/2015	66,000	67,106
Royal Bank of Scotland Group PLC Sub. Notes 6.10% due 06/10/2023	9,000	8,539
Royal Bank of Scotland Group PLC Sub. Notes 6.13% due 12/15/2022	40,000	38,063
		285,147
Diversified Manufacturing Operations — 0.1%
Bombardier, Inc. Senior Notes 6.13% due 01/15/2023*	6,000	5,955
Bombardier, Inc. Senior Notes 7.50% due 03/15/2018	10,000	11,100
Bombardier, Inc. Senior Notes 7.75% due 03/15/2020*	10,000	11,100
Ingersoll-Rand Global Holding Co., Ltd. Company Guar. Notes 2.88% due 01/15/2019*	9,000	8,878
Ingersoll-Rand Global Holding Co., Ltd. Company Guar. Notes 4.25% due 06/15/2023*	10,000	9,937
Pentair Finance SA Company Guar. Notes 1.35% due 12/01/2015	6,000	6,010
		52,980
Diversified Minerals — 0.0%
FMG Resources August 2006 Pty, Ltd. Senior Notes 6.00% due 04/01/2017*	10,000	9,725
FMG Resources August 2006 Pty, Ltd. Company Guar. Notes 6.88% due 04/01/2022*	6,000	5,820
Teck Resources, Ltd. Company Guar. Notes 6.00% due 08/15/2040	24,000	22,515
		38,060
Electronic Components-Misc. — 0.0%
Flextronics International, Ltd. Company Guar. Notes 5.00% due 02/15/2023*	5,000	4,838
Finance-Leasing Companies — 0.0%
Aircastle, Ltd. Senior Notes 6.25% due 12/01/2019	3,000	3,116
Milestone Aviation Group, Ltd. Senior Notes 8.63% due 12/15/2017*	2,000	2,070
		5,186
Insurance-Multi-line — 0.0%
Catlin Insurance Co., Ltd. FRS Jr. Sub. Notes 7.25% due 01/19/2017*(6)	2,000	2,045
Internet Connectivity Services — 0.0%
eAccess, Ltd. Company Guar. Notes 8.25% due 04/01/2018*	10,000	10,950
Medical Products — 0.0%
Mallinckrodt International Finance SA Company Guar. Notes 3.50% due 04/15/2018*	8,000	7,908
Mallinckrodt International Finance SA Company Guar. Notes 4.75% due 04/15/2023*	11,000	10,479
		18,387
Metal-Diversified — 0.0%
Rio Tinto Finance USA PLC Company Guar. Notes 2.25% due 12/14/2018	10,000	9,718
Oil & Gas Drilling — 0.2%
Transocean, Inc. Company Guar. Notes 2.50% due 10/15/2017	81,000	80,048
Transocean, Inc. Company Guar. Notes 4.95% due 11/15/2015	75,000	80,444
Transocean, Inc. Company Guar. Notes 6.50% due 11/15/2020	15,000	16,884
Transocean, Inc. Company Guar. Notes 6.80% due 03/15/2038	12,000	12,765
Transocean, Inc. Company Guar. Notes 7.50% due 04/15/2031	6,000	6,669
		196,810

25

Oil Companies-Exploration & Production — 0.2%
Anadarko Finance Co. Company Guar. Notes 7.50% due 05/01/2031	14,000		17,454
Gazprom Neft OAO Via GPN Capital SA Senior Notes 4.38% due 09/19/2022*	200,000		183,170
Harvest Operations Corp. Company Guar. Notes 6.88% due 10/01/2017	15,000		16,725
MEG Energy Corp. Company Guar. Notes 6.38% due 01/30/2023*	10,000		9,700
Nexen, Inc. Senior Notes 7.50% due 07/30/2039	30,000		36,638
			263,687
Oil Companies-Integrated — 0.3%
BP Capital Markets PLC Company Guar. Notes 1.85% due 05/05/2017	11,000		11,013
BP Capital Markets PLC Company Guar. Notes 2.25% due 11/01/2016	18,000		18,433
BP Capital Markets PLC Company Guar. Notes 3.13% due 10/01/2015	23,000		24,039
Petrobras Global Finance BV Company Guar. Notes 3.00% due 01/15/2019	35,000		32,511
Petrobras International Finance Co. Company Guar. Notes 5.38% due 01/27/2021	70,000		70,329
Petrobras International Finance Co. Company Guar. Notes 6.75% due 01/27/2041	60,000		59,944
Petroleos Mexicanos Company Guar. Notes 5.50% due 06/27/2044*	65,000		58,500
Statoil ASA Company Guar. Notes 2.65% due 01/15/2024	10,000		9,274
Statoil ASA Company Guar. Notes 3.95% due 05/15/2043	3,000		2,713
			286,756
Real Estate Operations & Development — 0.0%
Mattamy Group Corp. Senior Notes 6.50% due 11/15/2020*	4,000		3,920
Satellite Telecom — 0.0%
Intelsat Luxembourg SA Company Guar. Notes 7.75% due 06/01/2021*	5,000		5,050
Semiconductor Components-Integrated Circuits — 0.2%
TSMC Global Ltd Company Guar. Notes 1.63% due 04/03/2018*	200,000		192,269
Specified Purpose Acquisitions — 0.0%
EADS Finance BV Company Guar. Notes 2.70% due 04/17/2023*	9,000		8,339
Telecom Services — 0.0%
Vivendi SA Senior Notes 2.40% due 04/10/2015*	21,000		21,370
Telephone-Integrated — 0.1%
Deutsche Telekom International Finance BV Company Guar. Bonds 8.75% due 06/15/2030	75,000		104,045
Telecom Italia Capital SA Company Guar. Notes 7.72% due 06/04/2038	6,000		6,089
			110,134
Television — 0.0%
Videotron, Ltd. Company Guar. Notes 5.00% due 07/15/2022	20,000		19,500
Tobacco — 0.2%
Imperial Tobacco Finance PLC Company Guar. Notes 3.50% due 02/11/2023*	200,000		188,032
Transport-Rail — 0.0%
Kansas City Southern de Mexico SA de CV Senior Notes 3.00% due 05/15/2023*	20,000		18,775
Total Foreign Corporate Bonds & Notes (cost $1,985,771)			1,927,272
FOREIGN GOVERNMENT AGENCIES — 0.6%
Regional Authority — 0.0%
Hydro-Quebec Government Guar. Notes 1.38% due 06/19/2017	12,000		11,959
Province of British Columbia Senior Notes 2.85% due 06/15/2015	3,000		3,136
			15,095
Sovereign — 0.6%
Brazil Notas do Tesouro Nacional Series F Notes 10.00% due 01/01/2021	BRL	1,140,000	511,838
Government of Canada Senior Notes 0.88% due 02/14/2017	12,000		11,941
Republic of Hungary Senior Notes 4.13% due 02/19/2018	2,000		1,945

26

Republic of Hungary Senior Notes 6.25% due 01/29/2020	5,000	5,225
Republic of Poland Senior Notes 3.00% due 03/17/2023	5,000	4,513
Republic of the Philippines Senior Notes 10.63% due 03/16/2025	3,000	4,755
Republic of Turkey Senior Notes 7.38% due 02/05/2025	5,000	5,925
Republic of Turkey Senior Notes 11.88% due 01/15/2030	2,000	3,350
Republic of Venezuela Senior Notes 12.75% due 08/23/2022	3,000	3,075
Russian Federation Senior Notes 7.50% due 03/31/2030(8)	8,195	9,598
United Mexican States Senior Notes 4.75% due 03/08/2044	74,000	65,860
		628,025
Total Foreign Government Agencies (cost $707,609)		643,120
MUNICIPAL BONDS & NOTES — 0.3%
Municipal Bonds — 0.3%
New Jersey State Turnpike Authority Revenue Bonds Series F 7.41% due 01/01/2040	50,000	66,566
Ohio State University Revenue Bonds Series A 4.80% due 06/01/2111	13,000	11,198
Port Authority of New York & New Jersey Revenue Bonds Series 174 4.46% due 10/01/2062	10,000	8,927
Port Authority of New York & New Jersey Revenue Bonds Series 168 4.93% due 10/01/2051	14,000	13,812
State of California General Obligation Bonds 6.20% due 10/01/2019	75,000	87,611
State of California General Obligation Bonds 6.51% due 04/01/2039	35,000	39,426
State of California General Obligation Bonds 7.55% due 04/01/2039	60,000	80,342
State of Illinois General Obligation Bonds 5.67% due 03/01/2018	55,000	60,270
Total Municipal Bonds & Notes (cost $327,335)		368,152
U.S. GOVERNMENT AGENCIES — 15.3%
Federal Home Loan Mtg. Corp. — 0.6%
2.50% due 01/01/2028	11,426	11,510
3.00% due 08/01/2027	19,079	19,626
3.00% due 10/01/2042	24,805	24,246
3.00% due 11/01/2042	18,433	17,994
3.00% due 02/01/2043	74,250	72,493
3.50% due 03/01/2042	12,997	13,186
4.00% due 05/01/2040	46,924	49,254
4.50% due 01/01/2039	5,902	6,211
5.00% due 05/01/2020	217,041	232,510
5.00% due 05/01/2034	48,003	52,738
5.00% due 07/01/2038	46,635	49,719
5.50% due 07/01/2034	12,254	13,269
5.50% due 05/01/2037	9,969	10,749
5.50% due 09/01/2037	18,866	20,268
5.50% due 04/01/2038	3,532	3,795
5.50% due 06/01/2041	8,288	8,927
6.00% due 08/01/2026	55,960	60,904
6.50% due 05/01/2016	8	8
6.50% due 05/01/2029	3,317	3,704
6.50% due 03/01/2036	13,203	14,837
6.50% due 05/01/2036	847	952
7.50% due 08/01/2023	342	383
7.50% due 08/01/2025	1,691	1,715
Federal Home Loan Mtg. Corp., REMIC
Series 1577, Class PK
6.50% due 09/15/2023(5)	13,119	14,565
Series 1226, Class Z
7.75% due 03/15/2022(5)	965	1,047
		704,610
Federal National Mtg. Assoc. — 11.6%
2.50% due 03/01/2028	24,317	24,497
3.00% due 12/01/2027	24,242	24,986
3.00% due 01/01/2028	29,159	30,056
3.00% due 06/01/2042	13,043	12,761
3.00% due 12/01/2042	8,794	8,604
3.00% due July TBA	725,000	708,348
3.50% due 12/01/2041	60,169	61,162
3.50% due 04/01/2042	45,194	45,940
3.50% due 05/01/2042	25,885	26,312
3.50% due July TBA	7,300,000	7,410,640
4.00% due 08/01/2026	22,209	23,414
4.00% due 11/01/2040	30,493	31,782
4.00% due 12/01/2040	76,569	79,982
4.00% due 11/01/2041	11,145	11,627
4.00% due 01/01/2042	29,914	31,279
4.50% due 01/01/2039	11,425	12,084
4.50% due 06/01/2039	423,540	457,031

27

4.61% due 01/01/2015	274,891	281,207
4.85% due 11/01/2015	571,194	610,043
5.00% due 03/01/2018	7,157	7,641
5.00% due 06/01/2019	2,830	3,023
5.00% due 02/01/2020	13,120	14,002
5.00% due 05/01/2035	9,404	10,190
5.00% due 07/01/2040	151,305	164,678
5.00% due July TBA	1,400,000	1,506,641
5.50% due 05/01/2020	36,236	38,281
5.50% due 06/01/2020	87,830	94,818
5.50% due 12/01/2029	8,297	9,006
5.50% due 06/01/2035	553,814	616,194
5.50% due 06/01/2036	191,671	210,048
5.50% due 06/01/2038	41,784	45,407
6.00% due 06/01/2017	5,949	6,314
6.00% due 06/01/2021	153,398	167,284
6.00% due 12/01/2033	24,391	26,868
6.00% due 05/01/2034	17,510	19,287
6.00% due 07/01/2034	4,623	5,093
6.00% due 11/01/2038	8,797	9,560
6.00% due July TBA	500,000	543,750
6.50% due 09/01/2032	35,981	41,167
6.50% due 07/01/2036	8,428	9,341
7.00% due 06/01/2037	59,574	67,084
Federal National Mtg. Assoc., REMIC
Series 2011-117, Class MA
2.00% due 08/25/2040(5)	16,565	16,478
		13,523,910
Government National Mtg. Assoc. — 3.1%
4.00% due 07/15/2041	67,761	71,152
4.00% due 08/15/2041	26,057	27,361
4.00% due 10/15/2041	59,833	62,828
4.00% due July TBA	1,300,000	1,362,562
4.50% due 06/15/2041	1,875,807	1,994,421
6.00% due 11/15/2028	49,718	56,786
7.00% due 07/15/2033	20,597	24,269
8.50% due 11/15/2017	701	745
9.00% due 11/15/2021	335	368
Government National Mtg. Assoc. REMIC
Series 2005-74, Class HB
7.50% due 09/15/2035(5)	1,729	1,999
Series 2005-74, Class HC
7.50% due 09/16/2035(5)	10,741	12,521
		3,615,012
Total U.S. Government Agencies (cost $17,746,517)		17,843,532
U.S. GOVERNMENT TREASURIES — 5.9%
United States Treasury Bonds — 1.7%
United States Treasury Bonds
2.75% due 08/15/2042	90,000	77,681
2.75% due 11/15/2042	28,000	24,141
3.13% due 11/15/2041	236,000	221,250
3.13% due 02/15/2043	58,000	54,139
4.38% due 02/15/2038	550,000	644,016
4.38% due 11/15/2039(9)	629,200	737,541
4.75% due 02/15/2041	206,000	256,019
5.25% due 11/15/2028	18,000	22,883
		2,037,670
United States Treasury Notes — 4.2%
United States Treasury Notes
0.13% due 04/15/2018 TIPS(10)	158,943	163,041
0.25% due 11/30/2013(9)	65,000	65,038
0.38% due 04/15/2015	25,000	25,022
0.63% due 08/31/2017	163,000	159,651
0.63% due 09/30/2017	21,000	20,532
0.88% due 04/30/2017	745,000	741,275
1.00% due 10/31/2016	50,000	50,297
1.00% due 03/31/2017	73,000	73,069
1.00% due 05/31/2018	17,000	16,708
1.13% due 05/31/2019	10,000	9,705
1.25% due 10/31/2015	27,000	27,498
1.63% due 08/15/2022	92,000	86,315
1.75% due 07/31/2015	1,000,000	1,028,281
1.75% due 05/15/2022	18,000	17,163
1.75% due 05/15/2023	19,000	17,795
2.00% due 01/31/2016	1,130,000	1,172,639
2.00% due 04/30/2016	490,000	508,835
2.13% due 05/31/2015	12,000	12,407
2.38% due 03/31/2016	660,000	692,278
2.75% due 12/31/2017	15,000	15,997
		4,903,546
Total U.S. Government Treasuries (cost $6,880,952)		6,941,216
WARRANTS† — 0.0%
Publishing-Periodicals — 0.0%
Reader’s Digest Assoc., Inc. Expires 02/19/2014(1)(2)	48	0
Television — 0.0%
ION Media Networks, Inc. Expires 12/18/2016(1)(2)(3) (strike price $500.00)	2	620
ION Media Networks, Inc. Expires 12/18/2016(1)(2)(3) (strike price $687.00)	2	250
		870
Total Warrants (cost $50)		870
Total Long-Term Investment Securities (cost $107,084,566)		115,498,065

SHORT-TERM INVESTMENT SECURITIES — 2.6%
Time Deposits — 0.4%
Euro Time Deposit with State Street Bank & Trust Co. 0.01% due 07/01/2013	$538,000	538,000
U.S. Government Treasuries — 2.2%
United States Treasury Bills 0.03% due 08/22/2013	2,525,000	2,524,888
Total Short-Term Investment Securities (cost $3,062,888)		3,062,888
REPURCHASE AGREEMENTS — 13.2%
Agreement with State Street Bank & Trust Co., bearing interest at 0.01%, dated 06/28/2013, to be repurchased 07/01/2013 in the amount of $4,859,004 and collateralized by $5,310,000 of Federal Home Loan Mtg. Corp. Notes, bearing interest at 1.96%, due 11/07/2022 and having an approximate value of $4,956,657	4,859,000	4,859,000

28

Agreement with State Street Bank & Trust Co., bearing interest at 0.01%, dated 06/28/2013, to be repurchased 07/01/2013 in the amount of $506,000 and collateralized by $555,000 of Federal Home Loan Mtg. Corp. Notes, bearing interest at 2.00%, due 01/30/2023 and having an approximate value of $520,497	506,000	506,000
Bank of America Securities LLC Joint Repurchase Agreement(11)	165,000	165,000
Barclays Capital Inc. Joint Repurchase Agreement(11)	4,055,000	4,055,000
BNP Paribas SA Joint Repurchase Agreement(11)	1,730,000	1,730,000
Deutsche Bank AG Joint Repurchase Agreement(11)	175,000	175,000
Royal Bank of Scotland Joint Repurchase Agreement(11)	2,305,000	2,305,000
UBS Securities LLC Joint Repurchase Agreement(11)	1,630,000	1,630,000
Total Repurchase Agreements (cost $15,425,000)		15,425,000
TOTAL INVESTMENTS (cost $125,572,454)(13)	114.7%	133,985,953
Liabilities in excess of other assets	(14.7)	(17,134,386)
NET ASSETS	100.0%	$116,851,567

†	Non-income producing security
*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At June 30, 2013, the aggregate value of these securities was $4,536,816 representing 3.9% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.

(1)	Illiquid security. At June 30, 2013, the aggregate value of these securities was $877 representing 0.0% of net assets.
(2)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 1.
(3)

Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law.  Restricted securities are valued pursuant to Note 1.  Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of June 30, 2013, the Multi-Managed Moderate Growth Portfolio held the following restricted securities:

	Acquisition		Acquisition		Value	% of
Name	Date	Shares	Cost	Value	Per Share	Net Assets

ION Media Networks, Inc.
Expries 12/18/2016
(strike price $500.00)
Warrants	03/01/2011	2	$—	$620	$310	0.00%

ION Media Networks, Inc.
Expries 12/18/2016
(strike price $687.00)
Warrants	11/11/2010	2	—	250	125	0.00
				$870		0.00%

(4)	Commercial Mortgage Backed Security
(5)	Collateralized Mortgage Obligation
(6)	Perpetual maturity - maturity date reflects the next call date.
(7)	PIK (“Payment-in-Kind”) security — Income may be paid in additional securities or cash at the discretion of the issuer.
(8)	“Step-up” security where the rate increases (“steps-up”) at a predetermined rate. Rate shown reflects the increased rate.
(9)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(10)	Principal amount of security is adjusted for inflation.
(11)	See Note 2 for details of Joint Repurchase Agreements.
(12)	Denominated in United States dollars unless otherwise indicated.
(13)	See Note 4 for cost of investments on a tax basis.
BRL	— Brazilian Real
REMIC	— Real Estate Mortgage Investment Conduit
TBA	— Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal and maturity date will be determined upon settlement date.
TIPS	— Treasury Inflation Protected Securities
FRS	— Floating Rate Security
VRS	— Variable Rate Security

The rates shown on FRS and VRS are the current interest rates at June 30, 2013 and unless noted otherwise, the dates shown are the original maturity dates.

Open Futures Contracts
Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of June 30, 2013	Unrealized Appreciation (Depreciation)
13	Short	10YR Japanese Government Bond Mini Index	September 2013	$1,874,299	$1,869,258	$5,041
2	Short	Euro Bund	September 2013	366,740	368,419	(1,679)
2	Long	Long Gilt	September 2013	338,779	340,389	1,609
5	Long	Russell 2000 Mini Index	September 2013	490,570	487,350	(3,220)
6	Long	U.S. Treasury 2YR Notes	September 2013	1,319,812	1,320,000	188
20	Long	U.S. Treasury 5YR Notes	September 2013	2,448,646	2,420,938	(27,708)
15	Long	U.S. Treasury 10YR Notes	September 2013	1,933,888	1,898,438	(35,450)
14	Short	U.S. Long Bonds	September 2013	1,950,989	1,901,813	49,176
3	Long	U.S. Ultra Bonds	September 2013	452,148	441,938	(10,210)
						$(22,253)

Open Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized Depreciation
Goldman Sachs International	USD	53,294	BRL	108,000	08/02/2013	$—	$(4,703)
UBS AG	BRL	1,120,000	USD	536,913	07/02/2013	29,436	—
	BRL	1,120,000	USD	504,611	08/02/2013	708	—
	USD	507,745	BRL	1,120,000	07/02/2013	—	(269)
	USD	51,780	BRL	107,000	08/02/2013	—	(3,639)
						30,144	(3,908)
Net Unrealized Appreciation (Depreciation)						$30,144	$(8,611)

BRL — Brazilian Real

USD — United States Dollar

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2013 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs	Level 3-Signifcant Unobservable Inputs	Total
Assets:
Long-Term Investment Securities:
Common Stock	$67,773,734	$—	$—	$67,773,734
Preferred Stock:
Finance-Investment Banker/Broker	—	2	—	2
Other Industries*	53,271	—	—	53,271
Asset Backed Securities:
Diversified Financial Services	—	6,558,059	249,475	6,807,534
U.S. Corporate Bonds & Notes:
Recycling	—	—	0	0
Other Industries*	—	13,139,362	—	13,139,362
Foreign Corporate Bonds & Notes:	—	1,927,272	—	1,927,272
Foreign Government Agencies	—	643,120	—	643,120
Municipal Bond & Notes	—	368,152	—	368,152
U.S. Government Agencies:
Federal National Mtg. Assoc.	—	13,523,910	—	13,523,910
Other Government Agencies*	—	4,319,622	—	4,319,622
U.S. Government Treasuries	—	6,941,216	—	6,941,216
Warrants	—	—	870	870
Short-Term Investment Securities:
Time Deposits	—	538,000	—	538,000
U.S. Government Treasuries	—	2,524,888	—	2,524,888
Repurchase Agreements	—	15,425,000	—	15,425,000
Other Financial Instruments:+
Open Futures Contracts-Appreciation	56,014	—	—	56,014
Open Forward Foreign Currency
Contracts-Appreciation	—	30,144	—	30,144
Total	$67,883,019	$65,938,747	$250,345	$134,072,111

Liabilities:
Other Financial Instruments:+
Open Futures Contracts-Depreciation	$78,267	$—	$—	$78,267
Open Forward Foreign Currency
Contracts-Depreciation	—	8,611	—	8,611
Total	$78,267	$8,611	$—	$86,878

* Sum of all other industries or government agencies each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by industry or government agency classification, please refer to the Portfolio of Investments.

+ Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no material transfers between Levels during the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Portfolio.

See Notes to Portfolio of Investments

29

SEASONS SERIES TRUST
MULTI-MANAGED INCOME/EQUITY PORTFOLIO
Portfolio of Investments — June 30, 2013
(unaudited)

Security Description	Shares/ Principal Amount(12)	Value (Note 1)
COMMON STOCK — 31.8%
Aerospace/Defense — 0.1%
Boeing Co.	1,002	$102,645
Aerospace/Defense-Equipment — 0.2%
United Technologies Corp.	1,687	156,790
Agricultural Chemicals — 0.5%
Monsanto Co.	4,044	399,547
Mosaic Co.	1,624	87,388
		486,935
Airlines — 0.2%
United Continental Holdings, Inc.†	5,148	161,081
Applications Software — 0.4%
Intuit, Inc.	3,237	197,554
Microsoft Corp.	4,644	160,357
		357,911
Athletic Footwear — 0.2%
NIKE, Inc., Class B	2,637	167,924
Auto-Cars/Light Trucks — 0.3%
Ford Motor Co.	18,245	282,250
Auto-Heavy Duty Trucks — 0.1%
PACCAR, Inc.	2,023	108,554
Banks-Commercial — 0.1%
Regions Financial Corp.	7,281	69,388
Banks-Fiduciary — 0.0%
State Street Corp.	356	23,215
Banks-Super Regional — 0.9%
Capital One Financial Corp.	2,866	180,013
Fifth Third Bancorp	4,835	87,272
PNC Financial Services Group, Inc.	1,024	74,670
SunTrust Banks, Inc.	2,084	65,792
US Bancorp	5,063	183,027
Wells Fargo & Co.	6,298	259,919
		850,693
Beverages-Non-alcoholic — 0.5%
Coca-Cola Co.	4,327	173,556
Monster Beverage Corp.†	1,430	86,901
PepsiCo, Inc.	2,118	173,231
		433,688
Beverages-Wine/Spirits — 0.2%
Brown-Forman Corp., Class B	2,241	151,380
Cable/Satellite TV — 0.5%
Comcast Corp., Class A	5,580	233,690
Time Warner Cable, Inc.	2,173	244,419
		478,109
Casino Hotels — 0.3%
MGM Resorts International†	13,596	200,949
Wynn Resorts, Ltd.	774	99,072
		300,021
Cellular Telecom — 0.1%
T-Mobile US, Inc.†	3,674	91,152
Chemicals-Diversified — 0.5%
Celanese Corp., Series A	1,884	84,403
Dow Chemical Co.	2,915	93,775
E.I. du Pont de Nemours & Co.	380	19,950
LyondellBasell Industries NV, Class A	3,783	250,662
		448,790
Commercial Services-Finance — 0.3%
Mastercard, Inc., Class A	429	246,460
Computer Aided Design — 0.1%
ANSYS, Inc.†	1,646	120,323
Computer Services — 0.2%
International Business Machines Corp.	820	156,710
Computers — 1.2%
Apple, Inc.	2,788	1,104,271
Hewlett-Packard Co.	1,456	36,109
		1,140,380
Computers-Integrated Systems — 0.1%
Teradata Corp.†	1,469	73,788
Computers-Memory Devices — 0.2%
EMC Corp.	4,074	96,228
NetApp, Inc.	1,271	48,018
		144,246
Consumer Products-Misc. — 0.2%
Kimberly-Clark Corp.	2,048	198,943
Containers-Metal/Glass — 0.2%
Crown Holdings, Inc.†	4,927	202,647
Containers-Paper/Plastic — 0.1%
Rock-Tenn Co., Class A	988	98,681
Cosmetics & Toiletries — 0.7%
Colgate-Palmolive Co.	8,133	465,940
Estee Lauder Cos., Inc., Class A	1,202	79,055
Procter & Gamble Co.	1,676	129,035
		674,030
Distribution/Wholesale — 0.2%
Fastenal Co.	2,511	115,129
WW Grainger, Inc.	161	40,601
		155,730
Diversified Banking Institutions — 1.1%
Bank of America Corp.	8,067	103,742
Citigroup, Inc.	3,439	164,969
Goldman Sachs Group, Inc.	1,466	221,733
JPMorgan Chase & Co.	7,279	384,258
Morgan Stanley	3,575	87,337
		962,039
Diversified Manufacturing Operations — 0.8%
Danaher Corp.	3,883	245,794
Dover Corp.	4,012	311,572
Eaton Corp. PLC	408	26,850
General Electric Co.	6,417	148,810
		733,026
E-Commerce/Products — 0.5%
Amazon.com, Inc.†	709	196,882
eBay, Inc.†	4,504	232,947
		429,829
E-Commerce/Services — 0.2%
priceline.com, Inc.†	269	222,498
Electric Products-Misc. — 0.2%
Emerson Electric Co.	2,541	138,586

1

Electric-Integrated — 0.2%
Dominion Resources, Inc.	472	26,819
Duke Energy Corp.	947	63,923
NextEra Energy, Inc.	446	36,340
PG&E Corp.	1,104	50,486
		177,568
Electric-Transmission — 0.1%
Brookfield Infrastructure Partners LP	2,476	90,423
Electronic Components-Misc. — 0.4%
TE Connectivity, Ltd.	7,077	322,287
Electronic Components-Semiconductors — 0.7%
Broadcom Corp., Class A	1,953	65,933
Intel Corp.	3,889	94,192
International Rectifier Corp.†	3,847	80,556
Micron Technology, Inc.†	6,207	88,946
ON Semiconductor Corp.†	9,019	72,873
Texas Instruments, Inc.	2,541	88,605
Xilinx, Inc.	3,121	123,623
		614,728
Electronic Connectors — 0.2%
Amphenol Corp., Class A	2,041	159,076
Electronic Design Automation — 0.1%
Cadence Design Systems, Inc.†	6,109	88,458
Electronic Measurement Instruments — 0.1%
National Instruments Corp.	3,003	83,904
Electronic Security Devices — 0.1%
Tyco International, Ltd.	3,787	124,782
Engineering/R&D Services — 0.1%
Fluor Corp.	1,604	95,133
Enterprise Software/Service — 0.6%
Informatica Corp.†	5,690	199,036
Oracle Corp.	12,173	373,955
		572,991
Entertainment Software — 0.0%
Activision Blizzard, Inc.	479	6,831
Finance-Credit Card — 0.4%
American Express Co.	1,552	116,028
Visa, Inc., Class A	1,195	218,386
		334,414
Finance-Investment Banker/Broker — 0.2%
LPL Financial Holdings, Inc.	2,037	76,917
TD Ameritrade Holding Corp.	2,864	69,567
		146,484
Food-Confectionery — 0.3%
Hershey Co.	3,145	280,786
Food-Misc./Diversified — 0.4%
Kellogg Co.	1,297	83,306
McCormick & Co., Inc.	2,826	198,838
Mondelez International, Inc., Class A	4,334	123,649
		405,793
Food-Retail — 0.2%
Whole Foods Market, Inc.	3,229	166,229
Hotels/Motels — 0.3%
Hyatt Hotels Corp., Class A†	935	37,737
Marriott International, Inc., Class A	5,166	208,551
Starwood Hotels & Resorts Worldwide, Inc.	782	49,415
		295,703
Human Resources — 0.1%
Monster Worldwide, Inc.†	13,322	65,411
Instruments-Controls — 0.4%
Honeywell International, Inc.	1,787	141,780
Sensata Technologies Holding NV†	5,621	196,173
		337,953
Insurance-Life/Health — 0.1%
Prudential Financial, Inc.	1,787	130,505
Insurance-Multi-line — 0.2%
Hartford Financial Services Group, Inc.	4,108	127,019
MetLife, Inc.	1,825	83,512
		210,531
Insurance-Property/Casualty — 0.1%
Chubb Corp.	612	51,806
Travelers Cos., Inc.	755	60,339
		112,145
Investment Management/Advisor Services — 0.2%
Franklin Resources, Inc.	422	57,400
T. Rowe Price Group, Inc.	1,184	86,610
		144,010
Machinery-Construction & Mining — 0.1%
Caterpillar, Inc.	698	57,578
Machinery-General Industrial — 0.1%
Roper Industries, Inc.	761	94,531
Medical Information Systems — 0.1%
athenahealth, Inc.†	606	51,340
Medical Products — 0.2%
Covidien PLC	1,950	122,538
Varian Medical Systems, Inc.†	1,340	90,383
		212,921
Medical-Biomedical/Gene — 0.8%
Alexion Pharmaceuticals, Inc.†	1,455	134,209
Celgene Corp.†	1,201	140,409
Gilead Sciences, Inc.†	5,892	301,729
Vertex Pharmaceuticals, Inc.†	2,031	162,216
		738,563
Medical-Drugs — 1.5%
Abbott Laboratories	3,945	137,601
AbbVie, Inc.	2,996	123,855
Alkermes PLC†	1,953	56,012
Allergan, Inc.	1,108	93,338
Bristol-Myers Squibb Co.	1,694	75,705
Eli Lilly & Co.	1,672	82,129
Jazz Pharmaceuticals PLC†	1,807	124,195
Johnson & Johnson	2,235	191,897
Medivation, Inc.†	3,559	175,103
Merck & Co., Inc.	1,948	90,484

2

Pfizer, Inc.	9,165	256,712
		1,407,031
Medical-Generic Drugs — 0.1%
Actavis, Inc.†	862	108,802
Medical-HMO — 0.3%
Aetna, Inc.	2,263	143,791
UnitedHealth Group, Inc.	2,139	140,062
		283,853
Medical-Hospitals — 0.1%
HCA Holdings, Inc.	1,612	58,129
Metal Processors & Fabrication — 0.4%
Precision Castparts Corp.	1,473	332,913
Metal-Copper — 0.1%
Freeport-McMoRan Copper & Gold, Inc.	2,537	70,047
Multimedia — 0.8%
Time Warner, Inc.	1,216	70,309
Twenty-First Century Fox, Inc., Class A	8,692	283,359
Walt Disney Co.	5,618	354,777
		708,445
Networking Products — 0.4%
Cisco Systems, Inc.	15,831	384,852
Oil & Gas Drilling — 0.1%
Helmerich & Payne, Inc.	1,468	91,677
Oil Companies-Exploration & Production — 0.9%
Anadarko Petroleum Corp.	1,595	137,058
Cabot Oil & Gas Corp.	95	6,747
Cobalt International Energy, Inc.†	2,694	71,580
EOG Resources, Inc.	1,743	229,518
EQT Corp.	498	39,526
Noble Energy, Inc.	3,138	188,405
Occidental Petroleum Corp.	1,424	127,064
Range Resources Corp.	152	11,753
		811,651
Oil Companies-Integrated — 0.6%
Chevron Corp.	1,875	221,888
Exxon Mobil Corp.	2,292	207,082
Hess Corp.	1,341	89,163
		518,133
Oil Field Machinery & Equipment — 0.1%
National Oilwell Varco, Inc.	1,664	114,650
Oil Refining & Marketing — 0.2%
Marathon Petroleum Corp.	952	67,649
PBF Energy, Inc.	2,272	58,845
Valero Energy Corp.	2,888	100,416
		226,910
Oil-Field Services — 0.4%
Halliburton Co.	2,074	86,527
Schlumberger, Ltd.	3,153	225,944
Weatherford International, Ltd.†	2,390	32,743
		345,214
Pharmacy Services — 0.7%
Express Scripts Holding Co.†	7,467	460,639
Omnicare, Inc.	2,879	137,357
		597,996
Real Estate Investment Trusts — 0.5%
American Tower Corp.	1,940	141,950
Host Hotels & Resorts, Inc.	4,744	80,031
Lexington Realty Trust	4,542	53,051
Simon Property Group, Inc.	595	93,962
Ventas, Inc.	1,097	76,198
		445,192
Real Estate Management/Services — 0.1%
Jones Lang LaSalle, Inc.	872	79,474
Rental Auto/Equipment — 0.1%
Hertz Global Holdings, Inc.†	5,454	135,259
Resort/Theme Parks — 0.0%
Six Flags Entertainment Corp.	1,156	40,645
Retail-Apparel/Shoe — 0.3%
Abercrombie & Fitch Co., Class A	648	29,322
American Eagle Outfitters, Inc.	4,808	87,794
L Brands, Inc.	2,742	135,044
		252,160
Retail-Auto Parts — 0.2%
AutoZone, Inc.†	512	216,929
Retail-Building Products — 0.1%
Home Depot, Inc.	1,344	104,120
Retail-Discount — 0.5%
Costco Wholesale Corp.	2,466	272,665
Target Corp.	1,617	111,347
Wal-Mart Stores, Inc.	870	64,806
		448,818
Retail-Drug Store — 0.1%
CVS Caremark Corp.	2,266	129,570
Retail-Gardening Products — 0.1%
Tractor Supply Co.	910	107,025
Retail-Jewelry — 0.1%
Tiffany & Co.	1,518	110,571
Retail-Major Department Stores — 0.3%
Nordstrom, Inc.	2,240	134,266
TJX Cos., Inc.	3,393	169,853
		304,119
Retail-Regional Department Stores — 0.1%
Macy’s, Inc.	1,788	85,824
Retail-Restaurants — 0.2%
Dunkin’ Brands Group, Inc.	1,066	45,646
Starbucks Corp.	2,521	165,100
		210,746
Retail-Sporting Goods — 0.1%
Dick’s Sporting Goods, Inc.	2,286	114,437
Semiconductor Components-Integrated Circuits — 0.4%
Atmel Corp.†	19,072	140,179
QUALCOMM, Inc.	3,139	191,730
		331,909

3

Semiconductor Equipment — 0.1%
KLA-Tencor Corp.	1,235	68,827
Software Tools — 0.2%
VMware, Inc., Class A†	3,185	213,363
Steel-Producers — 0.1%
Reliance Steel & Aluminum Co.	904	59,266
United States Steel Corp.	1,791	31,396
		90,662
Telecom Services — 0.2%
Amdocs, Ltd.	4,453	165,162
Telephone-Integrated — 0.3%
AT&T, Inc.	3,131	110,837
CenturyLink, Inc.	862	30,472
Verizon Communications, Inc.	2,523	127,008
		268,317
Television — 0.2%
CBS Corp., Class B	4,012	196,066
Therapeutics — 0.1%
BioMarin Pharmaceutical, Inc.†	1,286	71,746
Tobacco — 0.3%
Altria Group, Inc.	691	24,178
Philip Morris International, Inc.	2,962	256,568
		280,746
Toys — 0.2%
Mattel, Inc.	3,634	164,657
Transactional Software — 0.1%
Solera Holdings, Inc.	2,179	121,261
Transport-Rail — 0.6%
Kansas City Southern	775	82,119
Union Pacific Corp.	2,785	429,670
		511,789
Transport-Services — 0.2%
FedEx Corp.	1,788	176,261
Web Portals/ISP — 0.9%
Google, Inc., Class A†	978	861,002
Wireless Equipment — 0.2%
Motorola Solutions, Inc.	3,789	218,739
Total Common Stock (cost $24,937,294)		29,075,219
PREFERRED STOCK — 0.1%
Banks-Commercial — 0.0%
Zions Bancorporation FRS Series G 6.30%	775	19,724
Electric-Integrated — 0.0%
Entergy Louisiana LLC 4.70%	700	14,903
Finance-Investment Banker/Broker — 0.0%
Lehman Brothers Holdings Capital Trust VII Escrow Security 0.00%†(1)	16,000	3
Finance-Mortgage Loan/Banker — 0.0%
Federal Home Loan Mtg. Corp. FRS Series Z 0.00%†	900	4,185
Insurance-Reinsurance — 0.0%
RenaissanceRe Holdings, Ltd. 5.38%	1,300	30,576
Telecom Services — 0.1%
Qwest Corp. 6.13%	1,450	34,945
Total Preferred Stock (cost $119,517)		104,336
ASSET BACKED SECURITIES — 9.3%
Diversified Financial Services — 9.3%
AmeriCredit Automobile Receivables Trust,
Series 2012-3, Class B
1.59% due 07/10/2017	$13,000	13,075
AmeriCredit Automobile Receivables Trust, Series 2010-3, Class C 3.34% due 04/08/2016	95,000	97,643
AmeriCredit Automobile Receivables Trust, Series 2010-A, Class A3 3.51% due 07/06/2017	161,853	165,196
AmeriCredit Automobile Receivables Trust, Series 2010-2, Class C 4.52% due 10/08/2015	70,000	71,162
AmeriCredit Automobile Receivables Trust, Series 2010-1, Class C 5.19% due 08/17/2015	74,558	76,292

4

Avis Budget Rental Car Funding AESOP LLC, Series 2010-3A, Class A 4.64% due 05/20/2016*	175,000	185,085
Banc of America Commercial Mtg., Inc., VRS Series 2007-3, Class A4 5.74% due 02/10/2051(4)	110,000	124,184
Banc of America Funding Trust FRS Series 2006-A, Class 1A1 2.69% due 02/20/2036(5)	50,888	50,049
Banc of America Funding Trust Series 2005-8, Class 1A1 5.50% due 01/25/2036(5)	19,076	18,701
Banc of America Funding Trust Series 2006-2, Class 2A22 6.00% due 03/25/2036(5)	73,908	71,769
Banc of America Re-Remic Trust Series 2011-FSHN, Class A 4.42% due 07/11/2033*(4)	105,000	111,383
BB-UBS Trust Series 2012-SHOW, Class A 3.43% due 11/05/2036*(4)	110,000	103,012
Bear Stearns Adjustable Rate Mtg. Trust FRS Series 2005-12, Class 12A1 2.75% due 02/25/2036(5)	273,558	221,224
Bear Stearns Commercial Mtg. Securities, Inc. VRS Series 2007-PW16, Class A4 5.71% due 06/11/2040(4)	155,000	175,085
CAL Funding II, Ltd. Series 2012-1A, Class A 3.47% due 10/25/2027*	23,333	23,091
Capital Auto Receivables Asset Trust Series 2013-2, Class A3 1.24% due 10/20/2017	23,000	22,996
Carlyle Global Market Strategies FRS Series 2013-3A, Class A1A 1.39% due 07/15/2025*(2)	250,000	249,475
Carrington Mtg. Loan Trust FRS Series 2007-RFC1, Class A1 0.24% due 12/25/2036	24,679	23,738
Citigroup Commercial Mtg. Trust VRS Series 2007-C6, Class A4 5.70% due 12/10/2049(4)	50,000	56,606
Citigroup Mtg. Loan Trust, Inc. FRS Series 2006-AR1, Class 3A1 2.56% due 03/25/2036(5)	167,080	138,143
Citigroup/Deutsche Bank Commercial Mtg. Trust, VRS Series 2007-CD5, Class A4 5.22% due 11/15/2044(4)	157,292	178,499
Commercial Mtg. Loan Trust VRS Series 2008-LS1, Class A4B 6.01% due 12/10/2049(4)	75,000	84,869
Commercial Mtg. Pass Through Certs. Series 2012-CR2, Class A2 2.03% due 08/15/2045(4)	62,042	62,469
Commercial Mtg. Pass Through Certs. Series 2013-LC6, Class A4 2.94% due 01/10/2046(4)	125,000	116,380
Commercial Mtg. Trust Pass Through Certs. Series 2013-CR6, Class A4 3.10% due 03/10/2046(4)	10,000	9,420
Countrywide Alternative Loan Trust FRS Series 2006-OC11, Class 2A2A 0.36% due 01/25/2037(5)	154,651	115,571
Countrywide Home Loan Mtg. Pass Through Trust, Series 2005-6, Class 1A11 5.25% due 02/25/2026(5)	25,000	24,896
Countrywide Home Loan Mtg. Pass Through Trust, Series 2005-12, Class 2A4 5.50% due 05/25/2035(5)	9,619	9,510
Countrywide Home Loan Mtg. Pass Through Trust, Series 2005-29, Class A1 5.75% due 12/25/2035(5)	145,175	132,711
Countrywide Home Loan Mtg. Pass Through Trust, Series 2006-14, Class A3 6.25% due 09/25/2036(5)	7,365	6,861
Entergy Arkansas Restoration Funding LLC Series 2010A, Class A1 2.30% due 08/01/2021	192,162	197,107
First Horizon Alternative Mtg. Securities FRS
Series 2005-AA3, Class 3A1
2.37% due 05/25/2035(5)	255,723	228,506
First Horizon Mtg. Pass-Through Trust Series 2006-2, Class 1A3 6.00% due 08/25/2036(5)	29,753	29,914
Ford Credit Auto Lease Trust Series 2012-A, Class B 1.61% due 10/15/2016*	120,000	120,453
Greenwich Capital Commercial Funding Corp. Series 2007-GG9, Class A4 5.44% due 03/10/2039(4)	125,000	138,166
GS Mtg. Securities Corp. II Series 2012-GCJ9, Class A2 1.76% due 11/10/2045(4)	31,000	30,747
GS Mtg. Securities Corp. II Series 2013-GC10, Class A5 2.94% due 02/10/2046(4)	40,000	37,203
GS Mtg. Securities Corp. II Series 2012-BWTR, Class A 2.95% due 11/05/2034*(4)	125,000	116,284
GS Mtg. Securities Corp. II Series 2013-GC12, Class A4 3.14% due 06/10/2046(4)	50,000	47,007

5

GS Mtg. Securities Corp. II Series 2012-ALOH, Class A 3.55% due 04/10/2034*(4)	135,000	132,921
GS Mtg. Securities Corp. II Series 2010-C1, Class A2 4.59% due 08/10/2043*(4)	115,000	123,523
GS Mtg. Securities Corp. II Series 2005-ROCK, Class A 5.37% due 05/03/2032*(4)	30,445	34,560
GS Mtg. Securities Corp. II VRS Series 2004-GG2, Class A6 5.40% due 08/10/2038(4)	600,000	617,059
GS Mtg. Securities Corp. II FRS Series 2007-EOP, Class L 5.46% due 03/06/2020*(4)	180,000	179,861
GS Mtg. Securities Corp. II VRS Series 2006-GG6, Class A4 5.55% due 04/10/2038(4)	120,000	130,707
GSR Mtg. Loan Trust FRS Series 2006-AR2, Class 3A1 2.73% due 04/25/2036(5)	19,344	15,986
GSR Mtg. Loan Trust FRS Series 2006-AR1, Class 2A1 2.80% due 01/25/2036(5)	114,927	101,977
GSR Mtg. Loan Trust FRS Series 2005-AR2, Class 1A2 2.82% due 04/25/2035(5)	89,725	82,163
GSR Mtg. Loan Trust FRS Series 2007-AR1, Class 2A1 2.84% due 03/25/2047(5)	62,049	50,884
Huntington Auto Trust Series 2012-2, Class B 1.07% due 02/15/2018	15,000	14,813
Impac CMB Trust FRS Series 2005-4, Class 1A1A 0.73% due 05/25/2035(5)	148,101	129,452
Irvine Core Office Trust Series 2013-IRV, Class A1 2.07% due 05/15/2048*(4)	148,963	144,188
JP Morgan Chase Commercial Mtg. Securities Trust Series 2012-LC9, Class A5 2.84% due 12/15/2047(4)	110,000	102,007
JP Morgan Chase Commercial Mtg. Securities Trust Series 2012-WLDN, Class A 3.91% due 05/05/2030*(4)	120,000	119,968
LB-UBS Commercial Mtg. Trust Series 2007-C2, Class A3 5.43% due 02/15/2040(4)	100,000	109,687
LB-UBS Commercial Mtg. Trust VRS Series2008-C1, Class A2 6.15% due 04/15/2041(4)	95,000	110,568
Merrill Lynch Mtg. Investors Trust FRS Series 2005-A2, Class A2 2.55% due 02/25/2035(5)	59,268	59,239
Merrill Lynch Mtg. Investors Trust FRS Series 2005-A1, Class 2A1 2.71% due 12/25/2034(5)	103,665	103,449
Morgan Stanley Capital I VRS Series 2008-T29, Class A4 6.28% due 01/11/2043(4)	35,000	40,682
Morgan Stanley Mtg. Loan Trust, Series 2007-12, Class 3A22 6.00% due 08/25/2037(5)	106,423	96,675
MortgageIT Trust FRS Series 2005-4, Class A1 0.47% due 10/25/2035(5)	348,462	301,071
MortgageIT Trust FRS Series 2004-2, Class A1 0.56% due 12/25/2034(5)	26,897	26,218
MortgageIT Trust FRS Series 2004-1, Class A2 1.09% due 11/25/2034(5)	5,167	4,393
New Century Home Equity Loan Trust VRS Series 2004-A, Class AII9 4.83% due 08/25/2034	13,273	13,682
OBP Depositor LLC Trust, Series 2010-OBP, Class A 4.65% due 07/15/2045*(4)	190,000	206,029
Option One Mtg. Loan Trust FRS
Series 2006-3, Class 2A2
0.29% due 02/25/2037	54,301	29,965
Santander Drive Auto Receivables Trust, Series 2011-1, Class C 3.11% due 05/16/2016	135,000	136,702
Santander Drive Auto Receivables Trust, Series 2010-2, Class C 3.89% due 07/17/2017	70,000	71,844
Securitized Asset Backed Receivables LLC Trust FRS Series 2007-BR5, Class A2A 0.32% due 05/25/2037	143,592	75,597
Sequoia Mtg. Trust FRS Series 2007-1, Class 2A1 2.56% due 02/20/2047(5)	186,333	155,299
SNAAC Auto Receivables Trust Series 2012-1A, Class A 1.78% due 06/15/2016*	13,810	13,861
UBS-Barclays Commercial Mtg. Trust Series 2012-C2, Class A2 2.11% due 05/10/2063(4)	77,181	77,878
UBS-Barclays Commercial Mtg. Trust Series 2013-C5, Class A4 3.18% due 03/10/2046(4)	95,000	91,297
UBS-Barclays Commercial Mtg. Trust Series 2012-C2, Class A4 3.53% due 05/10/2063(4)	145,000	142,629
Volvo Financial Equipment LLC Series 2012-1A, Class B 1.51% due 08/15/2017*	25,000	25,074

6

Wachovia Bank Commercial Mtg. Trust VRS Series 2006-C26, Class AM 5.97% due 06/15/2045(4)	19,000	20,825
Wells Fargo Commercial Mtg. Trust Series 2012-LC5, Class A3 2.92% due 10/15/2045(4)	100,260	93,906
Wells Fargo Mtg. Backed Securities Trust FRS Series 2004-BB, Class A2 2.62% due 01/25/2035(5)	304,995	294,653
Wells Fargo Mtg. Backed Securities Trust FRS Series 2006-AR14, Class 2A1 2.64% due 10/25/2036(5)	114,621	98,624
Wells Fargo Mtg. Backed Securities Trust FRS Series 2005-AR2, Class 2A2 2.68% due 03/25/2035(5)	213,449	214,162
Wells Fargo Mtg. Backed Securities Trust Series 2007-14, Class 1A1 6.00% due 10/25/2037(5)	14,245	13,960
WF-RBS Commercial Mtg. Trust VRS Series 2011-C2, Class XA 1.13% due 02/15/2044*(4)(6)	967,582	41,950
WF-RBS Commercial Mtg. Trust Series 2012-C8, Class A2 1.88% due 08/15/2045(4)	28,731	28,529
WF-RBS Commercial Mtg. Trust, VRS Series 2011-C2, Class A4 4.87% due 02/15/2044*(4)	90,000	98,011
Total Asset Backed Securities (cost $8,443,767)		8,461,010
U.S. CORPORATE BONDS & NOTES — 19.1%
Advertising Agencies — 0.2%
Interpublic Group of Cos., Inc. Senior Notes 6.25% due 11/15/2014	185,000	196,118
Advertising Sales — 0.0%
Lamar Media Corp. Company Guar. Notes 5.88% due 02/01/2022	5,000	5,138
Aerospace/Defense — 0.1%
Boeing Co. Senior Notes 0.95% due 05/15/2018	28,000	26,791
Esterline Technologies Corp. Company Guar. Notes 7.00% due 08/01/2020	20,000	21,450
Lockheed Martin Corp. Senior Notes 4.07% due 12/15/2042	17,000	14,843
Raytheon Co. Senior Notes 2.50% due 12/15/2022	22,000	20,229
		83,313
Aerospace/Defense-Equipment — 0.1%
B/E Aerospace, Inc. Senior Notes 6.88% due 10/01/2020	35,000	37,800
Erickson Air-Crane, Inc. Sec. Notes 8.25% due 05/01/2020*	15,000	14,587
Exelis, Inc. Company Guar. Notes 5.55% due 10/01/2021	12,000	12,191
		64,578
Agricultural Chemicals — 0.1%
CF Industries, Inc. Company Guar. Notes 3.45% due 06/01/2023	40,000	38,441
Agricultural Operations — 0.2%
Cargill, Inc. Senior Notes 4.31% due 05/14/2021*	172,000	181,364
Airlines — 0.3%
Atlas Air, Inc. Pass Through Certs. Series 1999-1, Class B 7.63% due 01/02/2015	13,148	13,279
Continental Airlines Pass Through Certs. Series 2012-2, Class A 4.00% due 04/29/2026	85,000	84,787
Continental Airlines Pass Through Certs. Series 2012-3, Class C 6.13% due 04/29/2018	7,000	7,070
Continental Airlines, Inc. Pass Through Certs. Series 1998-1, Class A 6.65% due 03/15/2019	21,760	22,957
Continental Airlines, Inc. Pass Through Certs. Series 2007-1, Class B 6.90% due 04/19/2022	65,373	69,295
Continental Airlines, Inc. Pass Through Certs. Series 2009-2, Class A 7.25% due 11/10/2019	72,365	84,668
		282,056
Alternative Waste Technology — 0.0%
ADS Waste Holdings, Inc. Senior Notes 8.25% due 10/01/2020*	9,000	9,180

7

Auction House/Art Dealers — 0.0%
Sotheby’s Company Guar. Notes 5.25% due 10/01/2022*	21,000	20,370
Auto-Cars/Light Trucks — 0.0%
Chrysler Group LLC/CG Co-Issuer, Inc. Sec. Notes 8.25% due 06/15/2021	20,000	22,075
Auto/Truck Parts & Equipment-Original — 0.0%
Affinia Group, Inc. Senior Notes 7.75% due 05/01/2021*	15,000	15,112
Banks-Commercial — 0.3%
CIT Group, Inc. Senior Notes 5.50% due 02/15/2019*	55,000	56,787
FirstMerit Corp. Sub. Notes 4.35% due 02/04/2023	12,000	11,899
Regions Financial Corp. Senior Notes 2.00% due 05/15/2018	31,000	29,305
Zions Bancorporation Senior Notes 4.00% due 06/20/2016	20,000	20,927
Zions Bancorporation Senior Notes 4.50% due 03/27/2017	38,000	40,187
Zions Bancorporation Senior Notes 4.50% due 06/13/2023	38,000	37,406
Zions Bancorporation FRS Jr. Sub. Notes 5.80% due 06/15/2023(7)	27,000	25,380
		221,891
Banks-Fiduciary — 0.0%
Bank of New York Mellon Corp. Senior Notes 1.20% due 02/20/2015	23,000	23,187
Banks-Money Center — 0.0%
Chase Capital III FRS Limited Guar. Notes 0.82% due 03/01/2027	37,000	30,016
Banks-Mortgage — 0.0%
Provident Funding Associates LP/PFG Finance Corp. Company Guar. Notes 6.75% due 06/15/2021*	5,000	4,988
Banks-Super Regional — 0.5%
Capital One Financial Corp. Sub. Notes 6.15% due 09/01/2016	25,000	27,898
SunTrust Banks, Inc. Senior Notes 3.60% due 04/15/2016	120,000	127,030
SunTrust Banks, Inc. Sub. Notes 6.00% due 02/15/2026	4,000	4,516
Wachovia Corp. Senior Notes 5.75% due 02/01/2018	105,000	120,935
Wells Fargo & Co. Senior Notes 1.50% due 01/16/2018	125,000	121,916
Wells Fargo & Co. Sub. Notes 3.45% due 02/13/2023	45,000	42,977
Wells Fargo & Co. FRS Jr. Sub. Notes 7.98% due 03/15/2018(7)	20,000	22,600
		467,872
Beverages-Non-alcoholic — 0.0%
Innovation Ventures LLC/Innovation Ventures Finance Corp. Senior Sec. Notes 9.50% due 08/15/2019*	14,000	11,655
Beverages-Wine/Spirits — 0.0%
Constellation Brands, Inc. Company Guar. Notes 4.25% due 05/01/2023	5,000	4,719
Brewery — 0.2%
Anheuser-Busch InBev Worldwide, Inc.
Company Guar. Notes
0.80% due 07/15/2015	51,000	50,988
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Bonds 8.20% due 01/15/2039	50,000	73,340
Molson Coors Brewing Co. Company Guar. Notes 3.50% due 05/01/2022	25,000	24,536
		148,864
Broadcast Services/Program — 0.2%
Liberty Media LLC Senior Notes 8.25% due 02/01/2030	50,000	53,500
Turner Broadcasting, Inc. Company Guar. Notes 8.38% due 07/01/2013	160,000	160,000
		213,500
Building & Construction Products-Misc. — 0.0%
Owens Corning, Inc. Company Guar. Notes 7.00% due 12/01/2036	18,000	19,261
Building Products-Cement — 0.0%
Headwaters, Inc. Sec. Notes 7.63% due 04/01/2019	10,000	10,450

8

Building Products-Wood — 0.1%
Masco Corp. Senior Notes 6.13% due 10/03/2016	35,000	37,800
Masco Corp. Bonds 6.50% due 08/15/2032	25,000	24,875
		62,675
Cable/Satellite TV — 1.0%
CCO Holdings LLC/CCO Holdings Capital Corp. Company Guar. Notes 5.25% due 03/15/2021*	15,000	14,775
CCO Holdings LLC/CCO Holdings Capital Corp. Company Guar. Notes 6.50% due 04/30/2021	65,000	67,763
CCO Holdings LLC/CCO Holdings Capital Corp. Company Guar. Notes 6.63% due 01/31/2022	50,000	52,125
Comcast Corp. Company Guar. Notes 4.25% due 01/15/2033	141,000	134,910
COX Communications, Inc. Senior Notes 2.95% due 06/30/2023*	165,000	150,086
COX Communications, Inc. Senior Notes 6.25% due 06/01/2018*	50,000	58,456
CSC Holdings LLC Senior Notes 7.63% due 07/15/2018	5,000	5,638
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc. Company Guar. Notes 3.80% due 03/15/2022	100,000	96,059
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc. Company Guar. Notes 5.15% due 03/15/2042	66,000	58,877
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc. Company Guar. Notes 5.20% due 03/15/2020	31,000	33,471
DISH DBS Corp. Company Guar. Notes 5.88% due 07/15/2022	20,000	20,300
DISH DBS Corp. Company Guar. Notes 6.75% due 06/01/2021	56,000	59,500
TCI Communications, Inc. Senior Notes 7.13% due 02/15/2028	15,000	19,056
Time Warner Cable, Inc. Company Guar. Notes 4.50% due 09/15/2042	40,000	31,019
Time Warner Cable, Inc. Company Guar. Notes 5.88% due 11/15/2040	65,000	59,543
		861,578
Casino Hotels — 0.1%
Caesars Entertainment Operating Co., Inc. Senior Sec. Notes 8.50% due 02/15/2020	19,000	17,907
CityCenter Holdings LLC/CityCenter Finance Corp. Sec. Notes 10.75% due 01/15/2017(8)	5,434	5,869
Station Casinos LLC Company Guar. Notes 7.50% due 03/01/2021*	6,000	6,060
Wynn Las Vegas LLC/ Wynn Las Vegas Capital Corp. 1st Mtg. Notes 7.75% due 08/15/2020	15,000	16,656
		46,492
Cellular Telecom — 0.2%
Cellco Partnership/Verizon Wireless Capital LLC Senior Notes 5.55% due 02/01/2014	120,000	123,195
Cricket Communications, Inc. Company Guar. Notes 7.75% due 10/15/2020	5,000	4,800
MetroPCS Wireless, Inc. Company Guar. Notes 6.63% due 04/01/2023*	9,000	9,158
Sprint Nextel Corp.
Company Guar. Notes
7.00% due 03/01/2020*	11,000	11,880
Sprint Nextel Corp. Senior Notes 7.00% due 08/15/2020	4,000	4,200
Sprint Nextel Corp. Company Guar. Notes 9.00% due 11/15/2018*	20,000	23,400
		176,633
Chemicals-Diversified — 0.1%
Celanese US Holdings LLC Company Guar. Notes 6.63% due 10/15/2018	5,000	5,288
Dow Chemical Co. Senior Notes 4.25% due 11/15/2020	95,000	100,041
		105,329
Chemicals-Other — 0.0%
Taminco Global Chemical Corp. Sec. Notes 9.75% due 03/31/2020*	7,000	7,796

9

Chemicals-Specialty — 0.1%
Ashland, Inc. Company Guar. Notes 4.75% due 08/15/2022*	5,000	4,950
Lubrizol Corp. Company Guar. Notes 6.50% due 10/01/2034	15,000	18,915
Tronox Finance LLC Company Guar. Notes 6.38% due 08/15/2020*	18,000	16,965
		40,830
Coal — 0.2%
CONSOL Energy, Inc. Company Guar. Notes 8.00% due 04/01/2017	10,000	10,525
CONSOL Energy, Inc. Company Guar. Notes 8.25% due 04/01/2020	10,000	10,475
Peabody Energy Corp. Company Guar. Notes 6.00% due 11/15/2018	21,000	21,053
Peabody Energy Corp. Company Guar. Notes 6.50% due 09/15/2020	61,000	61,152
Peabody Energy Corp. Company Guar. Notes 7.38% due 11/01/2016	35,000	38,850
Penn Virginia Resource Partners LP/Penn Virginia Resource Finance Corp. II Company Guar. Notes 8.38% due 06/01/2020	10,000	10,550
SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp. Company Guar. Notes 7.38% due 02/01/2020*	9,000	9,180
		161,785
Commercial Services-Finance — 0.0%
Harland Clarke Holdings Corp. Company Guar. Notes 9.50% due 05/15/2015	4,000	3,960
Harland Clarke Holdings Corp. Senior Sec. Notes 9.75% due 08/01/2018*	7,000	7,280
		11,240
Computer Services — 0.2%
Affiliated Computer Services, Inc. Senior Notes 5.20% due 06/01/2015	17,000	18,027
International Business Machines Corp. Senior Notes 0.45% due 05/06/2016	106,000	104,505
International Business Machines Corp. Senior Notes 6.22% due 08/01/2027	40,000	49,300
		171,832
Computers — 0.1%
Apple, Inc. Senior Notes 1.00% due 05/03/2018	33,000	31,690
Apple, Inc. Senior Notes 2.40% due 05/03/2023	38,000	35,244
Hewlett Packard Co. Senior Notes 2.65% due 06/01/2016	35,000	35,675
		102,609
Computers-Integrated Systems — 0.0%
Brocade Communications Systems Inc. Company Guar. Notes 4.63% due 01/15/2023*	5,000	4,700
Computers-Memory Devices — 0.0%
EMC Corp. Senior Notes 1.88% due 06/01/2018	27,000	26,690
Consumer Products-Misc. — 0.0%
American Achievement Corp. Sec. Notes 10.88% due 04/15/2016*	17,000	16,957
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC Senior Sec. Notes 5.75% due 10/15/2020	6,000	6,045
		23,002
Containers-Metal/Glass — 0.1%
Ball Corp. Company Guar. Notes 4.00% due 11/15/2023	73,000	67,525
Crown Americas LLC/Crown Americas Capital Corp. IV Company Guar. Notes 4.50% due 01/15/2023*	5,000	4,712
Crown Cork & Seal Co., Inc. Senior Notes 7.38% due 12/15/2026	14,000	15,400
		87,637
Containers-Paper/Plastic — 0.0%
Consolidated Container Co. LLC/Consolidated Container Capital, Inc. Company Guar. Notes 10.13% due 07/15/2020*	7,000	7,350
Sealed Air Corp. Senior Notes 5.25% due 04/01/2023*	22,000	21,395
Tekni-Plex, Inc. Senior Sec. Notes 9.75% due 06/01/2019*	5,000	5,312
		34,057

10

Cosmetics & Toiletries — 0.0%
Avon Products, Inc. Senior Notes 5.00% due 03/15/2023	5,000	4,970
Data Processing/Management — 0.0%
Audatex North America, Inc. Company Guar. Notes 6.75% due 06/15/2018	15,000	15,750
First Data Corp. Senior Sec. Notes 7.38% due 06/15/2019*	10,000	10,275
		26,025
Dialysis Centers — 0.0%
Fresenius Medical Care U.S. Finance II, Inc. Company Guar. Notes 5.63% due 07/31/2019*	5,000	5,200
Distribution/Wholesale — 0.2%
Glencore Funding LLC Company Guar. Notes 1.70% due 05/27/2016*	125,000	121,214
Glencore Funding LLC Company Guar. Notes 2.50% due 01/15/2019*	54,000	48,854
		170,068
Diversified Banking Institutions — 3.5%
Ally Financial, Inc. Company Guar. Notes 5.50% due 02/15/2017	5,000	5,224
BAC Capital Trust XIII FRS Limited Guar. Notes 4.00% due 07/15/2013(7)	82,000	68,880
Bank of America Corp. Senior Notes 2.00% due 01/11/2018	75,000	72,646
Bank of America Corp. Sub. Notes 5.49% due 03/15/2019	100,000	107,824
Bank of America Corp. Senior Notes 5.65% due 05/01/2018	50,000	55,549
Bank of America Corp. Senior Notes 5.88% due 01/05/2021	115,000	129,431
Bank of America Corp. Senior Notes 6.00% due 09/01/2017	175,000	196,167
Bank of America Corp. Sub. Notes 7.25% due 10/15/2025	9,000	10,144
Citigroup, Inc. Senior Notes 1.75% due 05/01/2018	150,000	143,439
Citigroup, Inc. Sub. Notes 3.50% due 05/15/2023	43,000	38,620
Citigroup, Inc. Sub. Notes 4.05% due 07/30/2022	105,000	100,916
Citigroup, Inc. Sub. Notes 5.00% due 09/15/2014	10,000	10,392
Citigroup, Inc. Sub. Notes 5.88% due 02/22/2033	74,000	71,146
Citigroup, Inc. FRS Jr. Sub. Notes 5.90% due 02/15/2023(7)	11,000	10,890
Citigroup, Inc. Sub. Notes 6.13% due 08/25/2036	120,000	117,491
Citigroup, Inc. Senior Notes 8.50% due 05/22/2019	135,000	170,104
Goldman Sachs Group, Inc. Senior Notes 2.38% due 01/22/2018	27,000	26,509
Goldman Sachs Group, Inc. Senior Notes 5.38% due 03/15/2020	25,000	27,126
Goldman Sachs Group, Inc.
Sub. Notes
5.63% due 01/15/2017	90,000	97,541
Goldman Sachs Group, Inc. Sub. Notes 5.95% due 01/15/2027	180,000	185,087
Goldman Sachs Group, Inc. Senior Notes 6.15% due 04/01/2018	90,000	101,416
Goldman Sachs Group, Inc. Sub. Notes 6.45% due 05/01/2036	25,000	25,155
Goldman Sachs Group, Inc. Sub. Notes 6.75% due 10/01/2037	63,000	64,535
Goldman Sachs Group, Inc. Senior Notes 7.50% due 02/15/2019	65,000	77,192
JPMorgan Chase & Co. Senior Notes 3.25% due 09/23/2022	90,000	85,446
JPMorgan Chase & Co. Sub. Notes 3.38% due 05/01/2023	125,000	116,395
JPMorgan Chase & Co. Senior Notes 4.25% due 10/15/2020	50,000	51,972
JPMorgan Chase & Co. Senior Notes 4.35% due 08/15/2021	35,000	36,461
JPMorgan Chase & Co. Sub. Notes 5.13% due 09/15/2014	145,000	152,129
JPMorgan Chase & Co. Senior Notes 6.30% due 04/23/2019	56,000	65,055

11

JPMorgan Chase & Co. FRS Jr. Sub Notes 7.90% due 04/30/2018(7)	20,000	22,600
JPMorgan Chase Capital XXIII FRS Limited Guar. Bonds 1.28% due 05/15/2077	10,000	7,600
Morgan Stanley Senior Notes 2.13% due 04/25/2018	39,000	37,324
Morgan Stanley Senior Notes 3.75% due 02/25/2023	10,000	9,563
Morgan Stanley Senior Notes 4.75% due 03/22/2017	23,000	24,395
Morgan Stanley Sub. Notes 4.88% due 11/01/2022	105,000	103,730
Morgan Stanley Senior Notes 5.50% due 07/24/2020	100,000	107,688
Morgan Stanley Senior Notes 5.50% due 07/28/2021	23,000	24,560
Morgan Stanley Senior Notes 5.63% due 09/23/2019	200,000	214,966
Morgan Stanley Senior Notes 6.38% due 07/24/2042	70,000	78,096
Morgan Stanley Notes 6.63% due 04/01/2018	100,000	113,345
		3,164,749
Diversified Financial Services — 0.9%
General Electric Capital Corp. Senior Notes 4.65% due 10/17/2021	180,000	190,937
General Electric Capital Corp. FRS Jr. Sub. Notes 5.25% due 06/15/2023(7)	100,000	95,500
General Electric Capital Corp. Senior Notes 5.55% due 05/04/2020	140,000	158,141
General Electric Capital Corp. Senior Notes 5.63% due 05/01/2018	85,000	97,495
General Electric Capital Corp. Senior Notes 5.88% due 01/14/2038	119,000	130,990
General Electric Capital Corp. Senior Notes 6.75% due 03/15/2032	153,000	183,451
		856,514
Diversified Manufacturing Operations — 0.1%
JB Poindexter & Co., Inc. Senior Notes 9.00% due 04/01/2022*	8,000	8,400
Textron, Inc. Senior Notes 4.63% due 09/21/2016	41,000	44,357
		52,757
E-Commerce/Services — 0.0%
Netflix, Inc. Senior Notes 5.38% due 02/01/2021*	36,000	35,820
Electric-Distribution — 0.0%
Oglethorpe Power Corp. 1st Mtg. Notes 4.20% due 12/01/2042	7,000	6,058
Electric-Generation — 0.0%
AES Corp. Senior Notes 4.88% due 05/15/2023	8,000	7,460
AES Corp. Senior Notes 8.00% due 10/15/2017	3,000	3,375
		10,835
Electric-Integrated — 0.7%
Dominion Resources, Inc. Senior Notes 5.25% due 08/01/2033	48,000	52,145
DPL, Inc. Senior Notes 7.25% due 10/15/2021	45,000	46,575
Edison International Senior Notes 3.75% due 09/15/2017	85,000	89,896
Entergy Corp. Senior Notes 3.63% due 09/15/2015	99,000	102,569
Exelon Generation Co. LLC Senior Notes 5.20% due 10/01/2019	45,000	49,487
Exelon Generation Co. LLC Senior Notes 5.60% due 06/15/2042	26,000	26,122
FirstEnergy Corp. Senior Notes 4.25% due 03/15/2023	44,000	40,881
FirstEnergy Corp. Senior Notes 7.38% due 11/15/2031	26,000	27,419
Georgia Power Co. Senior Notes 3.00% due 04/15/2016	10,000	10,465
Great Plains Energy, Inc. Senior Notes 5.29% due 06/15/2022	9,000	9,742
Ipalco Enterprises, Inc. Senior Sec. Notes 7.25% due 04/01/2016*	10,000	10,850

12

PPL Energy Supply LLC Senior Notes 4.60% due 12/15/2021	37,000	37,652
Progress Energy, Inc. Senior Notes 7.00% due 10/30/2031	60,000	72,760
Puget Energy, Inc. Senior Sec. Notes 6.00% due 09/01/2021	22,000	23,643
		600,206
Electric-Transmission — 0.1%
ITC Holdings Corp. Senior Notes 4.05% due 07/01/2023	18,000	18,032
ITC Holdings Corp. Senior Notes 5.30% due 07/01/2043	27,000	27,256
		45,288
Electronic Components-Semiconductors — 0.0%
Amkor Technology, Inc. Senior Notes 6.38% due 10/01/2022	13,000	12,773
Intel Corp. Senior Notes 4.00% due 12/15/2032	13,000	12,072
		24,845
Finance-Auto Loans — 0.3%
American Honda Finance Corp. Notes 1.00% due 08/11/2015*	15,000	15,024
Ford Motor Credit Co. LLC Senior Notes 4.21% due 04/15/2016	250,000	261,162
General Motors Financial Co., Inc. Senior Notes 2.75% due 05/15/2016*	10,000	9,838
General Motors Financial Co., Inc. Company Guar. Notes 4.75% due 08/15/2017*	9,000	9,225
		295,249
Finance-Consumer Loans — 0.2%
HSBC Finance Corp. Senior Sub. Notes 6.68% due 01/15/2021	17,000	18,794
SLM Corp. Notes 6.00% due 01/25/2017	15,000	15,675
SLM Corp. Senior Notes 6.25% due 01/25/2016	81,000	85,860
SLM Corp. Senior Notes 7.25% due 01/25/2022	10,000	10,500
SLM Corp. Senior Notes 8.45% due 06/15/2018	15,000	16,650
		147,479
Finance-Investment Banker/Broker — 0.6%
Bear Stearns Cos., Inc. Senior Notes 7.25% due 02/01/2018	50,000	59,537
Jefferies Group LLC Senior Debentures 6.25% due 01/15/2036	15,000	14,475
Lehman Brothers Holdings, Inc. Escrow Notes 5.50% due 04/04/2016†	19,000	4,631
Lehman Brothers Holdings, Inc. Escrow Notes 6.75% due 12/28/2017†(1)	21,000	4
Lehman Brothers Holdings, Inc. Escrow Notes 7.50% due 05/11/2038†(1)	26,000	5
Merrill Lynch & Co., Inc. Sub. Notes 6.11% due 01/29/2037	150,000	147,655
Merrill Lynch & Co., Inc. Senior Notes 6.40% due 08/28/2017	130,000	146,792
Merrill Lynch & Co., Inc. Senior Notes 6.88% due 04/25/2018	115,000	132,356
		505,455
Finance-Leasing Companies — 0.0%
Air Lease Corp. Senior Notes 4.50% due 01/15/2016	15,000	15,075
Air Lease Corp. Company Guar. Notes 4.75% due 03/01/2020	15,000	14,475
Air Lease Corp. Senior Notes 6.13% due 04/01/2017	7,000	7,245
		36,795
Finance-Other Services — 0.0%
National Rural Utilities Cooperative Finance Corp. Collateral Trust Bonds 1.00% due 02/02/2015	12,000	12,058
National Rural Utilities Cooperative Finance Corp. FRS Sub. Notes 4.75% due 04/30/2043	22,000	21,395
		33,453
Firearms & Ammunition — 0.0%
FGI Operating Co. LLC/FGI Finance, Inc. Sec. Notes 7.88% due 05/01/2020*	7,000	7,245

13

Food-Misc./Diversified — 0.1%
Kraft Foods, Inc. Senior Notes 6.88% due 01/26/2039	46,000	56,773
Gas-Distribution — 0.1%
CenterPoint Energy, Inc. Senior Notes 6.50% due 05/01/2018	85,000	100,527
Home Furnishings — 0.0%
Norcraft Cos. LP/Norcraft Finance Corp. Sec. Notes 10.50% due 12/15/2015	5,000	5,187
Hotel/Motels — 0.0%
Choice Hotels International, Inc. Company Guar. Notes 5.75% due 07/01/2022	15,000	15,900
Independent Power Producers — 0.1%
Calpine Corp. Senior Sec. Notes 7.50% due 02/15/2021	43,069	45,976
Calpine Corp. Senior Sec. Notes 7.88% due 07/31/2020*	9,000	9,765
GenOn Energy, Inc. Senior Notes 9.50% due 10/15/2018	5,000	5,550
NRG Energy, Inc. Company Guar. Notes 8.25% due 09/01/2020	10,000	10,775
		72,066
Insurance-Life/Health — 0.1%
Aflac, Inc. Senior Notes 3.63% due 06/15/2023	26,000	25,272
Pacific LifeCorp Senior Notes 6.00% due 02/10/2020*	12,000	13,396
Principal Financial Group, Inc. Company Guar. Notes 1.85% due 11/15/2017	8,000	7,857
Principal Life Global Funding II Sec. Notes 1.00% due 12/11/2015*	21,000	21,004
Prudential Financial, Inc. Senior Notes 4.75% due 09/17/2015	20,000	21,521
Prudential Financial, Inc. FRS Jr. Sub. Notes 5.63% due 06/15/2043	19,000	18,620
		107,670
Insurance-Multi-line — 0.3%
Hartford Financial Services Group, Inc. FRS Jr. Sub. Debentures 8.13% due 06/15/2068	65,000	71,662
ING US, Inc. FRS Company Guar. Notes 5.65% due 05/15/2053*	20,000	18,800
Loews Corp. Senior Notes 2.63% due 05/15/2023	25,000	22,740
Loews Corp. Senior Notes 4.13% due 05/15/2043	26,000	22,320
Nationwide Mutual Insurance Co. Sub. Notes 9.38% due 08/05/2039*	100,000	135,309
		270,831
Insurance-Mutual — 0.2%
Liberty Mutual Group, Inc. Senior Notes 5.75% due 03/15/2014*	20,000	20,557
Massachusetts Mutual Life Insurance Co. Sub. Notes 8.88% due 06/01/2039*	95,000	139,222
New York Life Global Funding Sec. Notes 1.65% due 05/15/2017*	37,000	36,639
		196,418
Insurance-Property/Casualty — 0.2%
ACE Capital Trust II Company Guar. Notes 9.70% due 04/01/2030	150,000	213,562
Investment Management/Advisor Services — 0.0%
Patriot Merger Corp. Senior Notes 9.00% due 07/15/2021*	6,000	5,865
Machinery-Farming — 0.1%
Case New Holland, Inc. Company Guar. Notes 7.88% due 12/01/2017	45,000	50,962
CNH America LLC Company Guar. Notes 7.25% due 01/15/2016	20,000	21,700
		72,662
Marine Services — 0.0%
Great Lakes Dredge & Dock Corp. Company Guar. Notes 7.38% due 02/01/2019	8,000	8,290
Medical Instruments — 0.0%
Accellent, Inc. Senior Sec. Notes 8.38% due 02/01/2017	12,000	12,420
Medical Products — 0.1%
Becton Dickinson and Co. Senior Notes 7.00% due 08/01/2027	23,000	29,091
Fresenius U.S. Finance II Company Guar. Notes 9.00% due 07/15/2015*	20,000	22,100

14

Universal Hospital Services, Inc. Sec. Notes 7.63% due 08/15/2020	7,000	7,315
		58,506
Medical-Biomedical/Gene — 0.1%
Amgen, Inc. Senior Notes 5.15% due 11/15/2041	15,000	14,939
Amgen, Inc. Senior Notes 6.90% due 06/01/2038	25,000	30,666
Life Technologies Corp. Senior Notes 5.00% due 01/15/2021	14,000	14,886
		60,491
Medical-Drugs — 0.1%
AbbVie, Inc. Company Guar. Notes 1.20% due 11/06/2015*	23,000	23,025
Endo Pharmaceuticals Holdings, Inc. Company Guar. Notes 7.00% due 07/15/2019	14,000	14,140
Zoetis, Inc. Senior Notes 3.25% due 02/01/2023*	25,000	23,753
		60,918
Medical-Generic Drugs — 0.1%
Actavis, Inc. Senior Notes 3.25% due 10/01/2022	30,000	27,969
Mylan, Inc. Senior Notes 1.80% due 06/24/2016*	40,000	39,805
Mylan, Inc. Senior Notes 2.60% due 06/24/2018*	9,000	8,869
Mylan, Inc. Company Guar. Notes 7.88% due 07/15/2020*	41,000	47,312
		123,955
Medical-HMO — 0.1%
Cigna Corp. Senior Notes 6.15% due 11/15/2036	7,000	7,968
Kaiser Foundation Hospitals Company Guar. Notes 3.50% due 04/01/2022	60,000	59,337
WellPoint, Inc. Senior Notes 1.88% due 01/15/2018	50,000	48,957
		116,262
Medical-Hospitals — 0.2%
Capella Healthcare, Inc. Company Guar. Notes 9.25% due 07/01/2017	10,000	10,600
CHS/Community Health Systems, Inc. Senior Sec. Notes 5.13% due 08/15/2018	36,000	36,540
HCA, Inc. Senior Sec. Notes 5.88% due 03/15/2022	10,000	10,263
HCA, Inc. Senior Sec. Notes 6.50% due 02/15/2020	10,000	10,819
HCA, Inc. Senior Sec. Notes 8.50% due 04/15/2019	80,000	85,850
IASIS Healthcare LLC/IASIS Capital Corp. Company Guar. Notes 8.38% due 05/15/2019	25,000	25,234
		179,306
Metal Processors & Fabrication — 0.0%
Precision Castparts Corp. Senior Notes 1.25% due 01/15/2018	13,000	12,639
Metal-Copper — 0.1%
Freeport-McMoRan Copper & Gold, Inc. Senior Notes 3.88% due 03/15/2023*	90,000	81,458
Metal-Iron — 0.0%
Cliffs Natural Resources, Inc. Senior Notes 4.88% due 04/01/2021	22,000	19,939
MRI/Medical Diagnostic Imaging — 0.0%
Radnet Management, Inc. Company Guar. Notes 10.38% due 04/01/2018	25,000	26,750
Multimedia — 0.7%
Historic TW, Inc. Company Guar. Notes 6.63% due 05/15/2029	135,000	157,572
NBCUniversal Media LLC Company Guar. Notes 4.38% due 04/01/2021	35,000	37,754
NBCUniversal Media LLC Senior Notes 6.40% due 04/30/2040	40,000	47,837
News America, Inc. Company Guar. Notes 6.20% due 12/15/2034	120,000	131,185
Time Warner Cos., Inc. Company Guar. Notes 6.95% due 01/15/2028	20,000	24,045
Time Warner Entertainment Co. LP Company Guar. Notes 8.38% due 03/15/2023	115,000	143,241

15

Time Warner Entertainment Co. LP Company Guar. Notes 8.38% due 07/15/2033	16,000	18,858
Viacom, Inc. Senior Notes 4.38% due 03/15/2043*	108,000	91,605
		652,097
Music — 0.0%
WMG Acquisition Corp. Senior Sec. Notes 6.00% due 01/15/2021*	10,000	10,175
Non-Hazardous Waste Disposal — 0.0%
Casella Waste Systems, Inc. Company Guar. Notes 7.75% due 02/15/2019	12,000	11,400
Oil & Gas Drilling — 0.0%
Hercules Offshore, Inc. Company Guar. Notes 10.50% due 10/15/2017*	3,000	3,203
Oil Companies-Exploration & Production — 0.5%
Alta Mesa Holdings LP/Alta Mesa Finance Services Corp. Company Guar. Notes 9.63% due 10/15/2018	10,000	10,375
Anadarko Holding, Co. Senior Notes 7.15% due 05/15/2028	44,000	50,391
Anadarko Petroleum Corp. Senior Notes 6.20% due 03/15/2040	15,000	16,830
Atlas Energy Holdings Operating Co. LLC/Atlas Resource Finance Corp. Senior Notes 7.75% due 01/15/2021*	11,000	10,505
Carrizo Oil & Gas, Inc. Company Guar. Notes 7.50% due 09/15/2020	5,000	5,200
Chaparral Energy, Inc. Company Guar. Notes 7.63% due 11/15/2022	8,000	8,160
Chesapeake Energy Corp. Company Guar. Notes 5.75% due 03/15/2023	12,000	12,150
Continental Resources, Inc. Company Guar. Notes 4.50% due 04/15/2023*	8,000	7,780
Continental Resources, Inc. Company Guar. Notes 5.00% due 09/15/2022	15,000	15,262
Denbury Resources, Inc. Company Guar. Notes 4.63% due 07/15/2023	10,000	9,225
EP Energy LLC/Everest Acquisition Finance, Inc. Senior Sec. Notes 6.88% due 05/01/2019	10,000	10,700
EP Energy LLC/Everest Acquisition Finance, Inc. Company Guar. Notes 7.75% due 09/01/2022	9,000	9,630
EPL Oil & Gas, Inc. Company Guar. Notes 8.25% due 02/15/2018	10,000	10,300
Halcon Resources Corp. Company Guar. Notes 8.88% due 05/15/2021	4,000	3,880
Linn Energy LLC/Linn Energy Finance Corp. Company Guar. Notes 6.25% due 11/01/2019*	5,000	4,763
Linn Energy LLC/Linn Energy Finance Corp. Company Guar. Notes 8.63% due 04/15/2020	5,000	5,250
Memorial Production Partners LP/Memorial Production Finance Corp. Company Guar. Notes 7.63% due 05/01/2021*	6,000	5,910
Midstates Petroleum Co., Inc./Midstates Petroleum Co. LLC Senior Notes 9.25% due 06/01/2021*	4,000	3,760
Newfield Exploration Co. Senior Notes 5.63% due 07/01/2024	20,000	19,400
Newfield Exploration Co. Senior Sub. Notes 7.13% due 05/15/2018	10,000	10,375
Northern Oil and Gas, Inc. Company Guar. Notes 8.00% due 06/01/2020	11,000	11,110
Penn Virginia Corp. Company Guar. Notes 7.25% due 04/15/2019	4,000	3,840
Penn Virginia Corp. Company Guar. Notes 8.50% due 05/01/2020*	5,000	4,850
Pioneer Natural Resources Co. Company Guar. Notes 5.88% due 07/15/2016	54,000	60,223
Pioneer Natural Resources Co. Senior Notes 6.65% due 03/15/2017	15,000	17,110
Plains Exploration & Production Co. Company Guar. Notes 6.63% due 05/01/2021	18,000	19,056
Plains Exploration & Production Co. Company Guar. Notes 6.75% due 02/01/2022	30,000	31,793
Plains Exploration & Production Co. Company Guar. Notes 6.88% due 02/15/2023	13,000	13,909
QEP Resources, Inc. Senior Notes 6.88% due 03/01/2021	5,000	5,388

16

Range Resources Corp. Company Guar. Notes 5.75% due 06/01/2021	25,000	25,750
Range Resources Corp. Company Guar. Notes 6.75% due 08/01/2020	20,000	21,450
Rosetta Resources, Inc. Company Guar. Notes 5.63% due 05/01/2021	6,000	5,857
Samson Investment Co. Senior Notes 10.00% due 02/15/2020*	8,000	8,430
WPX Energy, Inc. Senior Notes 6.00% due 01/15/2022	10,000	10,100
		468,712
Oil Companies-Integrated — 0.2%
Chevron Corp. Senior Notes 0.89% due 06/24/2016	20,000	20,026
Chevron Corp. Senior Notes 1.72% due 06/24/2018	29,000	28,733
Chevron Corp. Senior Notes 2.43% due 06/24/2020	60,000	59,658
Hess Corp. Senior Notes 5.60% due 02/15/2041	30,000	30,780
Hess Corp. Senior Notes 7.88% due 10/01/2029	10,000	12,495
Murphy Oil Corp. Senior Notes 5.13% due 12/01/2042	22,000	19,226
		170,918
Oil-Field Services — 0.0%
Oil States International, Inc. Company Guar. Notes 6.50% due 06/01/2019	10,000	10,350
Paper & Related Products — 0.2%
Clearwater Paper Corp. Company Guar. Notes 4.50% due 02/01/2023*	8,000	7,600
Clearwater Paper Corp. Company Guar. Notes 7.13% due 11/01/2018	35,000	37,450
Georgia-Pacific LLC Senior Notes 3.73% due 07/15/2023*	27,000	26,262
Georgia-Pacific LLC Company Guar. Notes 5.40% due 11/01/2020*	41,000	45,719
Longview Fibre Paper & Packaging, Inc. Senior Sec. Notes 8.00% due 06/01/2016*	10,000	10,425
MeadWestvaco Corp. Senior Notes 7.38% due 09/01/2019	45,000	53,237
		180,693
Pharmacy Services — 0.2%
Express Scripts Holding Co. Company Guar. Notes 2.10% due 02/12/2015	200,000	203,397
Pipelines — 0.4%
Access Midstream Partners LP/ACMP Finance Corp. Company Guar. Notes 4.88% due 05/15/2023	15,000	13,912
Atlas Pipeline Partners LP/Atlas Pipeline Finance Corp. Company Guar. Notes 5.88% due 08/01/2023*	3,000	2,850
El Paso LLC Senior Sec. Notes 7.00% due 06/15/2017	50,000	54,358
El Paso Pipeline Partners Operating Co. LLC Company Guar. Notes 4.70% due 11/01/2042	19,000	16,830
El Paso Pipeline Partners Operating Co. LLC Company Guar. Notes 5.00% due 10/01/2021	5,000	5,365
Energy Transfer Equity LP Senior Sec. Notes 7.50% due 10/15/2020	56,000	61,180
Energy Transfer Partners LP Senior Notes 3.60% due 02/01/2023	100,000	93,589
Energy Transfer Partners LP Senior Notes 6.50% due 02/01/2042	14,000	14,930
Energy Transfer Partners LP Senior Notes 7.60% due 02/01/2024*	18,000	22,027
Genesis Energy LP/Genesis Energy Finance Corp. Company Guar. Notes 7.88% due 12/15/2018	10,000	10,700
Kinder Morgan Finance Co. LLC Senior Sec. Notes 6.00% due 01/15/2018*	41,000	43,046
Targa Resources Partners LP/Targa Resources Partners Finance Corp. Company Guar. Notes 5.25% due 05/01/2023*	10,000	9,575
		348,362

17

Printing-Commercial — 0.1%
RR Donnelley & Sons Co. Senior Notes 8.25% due 03/15/2019	3,000	3,150
Valassis Communications, Inc. Company Guar. Notes 6.63% due 02/01/2021	37,000	36,260
		39,410
Publishing-Newspapers — 0.0%
McClatchy Co. Senior Sec. Notes 9.00% due 12/15/2022*	5,000	5,250
Publishing-Periodicals — 0.0%
Expo Event Transco, Inc. Senior Notes 9.00% due 06/15/2021*	3,000	2,963
Real Estate Investment Trusts — 1.0%
Brandywine Operating Partnership LP Company Guar. Notes 4.95% due 04/15/2018	15,000	15,975
Brandywine Operating Partnership LP Company Guar. Notes 7.50% due 05/15/2015	100,000	110,723
Duke Realty LP Senior Notes 6.75% due 03/15/2020	55,000	63,118
DuPont Fabros Technology LP Company Guar. Notes 8.50% due 12/15/2017	40,000	42,200
HCP, Inc. Senior Notes 3.75% due 02/01/2016	20,000	21,058
HCP, Inc. Senior Notes 6.00% due 01/30/2017	105,000	117,787
Health Care REIT, Inc. Senior Notes 5.25% due 01/15/2022	125,000	134,346
Host Hotels & Resorts LP Company Guar. Notes 6.00% due 11/01/2020	35,000	37,709
Kimco Realty Corp. Senior Notes 5.58% due 11/23/2015	150,000	164,165
Liberty Property LP Senior Notes 3.38% due 06/15/2023	25,000	23,185
Liberty Property LP Senior Notes 4.13% due 06/15/2022	25,000	24,725
RHP Hotel Properties LP/RHP Finance Corp. Company Guar. Notes 5.00% due 04/15/2021*	5,000	4,850
Ventas Realty LP/Ventas Capital Corp. Company Guar. Notes 2.70% due 04/01/2020	50,000	47,277
Ventas Realty LP/Ventas Capital Corp. Company Guar. Notes 4.75% due 06/01/2021	86,000	90,347
		897,465
Real Estate Management/Services — 0.2%
AMB Property LP Company Guar. Notes 6.13% due 12/01/2016	145,000	163,375
Kennedy-Wilson, Inc. Company Guar. Notes 8.75% due 04/01/2019	10,000	10,750
		174,125
Real Estate Operations & Development — 0.2%
First Industrial LP Senior Notes 5.75% due 01/15/2016	20,000	21,184
Regency Centers LP Company Guar. Notes 4.95% due 04/15/2014	140,000	144,048
		165,232
Recycling — 0.0%
Aleris International, Inc.
Escrow Notes
9.00% due 12/15/2014†(1)(2)	25,000	1
Rental Auto/Equipment — 0.1%
ERAC USA Finance LLC Company Guar. Notes 7.00% due 10/15/2037*	30,000	35,325
H&E Equipment Services, Inc. Company Guar. Notes 7.00% due 09/01/2022	7,000	7,297
NES Rentals Holdings, Inc. Sec. Notes 7.88% due 05/01/2018*	5,000	4,938
		47,560
Retail-Apparel/Shoe — 0.1%
Limited Brands, Inc. Senior Notes 6.90% due 07/15/2017	70,000	77,875
Limited Brands, Inc. Company Guar. Notes 7.00% due 05/01/2020	10,000	11,100
Phillips-Van Heusen Corp. Senior Notes 7.38% due 05/15/2020	20,000	21,700
		110,675
Retail-Auto Parts — 0.1%
AutoZone, Inc. Senior Notes 3.13% due 07/15/2023	75,000	70,035
AutoZone, Inc. Senior Notes 4.00% due 11/15/2020	45,000	45,984
		116,019

18

Retail-Automobile — 0.1%
AutoNation, Inc. Company Guar. Notes 5.50% due 02/01/2020	26,000	27,040
AutoNation, Inc. Company Guar. Notes 6.75% due 04/15/2018	28,000	31,220
		58,260
Retail-Drug Store — 0.3%
CVS Caremark Corp. Pass Through Certs. 6.94% due 01/10/2030	144,104	169,680
CVS Pass-Through Trust Pass Through Certs. 5.77% due 01/31/2033*	14,122	15,449
CVS Pass-Through Trust Pass Through Certs. 5.93% due 01/10/2034*	23,215	25,895
Rite Aid Corp. Company Guar. Notes 6.75% due 06/15/2021*	9,000	8,842
		219,866
Retail-Perfume & Cosmetics — 0.0%
Sally Holdings LLC/Sally Capital, Inc. Company Guar. Notes 5.75% due 06/01/2022	15,000	15,225
Retail-Pet Food & Supplies — 0.0%
Radio Systems Corp. Sec. Notes 8.38% due 11/01/2019*	9,000	9,585
Retail-Propane Distribution — 0.1%
AmeriGas Finance LLC/AmeriGas Finance Corp. Company Guar. Notes 7.00% due 05/20/2022	10,000	10,225
AmeriGas Partners LP/AmeriGas Finance Corp. Senior Notes 6.50% due 05/20/2021	17,000	17,170
Ferrellgas LP/Ferrellgas Finance Corp. Senior Notes 6.50% due 05/01/2021	21,000	21,052
		48,447
Retail-Regional Department Stores — 0.0%
Bon-Ton Department Stores, Inc. Sec. Notes 8.00% due 06/15/2021*	5,000	5,081
Retail-Restaurants — 0.0%
Landry’s, Inc. Senior Notes 9.38% due 05/01/2020*	15,000	15,825
Wok Acquisition Corp. Company Guar. Notes 10.25% due 06/30/2020*	7,000	7,700
		23,525
Satellite Telecom — 0.0%
Hughes Satellite Systems Corp. Senior Sec. Notes 6.50% due 06/15/2019	5,000	5,300
Savings & Loans/Thrifts — 0.1%
Astoria Financial Corp. Senior Notes 5.00% due 06/19/2017	25,000	26,273
First Niagara Financial Group, Inc. Senior Notes 6.75% due 03/19/2020	50,000	57,929
First Niagara Financial Group, Inc. Sub. Notes 7.25% due 12/15/2021	29,000	33,347
Santander Holdings USA, Inc. Senior Notes 3.00% due 09/24/2015	10,000	10,253
		127,802
Schools — 0.1%
Northwestern University Bonds 4.20% due 12/01/2047	17,000	16,601
President and Fellows of Harvard College Bonds 3.62% due 10/01/2037	11,000	9,976
University of Pennsylvania
Senior Notes
4.67% due 09/01/2112	14,000	13,390
		39,967
Security Services — 0.0%
ADT Corp. Senior Notes 4.88% due 07/15/2042	15,000	12,734
Shipbuilding — 0.0%
Huntington Ingalls Industries, Inc. Company Guar. Notes 6.88% due 03/15/2018	5,000	5,344
Huntington Ingalls Industries, Inc. Company Guar. Notes 7.13% due 03/15/2021	17,000	18,275
		23,619
Special Purpose Entity — 0.0%
Compiler Finance Sub, Inc. Senior Notes 7.00% due 05/01/2021*	5,000	4,850
Steel Pipe & Tube — 0.0%
JMC Steel Group, Inc. Senior Notes 8.25% due 03/15/2018*	5,000	4,888
Steel-Producers — 0.0%
AK Steel Corp. Senior Sec. Notes 8.75% due 12/01/2018*	7,000	7,367

19

Storage/Warehousing — 0.0%
Mobile Mini, Inc. Company Guar. Notes 7.88% due 12/01/2020	10,000	10,750
Telecom Services — 0.4%
BellSouth Telecommunications, Inc. Senior Notes 6.38% due 06/01/2028	23,000	25,962
SBA Telecommunications, Inc. Company Guar. Notes 5.75% due 07/15/2020*	5,000	5,013
SBA Tower Trust Sec. Notes 3.60% due 04/15/2043*	100,000	98,949
SBA Tower Trust Sec. Notes 4.25% due 04/15/2040*	220,000	227,725
		357,649
Telephone-Integrated — 0.5%
AT&T, Inc. Senior Notes 6.30% due 01/15/2038	10,000	11,118
AT&T, Inc. Senior Notes 6.50% due 09/01/2037	16,000	18,154
BellSouth Corp. Senior Notes 6.55% due 06/15/2034	16,000	17,470
Cincinnati Bell, Inc. Company Guar. Notes 8.38% due 10/15/2020	12,000	12,330
Frontier Communications Corp. Senior Notes 8.13% due 10/01/2018	5,000	5,488
Frontier Communications Corp. Senior Notes 8.25% due 04/15/2017	46,000	51,750
Frontier Communications Corp. Senior Notes 8.50% due 04/15/2020	13,000	14,332
Frontier Communications Corp. Senior Notes 9.25% due 07/01/2021	4,000	4,570
Sprint Capital Corp. Company Guar. Notes 8.75% due 03/15/2032	10,000	11,000
Verizon Communications, Inc. Senior Notes 6.40% due 02/15/2038	5,000	5,822
Verizon Global Funding Corp. Senior Notes 7.75% due 12/01/2030	120,000	155,464
Windstream Corp. Company Guar. Notes 7.50% due 06/01/2022	40,000	40,800
Windstream Corp. Company Guar. Notes 7.88% due 11/01/2017	55,000	60,362
Windstream Corp. Company Guar. Notes 8.13% due 09/01/2018	5,000	5,325
		413,985
Television — 0.1%
CBS Corp. Company Guar. Notes 8.88% due 05/15/2019	95,000	122,431
Theaters — 0.0%
Regal Entertainment Group Senior Notes 5.75% due 06/15/2023	5,000	4,838
Tobacco — 0.1%
Altria Group, Inc. Company Guar. Notes 9.70% due 11/10/2018	58,000	77,106
Lorillard Tobacco Co. Company Guar. Notes 8.13% due 06/23/2019	20,000	24,507
		101,613
Transport-Equipment & Leasing — 0.1%
Aviation Capital Group Corp.
Senior Notes
4.63% due 01/31/2018*	9,000	8,860
GATX Corp. Senior Notes 3.90% due 03/30/2023	48,000	46,862
		55,722
Transport-Rail — 0.0%
Norfolk Southern Corp. Senior Notes 6.00% due 05/23/2111	27,000	29,671
Transport-Services — 0.0%
Era Group, Inc. Company Guar. Notes 7.75% due 12/15/2022	8,000	8,000
Travel Services — 0.0%
Sabre, Inc. Senior Sec. Notes 8.50% due 05/15/2019*	14,000	14,910
Trucking/Leasing — 0.2%
Penske Truck Leasing Co. LP/PTL Finance Corp. Senior Notes 2.50% due 03/15/2016*	110,000	111,890
Penske Truck Leasing Co. LP/PTL Finance Corp. Senior Notes 2.88% due 07/17/2018*	5,000	5,050
Penske Truck Leasing Co. LP/PTL Finance Corp. Notes 3.75% due 05/11/2017*	20,000	20,926
		137,866

20

Web Hosting/Design — 0.0%
Equinix, Inc. Senior Notes 5.38% due 04/01/2023	5,000	4,900
Wire & Cable Products — 0.0%
Anixter, Inc. Company Guar. Notes 5.63% due 05/01/2019	6,000	6,210
Wireless Equipment — 0.0%
Motorola Solutions, Inc. Senior Notes 6.63% due 11/15/2037	1,935	2,004
Total U.S. Corporate Bonds & Notes (cost $17,065,052)		17,401,511
FOREIGN CORPORATE BONDS & NOTES — 2.8%
Banks-Commercial — 0.5%
Bank of Montreal Senior Notes 1.45% due 04/09/2018	32,000	30,887
Barclays Bank PLC Sub. Notes 6.05% due 12/04/2017*	116,000	125,480
HSBC Bank PLC Senior Notes 3.50% due 06/28/2015*	115,000	120,588
HSBC Bank PLC Senior Notes 4.13% due 08/12/2020*	200,000	209,491
		486,446
Computers-Memory Devices — 0.1%
Seagate HDD Cayman Company Guar. Notes 7.00% due 11/01/2021	40,000	42,800
Cruise Lines — 0.0%
Royal Caribbean Cruises, Ltd. Senior Notes 5.25% due 11/15/2022	8,000	7,840
Diversified Banking Institutions — 0.2%
BNP Paribas SA Senior Notes 2.38% due 09/14/2017	50,000	49,500
Royal Bank of Scotland Group PLC Senior Notes 2.55% due 09/18/2015	88,000	89,475
Royal Bank of Scotland Group PLC Sub. Notes 6.10% due 06/10/2023	17,000	16,128
Royal Bank of Scotland Group PLC Sub. Notes 6.13% due 12/15/2022	40,000	38,063
		193,166
Diversified Manufacturing Operations — 0.1%
Bombardier, Inc. Senior Notes 6.13% due 01/15/2023*	11,000	10,917
Bombardier, Inc. Senior Notes 7.50% due 03/15/2018	10,000	11,100
Bombardier, Inc. Senior Notes 7.75% due 03/15/2020*	15,000	16,650
Ingersoll-Rand Global Holding Co., Ltd. Company Guar. Notes 2.88% due 01/15/2019*	18,000	17,757
Ingersoll-Rand Global Holding Co., Ltd. Company Guar. Notes 4.25% due 06/15/2023*	19,000	18,881
Pentair Finance SA Company Guar. Notes 1.35% due 12/01/2015	12,000	12,019
		87,324
Diversified Minerals — 0.1%
FMG Resources August 2006 Pty, Ltd. Senior Notes 6.00% due 04/01/2017*	10,000	9,725
FMG Resources August 2006 Pty, Ltd. Company Guar. Notes 6.88% due 04/01/2022*	13,000	12,610
Teck Resources, Ltd.
Company Guar. Notes
6.00% due 08/15/2040	45,000	42,216
		64,551
Electronic Components-Misc. — 0.0%
Flextronics International, Ltd. Company Guar. Notes 5.00% due 02/15/2023*	5,000	4,838
Finance-Leasing Companies — 0.0%
Aircastle, Ltd. Senior Notes 6.25% due 12/01/2019	6,000	6,233
Milestone Aviation Group, Ltd. Senior Notes 8.63% due 12/15/2017*	3,000	3,105
		9,338
Insurance-Multi-line — 0.0%
Catlin Insurance Co., Ltd. FRS Jr. Sub. Notes 7.25% due 01/19/2017*(7)	13,000	13,292
Internet Connectivity Services — 0.0%
eAccess, Ltd. Company Guar. Notes 8.25% due 04/01/2018*	10,000	10,950
Medical Products — 0.1%
Mallinckrodt International Finance SA Company Guar. Notes 3.50% due 04/15/2018*	18,000	17,794

21

Mallinckrodt International Finance SA Company Guar. Notes 4.75% due 04/15/2023*	22,000	20,957
		38,751
Metal-Diversified — 0.0%
Rio Tinto Finance USA PLC Company Guar. Notes 2.25% due 12/14/2018	19,000	18,463
Oil & Gas Drilling — 0.3%
Transocean, Inc. Company Guar. Notes 2.50% due 10/15/2017	100,000	98,824
Transocean, Inc. Company Guar. Notes 4.95% due 11/15/2015	90,000	96,533
Transocean, Inc. Company Guar. Notes 6.50% due 11/15/2020	30,000	33,768
Transocean, Inc. Company Guar. Notes 6.80% due 03/15/2038	22,000	23,403
Transocean, Inc. Company Guar. Notes 7.50% due 04/15/2031	12,000	13,338
		265,866
Oil Companies-Exploration & Production — 0.3%
Anadarko Finance Co. Company Guar. Notes 7.50% due 05/01/2031	30,000	37,401
Gazprom Neft OAO Via GPN Capital SA Senior Notes 4.38% due 09/19/2022*	200,000	183,170
Harvest Operations Corp. Company Guar. Notes 6.88% due 10/01/2017	15,000	16,725
MEG Energy Corp. Company Guar. Notes 6.38% due 01/30/2023*	10,000	9,700
MEG Energy Corp. Company Guar. Notes 6.50% due 03/15/2021*	5,000	4,956
Nexen, Inc. Senior Notes 7.50% due 07/30/2039	35,000	42,745
		294,697
Oil Companies-Integrated — 0.4%
BP Capital Markets PLC Company Guar. Notes 1.85% due 05/05/2017	23,000	23,028
BP Capital Markets PLC Company Guar. Notes 2.25% due 11/01/2016	36,000	36,866
BP Capital Markets PLC Company Guar. Notes 3.13% due 10/01/2015	44,000	45,987
Petrobras Global Finance BV Company Guar. Notes 3.00% due 01/15/2019	35,000	32,511
Petrobras International Finance Co. Company Guar. Notes 5.38% due 01/27/2021	90,000	90,422
Petrobras International Finance Co. Company Guar. Notes 6.75% due 01/27/2041	66,000	65,938
Petroleos Mexicanos Company Guar. Notes 5.50% due 06/27/2044*	80,000	72,000
Statoil ASA Company Guar. Notes 2.65% due 01/15/2024	19,000	17,621
Statoil ASA Company Guar. Notes 3.95% due 05/15/2043	6,000	5,427
		389,800
Real Estate Operations & Development — 0.0%
Mattamy Group Corp. Senior Notes 6.50% due 11/15/2020*	7,000	6,860
Satellite Telecom — 0.0%
Intelsat Luxembourg SA Company Guar. Notes 7.75% due 06/01/2021*	7,000	7,070
Semiconductor Components-Integrated Circuits — 0.2%
TSMC Global Ltd Company Guar. Notes 1.63% due 04/03/2018*	200,000	192,269
Specified Purpose Acquisitions — 0.0%
EADS Finance BV Company Guar. Notes 2.70% due 04/17/2023*	18,000	16,679
Telecom Services — 0.0%
Vivendi SA Senior Notes 2.40% due 04/10/2015*	25,000	25,440
Telephone-Integrated — 0.2%
Deutsche Telekom International Finance BV Company Guar. Bonds 8.75% due 06/15/2030	85,000	117,918
Telecom Italia Capital SA Company Guar. Notes 7.72% due 06/04/2038	11,000	11,163
		129,081
Television — 0.0%
Videotron, Ltd. Company Guar. Notes 5.00% due 07/15/2022	25,000	24,375
Tobacco — 0.2%
Imperial Tobacco Finance PLC Company Guar. Notes 3.50% due 02/11/2023*	200,000	188,032

22

Transport-Rail — 0.1%
Kansas City Southern de Mexico SA de CV Senior Notes 3.00% due 05/15/2023*	40,000		37,549
Total Foreign Corporate Bonds & Notes (cost $2,634,565)			2,555,477
FOREIGN GOVERNMENT AGENCIES — 1.0%
Regional Authority — 0.1%
Hydro-Quebec Government Guar. Notes 1.38% due 06/19/2017	24,000		23,918
Province of British Columbia Senior Notes 2.85% due 06/15/2015	28,000		29,269
			53,187
Sovereign — 0.9%
Brazil Notas do Tesouro Nacional Series F Notes 10.00% due 01/01/2021	BRL	1,400,000	628,573
Government of Canada Senior Notes 0.88% due 02/14/2017	23,000		22,887
Government of Romania Senior Notes 6.75% due 02/07/2022	4,000		4,460
Republic of Hungary Senior Notes 6.25% due 01/29/2020	12,000		12,540
Republic of Poland Senior Notes 3.00% due 03/17/2023	10,000		9,025
Republic of the Philippines Senior Notes 10.63% due 03/16/2025	10,000		15,850
Republic of Turkey Senior Notes 7.38% due 02/05/2025	10,000		11,850
Republic of Turkey Senior Notes 11.88% due 01/15/2030	4,000		6,700
Republic of Venezuela Senior Notes 12.75% due 08/23/2022	5,000		5,125
Russian Federation Senior Notes 7.50% due 03/31/2030(9)	17,135		20,069
United Mexican States Senior Notes 4.75% due 03/08/2044	99,000		88,110
			825,189
Total Foreign Government Agencies (cost $960,572)			878,376
MUNICIPAL BONDS & NOTES — 0.5%
Municipal Bonds — 0.5%
New Jersey State Turnpike Authority Revenue Bonds Series F 7.41% due 01/01/2040	50,000		66,565
Ohio State University Revenue Bonds Series A 4.80% due 06/01/2111	25,000		21,534
Port Authority of New York & New Jersey Revenue Bonds Series 174 4.46% due 10/01/2062	25,000		22,317
Port Authority of New York & New Jersey Revenue Bonds Series 168 4.93% due 10/01/2051	27,000		26,638
State of California General Obligation Bonds 6.20% due 10/01/2019	100,000		116,814
State of California General Obligation Bonds 6.51% due 04/01/2039	25,000		28,162
State of California General Obligation Bonds 7.55% due 04/01/2039	70,000		93,733
State of Illinois General Obligation Bonds 5.67% due 03/01/2018	65,000		71,228
Total Municipal Bonds & Notes (cost $392,508)			446,991
U.S. GOVERNMENT AGENCIES — 23.6%
Federal Home Loan Mtg. Corp. — 1.3%
2.50% due 01/01/2028	26,661		26,857
3.00% due 08/01/2027	112,565		115,919
3.00% due 10/01/2042	56,288		55,020
3.00% due 11/01/2042	25,220		24,620
3.00% due 02/01/2043	59,600		58,202
3.50% due 03/01/2042	20,308		20,603
4.00% due 09/01/2040	10,486		10,911
4.50% due 01/01/2039	11,509		12,111
5.00% due 12/01/2020	17,648		18,906
5.00% due 05/01/2021	221,043		236,797
5.00% due 07/01/2021	63,131		67,631
5.00% due 05/01/2034	87,720		96,489
5.00% due 07/01/2038	130,013		138,610
5.50% due 05/01/2037	31,258		33,705
5.50% due 06/01/2037	15,659		17,127
5.50% due 10/01/2037	6,271		6,737
5.50% due 04/01/2038	6,868		7,378
5.50% due 06/01/2041	79,869		86,028
6.00% due 09/01/2026	68,127		74,180
6.00% due 08/01/2036	36,359		39,456

23

6.50% due 05/01/2016	16	16
6.50% due 05/01/2029	4,976	5,556
6.50% due 07/01/2035	6,210	7,042
6.50% due 03/01/2036	30,532	34,310
6.50% due 05/01/2036	353	397
Federal Home Loan Mtg. Corp., REMIC
Series 1577, Class PK
6.50% due 09/15/2023(5)	19,678	21,847
Series 1226, Class Z
7.75% due 03/15/2022(5)	1,378	1,496
		1,217,951
Federal National Mtg. Assoc. — 16.9%
2.50% due 03/01/2028	48,635	48,994
3.00% due 10/01/2027	47,262	48,686
3.00% due 12/01/2027	29,090	29,983
3.00% due 01/01/2028	77,759	80,150
3.00% due 06/01/2042	26,955	26,373
3.00% due 12/01/2042	23,451	22,945
3.00% due July TBA	200,000	195,406
3.50% due 12/01/2041	69,926	71,080
3.50% due 01/01/2042	89,998	91,483
3.50% due 04/01/2042	54,233	55,128
3.50% due 05/01/2042	49,985	50,810
3.50% due July TBA	8,100,000	8,222,765
4.00% due 08/01/2026	22,209	23,414
4.00% due 09/01/2040	12,702	13,239
4.00% due 12/01/2040	344,559	359,919
4.00% due 11/01/2041	18,357	19,150
4.00% due 01/01/2042	59,827	62,557
4.50% due 01/01/2039	22,849	24,167
4.50% due 08/01/2040	83,943	88,938
4.50% due 09/01/2040	66,966	70,952
4.61% due 01/01/2015	366,521	374,943
4.85% due 11/01/2015	746,946	797,748
5.00% due 03/01/2018	40,546	43,290
5.00% due 06/01/2019	8,618	9,205
5.00% due 05/01/2035	1,270	1,377
5.00% due 02/01/2036	10,111	10,896
5.00% due 07/01/2040	79,129	86,122
5.00% due July TBA	1,600,000	1,721,875
5.50% due 10/01/2021	28,300	30,541
5.50% due 06/01/2022	12,801	13,819
5.50% due 12/01/2029	17,147	18,614
5.50% due 05/01/2034	44,078	48,241
5.50% due 09/01/2035	1,002,292	1,106,892
5.50% due 06/01/2038	26,115	28,380
6.00% due 06/01/2017	11,898	12,627
6.00% due 06/01/2026	49,311	53,787
6.00% due 04/01/2027	265,717	290,347
6.00% due 12/01/2033	66,521	73,277
6.00% due 05/01/2034	36,947	40,697
6.00% due July TBA	500,000	543,750
6.50% due 09/01/2032	75,319	86,175
6.50% due 06/01/2035	217,220	250,420
6.50% due 02/01/2036	51,068	54,180
6.50% due 10/01/2037	16,870	19,417
7.00% due 06/01/2037	61,923	69,729
Federal National Mtg. Assoc., REMIC
Series 2011-117, Class MA
2.00% due 08/25/2040(5)	16,565	16,478
		15,408,966
Government National Mtg. Assoc. — 5.4%
4.00% due 09/15/2040	1,219,737	1,289,031
4.00% due 11/15/2040	185,437	196,035
4.00% due 09/15/2041	80,742	84,905
4.50% due 02/15/2039	27,443	29,234
4.50% due 06/15/2041	1,313,065	1,396,095
4.50% due 08/15/2041	508,022	540,146
5.00% due 08/15/2039	1,067,535	1,157,696
5.50% due 05/15/2036	24,571	27,237
6.00% due 09/15/2032	23,287	26,244
6.00% due 12/15/2033	89,347	103,880
7.00% due 11/15/2031	21,787	25,798
7.00% due 07/15/2033	21,357	25,165
8.00% due 11/15/2031	5,981	6,224
8.50% due 11/15/2017	859	913
9.00% due 11/15/2021	363	398
Government National Mtg. Assoc. REMIC
Series 2005-74, Class HB
7.50% due 09/15/2035(5)	17,265	19,962
Series 2005-74, Class HA
7.50% due 09/16/2035(5)	352	402
		4,929,365
Total U.S. Government Agencies (cost $21,343,225)		21,556,282
U.S. GOVERNMENT TREASURIES — 8.9%
United States Treasury Bonds — 2.6%
2.75% due 08/15/2042	125,000	107,891
2.75% due 11/15/2042	54,000	46,558
3.13% due 11/15/2041	196,000	183,750
3.13% due 02/15/2042	14,000	13,107
3.13% due 02/15/2043	127,000	118,547
4.38% due 02/15/2038	525,000	614,742
4.38% due 11/15/2039	835,300	979,129
4.75% due 02/15/2041	225,000	279,633
5.25% due 11/15/2028	60,000	76,275
		2,419,632
United States Treasury Notes — 6.3%
0.13% due 04/15/2018 TIPS(10)	314,869	322,986
0.25% due 03/31/2014	8,000	8,005
0.38% due 04/15/2015	60,000	60,054
0.50% due 07/31/2017	10,000	9,760
0.88% due 02/28/2017	160,000	159,600
1.00% due 03/31/2017	64,000	64,060
1.00% due 05/31/2018	35,000	34,398
1.25% due 10/31/2015	64,000	65,180
1.63% due 11/15/2022	11,000	10,269
1.75% due 05/15/2023	35,000	32,780
2.00% due 01/31/2016	1,700,000	1,764,148
2.00% due 04/30/2016	600,000	623,063
2.38% due 03/31/2016	780,000	818,147
2.38% due 05/31/2018	10,000	10,484

24

2.75% due 12/31/2017	32,000	34,127
4.25% due 11/15/2014	1,635,000	1,724,925
		5,741,986
Total U.S. Government Treasuries (cost $8,077,758)		8,161,618
WARRANTS† — 0.0%
Publishing-Periodicals — 0.0%
Reader’s Digest Assoc., Inc. Expires 02/19/2014(1)(2)	80	0
Television — 0.0%
ION Media Networks, Inc. Expires 12/18/2016(1)(2)(3) (strike price $500.00)	5	1,550
ION Media Networks, Inc. Expires 12/18/2016(1)(2)(3) (strike price $687.00)	5	625
		2,175
Total Warrants (cost $83)		2,175
Total Long-Term Investment Securities (cost $83,974,341)		88,642,995
REPURCHASE AGREEMENTS — 15.9%
Agreement with State Street Bank & Trust Co., bearing interest at 0.01%, dated 06/28/2013, to be repurchased 07/01/2013 in the amount of $2,289,002 and collateralized by $2,505,000 of Federal Home Loan Mtg. Corp. Notes, bearing interest at 1.96%, due 11/07/2022 and having an approximate value of $2,338,310	$2,289,000	2,289,000
Agreement with State Street Bank & Trust Co., bearing interest at 0.01%, dated 06/28/2013, to be repurchased 07/01/2013 in the amount of $618,001 and collateralized by $675,000 of Federal Home Loan Mtg. Corp. Notes, bearing interest at 2.00%, due 01/30/2023 and having an approximate value of $633,037	618,000	618,000
Bank of America Securities LLC Joint Repurchase Agreement(11)	195,000	195,000
Barclays Capital PLC Joint Repurchase Agreement(11)	4,685,000	4,685,000
BNP Paribas SA Joint Repurchase Agreement(11)	2,000,000	2,000,000
Deutsche Bank AG Joint Repurchase Agreement(11)	205,000	205,000
Royal Bank of Scotland Joint Repurchase Agreement(11)	2,670,000	2,670,000
UBS Securities LLC Joint Repurchase Agreement(11)	1,885,000	1,885,000
Total Repurchase Agreements (cost $14,547,000)		14,547,000
TOTAL INVESTMENTS (cost $98,521,341)(13)	113.0%	103,189,995
Liabilities in excess of other assets	(13.0)	(11,889,436)
NET ASSETS	100.0%	$91,300,559

†	Non-income producing security
*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At June 30, 2013, the aggregate value of these securities was $5,979,384 representing 6.5% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.

(1)	Illiquid security. At June 30, 2013, the aggregate value of these securities was $2,188 representing 0.0% of net assets.
(2)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 1.
(3)

Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law.  Restricted securities are valued pursuant to Note 1.  Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of June 30, 2013, the Multi-Managed Income/Equity Portfolio held the following restricted securities:

	Acquisition		Acquisition		Value	% of
Name	Date	Shares	Cost	Value	Per Share	Net Assets

ION Media Networks, Inc.
Expries 12/18/2016
(strike price $500.00)
Warrants	03/01/2011	5	$—	$1,550	$310	0.00%

ION Media Networks, Inc.
Expries 12/18/2016
(strike price $687.00)
Warrants	11/11/2010	5	—	625	125	0.00
				$2,175		0.00%

(4)	Commercial Mortgage Backed Security
(5)	Collateralized Mortgage Obligation
(6)	Interest Only
(7)	Perpetual maturity - maturity date reflects the next call date.
(8)	PIK (“Payment-in-Kind”) security — Income may be paid in additional securities or cash at the discretion of the issuer.
(9)	“Step-up” security where the rate increases (“steps-up”) at a predetermined rate. Rate shown reflects the increased rate.
(10)	Principal amount of security is adjusted for inflation.
(11)	See Note 2 for details of Joint Repurchase Agreements.
(12)	Denominated in United States dollars unless otherwise indicated.
(13)	See Note 4 for cost of investments on a tax basis.
BRL	— Brazilian Real
REMIC	— Real Estate Mortgage Investment Conduit
TBA	— Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal and maturity date will be determined upon settlement date.
TIPS	— Treasury Inflation Protected Securities
FRS	— Floating Rate Security
VRS	— Variable Rate Security

The rates shown on FRS and VRS are the current interest rates at June 30, 2013 and unless noted otherwise, the dates shown are the original maturity dates.

Open Futures Contracts
Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of June 30, 2013	Unrealized Appreciation (Depreciation)
16	Short	10YR Japanese Government Bond Mini Index	September 2013	$2,306,917	$2,300,625	$6,292
2	Short	Euro Bund	September 2013	366,740	368,419	(1,679)
2	Long	Long Gilt	September 2013	338,780	340,389	1,609
9	Long	U.S. Treasury 2YR Notes	September 2013	1,981,688	1,980,000	(1,688)
7	Long	U.S. Treasury 5YR Notes	September 2013	845,961	847,328	1,367
35	Long	U.S. Treasury 10YR Notes	September 2013	4,538,826	4,429,688	(109,138)
19	Short	U.S. Long Bonds	September 2013	2,656,340	2,581,031	75,308
5	Long	U.S. Ultra Bonds	September 2013	767,692	736,563	(31,129)
						$(59,058)

25

Open Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized Depreciation
Goldman Sachs International	USD	63,163	BRL	128,000	08/02/2013	$—	$(5,574)
UBS AG	BRL	1,344,000	USD	644,295	07/02/2013	35,324	—
	BRL	1,344,000	USD	605,534	08/02/2013	850	—
	USD	609,294	BRL	1,344,000	07/02/2013	—	(323)
	USD	61,459	BRL	127,000	08/02/2013	—	(4,320)
						36,174	(4,643)
Net Unrealized Appreciation (Depreciation)						$36,174	$(10,217)

BRL — Brazilian Real

USD — United States Dollar

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2013 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs	Level 3-Signifcant Unobservable Inputs	Total
Assets:
Long-Term Investment Securities:
Common Stock	$29,075,219	$—	$—	$29,075,219
Preferred Stock:
Finance-Investment Banker/Broker	—	3	—	3
Other Industries*	104,333	—	—	104,333
Asset Backed Securities:
Diversified Financial Services	—	8,211,535	249,475	8,461,010
U.S. Corporate Bonds & Notes:
Recycling	—	—	1	1
Other Industries*	—	17,401,510	—	17,401,510
Foreign Corporate Bonds & Notes	—	2,555,477	—	2,555,477
Foreign Government Agencies	—	878,376	—	878,376
Municipal Bond & Notes	—	446,991	—	446,991
U.S. Government Agencies:
Federal Home Loan Mtg. Corp.	—	1,217,951	—	1,217,951
Federal National Mtg. Assoc.	—	15,408,966	—	15,408,966
Government National Mtg. Assoc.	—	4,929,365	—	4,929,365
U.S. Government Treasuries:
Unites States Treasury Bonds	—	2,419,632	—	2,419,632
Unites States Treasury Notes	—	5,741,986	—	5,741,986
Warrants	—	—	2,175	2,175
Repurchase Agreements	—	14,547,000	—	14,547,000
Other Financial Instruments:+
Open Futures Contracts-Appreciation	84,576	—	—	84,576
Open Forward Foreign Currency
Contracts-Appreciation	—	36,174	—	36,174
Total	$29,264,128	$73,794,966	$251,651	$103,310,745

Liabilities:
Other Financial Instruments:+
Open Futures Contracts-Depreciation	$143,634	$—	$—	$143,634
Open Forward Foreign Currency
Contracts-Depreciation	—	10,217	—	10,217
Total	$143,634	$10,217	$—	$153,851

* Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by industry classification, please refer to the Portfolio of Investments.

+ Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Portfolio.

See Notes to Portfolio of Investments

26

SEASONS SERIES TRUST

MULTI-MANAGED INCOME PORTFOLIO

Portfolio of Investments — June 30, 2013
(unaudited)

Security Description	Shares/ Principal Amount(13)	Value (Note 1)
COMMON STOCK — 16.4%
Aerospace/Defense — 0.1%
Boeing Co.	586	$60,030
Aerospace/Defense-Equipment — 0.1%
United Technologies Corp.	832	77,326
Agricultural Chemicals — 0.3%
Monsanto Co.	1,722	170,133
Mosaic Co.	822	44,232
		214,365
Airlines — 0.1%
United Continental Holdings, Inc.†	1,957	61,235
Applications Software — 0.2%
Intuit, Inc.	1,231	75,128
Microsoft Corp.	2,373	81,940
		157,068
Athletic Footwear — 0.1%
NIKE, Inc., Class B	962	61,260
Auto-Cars/Light Trucks — 0.2%
Ford Motor Co.	8,028	124,193
Auto-Heavy Duty Trucks — 0.1%
PACCAR, Inc.	1,214	65,143
Banks-Commercial — 0.0%
Regions Financial Corp.	2,699	25,721
Banks-Fiduciary — 0.0%
State Street Corp.	198	12,912
Banks-Super Regional — 0.6%
Capital One Financial Corp.	1,570	98,612
Fifth Third Bancorp	2,349	42,399
PNC Financial Services Group, Inc.	506	36,897
SunTrust Banks, Inc.	1,419	44,798
US Bancorp	2,218	80,181
Wells Fargo & Co.	3,215	132,683
		435,570
Beverages-Non-alcoholic — 0.3%
Coca-Cola Co.	2,259	90,608
Monster Beverage Corp.†	522	31,722
PepsiCo, Inc.	1,073	87,761
		210,091
Beverages-Wine/Spirits — 0.1%
Brown-Forman Corp., Class B	818	55,256
Cable/Satellite TV — 0.2%
Comcast Corp., Class A	2,122	88,869
Time Warner Cable, Inc.	826	92,909
		181,778
Casino Hotels — 0.2%
MGM Resorts International†	6,019	88,961
Wynn Resorts, Ltd.	414	52,992
		141,953
Cellular Telecom — 0.0%
T-Mobile US, Inc.†	1,397	34,660
Chemicals-Diversified — 0.3%
Celanese Corp., Series A	1,244	55,731
Dow Chemical Co.	1,436	46,196
E.I. du Pont de Nemours & Co.	204	10,710
LyondellBasell Industries NV, Class A	1,603	106,215
		218,852
Commercial Services-Finance — 0.1%
Mastercard, Inc., Class A	168	96,516
Computer Aided Design — 0.1%
ANSYS, Inc.†	626	45,761
Computer Services — 0.1%
International Business Machines Corp.	414	79,120
Computers — 0.6%
Apple, Inc.	1,242	491,931
Hewlett-Packard Co.	655	16,244
		508,175
Computers-Integrated Systems — 0.0%
Teradata Corp.†	558	28,028
Computers-Memory Devices — 0.1%
EMC Corp.	2,079	49,106
NetApp, Inc.	646	24,406
		73,512
Consumer Products-Misc. — 0.1%
Kimberly-Clark Corp.	747	72,564
Containers-Metal/Glass — 0.1%
Crown Holdings, Inc.†	1,873	77,036
Containers-Paper/Plastic — 0.1%
Rock-Tenn Co., Class A	496	49,540
Cosmetics & Toiletries — 0.4%
Colgate-Palmolive Co.	3,368	192,953
Estee Lauder Cos., Inc., Class A	439	28,873
Procter & Gamble Co.	846	65,133
		286,959
Distribution/Wholesale — 0.1%
Fastenal Co.	955	43,787
WW Grainger, Inc.	82	20,679
		64,466
Diversified Banking Institutions — 0.6%
Bank of America Corp.	4,174	53,678
Citigroup, Inc.	1,699	81,501
Goldman Sachs Group, Inc.	739	111,774
JPMorgan Chase & Co.	3,469	183,128
Morgan Stanley	1,474	36,010
		466,091
Diversified Manufacturing Operations — 0.4%
Danaher Corp.	1,477	93,494
Dover Corp.	1,624	126,120
Eaton Corp. PLC	232	15,268
General Electric Co.	2,532	58,717
		293,599
E-Commerce/Products — 0.2%
Amazon.com, Inc.†	323	89,694
eBay, Inc.†	1,815	93,872
		183,566
E-Commerce/Services — 0.1%
priceline.com, Inc.†	102	84,367
Electric Products-Misc. — 0.1%
Emerson Electric Co.	1,440	78,538

1

Electric-Integrated — 0.1%
Dominion Resources, Inc.	244	13,864
Duke Energy Corp.	487	32,872
NextEra Energy, Inc.	229	18,659
PG&E Corp.	545	24,923
		90,318
Electric-Transmission — 0.0%
Brookfield Infrastructure Partners LP	941	34,365
Electronic Components-Misc. — 0.2%
TE Connectivity, Ltd.	2,691	122,548
Electronic Components-Semiconductors — 0.3%
Broadcom Corp., Class A	1,046	35,313
Intel Corp.	1,791	43,378
International Rectifier Corp.†	1,463	30,635
Micron Technology, Inc.†	2,702	38,720
ON Semiconductor Corp.†	3,429	27,707
Texas Instruments, Inc.	1,321	46,063
Xilinx, Inc.	1,187	47,017
		268,833
Electronic Connectors — 0.1%
Amphenol Corp., Class A	776	60,481
Electronic Design Automation — 0.0%
Cadence Design Systems, Inc.†	2,323	33,637
Electronic Measurement Instruments — 0.0%
National Instruments Corp.	1,142	31,907
Electronic Security Devices — 0.1%
Tyco International, Ltd.	1,440	47,448
Engineering/R&D Services — 0.1%
Fluor Corp.	751	44,542
Enterprise Software/Service — 0.3%
Informatica Corp.†	2,352	82,273
Oracle Corp.	5,066	155,627
		237,900
Entertainment Software — 0.0%
Activision Blizzard, Inc.	279	3,979
Finance-Credit Card — 0.2%
American Express Co.	590	44,108
Visa, Inc., Class A	454	82,969
		127,077
Finance-Investment Banker/Broker — 0.1%
LPL Financial Holdings, Inc.	774	29,226
TD Ameritrade Holding Corp.	1,448	35,172
		64,398
Food-Confectionery — 0.1%
Hershey Co.	1,147	102,404
Food-Misc./Diversified — 0.2%
Kellogg Co.	647	41,557
McCormick & Co., Inc.	1,031	72,541
Mondelez International, Inc., Class A	2,189	62,452
		176,550
Food-Retail — 0.1%
Whole Foods Market, Inc.	1,178	60,643
Hotels/Motels — 0.2%
Hyatt Hotels Corp., Class A†	541	21,835
Marriott International, Inc., Class A	2,036	82,193
Starwood Hotels & Resorts Worldwide, Inc.	401	25,339
		129,367
Human Resources — 0.0%
Monster Worldwide, Inc.†	6,735	33,069
Instruments-Controls — 0.2%
Honeywell International, Inc.	1,369	108,617
Sensata Technologies Holding NV†	2,137	74,581
		183,198
Insurance-Life/Health — 0.1%
Prudential Financial, Inc.	1,166	85,153
Insurance-Multi-line — 0.1%
Hartford Financial Services Group, Inc.	2,134	65,983
MetLife, Inc.	1,119	51,206
		117,189
Insurance-Property/Casualty — 0.1%
Chubb Corp.	287	24,294
Travelers Cos., Inc.	355	28,372
		52,666
Investment Management/Advisor Services — 0.1%
Franklin Resources, Inc.	213	28,972
T. Rowe Price Group, Inc.	472	34,527
		63,499
Machinery-Construction & Mining — 0.0%
Caterpillar, Inc.	372	30,686
Machinery-General Industrial — 0.0%
Roper Industries, Inc.	289	35,900
Medical Information Systems — 0.0%
athenahealth, Inc.†	230	19,486
Medical Products — 0.1%
Covidien PLC	1,029	64,662
Varian Medical Systems, Inc.†	510	34,400
		99,062
Medical-Biomedical/Gene — 0.4%
Alexion Pharmaceuticals, Inc.†	553	51,009
Celgene Corp.†	457	53,428
Gilead Sciences, Inc.†	2,482	127,103
Vertex Pharmaceuticals, Inc.†	903	72,122
		303,662
Medical-Drugs — 0.8%
Abbott Laboratories	1,579	55,076
AbbVie, Inc.	1,139	47,086
Alkermes PLC†	743	21,309
Allergan, Inc.	421	35,465
Bristol-Myers Squibb Co.	861	38,478
Eli Lilly & Co.	877	43,078
Jazz Pharmaceuticals PLC†	687	47,218
Johnson & Johnson	1,098	94,274
Medivation, Inc.†	1,452	71,438
Merck & Co., Inc.	990	45,986

2

Pfizer, Inc.	3,873	108,483
		607,891
Medical-Generic Drugs — 0.1%
Actavis, Inc.†	328	41,400
Medical-HMO — 0.2%
Aetna, Inc.	860	54,644
UnitedHealth Group, Inc.	1,031	67,510
		122,154
Medical-Hospitals — 0.0%
HCA Holdings, Inc.	815	29,389
Metal Processors & Fabrication — 0.2%
Precision Castparts Corp.	575	129,956
Metal-Copper — 0.1%
Freeport-McMoRan Copper & Gold, Inc.	1,519	41,940
Multimedia — 0.4%
Time Warner, Inc.	618	35,733
Twenty-First Century Fox, Inc., Class A	3,305	107,743
Walt Disney Co.	2,460	155,349
		298,825
Networking Products — 0.2%
Cisco Systems, Inc.	6,713	163,193
Oil & Gas Drilling — 0.0%
Helmerich & Payne, Inc.	558	34,847
Oil Companies-Exploration & Production — 0.5%
Anadarko Petroleum Corp.	743	63,846
Cabot Oil & Gas Corp.	49	3,480
Cobalt International Energy, Inc.†	1,024	27,208
EOG Resources, Inc.	816	107,451
EQT Corp.	279	22,144
Noble Energy, Inc.	1,188	71,328
Occidental Petroleum Corp.	734	65,495
Range Resources Corp.	95	7,345
		368,297
Oil Companies-Integrated — 0.4%
Chevron Corp.	960	113,606
Exxon Mobil Corp.	1,456	131,550
Hess Corp.	699	46,477
		291,633
Oil Field Machinery & Equipment — 0.1%
National Oilwell Varco, Inc.	633	43,614
Oil Refining & Marketing — 0.1%
Marathon Petroleum Corp.	441	31,337
PBF Energy, Inc.	864	22,378
Valero Energy Corp.	1,098	38,178
		91,893
Oil-Field Services — 0.2%
Halliburton Co.	1,031	43,013
Schlumberger, Ltd.	1,438	103,047
Weatherford International, Ltd.†	1,491	20,427
		166,487
Pharmacy Services — 0.3%
Express Scripts Holding Co.†	3,297	203,392
Omnicare, Inc.	1,095	52,242
		255,634
Real Estate Investment Trusts — 0.2%
American Tower Corp.	738	53,999
Host Hotels & Resorts, Inc.	1,832	30,906
Lexington Realty Trust	1,727	20,171
Simon Property Group, Inc.	226	35,690
Ventas, Inc.	417	28,965
		169,731
Real Estate Management/Services — 0.0%
Jones Lang LaSalle, Inc.	331	30,167
Rental Auto/Equipment — 0.1%
Hertz Global Holdings, Inc.†	2,523	62,570
Resort/Theme Parks — 0.0%
Six Flags Entertainment Corp.	422	14,838
Retail-Apparel/Shoe — 0.1%
Abercrombie & Fitch Co., Class A	329	14,887
American Eagle Outfitters, Inc.	1,754	32,028
L Brands, Inc.	1,001	49,300
		96,215
Retail-Auto Parts — 0.1%
AutoZone, Inc.†	241	102,109
Retail-Building Products — 0.1%
Home Depot, Inc.	655	50,743
Retail-Discount — 0.2%
Costco Wholesale Corp.	900	99,513
Target Corp.	838	57,705
Wal-Mart Stores, Inc.	474	35,308
		192,526
Retail-Drug Store — 0.1%
CVS Caremark Corp.	1,146	65,528
Retail-Gardening Products — 0.1%
Tractor Supply Co.	332	39,047
Retail-Jewelry — 0.1%
Tiffany & Co.	655	47,710
Retail-Major Department Stores — 0.1%
Nordstrom, Inc.	817	48,971
TJX Cos., Inc.	1,238	61,974
		110,945
Retail-Regional Department Stores — 0.1%
Macy’s, Inc.	912	43,776
Retail-Restaurants — 0.1%
Dunkin’ Brands Group, Inc.	389	16,657
Starbucks Corp.	919	60,185
		76,842
Retail-Sporting Goods — 0.1%
Dick’s Sporting Goods, Inc.	1,143	57,219
Semiconductor Components-Integrated Circuits — 0.2%
Atmel Corp.†	7,251	53,295
QUALCOMM, Inc.	1,612	98,461
		151,756

3

Semiconductor Equipment — 0.0%
KLA-Tencor Corp.	469	26,137
Software Tools — 0.1%
VMware, Inc., Class A†	1,382	92,580
Steel-Producers — 0.1%
Reliance Steel & Aluminum Co.	554	36,320
United States Steel Corp.	1,251	21,930
		58,250
Telecom Services — 0.1%
Amdocs, Ltd.	1,693	62,793
Telephone-Integrated — 0.2%
AT&T, Inc.	1,518	53,737
CenturyLink, Inc.	446	15,766
Verizon Communications, Inc.	1,494	75,208
		144,711
Television — 0.1%
CBS Corp., Class B	1,525	74,527
Therapeutics — 0.0%
BioMarin Pharmaceutical, Inc.†	489	27,281
Tobacco — 0.1%
Altria Group, Inc.	361	12,631
Philip Morris International, Inc.	1,180	102,212
		114,843
Toys — 0.1%
Mattel, Inc.	1,326	60,081
Transactional Software — 0.1%
Solera Holdings, Inc.	828	46,078
Transport-Rail — 0.3%
Kansas City Southern	295	31,258
Union Pacific Corp.	1,177	181,588
		212,846
Transport-Services — 0.1%
FedEx Corp.	680	67,034
Web Portals/ISP — 0.4%
Google, Inc., Class A†	394	346,866
Wireless Equipment — 0.1%
Motorola Solutions, Inc.	1,441	83,189
Total Common Stock (cost $10,819,283)		12,701,309
PREFERRED STOCK — 0.1%
Banks-Commercial — 0.0%
Zions Bancorporation FRS Series G 6.30%	400	10,180
Electric-Integrated — 0.0%
Entergy Louisiana LLC 4.70%	350	7,451
Finance-Investment Banker/Broker — 0.0%
Lehman Brothers Holdings Capital Trust VII Escrow Security 0.00%†(1)	8,000	2
Finance-Mortgage Loan/Banker — 0.0%
Federal Home Loan Mtg. Corp. FRS Series Z 0.00%†	400	1,860
Insurance-Reinsurance — 0.0%
RenaissanceRe Holdings, Ltd. 5.38%	700	16,464
Telecom Services — 0.1%
Qwest Corp. 6.13%	750	18,075
Total Preferred Stock (cost $61,174)		54,032
ASSET BACKED SECURITIES — 12.5%
Diversified Financial Services — 12.5%
AmeriCredit Automobile Receivables Trust,
Series 2012-3, Class B
1.59% due 07/10/2017	$5,000	5,029
AmeriCredit Automobile Receivables Trust, Series 2010-3, Class C 3.34% due 04/08/2016	120,000	123,339
AmeriCredit Automobile Receivables Trust, Series 2010-A, Class A3 3.51% due 07/06/2017	180,894	184,631
AmeriCredit Automobile Receivables Trust, Series 2010-2, Class C 4.52% due 10/08/2015	75,000	76,245
AmeriCredit Automobile Receivables Trust, Series 2010-1, Class C 5.19% due 08/17/2015	79,528	81,378

4

Avis Budget Rental Car Funding AESOP LLC, Series 2010-3A, Class A 4.64% due 05/20/2016*	195,000	206,238
Banc of America Commercial Mtg., Inc., VRS Series 2007-3, Class A4 5.74% due 02/10/2051(4)	135,000	152,407
Banc of America Funding Trust FRS Series 2006-A, Class 1A1 2.69% due 02/20/2036(5)	22,249	21,882
Banc of America Funding Trust Series 2005-8, Class 1A1 5.50% due 01/25/2036(5)	103,597	101,561
Banc of America Funding Trust Series 2006-2, Class 2A22 6.00% due 03/25/2036(5)	36,454	35,399
Banc of America Re-Remic Trust Series 2011-FSHN, Class A 4.42% due 07/11/2033*(4)	130,000	137,903
BB-UBS Trust Series 2012-SHOW, Class A 3.43% due 11/05/2036*(4)	135,000	126,424
Bear Stearns Adjustable Rate Mtg. Trust FRS Series 2005-12, Class 12A1 2.75% due 02/25/2036(5)	325,098	262,904
Bear Stearns Commercial Mtg. Securities, Inc. VRS Series 2007-PW16, Class A4 5.71% due 06/11/2040(4)	195,000	220,268
CAL Funding II, Ltd. Series 2012-1A, Class A 3.47% due 10/25/2027*	28,000	27,709
Capital Auto Receivables Asset Trust Series 2013-2, Class A3 1.24% due 10/20/2017	12,000	11,998
Carlyle Global Market Strategies FRS Series 2013-3A, Class A1A 1.39% due 07/15/2025*(2)	250,000	249,475
Citigroup Commercial Mtg. Trust VRS Series 2007-C6, Class A4 5.70% due 12/10/2049(4)	20,000	22,643
Citigroup Mtg. Loan Trust, Inc. FRS Series 2006-AR1, Class 3A1 2.56% due 03/25/2036(5)	184,484	152,533
Citigroup/Deutsche Bank Commercial Mtg. Trust, VRS Series 2007-CD5, Class A4 5.89% due 11/15/2044(4)	196,615	223,123
Commercial Mtg. Loan Trust VRS Series 2008-LS1, Class A4B 6.01% due 12/10/2049(4)	90,000	101,843
Commercial Mtg. Pass Through Certs. Series 2012-CR2, Class A2 2.03% due 08/15/2045(4)	27,666	27,856
Commercial Mtg. Pass Through Certs. Series 2013-LC6, Class A4 2.94% due 01/10/2046(4)	150,000	139,656
Commercial Mtg. Trust Pass Through Certs. Series 2013-CR6, Class A4 3.10% due 03/10/2046(4)	15,000	14,131
Commercial Mtg. Pass Through Certs. Series 2013-WWP, Class A2 3.42% due 03/10/2031*(4)	155,000	148,784
Countrywide Alternative Loan Trust FRS Series 2006-OC11, Class 2A2A 0.36% due 01/25/2037(5)	185,029	138,273
Countrywide Home Loan Mtg. Pass Through Trust, Series 2005-6, Class 1A11 5.25% due 02/25/2026(5)	25,000	24,896
Countrywide Home Loan Mtg. Pass Through Trust, Series 2005-12, Class 2A4 5.50% due 05/25/2035(5)	710	702
Countrywide Home Loan Mtg. Pass Through Trust, Series 2005-29, Class A1 5.75% due 12/25/2035(5)	158,576	144,962
Countrywide Home Loan Mtg. Pass Through Trust, Series 2006-14, Class A3 6.25% due 09/25/2036(5)	8,013	7,464
CPS Auto Trust Series 2012-D, Class A 1.48% due 03/16/2020*	76,538	76,527
Entergy Arkansas Restoration Funding LLC
Series 2010A, Class A1
2.30% due 08/01/2021	115,297	118,264
First Horizon Alternative Mtg. Securities FRS Series 2005-AA3, Class 3A1 2.37% due 05/25/2035(5)	284,948	254,621
First Horizon Mtg. Pass-Through Trust Series 2006-2, Class 1A3 6.00% due 08/25/2036(5)	2,479	2,493
Ford Credit Auto Lease Trust Series 2012-A, Class B 1.61% due 10/15/2016*	155,000	155,585
Greenwich Capital Commercial Funding Corp. Series 2007-GG9, Class A4 5.44% due 03/10/2039(4)	155,000	171,326
GS Mtg. Securities Corp. II Series 2012-GCJ9, Class A2 1.76% due 11/10/2045(4)	13,000	12,894
GS Mtg. Securities Corp. II Series 2012-SHOP, Class A 2.93% due 06/05/2031*(4)	120,000	119,313
GS Mtg. Securities Corp. II Series 2013-GC10, Class A5 2.94% due 02/10/2046(4)	50,000	46,504

5

GS Mtg. Securities Corp. II Series 2012-BWTR, Class A 2.95% due 11/05/2034*(4)	160,000	148,843
GS Mtg. Securities Corp. II Series 2013-GC12, Class A4 3.14% due 06/10/2046(4)	60,000	56,409
GS Mtg. Securities Corp. II Series 2012-ALOH, Class A 3.55% due 04/10/2034*(4)	165,000	162,460
GS Mtg. Securities Corp. II Series 2010-C1, Class A2 4.59% due 08/10/2043*(4)	145,000	155,747
GS Mtg. Securities Corp. II Series 2005-ROCK, Class A 5.37% due 05/03/2032*(4)	40,000	45,406
GS Mtg. Securities Corp. II VRS Series 2004-GG2, Class A6 5.40% due 08/10/2038(4)	600,000	617,059
GS Mtg. Securities Corp. II FRS Series 2007-EOP, Class L 5.46% due 03/06/2020*(4)	170,000	169,869
GS Mtg. Securities Corp. II VRS Series 2006-GG6, Class A4 5.55% due 04/10/2038(4)	150,000	163,383
GSR Mtg. Loan Trust FRS Series 2006-AR2, Class 3A1 2.73% due 04/25/2036(5)	23,213	19,183
GSR Mtg. Loan Trust FRS Series 2006-AR1, Class 2A1 2.80% due 01/25/2036(5)	128,336	113,874
GSR Mtg. Loan Trust FRS Series 2005-AR2, Class 1A2 2.82% due 04/25/2035(5)	94,326	86,376
GSR Mtg. Loan Trust FRS Series 2007-AR1, Class 2A1 2.84% due 03/25/2047(5)	62,049	50,884
Impac CMB Trust FRS Series 2005-4, Class 1A1A 0.73% due 05/25/2035(5)	155,154	135,616
Irvine Core Office Trust Series 2013-IRV, Class A1 2.07% due 05/15/2048*(4)	79,447	76,900
JP Morgan Chase Commercial Mtg. Securities Corp. Series 2013-C10, Class A5 3.14% due 12/15/2047(4)	15,000	14,162
JP Morgan Chase Commercial Mtg. Securities Trust Series 2012-LC9, Class A5 2.84% due 12/15/2047(4)	130,000	120,553
JP Morgan Chase Commercial Mtg. Securities Trust Series 2012-WLDN, Class A 3.91% due 05/05/2030*(4)	145,000	144,962
LB-UBS Commercial Mtg. Trust Series 2007-C2, Class A3 5.43% due 02/15/2040(4)	120,000	131,625
LB-UBS Commercial Mtg. Trust VRS Series 2006-C4, Class A4 5.86% due 06/15/2038(4)	135,000	149,837
LB-UBS Commercial Mtg. Trust VRS Series2008-C1, Class A2 6.15% due 04/15/2041(4)	115,000	133,846
Merrill Lynch Mtg. Investors Trust FRS Series 2005-A2, Class A2 2.55% due 02/25/2035(5)	56,446	56,418
Merrill Lynch Mtg. Investors Trust FRS Series 2005-A1, Class 2A1 2.71% due 12/25/2034(5)	109,947	109,718
Morgan Stanley Mtg. Loan Trust, Series 2007-12, Class 3A22 6.00% due 08/25/2037(5)	97,909	88,941
Morgan Stanley Capital I VRS Series 2008-T29, Class A4 6.28% due 01/11/2043(4)	45,000	52,306
MortgageIT Trust FRS Series 2005-4, Class A1 0.47% due 10/25/2035(5)	363,369	313,951
MortgageIT Trust FRS Series 2004-2, Class A1 0.56% due 12/25/2034(5)	6,255	6,097
MortgageIT Trust FRS
Series 2004-1, Class A2
1.09% due 11/25/2034(5)	2,849	2,422
New Century Home Equity Loan Trust VRS Series 2004-A, Class AII9 4.83% due 08/25/2034	2,655	2,736
OBP Depositor LLC Trust, Series 2010-OBP, Class A 4.65% due 07/15/2045*(4)	215,000	233,138
Option One Mtg. Loan Trust FRS Series 2006-3, Class 2A2 0.29% due 02/25/2037	65,614	36,208
Santander Drive Auto Receivables Trust, Series 2011-1, Class C 3.11% due 05/16/2016	155,000	156,954
Santander Drive Auto Receivables Trust, Series 2010-2, Class C 3.89% due 07/17/2017	85,000	87,239
Securitized Asset Backed Receivables LLC Trust FRS Series 2007-BR5, Class A2A 0.32% due 05/25/2037	166,651	87,737
Sequoia Mtg. Trust FRS Series 2007-1, Class 2A1 2.56% due 02/20/2047(5)	205,669	171,415
SNAAC Auto Receivables Trust Series 2012-1A, Class A 1.78% due 06/15/2016*	17,178	17,241
Thornburg Mtg. Securities Trust FRS Series 2005-1, Class A3 2.42% due 04/25/2045(5)	201,656	200,150

6

UBS-Barclays Commercial Mtg. Trust Series 2012-C2, Class A2 2.11% due 05/10/2063(4)	37,251	37,587
UBS-Barclays Commercial Mtg. Trust Series 2013-C5, Class A4 3.19% due 03/10/2046(4)	115,000	110,518
UBS-Barclays Commercial Mtg. Trust Series 2012-C2, Class A4 3.53% due 05/10/2063(4)	120,000	118,037
Volvo Financial Equipment LLC Series 2012-1A, Class B 1.51% due 08/15/2017*	30,000	30,089
Wachovia Bank Commercial Mtg. Trust VRS Series 2006-C26, Class AM 5.97% due 06/15/2045(4)	19,000	20,825
Wells Fargo Commercial Mtg. Trust Series 2012-LC5, Class A3 2.92% due 10/15/2045(4)	130,260	122,005
Wells Fargo Mtg. Backed Securities Trust FRS Series 2004-BB, Class A2 2.62% due 01/25/2035(5)	330,411	319,208
Wells Fargo Mtg. Backed Securities Trust FRS Series 2006-AR14, Class 2A1 2.64% due 10/25/2036(5)	121,785	104,788
Wells Fargo Mtg. Backed Securities Trust FRS Series 2005-AR2, Class 2A2 2.68% due 03/25/2035(5)	223,507	224,253
WF-RBS Commercial Mtg. Trust VRS Series 2011-C2, Class XA 1.13% due 02/15/2044*(4)(6)	1,094,061	47,433
WF-RBS Commercial Mtg. Trust Series 2012-C8, Class A2 1.88% due 08/15/2045(4)	10,000	9,930
WF-RBS Commercial Mtg. Trust, VRS Series 2011-C2, Class A4 4.87% due 02/15/2044*(4)	105,000	114,346
Total Asset Backed Securities (cost $9,638,691)		9,707,867
U.S. CORPORATE BONDS & NOTES — 22.5%
Advertising Agencies — 0.3%
Interpublic Group of Cos., Inc. Senior Notes 6.25% due 11/15/2014	218,000	231,102
Advertising Sales — 0.0%
Lamar Media Corp. Company Guar. Notes 5.88% due 02/01/2022	10,000	10,275
Advertising Services — 0.0%
Visant Corp. Company Guar. Notes 10.00% due 10/01/2017	5,000	4,613
Aerospace/Defense — 0.1%
Boeing Co. Senior Notes 0.95% due 05/15/2018	15,000	14,352
Esterline Technologies Corp. Company Guar. Notes 7.00% due 08/01/2020	35,000	37,538
Lockheed Martin Corp. Senior Notes 4.07% due 12/15/2042	12,000	10,477
Raytheon Co. Senior Notes 2.50% due 12/15/2022	12,000	11,034
		73,401
Aerospace/Defense-Equipment — 0.1%
B/E Aerospace, Inc. Senior Notes 6.88% due 10/01/2020	45,000	48,600
Erickson Air-Crane, Inc. Sec. Notes 8.25% due 05/01/2020*	6,000	5,835
Exelis, Inc. Company Guar. Notes 5.55% due 10/01/2021	7,000	7,111
		61,546
Agricultural Chemicals — 0.1%
CF Industries, Inc. Company Guar. Notes 3.45% due 06/01/2023	45,000	43,246
Agricultural Operations — 0.3%
Cargill, Inc. Senior Notes 4.31% due 05/14/2021*	218,000	229,869
Airlines — 0.4%
Atlas Air, Inc. Pass Through Certs. Series 1999-1, Class A-1 7.20% due 01/02/2019	1,590	1,622
Atlas Air, Inc. Pass Through Certs. Series 1999-1, Class B 7.63% due 01/02/2015	13,148	13,279
Continental Airlines Pass Through Certs. Series 2012-2, Class A 4.00% due 04/29/2026	105,000	104,738
Continental Airlines Pass Through Certs. Series 2012-3, Class C 6.13% due 04/29/2018	4,000	4,040
Continental Airlines, Inc. Pass Through Certs. Series 1998-1, Class A 6.65% due 03/15/2019	23,314	24,597
Continental Airlines, Inc. Pass Through Certs. Series 2007-1, Class B 6.90% due 04/19/2022	60,703	64,345

7

Continental Airlines, Inc. Pass Through Certs. Series 2009-2, Class A 7.25% due 11/10/2019	85,136	99,609
		312,230
Alternative Waste Technology — 0.0%
ADS Waste Holdings, Inc. Senior Notes 8.25% due 10/01/2020*	5,000	5,100
Auction House/Art Dealers — 0.0%
Sotheby’s Company Guar. Notes 5.25% due 10/01/2022*	19,000	18,430
Auto/Truck Parts & Equipment-Original — 0.0%
Affinia Group, Inc. Senior Notes 7.75% due 05/01/2021*	6,000	6,045
Banks-Commercial — 0.2%
CIT Group, Inc. Senior Notes 5.50% due 02/15/2019*	50,000	51,625
FirstMerit Corp. Sub. Notes 4.35% due 02/04/2023	6,000	5,950
Regions Financial Corp. Senior Notes 2.00% due 05/15/2018	17,000	16,070
Zions Bancorporation Senior Notes 4.00% due 06/20/2016	11,000	11,510
Zions Bancorporation Senior Notes 4.50% due 03/27/2017	22,000	23,266
Zions Bancorporation Senior Notes 4.50% due 06/13/2023	19,000	18,703
Zions Bancorporation FRS Jr. Sub. Notes 5.80% due 06/15/2023(7)	15,000	14,100
		141,224
Banks-Fiduciary — 0.0%
Bank of New York Mellon Corp. Senior Notes 1.20% due 02/20/2015	13,000	13,105
Banks-Money Center — 0.0%
Chase Capital III FRS Limited Guar. Notes 0.82% due 03/01/2027	19,000	15,414
Banks-Mortgage — 0.0%
Provident Funding Associates LP/PFG Finance Corp. Company Guar. Notes 6.75% due 06/15/2021*	5,000	4,988
Banks-Super Regional — 0.7%
Capital One Financial Corp. Sub. Notes 6.15% due 09/01/2016	50,000	55,796
SunTrust Banks, Inc. Senior Notes 3.60% due 04/15/2016	140,000	148,202
SunTrust Banks, Inc. Sub. Notes 6.00% due 02/15/2026	2,000	2,258
Wachovia Corp. Senior Notes 5.75% due 02/01/2018	125,000	143,970
Wells Fargo & Co. Senior Notes 1.50% due 01/16/2018	175,000	170,682
Wells Fargo & Co. FRS Jr. Sub. Notes 7.98% due 03/15/2018(7)	10,000	11,300
		532,208
Beverages-Non-alcoholic — 0.0%
Innovation Ventures LLC/Innovation Ventures Finance Corp. Senior Sec. Notes 9.50% due 08/15/2019*	8,000	6,660
Beverages-Wine/Spirits — 0.0%
Constellation Brands, Inc. Company Guar. Notes 4.25% due 05/01/2023	5,000	4,719
Brewery — 0.2%
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 0.80% due 07/15/2015	27,000	26,993
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Bonds 8.20% due 01/15/2039	65,000	95,342
		122,335
Broadcast Services/Program — 0.3%
Liberty Media LLC Senior Notes 8.25% due 02/01/2030	55,000	58,850
Turner Broadcasting, Inc. Company Guar. Notes 8.38% due 07/01/2013	140,000	140,000
		198,850
Building & Construction Products-Misc. — 0.1%
Owens Corning, Inc. Company Guar. Notes 7.00% due 12/01/2036	10,000	10,701
Owens Corning, Inc. Company Guar. Notes 9.00% due 06/15/2019	30,000	36,832
		47,533

8

Building Products-Cement — 0.0%
Headwaters, Inc. Sec. Notes 7.63% due 04/01/2019	4,000	4,180
Building Products-Wood — 0.0%
Masco Corp. Bonds 6.50% due 08/15/2032	25,000	24,875
Cable/Satellite TV — 1.2%
CCO Holdings LLC/CCO Holdings Capital Corp. Company Guar. Notes 5.25% due 03/15/2021*	7,000	6,895
CCO Holdings LLC/CCO Holdings Capital Corp. Company Guar. Notes 6.50% due 04/30/2021	85,000	88,612
CCO Holdings LLC/CCO Holdings Capital Corp. Company Guar. Notes 6.63% due 01/31/2022	65,000	67,763
Comcast Corp. Company Guar. Notes 4.25% due 01/15/2033	146,000	139,694
COX Communications, Inc. Senior Notes 2.95% due 06/30/2023*	145,000	131,894
COX Communications, Inc. Senior Notes 8.38% due 03/01/2039*	100,000	135,535
CSC Holdings LLC Senior Notes 7.63% due 07/15/2018	5,000	5,638
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc. Company Guar. Notes 3.80% due 03/15/2022	60,000	57,635
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc. Company Guar. Notes 5.15% due 03/15/2042	34,000	30,331
DISH DBS Corp. Company Guar. Notes 5.88% due 07/15/2022	5,000	5,075
DISH DBS Corp. Company Guar. Notes 6.75% due 06/01/2021	90,000	95,625
TCI Communications, Inc. Senior Notes 7.13% due 02/15/2028	10,000	12,704
Time Warner Cable, Inc. Company Guar. Notes 4.50% due 09/15/2042	45,000	34,897
Time Warner Cable, Inc. Company Guar. Notes 5.88% due 11/15/2040	85,000	77,864
		890,162
Casino Hotels — 0.0%
Caesars Entertainment Operating Co., Inc. Senior Sec. Notes 8.50% due 02/15/2020	8,000	7,540
CityCenter Holdings LLC/CityCenter Finance Corp. Sec. Notes 10.75% due 01/15/2017(8)	1,227	1,325
Wynn Las Vegas LLC/ Wynn Las Vegas Capital Corp. 1st Mtg. Notes 7.75% due 08/15/2020	15,000	16,656
		25,521
Cellular Telecom — 0.2%
Cellco Partnership/Verizon Wireless Capital LLC Senior Notes 5.55% due 02/01/2014	130,000	133,462
MetroPCS Wireless, Inc. Company Guar. Notes 6.63% due 04/01/2023*	5,000	5,087
Sprint Nextel Corp. Company Guar. Notes 7.00% due 03/01/2020*	16,000	17,280
Sprint Nextel Corp. Senior Notes 7.00% due 08/15/2020	2,000	2,100
Sprint Nextel Corp. Company Guar. Notes 9.00% due 11/15/2018*	25,000	29,250
		187,179
Chemicals-Diversified — 0.1%
Celanese US Holdings LLC Company Guar. Notes 6.63% due 10/15/2018	5,000	5,288
Dow Chemical Co. Senior Notes 4.25% due 11/15/2020	70,000	73,714
		79,002
Chemicals-Other — 0.0%
Taminco Global Chemical Corp. Sec. Notes 9.75% due 03/31/2020*	3,000	3,341
Chemicals-Specialty — 0.0%
Ashland, Inc. Company Guar. Notes 4.75% due 08/15/2022*	5,000	4,950
Lubrizol Corp. Company Guar. Notes 6.50% due 10/01/2034	10,000	12,610
Tronox Finance LLC Company Guar. Notes 6.38% due 08/15/2020*	8,000	7,540
		25,100

9

Coal — 0.3%
CONSOL Energy, Inc. Company Guar. Notes 8.00% due 04/01/2017	10,000	10,525
CONSOL Energy, Inc. Company Guar. Notes 8.25% due 04/01/2020	15,000	15,713
Peabody Energy Corp. Company Guar. Notes 6.00% due 11/15/2018	10,000	10,025
Peabody Energy Corp. Company Guar. Notes 6.50% due 09/15/2020	105,000	105,262
Peabody Energy Corp. Company Guar. Notes 7.38% due 11/01/2016	40,000	44,400
SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp. Company Guar. Notes 7.38% due 02/01/2020*	4,000	4,080
		190,005
Commercial Services-Finance — 0.0%
Harland Clarke Holdings Corp. Senior Sec. Notes 9.75% due 08/01/2018*	4,000	4,160
Computer Services — 0.1%
Affiliated Computer Services, Inc. Senior Notes 5.20% due 06/01/2015	11,000	11,665
International Business Machines Corp. Senior Notes 6.22% due 08/01/2027	20,000	24,650
		36,315
Computers — 0.1%
Apple, Inc. Senior Notes 1.00% due 05/03/2018	17,000	16,325
Apple, Inc. Senior Notes 2.40% due 05/03/2023	19,000	17,622
Hewlett Packard Co. Senior Notes 2.65% due 06/01/2016	45,000	45,868
		79,815
Computers-Integrated Systems — 0.0%
Brocade Communications Systems Inc. Company Guar. Notes 4.63% due 01/15/2023*	15,000	14,100
Computers-Memory Devices — 0.0%
EMC Corp. Senior Notes 1.88% due 06/01/2018	14,000	13,839
Consumer Products-Misc. — 0.0%
American Achievement Corp. Sec. Notes 10.88% due 04/15/2016*	4,000	3,990
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC Senior Sec. Notes 5.75% due 10/15/2020	3,000	3,023
		7,013
Containers-Metal/Glass — 0.1%
Ball Corp. Company Guar. Notes 4.00% due 11/15/2023	70,000	64,750
Crown Americas LLC/Crown Americas Capital Corp. IV Company Guar. Notes 4.50% due 01/15/2023*	5,000	4,712
Crown Cork & Seal Co., Inc. Senior Notes 7.38% due 12/15/2026	7,000	7,700
		77,162
Containers-Paper/Plastic — 0.0%
Sealed Air Corp. Senior Notes 5.25% due 04/01/2023*	6,000	5,835
Tekni-Plex, Inc. Senior Sec. Notes 9.75% due 06/01/2019*	3,000	3,187
		9,022
Cosmetics & Toiletries — 0.0%
Avon Products, Inc. Senior Notes 5.00% due 03/15/2023	10,000	9,940
First Quality Finance Co., Inc. Senior Notes 4.63% due 05/15/2021*	5,000	4,750
		14,690
Data Processing/Management — 0.1%
Audatex North America, Inc. Company Guar. Notes 6.75% due 06/15/2018	35,000	36,750
First Data Corp. Senior Sec. Notes 7.38% due 06/15/2019*	5,000	5,137
		41,887
Dialysis Centers — 0.0%
Fresenius Medical Care U.S. Finance II, Inc. Company Guar. Notes 5.63% due 07/31/2019*	5,000	5,200
Fresenius Medical Care U.S. Finance II, Inc. Company Guar. Notes 5.88% due 01/31/2022*	5,000	5,262
		10,462

10

Direct Marketing — 0.0%
Catalina Marketing Corp. Company Guar. Notes 11.63% due 10/01/2017*	2,100	2,205
Distribution/Wholesale — 0.2%
Glencore Funding LLC Company Guar. Notes 1.70% due 05/27/2016*	150,000	145,457
Glencore Funding LLC Company Guar. Notes 2.50% due 01/15/2019*	28,000	25,332
		170,789
Diversified Banking Institutions — 4.4%
BAC Capital Trust XIII FRS Limited Guar. Notes 4.00% due 07/15/2013(7)	41,000	34,440
Bank of America Corp. Senior Notes 2.00% due 01/11/2018	95,000	92,018
Bank of America Corp. Senior Notes 5.65% due 05/01/2018	125,000	138,873
Bank of America Corp. Senior Notes 5.88% due 01/05/2021	5,000	5,627
Bank of America Corp. Senior Notes 6.00% due 09/01/2017	230,000	257,819
Bank of America Corp. Sub. Notes 7.25% due 10/15/2025	4,000	4,508
Citigroup, Inc. Senior Notes 1.75% due 05/01/2018	50,000	47,813
Citigroup, Inc. Senior Notes 2.25% due 08/07/2015	25,000	25,420
Citigroup, Inc. Sub. Notes 3.50% due 05/15/2023	23,000	20,657
Citigroup, Inc. Sub. Notes 4.05% due 07/30/2022	120,000	115,333
Citigroup, Inc. Sub. Notes 5.00% due 09/15/2014	70,000	72,746
Citigroup, Inc. Sub. Notes 5.88% due 02/22/2033	39,000	37,496
Citigroup, Inc. FRS Jr. Sub. Notes 5.90% due 02/15/2023(7)	6,000	5,940
Citigroup, Inc. Sub. Notes 6.13% due 08/25/2036	155,000	151,759
Citigroup, Inc. Senior Notes 8.50% due 05/22/2019	205,000	258,306
Goldman Sachs Group, Inc. Senior Notes 2.38% due 01/22/2018	15,000	14,727
Goldman Sachs Group, Inc. Senior Notes 5.38% due 03/15/2020	25,000	27,126
Goldman Sachs Group, Inc. Sub. Notes 5.63% due 01/15/2017	100,000	108,379
Goldman Sachs Group, Inc. Sub. Notes 5.95% due 01/15/2027	225,000	231,358
Goldman Sachs Group, Inc. Senior Notes 6.15% due 04/01/2018	112,000	126,206
Goldman Sachs Group, Inc. Sub. Notes 6.45% due 05/01/2036	35,000	35,217
Goldman Sachs Group, Inc. Sub. Notes 6.75% due 10/01/2037	50,000	51,218
Goldman Sachs Group, Inc.
Senior Notes
7.50% due 02/15/2019	55,000	65,317
JPMorgan Chase & Co. Senior Notes 3.25% due 09/23/2022	100,000	94,940
JPMorgan Chase & Co. Sub. Notes 3.38% due 05/01/2023	60,000	55,870
JPMorgan Chase & Co. Senior Notes 4.25% due 10/15/2020	10,000	10,394
JPMorgan Chase & Co. Senior Notes 4.35% due 08/15/2021	55,000	57,296
JPMorgan Chase & Co. Sub. Notes 5.13% due 09/15/2014	290,000	304,258
JPMorgan Chase & Co. Senior Notes 6.00% due 01/15/2018	125,000	142,645
JPMorgan Chase & Co. Senior Notes 6.30% due 04/23/2019	11,000	12,779
JPMorgan Chase & Co. FRS Jr. Sub Notes 7.90% due 04/30/2018(7)	10,000	11,300
JPMorgan Chase Capital XXIII FRS Limited Guar. Bonds 1.28% due 05/15/2077	5,000	3,800
Morgan Stanley Senior Notes 1.75% due 02/25/2016	65,000	64,393
Morgan Stanley Senior Notes 2.13% due 04/25/2018	21,000	20,098

11

Morgan Stanley Senior Notes 3.75% due 02/25/2023	6,000	5,738
Morgan Stanley Senior Notes 4.75% due 03/22/2017	12,000	12,728
Morgan Stanley Sub. Notes 4.88% due 11/01/2022	120,000	118,548
Morgan Stanley Senior Notes 5.38% due 10/15/2015	100,000	107,047
Morgan Stanley Senior Notes 5.50% due 07/24/2020	100,000	107,688
Morgan Stanley Senior Notes 5.50% due 07/28/2021	12,000	12,814
Morgan Stanley Senior Notes 5.63% due 09/23/2019	150,000	161,225
Morgan Stanley Senior Notes 6.38% due 07/24/2042	61,000	68,055
Morgan Stanley Notes 6.63% due 04/01/2018	100,000	113,346
		3,413,265
Diversified Financial Services — 1.0%
General Electric Capital Corp. Senior Notes 4.65% due 10/17/2021	155,000	164,418
General Electric Capital Corp. Senior Notes 5.55% due 05/04/2020	109,000	123,124
General Electric Capital Corp. Senior Notes 5.63% due 05/01/2018	125,000	143,375
General Electric Capital Corp. Senior Notes 5.88% due 01/14/2038	108,000	118,882
General Electric Capital Corp. FRS Jr. Sub. Notes 6.25% due 12/15/2022(7)	100,000	106,250
General Electric Capital Corp. Senior Notes 6.75% due 03/15/2032	73,000	87,529
		743,578
Diversified Manufacturing Operations — 0.0%
JB Poindexter & Co., Inc. Senior Notes 9.00% due 04/01/2022*	6,000	6,300
Textron, Inc. Senior Notes 4.63% due 09/21/2016	21,000	22,719
		29,019
E-Commerce/Services — 0.1%
IAC/InterActiveCorp. Company Guar. Notes 4.75% due 12/15/2022*	5,000	4,725
Netflix, Inc. Senior Notes 5.38% due 02/01/2021*	33,000	32,835
		37,560
Electric-Distribution — 0.0%
Oglethorpe Power Corp. 1st Mtg. Notes 4.20% due 12/01/2042	4,000	3,462
Electric-Generation — 0.0%
AES Corp. Senior Notes 4.88% due 05/15/2023	3,000	2,798
AES Corp. Senior Notes 8.00% due 10/15/2017	3,000	3,375
		6,173
Electric-Integrated — 0.7%
Dominion Resources, Inc.
Senior Notes
5.25% due 08/01/2033	25,000	27,159
DPL, Inc. Senior Notes 7.25% due 10/15/2021	40,000	41,400
Edison International Senior Notes 3.75% due 09/15/2017	96,000	101,530
Entergy Corp. Senior Notes 3.63% due 09/15/2015	120,000	124,326
Exelon Generation Co. LLC Senior Notes 5.20% due 10/01/2019	23,000	25,293
Exelon Generation Co. LLC Senior Notes 5.60% due 06/15/2042	14,000	14,066
FirstEnergy Corp. Senior Notes 4.25% due 03/15/2023	24,000	22,299
FirstEnergy Corp. Senior Notes 7.38% due 11/15/2031	14,000	14,764
Georgia Power Co. Senior Notes 3.00% due 04/15/2016	7,000	7,325
Great Plains Energy, Inc. Senior Notes 5.29% due 06/15/2022	5,000	5,412
Ipalco Enterprises, Inc. Senior Sec. Notes 7.25% due 04/01/2016*	20,000	21,700
PPL Energy Supply LLC Senior Notes 4.60% due 12/15/2021	19,000	19,335

12

Progress Energy, Inc. Senior Notes 7.00% due 10/30/2031	80,000	97,013
Puget Energy, Inc. Senior Sec. Notes 6.00% due 09/01/2021	11,000	11,822
		533,444
Electric-Transmission — 0.0%
ITC Holdings Corp. Senior Notes 4.05% due 07/01/2023	9,000	9,016
ITC Holdings Corp. Senior Notes 5.30% due 07/01/2043	13,000	13,123
		22,139
Electronic Components-Semiconductors — 0.0%
Amkor Technology, Inc. Senior Notes 6.38% due 10/01/2022	6,000	5,895
Intel Corp. Senior Notes 4.00% due 12/15/2032	7,000	6,500
		12,395
Finance-Auto Loans — 0.4%
American Honda Finance Corp. Notes 1.00% due 08/11/2015*	8,000	8,013
Ford Motor Credit Co. LLC Senior Notes 4.21% due 04/15/2016	250,000	261,162
General Motors Financial Co., Inc. Senior Notes 2.75% due 05/15/2016*	10,000	9,837
General Motors Financial Co., Inc. Company Guar. Notes 4.75% due 08/15/2017*	5,000	5,125
General Motors Financial Co., Inc. Company Guar. Notes 6.75% due 06/01/2018	5,000	5,438
		289,575
Finance-Consumer Loans — 0.2%
HSBC Finance Corp. Senior Sub. Notes 6.68% due 01/15/2021	10,000	11,055
SLM Corp. Senior Notes 6.25% due 01/25/2016	101,000	107,060
SLM Corp. Senior Notes 7.25% due 01/25/2022	10,000	10,500
SLM Corp. Senior Notes 8.45% due 06/15/2018	15,000	16,650
		145,265
Finance-Investment Banker/Broker — 0.6%
Bear Stearns Cos., Inc. Senior Notes 7.25% due 02/01/2018	10,000	11,907
Jefferies Group LLC Senior Debentures 6.25% due 01/15/2036	12,000	11,580
Lehman Brothers Holdings, Inc. Escrow Notes 5.50% due 04/04/2016†	10,000	2,438
Lehman Brothers Holdings, Inc. Escrow Notes 6.75% due 12/28/2017†(1)	9,000	2
Lehman Brothers Holdings, Inc. Escrow Notes 7.50% due 05/11/2038†(1)	11,000	2
Merrill Lynch & Co., Inc. Sub. Notes 6.11% due 01/29/2037	300,000	295,309
Merrill Lynch & Co., Inc. Senior Notes 6.88% due 04/25/2018	150,000	172,638
		493,876
Finance-Leasing Companies — 0.0%
Air Lease Corp.
Senior Notes
4.50% due 01/15/2016	15,000	15,075
Air Lease Corp. Company Guar. Notes 4.75% due 03/01/2020	5,000	4,825
Air Lease Corp. Senior Notes 6.13% due 04/01/2017	6,000	6,210
		26,110
Finance-Other Services — 0.0%
National Rural Utilities Cooperative Finance Corp. Collateral Trust Bonds 1.00% due 02/02/2015	7,000	7,034
National Rural Utilities Cooperative Finance Corp. FRS Sub. Notes 4.75% due 04/30/2043	12,000	11,670
		18,704
Firearms & Ammunition — 0.0%
FGI Operating Co. LLC/FGI Finance, Inc. Sec. Notes 7.88% due 05/01/2020*	4,000	4,140
Food-Misc./Diversified — 0.1%
Kraft Foods, Inc. Senior Notes 6.88% due 01/26/2039	65,000	80,223
Food-Retail — 0.0%
SUPERVALU, Inc. Senior Notes 6.75% due 06/01/2021*	9,000	8,370

13

Funeral Services & Related Items — 0.0%
Service Corp International Senior Notes 5.38% due 01/15/2022*	10,000	9,975
Gas-Distribution — 0.1%
CenterPoint Energy, Inc. Senior Notes 6.50% due 05/01/2018	85,000	100,527
Home Furnishings — 0.0%
Norcraft Cos. LP/Norcraft Finance Corp. Sec. Notes 10.50% due 12/15/2015	5,000	5,188
Hotel/Motels — 0.0%
Choice Hotels International, Inc. Company Guar. Notes 5.75% due 07/01/2022	20,000	21,200
Independent Power Producers — 0.1%
Calpine Corp. Senior Sec. Notes 7.50% due 02/15/2021	25,841	27,585
Calpine Corp. Senior Sec. Notes 7.50% due 02/15/2021*	40,000	42,700
Calpine Corp. Senior Sec. Notes 7.88% due 07/31/2020*	5,000	5,425
GenOn Energy, Inc. Senior Notes 9.50% due 10/15/2018	5,000	5,550
NRG Energy, Inc. Company Guar. Notes 8.25% due 09/01/2020	5,000	5,388
		86,648
Insurance-Life/Health — 0.1%
Aflac, Inc. Senior Notes 3.63% due 06/15/2023	13,000	12,636
Pacific LifeCorp Senior Notes 6.00% due 02/10/2020*	6,000	6,698
Principal Financial Group, Inc. Company Guar. Notes 1.85% due 11/15/2017	4,000	3,928
Principal Life Global Funding II Sec. Notes 1.00% due 12/11/2015*	11,000	11,002
Prudential Financial, Inc. Senior Notes 4.75% due 09/17/2015	14,000	15,065
Prudential Financial, Inc. FRS Jr. Sub. Notes 5.63% due 06/15/2043	11,000	10,780
		60,109
Insurance-Multi-line — 0.4%
Hartford Financial Services Group, Inc. FRS Jr. Sub. Debentures 8.13% due 06/15/2068	85,000	93,712
ING US, Inc. FRS Company Guar. Notes 5.65% due 05/15/2053*	35,000	32,900
Loews Corp. Senior Notes 2.63% due 05/15/2023	13,000	11,825
Loews Corp. Senior Notes 4.13% due 05/15/2043	14,000	12,019
Nationwide Mutual Insurance Co. Sub. Notes 9.38% due 08/15/2039*	100,000	135,308
		285,764
Insurance-Mutual — 0.3%
Liberty Mutual Group, Inc. Senior Notes 5.75% due 03/15/2014*	10,000	10,278
Massachusetts Mutual Life Insurance Co. Sub. Notes 8.88% due 06/01/2039*	120,000	175,860
New York Life Global Funding Sec. Notes 1.65% due 05/15/2017*	20,000	19,805
		205,943
Insurance-Property/Casualty — 0.3%
ACE Capital Trust II Company Guar. Notes 9.70% due 04/01/2030	175,000	249,156
Investment Management/Advisor Services — 0.0%
Patriot Merger Corp. Senior Notes 9.00% due 07/15/2021*	4,000	3,910
Machinery-Farming — 0.1%
Case New Holland, Inc. Company Guar. Notes 7.88% due 12/01/2017	60,000	67,950
CNH America LLC Company Guar. Notes 7.25% due 01/15/2016	25,000	27,125
		95,075
Marine Services — 0.0%
Great Lakes Dredge & Dock Corp. Company Guar. Notes 7.38% due 02/01/2019	4,000	4,145
Medical Instruments — 0.0%
Accellent, Inc. Senior Sec. Notes 8.38% due 02/01/2017	6,000	6,210
Medical Products — 0.1%
Becton Dickinson and Co. Senior Notes 7.00% due 08/01/2027	11,000	13,913

14

Fresenius U.S. Finance II Company Guar. Notes 9.00% due 07/15/2015*	20,000	22,100
Universal Hospital Services, Inc. Sec. Notes 7.63% due 08/15/2020	4,000	4,180
		40,193
Medical-Biomedical/Gene — 0.1%
Amgen, Inc. Senior Notes 5.15% due 11/15/2041	20,000	19,919
Amgen, Inc. Senior Notes 6.90% due 06/01/2038	35,000	42,933
Life Technologies Corp. Senior Notes 5.00% due 01/15/2021	8,000	8,506
		71,358
Medical-Drugs — 0.1%
AbbVie, Inc. Company Guar. Notes 1.20% due 11/06/2015*	12,000	12,013
Endo Pharmaceuticals Holdings, Inc. Company Guar. Notes 7.00% due 07/15/2019	6,000	6,060
Zoetis, Inc. Senior Notes 3.25% due 02/01/2023*	30,000	28,504
		46,577
Medical-Generic Drugs — 0.1%
Actavis, Inc. Senior Notes 3.25% due 10/01/2022	17,000	15,849
Mylan, Inc. Senior Notes 1.80% due 06/24/2016*	45,000	44,781
Mylan, Inc. Senior Notes 2.60% due 06/24/2018*	5,000	4,927
Mylan, Inc. Company Guar. Notes 7.88% due 07/15/2020*	22,000	25,387
		90,944
Medical-HMO — 0.2%
Cigna Corp. Senior Notes 6.15% due 11/15/2036	4,000	4,553
Kaiser Foundation Hospitals Company Guar. Notes 3.50% due 04/01/2022	75,000	74,171
WellPoint, Inc. Senior Notes 1.88% due 01/15/2018	65,000	63,645
		142,369
Medical-Hospitals — 0.3%
Capella Healthcare, Inc. Company Guar. Notes 9.25% due 07/01/2017	2,000	2,120
CHS/Community Health Systems, Inc. Senior Sec. Notes 5.13% due 08/15/2018	50,000	50,750
HCA, Inc. Senior Sec. Notes 5.88% due 03/15/2022	5,000	5,131
HCA, Inc. Senior Sec. Notes 6.50% due 02/15/2020	40,000	43,275
HCA, Inc. Senior Sec. Notes 8.50% due 04/15/2019	90,000	96,581
IASIS Healthcare LLC/IASIS Capital Corp. Company Guar. Notes 8.38% due 05/15/2019	5,000	5,047
		202,904
Metal Processors & Fabrication — 0.0%
Precision Castparts Corp. Senior Notes 1.25% due 01/15/2018	7,000	6,805
Metal-Copper — 0.1%
Freeport-McMoRan Copper & Gold, Inc. Senior Notes 3.88% due 03/15/2023*	110,000	99,560
Metal-Iron — 0.0%
Cliffs Natural Resources, Inc. Senior Notes 4.88% due 04/01/2021	12,000	10,876
MRI/Medical Diagnostic Imaging — 0.0%
Radnet Management, Inc. Company Guar. Notes 10.38% due 04/01/2018	10,000	10,700
Multimedia — 1.1%
Historic TW, Inc. Company Guar. Notes 6.63% due 05/15/2029	270,000	315,144
NBCUniversal Media LLC Company Guar. Notes 4.38% due 04/01/2021	19,000	20,495
NBCUniversal Media LLC Senior Notes 6.40% due 04/30/2040	25,000	29,898
News America, Inc. Company Guar. Notes 6.20% due 12/15/2034	145,000	158,516
Time Warner Cos., Inc. Company Guar. Notes 6.95% due 01/15/2028	10,000	12,022
Time Warner Entertainment Co. LP Company Guar. Notes 8.38% due 03/15/2023	135,000	168,153

15

Time Warner Entertainment Co. LP Company Guar. Notes 8.38% due 07/15/2033	12,000	14,143
Viacom, Inc. Senior Notes 4.38% due 03/15/2043*	132,000	111,962
		830,333
Music — 0.0%
WMG Acquisition Corp. Senior Sec. Notes 6.00% due 01/15/2021*	4,000	4,070
Non-Hazardous Waste Disposal — 0.0%
Casella Waste Systems, Inc. Company Guar. Notes 7.75% due 02/15/2019	8,000	7,600
Oil & Gas Drilling — 0.0%
Hercules Offshore, Inc. Company Guar. Notes 10.50% due 10/15/2017*	3,000	3,203
Oil Companies-Exploration & Production — 0.5%
Alta Mesa Holdings LP/Alta Mesa Finance Services Corp. Company Guar. Notes 9.63% due 10/15/2018	5,000	5,188
Anadarko Holding, Co. Senior Notes 7.15% due 05/15/2028	23,000	26,341
Anadarko Petroleum Corp. Senior Notes 6.20% due 03/15/2040	30,000	33,659
Atlas Energy Holdings Operating Co. LLC/Atlas Resource Finance Corp. Senior Notes 7.75% due 01/15/2021*	5,000	4,775
Carrizo Oil & Gas, Inc. Company Guar. Notes 7.50% due 09/15/2020	5,000	5,200
Chesapeake Energy Corp. Company Guar. Notes 5.75% due 03/15/2023	3,000	3,038
Continental Resources, Inc. Company Guar. Notes 4.50% due 04/15/2023*	5,000	4,863
Continental Resources, Inc. Company Guar. Notes 5.00% due 09/15/2022	15,000	15,262
Denbury Resources, Inc. Company Guar. Notes 4.63% due 07/15/2023	10,000	9,225
EP Energy LLC/Everest Acquisition Finance, Inc. Senior Sec. Notes 6.88% due 05/01/2019	10,000	10,700
EP Energy LLC/Everest Acquisition Finance, Inc. Company Guar. Notes 7.75% due 09/01/2022	3,000	3,210
EPL Oil & Gas, Inc. Company Guar. Notes 8.25% due 02/15/2018	5,000	5,150
Halcon Resources Corp. Company Guar. Notes 8.88% due 05/15/2021	3,000	2,910
Linn Energy LLC/Linn Energy Finance Corp. Company Guar. Notes 6.25% due 11/01/2019*	5,000	4,763
Newfield Exploration Co. Senior Notes 5.63% due 07/01/2024	20,000	19,400
Newfield Exploration Co. Senior Sub. Notes 7.13% due 05/15/2018	15,000	15,562
Northern Oil and Gas, Inc. Company Guar. Notes 8.00% due 06/01/2020	5,000	5,050
Penn Virginia Corp. Company Guar. Notes 7.25% due 04/15/2019	4,000	3,840
Pioneer Natural Resources Co. Company Guar. Notes 5.88% due 07/15/2016	13,000	14,498
Pioneer Natural Resources Co. Senior Notes 6.65% due 03/15/2017	45,000	51,331
Plains Exploration & Production Co. Company Guar. Notes 6.63% due 05/01/2021	9,000	9,528
Plains Exploration & Production Co. Company Guar. Notes 6.75% due 02/01/2022	15,000	15,897
Plains Exploration & Production Co. Company Guar. Notes 6.88% due 02/15/2023	8,000	8,559
QEP Resources, Inc. Senior Notes 6.88% due 03/01/2021	5,000	5,388
Range Resources Corp. Company Guar. Notes 5.75% due 06/01/2021	30,000	30,900
Range Resources Corp. Company Guar. Notes 6.75% due 08/01/2020	15,000	16,087
Samson Investment Co. Senior Notes 10.00% due 02/15/2020*	3,000	3,161
WPX Energy, Inc. Senior Notes 6.00% due 01/15/2022	10,000	10,100
		343,585

16

Oil Companies-Integrated — 0.2%
Chevron Corp. Senior Notes 0.89% due 06/24/2016	10,000	10,013
Chevron Corp. Senior Notes 1.72% due 06/24/2018	15,000	14,862
Chevron Corp. Senior Notes 2.43% due 06/24/2020	70,000	69,601
Hess Corp. Senior Notes 5.60% due 02/15/2041	16,000	16,416
Hess Corp. Senior Notes 7.88% due 10/01/2029	5,000	6,247
Murphy Oil Corp. Senior Notes 5.13% due 12/01/2042	11,000	9,613
		126,752
Oil-Field Services — 0.0%
Oil States International, Inc. Company Guar. Notes 6.50% due 06/01/2019	5,000	5,175
Paper & Related Products — 0.2%
Clearwater Paper Corp. Company Guar. Notes 4.50% due 02/01/2023*	4,000	3,800
Clearwater Paper Corp. Company Guar. Notes 7.13% due 11/01/2018	45,000	48,150
Georgia-Pacific LLC Senior Notes 3.73% due 07/15/2023*	13,000	12,644
Georgia-Pacific LLC Company Guar. Notes 5.40% due 11/01/2020*	23,000	25,647
Longview Fibre Paper & Packaging, Inc. Senior Sec. Notes 8.00% due 06/01/2016*	7,000	7,298
MeadWestvaco Corp. Senior Notes 7.38% due 09/01/2019	35,000	41,407
		138,946
Pharmacy Services — 0.3%
Express Scripts Holding Co. Company Guar. Notes 2.10% due 02/12/2015	250,000	254,246
Pipelines — 0.5%
Access Midstream Partners LP/ACMP Finance Corp. Company Guar. Notes 4.88% due 05/15/2023	6,000	5,565
Atlas Pipeline Partners LP/Atlas Pipeline Finance Corp. Company Guar. Notes 5.88% due 08/01/2023*	3,000	2,850
El Paso LLC Senior Sec. Notes 7.00% due 06/15/2017	65,000	70,665
El Paso Pipeline Partners Operating Co. LLC Company Guar. Notes 4.70% due 11/01/2042	10,000	8,858
El Paso Pipeline Partners Operating Co. LLC Company Guar. Notes 5.00% due 10/01/2021	3,000	3,219
Energy Transfer Equity LP Senior Sec. Notes 7.50% due 10/15/2020	71,000	77,568
Energy Transfer Partners LP Senior Notes 3.60% due 02/01/2023	125,000	116,986
Energy Transfer Partners LP Senior Notes 6.50% due 02/01/2042	8,000	8,531
Energy Transfer Partners LP Senior Notes 7.60% due 02/01/2024*	12,000	14,685
Genesis Energy LP/Genesis Energy Finance Corp. Company Guar. Notes 7.88% due 12/15/2018	5,000	5,350
Kinder Morgan Finance Co. LLC
Senior Sec. Notes
6.00% due 01/15/2018*	55,000	57,744
Targa Resources Partners LP/Targa Resources Partners Finance Corp. Company Guar. Notes 5.25% due 05/01/2023*	5,000	4,788
		376,809
Printing-Commercial — 0.1%
Valassis Communications, Inc. Company Guar. Notes 6.63% due 02/01/2021	38,000	37,240
Publishing-Newspapers — 0.0%
McClatchy Co. Senior Sec. Notes 9.00% due 12/15/2022*	5,000	5,250
Publishing-Periodicals — 0.0%
Expo Event Transco, Inc. Senior Notes 9.00% due 06/15/2021*	3,000	2,963
Real Estate Investment Trusts — 1.3%
Brandywine Operating Partnership LP Company Guar. Notes 4.95% due 04/15/2018	5,000	5,325
Brandywine Operating Partnership LP Company Guar. Notes 7.50% due 05/15/2015	125,000	138,403

17

Duke Realty LP Senior Notes 6.75% due 03/15/2020	65,000	74,594
DuPont Fabros Technology LP Company Guar. Notes 8.50% due 12/15/2017	50,000	52,750
HCP, Inc. Senior Notes 3.75% due 02/01/2016	10,000	10,529
HCP, Inc. Senior Notes 6.00% due 01/30/2017	125,000	140,223
Health Care REIT, Inc. Senior Notes 4.13% due 04/01/2019	5,000	5,230
Health Care REIT, Inc. Senior Notes 5.25% due 01/15/2022	141,000	151,542
Host Hotels & Resorts LP Company Guar. Notes 6.00% due 11/01/2020	25,000	26,935
Kimco Realty Corp. Senior Notes 5.58% due 11/23/2015	175,000	191,526
Liberty Property LP Senior Notes 3.38% due 06/15/2023	35,000	32,459
Liberty Property LP Senior Notes 4.13% due 06/15/2022	30,000	29,670
RHP Hotel Properties LP/RHP Finance Corp. Company Guar. Notes 5.00% due 04/15/2021*	5,000	4,850
Ventas Realty LP/Ventas Capital Corp. Company Guar. Notes 2.70% due 04/01/2020	65,000	61,460
Ventas Realty LP/Ventas Capital Corp. Company Guar. Notes 4.75% due 06/01/2021	100,000	105,055
		1,030,551
Real Estate Management/Services — 0.3%
AMB Property LP Company Guar. Notes 6.13% due 12/01/2016	165,000	185,910
CBRE Services, Inc. Company Guar. Notes 5.00% due 03/15/2023	5,000	4,737
Kennedy-Wilson, Inc. Company Guar. Notes 8.75% due 04/01/2019	10,000	10,750
		201,397
Real Estate Operations & Development — 0.2%
First Industrial LP Senior Notes 5.75% due 01/15/2016	10,000	10,592
Regency Centers LP Company Guar. Notes 4.95% due 04/15/2014	130,000	133,759
		144,351
Recycling — 0.0%
Aleris International, Inc. Escrow Notes 9.00% due 12/15/2014†(1)(2)	10,000	0
Rental Auto/Equipment — 0.1%
ERAC USA Finance LLC Company Guar. Notes 7.00% due 10/15/2037*	45,000	52,988
H&E Equipment Services, Inc. Company Guar. Notes 7.00% due 09/01/2022	3,000	3,127
		56,115
Retail-Apparel/Shoe — 0.1%
L Brands, Inc. Senior Notes 7.60% due 07/15/2037	10,000	10,275
Limited Brands, Inc. Senior Notes 6.90% due 07/15/2017	30,000	33,375
Limited Brands, Inc.
Company Guar. Notes
7.00% due 05/01/2020	20,000	22,200
Phillips-Van Heusen Corp. Senior Notes 7.38% due 05/15/2020	25,000	27,125
		92,975
Retail-Auto Parts — 0.2%
AutoZone, Inc. Senior Notes 3.13% due 07/15/2023	100,000	93,380
AutoZone, Inc. Senior Notes 4.00% due 11/15/2020	55,000	56,202
		149,582
Retail-Automobile — 0.1%
AutoNation, Inc. Company Guar. Notes 5.50% due 02/01/2020	35,000	36,400
AutoNation, Inc. Company Guar. Notes 6.75% due 04/15/2018	28,000	31,220
		67,620
Retail-Drug Store — 0.3%
CVS Caremark Corp. Senior Notes 6.25% due 06/01/2027	10,000	11,853
CVS Caremark Corp. Pass Through Certs. 6.94% due 01/10/2030	131,004	154,255
CVS Pass-Through Trust Pass Through Certs. 5.77% due 01/31/2033*	9,415	10,299

18

CVS Pass-Through Trust Pass Through Certs. 5.93% due 01/10/2034*	13,542	15,106
Rite Aid Corp. Company Guar. Notes 6.75% due 06/15/2021*	4,000	3,930
		195,443
Retail-Perfume & Cosmetics — 0.0%
Sally Holdings LLC/Sally Capital, Inc. Company Guar. Notes 5.75% due 06/01/2022	20,000	20,300
Retail-Pet Food & Supplies — 0.0%
Radio Systems Corp. Sec. Notes 8.38% due 11/01/2019*	2,000	2,130
Retail-Propane Distribution — 0.1%
AmeriGas Partners LP/AmeriGas Finance Corp. Senior Notes 6.50% due 05/20/2021	27,000	27,270
Ferrellgas LP/Ferrellgas Finance Corp. Senior Notes 6.50% due 05/01/2021	25,000	25,062
		52,332
Retail-Regional Department Stores — 0.0%
Bon-Ton Department Stores, Inc. Sec. Notes 8.00% due 06/15/2021*	3,000	3,049
Retail-Restaurants — 0.0%
Dave & Buster’s, Inc. Company Guar. Notes 11.00% due 06/01/2018	5,000	5,537
Landry’s, Inc. Senior Notes 9.38% due 05/01/2020*	5,000	5,275
Wok Acquisition Corp. Company Guar. Notes 10.25% due 06/30/2020*	3,000	3,300
		14,112
Satellite Telecom — 0.0%
Hughes Satellite Systems Corp. Senior Sec. Notes 6.50% due 06/15/2019	25,000	26,500
Savings & Loans/Thrifts — 0.1%
Astoria Financial Corp. Senior Notes 5.00% due 06/19/2017	14,000	14,713
First Niagara Financial Group, Inc. Senior Notes 6.75% due 03/19/2020	27,000	31,282
First Niagara Financial Group, Inc. Sub. Notes 7.25% due 12/15/2021	16,000	18,398
Santander Holdings USA, Inc. Senior Notes 3.00% due 09/24/2015	5,000	5,127
		69,520
Schools — 0.0%
Northwestern University Bonds 4.20% due 12/01/2047	9,000	8,789
President and Fellows of Harvard College Bonds 3.62% due 10/01/2037	6,000	5,441
University of Pennsylvania Senior Notes 4.67% due 09/01/2112	7,000	6,695
		20,925
Security Services — 0.0%
ADT Corp. Senior Notes 4.88% due 07/15/2042	7,000	5,943
Shipbuilding — 0.0%
Huntington Ingalls Industries, Inc. Company Guar. Notes 6.88% due 03/15/2018	10,000	10,687
Huntington Ingalls Industries, Inc. Company Guar. Notes 7.13% due 03/15/2021	18,000	19,350
		30,037
Steel Pipe & Tube — 0.0%
JMC Steel Group, Inc. Senior Notes 8.25% due 03/15/2018*	4,000	3,910
Steel-Producers — 0.0%
AK Steel Corp. Senior Sec. Notes 8.75% due 12/01/2018*	3,000	3,158
Storage/Warehousing — 0.0%
Mobile Mini, Inc. Company Guar. Notes 7.88% due 12/01/2020	10,000	10,750
Telecom Services — 0.5%
BellSouth Telecommunications, Inc. Senior Notes 6.38% due 06/01/2028	12,000	13,546
Qwest Corp. Senior Notes 7.50% due 10/01/2014	15,000	16,145
SBA Telecommunications, Inc. Company Guar. Notes 5.75% due 07/15/2020*	5,000	5,013
SBA Tower Trust Sec. Notes 3.60% due 04/15/2043*	120,000	118,738

19

SBA Tower Trust Sec. Notes 4.25% due 04/15/2040*	245,000	253,603
		407,045
Telephone-Integrated — 0.6%
AT&T, Inc. Senior Notes 6.30% due 01/15/2038	10,000	11,118
AT&T, Inc. Senior Notes 6.50% due 09/01/2037	9,000	10,211
BellSouth Corp. Senior Notes 6.55% due 06/15/2034	11,000	12,011
Cincinnati Bell, Inc. Company Guar. Notes 8.38% due 10/15/2020	10,000	10,275
Frontier Communications Corp. Senior Notes 8.13% due 10/01/2018	5,000	5,487
Frontier Communications Corp. Senior Notes 8.25% due 04/15/2017	56,000	63,000
Frontier Communications Corp. Senior Notes 8.50% due 04/15/2020	6,000	6,615
Frontier Communications Corp. Senior Notes 9.25% due 07/01/2021	2,000	2,285
Verizon Communications, Inc. Senior Notes 6.40% due 02/15/2038	2,000	2,329
Verizon Global Funding Corp. Senior Notes 7.75% due 12/01/2030	150,000	194,330
Windstream Corp. Company Guar. Notes 7.88% due 11/01/2017	80,000	87,800
Windstream Corp. Company Guar. Notes 8.13% due 09/01/2018	15,000	15,975
		421,436
Television — 0.2%
CBS Corp. Company Guar. Notes 8.88% due 05/15/2019	120,000	154,649
Theaters — 0.0%
Regal Entertainment Group Senior Notes 5.75% due 06/15/2023	3,000	2,903
Tobacco — 0.2%
Altria Group, Inc. Company Guar. Notes 9.25% due 08/06/2019	12,000	15,893
Altria Group, Inc. Company Guar. Notes 9.70% due 11/10/2018	65,000	86,411
Lorillard Tobacco Co. Company Guar. Notes 8.13% due 06/23/2019	25,000	30,635
		132,939
Transport-Equipment & Leasing — 0.0%
Aviation Capital Group Corp. Senior Notes 4.63% due 01/31/2018*	5,000	4,922
GATX Corp. Senior Notes 3.90% due 03/30/2023	27,000	26,360
		31,282
Transport-Rail — 0.0%
Norfolk Southern Corp. Senior Notes 6.00% due 05/23/2111	12,000	13,187
Transport-Services — 0.0%
Era Group, Inc. Company Guar. Notes 7.75% due 12/15/2022	4,000	4,000
Travel Services — 0.0%
Sabre, Inc.
Senior Sec. Notes
8.50% due 05/15/2019*	3,000	3,195
Trucking/Leasing — 0.2%
Penske Truck Leasing Co. LP/PTL Finance Corp. Senior Notes 2.50% due 03/15/2016*	135,000	137,319
Penske Truck Leasing Co. LP/PTL Finance Corp. Senior Notes 2.88% due 07/17/2018*	5,000	5,050
Penske Truck Leasing Co. LP/PTL Finance Corp. Notes 3.75% due 05/11/2017*	20,000	20,926
		163,295
Web Hosting/Design — 0.0%
Equinix, Inc. Senior Notes 5.38% due 04/01/2023	10,000	9,800
Wire & Cable Products — 0.0%
Anixter, Inc. Company Guar. Notes 5.63% due 05/01/2019	10,000	10,350
Wireless Equipment — 0.0%
Motorola Solutions, Inc. Senior Notes 6.63% due 11/15/2037	1,290	1,336
Total U.S. Corporate Bonds & Notes (cost $16,962,739)		17,409,440

20

FOREIGN CORPORATE BONDS & NOTES — 3.4%
Banks-Commercial — 0.2%
Bank of Montreal Senior Notes 1.45% due 04/09/2018	17,000	16,409
Barclays Bank PLC Sub. Notes 6.05% due 12/04/2017*	109,000	117,907
		134,316
Computers-Memory Devices — 0.1%
Seagate HDD Cayman Company Guar. Notes 7.00% due 11/01/2021	40,000	42,800
Cruise Lines — 0.0%
Royal Caribbean Cruises, Ltd. Senior Notes 5.25% due 11/15/2022	4,000	3,920
Diversified Banking Institutions — 0.6%
BNP Paribas SA Senior Notes 2.38% due 09/14/2017	60,000	59,400
BNP Paribas SA Senior Notes 3.25% due 03/03/2023	50,000	45,962
HSBC Holdings PLC Senior Notes 5.10% due 04/05/2021	180,000	197,759
Royal Bank of Scotland Group PLC Senior Notes 2.55% due 09/18/2015	97,000	98,626
Royal Bank of Scotland Group PLC Sub. Notes 6.10% due 06/10/2023	9,000	8,538
Royal Bank of Scotland Group PLC Sub. Notes 6.13% due 12/15/2022	40,000	38,063
		448,348
Diversified Manufacturing Operations — 0.1%
Bombardier, Inc. Senior Notes 6.13% due 01/15/2023*	6,000	5,955
Bombardier, Inc. Senior Notes 7.50% due 03/15/2018	20,000	22,200
Bombardier, Inc. Senior Notes 7.75% due 03/15/2020*	30,000	33,300
Ingersoll-Rand Global Holding Co., Ltd. Company Guar. Notes 2.88% due 01/15/2019*	9,000	8,878
Ingersoll-Rand Global Holding Co., Ltd. Company Guar. Notes 4.25% due 06/15/2023*	9,000	8,944
Pentair Finance SA Company Guar. Notes 1.35% due 12/01/2015	7,000	7,011
		86,288
Diversified Minerals — 0.1%
FMG Resources August 2006 Pty, Ltd. Senior Notes 6.00% due 04/01/2017*	15,000	14,588
FMG Resources August 2006 Pty, Ltd. Company Guar. Notes 6.88% due 04/01/2022*	6,000	5,820
Teck Resources, Ltd. Company Guar. Notes 6.00% due 08/15/2040	23,000	21,577
		41,985
Electronic Components-Misc. — 0.0%
Flextronics International, Ltd. Company Guar. Notes 5.00% due 02/15/2023*	5,000	4,838
Finance-Leasing Companies — 0.0%
Aircastle, Ltd. Senior Notes 6.25% due 12/01/2019	3,000	3,116
Milestone Aviation Group, Ltd. Senior Notes 8.63% due 12/15/2017*	2,000	2,070
		5,186
Insurance-Multi-line — 0.0%
Catlin Insurance Co., Ltd. FRS Jr. Sub. Notes 7.25% due 01/19/2017*(7)	1,000	1,023
Internet Connectivity Services — 0.0%
eAccess, Ltd. Company Guar. Notes 8.25% due 04/01/2018*	10,000	10,950
Medical Products — 0.0%
Mallinckrodt International Finance SA Company Guar. Notes 3.50% due 04/15/2018*	10,000	9,886
Mallinckrodt International Finance SA Company Guar. Notes 4.75% due 04/15/2023*	12,000	11,431
		21,317
Metal-Diversified — 0.0%
Rio Tinto Finance USA PLC Company Guar. Notes 2.25% due 12/14/2018	9,000	8,746
Oil & Gas Drilling — 0.4%
Transocean, Inc. Company Guar. Notes 2.50% due 10/15/2017	125,000	123,530
Transocean, Inc. Company Guar. Notes 4.95% due 11/15/2015	105,000	112,622

21

Transocean, Inc. Company Guar. Notes 6.50% due 11/15/2020	16,000	18,010
Transocean, Inc. Company Guar. Notes 6.80% due 03/15/2038	12,000	12,766
Transocean, Inc. Company Guar. Notes 7.50% due 04/15/2031	7,000	7,780
		274,708
Oil Companies-Exploration & Production — 0.4%
Anadarko Finance Co. Company Guar. Notes 7.50% due 05/01/2031	17,000	21,194
Gazprom Neft OAO Via GPN Capital SA Senior Notes 4.38% due 09/19/2022*	200,000	183,170
Harvest Operations Corp. Company Guar. Notes 6.88% due 10/01/2017	20,000	22,300
MEG Energy Corp. Company Guar. Notes 6.38% due 01/30/2023*	11,000	10,670
Nexen, Inc. Senior Notes 7.50% due 07/30/2039	45,000	54,957
		292,291
Oil Companies-Integrated — 0.5%
BP Capital Markets PLC Company Guar. Notes 1.85% due 05/05/2017	12,000	12,015
BP Capital Markets PLC Company Guar. Notes 2.25% due 11/01/2016	20,000	20,481
BP Capital Markets PLC Company Guar. Notes 3.13% due 10/01/2015	24,000	25,084
Petrobras Global Finance BV Company Guar. Notes 3.00% due 01/15/2019	50,000	46,444
Petrobras International Finance Co. Company Guar. Notes 5.38% due 01/27/2021	120,000	120,563
Petrobras International Finance Co. Company Guar. Notes 6.75% due 01/27/2041	85,000	84,920
Petroleos Mexicanos Company Guar. Notes 5.50% due 06/27/2044*	96,000	86,400
Statoil ASA Company Guar. Notes 2.65% due 01/15/2024	10,000	9,274
Statoil ASA Company Guar. Notes 3.95% due 05/15/2043	3,000	2,714
		407,895
Paper & Related Products — 0.2%
Cascades, Inc. Company Guar. Notes 7.75% due 12/15/2017	35,000	36,487
Fibria Overseas Finance, Ltd. Company Guar. Notes 7.50% due 05/04/2020*	100,000	108,000
		144,487
Real Estate Operations & Development — 0.0%
Mattamy Group Corp. Senior Notes 6.50% due 11/15/2020*	4,000	3,920
Satellite Telecom — 0.0%
Intelsat Luxembourg SA Company Guar. Notes 7.75% due 06/01/2021*	5,000	5,050
Semiconductor Components-Integrated Circuits — 0.2%
TSMC Global Ltd Company Guar. Notes 1.63% due 04/03/2018*	200,000	192,269
Specified Purpose Acquisitions — 0.0%
EADS Finance BV
Company Guar. Notes
2.70% due 04/17/2023*	10,000	9,266
Telecom Services — 0.0%
Vivendi SA Senior Notes 2.40% due 04/10/2015*	30,000	30,528
Telephone-Integrated — 0.2%
Deutsche Telekom International Finance BV Company Guar. Bonds 8.75% due 06/15/2030	100,000	138,727
Telecom Italia Capital SA Company Guar. Notes 7.72% due 06/04/2038	6,000	6,089
		144,816
Television — 0.0%
Videotron, Ltd. Company Guar. Notes 5.00% due 07/15/2022	30,000	29,250
Tobacco — 0.3%
Imperial Tobacco Finance PLC Company Guar. Notes 3.50% due 02/11/2023*	250,000	235,040
Transport-Rail — 0.1%
Kansas City Southern de Mexico SA de CV Senior Notes 3.00% due 05/15/2023*	50,000	46,936
Total Foreign Corporate Bonds & Notes (cost $2,686,706)		2,626,173
FOREIGN GOVERNMENT AGENCIES — 1.0%
Regional Authority — 0.0%
Hydro-Quebec Government Guar. Notes 1.38% due 06/19/2017	13,000	12,956

22

Province of British Columbia Senior Notes 2.85% due 06/15/2015	17,000		17,770
			30,726
Sovereign — 1.0%
Brazil Notas do Tesouro Nacional Series F Notes 10.00% due 01/01/2021	BRL	1,400,000	628,573
Government of Canada Senior Notes 0.88% due 02/14/2017	13,000		12,936
Republic of Hungary Senior Notes 4.13% due 02/19/2018	2,000		1,945
Republic of Hungary Senior Notes 6.25% due 01/29/2020	5,000		5,225
Republic of the Philippines Senior Notes 10.63% due 03/16/2025	5,000		7,925
Republic of Turkey Senior Notes 7.38% due 02/05/2025	4,000		4,740
Republic of Turkey Senior Notes 11.88% due 01/15/2030	2,000		3,350
Republic of Venezuela Senior Notes 12.75% due 08/23/2022	3,000		3,075
Russian Federation Senior Notes 7.50% due 03/31/2030(9)	10,430		12,216
United Mexican States Senior Notes 4.75% due 03/08/2044	107,000		95,230
			775,215
Total Foreign Government Agencies (cost $887,235)			805,941
MUNICIPAL BONDS & NOTES — 0.8%
Municipal Bonds — 0.8%
New Jersey State Turnpike Authority Revenue Bonds Series F 7.41% due 01/01/2040	130,000		173,070
Ohio State University Revenue Bonds Series A 4.80% due 06/01/2111	18,000		15,504
Port Authority of New York & New Jersey Revenue Bonds Series 174 4.46% due 10/01/2062	15,000		13,390
Port Authority of New York & New Jersey Revenue Bonds Series 168 4.93% due 10/01/2051	18,000		17,759
State of California General Obligation Bonds 6.20% due 10/01/2019	100,000		116,814
State of California General Obligation Bonds 6.51% due 04/01/2039	45,000		50,691
State of California General Obligation Bonds 7.55% due 04/01/2039	100,000		133,904
State of Illinois General Obligation Bonds 5.67% due 03/01/2018	75,000		82,187
Total Municipal Bonds & Notes (cost $507,518)			603,319
U.S. GOVERNMENT AGENCIES — 31.3%
Federal Home Loan Mtg. Corp. — 1.3%
2.50% due 01/01/2028	15,235		15,347
3.00% due 08/01/2027	23,849		24,532
3.00% due 10/01/2042	31,483		30,774
3.00% due 11/01/2042	10,670		10,416
3.00% due 02/01/2043	109,017		106,444
3.50% due 02/01/2042	18,520		18,813
3.50% due 03/01/2042	8,123		8,241
4.00% due 05/01/2040	360,041		377,921
4.50% due 01/01/2039	5,213		5,486
5.00% due 12/01/2020	6,028		6,457
5.00% due 07/01/2021	28,211		30,217
5.00% due 05/01/2034	28,682		31,653
5.00% due 07/01/2038	33,917		36,159
5.50% due 07/01/2034	14,297		15,481
5.50% due 07/01/2035	22,141		24,294
5.50% due 04/01/2037	16,040		17,232
5.50% due 05/01/2037	10,988		11,848
5.50% due 08/01/2037	53,073		58,040
5.50% due 04/01/2038	5,887		6,324
5.50% due 06/01/2041	9,042		9,739
6.00% due 09/01/2026	68,127		74,180
6.00% due 08/01/2036	12,120		13,152
6.50% due 05/01/2016	8		8
6.50% due 05/01/2029	6,651		7,426
6.50% due 11/01/2034	15,053		17,010
6.50% due 03/01/2036	14,853		16,692
6.50% due 05/01/2036	141		159
6.50% due 11/01/2037	5,490		6,174
Federal Home Loan Mtg. Corp., REMIC
Series 1577, Class PK
6.50% due 09/15/2023(5)	31,485		34,955
Series 1226, Class Z
7.75% due 03/15/2022(5)	1,929		2,094
			1,017,268

23

Federal National Mtg. Assoc. — 22.4%
2.50% due 03/01/2028	29,181	29,396
3.00% due 01/01/2028	29,159	30,056
3.00% due 06/01/2042	8,695	8,508
3.00% due 12/01/2042	10,470	10,244
3.00% due July TBA	825,000	806,051
3.50% due 12/01/2041	56,916	57,856
3.50% due 04/01/2042	45,194	45,940
3.50% due 05/01/2042	41,952	42,644
3.50% due July TBA	9,600,000	9,745,500
4.00% due 08/01/2026	22,209	23,414
4.00% due 11/01/2040	121,971	127,128
4.00% due 11/01/2041	7,212	7,523
4.50% due 01/01/2039	9,140	9,667
4.50% due 06/01/2039	423,540	457,031
4.50% due July TBA	1,400,000	1,481,375
4.84% due 01/01/2015	366,521	374,943
4.85% due 11/01/2015	746,946	797,748
5.00% due 03/01/2018	15,136	16,160
5.00% due 06/01/2019	4,309	4,603
5.00% due 07/01/2040	39,156	42,617
5.50% due 06/01/2020	130,358	137,636
5.50% due 07/01/2020	30,402	32,094
5.50% due 03/01/2021	68,262	73,679
5.50% due 04/01/2021	95,582	101,390
5.50% due 06/01/2021	118,411	127,750
5.50% due 10/01/2021	110,484	119,271
5.50% due 12/01/2021	101,630	108,343
5.50% due 06/01/2022	132,767	140,134
5.50% due 12/01/2029	5,531	6,004
5.50% due 05/01/2034	8,750	9,576
5.50% due 06/01/2036	605,951	664,048
5.50% due 06/01/2038	3,134	3,406
5.50% due July TBA	400,000	434,438
6.00% due 06/01/2017	5,949	6,314
6.00% due 06/01/2026	49,312	53,788
6.00% due 03/01/2027	64,091	70,034
6.00% due 12/01/2033	5,907	6,507
6.00% due 05/01/2034	21,012	23,144
6.00% due 07/01/2034	2,154	2,373
6.00% due 06/01/2040	21,597	23,471
6.00% due July TBA	800,000	870,000
6.50% due 08/01/2016	4,154	4,408
6.50% due 09/01/2032	20,793	23,790
6.50% due 04/01/2034	3,537	3,849
6.50% due 11/01/2035	22,065	25,421
6.50% due 02/01/2036	47,772	50,682
6.50% due 07/01/2036	7,009	7,769
6.50% due 10/01/2037	9,588	11,035
7.00% due 06/01/2037	61,923	69,729
Federal National Mtg. Assoc., REMIC
Series 2011-117, Class MA
2.00% due 08/25/2040(5)	16,565	16,478
		17,344,965
Government National Mtg. Assoc. — 7.6%
4.00% due 10/15/2040	36,763	38,852
4.00% due 11/15/2040	665,321	703,118
4.00% due 02/15/2041	31,836	33,430
4.00% due 07/15/2041	607,232	637,622
4.00% due 09/15/2041	34,348	36,240
4.00% due 10/15/2041	28,405	29,827
4.00% due 11/15/2041	435,793	457,603
4.50% due 06/15/2041	1,062,957	1,130,172
5.00% due 01/15/2033	5,110	5,553
5.00% due 12/15/2038	273,514	295,827
5.00% due 04/15/2039	364,630	394,883
5.00% due 01/15/2040	163,157	180,326
5.00% due 04/15/2041	297,956	322,661
5.00% due July TBA	1,000,000	1,078,438
5.50% due 04/15/2036	110,828	124,306
6.00% due 02/15/2033	71,678	80,247
6.50% due 07/15/2028	217,568	250,025
6.50% due 08/15/2028	12,956	14,896
6.50% due 09/15/2028	24,960	28,698
6.50% due 11/15/2028	29,283	33,669
7.00% due 11/15/2031	8,518	10,086
7.00% due 01/15/2033	13,342	16,000
7.00% due 05/15/2033	19,031	22,751
8.00% due 02/15/2030	2,318	2,677
8.50% due 11/15/2017	894	951
9.00% due 11/15/2021	408	448
Government National Mtg. Assoc. REMIC
Series 2005-74, Class HB
7.50% due 09/15/2035(5)	6,331	7,320
Series 2005-74, Class HA
7.50% due 09/16/2035(5)	756	863
Series 2005-74, Class HC
7.50% due 09/16/2035(5)	3,808	4,439
		5,941,928
Total U.S. Government Agencies (cost $24,159,288)		24,304,161
U.S. GOVERNMENT TREASURIES — 11.5%
United States Treasury Bonds — 3.9%
2.75% due 08/15/2042	105,000	90,628
2.75% due 11/15/2042	19,000	16,382
3.13% due 11/15/2041	525,000	492,187
3.13% due 02/15/2042	20,000	18,725
3.13% due 02/15/2043	68,000	63,474
3.75% due 08/15/2041	7,000	7,390
3.88% due 08/15/2040	375,000	405,352
4.38% due 02/15/2038	990,000	1,159,229
4.38% due 11/15/2039	470,000	550,928
5.25% due 11/15/2028	58,000	73,732
6.63% due 02/15/2027(10)	105,000	149,527
8.13% due 08/15/2019	8,000	11,029
		3,038,583
United States Treasury Notes — 7.6%
0.13% due 04/15/2018 TIPS(11)	103,615	106,286
0.38% due 04/15/2015	20,000	20,018
0.75% due 12/31/2017	2,000	1,957
0.88% due 02/28/2017	60,000	59,850
0.88% due 04/30/2017	1,875,000	1,865,625
0.88% due 01/31/2018	133,000	130,631
1.00% due 10/31/2016	65,000	65,386
1.00% due 03/31/2017	18,000	18,017

24

1.00% due 05/31/2018	18,000	17,691
1.75% due 07/31/2015	495,000	508,999
1.75% due 05/15/2023	18,000	16,858
2.00% due 01/31/2016(10)	2,170,000	2,251,883
2.00% due 04/30/2016	785,000	815,174
2.00% due 02/15/2022	7,000	6,846
2.75% due 12/31/2017	19,000	20,263
		5,905,484
Total U.S. Government Treasuries (cost $8,783,578)		8,944,067
WARRANTS† — 0.0%
Publishing-Periodicals — 0.0%
Reader’s Digest Assoc., Inc. Expires 02/19/2014(1)(2)	32	0
Television — 0.0%
ION Media Networks, Inc. Expires 12/18/2016(1)(2)(3) (strike price $500.00)	2	620
ION Media Networks, Inc. Expires 12/18/2016(1)(2)(3) (strike price $687.00)	2	250
		870
Total Warrants (cost $33)		870
Total Long-Term Investment Securities (cost $74,506,245)		77,157,179
REPURCHASE AGREEMENTS — 19.3%
Agreement with State Street Bank & Trust Co., bearing interest at 0.01%, dated 06/28/2013, to be repurchased 07/01/2013 in the amount of $676,001 and collateralized by $740,000 of Federal Home Loan Mtg. Corp. Notes, bearing interest at 1.96%, due 11/07/2022 and having an approximate value of $690,758	$676,000	676,000
Agreement with State Street Bank & Trust Co., bearing interest at 0.01%, dated 06/28/2013, to be repurchased 07/01/2013 in the amount of $264,000 and collateralized by $290,000 of Federal Home Loan Mtg. Corp. Notes, bearing interest at 2.00%, due 01/30/2023 and having an approximate value of $271,971	264,000	264,000
Bank of America Securities LLC Joint Repurchase Agreement(12)	235,000	235,000
Barclays Capital Inc. Joint Repurchase Agreement(12)	5,630,000	5,630,000
BNP Paribas SA Joint Repurchase Agreement(12)	2,405,000	2,405,000
Deutsche Bank AG Joint Repurchase Agreement(12)	245,000	245,000
Royal Bank of Scotland Joint Repurchase Agreement(12)	3,210,000	3,210,000
UBS Securities LLC Joint Repurchase Agreement(12)	2,265,000	2,265,000
Total Repurchase Agreements (cost $14,930,000)		14,930,000
TOTAL INVESTMENTS (cost $89,436,245)(14)	118.8%	92,087,179
Liabilities in excess of other assets	(18.8)	(14,590,627)
NET ASSETS	100.0%	$77,496,552

†	Non-income producing security
*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At June 30, 2013, the aggregate value of these securities was $6,368,367 representing 8.2% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.

(1)	Illiquid security. At June 30, 2013, the aggregate value of these securities was $876 representing 0.0% of net assets.
(2)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 1.
(3)

Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law.  Restricted securities are valued pursuant to Note 1.  Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of June 30, 2013, the Multi-Managed Income Portfolio held the following restricted securities:

	Acquisition		Acquisition		Value	% of
Name	Date	Shares	Cost	Value	Per Share	Net Assets

ION Media Networks, Inc.
Expries 12/18/2016
(strike price $500.00)
Warrants	03/01/2011	2	$—	$620	$310	0.00%

ION Media Networks, Inc.
Expries 12/18/2016
(strike price $687.00)
Warrants	11/11/2010	2	$—	250	125	0.00
				$870		0.00%

(4)	Commercial Mortgage Backed Security
(5)	Collateralized Mortgage Obligation
(6)	Interest Only
(7)	Perpetual maturity - maturity date reflects the next call date.
(8)	PIK (“Payment-in-Kind”) security — Income may be paid in additional securities or cash at the discretion of the issuer.
(9)	“Step-up” security where the rate increases (“steps-up”) at a predetermined rate. Rate shown reflects the increased rate.
(10)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(11)	Principal amount of security is adjusted for inflation.
(12)	See Note 2 for details of Joint Repurchase Agreements.
(13)	Denominated in United States dollars unless otherwise indicated.
(14)	See Note 4 for cost of investments on a tax basis.
BRL	— Brazilian Real
REMIC	— Real Estate Mortgage Investment Conduit
TBA	— Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal and maturity date will be determined upon settlement date.
TIPS	— Treasury Inflation Protected Securities
FRS	— Floating Rate Security

25

VRS	— Variable Rate Security

The rates shown on FRS and VRS are the current interest rates at June 30, 2013 and unless noted otherwise, the dates shown are the original maturity dates.

Open Futures Contracts
Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of June 30, 2013	Unrealized Appreciation (Depreciation)
19	Short	10YR Japanese Government Bond Mini Index	September 2013	$2,739,393	$2,731,992	$7,401
2	Short	Euro Bund	September 2013	366,740	368,419	(1,679)
2	Long	Long Gilt	September 2013	338,779	340,388	1,609
10	Long	U.S. Treasury 2YR Notes	September 2013	2,201,875	2,200,000	(1,875)
5	Long	U.S. Treasury 5YR Notes	September 2013	612,161	605,234	(6,927)
32	Long	U.S. Treasury 10YR Notes	September 2013	4,153,706	4,050,000	(103,706)
22	Short	U.S. Long Bonds	September 2013	3,069,079	2,988,563	80,516
2	Long	U.S. Ultra Bonds	September 2013	304,361	294,625	(9,736)
						$(34,397)

Open Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized Depreciation
Goldman Sachs International	USD	77,967	BRL	158,000	08/02/2013	$—	$(6,881)
UBS AG	BRL	1,332,000	USD	638,543	07/02/2013	35,009	—
	BRL	1,332,000	USD	600,127	08/02/2013	842	—
	USD	603,854	BRL	1,332,000	07/02/2013	—	(320)
	USD	75,976	BRL	157,000	08/02/2013	—	(5,340)
						35,851	(5,660)
Net Unrealized Appreciation (Depreciation)						$35,851	$(12,541)

BRL — Brazilian Real

USD — United States Dollar

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2013 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs	Level 3-Signifcant Unobservable Inputs	Total
Assets:
Long-Term Investment Securities:
Common Stock	$12,701,309	$—	$—	$12,701,309
Preferred Stock:
Finance-Investment Banker/Broker	—	2	—	2
Other Industries*	54,030	—	—	54,030
Asset Backed Securities:
Diversified Financial Services	—	9,458,392	249,475	9,707,867
U.S. Corporate Bonds & Notes:
Recycling	—	—	0	0
Other Industries*	—	17,409,440	—	17,409,440
Foreign Corporate Bonds & Notes	—	2,626,173	—	2,626,173
Foreign Government Agencies	—	805,941	—	805,941
Municipal Bond & Notes	—	603,319	—	603,319
U.S. Government Agencies:
Federal Home Loan Mtg. Corp.	—	1,017,268	—	1,017,268
Federal National Mtg. Assoc.	—	17,344,965	—	17,344,965
Government National Mtg. Assoc.	—	5,941,928	—	5,941,928
U.S. Government Treasuries:
Unites States Treasury Bonds	—	3,038,583	—	3,038,583
Unites States Treasury Notes	—	5,905,484	—	5,905,484
Warrants	—	—	870	870
Repurchase Agreements	—	14,930,000	—	14,930,000
Other Financial Instruments:+
Open Futures Contracts-Appreciation	89,526	—	—	89,526
Open Forward Foreign Currency
Contracts-Appreciation	—	35,851	—	35,851
Total	$12,844,865	$79,117,346	$250,345	$92,212,556

Liabilities:
Other Financial Instruments:+
Open Futures Contracts-Depreciation	$123,923	$—	$—	$123,923
Open Forward Foreign Currency
Contracts-Depreciation	—	12,541	—	12,541
Total	$123,923	$12,541	$—	$136,464

* Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by industry classification, please refer to the Portfolio of Investments.

+ Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no material transfers between Levels during the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Portfolio.

See Notes to Portfolio of Investments

26

SEASONS SERIES TRUST
ASSET ALLOCATION: DIVERSIFIED GROWTH PORTFOLIO

Portfolio of Investments — June 30, 2013

(unaudited)

Security Description	Shares/ Principal Amount(14)	Value (Note 1)
COMMON STOCK — 74.4%
Advertising Agencies — 0.0%
WPP PLC	3,951	$67,424
Advertising Services — 0.0%
Vertis, Inc.†(1)(11)	99	0
Aerospace/Defense — 2.1%
Boeing Co.	13,100	1,341,964
Embraer SA ADR	359	13,244
General Dynamics Corp.	6,500	509,145
Lockheed Martin Corp.	5,390	584,599
Northrop Grumman Corp.	5,500	455,400
Raytheon Co.	6,900	456,228
		3,360,580
Aerospace/Defense-Equipment — 0.2%
Alliant Techsystems, Inc.	526	43,306
European Aeronautic Defence and Space Co. NV	4,432	236,900
HEICO Corp.	456	22,969
IHI Corp.	22,000	83,404
		386,579
Agricultural Chemicals — 0.8%
Agrium, Inc.	103	8,957
CF Industries Holdings, Inc.	1,352	231,868
Intrepid Potash, Inc.	255	4,858
Monsanto Co.	8,277	817,768
Mosaic Co.	159	8,556
Potash Corp. of Saskatchewan, Inc.	481	18,340
Syngenta AG	309	120,911
		1,211,258
Agricultural Operations — 0.1%
Andersons, Inc.	255	13,563
Archer-Daniels-Midland Co.	438	14,853
Bunge, Ltd.	76	5,378
Chaoda Modern Agriculture Holdings, Ltd.†(1)(11)	10,000	645
First Resources, Ltd.	16,000	22,406
Golden Agri-Resources, Ltd.	13,000	5,744
GrainCorp., Ltd.	784	9,013
S&W Seed Co.†	2,798	23,447
		95,049
Airlines — 0.6%
Aeroflot - Russian Airlines OJSC	18,583	32,069
AirAsia Bhd	27,200	27,463
Copa Holdings SA, Class A	236	30,944
Delta Air Lines, Inc.†	21,200	396,652
International Consolidated Airlines Group SA	19,479	78,245
Japan Airlines Co., Ltd.	700	35,995
SkyWest, Inc.	1,885	25,523
Southwest Airlines Co.	19,600	252,644
Turk Hava Yollari	18,855	73,320
		952,855
Airport Development/Maintenance — 0.0%
Beijing Capital International Airport Co., Ltd., Class H	24,000	15,719
Alternative Waste Technology — 0.0%
China Everbright International, Ltd.	39,000	30,220
Apparel Manufacturers — 0.2%
Coach, Inc.	6,287	358,925
Prada SpA	2,100	19,088
		378,013
Applications Software — 1.2%
Actuate Corp.†	8,076	53,625
Ebix, Inc.	990	9,167
Infoblox, Inc.†	936	27,387
InterXion Holding NV†	2,046	53,462
Microsoft Corp.	50,072	1,728,986
PTC, Inc.†	1,247	30,589
Verint Systems, Inc.†	802	28,447
		1,931,663
Athletic Footwear — 0.1%
Adidas AG	737	79,758
Auction House/Art Dealers — 0.1%
KAR Auction Services, Inc.	3,432	78,490
Audio/Video Products — 0.0%
TiVo, Inc.†	1,348	14,896
VOXX International Corp.†	4,168	51,141
		66,037
Auto-Cars/Light Trucks — 0.6%
Bayerische Motoren Werke AG	931	81,411
Daihatsu Motor Co., Ltd.	4,000	75,822
Daimler AG	597	36,123
Fuji Heavy Industries, Ltd.	6,000	147,913
Isuzu Motors, Ltd.	20,000	136,923
Kia Motors Corp.	1,202	65,360
Mitsubishi Motors Corp.†	69,000	94,616
Nissan Motor Co., Ltd.	4,900	49,652
Suzuki Motor Corp.	5,100	117,601
Tesla Motors, Inc.†	100	10,743
Toyota Motor Corp.	2,800	169,106
		985,270
Auto-Heavy Duty Trucks — 0.1%
Hino Motors, Ltd.	8,000	117,443
Navistar International Corp.†	969	26,900
Scania AB, Class B	4,117	82,449
		226,792
Auto/Truck Parts & Equipment-Original — 0.6%
Delphi Automotive PLC	9,239	468,325
Hyundai Mobis	270	64,542
Lear Corp.	3,000	181,380
Miller Industries, Inc.	1,364	20,978
Valeo SA	299	18,792
WABCO Holdings, Inc.†	2,000	149,380
		903,397
Auto/Truck Parts & Equipment-Replacement — 0.1%
Douglas Dynamics, Inc.	1,768	22,949
Standard Motor Products, Inc.	1,986	68,199
		91,148
Banks-Commercial — 2.4%
Access National Corp.	1,064	13,811
Associated Banc-Corp.	7,400	115,070
Australia & New Zealand Banking Group, Ltd.	4,446	116,209
Banco Bilbao Vizcaya Argentaria SA	9,072	76,106

Banco Santander SA	14,215	90,701
Bangkok Bank PCL	13,700	90,111
Bank Mandiri Persero Tbk PT	69,500	63,023
Bank of Kentucky Financial Corp.	645	18,344
Bank of Yokohama, Ltd.	16,000	82,597
Cardinal Financial Corp.	2,189	32,047
China Construction Bank Corp.	141,000	99,805
CIMB Group Holdings Bhd	21,200	55,558
CIT Group, Inc.†	6,700	312,421
Citizens & Northern Corp.	1,386	26,777
City National Corp.	2,100	133,077
Commonwealth Bank of Australia	4,008	253,580
Credicorp, Ltd.	420	53,743
DBS Group Holdings, Ltd.	6,000	73,373
Eagle Bancorp, Inc.†	1,301	29,123
East West Bancorp, Inc.	1,800	49,500
Erste Group Bank AG	1,112	29,680
Financial Institutions, Inc.	1,428	26,289
First Community Bancshares, Inc.	1,360	21,325
FirstMerit Corp.	1,685	33,751
Grupo Financiero Banorte SAB de CV, Class O	16,734	99,959
Hang Seng Bank, Ltd.	6,000	88,731
Hanmi Financial Corp.†	2,840	50,183
Heartland Financial USA, Inc.	955	26,253
Industrial & Commercial Bank of China, Ltd.	141,000	88,897
Joyo Bank, Ltd.	15,000	82,123
MainSource Financial Group, Inc.	2,103	28,243
OFG Bancorp	1,305	23,634
Peoples Bancorp, Inc./OH	1,327	27,973
Philippine National Bank	6,200	12,314
Popular, Inc.†	5,920	179,554
Republic Bancorp, Inc., Class A	863	18,917
Resona Holdings, Inc.	29,700	144,637
Sberbank of Russia ADR†	11,955	137,243
Siam Commercial Bank PCL	7,200	39,929
Skandinaviska Enskilda Banken AB, Class A	8,064	77,079
SpareBank 1 SR Bank ASA	2,043	15,976
Standard Chartered PLC	3,069	66,609
Sumitomo Mitsui Financial Group, Inc.	2,900	133,041
Swedbank AB, Class A	4,111	94,283
Synovus Financial Corp.	37,600	109,792
Toronto-Dominion Bank	2,500	200,925
Turkiye Halk Bankasi AS	4,819	40,852
Washington Banking Co.	1,659	23,558
Westpac Banking Corp.	3,690	97,461
		3,804,187
Banks-Fiduciary — 0.6%
Northern Trust Corp.	5,500	318,450
State Street Corp.	9,700	632,537
		950,987
Banks-Mortgage — 0.0%
Walker & Dunlop, Inc.†	1,492	26,110
Banks-Super Regional — 1.0%
Banco Latinoamericano de Comercio Exterior SA, Class E	2,591	58,013
Fifth Third Bancorp	28,000	505,400
PNC Financial Services Group, Inc.	9,800	714,616
Wells Fargo & Co.	8,056	332,471
		1,610,500
Batteries/Battery Systems — 0.1%
EnerSys, Inc.	1,685	82,632
Beverages-Non-alcoholic — 0.2%
Coca-Cola Amatil, Ltd.	934	10,857
Coca-Cola Co.	5,200	208,572
Fomento Economico Mexicano SAB de CV ADR	845	87,195
		306,624
Beverages-Wine/Spirits — 0.2%
C&C Group PLC	2,397	12,923
Constellation Brands, Inc., Class A†	3,300	171,996
Diageo PLC	2,987	85,410
Pernod-Ricard SA	222	24,617
		294,946
Brewery — 0.3%
Anheuser-Busch InBev NV	1,519	135,221
Heineken Holding NV	1,807	101,387
Molson Coors Brewing Co., Class B	2,600	124,436
SABMiller PLC	2,421	116,082
		477,126
Broadcast Services/Program — 0.1%
Global Mediacom Tbk PT	299,000	64,771
Grupo Televisa SAB ADR	1,748	43,420
		108,191
Building & Construction Products-Misc. — 0.2%
China Liansu Group Holdings, Ltd.	69,000	35,318
China National Building Material Co., Ltd.	22,000	19,770
China Singyes Solar Technologies Holdings Ltd	44,000	46,065
Fortune Brands Home & Security, Inc.	4,400	170,456
Louisiana-Pacific Corp.†	478	7,070
Trex Co., Inc.†	1,262	59,932
		338,611
Building & Construction-Misc. — 0.1%
China State Construction International Holdings, Ltd.	20,000	31,253
Gamuda Bhd	23,400	35,106
Koninklijke Boskalis Westminster NV	1,796	65,492
		131,851
Building Products-Cement — 0.1%
China Shanshui Cement Group, Ltd.	101,000	45,317
Holcim, Ltd.	322	22,448
Indocement Tunggal Prakarsa Tbk PT	8,000	19,708
		87,473
Building-Heavy Construction — 0.3%
ACS Actividades de Construccion y Servicios SA	709	18,780

Chicago Bridge & Iron Co. NV	2,800	167,048
China Railway Group, Ltd., Class H	97,000	44,773
Daelim Industrial Co., Ltd.	925	70,304
Veidekke ASA	1,968	15,065
Vinci SA	2,318	116,329
		432,299
Building-Maintenance & Services — 0.1%
Babcock International Group PLC	5,059	84,870
Building-Residential/Commercial — 0.2%
Hyundai Development Co.	1,910	41,811
Persimmon PLC	1,539	27,644
PulteGroup, Inc.†	10,000	189,700
Ryland Group, Inc.	1,698	68,090
Sekisui House, Ltd.	1,000	14,458
		341,703
Cable/Satellite TV — 1.0%
Comcast Corp., Class A	33,300	1,394,604
DISH Network Corp., Class A	5,500	233,860
		1,628,464
Casino Hotels — 0.4%
Grand Korea Leisure Co., Ltd.	1,390	43,086
MGM China Holdings, Ltd.	45,200	120,633
Sands China, Ltd.	9,200	43,592
SJM Holdings, Ltd.	41,000	98,746
Trump Entertainment Resorts, Inc.†(1)(11)	12	24
Wynn Resorts, Ltd.	2,100	268,800
		574,881
Cellular Telecom — 0.3%
Kcell JSC	1,912	28,776
Mobile Telesystems OJSC	8,322	66,221
NTT DOCOMO, Inc.	65	100,993
Turkcell Iletisim Hizmetleri AS†	10,098	58,639
Vodafone Group PLC	50,198	143,421
		398,050
Chemicals-Diversified — 1.0%
Akzo Nobel NV	402	22,665
Arkema SA	158	14,505
Axiall Corp.	2,561	109,047
BASF SE	3,209	286,667
Chemtura Corp.†	3,443	69,893
Huntsman Corp.	4,500	74,520
Innophos Holdings, Inc.	1,117	52,689
Innospec, Inc.	1,147	46,086
Kuraray Co., Ltd.	1,400	19,649
LyondellBasell Industries NV, Class A	5,900	390,934
Nitto Denko Corp.	3,000	192,983
PPG Industries, Inc.	2,180	319,174
PTT Global Chemical PCL	19,200	42,715
Solvay SA	80	10,486
		1,652,013
Chemicals-Other — 0.0%
American Vanguard Corp.	966	22,633
Chemicals-Plastics — 0.0%
Landec Corp.	2,711	35,812
Chemicals-Specialty — 0.3%
Cytec Industries, Inc.	1,200	87,900
Eastman Chemical Co.	2,900	203,029
Kraton Performance Polymers, Inc.†	1,007	21,349
Minerals Technologies, Inc.	421	17,404
OM Group, Inc.†	921	28,477
Tronox, Ltd. Class A	998	20,110
WR Grace & Co.†	1,979	166,315
		544,584
Circuit Boards — 0.0%
Tripod Technology Corp.	12,870	27,783
Coal — 0.1%
Alpha Natural Resources, Inc.†	6,500	34,060
Peabody Energy Corp.	6,000	87,840
		121,900
Coatings/Paint — 0.3%
Sherwin-Williams Co.	1,700	300,220
Valspar Corp.	2,100	135,807
		436,027
Commercial Services — 0.1%
Acacia Research Corp.	674	15,064
HMS Holdings Corp.†	867	20,201
PHH Corp.†	1,127	22,968
Providence Service Corp.†	3,375	98,179
		156,412
Commercial Services-Finance — 0.5%
Experian PLC	4,752	82,611
Global Cash Access Holdings, Inc.†	3,169	19,838
Green Dot Corp., Class A†	1,155	23,042
McGraw Hill Financial, Inc.	6,200	329,778
Total System Services, Inc.	11,400	279,072
		734,341
Computer Aided Design — 0.0%
Aspen Technology, Inc.†	1,307	37,629
Computer Data Security — 0.1%
Gemalto NV	863	78,138
Computer Services — 1.0%
Accenture PLC, Class A	13,200	949,872
CACI International, Inc., Class A†	190	12,063
Cap Gemini SA	1,753	85,225
International Business Machines Corp.	2,529	483,317
Manhattan Associates, Inc.†	699	53,935
Unisys Corp.†	1,347	29,728
		1,614,140
Computer Software — 0.0%
Cornerstone OnDemand, Inc.†	658	28,485
SS&C Technologies Holdings, Inc.†	1,222	40,204
		68,689
Computers — 2.3%
Apple, Inc.	9,046	3,582,940
Asustek Computer, Inc.	7,000	60,258
Silicon Graphics International Corp.†	1,095	14,651
		3,657,849
Computers-Integrated Systems — 0.2%
Brocade Communications Systems, Inc.†	26,166	150,716

MTS Systems Corp.	725	41,035
Netscout Systems, Inc.†	1,310	30,575
NTT Data Corp.	17	60,335
Riverbed Technology, Inc.†	5,800	90,248
		372,909
Computers-Memory Devices — 0.6%
EMC Corp.	23,900	564,518
Quantum Corp.†	16,413	22,486
SanDisk Corp.†	335	20,468
Western Digital Corp.	4,500	279,405
		886,877
Computers-Periphery Equipment — 0.1%
Lexmark International, Inc., Class A	4,085	124,878
Synaptics, Inc.†	1,050	40,488
		165,366
Consulting Services — 0.2%
Booz Allen Hamilton Holding Corp.	1,745	30,328
Bureau Veritas SA	2,752	71,267
CoreLogic, Inc.†	8,600	199,262
Corporate Executive Board Co.	411	25,983
MAXIMUS, Inc.	276	20,557
		347,397
Consumer Products-Misc. — 0.2%
Blyth, Inc.	1,823	25,449
Jarden Corp.†	3,550	155,313
Prestige Brands Holdings, Inc.†	1,728	50,354
		231,116
Containers-Metal/Glass — 0.1%
Ball Corp.	3,300	137,082
Containers-Paper/Plastic — 0.1%
Bemis Co., Inc.	2,300	90,022
Packaging Corp. of America	2,200	107,712
		197,734
Cosmetics & Toiletries — 1.6%
Colgate-Palmolive Co.	6,800	389,572
Kao Corp.	1,800	61,252
L’Oreal SA	926	152,173
Procter & Gamble Co.	24,404	1,878,864
		2,481,861
Data Processing/Management — 0.1%
Acxiom Corp.†	2,636	59,784
CommVault Systems, Inc.†	623	47,279
CSG Systems International, Inc.†	605	13,129
		120,192
Dental Supplies & Equipment — 0.0%
Align Technology, Inc.†	695	25,743
Diagnostic Equipment — 0.0%
GenMark Diagnostics, Inc.†	2,566	26,532
TearLab Corp†	967	10,270
		36,802
Diagnostic Kits — 0.1%
Alere, Inc.†	2,800	68,600
Trinity Biotech PLC ADR	1,268	21,366
		89,966
Distribution/Wholesale — 0.1%
Beacon Roofing Supply, Inc.†	1,494	56,593
Core-Mark Holding Co., Inc.	705	44,767
MWI Veterinary Supply, Inc.†	337	41,532
Wolseley PLC	537	24,772
		167,664
Diversified Banking Institutions — 2.7%
Barclays PLC	62,126	263,109
Credit Agricole SA†	10,074	86,584
Credit Suisse Group AG	2,273	60,281
Deutsche Bank AG	3,122	130,670
Goldman Sachs Group, Inc.	7,500	1,134,375
HSBC Holdings PLC	29,079	301,633
JPMorgan Chase & Co.	37,789	1,994,881
Lloyds Banking Group PLC†	10,470	10,058
Mitsubishi UFJ Financial Group, Inc.	21,200	130,817
Societe Generale SA	699	24,020
UBS AG	7,773	132,328
UniCredit SpA	6,823	31,954
		4,300,710
Diversified Financial Services — 0.0%
DFC Global Corp.†	4,300	59,383
Diversified Manufacturing Operations — 1.5%
AZZ, Inc.	896	34,550
Chase Corp.	1,135	25,379
Danaher Corp.	11,200	708,960
General Electric Co.	27,762	643,801
IMI PLC	5,615	105,898
Ingersoll-Rand PLC	6,500	360,880
Koppers Holdings, Inc.	851	32,491
Leggett & Platt, Inc.	4,500	139,905
LSB Industries, Inc.†	3,183	96,795
Siemens AG	2,164	218,722
Standex International Corp.	666	35,131
		2,402,512
Diversified Minerals — 0.2%
BHP Billiton PLC	3,206	82,017
BHP Billiton, Ltd.	5,320	152,628
Sumitomo Metal Mining Co., Ltd.	6,000	66,909
		301,554
Diversified Operations — 0.1%
Alfa SAB de CV, Class A	13,334	32,066
Alliance Global Group, Inc.	61,200	33,150
Harbinger Group, Inc.†	2,518	18,986
LS Corp.	61	3,712
Wendel SA	784	80,772
		168,686
Diversified Operations/Commercial Services — 0.0%
Chemed Corp.	891	64,535
E-Commerce/Products — 0.0%
Blue Nile, Inc.†	601	22,706
E-Commerce/Services — 1.0%
Angie’s List, Inc.†	678	18,001

Dena Co., Ltd.	1,400	27,497
Expedia, Inc.	2,450	147,368
IAC/InterActiveCorp	5,700	271,092
Liberty Interactive Corp., Class A†	13,600	312,936
OpenTable, Inc.†	336	21,487
priceline.com, Inc.†	900	744,417
		1,542,798
E-Marketing/Info — 0.1%
Liquidity Services, Inc.†	787	27,285
ReachLocal, Inc.†	2,009	24,630
ValueClick, Inc.†	1,711	42,228
		94,143
E-Services/Consulting — 0.0%
Perficient, Inc.†	1,764	23,532
Electric Products-Misc. — 0.2%
AMETEK, Inc.	5,950	251,685
Electric-Generation — 0.1%
AES Corp.	15,823	189,718
Electric Power Development Co., Ltd.	300	9,377
		199,095
Electric-Integrated — 1.0%
American Electric Power Co., Inc.	9,500	425,410
Chubu Electric Power Co., Inc.	1,800	25,517
CMS Energy Corp.	3,300	89,661
EDP - Energias de Portugal SA	4,302	13,859
Enel SpA	23,386	73,362
Entergy Corp.	3,900	271,752
GDF Suez	4,318	84,561
Kansai Electric Power Co., Inc.	13,200	180,871
Origin Energy, Ltd.	2,616	30,073
PG&E Corp.	6,600	301,818
PPL Corp.	4,000	121,040
Tenaga Nasional Bhd	16,500	43,293
		1,661,217
Electric-Transmission — 0.1%
Red Electrica Corp. SA	2,078	114,279
Electronic Components-Misc. — 0.3%
Casetek Holdings Ltd.	12,000	62,060
Hon Hai Precision Industry Co., Ltd.	39,127	96,607
NEC Corp.	66,000	144,404
Radiant Opto-Electronics Corp.	6,000	19,679
Sparton Corp	1,380	23,791
Stoneridge, Inc.†	3,043	35,421
Toshiba Corp.	3,000	14,428
		396,390
Electronic Components-Semiconductors — 0.8%
Broadcom Corp., Class A	8,300	280,208
Cavium, Inc.†	411	14,537
Fairchild Semiconductor International, Inc.†	1,492	20,590
First Solar, Inc.†	343	15,342
Integrated Silicon Solution, Inc.†	4,426	48,509
Microsemi Corp.†	938	21,339
NVIDIA Corp.	13,200	185,196
OmniVision Technologies, Inc.†	2,608	48,639
Rovi Corp.†	2,601	59,407
Samsung Electronics Co., Ltd.	276	324,322
Semtech Corp.†	889	31,142
Silicon Image, Inc.†	6,176	36,130
SK Hynix, Inc.†	4,310	117,746
		1,203,107
Electronic Design Automation — 0.1%
Mentor Graphics Corp.	3,584	70,067
Electronic Measurement Instruments — 0.0%
Yokogawa Electric Corp.	1,700	20,346
Electronic Parts Distribution — 0.1%
Avnet, Inc.†	3,900	131,040
Electronic Security Devices — 0.2%
Tyco International, Ltd.	10,993	362,219
Electronics-Military — 0.2%
L-3 Communications Holdings, Inc.	2,400	205,776
Safran SA	1,011	52,803
		258,579
Energy-Alternate Sources — 0.0%
FutureFuel Corp.	3,943	55,872
Engineering/R&D Services — 0.5%
ABB, Ltd.	5,004	108,657
AECOM Technology Corp.†	3,400	108,086
CTCI Corp.	12,000	21,861
JGC Corp.	3,000	107,986
KBR, Inc.	4,300	139,750
KEPCO Engineering & Construction Co., Inc.	333	20,323
McDermott International, Inc.†	6,300	51,534
Singapore Technologies Engineering, Ltd.	30,000	99,172
URS Corp.	2,200	103,884
		761,253
Engines-Internal Combustion — 0.3%
Cummins, Inc.	4,100	444,686
Enterprise Software/Service — 1.3%
BMC Software, Inc.†	7,500	338,550
ManTech International Corp., Class A	1,655	43,229
MedAssets, Inc.†	2,711	48,093
Oracle Corp.	46,450	1,426,944
Oracle Corp. Japan	1,700	70,533
QLIK Technologies, Inc.†	641	18,121
SAP AG	1,100	80,554
SciQuest, Inc.†	657	16,458
Tyler Technologies, Inc.†	660	45,243
Ultimate Software Group, Inc.†	563	66,034
		2,153,759
Entertainment Software — 0.0%
Changyou.com, Ltd. ADR	1,302	39,633
Environmental Monitoring & Detection — 0.0%
Mine Safety Appliances Co.	428	19,923
Finance-Auto Loans — 0.0%
Credit Acceptance Corp.†	414	43,491

Finance-Consumer Loans — 0.1%
Encore Capital Group, Inc.†	1,270	42,050
Nelnet, Inc., Class A	1,265	45,654
Ocwen Financial Corp.†	749	30,874
Portfolio Recovery Associates, Inc.†	501	76,968
World Acceptance Corp.†	349	30,342
		225,888
Finance-Credit Card — 0.4%
Credit Saison Co., Ltd.	1,700	42,663
Discover Financial Services	10,500	500,220
Samsung Card Co.	1,580	53,817
		596,700
Finance-Investment Banker/Broker — 0.0%
Greenhill & Co., Inc.	633	28,953
Finance-Leasing Companies — 0.0%
ORIX Corp.	4,100	56,014
Finance-Mortgage Loan/Banker — 0.0%
Arlington Asset Investment Corp., Class A	743	19,868
Walter Investment Management Corp.†	961	32,491
		52,359
Finance-Other Services — 0.2%
BM&FBovespa SA	3,524	19,520
NASDAQ OMX Group, Inc.	5,800	190,182
WageWorks, Inc.†	1,037	35,725
		245,427
Food-Catering — 0.1%
Compass Group PLC	11,026	140,868
Food-Confectionery — 0.1%
J.M. Smucker Co.	2,100	216,615
Food-Misc./Diversified — 1.1%
Ajinomoto Co., Inc.	7,000	102,762
Associated British Foods PLC	4,748	125,292
Calbee, Inc.	1,100	104,366
General Mills, Inc.	9,300	451,329
Hain Celestial Group, Inc.†	310	20,141
Ingredion, Inc.	135	8,859
Kerry Group PLC, Class A	847	46,746
Kraft Foods Group, Inc.	8,400	469,308
Nestle SA	5,076	332,918
Pinnacle Foods, Inc.	1,231	29,729
Unilever PLC	2,594	105,025
		1,796,475
Food-Retail — 0.3%
Carrefour SA	3,141	86,390
Companhia Brasileira de Distribuicao Grupo Pao de Acuca ADR	418	19,002
Distribuidora Internacional de Alimentacion SA	8,050	60,879
Koninklijke Ahold NV	4,967	73,931
Magnit OJSC	326	75,010
Shoprite Holdings, Ltd.	3,821	71,704
Tesco PLC	7,430	37,450
WM Morrison Supermarkets PLC	1,294	5,153
Woolworths, Ltd.	3,629	108,893
		538,412
Food-Wholesale/Distribution — 0.0%
Spartan Stores, Inc.	1,137	20,966
United Natural Foods, Inc.†	416	22,460
		43,426
Footwear & Related Apparel — 0.0%
Crocs, Inc.†	1,320	21,780
Deckers Outdoor Corp.†	311	15,709
		37,489
Gambling (Non-Hotel) — 0.0%
OPAP SA	6,527	54,628
Gas-Distribution — 0.1%
Centrica PLC	7,693	42,146
Tokyo Gas Co., Ltd.	8,000	44,202
UGI Corp.	3,100	121,241
		207,589
Gold Mining — 0.0%
Goldcorp, Inc.	1,378	34,224
Newcrest Mining, Ltd.	260	2,347
		36,571
Home Furnishings — 0.1%
La-Z-Boy, Inc.	3,946	79,986
Select Comfort Corp.†	1,773	44,431
Tempur-Pedic International, Inc.†	481	21,116
		145,533
Hotels/Motels — 0.2%
Hotel Shilla Co., Ltd.	747	39,900
Marcus Corp.	2,699	34,331
Wyndham Worldwide Corp.	3,800	217,474
		291,705
Human Resources — 0.2%
Barrett Business Services, Inc.	1,010	52,732
On Assignment, Inc.†	1,505	40,214
Randstad Holding NV	789	32,351
Robert Half International, Inc.	4,000	132,920
TrueBlue, Inc.†	5,027	105,818
		364,035
Import/Export — 0.1%
ITOCHU Corp.	900	10,390
Marubeni Corp.	6,000	40,109
Mitsubishi Corp.	2,200	37,687
		88,186
Industrial Automated/Robotic — 0.2%
Deepocean Group (Shell)†(1)(11)(12)	1,108	16,620
FANUC Corp.	400	57,995
Hollysys Automation Technologies, Ltd.†	2,726	33,830
Rockwell Automation, Inc.	3,300	274,362
		382,807
Instruments-Scientific — 0.0%
FEI Co.	664	48,465

Insurance Brokers — 0.4%
Aon PLC	9,800	630,630
Insurance-Life/Health — 0.5%
AIA Group, Ltd.	35,600	150,780
American Equity Investment Life Holding Co.	2,611	40,993
China Pacific Insurance Group Co., Ltd. Class H	3,000	9,573
CNO Financial Group, Inc.	2,712	35,148
ING Groep NV CVA†	7,605	69,293
Protective Life Corp.	4,803	184,483
Prudential PLC	12,002	196,235
Standard Life PLC	15,898	83,591
Symetra Financial Corp.	2,339	37,401
		807,497
Insurance-Multi-line — 0.7%
ACE, Ltd.	286	25,591
Ageas	2,867	100,666
Allianz SE	1,324	193,450
American Financial Group, Inc.	3,662	179,109
Assicurazioni Generali SpA	4,496	78,537
AXA SA	6,504	127,793
Genworth Financial, Inc., Class A†	34,000	387,940
Porto Seguro SA	1,759	18,683
		1,111,769
Insurance-Property/Casualty — 0.5%
Admiral Group PLC	235	4,743
Alleghany Corp.†	700	268,317
Amtrust Financial Services, Inc.	698	24,919
Fidelity National Financial, Inc., Class A	8,500	202,385
Insurance Australia Group, Ltd.	23,267	115,757
Intact Financial Corp.	234	13,183
MS&AD Insurance Group Holdings	300	7,628
Stewart Information Services Corp.	2,036	53,323
Tokio Marine Holdings, Inc.	1,000	31,710
		721,965
Insurance-Reinsurance — 0.6%
Axis Capital Holdings, Ltd.	4,500	206,010
Berkshire Hathaway, Inc., Class B†	2,600	290,992
Maiden Holdings, Ltd.	2,347	26,334
Muenchener Rueckversicherungs AG	544	100,125
PartnerRe, Ltd.	2,452	222,053
SCOR SE	500	15,343
Validus Holdings, Ltd.	4,458	161,023
		1,021,880
Internet Application Software — 0.1%
IntraLinks Holdings, Inc.†	3,952	28,692
Tencent Holdings, Ltd.	2,000	78,442
		107,134
Internet Content-Information/News — 0.0%
XO Group, Inc.†	2,529	28,325
Internet Incubators — 0.0%
Safeguard Scientifics, Inc.†	1,692	27,157
Internet Infrastructure Software — 0.0%
TIBCO Software, Inc.†	997	21,336
Internet Security — 0.3%
Sourcefire, Inc.†	497	27,608
Symantec Corp.	23,300	523,551
		551,159
Internet Telephone — 0.0%
BroadSoft, Inc.†	294	8,114
Investment Companies — 0.1%
Investor AB, Class B	2,945	79,179
Investment Management/Advisor Services — 0.1%
Ashmore Group PLC	3,745	19,577
Eaton Vance Corp.	4,700	176,673
Virtus Investment Partners, Inc.†	106	18,685
		214,935
Leisure Products — 0.0%
Brunswick Corp.	1,986	63,453
Linen Supply & Related Items — 0.0%
G&K Services, Inc., Class A	684	32,558
Machinery-Construction & Mining — 0.1%
Hyster-Yale Materials Handling, Inc.	431	27,063
Terex Corp.†	3,400	89,420
		116,483
Machinery-Electrical — 0.1%
Franklin Electric Co., Inc.	1,798	60,503
Mitsubishi Electric Corp.	2,000	18,733
Schindler Holding AG	673	93,766
		173,002
Machinery-Farming — 0.0%
AGCO Corp.	287	14,405
CNH Global NV	237	9,873
Deere & Co.	169	13,731
Lindsay Corp.	121	9,073
		47,082
Machinery-General Industrial — 0.4%
Altra Holdings, Inc.	2,240	61,331
Chart Industries, Inc.†	773	72,732
DXP Enterprises, Inc.†	445	29,637
Gardner Denver, Inc.	1,600	120,288
Kadant, Inc.	1,232	37,169
Kawasaki Heavy Industries, Ltd.	26,000	79,956
Metso Oyj	166	5,644
Wabtec Corp.	2,800	149,604
		556,361
Machinery-Material Handling — 0.0%
NACCO Industries, Inc., Class A	212	12,143
Marine Services — 0.1%
Aegean Marine Petroleum Network, Inc.	5,226	48,393
Ezion Holdings, Ltd.	46,000	76,939
Great Lakes Dredge & Dock Corp.	2,381	18,619
		143,951
Medical Information Systems — 0.0%
athenahealth, Inc.†	152	12,877
Computer Programs & Systems, Inc.	277	13,612
		26,489

Medical Instruments — 0.4%
CONMED Corp.	2,047	63,948
DexCom, Inc.†	475	10,664
Olympus Corp.†	800	24,319
St. Jude Medical, Inc.	10,100	460,863
		559,794
Medical Labs & Testing Services — 0.0%
Bio-Reference Labs, Inc.†	379	10,896
Medical Products — 0.5%
Accuray, Inc.†	3,160	18,138
Coloplast A/S, Class B	2,235	125,322
Covidien PLC	502	31,546
Cyberonics, Inc.†	335	17,407
Globus Medical, Inc., Class A†	1,383	23,317
Greatbatch, Inc.†	2,570	84,270
Haemonetics Corp.†	768	31,757
Hill-Rom Holdings, Inc.	1,461	49,206
NxStage Medical, Inc.†	1,543	22,034
Zimmer Holdings, Inc.	5,600	419,664
		822,661
Medical Sterilization Products — 0.0%
STERIS Corp.	723	31,002
Medical-Biomedical/Gene — 1.3%
Aegerion Pharmaceuticals, Inc.†	195	12,351
Amgen, Inc.	9,300	917,538
Cambrex Corp.†	3,432	47,945
Celgene Corp.†	6,000	701,460
CSL, Ltd.	1,791	100,866
Cubist Pharmaceuticals, Inc.†	1,351	65,253
Exact Sciences Corp.†	251	3,491
Lexicon Pharmaceuticals, Inc.†	4,513	9,793
Medicines Co.†	1,199	36,881
NewLink Genetics Corp.†	700	13,804
PDL BioPharma, Inc.	3,561	27,491
RTI Biologics, Inc.†	4,946	18,597
Spectrum Pharmaceuticals, Inc.	1,984	14,801
United Therapeutics Corp.†	1,907	125,519
		2,095,790
Medical-Drugs — 4.5%
AbbVie, Inc.	13,900	574,626
Acadia Pharmaceuticals, Inc.†	2,862	51,945
Array BioPharma, Inc.†	3,239	14,705
Astellas Pharma, Inc.	1,500	81,519
AstraZeneca PLC	3,308	156,725
Auxilium Pharmaceuticals, Inc.†	1,432	23,814
Bayer AG	2,066	220,327
Bristol-Myers Squibb Co.	21,000	938,490
Eli Lilly & Co.	12,884	632,862
Endo Health Solutions, Inc.†	1,191	43,817
Gentium SpA ADR†	1,115	8,641
GlaxoSmithKline PLC	8,652	216,865
Grifols SA ADR	784	22,328
Hi-Tech Pharmacal Co., Inc.	492	16,334
Insys Therapeutics, Inc.†	2,631	36,413
Jazz Pharmaceuticals PLC†	1,802	123,852
Johnson & Johnson	6,087	522,630
Merck & Co., Inc.	2,876	133,590
Merck KGaA	140	21,330
Novartis AG	2,198	156,144
Novo Nordisk A/S, Class B	1,188	185,142
Orion Oyj, Class B	3,122	73,229
Otsuka Holdings Co., Ltd.	4,300	141,989
Pfizer, Inc.	67,323	1,885,717
Receptos, Inc.†	401	7,976
Roche Holding AG	1,347	335,128
Salix Pharmaceuticals, Ltd.†	2,240	148,176
Sanofi	2,886	299,097
Santarus, Inc.†	1,035	21,787
Shanghai Fosun Pharmaceutical Group Co., Ltd.	10,500	17,112
Shire PLC	587	18,615
ViroPharma, Inc.†	3,615	103,570
		7,234,495
Medical-Generic Drugs — 0.0%
Teva Pharmaceutical Industries, Ltd. ADR	360	14,112
Medical-HMO — 1.0%
Centene Corp.†	324	16,997
Cigna Corp.	8,700	630,663
Health Net, Inc.†	843	26,824
Magellan Health Services, Inc.†	392	21,983
Triple-S Management Corp., Class B†	733	15,738
WellCare Health Plans, Inc.†	1,412	78,437
WellPoint, Inc.	9,500	777,480
		1,568,122
Medical-Hospitals — 0.2%
Community Health Systems, Inc.	759	35,582
HCA Holdings, Inc.	6,200	223,572
		259,154
Medical-Outpatient/Home Medical — 0.0%
Amedisys, Inc.†	1,245	14,467
Amsurg Corp.†	1,026	36,013
		50,480
Medical-Wholesale Drug Distribution — 0.8%
AmerisourceBergen Corp.	8,100	452,223
McKesson Corp.	6,500	744,250
Sinopharm Group Co., Ltd.	12,800	32,148
Suzuken Co., Ltd.	1,400	47,147
		1,275,768
Metal Processors & Fabrication — 0.1%
Assa Abloy AB, Class B	2,405	94,248
LB Foster Co., Class A	478	20,635
NN, Inc.	2,817	32,142
		147,025
Metal-Diversified — 0.2%
Glencore Xstrata PLC	8,075	33,424
Minmetals Resources, Ltd.	100,000	26,044
Rio Tinto PLC	3,023	123,360
Rio Tinto, Ltd.	1,880	90,043
		272,871
Metal-Iron — 0.0%
Fortescue Metals Group, Ltd.	2,297	6,386

Vale SA ADR	761	10,007
		16,393
Miscellaneous Manufacturing — 0.1%
Trimas Corp.†	2,498	93,125
Motion Pictures & Services — 0.0%
CJ CGV Co., Ltd.	863	37,783
Multilevel Direct Selling — 0.0%
Nu Skin Enterprises, Inc., Class A	809	49,446
Multimedia — 0.1%
Demand Media, Inc.†	3,142	18,852
Naspers, Ltd., Class N	1,102	81,381
Pearson PLC	454	8,086
		108,319
Networking Products — 0.9%
Anixter International, Inc.†	401	30,400
Cisco Systems, Inc.	53,501	1,300,609
Ixia†	1,020	18,768
Polycom, Inc.†	1,731	18,245
Procera Networks, Inc.†	1,675	22,998
		1,391,020
Non-Ferrous Metals — 0.0%
Cameco Corp.	700	14,462
Horsehead Holding Corp.†	4,027	51,586
		66,048
Office Supplies & Forms — 0.1%
Avery Dennison Corp.	3,000	128,280
Oil & Gas Drilling — 0.1%
Helmerich & Payne, Inc.	2,200	137,390
Oil Companies-Exploration & Production — 1.8%
BG Group PLC	2,001	34,041
Cabot Oil & Gas Corp.	4,200	298,284
Canadian Natural Resources, Ltd.	770	21,708
CNOOC, Ltd.	59,000	100,108
ConocoPhillips	17,640	1,067,220
Dragon Oil PLC	3,917	34,107
EPL Oil & Gas, Inc.†	1,893	55,579
Gulfport Energy Corp.†	471	22,170
HRT Participacoes em Petroleo SA†(11)	1,472	1,728
Kodiak Oil & Gas Corp.†	3,299	29,328
Occidental Petroleum Corp.	11,689	1,043,009
Rosetta Resources, Inc.†	503	21,388
Stone Energy Corp.†	1,298	28,595
Swift Energy Co.†	1,767	21,186
Unit Corp.†	649	27,634
Vaalco Energy, Inc.†	7,599	43,466
W&T Offshore, Inc.	1,409	20,135
		2,869,686
Oil Companies-Integrated — 2.5%
BP PLC	35,545	246,118
Chevron Corp.	4,843	573,121
China Petroleum & Chemical Corp., Class H	38,000	26,751
Eni SpA	6,413	131,723
Exxon Mobil Corp.	17,393	1,571,458
Lukoil OAO ADR	1,611	92,471
Pacific Rubiales Energy Corp.	2,523	44,309
Phillips 66	10,020	590,278
Repsol SA	3,198	67,477
Royal Dutch Shell PLC, Class A(Euronext)	2,430	77,636
Royal Dutch Shell PLC, Class A(BATS)	5,742	183,399
Royal Dutch Shell PLC, Class B	4,679	154,855
Statoil ASA	4,551	93,877
Suncor Energy, Inc.	1,201	35,401
Total SA	2,756	134,543
		4,023,417
Oil Refining & Marketing — 0.8%
Caltex Australia, Ltd.	5,281	87,177
CVR Energy, Inc.†(1)(11)	2,038	0
Delek US Holdings, Inc.	958	27,571
HollyFrontier Corp.	4,200	179,676
Marathon Petroleum Corp.	6,050	429,913
Tesoro Corp.	3,696	193,375
Valero Energy Corp.	10,000	347,700
Western Refining, Inc.	1,661	46,624
		1,312,036
Oil-Field Services — 1.1%
Halliburton Co.	657	27,410
Helix Energy Solutions Group, Inc.†	3,950	91,008
Key Energy Services, Inc.†	5,703	33,933
Oceaneering International, Inc.	2,400	173,280
Oil States International, Inc.†	1,500	138,960
Schlumberger, Ltd.	16,900	1,211,054
		1,675,645
Optical Supplies — 0.0%
Staar Surgical Co.†	3,947	40,062
Paper & Related Products — 0.1%
Buckeye Technologies, Inc.	584	21,631
Domtar Corp.	900	59,850
KapStone Paper and Packaging Corp.	1,255	50,426
		131,907
Patient Monitoring Equipment — 0.0%
Insulet Corp.†	818	25,693
Photo Equipment & Supplies — 0.1%
Konica Minolta, Inc.	9,500	71,743
Physical Therapy/Rehabilitation Centers — 0.0%
HealthSouth Corp.†	2,166	62,381
Pipelines — 0.3%
Kinder Morgan, Inc.	9,100	347,165
ONEOK, Inc.	4,900	202,419
		549,584
Power Converter/Supply Equipment — 0.0%
Generac Holdings, Inc.	1,430	52,924
Guodian Technology & Environment Group Co., Ltd.(11)	41,000	12,634
		65,558
Printing-Commercial — 0.0%
Deluxe Corp.	2,004	69,439

Private Equity — 0.1%
3i Group PLC	15,749	80,867
KKR & Co. LP	1,500	29,490
		110,357
Public Thoroughfares — 0.0%
Bangkok Expressway PCL	29,700	34,234
CCR SA	3,100	24,591
		58,825
Publishing-Newspapers — 0.1%
Gannett Co., Inc.	7,400	181,004
Real Estate Investment Trusts — 2.3%
AG Mortgage Investment Trust, Inc.	656	12,339
Agree Realty Corp.	1,131	33,387
American Capital Agency Corp.	5,900	135,641
ARMOUR Residential REIT, Inc.	3,511	16,537
Ashford Hospitality Trust, Inc.	4,131	47,300
AvalonBay Communities, Inc.	1,700	229,347
British Land Co. PLC	2,642	22,764
CBL & Associates Properties, Inc.	4,502	96,433
Chimera Investment Corp.	21,500	64,500
CYS Investments, Inc.	2,072	19,083
Dexus Property Group	98,679	96,564
Dynex Capital, Inc.	3,073	31,314
EPR Properties	439	22,069
Federal Realty Investment Trust	1,300	134,784
First Industrial Realty Trust, Inc.	1,328	20,146
Geo Group, Inc.	1,725	58,564
Glimcher Realty Trust	2,575	28,119
Hammerson PLC	6,452	47,820
Hatteras Financial Corp.	2,200	54,208
Health Care REIT, Inc.	4,100	274,823
Invesco Mortgage Capital, Inc.	1,076	17,819
Investors Real Estate Trust	2,993	25,740
iStar Financial, Inc.†	2,479	27,988
Lexington Realty Trust	5,662	66,132
LTC Properties, Inc.	1,608	62,792
MFA Financial, Inc.	3,530	29,828
Mission West Properties, Inc.†(1)(11)	2,177	0
National Health Investors, Inc.	850	50,881
Omega Healthcare Investors, Inc.	1,613	50,035
One Liberty Properties, Inc.	1,451	31,864
PS Business Parks, Inc.	406	29,301
Public Storage	2,100	321,993
Select Income REIT	2,367	66,371
Shopping Centres Australasia Property Group†	8,699	12,650
Simon Property Group, Inc.	4,000	631,680
Starwood Property Trust, Inc.	823	20,369
Summit Hotel Properties, Inc.	3,693	34,899
Sun Communities, Inc.	700	34,832
Tanger Factory Outlet Centers	2,100	70,266
Universal Health Realty Income Trust	380	16,389
Ventas, Inc.	4,500	312,570
Vornado Realty Trust	2,900	240,265
Westfield Group	6,929	72,494
Westfield Retail Trust	1,963	5,565
		3,678,465
Real Estate Management/Services — 0.1%
BR Malls Participacoes SA	5,855	52,427
HFF, Inc., Class A	4,037	71,737
Jones Lang LaSalle, Inc.	198	18,046
Mitsubishi Estate Co., Ltd.	2,000	53,257
Regus PLC	13,832	33,092
		228,559
Real Estate Operations & Development — 0.4%
Aliansce Shopping Centers SA	2,895	25,300
BR Properties SA	3,583	30,509
China Overseas Grand Oceans Group, Ltd.	27,000	34,463
China Overseas Land & Investment, Ltd.	14,000	36,552
Direcional Engenharia SA	5,848	35,250
Hong Kong Land Holdings, Ltd.	2,000	13,740
LSR Group OJSC GDR	5,878	24,570
St. Joe Co.†	3,701	77,906
Surya Semesta Internusa Tbk PT	251,000	32,877
Tokyu Land Corp.	15,000	137,629
Wheelock & Co., Ltd.	23,000	115,059
		563,855
Recreational Centers — 0.0%
Town Sports International Holdings, Inc.	2,757	29,693
Rental Auto/Equipment — 0.1%
Avis Budget Group, Inc.†	2,192	63,020
Localiza Rent a Car SA	2,388	33,818
Mills Estruturas e Servicos de Engenharia SA	1,801	24,384
		121,222
Resort/Theme Parks — 0.0%
Vail Resorts, Inc.	341	20,978
Retail-Apparel/Shoe — 0.7%
American Eagle Outfitters, Inc.	6,000	109,560
ANN, Inc.†	1,611	53,485
Arezzo Industria e Comercio SA	1,487	22,625
Buckle, Inc.	515	26,790
Chico’s FAS, Inc.	5,900	100,654
Destination Maternity Corp.	2,488	61,205
Foot Locker, Inc.	4,500	158,085
Francesca’s Holdings Corp.†	921	25,594
Gap, Inc.	7,400	308,802
Genesco, Inc.†	830	55,602
Next PLC	2,617	181,423
Tom Tailor Holding AG	675	14,427
		1,118,252
Retail-Auto Parts — 0.3%
Advance Auto Parts, Inc.	2,100	170,457
O’Reilly Automotive, Inc.†	2,800	315,336
		485,793
Retail-Automobile — 0.1%
Sonic Automotive, Inc., Class A	6,192	130,899
Retail-Bedding — 0.2%
Bed Bath & Beyond, Inc.†	5,300	375,770
Retail-Building Products — 1.5%
Home Depot, Inc.	19,500	1,510,665
Kingfisher PLC	5,883	30,690

Lowe’s Cos., Inc.	21,300	871,170
Lumber Liquidators Holdings, Inc.†	240	18,689
Tile Shop Holdings, Inc.†	1,503	43,527
		2,474,741
Retail-Computer Equipment — 0.0%
GameStop Corp., Class A	1,070	44,972
Retail-Convenience Store — 0.0%
CP ALL PCL	39,900	50,173
Lawson, Inc.	200	15,265
		65,438
Retail-Discount — 0.5%
Big Lots, Inc.†	3,977	125,395
Costco Wholesale Corp.	3,800	420,166
HSN, Inc.	521	27,988
Wal-Mart Stores, Inc.	2,325	173,189
		746,738
Retail-Drug Store — 0.9%
CVS Caremark Corp.	15,500	886,290
Walgreen Co.	11,800	521,560
		1,407,850
Retail-Home Furnishings — 0.0%
Pier 1 Imports, Inc.	768	18,040
Retail-Hypermarkets — 0.0%
Puregold Price Club, Inc.	55,700	46,804
Retail-Jewelry — 0.2%
Cie Financiere Richemont SA ADR	5,203	46,335
Cie Financiere Richemont SA, Class A	1,276	112,868
Swatch Group AG (LSE)	853	80,374
Swatch Group AG (ESE)	143	78,271
		317,848
Retail-Major Department Stores — 0.5%
Kering	83	16,870
Matahari Department Store Tbk PT†	40,000	46,751
Sears Hometown and Outlet Stores, Inc.†	880	38,473
TJX Cos., Inc.	13,900	695,834
		797,928
Retail-Misc./Diversified — 0.0%
CST Brands, Inc.†	1,144	35,247
Five Below, Inc.	298	10,954
		46,201
Retail-Office Supplies — 0.2%
Staples, Inc.	17,700	280,722
Retail-Pet Food & Supplies — 0.1%
PetSmart, Inc.	2,800	187,572
Retail-Regional Department Stores — 0.3%
Dillard’s, Inc., Class A	1,100	90,167
Macy’s, Inc.	9,100	436,800
		526,967
Retail-Restaurants — 0.2%
AFC Enterprises, Inc.†	1,933	69,472
Brinker International, Inc.	1,827	72,039
Fiesta Restaurant Group, Inc.†	603	20,737
Minor International PCL	49,300	39,421
Papa John’s International, Inc.†	603	39,418
		241,087
Retail-Sporting Goods — 0.0%
Sports Direct International PLC	2,239	18,815
Rubber-Tires — 0.1%
Bridgestone Corp.	1,000	34,079
Cie Generale des Etablissements Michelin	1,089	97,382
Continental AG	670	89,478
		220,939
Satellite Telecom — 0.2%
EchoStar Corp., Class A†	4,821	188,549
Iridium Communications, Inc.†	3,308	25,670
Loral Space & Communications, Inc.	631	37,848
		252,067
Savings & Loans/Thrifts — 0.1%
BofI Holding, Inc.†	2,034	93,198
Flushing Financial Corp.	1,384	22,767
Heritage Financial Group, Inc.	1,435	21,166
Pacific Premier Bancorp, Inc.†	1,308	15,984
		153,115
Schools — 0.1%
Bright Horizons Family Solutions, Inc.†	1,104	38,320
Grand Canyon Education, Inc.†	1,136	36,613
ITT Educational Services, Inc.†	4,237	103,383
		178,316
Security Services — 0.2%
ADT Corp.	5,700	227,145
Ascent Capital Group, Inc., Class A†	196	15,302
		242,447
Semiconductor Components-Integrated Circuits — 0.2%
Cypress Semiconductor Corp.	7,800	83,694
Marvell Technology Group, Ltd.	13,700	160,427
NXP Semiconductor NV†	200	6,196
Taiwan Semiconductor Manufacturing Co., Ltd.	25,039	92,734
		343,051
Semiconductor Equipment — 0.4%
ASML Holding NV (BATS)	1,269	100,132
ASML Holding NV (NASDAQ)	184	14,554
Entegris, Inc.†	3,299	30,978
Lam Research Corp.†	4,100	181,794
Magnachip Semiconductor Corp.†	1,908	34,859
Photronics, Inc.†	3,835	30,910
Rudolph Technologies, Inc.†	2,979	33,365
Teradyne, Inc.†	8,284	145,550
Ultra Clean Holdings, Inc.†	3,047	18,434
Ultratech, Inc.†	500	18,360
		608,936
Soap & Cleaning Preparation — 0.1%
Reckitt Benckiser Group PLC	2,503	176,946

Steel Pipe & Tube — 0.0%
Valmont Industries, Inc.	194	27,759
Steel-Producers — 0.1%
Evraz PLC	34,185	50,226
Voestalpine AG	2,746	96,971
		147,197
Sugar — 0.0%
Suedzucker AG	2,234	69,193
Telecom Services — 0.3%
BCE, Inc.	500	20,500
Jazztel PLC†	1,586	12,325
NeuStar, Inc., Class A†	909	44,250
Tele2 AB, Series B	4,489	52,715
Telekomunikasi Indonesia Persero Tbk PT	67,500	76,511
Telenor ASA	3,854	76,390
tw telecom, Inc.†	5,100	143,514
USA Mobility, Inc.	1,613	21,888
Ziggo NV	1,233	49,352
		497,445
Telecommunication Equipment — 0.0%
ARRIS Group, Inc.†	1,159	16,632
Plantronics, Inc.	657	28,855
		45,487
Telephone-Integrated — 1.7%
AT&T, Inc.	13,488	477,475
BT Group PLC	25,843	121,534
Deutsche Telekom AG	7,142	83,333
Frontier Communications Corp.	7,245	29,342
Nippon Telegraph & Telephone Corp.	200	10,365
Orange SA	6,879	65,078
Softbank Corp.	2,400	140,109
TDC A/S	4,094	33,180
Telecom Italia SpA	11,885	8,261
Telefonica Brasil SA ADR	1,367	31,195
Telefonica SA	6,316	80,938
Telstra Corp., Ltd.	22,514	98,215
Verizon Communications, Inc.	31,782	1,599,906
		2,778,931
Television — 0.1%
Atresmedia Corp. de Medios di Communication	611	4,820
Belo Corp., Class A	2,616	36,493
ITV PLC	44,582	94,998
Sinclair Broadcast Group, Inc., Class A	2,840	83,439
		219,750
Textile-Apparel — 0.0%
Perry Ellis International, Inc.	2,068	42,001
Theaters — 0.0%
Carmike Cinemas, Inc.†	1,725	33,396
Therapeutics — 0.2%
Isis Pharmaceuticals, Inc.†	437	11,742
Pharmacyclics, Inc.†	173	13,748
Questcor Pharmaceuticals, Inc.	1,030	46,824
Warner Chilcott PLC, Class A	14,747	293,171
		365,485
Tobacco — 1.5%
British American Tobacco PLC	2,981	152,681
Japan Tobacco, Inc.	6,300	222,641
Lorillard, Inc.	12,000	524,160
Philip Morris International, Inc.	17,272	1,496,100
		2,395,582
Toys — 0.1%
Namco Bandai Holdings, Inc.	4,700	76,295
Nintendo Co., Ltd.	100	11,797
		88,092
Transactional Software — 0.0%
Amadeus IT Holding SA, Class A	580	18,538
Transport-Equipment & Leasing — 0.1%
Greenbrier Cos., Inc.†	2,814	68,577
TAL International Group, Inc.	1,404	61,173
		129,750
Transport-Rail — 0.1%
Central Japan Railway Co.	1,500	183,454
Transport-Services — 0.1%
ComfortDelGro Corp., Ltd.	48,000	69,491
Deutsche Post AG	2,265	56,297
Universal Truckload Services, Inc.†	162	3,906
		129,694
Transport-Truck — 0.1%
Con-way, Inc.	1,976	76,985
Hitachi Transport System, Ltd.	1,400	23,037
Quality Distribution, Inc.†	3,152	27,864
Swift Transportation Co.†	4,600	76,084
		203,970
Travel Services — 0.1%
Hana Tour Service, Inc.	654	41,174
Thomas Cook Group PLC	17,134	33,696
TUI Travel PLC	5,544	30,094
		104,964
Vitamins & Nutrition Products — 0.0%
USANA Health Sciences, Inc.†	282	20,411
Water — 0.1%
United Utilities Group PLC	7,819	81,343
Veolia Environnement SA	1,728	19,661
		101,004
Water Treatment Systems — 0.1%
Beijing Enterprises Water Group, Ltd.	236,000	84,589
Coway Co., Ltd.	2,146	104,853
		189,442
Web Hosting/Design — 0.0%
NIC, Inc.	1,015	16,778
Web Portals/ISP — 0.9%
AOL, Inc.	7,500	273,600
Google, Inc., Class A†	1,299	1,143,601

Yandex NV, Class A†	2,293	63,355
		1,480,556
Wireless Equipment — 0.1%
Aruba Networks, Inc.†	793	12,180
CalAmp Corp.†	2,485	36,281
InterDigital, Inc.	151	6,742
RF Micro Devices, Inc.†	11,580	61,953
Ubiquiti Networks, Inc.	2,240	39,290
		156,446
Total Common Stock (cost $101,619,334)		119,470,025
CONVERTIBLE PREFERRED STOCK — 0.0%
Auto-Cars/Light Trucks — 0.0%
General Motors Co., Series B 4.75%	703	33,857
Finance-Investment Banker/Broker — 0.0%
Lehman Brothers Holdings, Inc. 7.25%†	26	0
Total Convertible Preferred Stock (cost $59,657)		33,857
PREFERRED STOCK — 0.3%
Aerospace/Defense-Equipment — 0.0%
United Technologies Corp. 7.50%	300	17,808
Banks-Commercial — 0.1%
Itau Unibanco Holding SA ADR	5,244	67,753
Brewery — 0.1%
Cia de Bebidas das Americas ADR	2,027	75,708
Building-Residential/Commercial — 0.0%
M/I Homes, Inc. Series A 9.75%	562	14,331
Diversified Banking Institutions — 0.0%
Ally Financial, Inc.(11) 7.00%*	33	31,366
GMAC Capital Trust I FRS 8.13%	900	23,445
		54,811
Electric-Integrated — 0.0%
Cia Energetica de Minas Gerais ADR	577	5,176
Electronic Components-Semiconductors — 0.0%
Samsung Electronics Co., Ltd.	64	49,539
Electronic Measurement Instruments — 0.0%
Sartorius AG	185	19,900
Metal-Iron — 0.0%
Vale SA ADR	1,457	17,717
Oil Companies-Integrated — 0.1%
Petroleo Brasileiro SA ADR	2,728	39,992
Surgutneftegas OAO	74,029	46,525
		86,517
Real Estate Investment Trusts — 0.0%
EPR Properties Series C 5.75%	995	22,835
Soap & Cleaning Preparation — 0.0%
Henkel AG & Co. KGaA	323	30,376
Total Preferred Stock (cost $511,577)		462,471
ASSET BACKED SECURITIES — 0.9%
Diversified Financial Services — 0.9%
Banc of America Commercial Mtg., Inc. VRS Series 2005-1, Class XW 0.05% due 11/10/2042*(3)(4)	$2,859,857	792
Banc of America Commercial Mtg., Inc. VRS Series 2004-5, Class XC 0.87% due 11/10/2041*(3)(4)(11)	635,546	5,053
Banc of America Merrill Lynch Commercial Mtg., Inc. VRS Series 2005-1, Class A4 5.28% due 11/10/2042(4)	77,752	78,739
Banc of America Merrill Lynch Commercial Mtg., Inc. VRS Series 2005-5, Class B 5.40% due 10/10/2045(4)	100,000	102,531
Citigroup/Deutsche Bank Commercial Mtg. Trust VRS Series 2007-CD4, Class XC 0.22% due 12/11/2049*(3)(4)(11)	1,219,845	9,421
COMM 2006-C8 Mtg. Trust Series 2006-C8, Class AM 5.35% due 12/10/2046(4)	34,000	36,836
Commercial Mtg. Pass Through Certs. VRS Series 2006-C8, Class XS 0.20% due 12/10/2046*(3)(4)(11)	2,699,513	34,165
Credit Suisse First Boston Mtg. Securities Corp. VRS Series 2005-C6, Class AJ 5.23% due 12/15/2040(4)	15,000	15,850

Credit Suisse First Boston Mtg. Securities Corp. VRS Series 2002-CP5, Class G 5.88% due 12/15/2035*(4)(11)	140,000	140,641
Credit Suisse Mtg. Capital Certs. VRS Series 2006-C4, Class AX 0.18% due 09/15/2039*(3)(4)(11)	408,139	5,427
Credit Suisse Mtg. Capital Certs. VRS Series 2007-C1, Class AX 0.26% due 02/15/2040*(3)(4)(11)	751,916	6,686
Credit Suisse Mtg. Capital Certs. VRS Series 2007-C2, Class A2 5.45% due 01/15/2049(4)	4,377	4,374
Credit Suisse Mtg. Capital Certs. VRS Series 2007-C4, Class A2 6.00% due 09/15/2039(4)	42,671	42,824
CS First Boston Mtg. Securities Corp. VRS Series 2003-C3, Class AX 1.56% due 05/15/2038*(3)(4)(11)	73,321	8
GE Capital Commercial Mtg. Corp. VRS Series 2005-C3, Class XC 0.29% due 07/25/2045*(3)(4)	6,867,796	22,231
GMAC Commercial Mtg. Securities, Inc. VRS Series 2005-C1, Class X1 0.78% due 05/10/2043*(3)(4)	1,590,131	15,194
GMAC Commercial Mtg. Securities, Inc. VRS Series 1997-C1, Class X 1.38% due 07/15/2029(3)(4)	162,026	4,562
JP Morgan Chase Commercial Mtg. Securities Corp. VRS Series 2005-CB12, Class X1 0.49% due 09/12/2037*(3)(4)(11)	1,361,830	10,298
JPMorgan Chase Commercial Mtg. Securities Corp. VRS Series 2005-LDP1, Class B 5.24% due 03/15/2046(4)	158,000	164,291
JP Morgan Chase Commercial Mtg. Securities Corp. VRS Series 2003-CB6, Class E 5.96% due 07/12/2037*(4)(11)	140,000	146,631
JP Morgan Chase Commercial Mtg. Securities Corp. VRS Series 2007-LD11, Class A2 5.99% due 06/15/2049(4)	24,966	25,594
LB-UBS Commercial Mtg. Trust VRS Series 2005-C7, Class XCL 0.37% due 11/15/2040*(3)(4)	3,618,046	16,303
LB-UBS Commercial Mtg. Trust VRS Series 2005-C2, Class XCL 0.50% due 04/15/2040*(3)(4)(11)	2,699,410	10,795
LB-UBS Commercial Mtg. Trust VRS Series 2004-C6, Class E 5.18% due 08/15/2036(4)	28,000	28,114
LB-UBS Commercial Mtg. Trust VRS Series 2005-C7, Class C 5.35% due 11/15/2040(4)	50,000	51,222
LB-UBS Commercial Mtg. Trust VRS Series 2008-C1, Class AM 6.32% due 04/15/2041(4)	69,000	77,112
Merrill Lynch Mtg. Trust VRS Series 2005-MCP1, Class XC 0.23% due 05/25/2043*(3)(4)(11)	1,601,512	16,129
Merrill Lynch/Countrywide Commercial Mtg. Trust VRS Series 2006-3, Class AM 5.46% due 07/12/2046(4)	33,000	35,292
Mezz Capital Commercial Mtg. Trust VRS Series 2005-C3, Class X 6.32% due 05/15/2044*(2)(3)(4)(11)	136,807	7,757
Mezz Capital Commercial Mtg. Trust VRS Series 2006-C4, Class X 6.51% due 12/15/2016*(2)(3)(4)(11)	174,124	13,059
Morgan Stanley Capital I Trust Series 2005-IQ9, Class B 4.86% due 07/15/2056(4)	130,000	134,316
Morgan Stanley Capital I, Inc. VRS Series 2007-HQ12, Class A2FX 5.76% due 04/12/2049(4)	67,076	67,258
Wachovia Bank Commercial Mtg. Trust VRS Series 2005-C18, Class XC 0.49% due 04/15/2042*(3)(4)(11)	4,007,054	19,434
Wachovia Bank Commercial Mtg. Trust Series 2007-C34, Class A2 5.57% due 05/15/2046(4)	54,992	54,807
Total Asset Backed Securities (cost $1,876,764)		1,403,746
U.S. CORPORATE BONDS & NOTES — 9.8%
Advertising Sales — 0.0%
Lamar Media Corp. Company Guar. Notes 5.88% due 02/01/2022	20,000	20,550
Aerospace/Defense — 0.0%
Kratos Defense & Security Solutions, Inc. Senior Sec. Notes 10.00% due 06/01/2017	20,000	21,400
Aerospace/Defense-Equipment — 0.1%
B/E Aerospace, Inc. Senior Notes 5.25% due 04/01/2022	40,000	39,800
B/E Aerospace, Inc. Senior Notes 6.88% due 10/01/2020	10,000	10,800
TransDigm, Inc. Senior Sub. Notes 7.50% due 07/15/2021*	5,000	5,112

TransDigm, Inc. Company Guar. Notes 7.75% due 12/15/2018	30,000	31,575
Triumph Group, Inc. Senior Notes 4.88% due 04/01/2021*	20,000	19,900
United Technologies Corp. Senior Notes 3.10% due 06/01/2022	5,000	4,939
United Technologies Corp. Senior Notes 4.50% due 06/01/2042	5,000	4,931
United Technologies Corp. Senior Notes 5.70% due 04/15/2040	5,000	5,853
		122,910
Agricultural Chemicals — 0.0%
Mosaic Co Senior Notes 3.75% due 11/15/2021	10,000	10,008
Airlines — 0.0%
Continental Airlines, Inc. Pass Through Certs. Series 1998-1, Class A 6.65% due 09/15/2017	13,989	14,758
Delta Air Lines 2009-1 Class A Pass Through Trust. SERIES 2009-1, Class A 7.75% due 06/17/2021	3,571	4,151
Delta Air Lines 2010-1 Class A Pass Through Trust Series 2010-1A 6.20% due 07/02/2018	4,023	4,315
United Airlines, Inc. Pass Through Certs. Series 2007-1, Class A 6.64% due 07/02/2022	11,063	11,838
		35,062
Alternative Waste Technology — 0.0%
ADS Waste Holdings, Inc. Senior Notes 8.25% due 10/01/2020*	35,000	35,700
Apparel Manufacturers — 0.0%
Hanesbrands, Inc. Company Guar. Notes 6.38% due 12/15/2020	25,000	26,656
Auto-Cars/Light Trucks — 0.1%
Ford Motor Co. Senior Notes 7.40% due 11/01/2046	70,000	82,475
Auto-Heavy Duty Trucks — 0.0%
Navistar International Corp. Company Guar. Notes 8.25% due 11/01/2021	30,000	29,475
Auto/Truck Parts & Equipment-Original — 0.1%
American Axle & Manufacturing, Inc. Company Guar. Notes 7.75% due 11/15/2019	45,000	49,500
Delphi Corp. Company Guar. Notes 5.00% due 02/15/2023	46,000	47,265
Pittsburgh Glass Works LLC Senior Sec. Notes 8.50% due 04/15/2016*	45,000	44,550
Tenneco, Inc. Company Guar. Notes 6.88% due 12/15/2020	20,000	21,400
Tenneco, Inc. Company Guar. Notes 7.75% due 08/15/2018	15,000	16,050
TRW Automotive, Inc. Company Guar. Notes 4.50% due 03/01/2021*	5,000	4,987
		183,752
Auto/Truck Parts & Equipment-Replacement — 0.0%
Exide Technologies Senior Sec. Notes 8.63% due 02/01/2018†(5)(13)	20,000	12,200
Banks-Commercial — 0.1%
CIT Group, Inc. Senior Notes 5.00% due 08/15/2022	25,000	24,813
CIT Group, Inc. Senior Notes 5.25% due 03/15/2018	20,000	20,550
CIT Group, Inc. Senior Notes 5.38% due 05/15/2020	20,000	20,475
CIT Group, Inc. Senior Notes 5.50% due 02/15/2019*	25,000	25,812
CIT Group, Inc. Senior Notes 6.63% due 04/01/2018*	35,000	37,800
		129,450
Banks-Fiduciary — 0.1%
State Street Capital Trust IV FRS Limited Guar. Notes 1.27% due 06/15/2037	105,000	85,131
Banks-Mortgage — 0.0%
Provident Funding Associates LP / PFG Finance Corp. Senior Notes 10.13% due 02/15/2015*	15,000	16,575

Provident Funding Associates LP/PFG Finance Corp. Company Guar. Notes 6.75% due 06/15/2021*	25,000	24,938
		41,513
Beverages-Wine/Spirits — 0.1%
Constellation Brands, Inc. Company Guar. Notes 4.25% due 05/01/2023	5,000	4,719
Constellation Brands, Inc. Company Guar. Notes 6.00% due 05/01/2022	10,000	10,725
Constellation Brands, Inc. Company Guar. Notes 7.25% due 09/01/2016	45,000	51,131
Diageo Investment Corp. Company Guar. Debentures 8.00% due 09/15/2022	45,000	60,018
		126,593
Brewery — 0.0%
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Bonds 8.20% due 01/15/2039	26,000	38,137
Broadcast Services/Program — 0.1%
Clear Channel Communications, Inc. Senior Sec. Notes 9.00% due 12/15/2019*	45,000	43,650
Clear Channel Communications, Inc. Senior Sec. Notes 9.00% due 03/01/2021	25,000	23,750
Clear Channel Worldwide Holdings, Inc. Company Guar. Notes 7.63% due 03/15/2020	45,000	46,575
XM Satellite Radio, Inc. Company Guar. Notes 7.63% due 11/01/2018*	30,000	32,700
		146,675
Building & Construction Products-Misc. — 0.1%
Building Materials Corp. of America Senior Notes 6.75% due 12/21/2031*	10,000	10,625
Building Materials Corp. of America Senior Sec. Notes 7.00% due 02/15/2020*	15,000	15,975
Building Materials Corp. of America Senior Sec. Notes 7.50% due 03/15/2020*	30,000	32,100
Louisiana-Pacific Corp. Company Guar. Notes 7.50% due 06/01/2020	25,000	27,250
Nortek, Inc. Company Guar. Notes 8.50% due 04/15/2021	5,000	5,350
Nortek, Inc. Company Guar. Notes 10.00% due 12/01/2018	35,000	37,975
Owens Corning, Inc. Company Guar. Notes 9.00% due 06/15/2019	17,000	20,872
Roofing Supply Group LLC/Roofing Supply Finance, Inc. Company Guar. Notes 10.00% due 06/01/2020*	20,000	21,650
USG Corp. Senior Notes 9.75% due 01/15/2018	20,000	22,700
		194,497
Building & Construction-Misc. — 0.0%
MasTec, Inc. Company Guar. Notes 4.88% due 03/15/2023	15,000	14,250
Weekley Homes LLC/Weekley Finance Corp. Senior Notes 6.00% due 02/01/2023*	15,000	14,738
		28,988
Building Products-Doors & Windows — 0.0%
Jeld-Wen Escrow Corp. Senior Sec. Notes 12.25% due 10/15/2017*	40,000	45,600
Building Products-Wood — 0.0%
Boise Cascade Co. Company Guar. Notes 6.38% due 11/01/2020	10,000	10,125
Building-Residential/Commercial — 0.1%
Beazer Homes USA Inc. Senior Sec. Notes 6.63% due 04/15/2018	15,000	15,919
Beazer Homes USA Inc. Company Guar. Notes 7.25% due 02/01/2023*	5,000	5,050
Beazer Homes USA, Inc. Company Guar. Notes 8.13% due 06/15/2016	10,000	10,925
Beazer Homes USA, Inc. Company Guar. Notes 9.13% due 06/15/2018	5,000	5,200
K. Hovnanian Enterprises, Inc. Senior Sec. Notes 7.25% due 10/15/2020*	15,000	16,163
K. Hovnanian Enterprises, Inc. Sec. Notes 9.13% due 11/15/2020*	5,000	5,475
Lennar Corp. Company Guar. Notes 5.00% due 11/15/2022*	10,000	9,500
M/I Homes, Inc. Company Guar. Notes 8.63% due 11/15/2018	45,000	48,825

PulteGroup, Inc. Company Guar. Notes 7.63% due 10/15/2017	30,000	33,675
PulteGroup, Inc. Company Guar. Bonds 7.88% due 06/15/2032	25,000	27,500
Taylor Morrison Communities, Inc./Monarch Communities, Inc. Company Guar. Notes 5.25% due 04/15/2021*	10,000	9,500
Taylor Morrison Communities, Inc./Monarch Communities, Inc. Company Guar. Notes 7.75% due 04/15/2020*	4,000	4,310
Taylor Morrison Communities, Inc./Monarch Communities, Inc. Company Guar. Notes 7.75% due 04/15/2020*	25,000	26,937
		218,979
Cable/Satellite TV — 0.3%
Cablevision Systems Corp. Senior Notes 7.75% due 04/15/2018	20,000	21,500
Cablevision Systems Corp. Senior Notes 8.00% due 12/31/2020	10,000	10,900
Cablevision Systems Corp. Senior Notes 8.63% due 09/15/2017	60,000	68,100
CCO Holdings LLC/CCO Holdings Capital Corp. Company Guar. Notes 5.13% due 02/15/2023	10,000	9,375
CCO Holdings LLC/CCO Holdings Capital Corp. Company Guar. Notes 5.25% due 09/30/2022	5,000	4,750
CCO Holdings LLC/CCO Holdings Capital Corp. Company Guar. Notes 6.50% due 04/30/2021	25,000	26,062
CCO Holdings LLC/CCO Holdings Capital Corp. Company Guar. Notes 6.63% due 01/31/2022	20,000	20,850
CCO Holdings LLC/CCO Holdings Capital Corp. Company Guar. Notes 7.00% due 01/15/2019	25,000	26,500
CCO Holdings LLC/CCO Holdings Capital Corp. Company Guar. Notes 7.38% due 06/01/2020	15,000	16,313
Comcast Corp. Company Guar. Notes 6.50% due 11/15/2035	10,000	12,102
CSC Holdings LLC Senior Notes 6.75% due 11/15/2021	20,000	21,550
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc. Company Guar. Notes 5.88% due 10/01/2019	30,000	33,762
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc. Company Guar. Notes 6.35% due 03/15/2040	7,000	7,307
DISH DBS Corp. Company Guar. Notes 6.75% due 06/01/2021	25,000	26,562
DISH DBS Corp. Company Guar. Notes 7.88% due 09/01/2019	40,000	44,800
Ecchostar DBS Corp. Company Guar. Notes 7.00% due 10/01/2013	30,000	30,330
Mediacom LLC/Mediacom Capital Corp. Senior Notes 7.25% due 02/15/2022	15,000	15,788
Mediacom LLC/Mediacom Capital Corp. Senior Notes 9.13% due 08/15/2019	25,000	26,875
Time Warner Cable, Inc. Company Guar. Notes 6.75% due 07/01/2018	5,000	5,723
Time Warner Cable, Inc. Company Guar. Notes 6.75% due 06/15/2039	10,000	10,201
Time Warner Cable, Inc. Company Guar. Bonds 7.30% due 07/01/2038	20,000	21,736
		461,086
Casino Hotels — 0.3%
Caesars Entertainment Operating Co., Inc. Senior Sec. Notes 11.25% due 06/01/2017	80,000	83,300
Caesars Operating Escrow LLC/Caesars Escrow Corp. Senior Sec. Notes 9.00% due 02/15/2020*	100,000	95,500
CityCenter Holdings LLC/CityCenter Finance Corp. Sec. Notes 10.75% due 01/15/2017(6)	47,217	50,994
MGM Resorts International Company Guar. Notes 6.63% due 12/15/2021	5,000	5,156
MGM Resorts International Company Guar. Notes 6.75% due 10/01/2020	15,000	15,525

MGM Resorts International Company Guar. Notes 6.88% due 04/01/2016	10,000	10,700
MGM Resorts International Company Guar. Notes 7.63% due 01/15/2017	25,000	27,312
MGM Resorts International Company Guar. Notes 7.75% due 03/15/2022	15,000	16,294
MGM Resorts International Company Guar. Notes 8.63% due 02/01/2019	15,000	16,950
MTR Gaming Group, Inc. Sec. Notes 11.50% due 08/01/2019(6)	75,751	79,160
Sugarhouse HSP Gaming Senior Sec. Notes 6.38% due 06/01/2021*	5,000	4,838
		405,729
Casino Services — 0.0%
CCM Merger, Inc. Company Guar. Notes 9.13% due 05/01/2019*	20,000	20,900
Cellular Telecom — 0.3%
Cricket Communications, Inc. Company Guar. Notes 7.75% due 10/15/2020	25,000	24,000
Crown Castle Towers LLC Senior Sec. Bonds 4.88% due 08/15/2040*	45,000	48,390
MetroPCS Wireless, Inc. Company Guar. Notes 6.25% due 04/01/2021*	25,000	25,438
MetroPCS Wireless, Inc. Company Guar. Notes 6.63% due 04/01/2023*	35,000	35,612
MetroPCS Wireless, Inc. Company Guar. Notes 7.88% due 09/01/2018	35,000	37,275
NII Capital Corp. Company Guar. Notes 7.63% due 04/01/2021	25,000	19,438
NII Capital Corp. Company Guar. Notes 8.88% due 12/15/2019	5,000	4,225
NII Capital Corp. Company Guar. Notes 10.00% due 08/15/2016	20,000	19,400
Sprint Nextel Corp. Senior Notes 6.00% due 12/01/2016	35,000	36,925
Sprint Nextel Corp. Senior Notes 7.00% due 08/15/2020	10,000	10,500
Sprint Nextel Corp. Senior Notes 8.38% due 08/15/2017	45,000	50,512
Sprint Nextel Corp. Company Guar. Notes 9.00% due 11/15/2018*	60,000	70,200
Sprint Nextel Corp. Senior Notes 9.13% due 03/01/2017	25,000	28,750
Syniverse Holdings, Inc. Company Guar. Notes 9.13% due 01/15/2019	35,000	37,362
		448,027
Chemicals-Diversified — 0.1%
Celanese US Holdings LLC Company Guar. Notes 4.63% due 11/15/2022	15,000	14,719
Celanese US Holdings LLC Company Guar. Notes 5.88% due 06/15/2021	35,000	37,100
Eagle Spinco, Inc. Company Guar. Notes 4.63% due 02/15/2021*	5,000	4,800
FMC Corp. Senior Notes 5.20% due 12/15/2019	10,000	11,075
Momentive Performance Materials, Inc. Senior Sec. Notes 10.00% due 10/15/2020	10,000	10,400
PPG Industries, Inc. Senior Notes 7.40% due 08/15/2019	20,000	24,208
		102,302
Chemicals-Other — 0.0%
Taminco Global Chemical Corp. Sec. Notes 9.75% due 03/31/2020*	35,000	38,981
Chemicals-Plastics — 0.1%
Hexion US Finance Corp. Senior Sec. Notes 6.63% due 04/15/2020*	5,000	4,987
Hexion US Finance Corp. Senior Sec. Notes 6.63% due 04/15/2020	10,000	9,975
Hexion US Finance Corp./Hexion Nova Scotia Finance ULC Senior Sec. Notes 8.88% due 02/01/2018	20,000	20,400
Hexion US Finance Corp./Hexion Nova Scotia Finance ULC Sec. Notes 9.00% due 11/15/2020	15,000	14,325
PolyOne Corp. Senior Notes 5.25% due 03/15/2023*	15,000	14,775
		64,462
Chemicals-Specialty — 0.2%
Ashland, Inc. Company Guar. Notes 4.75% due 08/15/2022*	24,000	23,760

Ashland, Inc. Senior Notes 4.75% due 08/15/2022*	20,000	19,800
Cytec Industries, Inc. Senior Notes 3.50% due 04/01/2023	5,000	4,777
Eastman Chemical Co. Senior Notes 2.40% due 06/01/2017	5,000	5,009
Eastman Chemical Co. Senior Notes 3.60% due 08/15/2022	20,000	19,277
Eastman Chemical Co. Senior Notes 4.80% due 09/01/2042	25,000	23,660
Ferro Corp. Senior Notes 7.88% due 08/15/2018	40,000	41,400
Huntsman International LLC Company Guar. Notes 4.88% due 11/15/2020	25,000	24,687
Huntsman International LLC Company Guar. Notes 8.63% due 03/15/2020	35,000	38,062
Huntsman International LLC Company Guar. Notes 8.63% due 03/15/2021	15,000	16,463
PQ Corp. Sec. Notes 8.75% due 05/01/2018*	20,000	20,500
Tronox Finance LLC Company Guar. Notes 6.38% due 08/15/2020*	25,000	23,562
		260,957
Coal — 0.1%
Alpha Natural Resources, Inc. Company Guar. Notes 6.00% due 06/01/2019	20,000	16,200
Alpha Natural Resources, Inc. Company Guar. Notes 6.25% due 06/01/2021	5,000	3,975
CONSOL Energy, Inc. Company Guar. Notes 8.00% due 04/01/2017	40,000	42,100
CONSOL Energy, Inc. Company Guar. Notes 8.25% due 04/01/2020	70,000	73,325
Peabody Energy Corp. Company Guar. Notes 6.00% due 11/15/2018	20,000	20,050
Peabody Energy Corp. Company Guar. Notes 6.50% due 09/15/2020	5,000	5,012
Peabody Energy Corp. Company Guar. Notes 7.38% due 11/01/2016	20,000	22,200
		182,862
Commercial Services — 0.1%
Ceridian Corp. Company Guar. Notes 11.25% due 11/15/2015	20,000	20,275
Ceridian Corp. Company Guar. Notes 12.25% due 11/15/2015(6)	7,000	7,088
Emergency Medical Services Corp. Company Guar. Notes 8.13% due 06/01/2019	25,000	26,562
Iron Mountain, Inc. Company Guar. Notes 7.75% due 10/01/2019	10,000	10,750
Iron Mountain, Inc. Company Guar. Notes 8.00% due 06/15/2020	20,000	20,804
PHH Corp. Senior Notes 7.38% due 09/01/2019	20,000	21,200
PHH Corp. Senior Notes 9.25% due 03/01/2016	30,000	33,375
		140,054
Commercial Services-Finance — 0.1%
ACE Cash Express, Inc. Senior Sec. Notes 11.00% due 02/01/2019*	15,000	14,400
Igloo Holdings Corp. Senior Notes 8.25% due 12/15/2017*(6)	30,000	30,600
Interactive Data Corp. Company Guar. Notes 10.25% due 08/01/2018	20,000	22,150
Lender Processing Services, Inc. Company Guar. Notes 5.75% due 04/15/2023	25,000	26,562
		93,712
Computer Services — 0.0%
SunGard Data Systems, Inc. Company Guar. Notes 6.63% due 11/01/2019*	15,000	15,075
SunGard Data Systems, Inc. Company Guar. Notes 7.63% due 11/15/2020	35,000	37,100
		52,175
Computers — 0.0%
Apple, Inc. Senior Notes 3.85% due 05/04/2043	25,000	22,206

Computers-Integrated Systems — 0.0%
Brocade Communications Systems, Inc. Senior Sec. Notes 6.88% due 01/15/2020	10,000	10,675
Consumer Products-Misc. — 0.1%
Prestige Brands, Inc. Company Guar. Notes 8.25% due 04/01/2018	40,000	42,600
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC Senior Sec. Notes 5.75% due 10/15/2020	15,000	15,112
Spectrum Brands, Inc. Company Guar. Notes 6.75% due 03/15/2020	20,000	21,075
Spectrum Brands, Inc. Senior Sec. Notes 9.50% due 06/15/2018	30,000	32,850
YCC Holdings LLC/Yankee Finance, Inc. Senior Notes 10.25% due 02/15/2016(6)	20,000	20,550
		132,187
Containers-Metal/Glass — 0.0%
Ball Corp. Company Guar. Notes 4.00% due 11/15/2023	8,000	7,400
BOE Merger Corp. Senior Notes 9.50% due 11/01/2017*(6)	25,000	25,500
Crown Americas LLC/Crown Americas Capital Corp. IV Company Guar. Notes 4.50% due 01/15/2023*	17,000	16,023
		48,923
Containers-Paper/Plastic — 0.1%
Berry Plastics Corp. Sec. Notes 9.50% due 05/15/2018	20,000	21,750
Berry Plastics Corp. Sec. Notes 9.75% due 01/15/2021	30,000	33,900
Consolidated Container Co. LLC/Consolidated Container Capital, Inc. Company Guar. Notes 10.13% due 07/15/2020*	5,000	5,250
Packaging Corp. of America Senior Notes 3.90% due 06/15/2022	10,000	9,808
Rock Tenn Co. Company Guar. Notes 4.90% due 03/01/2022	16,000	16,491
Sealed Air Corp. Senior Notes 5.25% due 04/01/2023*	15,000	14,587
Sealed Air Corp. Senior Notes 6.50% due 12/01/2020*	20,000	21,100
Temple-Inland, Inc. Senior Notes 6.63% due 01/15/2018	25,000	29,204
		152,090
Cosmetics & Toiletries — 0.0%
Elizabeth Arden, Inc. Senior Notes 7.38% due 03/15/2021	30,000	32,100
Revlon Consumer Products Corp. Company Guar. Notes 5.75% due 02/15/2021*	30,000	29,250
		61,350
Data Processing/Management — 0.1%
Fidelity National Information Services, Inc. Company Guar. Notes 5.00% due 03/15/2022	14,000	14,088
First Data Corp. Senior Sec. Notes 7.38% due 06/15/2019*	25,000	25,687
First Data Corp. Sec. Notes 8.25% due 01/15/2021*	70,000	71,400
First Data Corp. Company Guar. Notes 11.25% due 01/15/2021*	15,000	14,962
First Data Corp. Company Guar. Notes 11.75% due 08/15/2021*(11)	20,000	18,000
First Data Corp. Company Guar. Notes 12.63% due 01/15/2021	40,000	42,300
		186,437
Dialysis Centers — 0.0%
Fresenius Medical Care U.S. Finance II, Inc. Company Guar. Notes 5.63% due 07/31/2019*	35,000	36,400
Direct Marketing — 0.0%
Affinion Group Holdings, Inc. Senior Notes 11.63% due 11/15/2015	15,000	7,500
Affinion Group, Inc. Company Guar. Notes 7.88% due 12/15/2018	40,000	30,200
Affinion Group, Inc. Company Guar. Notes 11.50% due 10/15/2015	10,000	7,700
		45,400
Distribution/Wholesale — 0.1%
HD Supply Inc Senior Notes 7.50% due 07/15/2020*	20,000	20,250

HD Supply, Inc. Company Guar. Notes 10.50% due 01/15/2021	15,000	15,525
HD Supply, Inc. Company Guar. Notes 11.50% due 07/15/2020	30,000	34,800
		70,575
Diversified Banking Institutions — 0.3%
Ally Financial, Inc. Company Guar. Notes 6.25% due 12/01/2017	25,000	26,744
Ally Financial, Inc. Company Guar. Notes 7.50% due 09/15/2020	20,000	23,050
Ally Financial, Inc. Sub. Notes 8.00% due 12/31/2018	20,000	22,650
Ally Financial, Inc. Company Guar. Notes 8.00% due 03/15/2020	20,000	23,225
Ally Financial, Inc. Company Guar. Notes 8.30% due 02/12/2015	20,000	21,550
Bank of America Corp. Senior Notes 6.50% due 08/01/2016	55,000	62,010
Citigroup, Inc. Sub. Notes 5.00% due 09/15/2014	5,000	5,196
Goldman Sachs Group, Inc. Senior Notes 6.15% due 04/01/2018	25,000	28,171
Goldman Sachs Group, Inc. Sub. Notes 6.75% due 10/01/2037	9,000	9,219
Goldman Sachs Group, Inc. Senior Notes 7.50% due 02/15/2019	45,000	53,441
JPMorgan Chase & Co. Senior Notes 6.30% due 04/23/2019	25,000	29,042
JPMorgan Chase Capital XXIII FRS Limited Guar. Bonds 1.28% due 05/15/2077	138,000	104,880
		409,178
Diversified Financial Services — 0.1%
Community Choice Financial, Inc. Senior Sec. Notes 10.75% due 05/01/2019	30,000	28,725
General Electric Capital Corp. FRS Senior Notes 0.48% due 05/11/2016	45,000	44,554
		73,279
Diversified Manufacturing Operations — 0.1%
GE Capital Trust I FRS Ltd. Guar.Notes 6.38% due 11/15/2067	90,000	93,263
JM Huber Corp. Senior Notes 9.88% due 11/01/2019*	35,000	39,200
Parker Hannifin Corp. Senior Notes 6.25% due 05/15/2038	15,000	18,420
		150,883
E-Commerce/Services — 0.0%
Expedia, Inc. Company Guar. Notes 5.95% due 08/15/2020	15,000	15,919
Electric Products-Misc. — 0.0%
GrafTech International, Ltd. Company Guar. Notes 6.38% due 11/15/2020*	20,000	20,150
Electric-Distribution — 0.0%
Narragansett Electric Co. Senior Notes 4.17% due 12/10/2042*(11)	20,000	18,062
Electric-Generation — 0.1%
AES Corp. Senior Notes 4.88% due 05/15/2023	10,000	9,325
AES Corp. Senior Notes 7.38% due 07/01/2021	40,000	43,900
AES Corp. Senior Notes 8.00% due 10/15/2017	110,000	123,750
Bruce Mansfield Unit Pass Through Certs. Series 2001-2 6.85% due 06/01/2034	17,417	18,888
		195,863
Electric-Integrated — 0.4%
Appalachian Power Co. Senior Notes 5.80% due 10/01/2035	20,000	21,884
Arizona Public Service Co. Senior Notes 4.50% due 04/01/2042	5,000	4,815
Beaver Valley Funding Senior Sec. Notes 9.00% due 06/01/2017	6,000	6,091
Commonwealth Edison Co. 1st Mtg. Bonds 5.88% due 02/01/2033	25,000	29,670
Consolidated Edison Co of New York, Inc. Senior Notes 4.20% due 03/15/2042	10,000	9,554
Dominion Resources, Inc. Senior Notes 6.00% due 11/30/2017	25,000	29,070

DPL, Inc. Senior Notes 6.50% due 10/15/2016	40,000	41,800
Duke Energy Carolinas LLC 1st Mtg. Bonds 4.25% due 12/15/2041	25,000	23,292
Energy Future Intermediate Holding Co LLC / EFIH Finance Inc Senior Sec. Notes 10.00% due 12/01/2020*	67,000	73,197
Energy Future Intermediate Holding Co. LLC/EFIH Finance, Inc. Senior Sec. Notes 10.00% due 12/01/2020	16,000	17,520
Energy Future Intermediate Holding Co., LLC/EFIH Finance, Inc. Sec. Notes 12.25% due 03/01/2022*	25,000	27,625
Kansas Gas & Electric Co. Senior Sec. Notes 5.65% due 03/29/2021	9,756	10,192
MidAmerican Energy Holdings Co. Senior Notes 6.13% due 04/01/2036	25,000	28,362
MidAmerican Energy Holdings Co. Senior Notes 6.50% due 09/15/2037	5,000	5,937
Midamerican Funding LLC Senior Sec. Bonds 6.93% due 03/01/2029	10,000	12,401
NV Energy, Inc. Senior Notes 6.25% due 11/15/2020	20,000	23,432
Pacific Gas & Electric Co. Senior Notes 5.80% due 03/01/2037	20,000	22,695
Pacific Gas & Electric Co. Senior Notes 6.35% due 02/15/2038	10,000	12,065
PacifiCorp 1st Mtg. Bonds 6.25% due 10/15/2037	15,000	18,253
Potomac Edison Co. 1st Mtg. Bonds 5.80% due 10/15/2016*	20,000	22,305
Puget Sound Energy, Inc. FRS Jr. Sub. Bonds 6.97% due 06/01/2067	40,000	41,969
TECO Finance, Inc. Company Guar. Notes 6.57% due 11/01/2017	5,000	5,827
Texas Competitive Electric Holdings Co. LLC/TCEH Finance, Inc. Senior Sec. Notes 11.50% due 10/01/2020*	15,000	11,212
Texas Competitive Electric Holdings Co. LLC/TCEH Finance, Inc. Sec. Notes 15.00% due 04/01/2021	25,000	6,563
Texas-New Mexico Power Co. 1st Mtg. Bonds 9.50% due 04/01/2019*	25,000	33,261
Westar Energy, Inc. 1st. Mtg. Notes 4.13% due 03/01/2042	5,000	4,748
Wisconsin Energy Corp. FRS Jr. Sub. Notes 6.25% due 05/15/2067	50,000	53,000
		596,740
Electric-Transmission — 0.0%
ITC Holdings Corp. Senior Notes 5.88% due 09/30/2016*	20,000	22,324
ITC Holdings Corp. Senior Notes 6.05% due 01/31/2018*	15,000	16,967
Oncor Electric Delivery Co. LLC Senior Sec. Notes 4.55% due 12/01/2041*(11)	20,000	18,970
		58,261
Electronic Components-Semiconductors — 0.0%
Freescale Semiconductor, Inc. Senior Sec. Notes 9.25% due 04/15/2018*	40,000	43,100
Freescale Semiconductor, Inc. Senior Sec. Notes 10.13% due 03/15/2018*	3,000	3,247
Freescale Semiconductor, Inc. Company Guar. Notes 10.75% due 08/01/2020	15,000	16,500
		62,847
Engines-Internal Combustion — 0.0%
Briggs & Stratton Corp. Company Guar. Notes 6.88% due 12/15/2020	35,000	38,500
Enterprise Software/Service — 0.0%
Epicor Software Corp. Company Guar. Notes 8.63% due 05/01/2019	20,000	20,500
Infor US, Inc. Company Guar. Notes 9.38% due 04/01/2019	15,000	16,256
Infor US, Inc. Company Guar. Notes 11.50% due 07/15/2018(11)	10,000	11,325
		48,081
Filtration/Separation Products — 0.0%
Polypore International, Inc. Company Guar. Notes 7.50% due 11/15/2017	30,000	31,275

Finance-Auto Loans — 0.1%
General Motors Financial Co., Inc. Senior Notes 2.75% due 05/15/2016*	12,000	11,805
General Motors Financial Co., Inc. Senior Notes 3.25% due 05/15/2018*	8,000	7,780
General Motors Financial Co., Inc. Senior Notes 4.25% due 05/15/2023*	10,000	9,313
Toyota Motor Credit Corp. Senior Notes 3.30% due 01/12/2022	35,000	34,747
		63,645
Finance-Consumer Loans — 0.1%
HSBC Finance Capital Trust IX FRS Ltd. Guar. Bonds 5.91% due 11/30/2035	100,000	100,550
SLM Corp. Senior Notes 8.45% due 06/15/2018	15,000	16,650
		117,200
Finance-Credit Card — 0.0%
American Express Co. Senior Notes 2.65% due 12/02/2022	28,000	25,853
Finance-Investment Banker/Broker — 0.2%
Bear Stearns Cos., Inc. Senior Notes 6.40% due 10/02/2017	30,000	34,603
Bear Stearns Cos., Inc. Senior Notes 7.25% due 02/01/2018	40,000	47,630
E*TRADE Financial Corp. Senior Notes 6.38% due 11/15/2019	40,000	40,600
Merrill Lynch & Co., Inc. Senior Notes 6.88% due 04/25/2018	60,000	69,056
TD Ameritrade Holding Corp. Company Guar. Notes 5.60% due 12/01/2019	30,000	34,873
		226,762
Finance-Leasing Companies — 0.0%
Air Lease Corp. Company Guar. Notes 4.75% due 03/01/2020	10,000	9,650
Air Lease Corp. Senior Notes 6.13% due 04/01/2017	25,000	25,875
		35,525
Finance-Mortgage Loan/Banker — 0.0%
Residential Capital LLC Sec. Notes 9.63% due 05/15/2015†(5)(13)	25,958	29,463
Finance-Other Services — 0.1%
Icahn Enterprises LP/Icahn Enterprises Finance Corp. Company Guar. Notes 7.75% due 01/15/2016	20,000	20,650
Icahn Enterprises LP/Icahn Enterprises Finance Corp. Company Guar. Notes 8.00% due 01/15/2018	75,000	78,750
		99,400
Food-Dairy Products — 0.0%
Dean Foods Co. Company Guar. Notes 7.00% due 06/01/2016	40,000	43,500
Dean Foods Co. Company Guar. Notes 9.75% due 12/15/2018	5,000	5,650
Wells Enterprises Inc. Senior Sec. Notes 6.75% due 02/01/2020*	5,000	5,238
		54,388
Food-Flour & Grain — 0.0%
Post Holdings Inc. Company Guar. Notes 7.38% due 02/15/2022	15,000	16,050
Food-Meat Products — 0.1%
JBS USA LLC/JBS USA Finance, Inc. Senior Notes 8.25% due 02/01/2020*	10,000	10,475
JBS USA LLC/JBS USA Finance, Inc. Company Guar. Notes 11.63% due 05/01/2014	40,000	42,200
Smithfield Foods, Inc. Senior Notes 6.63% due 08/15/2022	20,000	21,500
Tyson Foods, Inc. Senior Notes 6.60% due 04/01/2016	15,000	16,943
		91,118
Food-Misc./Diversified — 0.1%
B&G Foods, Inc. Company Guar. Notes 4.63% due 06/01/2021	10,000	9,550
Campbell Soup Co. Senior Debentures 8.88% due 05/01/2021	15,000	19,767
Hawk Acquisition Sub, Inc. Senior Sec. Notes 4.25% due 10/15/2020*	25,000	23,906
Kraft Foods Group, Inc. Senior Notes 6.50% due 02/09/2040	78,000	93,065
Michael Foods Group, Inc. Company Guar. Notes 9.75% due 07/15/2018	20,000	21,900
		168,188

Food-Retail — 0.0%
Kroger Co. Company Guar. Notes 6.15% due 01/15/2020	15,000	17,457
Funeral Services & Related Items — 0.1%
Service Corp International Senior Notes 5.38% due 01/15/2022*	5,000	4,988
Service Corp. International Senior Notes 6.75% due 04/01/2016	85,000	91,269
Service Corp. International Senior Notes 7.00% due 05/15/2019	15,000	15,862
Stewart Enterprises, Inc. Company Guar. Notes 6.50% due 04/15/2019	25,000	26,500
		138,619
Gambling (Non-Hotel) — 0.1%
Isle of Capri Casinos, Inc. Company Guar. Notes 5.88% due 03/15/2021	15,000	14,325
Isle of Capri Casinos, Inc. Company Guar. Notes 7.75% due 03/15/2019	25,000	26,312
Isle of Capri Casinos, Inc. Company Guar. Notes 8.88% due 06/15/2020	20,000	20,900
Mashantucket Western Pequot Tribe Bonds 8.50% due 11/15/2015*†(5)	50,000	3,000
		64,537
Gas-Distribution — 0.0%
Atmos Energy Corp. Senior Notes 8.50% due 03/15/2019	10,000	13,074
Gas-Transportation — 0.1%
Sabine Pass LNG LP Senior Sec. Notes 6.50% due 11/01/2020*	10,000	10,100
Sabine Pass LNG LP Senior Sec. Notes 7.50% due 11/30/2016	100,000	107,625
		117,725
Home Decoration Products — 0.0%
RSI Home Products, Inc. Sec. Notes 6.88% due 03/01/2018*	15,000	15,338
Home Furnishings — 0.0%
Tempur-Pedic International, Inc. Company Guar. Notes 6.88% due 12/15/2020*	5,000	5,275
Hospital Beds/Equipment — 0.1%
Kinetic Concepts, Inc./KCI USA, Inc. Sec. Notes 10.50% due 11/01/2018	60,000	64,500
Kinetic Concepts, Inc./KCI USA, Inc. Company Guar. Notes 12.50% due 11/01/2019	15,000	15,450
		79,950
Hotels/Motels — 0.1%
Choice Hotels International, Inc. Company Guar. Notes 5.70% due 08/28/2020	25,000	26,500
Choice Hotels International, Inc. Company Guar. Notes 5.75% due 07/01/2022	10,000	10,600
Felcor Lodging LP Senior Sec. Notes 5.63% due 03/01/2023	5,000	4,862
Felcor Lodging LP Senior Sec. Notes 6.75% due 06/01/2019	40,000	41,800
Felcor Lodging LP Senior Sec. Notes 10.00% due 10/01/2014	22,000	23,760
Hyatt Hotels Corp. Senior Notes 3.38% due 07/15/2023	10,000	9,323
Marriott International, Inc. Senior Notes 3.00% due 03/01/2019	10,000	10,088
		126,933
Housewares — 0.0%
Libbey Glass, Inc. Senior Sec. Notes 6.88% due 05/15/2020	24,000	25,110
Independent Power Producers — 0.2%
Calpine Corp. Senior Sec. Notes 7.25% due 10/15/2017*	72,000	75,060
Calpine Corp. Senior Sec. Notes 7.88% due 07/31/2020*	27,000	29,295
Dynegy Holdings LLC Senior Notes 7.75% due 06/01/2019†(2)(5)(13)	50,000	63
GenOn Energy, Inc. Senior Notes 9.50% due 10/15/2018	10,000	11,100
GenOn Energy, Inc. Senior Notes 9.88% due 10/15/2020	50,000	55,000
NRG Energy, Inc. Company Guar. Notes 7.88% due 05/15/2021	85,000	90,737
		261,255
Insurance Brokers — 0.0%
Hub International, Ltd. Company Guar. Notes 8.13% due 10/15/2018*	5,000	5,200

Willis North America, Inc. Company Guar. Notes 6.20% due 03/28/2017	5,000	5,568
		10,768
Insurance-Life/Health — 0.1%
Aflac, Inc. Senior Notes 6.45% due 08/15/2040	20,000	23,490
Aflac, Inc. Senior Notes 6.90% due 12/17/2039	30,000	36,949
Nationwide Financial Services, Inc. Senior Notes 5.63% due 02/13/2015	10,000	10,614
OneAmerica Financial Partners, Inc. Bonds 7.00% due 10/15/2033*	20,000	19,706
Prudential Financial, Inc. FRS Jr. Sub. Notes 5.20% due 03/15/2044	37,000	34,965
Teachers Insurance & Annuity Assoc. of America Sub. Notes 6.85% due 12/16/2039*	15,000	18,319
		144,043
Insurance-Multi-line — 0.2%
Assurant, Inc. Senior Notes 6.75% due 02/15/2034	30,000	31,697
CNA Financial Corp. Senior Notes 5.75% due 08/15/2021	10,000	11,255
CNA Financial Corp. Senior Notes 6.50% due 08/15/2016	25,000	28,322
Genworth Financial, Inc. Senior Notes 7.63% due 09/24/2021	15,000	17,431
Hartford Financial Services Group, Inc. Senior Bonds 6.63% due 03/30/2040	25,000	29,716
Hartford Financial Services Group, Inc. FRS Jr. Sub. Debentures 8.13% due 06/15/2068	50,000	55,125
Loews Corp. Senior Notes 5.25% due 03/15/2016	15,000	16,447
MetLife, Inc. Jr. Sub. Notes 6.40% due 12/15/2066	45,000	46,013
Nationwide Mutual Insurance Co. Sub. Notes 8.25% due 12/01/2031*	15,000	18,697
		254,703
Insurance-Mutual — 0.1%
Liberty Mutual Group, Inc. Senior Notes 6.50% due 03/15/2035*	35,000	37,383
Liberty Mutual Group, Inc. FRS Company Guar. Notes 7.00% due 03/07/2067*	10,000	10,100
Liberty Mutual Group, Inc. FRS Company Guar. Notes 7.80% due 03/07/2087*	10,000	11,725
Massachusetts Mutual Life Insurance Co. Sub. Notes 8.88% due 06/01/2039*	45,000	65,947
		125,155
Insurance-Property/Casualty — 0.0%
Travelers Property Casualty Corp. Senior Notes 7.75% due 04/15/2026	15,000	19,962
Insurance-Reinsurance — 0.0%
Berkshire Hathaway Finance Corp. Company Guar. Notes 4.30% due 05/15/2043	25,000	22,706
Internet Infrastructure Equipment — 0.0%
CyrusOne LP/CyrusOne Finance Corp. Company Guar. Notes 6.38% due 11/15/2022*	10,000	10,250
Investment Management/Advisor Services — 0.0%
Neuberger Berman Group LLC/Neuberger Berman Finance Corp. Senior Notes 5.63% due 03/15/2020*	10,000	10,350
Neuberger Berman Group LLC/Neuberger Berman Finance Corp. Senior Notes 5.88% due 03/15/2022*	15,000	15,300
Nuveen Investments, Inc. Senior Notes 9.13% due 10/15/2017*	15,000	15,038
Nuveen Investments, Inc. Senior Notes 9.50% due 10/15/2020*	20,000	19,900
		60,588
Machine Tools & Related Products — 0.0%
Thermadyne Holdings Corp. Senior Sec. Notes 9.00% due 12/15/2017	30,000	32,325

Machinery-Construction & Mining — 0.0%
Terex Corp. Company Guar. Notes 6.00% due 05/15/2021	35,000	34,913
Terex Corp. Company Guar. Notes 6.50% due 04/01/2020	5,000	5,100
		40,013
Machinery-General Industrial — 0.0%
Manitowoc Co., Inc. Company Guar. Notes 5.88% due 10/15/2022	10,000	10,050
Medical Information Systems — 0.0%
IMS Health, Inc. Senior Notes 6.00% due 11/01/2020*	10,000	10,175
Medical Labs & Testing Services — 0.0%
Quest Diagnostics, Inc. Company Guar. Notes 4.75% due 01/30/2020	8,000	8,439
Quest Diagnostics, Inc. Company Guar. Notes 6.95% due 07/01/2037	20,000	23,343
		31,782
Medical Products — 0.0%
Biomet, Inc. Company Guar. Notes 6.50% due 08/01/2020	30,000	30,919
Teleflex, Inc. Company Guar. Notes 6.88% due 06/01/2019	20,000	21,100
		52,019
Medical-Drugs — 0.0%
Endo Pharmaceuticals Holdings, Inc. Company Guar. Notes 7.00% due 07/15/2019	20,000	20,200
Valeant Pharmaceuticals International Company Guar. Notes 6.75% due 10/01/2017*	5,000	5,175
Valeant Pharmaceuticals International Company Guar. Notes 6.88% due 12/01/2018*	15,000	15,375
Valeant Pharmaceuticals International Company Guar. Notes 7.00% due 10/01/2020*	5,000	5,100
VPI Escrow Corp. Senior Notes 6.38% due 10/15/2020*	5,000	4,944
		50,794
Medical-Generic Drugs — 0.0%
Mylan, Inc. Senior Notes 2.60% due 06/24/2018*(11)	5,000	4,927
Sky Growth Acquisition Corp. Company Guar. Notes 7.38% due 10/15/2020*	45,000	46,125
		51,052
Medical-HMO — 0.2%
Aetna, Inc. Senior Notes 6.00% due 06/15/2016	10,000	11,314
Aetna, Inc. Senior Notes 6.50% due 09/15/2018	15,000	17,769
CDRT Holding Corp. Senior Notes 9.25% due 10/01/2017*(6)	30,000	30,375
Cigna Corp. Senior Notes 5.38% due 02/15/2042	25,000	26,653
Coventry Health Care, Inc. Senior Notes 5.45% due 06/15/2021	25,000	27,847
Health Net, Inc. Senior Notes 6.38% due 06/01/2017	45,000	46,744
MultiPlan, Inc. Company Guar. Notes 9.88% due 09/01/2018*	30,000	32,625
UnitedHealth Group, Inc. Senior Notes 4.63% due 11/15/2041	20,000	19,199
WellPoint, Inc. Senior Notes 7.00% due 02/15/2019	35,000	42,020
		254,546
Medical-Hospitals — 0.2%
Acadia Healthcare Co., Inc. Company Guar. Notes 6.13% due 03/15/2021*(11)	10,000	10,000
Capella Healthcare, Inc. Company Guar. Notes 9.25% due 07/01/2017	35,000	37,100
CHS/Community Health Systems, Inc. Senior Sec. Notes 5.13% due 08/15/2018	20,000	20,300
CHS/Community Health Systems, Inc. Company Guar. Notes 8.00% due 11/15/2019	10,000	10,638
HCA, Inc. Senior Sec. Notes 6.50% due 02/15/2020	85,000	91,959
HCA, Inc. Company Guar. Notes 7.50% due 02/15/2022	5,000	5,538
IASIS Healthcare LLC/IASIS Capital Corp. Company Guar. Notes 8.38% due 05/15/2019	20,000	20,187
Tenet Healthcare Corp. Senior Sec. Notes 4.38% due 10/01/2021*	20,000	18,350

Tenet Healthcare Corp. Senior Sec. Notes 4.50% due 04/01/2021*	5,000	4,663
Tenet Healthcare Corp. Senior Sec. Notes 6.25% due 11/01/2018	35,000	36,837
United Surgical Partners International, Inc. Company Guar. Notes 9.00% due 04/01/2020	20,000	21,600
		277,172
Medical-Nursing Homes — 0.0%
Aviv Healthcare Properties LP/Aviv Healthcare Capital Corp. Company Guar. Notes 7.75% due 02/15/2019	25,000	26,688
Medical-Outpatient/Home Medical — 0.0%
Amsurg Corp. Company Guar. Notes 5.63% due 11/30/2020	20,000	20,000
Surgical Care Affiliates, Inc. Senior Notes 8.88% due 07/15/2015*(6)	16,477	16,477
Surgical Care Affiliates, Inc. Senior Sub. Notes 10.00% due 07/15/2017*	15,000	15,450
		51,927
Multimedia — 0.1%
NBCUniversal Media LLC Senior Notes 6.40% due 04/30/2040	20,000	23,918
News America, Inc. Company Guar. Notes 7.75% due 01/20/2024	20,000	24,012
News America, Inc. Company Guar. Debentures 7.75% due 12/01/2045	10,000	12,965
Time Warner Cos., Inc. Company Guar. Notes 9.15% due 02/01/2023	10,000	13,578
Time Warner Entertainment Co. LP Company Guar. Notes 8.38% due 03/15/2023	19,000	23,666
Time Warner Entertainment Co. LP Company Guar. Notes 8.38% due 07/15/2033	6,000	7,072
Time Warner, Inc. Company Guar. Notes 4.70% due 01/15/2021	10,000	10,701
Time Warner, Inc. Company Guar. Notes 7.70% due 05/01/2032	45,000	57,214
		173,126
Non-Hazardous Waste Disposal — 0.0%
Republic Services, Inc. Company Guar. Notes 3.80% due 05/15/2018	5,000	5,281
Republic Services, Inc. Company Guar. Notes 5.50% due 09/15/2019	15,000	16,977
Republic Services, Inc. Company Guar. Notes 5.70% due 05/15/2041	5,000	5,454
		27,712
Oil & Gas Drilling — 0.1%
Atwood Oceanics, Inc. Senior Notes 6.50% due 02/01/2020	15,000	15,562
Hercules Offshore, Inc. 8.75% due 07/15/2021*(11)	10,000	10,000
Hercules Offshore, Inc. Company Guar. Notes 10.50% due 10/15/2017*	30,000	32,025
Pride International, Inc. Company Guar. Notes 7.88% due 08/15/2040	45,000	61,591
		119,178
Oil Companies-Exploration & Production — 0.8%
Anadarko Petroleum Corp. Senior Notes 5.95% due 09/15/2016	15,000	16,825
Athlon Holdings LP/Athlon Finance Corp. Company Guar. Notes 7.38% due 04/15/2021*	23,000	22,712
Aurora USA Oil & Gas, Inc. Company Guar. Notes 9.88% due 02/15/2017*	20,000	20,800
Carrizo Oil & Gas, Inc. Company Guar. Notes 8.63% due 10/15/2018	45,000	48,150
Chaparral Energy, Inc. Company Guar. Notes 8.25% due 09/01/2021	20,000	21,050
Chaparral Energy, Inc. Company Guar. Notes 9.88% due 10/01/2020	25,000	27,750
Chesapeake Energy Corp. Company Guar. Notes 5.75% due 03/15/2023	5,000	5,063
Chesapeake Oilfield Operating LLC/Chesapeake Oilfield Finance, Inc. Company Guar. Notes 6.63% due 11/15/2019*	30,000	29,700
Concho Resources, Inc. Company Guar. Notes 5.50% due 10/01/2022	10,000	9,900
Concho Resources, Inc. Company Guar. Notes 5.50% due 04/01/2023	10,000	9,850

Concho Resources, Inc. Company Guar. Notes 6.50% due 01/15/2022	30,000	31,725
Continental Resources, Inc. Company Guar. Notes 4.50% due 04/15/2023*	15,000	14,588
Continental Resources, Inc. Company Guar. Notes 5.00% due 09/15/2022	45,000	45,787
CrownRock LP/CrownRock Finance, Inc. Senior Notes 7.13% due 04/15/2021*	10,000	9,800
Denbury Resources, Inc. Company Guar. Notes 6.38% due 08/15/2021	5,000	5,250
Denbury Resources, Inc. Company Guar. Notes 8.25% due 02/15/2020	45,000	48,600
EOG Resources, Inc. Senior Notes 5.63% due 06/01/2019	15,000	17,549
EP Energy LLC/EP Energy Finance, Inc. Senior Notes 9.38% due 05/01/2020	50,000	56,500
EP Energy LLC/Everest Acquisition Finance, Inc. Senior Sec. Notes 6.88% due 05/01/2019	10,000	10,700
EP Energy LLC/Everest Acquisition Finance, Inc. Company Guar. Notes 7.75% due 09/01/2022	10,000	10,700
EPE Holdings LLC/EP Energy Bond Co., Inc. Senior Notes 8.88% due 12/15/2017*(6)(17)	15,643	15,956
EXCO Resources, Inc. Company Guar. Notes 7.50% due 09/15/2018	75,000	70,125
Goodrich Petroleum Corp. Company Guar. Notes 8.88% due 03/15/2019	35,000	34,475
Gulfport Energy Corp. Company Guar. Notes 7.75% due 11/01/2020*	30,000	30,375
Halcon Resources Corp. Company Guar. Notes 8.88% due 05/15/2021	50,000	48,500
Kerr-McGee Corp. Company Guar. Notes 7.88% due 09/15/2031	15,000	18,729
Laredo Petroleum, Inc. Company Guar. Notes 7.38% due 05/01/2022	10,000	10,500
Laredo Petroleum, Inc. Company Guar. Notes 9.50% due 02/15/2019	40,000	44,000
Linn Energy LLC/Linn Energy Finance Corp. Company Guar. Notes 6.25% due 11/01/2019*	30,000	28,575
Milagro Oil & Gas, Inc. Sec. Notes 10.50% due 05/15/2016	30,000	21,750
Newfield Exploration Co. Senior Notes 5.75% due 01/30/2022	25,000	24,750
Northern Oil and Gas, Inc. Company Guar. Notes 8.00% due 06/01/2020	35,000	35,350
Oasis Petroleum, Inc. Company Guar. Notes 6.88% due 01/15/2023	15,000	15,450
Plains Exploration & Production Co. Company Guar. Notes 6.75% due 02/01/2022	64,000	67,826
Range Resources Corp. Company Guar. Notes 5.00% due 08/15/2022	10,000	9,775
Range Resources Corp. Company Guar. Notes 6.75% due 08/01/2020	15,000	16,087
Rosetta Resources, Inc. Company Guar. Notes 5.63% due 05/01/2021	10,000	9,763
Rosetta Resources, Inc. Company Guar. Notes 9.50% due 04/15/2018	40,000	43,200
Samson Investment Co. Senior Notes 10.00% due 02/15/2020*	55,000	57,956
SandRidge Energy, Inc. Company Guar. Notes 7.50% due 03/15/2021	10,000	9,550
SM Energy Co. Senior Notes 6.50% due 11/15/2021	10,000	10,500
SM Energy Co. Senior Notes 6.50% due 01/01/2023	5,000	5,250
SM Energy Co. Senior Notes 6.63% due 02/15/2019	15,000	15,712
Unit Corp. Company Guar. Notes 6.63% due 05/15/2021	25,000	25,500
Whiting Petroleum Corp. Company Guar. Notes 7.00% due 02/01/2014	50,000	51,125
WPX Energy, Inc. Senior Notes 5.25% due 01/15/2017	35,000	35,875

WPX Energy, Inc. Senior Notes 6.00% due 01/15/2022	10,000	10,100
		1,229,753
Oil Refining & Marketing — 0.0%
Motiva Enterprises LLC Senior Notes 6.85% due 01/15/2040*	20,000	25,069
Oil-Field Services — 0.1%
Forbes Energy Services, Ltd. Company Guar. Notes 9.00% due 06/15/2019	20,000	19,700
Frac Tech Services LLC/Frac Tech Finance,, Inc. Company Guar. Notes 8.13% due 11/15/2018*	22,000	22,825
Hiland Partners LP/Hiland Partners Finance Corp. Company Guar. Notes 7.25% due 10/01/2020*	10,000	10,300
Key Energy Services, Inc. Company Guar. Notes 6.75% due 03/01/2021	35,000	33,600
Weatherford International, Inc. Company Guar. Notes 6.35% due 06/15/2017	5,000	5,585
Weatherford International, Inc. Company Guar. Notes 6.80% due 06/15/2037	5,000	5,239
		97,249
Paper & Related Products — 0.1%
Georgia-Pacific LLC Company Guar. Notes 5.40% due 11/01/2020*	45,000	50,180
Georgia-Pacific LLC Senior Notes 7.75% due 11/15/2029	10,000	12,894
International Paper Co. Senior Notes 7.95% due 06/15/2018	11,000	13,469
International Paper Co. Senior Notes 8.70% due 06/15/2038	5,000	6,786
International Paper Co. Senior Notes 9.38% due 05/15/2019	29,000	37,904
Westvaco Corp. Company Guar. Notes 7.95% due 02/15/2031	5,000	5,772
		127,005
Petrochemicals — 0.0%
TPC Group, Inc. Sec. Notes 8.75% due 12/15/2020*	30,000	30,675
Pipelines — 0.3%
Access Midstream Partners LP/ACMP Finance Corp. Company Guar. Notes 4.88% due 05/15/2023	40,000	37,100
Access Midstream Partners LP/ACMP Finance Corp. Company Guar. Notes 6.13% due 07/15/2022	10,000	10,125
Atlas Pipeline Partners LP/Atlas Pipeline Finance Corp. Company Guar. Notes 6.63% due 10/01/2020*	10,000	10,025
Chesapeake Midstream Partners LP/CHKM Finance Corp. Company Guar. Notes 5.88% due 04/15/2021	22,000	22,330
Crosstex Energy LP/Crosstex Energy Finance Corp. Company Guar. Notes 7.13% due 06/01/2022	10,000	10,100
Crosstex Energy LP/Crosstex Energy Finance Corp. Company Guar. Notes 8.88% due 02/15/2018	45,000	47,700
DCP Midstream LLC Senior Notes 5.35% due 03/15/2020*	20,000	21,296
Duke Capital Corp. Company Guar. Notes 8.00% due 10/01/2019	15,000	18,984
El Paso LLC Senior Sec. Notes 7.00% due 06/15/2017	85,000	92,409
El Paso LLC Senior Sec. Notes 7.75% due 01/15/2032	35,000	37,185
El Paso Natural Gas Co. Senior Notes 8.38% due 06/15/2032	30,000	39,700
El Paso Pipeline Partners Operating Co. LLC Company Guar. Notes 6.50% due 04/01/2020	10,000	11,574
Energy Transfer Equity LP Senior Sec. Notes 7.50% due 10/15/2020	35,000	38,237
Energy Transfer Partners LP Senior Notes 5.20% due 02/01/2022	15,000	15,874
Energy Transfer Partners LP Senior Notes 6.50% due 02/01/2042	15,000	15,996
Enterprise Products Operating LLC Company Guar. Notes 4.85% due 08/15/2042	20,000	18,849
Regency Energy Partners LP/Regency Energy Finance Corp. Company Guar. Notes 4.50% due 11/01/2023*	20,000	18,100

Regency Energy Partners LP/Regency Energy Finance Corp. Company Guar. Notes 5.50% due 04/15/2023	15,000	14,775
Spectra Energy Capital LLC Company Guar. Notes 6.20% due 04/01/2018	10,000	11,652
Spectra Energy Partners LP Senior Notes 4.60% due 06/15/2021	15,000	15,282
Williams Cos., Inc. Senior Bonds 7.75% due 06/15/2031	14,000	16,351
Williams Cos., Inc. Senior Notes 7.88% due 09/01/2021	9,000	10,864
		534,508
Printing-Commercial — 0.0%
Cenveo Corp. Sec. Notes 8.88% due 02/01/2018	10,000	9,650
Property Trust — 0.0%
WEA Finance LLC Company Guar. Notes 6.75% due 09/02/2019*	15,000	17,715
WEA Finance LLC Company Guar. Notes 7.13% due 04/15/2018*	20,000	23,735
		41,450
Protection/Safety — 0.0%
Rural/Metro Corp. Senior Notes 10.13% due 07/15/2019*(18)(19)	10,000	8,500
Publishing-Periodicals — 0.0%
Nielsen Finance LLC/Nielsen Finance Co. Senior Notes 4.50% due 10/01/2020*	10,000	9,600
Nielsen Finance LLC/Nielsen Finance Co. Company Guar. Notes 7.75% due 10/15/2018	5,000	5,375
		14,975
Quarrying — 0.0%
Compass Minerals International, Inc. Company Guar. Notes 8.00% due 06/01/2019	40,000	42,600
Racetracks — 0.1%
Yonkers Racing Corp. Sec. Notes 11.38% due 07/15/2016*	64,000	67,600
Radio — 0.0%
Cumulus Media Holdings, Inc. Company Guar. Notes 7.75% due 05/01/2019	20,000	19,550
Entercom Radio LLC Company Guar. Notes 10.50% due 12/01/2019	30,000	33,675
Sirius XM Radio, Inc. Company Guar. Notes 5.25% due 08/15/2022*	5,000	4,850
		58,075
Real Estate Investment Trusts — 0.2%
American Tower Corp. Senior Notes 7.00% due 10/15/2017	25,000	28,965
Corrections Corp. of America Senior Notes 4.13% due 04/01/2020*	10,000	9,775
Corrections Corp. of America Senior Notes 4.63% due 05/01/2023*	5,000	4,900
Developers Diversified Realty Corp. Senior Notes 7.88% due 09/01/2020	35,000	42,692
Duke Realty LP Senior Notes 6.50% due 01/15/2018	10,000	11,499
EPR Properties Senior Notes 5.25% due 07/15/2023	15,000	14,568
Health Care REIT, Inc. Senior Notes 3.75% due 03/15/2023	15,000	14,260
Highwoods Properties, Inc. Senior Notes 5.85% due 03/15/2017	20,000	21,862
Host Hotels & Resorts LP Senior Notes 5.25% due 03/15/2022	2,000	2,072
Host Hotels & Resorts LP Senior Notes 6.00% due 10/01/2021	3,000	3,251
iStar Financial Inc. Senior Notes 3.00% due 11/15/2016	15,000	17,794
iStar Financial, Inc. Senior Notes 7.13% due 02/15/2018	15,000	15,563
iStar Financial, Inc. Senior Notes 9.00% due 06/01/2017	20,000	22,300
MPT Operating Partnership LP/MPT Finance Corp. Company Guar. Notes 6.38% due 02/15/2022	15,000	15,750
MPT Operating Partnership LP/MPT Finance Corp. Company Guar. Notes 6.88% due 05/01/2021	10,000	10,600

Omega Healthcare Investors, Inc. Company Guar. Notes 6.75% due 10/15/2022	15,000	15,975
Rayonier, Inc. Company Guar. Notes 3.75% due 04/01/2022	10,000	9,753
SL Green Realty Corp./SL Green Operating Partnership Senior Notes 5.00% due 08/15/2018	20,000	21,294
Tanger Properties LP Senior Notes 6.13% due 06/01/2020	15,000	17,520
Weyerhaeuser Co. Senior Notes 7.13% due 07/15/2023	15,000	17,832
Weyerhaeuser Co. Senior Notes 7.38% due 03/15/2032	20,000	24,009
		342,234
Real Estate Management/Services — 0.0%
CB Richard Ellis Services, Inc. Company Guar. Notes 6.63% due 10/15/2020	10,000	10,550
CBRE Services, Inc. Company Guar. Notes 5.00% due 03/15/2023	10,000	9,475
Realogy Corp. Senior Sec. Notes 7.88% due 02/15/2019*	10,000	10,550
Realogy Corp. Senior Sec. Notes 9.00% due 01/15/2020*	5,000	5,575
Realogy Group LLC Senior Sec. Notes 7.63% due 01/15/2020*	5,000	5,413
		41,563
Recycling — 0.0%
Aleris International, Inc. Escrow Notes 9.00% due 12/15/2014†(1)(11)	50,000	2
Rental Auto/Equipment — 0.1%
Ashtead Capital, Inc. Sec. Notes 6.50% due 07/15/2022*	15,000	15,637
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. Company Guar. Notes 5.50% due 04/01/2023*	10,000	9,650
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. Company Guar. Notes 8.25% due 01/15/2019	5,000	5,438
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. Company Guar. Notes 9.75% due 03/15/2020	10,000	11,500
ERAC USA Finance LLC Senior Notes 4.50% due 08/16/2021*	45,000	47,059
Hertz Corp. Company Guar. Notes 5.88% due 10/15/2020	10,000	10,300
Hertz Corp. Company Guar. Notes 6.25% due 10/15/2022	15,000	15,656
Hertz Corp. Company Guar. Notes 7.50% due 10/15/2018	15,000	16,087
Rent-A-Center, Inc. Senior Notes 4.75% due 05/01/2021*	15,000	14,213
United Rentals Merger Sub Corp. Company Guar. Notes 9.25% due 12/15/2019	30,000	33,075
United Rentals North America, Inc. Company Guar. Notes 7.63% due 04/15/2022	20,000	21,650
		200,265
Research & Development — 0.0%
Jaguar Holding Co. I Senior Notes 9.38% due 10/15/2017*(6)	10,000	10,450
Jaguar Holding Co. II/Jaguar Merger Sub, Inc. Senior Notes 9.50% due 12/01/2019*	30,000	33,150
		43,600
Resorts/Theme Parks — 0.0%
Cedar Fair LP Company Guar. Notes 5.25% due 03/15/2021*	15,000	14,400
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp. Company Guar. Notes 9.13% due 08/01/2018	5,000	5,450
Six Flags Entertainment Corp. Company Guar. Notes 5.25% due 01/15/2021*	20,000	19,300
		39,150
Retail-Apparel/Shoe — 0.1%
Burlington Coat Factory Warehouse Corp. Company Guar. Notes 10.00% due 02/15/2019	25,000	27,625
Burlington Holdings LLC/Burlington Holding Finance, Inc. Senior Notes 9.00% due 02/15/2018*(6)	10,000	10,250

L Brands, Inc. Company Guar. Notes 6.63% due 04/01/2021	45,000	48,881
Limited Brands, Inc. Company Guar. Notes 5.63% due 02/15/2022	20,000	20,300
		107,056
Retail-Arts & Crafts — 0.0%
Michaels Stores, Inc. Company Guar. Notes 11.38% due 11/01/2016	20,000	20,850
Retail-Auto Parts — 0.0%
O’Reilly Automotive, Inc. Company Guar. Notes 3.85% due 06/15/2023	10,000	9,711
Retail-Automobile — 0.0%
AutoNation, Inc. Company Guar. Notes 5.50% due 02/01/2020	10,000	10,400
AutoNation, Inc. Company Guar. Notes 6.75% due 04/15/2018	25,000	27,875
Penske Automotive Group, Inc. Company Guar. Notes 5.75% due 10/01/2022	20,000	20,400
		58,675
Retail-Discount — 0.0%
Costco Wholesale Corp. Senior Notes 1.70% due 12/15/2019	5,000	4,814
Retail-Drug Store — 0.1%
CVS Pass-Through Trust Pass Through Certs. 7.51% due 01/10/2032*	74,439	91,735
Rite Aid Corp. Senior Sec. Notes 8.00% due 08/15/2020	10,000	11,075
Rite Aid Corp. Company Guar. Notes 9.25% due 03/15/2020	25,000	27,594
		130,404
Retail-Fabric Store — 0.0%
Jo-Ann Stores Holdings, Inc. Senior Notes 9.75% due 10/15/2019*(6)	10,000	10,275
Jo-Ann Stores, Inc. Senior Notes 8.13% due 03/15/2019*	30,000	30,600
		40,875
Retail-Jewelry — 0.1%
Claire’s Stores, Inc. Senior Sec. Notes 6.13% due 03/15/2020*	5,000	4,912
Claire’s Stores, Inc. Sec. Notes 8.88% due 03/15/2019	25,000	26,250
Claire’s Stores, Inc. Senior Sec. Notes 9.00% due 03/15/2019*	30,000	33,000
		64,162
Retail-Major Department Stores — 0.0%
TJX Cos., Inc. Senior Notes 2.50% due 05/15/2023	15,000	13,902
Retail-Misc./Diversified — 0.0%
CST Brands, Inc. Company Guar. Notes 5.00% due 05/01/2023*	30,000	29,250
Retail-Pet Food & Supplies — 0.0%
Petco Animal Supplies, Inc. Company Guar. Notes 9.25% due 12/01/2018*	20,000	21,550
Petco Holdings, Inc. Senior Notes 8.50% due 10/15/2017*(6)	15,000	15,300
		36,850
Retail-Propane Distribution — 0.0%
Ferrellgas LP/Ferrellgas Finance Corp.
Senior Notes
6.50% due 05/01/2021	15,000	15,038
Ferrellgas LP/Ferrellgas Finance Corp. Senior Notes 9.13% due 10/01/2017	20,000	20,900
Suburban Propane Partners LP/Suburban Energy Finance Corp. Senior Notes 7.38% due 08/01/2021	21,000	21,840
		57,778
Retail-Regional Department Stores — 0.1%
Bon-Ton Department Stores, Inc. Sec. Notes 8.00% due 06/15/2021*	5,000	5,081
Bon-Ton Department Stores, Inc. Sec. Notes 10.63% due 07/15/2017	12,000	12,000
Federated Retail Holdings, Inc. Company Guar. Notes 5.90% due 12/01/2016	13,000	14,768
Macy’s Retail Holdings, Inc. Company Guar. Notes 3.88% due 01/15/2022	5,000	5,013
Macy’s Retail Holdings, Inc. Company Guar. Notes 5.13% due 01/15/2042	5,000	4,824
Macy’s Retail Holdings, Inc. Company Guar. Notes 6.65% due 07/15/2024	6,000	7,090

Neiman-Marcus Group, Inc. Senior Notes 7.13% due 06/01/2028	30,000	30,000
		78,776
Retail-Restaurants — 0.2%
Burger King Corp. Company Guar. Notes 9.88% due 10/15/2018	25,000	27,875
Carrols Restaurant Group Inc. Sec. Notes 11.25% due 05/15/2018	5,000	5,625
Darden Restaurants, Inc. Senior Notes 6.80% due 10/15/2037	45,000	47,849
Dave & Buster’s, Inc. Company Guar. Notes 11.00% due 06/01/2018	35,000	38,762
DineEquity, Inc. Company Guar. Notes 9.50% due 10/30/2018	35,000	38,850
Landry’s Holdings II, Inc. Senior Notes 10.25% due 01/01/2018*	15,000	15,525
Landry’s, Inc. Senior Notes 9.38% due 05/01/2020*	20,000	21,100
McDonald’s Corp. Senior Notes 5.70% due 02/01/2039	18,000	21,271
McDonald’s Corp. Senior Notes 6.30% due 10/15/2037	22,000	27,520
		244,377
Retail-Sporting Goods — 0.0%
Academy Ltd./Academy Finance Corp.* Company Guar. Notes 9.25% due 08/01/2019	5,000	5,538
New Academy Finance Co., LLC/New Academy Finance Corp. Senior Notes 8.00% due 06/15/2018*(6)	20,000	20,500
		26,038
Satellite Telecom — 0.1%
Hughes Satellite Systems Corp. Senior Sec. Notes 6.50% due 06/15/2019	35,000	37,100
Hughes Satellite Systems Corp. Company Guar. Notes 7.63% due 06/15/2021	40,000	42,500
		79,600
Security Services — 0.0%
ADT Corp. Senior Notes 3.50% due 07/15/2022	12,000	11,034
ADT Corp. Senior Notes 4.88% due 07/15/2042	8,000	6,792
		17,826
Semiconductor Components-Integrated Circuits — 0.0%
Jazz Technologies, Inc. Company Guar. Notes 8.00% due 06/30/2015	23,000	21,160
Special Purpose Entities — 0.0%
Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp. Senior Sec. Notes 9.50% due 06/15/2019*	18,000	19,440
ROC Finance LLC/ROC Finance 1 Corp. Sec. Notes 12.13% due 09/01/2018*	35,000	39,813
		59,253
Steel Pipe & Tube — 0.0%
Atkore International, Inc. Senior Sec. Notes 9.88% due 01/01/2018	50,000	53,000
Steel-Producers — 0.0%
Edgen Murray Corp. Senior Sec. Notes 8.75% due 11/01/2020*	15,000	14,925
Ryerson, Inc./Joseph T Ryerson & Son, Inc.
Senior Sec. Notes
9.00% due 10/15/2017*	15,000	15,225
Steel Dynamics, Inc. Company Guar. Notes 6.13% due 08/15/2019*	5,000	5,288
Steel Dynamics, Inc. Company Guar. Notes 6.38% due 08/15/2022*	5,000	5,275
Steel Dynamics, Inc. Company Guar. Notes 7.63% due 03/15/2020	10,000	10,650
		51,363
Steel-Specialty — 0.0%
Allegheny Technologies, Inc. Senior Notes 9.38% due 06/01/2019	13,000	16,042
Telecom Equipment-Fiber Optics — 0.0%
Corning, Inc. Senior Notes 5.75% due 08/15/2040	5,000	5,446
Telecom Services — 0.2%
Clearwire Communications LLC/Clearwire Finance, Inc. Senior Sec. Notes 12.00% due 12/01/2015*	45,000	47,812
PAETEC Holding Corp. Company Guar. Notes 9.88% due 12/01/2018	30,000	33,150

Qwest Corp. Senior Notes 6.75% due 12/01/2021	51,000	56,775
SBA Telecommunications, Inc. Company Guar. Notes 5.75% due 07/15/2020*	5,000	5,013
SBA Telecommunications, Inc. Company Guar. Notes 8.25% due 08/15/2019	3,000	3,248
SBA Tower Trust Sec. Notes 5.10% due 04/15/2017*	55,000	60,153
West Corp. Company Guar. Notes 7.88% due 01/15/2019	25,000	26,000
West Corp. Company Guar. Notes 8.63% due 10/01/2018	15,000	16,031
		248,182
Telecommunication Equipment — 0.1%
Avaya, Inc. Senior Sec. Notes 7.00% due 04/01/2019*	45,000	40,612
Avaya, Inc. Company Guar. Notes 10.50% due 03/01/2021*	10,000	7,575
Lucent Technologies, Inc. Senior Notes 6.45% due 03/15/2029	25,000	18,938
		67,125
Telephone-Integrated — 0.4%
AT&T, Inc. Senior Notes 2.63% due 12/01/2022	45,000	41,190
AT&T, Inc. Senior Notes 4.35% due 06/15/2045	5,000	4,350
AT&T, Inc. Senior Notes 6.30% due 01/15/2038	50,000	55,588
Century Telephone Enterprise, Inc. Senior Notes 6.88% due 01/15/2028	40,000	39,000
CenturyLink, Inc. Senior Notes 5.63% due 04/01/2020	5,000	5,050
Cincinnati Bell, Inc. Company Guar. Notes 8.25% due 10/15/2017	10,000	10,425
Cincinnati Bell, Inc. Company Guar. Notes 8.38% due 10/15/2020	5,000	5,137
Cincinnati Bell, Inc. Company Guar. Notes 8.75% due 03/15/2018	5,000	5,006
Frontier Communications Corp. Senior Notes 7.63% due 04/15/2024	5,000	5,013
Frontier Communications Corp. Senior Notes 8.13% due 10/01/2018	10,000	10,975
Frontier Communications Corp. Senior Notes 8.50% due 04/15/2020	55,000	60,637
Frontier Communications Corp. Senior Notes 9.25% due 07/01/2021	10,000	11,425
Level 3 Financing, Inc. Company Guar. Notes 7.00% due 06/01/2020	20,000	19,950
Level 3 Financing, Inc. Company Guar. Notes 8.13% due 07/01/2019	5,000	5,250
Level 3 Financing, Inc. Company Guar. Notes 8.63% due 07/15/2020	20,000	21,300
Level 3 Financing, Inc. Company Guar. Notes 9.38% due 04/01/2019	20,000	21,600
New Jersey Bell Telephone Senior Debentures 8.00% due 06/01/2022	25,000	31,097
Sprint Capital Corp. Company Guar. Notes 6.88% due 11/15/2028	120,000	115,200
Verizon Global Funding Corp. Senior Notes 7.75% due 12/01/2030	50,000	64,777
Verizon New England, Inc. Senior Notes 4.75% due 10/01/2013	20,000	20,207
Windstream Corp. Company Guar. Notes 6.38% due 08/01/2023	10,000	9,350
Windstream Corp. Company Guar. Notes 7.75% due 10/01/2021	20,000	20,700
Windstream Corp. Company Guar. Notes 7.88% due 11/01/2017	45,000	49,387
Windstream Corp. Company Guar. Notes 8.13% due 08/01/2013	5,000	5,013
Windstream Corp. Company Guar. Notes 8.13% due 09/01/2018	10,000	10,650
		648,277
Television — 0.1%
Gray Television, Inc. Company Guar. Notes 7.50% due 10/01/2020	15,000	15,300
Sinclair Television Group, Inc. Company Guar. Notes 5.38% due 04/01/2021	10,000	9,600

Sinclair Television Group, Inc. Senior Notes 6.13% due 10/01/2022	10,000	10,000
Univision Communications, Inc. Company Guar. Notes 8.50% due 05/15/2021*	25,000	26,563
Viacom, Inc. Company Guar. Notes 7.88% due 07/30/2030	25,000	31,853
		93,316
Theaters — 0.1%
AMC Entertainment, Inc. Company Guar. Notes 9.75% due 12/01/2020	30,000	33,975
Carmike Cinemas, Inc. Sec. Notes 7.38% due 05/15/2019	15,000	16,125
Cinemark USA, Inc. Company Guar. Notes 4.88% due 06/01/2023*	5,000	4,800
Cinemark USA, Inc. Company Guar. Notes 7.38% due 06/15/2021	15,000	16,275
Regal Entertainment Group Senior Notes 5.75% due 06/15/2023	10,000	9,675
Regal Entertainment Group Company Guar. Notes 9.13% due 08/15/2018	18,000	19,800
		100,650
Tobacco — 0.0%
Altria Group, Inc. Company Guar. Notes 2.85% due 08/09/2022	20,000	18,494
Altria Group, Inc. Company Guar. Notes 9.25% due 08/06/2019	10,000	13,244
Altria Group, Inc. Company Guar. Notes 9.70% due 11/10/2018	11,000	14,623
		46,361
Transport-Air Freight — 0.0%
Air Medical Group Holdings, Inc. Senior Sec. Notes 9.25% due 11/01/2018	31,000	33,403
Transport-Rail — 0.1%
Burlington Northern Santa Fe LLC Senior Notes 5.40% due 06/01/2041	15,000	15,927
Burlington Northern Santa Fe LLC Senior Notes 5.75% due 03/15/2018	15,000	17,218
Burlington Northern Santa Fe LLC Senior Notes 5.75% due 05/01/2040	15,000	16,706
CSX Corp. Senior Notes 4.75% due 05/30/2042	10,000	9,565
Kansas City Southern Railway Senior Notes 4.30% due 05/15/2043*(11)	3,000	2,703
Norfolk Southern Corp. Senior Notes 6.00% due 05/23/2111	20,000	21,978
Union Pacific Railroad Co. 2004 Pass Through Trust Pass Thru Certs. Series 2004-2 5.21% due 09/30/2014*	10,000	10,438
Watco Cos. LLC/Watco Finance Corp. Company Guar. Notes 6.38% due 04/01/2023*	20,000	19,900
		114,435
Transport-Truck — 0.0%
Swift Services Holdings, Inc. Sec. Notes 10.00% due 11/15/2018	35,000	38,675
Travel Services — 0.1%
Sabre Holdings Corp.
Senior Notes
8.35% due 03/15/2016	45,000	48,150
Sabre, Inc. Senior Sec. Notes 8.50% due 05/15/2019*	25,000	26,625
Travelport LLC Company Guar. Notes 11.88% due 09/01/2016	10,000	9,300
Travelport LLC/Travelport Holdings, Inc. Company Guar. Notes 13.88% due 03/01/2016*(6)	22,300	22,802
		106,877
Web Hosting/Design — 0.0%
Equinix, Inc. Senior Notes 7.00% due 07/15/2021	10,000	10,850
Wireless Equipment — 0.0%
Crown Castle International Corp. Senior Notes 5.25% due 01/15/2023	15,000	14,400
Crown Castle International Corp. Senior Notes 7.13% due 11/01/2019	10,000	10,675
		25,075
Total U.S. Corporate Bonds & Notes (cost $15,107,867)		15,766,360
FOREIGN CORPORATE BONDS & NOTES — 1.5%
Agricultural Chemicals — 0.0%
Agrium, Inc. Senior Notes 3.50% due 06/01/2023	6,000	5,771

Agrium, Inc. Senior Notes 4.90% due 06/01/2043	19,000	17,955
Nufarm Australia, Ltd. Company Guar. Notes 6.38% due 10/15/2019*	10,000	9,975
		33,701
Banks-Commercial — 0.2%
Barclays Bank PLC Sub. Notes 10.18% due 06/12/2021*	80,000	101,455
Commonwealth Bank of Australia Senior Notes 3.75% due 10/15/2014*	5,000	5,194
Commonwealth Bank of Australia Senior Notes 5.00% due 10/15/2019*	10,000	11,190
HBOS PLC Sub. Notes 6.00% due 11/01/2033*	50,000	46,128
Macquarie Bank, Ltd. Sub. Notes 6.63% due 04/07/2021*	60,000	63,487
Santander Issuances S.A Unipersonal Bank Guar. Notes 5.91% due 06/20/2016*	100,000	106,023
		333,477
Building Products-Doors & Windows — 0.0%
Masonite International Corp. Company Guar. Notes 8.25% due 04/15/2021*	30,000	32,325
Building Products-Wood — 0.0%
Ainsworth Lumber Co., Ltd. Senior Sec. Notes 7.50% due 12/15/2017*	10,000	10,600
Building-Residential/Commercial — 0.0%
Brookfield Residential Properties, Inc. Company Guar. Notes 6.50% due 12/15/2020*	25,000	25,187
Brookfield Residential Properties, Inc./Brookfield Residential US Corp. Company Guar. Notes 6.13% due 07/01/2022*(11)	10,000	9,813
		35,000
Cellular Telecom — 0.1%
NII International Telecom SCA Company Guar. Notes 7.88% due 08/15/2019*	20,000	18,950
NII International Telecom SCA Company Guar. Notes 11.38% due 08/15/2019*	10,000	10,700
Rogers Communications, Inc. Company Guar. Notes 6.80% due 08/15/2018	25,000	30,182
		59,832
Diversified Banking Institutions — 0.1%
Royal Bank of Scotland Group PLC Sub. Notes 6.10% due 06/10/2023	20,000	18,974
Royal Bank of Scotland PLC FRS Sub. Notes 9.50% due 03/16/2022	40,000	44,208
		63,182
Diversified Financial Services — 0.0%
National Money Mart Co. Company Guar. Notes 10.38% due 12/15/2016	15,000	15,900
Diversified Manufacturing Operations — 0.0%
Bombardier, Inc. Senior Notes 6.13% due 01/15/2023*	15,000	14,888
Bombardier, Inc. Senior Notes 7.75% due 03/15/2020*	15,000	16,650
		31,538
Diversified Minerals — 0.1%
FMG Resources August 2006 Pty, Ltd. Company Guar. Notes 6.88% due 02/01/2018*	40,000	39,500
FMG Resources August 2006 Pty, Ltd.
Company Guar. Notes
6.88% due 04/01/2022*	15,000	14,550
FMG Resources August 2006 Pty, Ltd. Company Guar. Notes 8.25% due 11/01/2019*	20,000	20,600
Xstrata Canada Financial Corp. Company Guar. Notes 6.00% due 11/15/2041*	5,000	4,478
Xstrata Finance Canada, Ltd. Company Guar. Bonds 5.80% due 11/15/2016*	15,000	16,363
		95,491
Electric Products-Misc. — 0.1%
Legrand France SA Senior Notes 8.50% due 02/15/2025	86,000	108,109
Electric-Integrated — 0.1%
Electricite de France Senior Notes 6.95% due 01/26/2039*	35,000	42,993
Energy East Corp. Notes 6.75% due 07/15/2036	10,000	10,373
PPL WEM Holdings PLC Senior Notes 5.38% due 05/01/2021*	70,000	76,764
		130,130

Food-Retail — 0.0%
Delhaize Group SA Company Guar. Notes 4.13% due 04/10/2019	15,000		15,452
Gambling (Non-Hotel) — 0.0%
Great Canadian Gaming Corp. Company Guar. Notes 6.63% due 07/25/2022*	CAD	35,000	34,361
Gold Mining — 0.0%
Eldorado Gold Corp. Senior Notes 6.13% due 12/15/2020*	10,000		9,650
IAMGOLD Corp. Company Guar. Notes 6.75% due 10/01/2020*	25,000		21,125
New Gold, Inc. Senior Notes 6.25% due 11/15/2022*	5,000		4,788
New Gold, Inc. Company Guar. Notes 7.00% due 04/15/2020*	15,000		15,150
			50,713
Insurance Brokers — 0.0%
Willis Group Holdings PLC Company Guar. Notes 5.75% due 03/15/2021	35,000		37,893
Machinery-Material Handling — 0.0%
Dematic SA/DH Services Luxembourg Sarl Company Guar. Notes 7.75% due 12/15/2020*	25,000		26,125
Medical-Drugs — 0.0%
VPII Escrow Corp. Senior Notes 6.75% due 08/15/2018*(11)	25,000		25,625
Metal-Aluminum — 0.0%
Novelis, Inc. Company Guar. Notes 8.75% due 12/15/2020	20,000		21,450
Metal-Copper — 0.0%
Inmet Mining Corp. Company Guar. Notes 7.50% due 06/01/2021*	5,000		4,788
Metal-Diversified — 0.0%
Rio Tinto Finance USA, Ltd. Company Guar. Notes 5.20% due 11/02/2040	35,000		34,164
Multimedia — 0.0%
Quebecor Media, Inc. Senior Notes 5.75% due 01/15/2023	15,000		14,625
Oil & Gas Drilling — 0.1%
Noble Holding International, Ltd. Company Guar. Notes 6.05% due 03/01/2041	25,000		25,277
Offshore Group Investment, Ltd. Senior Sec. Notes 7.13% due 04/01/2023*	20,000		19,650
Offshore Group Investment, Ltd. Senior Sec. Notes 7.50% due 11/01/2019	25,000		26,062
Shelf Drilling Holdings, Ltd. Senior Sec. Notes 8.63% due 11/01/2018*(11)	20,000		20,800
			91,789
Oil Companies-Exploration & Production — 0.1%
Anadarko Finance Co. Company Guar. Notes 7.50% due 05/01/2031	60,000		74,802
Connacher Oil and Gas, Ltd. Sec. Notes 8.50% due 08/01/2019*	10,000		5,700
Kodiak Oil & Gas Corp. Company Guar. Notes 8.13% due 12/01/2019	40,000		43,400
Lightstream Resources, Ltd. Senior Notes 8.63% due 02/01/2020*	40,000		38,000
Lone Pine Resources Canada, Ltd. Company Guar. Notes 10.38% due 02/15/2017(18)	10,000		7,200
MEG Energy Corp. Company Guar. Notes 6.38% due 01/30/2023*	15,000		14,550
MEG Energy Corp. Company Guar. Notes 6.50% due 03/15/2021*	20,000		19,825
			203,477
Oil Companies-Integrated — 0.1%
BP Capital Markets PLC Company Guar. Notes 4.50% due 10/01/2020	10,000		10,849
BP Capital Markets PLC Company Guar. Notes 4.74% due 03/11/2021	35,000		38,083
Cenovus Energy, Inc. Senior Notes 4.45% due 09/15/2042	10,000		8,966
Petrobras International Finance Co. Company Guar. Notes 3.88% due 01/27/2016	20,000		20,577
Petrobras International Finance Co. Company Guar. Notes 5.38% due 01/27/2021	50,000		50,235
Petrobras International Finance Co. Company Guar. Notes 6.75% due 01/27/2041(11)	15,000		14,986
Statoil ASA Company Guar. Notes 5.10% due 08/17/2040	30,000		31,889
			175,585

Oil Refining & Marketing — 0.0%
Seven Generations Energy, Ltd. Senior Notes 8.25% due 05/15/2020*	10,000	9,950
Oil-Field Services — 0.0%
Trinidad Drilling, Ltd. Senior Notes 7.88% due 01/15/2019*	5,000	5,250
Weatherford International, Ltd./Bermuda Company Guar. Notes 6.50% due 08/01/2036	9,000	9,110
Weatherford International, Ltd./Bermuda Company Guar. Notes 9.63% due 03/01/2019	18,000	22,756
		37,116
Paper & Related Products — 0.0%
Smurfit Kappa Treasury Funding, Ltd. Company Guar. Notes 7.50% due 11/20/2025	5,000	5,450
Pipelines — 0.1%
TransCanada Pipelines, Ltd. FRS Jr. Sub. Notes 6.35% due 05/15/2067	60,000	62,570
Real Estate Operations & Development — 0.0%
Mattamy Group Corp. Senior Notes 6.50% due 11/15/2020*(11)	15,000	14,700
Satellite Telecom — 0.1%
Intelsat Jackson Holdings SA Company Guar. Notes 6.63% due 12/15/2022*	10,000	9,700
Intelsat Jackson Holdings SA Company Guar. Notes 7.50% due 04/01/2021	25,000	26,250
Intelsat Luxembourg SA Company Guar. Notes 7.75% due 06/01/2021*	55,000	55,550
Intelsat Luxembourg SA Company Guar. Notes 8.13% due 06/01/2023*	40,000	41,300
SES SA Company Guar. Notes 5.30% due 04/04/2043*(11)	5,000	4,863
		137,663
Steel-Producers — 0.0%
ArcelorMittal Senior Notes 7.50% due 10/15/2039	10,000	9,500
ArcelorMittal Senior Notes 10.35% due 06/01/2019	15,000	17,738
		27,238
SupraNational Banks — 0.1%
International Bank for Reconstruction & Development Senior Notes 5.50% due 11/25/2013	150,000	153,037
Telecom Services — 0.1%
Wind Acquisition Finance SA Sec. Notes 11.75% due 07/15/2017*	100,000	104,000
Telephone-Integrated — 0.1%
France Telecom SA Senior Notes 4.13% due 09/14/2021	21,000	21,213
Koninklijke KPN NV Senior Notes 8.38% due 10/01/2030	5,000	6,179
Telecom Italia Capital SA Company Guar. Notes 6.18% due 06/18/2014	7,000	7,245
Telefonica Emisiones SAU Company Guar. Notes 5.46% due 02/16/2021	10,000	10,309
Telefonica Emisiones SAU Company Guar. Notes 6.22% due 07/03/2017	25,000	27,263
		72,209
Television — 0.0%
Videotron, Ltd.
Company Guar. Notes
5.00% due 07/15/2022	35,000	34,125
Transport-Rail — 0.0%
Kansas City Southern de Mexico SA de CV Senior Notes 2.35% due 05/15/2020*(11)	2,000	1,935
Total Foreign Corporate Bonds & Notes (cost $2,264,562)		2,345,325
LOANS(15)(16) — 0.1%
Casino Hotels — 0.0%
Caesars Entertainment Corp.FRS Term B-6 Loan 5.49% due 01/28/2018	69,919	61,940
Electric-Integrated — 0.1%
TXU Energy Tranche B-3 Term Loan 4.74% due 10/10/2017	90,398	63,549
Total Loans (cost $146,220)		125,489
MUNICIPAL BONDS & NOTES — 0.1%
Municipal Bonds — 0.1%
North Texas Tollway Authority Revenue Bonds Series B 6.72% due 01/01/2049	25,000	29,456

Ohio State University Revenue Bonds 4.91% due 06/01/2040	15,000	14,720
State of California General Obligations Bonds 7.50% due 04/01/2034	30,000	38,888
State of Illinois General Obligation Bonds 4.07% due 01/01/2014	35,000	35,517
State of Illinois General Obligation Bonds 4.42% due 01/01/2015	10,000	10,412
Total Municipal Bonds & Notes (cost $115,205)		128,993
U.S. GOVERNMENT AGENCIES — 1.9%
Federal Home Loan Mtg. Corp. — 0.1%
5.50% due 04/01/2020	17,155	18,627
5.50% due 06/01/2035	13,000	14,076
7.50% due 10/01/2029	11,765	13,855
Federal Home Loan Mtg. Corp., REMIC
Series 2990, Class LB
16.45% due 06/15/2034(7)(8)	36,733	50,231
Series 3065, Class DC
19.28% due 03/15/2035(7)(8)	47,938	63,094
Federal Home Loan Mtg. Corp., Structured Pass-Through VRS
Series T-56, Class 2IO
0.05% due 05/25/2043(2)(3)(8)	128,265	401
Series T-56, Class 1IO
0.29% due 05/25/2043(2)(3)(8)	136,463	1,023
Series T-56, Class 3IO
0.38% due 05/25/2043(2)(3)(8)	107,746	1,414
Series T-51, Class 1AIO
0.47% due 09/25/2043(3)(8)	73,066	0
Series T-56, Class AIO
0.52% due 05/25/2043(3)(8)	219,761	2,698
		165,419
Federal National Mtg. Assoc. — 1.7%
3.00% due July TBA	1,000,000	1,015,000
4.00% due 05/01/2019	191,468	202,251
4.00% due 09/01/2020	20,740	21,861
4.00% due July TBA	1,000,000	1,041,758
4.50% due 04/01/2018	6,456	6,842
4.50% due 03/01/2020	11,824	12,557
4.50% due 04/01/2020	19,206	20,363
4.50% due 09/01/2020	13,302	14,111
4.50% due 11/01/2020	10,523	11,177
5.00% due 03/01/2021	4,966	5,292
5.50% due 03/01/2018	7,804	8,269
6.00% due 06/01/2036	5,788	6,318
6.50% due 01/01/2036	1,067	1,201
6.50% due 06/01/2036	65,460	71,619
6.50% due 07/01/2036	16,487	18,274
6.50% due 09/01/2036	57,109	62,979
6.50% due 11/01/2036	34,628	38,912
7.00% due 06/01/2033	13,400	15,644
7.00% due 04/01/2035	16,338	19,061
7.50% due 04/01/2024	15,169	17,536
Federal National Mtg. Assoc., REMIC FRS
Series 2005-75, Class GS
19.67% due 08/25/2035(7)(8)	26,184	37,740
Series 2005-122, Class SE
22.42% due 11/25/2035(7)(8)	29,056	41,512
Series 3072, Class SM
23.09% due 11/15/2035(7)(8)	35,490	53,259
Series 2006-8, Class HP
23.86% due 03/25/2036(7)(8)	38,325	59,041
Federal National Mtg. Assoc., REMIC VRS Series 2001-50, Class BI 0.40% due 10/25/2041(3)(8)	196,366	3,353
		2,805,930
Government National Mtg. Assoc. — 0.1%
6.50% due 08/20/2037	50,050	56,326
6.50% due 09/20/2037	12,572	14,151
		70,477
Total U.S. Government Agencies (cost $3,030,269)		3,041,826
U.S. GOVERNMENT TREASURIES — 1.8%
United States Treasury Bonds — 0.2%
2.88% due 05/15/2043	240,000	212,400
4.38% due 05/15/2041	90,000	105,553
		317,953
United States Treasury Notes — 1.6%
1.63% due 08/15/2022	320,000	300,225
1.63% due 11/15/2022	200,000	186,703
1.75% due 05/15/2023	150,000	140,485
2.38% due 08/31/2014	1,550,000	1,588,871
3.50% due 02/15/2018	320,000	352,125
		2,568,409
Total U.S. Government Treasuries (cost $2,953,608)		2,886,362
EXCHANGE-TRADED FUNDS — 1.0%
SPDR S&P 500 ETF Trust, Series 1 (cost $1,708,768)	10,400	1,664,104
EQUITY CERTIFICATES — 0.3%
Banks-Commercial — 0.1%
UBS AG - Apollo Tyres, Ltd.(11)	4,315	56,092
UBS AG - ICICI Bank, Ltd.(11)	1,824	32,717
UBS AG - Jammu & Kashmir Bank, Ltd.(11)	2,291	47,062
		135,871
Auto-Cars/Light Trucks — 0.1%
UBS AG - Tata Motors, Ltd.(11)	18,654	87,903
Finance-Mortgage Loan/Banker — 0.1%
UBS AG - Housing Development Finance Corp.(11)	3,578	52,688

Pharmacy Services — 0.0%
UBS AG - Glenmark Pharmaceuticals, Ltd.(11)	2,783	25,676
Electric-Transmission — 0.0%
UBS AG - Power Grid Corp.(11)	20,920	39,005
Oil Companies-Exploration & Production — 0.0%
UBS AG - Cairne India, Ltd.(11)	8,863	43,057
Transport-Services — 0.0%
UBS AG - Jaypee Infratech. Ltd.(11)	22,236	7,878
Television — 0.0%
UBS AG - Sun TV Network(11)	1,009	6,341
Commercial Services — 0.0%
UBS AG - Jain Irrigation Systems, Ltd.(11)	12,450	10,845
Finance-Other Services — 0.0%
UBS AG - Mahindra & Mahindra(11)	7,199	31,488
Coal — 0.0%
UBS AG - Coal India(1)(11)	1,941	9,882
Total Equity Certificates (cost $501,108)		450,634
WARRANTS — 0.0%
Semiconductor Equipment — 0.0%
Tower Semiconductor, Ltd. Expires 06/30/2015 (Strike price $1.70)(1)(11) (cost $1,115)	6,345	0
RIGHTS — 0.0%
Oil & Gas — 0.0%
Repsol SA Expires 07/10/2013	3,201	1,782
Semiconductor Equipment — 0.0%
Tower Semiconductor, Ltd. Expires 06/27/2013 (Strike price $20.00)	10	0
Total Rights (cost $1,908)		1,782
Total Long-Term Investment Securities (cost $129,897,962)		147,780,974

SHORT-TERM INVESTMENT SECURITIES — 5.2%
U.S. Government Agencies — 1.2%
Federal National Mtg. Assoc. 0.06% due 08/07/2013	$2,000,000	1,999,887
U.S. Government Treasuries — 4.0%
United States Treasury Bills
0.06% due 10/10/2013	1,000,000	999,853
0.07% due 10/24/2013	3,000,000	2,999,496
0.08% due 04/03/2014(9)	57,000	56,952
0.10% due 04/03/2014	270,000	269,773
0.16% due 10/17/2013(9)	2,025,000	2,024,696
		6,350,770
Total Short-Term Investment Securities (cost $8,349,901)		8,350,657
REPURCHASE AGREEMENT — 3.7%
Agreement with Bank of America, bearing interest at 0.09% dated 06/28/2013 to be repurchased 07/01/2013 in the amount of $6,037,000 and collateralized by $6,158,000 of United States Treasury Bills,bearing interest at 0.13% due 12/31/2013 and having an approximate value of $6,158,000 (cost $6,037,000)	6,037,000	6,037,000
TOTAL INVESTMENTS (cost $144,284,863)(10)	101.0%	162,168,631
Liabilities in excess of other assets	(1.0)	(1,560,314)
NET ASSETS	100.0%	$160,608,317

†	Non-income producing security
*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At June 30, 2013, the aggregate value of these securities was $5,557,938 representing 2.5% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.

(1)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 1.
(2)	Fair valued security. Securities are classified as Level 2 based on the securities valuation inputs; see Note 1.
(3)	Interest Only
(4)	Commercial Mortgage Backed Security
(5)	Security in default
(6)	PIK (“Payment in Kind”) Security-Income may be paid in additional securities or cash at the discretion of the issuer.
(7)	Inverse Floating Rate Security that pays interest that varies inversely to changes in the market interest rates. The interest rate shown is the current interest rate at 06/30/2013.
(8)	Collateralized Mortgage Obligation
(9)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(10)	See Note 4 for cost of investments on a tax basis.
(11)	Illiquid security. At June 30, 2013, the aggregate value of these securities was $1,125,881 representing 0.7% of net assets.

(12)

Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 1. Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of June 30, 2013, the Asset Allocation: Diversified Growth Portfolio held the following restricted securities:

Name	Acquisition Date	Shares/Par	Acquisition Cost	Value	Value per Share	% of Net Assets

Deepocean Group(Shell)
Common Stock	01/05/2010	1,108	$23,860	$16,620	$15.00	0.01%

(13)	Company has filed for Chapter 11 bankruptcy protection.
(14)	Denominated in United States dollars unless otherwise indicated.
(15)

The Portfolio invests in senior loans which generally pay interest at rates which are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major United States banks, or the certificate of deposit rate. Senior loans are generally considered to be restrictive in that the Portfolio is ordinarily contractually obligated to receive approval from the Agent Bank and/or borrower prior to the disposition of a senior loan.

(16)

Senior loans in the Portfolio are generally subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments may occur. As a result, the actual remaining maturity may be substantially less than the stated maturities shown.

(17)	Security currently paying interest/dividends in the form of additional shares.
(18)	Bond in subsequent default as of June 30, 2013.
(19)	Company has filed for Chapter 11 bankruptcy protection subsequent to 06/30/2013.
ADR	— American Depository Receipt
BATS	— Better Alternative Trading System
CVA	— Certification Van Aandelen (Dutch Cert.)
Euronext	— Euronext Stock Exchamge, Amsterdam
ESE	— Equiduct Exchange
GDR	— Global Depository Receipt
LSE	— London Stock Exchange
NVDR	— Non-Voting Depository Receipt
REMIC	— Real Estate Mortgage Investment Conduit
SDR	— Swedish Depository Receipt
TBA	— Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal and maturity date will be determined upon settlement date.
FRS	— Floating Rate Security
VRS	— Variable Rate Security
The rates shown for FRS and VRS are the current interest rates at June 30, 2013 and unless noted otherwise, the dates shown are the original maturity dates.

Open Futures Contracts
Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of June 30, 2013	Unrealized Appreciation (Depreciation)
54	Short	Euro Stoxx 50	September 2013	$1,900,968	$1,826,110	$74,858
16	Short	FTSE 100 Index	September 2013	1,530,812	1,499,413	31,399
10	Long	Mini MSCI EAFE Index	September 2013	855,150	819,850	(35,300)
3	Short	MSCI Singapore Index	July 2013	162,320	167,290	(4,970)
26	Short	Nasdaq 100 E-Mini Index	September 2013	1,515,747	1,508,650	7,097
21	Short	OMXS 30 Index	July 2013	374,368	360,198	14,170
37	Short	Russell 2000 Mini Index	September 2013	3,588,994	3,606,390	(17,396)
151	Long	S&P 500 E-Mini Index	September 2013	12,092,650	12,074,715	(17,935)
31	Short	S&P 500 E-Mini Index	September 2013	2,486,122	2,478,915	7,207
55	Long	S&P Mid 400 E-Mini Index	September 2013	6,328,811	6,368,450	39,639
32	Long	SPI 200	September 2013	3,481,875	3,489,191	7,316
4	Short	SPI 200	September 2013	435,235	436,149	(914)
10	Short	TOPIX Index	September 2013	1,123,110	1,140,351	(17,241)
6	Long	U.S. Treasury 2 YR Notes	September 2013	1,321,687	1,320,000	(1,687)
42	Short	U.S. Treasury 2 YR Notes	September 2013	9,251,812	9,240,000	11,812
27	Long	U.S. Treasury 5 YR Notes	September 2013	3,306,024	3,268,266	(37,758)
51	Short	U.S. Treasury 5 YR Notes	September 2013	6,244,711	6,173,391	71,320
64	Long	U.S. Treasury 10 YR Notes	September 2013	8,272,000	8,100,000	(172,000)
11	Short	U.S. Treasury 10 YR Notes	September 2013	1,425,203	1,392,187	33,016
8	Long	U.S. Treasury Long Bonds	September 2013	1,121,750	1,086,750	(35,000)
						$(42,367)

Total Return Swap Contracts@

	Notional				Gross Unrealized
	Amount	Termination	Fixed Payments Received	Total Return Received or	Appreciation
Swap Counterparty	(000’s)	Date	(Paid) by Portfolio	Paid by Portfolio	(Depreciation)

Citibank N.A.	$7,274	02/13/2014	3 Month USD LIBOR-BBA minus 15 bps	Russell 1000 Index Total Return	$108,712

Citibank N.A.	8,447	02/13/2014	(3 Month USD LIBOR-BBA plus 10 bps)	Citibank U.S. Equity Custom Basket	$(132,271)

	Net Unrealized Appreciation (Depreciation)				$(23,559)

BBA - British Banker’s Association

LIBOR- London Interbank Offered Rate

@  Fair valued swap contracts. Total return swap contracts are classified as Level 2 based on swaps valuation inputs. See Note 1.

Open Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized Depreciation
Bank of America N.A.	EUR	2,957,000	USD	3,871,976	09/18/2013	$23,741	$—
	SEK	6,699,300	USD	1,019,082	09/18/2013	25,901	—
	USD	1,038,403	SEK	6,699,300	09/18/2013	—	(45,222)
						49,642	(45,222)
Barclays Bank PLC	CHF	895,500	USD	947,579	09/18/2013	—	(551)
	USD	211,968	HKD	1,644,300	08/22/2013	74	—
	USD	500,972	EUR	382,400	09/18/2013	—	(3,318)
	USD	1,410,598	GBP	919,900	09/18/2013	—	(12,419)
	USD	18,792	SEK	123,500	09/18/2013	—	(483)
						74	(16,771)
Citibank N.A.	CAD	244,400	USD	239,660	07/17/2013	7,257	—
	EUR	351,600	USD	460,329	09/18/2013	2,757	—
	SGD	5,500	USD	4,464	08/22/2013	127	—
	USD	65,362	CAD	68,600	07/17/2013	—	(129)
	USD	4,399	SGD	5,500	08/22/2013	—	(62)
	USD	95,175	DKK	542,300	09/18/2013	—	(509)
						10,141	(700)
Credit Suisse AG	USD	593,819	ZAR	5,529,200	07/17/2013	—	(35,656)
	USD	418,374	JPY	40,670,100	08/22/2013	—	(8,411)
	USD	1,236,917	CHF	1,168,800	09/18/2013	576	—
	USD	997,699	EUR	761,800	09/18/2013	—	(6,294)
	USD	1,060,897	GBP	691,900	09/18/2013	—	(9,261)
	USD	133,631	NOK	780,100	09/18/2013	—	(5,923)
	ZAR	5,529,200	USD	596,192	07/17/2013	38,028	—
						38,604	(65,545)
Deutsche Bank AG	USD	1,204,099	EUR	919,300	09/18/2013	—	(7,724)

Goldman Sachs International	JPY	103,642,900	USD	1,066,406	08/22/2013	21,665	—
	USD	1,076,583	EUR	821,700	09/18/2013	—	(7,224)
						21,665	(7,224)
HSBC Bank USA, N.A.	AUD	41,700	USD	43,039	07/17/2013	4,854	—
	CAD	68,600	USD	65,361	07/17/2013	129	—
	GBP	1,018,800	USD	1,561,892	09/18/2013	13,392	—
	USD	67,275	CAD	68,600	07/17/2013	—	(2,042)
	USD	266,468	JPY	25,897,000	08/22/2013	—	(5,422)
	USD	428,262	EUR	327,100	09/18/2013	—	(2,575)
						18,375	(10,039)
JPMorgan Chase Bank	SEK	6,699,300	USD	1,038,530	09/18/2013	45,349	—
	SGD	5,500	USD	4,400	08/22/2013	62	—
	USD	833,185	GBP	543,400	09/18/2013	—	(7,258)
	USD	1,154,416	SEK	7,585,900	09/18/2013	—	(29,796)
						45,411	(37,054)
Royal Bank of Scotland PLC	USD	616,569	JPY	59,926,600	08/22/2013	—	(12,498)

State Street Bank &Trust Co.	CAD	296,300	USD	290,519	07/17/2013	8,764	—
	GBP	166,400	USD	255,124	09/18/2013	2,209	—
	USD	12,020	ILS	43,900	07/17/2013	38	—
	USD	660,109	EUR	503,900	09/18/2013	—	(4,334)
						11,011	(4,334)
UBS AG	GBP	919,100	USD	1,409,054	09/18/2013	12,091	—
	USD	188,426	CHF	178,100	09/18/2013	142	—
	USD	1,935,561	EUR	1,478,300	09/18/2013	—	(11,704)
						12,233	(11,704)
Westpac Banking Corp.	EUR	1,521,300	USD	1,991,990	09/18/2013	12,173	—
Net Unrealized Appreciation (Depreciation)						$219,329	$(218,815)

AUD — Australian Dollar

CAD — Canadian Dollar

CHF — Swiss Franc

DKK — Danish Krone

EUR — Euro Dollar

GBP — Pound Sterling

HKD — Hong Kong Dollar

ILS — Israeli Shekel

JPY — Japanese Yen

NOK — Norwegian Krone

SEK — Swedish Krona

SGD — Singapore Dollar

USD — United States Dollar

ZAR — South African Rand

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2013 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs	Level 3-Signifcant Unobservable Inputs	Total
Assets:
Long-Term Investment Securities:
Common Stock
Advertising Services	$—	$—	$0	$0
Agricultural Operations	94,404	—	645	95,049
Casino Hotels	574,857	—	24	574,881
Industrial Automated/Robotic	366,187	—	16,620	382,807
Oil Refining & Marketing	1,312,036	—	0	1,312,036
Real Estate Investment Trusts	3,678,465	—	0	3,678,465
Other Industries*	113,426,787	—	—	113,426,787
Convertible Preferred Stock
Auto-Cars/Light Trucks	33,857	—	—	33,857
Finance-Investment Banker/Broker	—	0	—	0
Preferred Stock
Diversified Banking Institutions	23,445	31,366	—	54,811
Other Industries*	407,660	—	—	407,660
Asset Backed Securities	—	1,403,746	—	1,403,746
U.S. Corporate Bonds & Notes
Recycling	—	—	2	2
Other Industries*	—	15,766,358	—	15,766,358
Foreign Corporate Bonds & Notes	—	2,345,325	—	2,345,325
Loans	—	125,489	—	125,489
Municipal Bonds & Notes	—	128,993	—	128,993
U.S. Government Agencies	—	3,041,826	—	3,041,826
U.S. Government Treasuries	—	2,886,362	—	2,886,362
Exchange-Traded Funds	1,664,104	—	—	1,664,104
Equity Certificates	—	450,634	—	450,634
Warrants	—	—	0	0
Rights
Oil & Gas	1,782	—	—	1,782
Semiconductor Equipment	—	—	0	0
Short-Term Investment Securities:
U.S. Government Agencies	—	1,999,887	—	1,999,887
U.S. Government Treasuries	—	6,350,770	—	6,350,770
Repurchase Agreement	—	6,037,000	—	6,037,000
Other Financial Instruments:+
Open Futures Contracts - Appreciation	297,834	—	—	297,834
Total Return Swaps - Appreciation	—	108,712	—	108,712
Open Forward Currency Contracts - Appreciation	—	219,329	—	219,329
Total	$121,881,418	$40,895,797	$17,291	$162,794,506
LIABILITIES:
Other Financial Instruments:+
Open Futures Contracts - Depreciation	$340,201	$—	$—	$340,201
Total Return Swaps - Depreciation	—	132,271	—	132,271
Open Forward Currency Contracts - Depreciation	—	218,815	—	218,815
Total	$340,201	$351,086	$—	$691,287

* Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by industry classification, please refer to the Portfolio of Investments.

+ Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards, swaps and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no material transfers between Levels during the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Portfolio.

See Notes to Portfolio of Invesments

SEASONS SERIES TRUST

STOCK PORTFOLIO

Portfolio of Investments — June 30, 2013
(unaudited)

Security Description	Shares	Value (Note 1)
COMMON STOCK — 98.5%
Aerospace/Defense — 0.7%
Boeing Co.	18,200	$1,864,408
Airlines — 0.8%
Delta Air Lines, Inc.†	36,000	673,560
United Continental Holdings, Inc.†	39,700	1,242,213
		1,915,773
Apparel Manufacturers — 1.2%
Prada SpA	100,100	909,877
Ralph Lauren Corp.	4,500	781,830
Under Armour, Inc., Class A†	20,100	1,200,171
		2,891,878
Applications Software — 2.4%
NetSuite, Inc.†	8,900	816,486
Red Hat, Inc.†	36,300	1,735,866
Salesforce.com, Inc.†	65,600	2,504,608
ServiceNow, Inc.†	20,900	844,151
		5,901,111
Athletic Footwear — 0.6%
NIKE, Inc., Class B	23,300	1,483,744
Auto-Cars/Light Trucks — 0.8%
Tesla Motors, Inc.†	18,200	1,955,226
Beverages-Non-alcoholic — 1.5%
Coca-Cola Co.	34,000	1,363,740
Monster Beverage Corp.†	15,000	911,550
PepsiCo, Inc.	18,000	1,472,220
		3,747,510
Beverages-Wine/Spirits — 0.3%
Pernod-Ricard SA	6,611	733,077
Brewery — 0.3%
Anheuser-Busch InBev NV	9,756	868,477
Broadcast Services/Program — 0.5%
Discovery Communications, Inc., Class C†	16,400	1,142,424
Building Products-Cement — 0.3%
Martin Marietta Materials, Inc.	6,600	649,572
Building-Residential/Commercial — 0.9%
D.R. Horton, Inc.	53,000	1,127,840
Lennar Corp., Class A	30,900	1,113,636
		2,241,476
Cable/Satellite TV — 0.3%
Charter Communications, Inc., Class A†	6,100	755,485
Casino Hotels — 1.3%
Las Vegas Sands Corp.	46,700	2,471,831
MGM Resorts International†	57,900	855,762
		3,327,593
Chemicals-Diversified — 0.3%
FMC Corp.	13,900	848,734
Chemicals-Specialty — 1.0%
Ecolab, Inc.	28,800	2,453,472
Coatings/Paint — 1.1%
Sherwin-Williams Co.	15,400	2,719,640
Coffee — 0.7%
Green Mountain Coffee Roasters, Inc.†	24,300	1,823,958
Commercial Services-Finance — 2.9%
Alliance Data Systems Corp.†	4,900	887,047
Mastercard, Inc., Class A	11,000	6,319,500
		7,206,547
Computer Aided Design — 0.2%
Autodesk, Inc.†	17,200	583,768
Computer Services — 1.4%
Accenture PLC, Class A	29,100	2,094,036
Cognizant Technology Solutions Corp., Class A†	24,100	1,508,901
		3,602,937
Computer Software — 0.4%
Akamai Technologies, Inc.†	24,700	1,050,985
Computers — 1.0%
Apple, Inc.	6,100	2,416,088
Cosmetics & Toiletries — 1.0%
Colgate-Palmolive Co.	19,600	1,122,884
Procter & Gamble Co.	19,300	1,485,907
		2,608,791
Cruise Lines — 0.5%
Carnival PLC	33,166	1,155,163
Data Processing/Management — 0.4%
Fiserv, Inc.†	12,100	1,057,661
Diagnostic Kits — 0.5%
IDEXX Laboratories, Inc.†	12,900	1,158,162
Distribution/Wholesale — 1.5%
Fastenal Co.	63,800	2,925,230
WW Grainger, Inc.	2,700	680,886
		3,606,116
Diversified Banking Institutions — 0.4%
JPMorgan Chase & Co.	19,600	1,034,684
Diversified Manufacturing Operations — 2.2%
Danaher Corp.	87,100	5,513,430
E-Commerce/Products — 6.8%
Amazon.com, Inc.†	40,100	11,135,369
eBay, Inc.†	109,900	5,684,028
		16,819,397
E-Commerce/Services — 4.4%
Ctrip.com International, Ltd. †ADR	22,400	730,912
Netflix, Inc.†	10,700	2,258,663
priceline.com, Inc.†	7,700	6,368,901
TripAdvisor, Inc.†	23,700	1,442,619
		10,801,095
Electronic Components-Semiconductors — 0.3%
Broadcom Corp., Class A	23,500	793,360
Enterprise Software/Service — 0.3%
Workday, Inc., Class A†	10,900	698,581
Finance-Credit Card — 3.9%
American Express Co.	40,400	3,020,304
Visa, Inc., Class A	36,400	6,652,100
		9,672,404
Finance-Investment Banker/Broker — 0.3%
TD Ameritrade Holding Corp.	27,700	672,833
Finance-Other Services — 0.3%
IntercontinentalExchange, Inc.†	4,900	871,024
Food-Misc./Diversified — 0.4%
Nestle SA	14,029	920,117
Food-Retail — 1.0%
Whole Foods Market, Inc.	46,200	2,378,376

1

Hotels/Motels — 1.1%
Marriott International, Inc., Class A	23,342	942,317
Starwood Hotels & Resorts Worldwide, Inc.	26,700	1,687,173
		2,629,490
Industrial Gases — 1.1%
Praxair, Inc.	22,700	2,614,132
Internet Application Software — 0.3%
Tencent Holdings, Ltd.	16,900	662,835
Internet Content-Information/News — 1.0%
LinkedIn Corp., Class A†	13,700	2,442,710
Investment Management/Advisor Services — 1.7%
Affiliated Managers Group, Inc.†	4,600	754,124
Franklin Resources, Inc.	9,800	1,332,996
Invesco, Ltd.	68,100	2,165,580
		4,252,700
Machinery-General Industrial — 1.1%
Roper Industries, Inc.	21,200	2,633,464
Medical Instruments — 0.3%
Edwards Lifesciences Corp.†	11,000	739,200
Medical Products — 0.3%
Stryker Corp.	12,100	782,628
Medical-Biomedical/Gene — 6.3%
Alexion Pharmaceuticals, Inc.†	15,500	1,429,720
Biogen Idec, Inc.†	19,900	4,282,480
Celgene Corp.†	18,200	2,127,762
Gilead Sciences, Inc.†	111,500	5,709,915
Regeneron Pharmaceuticals, Inc.†	5,000	1,124,400
Vertex Pharmaceuticals, Inc.†	11,200	894,544
		15,568,821
Medical-Drugs — 1.5%
Allergan, Inc.	6,400	539,136
Novo Nordisk A/S, Class B	7,901	1,231,321
Valeant Pharmaceuticals International, Inc.†	23,300	2,005,664
		3,776,121
Medical-HMO — 0.4%
UnitedHealth Group, Inc.	15,900	1,041,132
Medical-Hospitals — 0.1%
HCA Holdings, Inc.	3,800	137,028
Medical-Wholesale Drug Distribution — 1.2%
McKesson Corp.	26,600	3,045,700
Metal Processors & Fabrication — 2.2%
Precision Castparts Corp.	24,300	5,492,043
Motorcycle/Motor Scooter — 0.3%
Harley-Davidson, Inc.	15,300	838,746
Multimedia — 1.2%
News Corp., Class A	41,500	1,352,900
Walt Disney Co.	25,400	1,604,010
		2,956,910
Oil Companies-Exploration & Production — 3.4%
Cabot Oil & Gas Corp.	18,800	1,335,176
Concho Resources, Inc.†	10,300	862,316
EOG Resources, Inc.	8,700	1,145,616
EQT Corp.	15,000	1,190,550
Pioneer Natural Resources Co.	11,600	1,679,100
Range Resources Corp.	29,200	2,257,744
		8,470,502
Oil Companies-Integrated — 0.3%
Phillips 66	12,300	724,593
Oil Field Machinery & Equipment — 0.7%
FMC Technologies, Inc.†	30,400	1,692,672
Oil-Field Services — 0.6%
Schlumberger, Ltd.	20,400	1,461,864
Pharmacy Services — 0.2%
Catamaran Corp.†	9,052	441,014
Real Estate Investment Trusts — 1.9%
American Tower Corp.	65,000	4,756,050
Retail-Apparel/Shoe — 1.2%
Lululemon Athletica, Inc.†	28,400	1,860,768
Ross Stores, Inc.	18,400	1,192,504
		3,053,272
Retail-Auto Parts — 0.9%
AutoZone, Inc.†	5,300	2,245,557
Retail-Automobile — 0.7%
CarMax, Inc.†	37,700	1,740,232
Retail-Building Products — 2.5%
Home Depot, Inc.	64,300	4,981,321
Lowe’s Cos., Inc.	31,600	1,292,440
		6,273,761
Retail-Discount — 1.1%
Costco Wholesale Corp.	17,200	1,901,804
Dollar Tree, Inc.†	14,500	737,180
		2,638,984
Retail-Drug Store — 1.0%
CVS Caremark Corp.	43,900	2,510,202
Retail-Gardening Products — 0.7%
Tractor Supply Co.	14,300	1,681,823
Retail-Restaurants — 3.0%
Chipotle Mexican Grill, Inc.†	6,600	2,404,710
Panera Bread Co., Class A†	4,700	873,918
Starbucks Corp.	62,100	4,066,929
		7,345,557
Semiconductor Components-Integrated Circuits — 1.3%
QUALCOMM, Inc.	53,800	3,286,104
Telecommunication Equipment — 0.5%
Juniper Networks, Inc.†	64,100	1,237,771
Therapeutics — 0.6%
Onyx Pharmaceuticals, Inc.†	6,700	831,604
Pharmacyclics, Inc.†	8,900	707,283
		1,538,887
Transport-Rail — 2.1%
Kansas City Southern	27,000	2,860,920
Union Pacific Corp.	15,500	2,391,340
		5,252,260
Transport-Services — 0.7%
United Parcel Service, Inc., Class B	21,000	1,816,080
Transport-Truck — 0.4%
J.B. Hunt Transport Services, Inc.	14,900	1,076,376
Web Portals/ISP — 6.4%
Baidu, Inc. ADR†	13,700	1,295,061
Google, Inc., Class A†	16,400	14,438,068
Twitter, Inc.†(1)(2)(3)	6,539	118,879
		15,852,008
Wireless Equipment — 3.1%
Crown Castle International Corp.†	90,700	6,565,773

2

SBA Communications Corp., Class A†	14,500	1,074,740
		7,640,513
Total Common Stock (cost $191,116,665)		244,294,819
CONVERTIBLE PREFERRED STOCK — 0.2%
E-Commerce/Services — 0.0%
Living Social, Inc.†(1)(2)(3)	11,949	13,383
Web Portals/ISP — 0.2%
Twitter, Inc., Series A†(1)(2)(3)	17	309
Twitter, Inc., Series B†(1)(2)(3)	4,311	78,374
Twitter, Inc., Series C†(1)(2)(3)	1,165	21,180
Twitter, Inc., Series D†(1)(2)(3)	2,510	45,632
Twitter, Inc., Series F†(1)(2)(3)	729	13,253
Twitter, Inc., Series G2†(1)(2)(3)	10,689	194,326
		353,074
Total Convertible Preferred Stock (cost $403,893)		366,457
Total Long-Term Investment Securities (cost $191,520,558)		244,661,276

SHORT-TERM INVESTMENT SECURITIES — 0.9%
Registered Investment Companies — 0.9%
T. Rowe Price Reserve Investment Fund (cost $2,301,113)	2,301,113	2,301,113
TOTAL INVESTMENTS (cost $193,821,671) (4)	99.6%	246,962,389
Other assets less liabilities	0.4	952,785
NET ASSETS	100.0%	$247,915,174

†	Non-income producing security
(1)	Illiquid security. At June 30, 2013, the aggregate value of these securities was $485,336 representing 0.2% of net assets.
(2)

Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 1.  Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of June 30, 2013, the Stock Portfolio held the following restricted securities:

Name	Acquisition Date	Shares	Acquisition Cost	Value	Value Per Share	% of Net Assets

Living Social, Inc.
Convertible Preferred Stock	11/18/2011	11,949	$91,888	$13,383	$1.12	0.01%

Twitter, Inc.
Common Stock	09/13/2011	6,539	105,236	118,879	18.18	0.05

Twitter, Inc. Series A
Convertible Preferred Stock	09/13/2011	17	273	309	18.18	0.00

Twitter, Inc. Series B	09/13/2011	265	4,265
Convertible Preferred Stock	03/30/2012	4,046	64,736
		4,311	69,001	78,374	18.18	0.03

Twitter, Inc. Series C	09/13/2011	68	1,094
Convertible Preferred Stock	03/30/2012	1,097	17,552
		1,165	18,646	21,180	18.18	0.01
Twitter, Inc. Series D
Convertible Preferred Stock	09/13/2011	2,510	40,395	45,632	18.18	0.02

Twitter, Inc. Series F
Convertible Preferred Stock	03/30/2012	729	11,664	13,253	18.18	0.01

Twitter, Inc. Series G2
Convertible Preferred Stock	07/28/2011	10,689	172,025	194,326	18.18	0.08

				$485,336		0.21%

(3)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 1.
(4)	See Note 4 for cost of investments on a tax basis.
ADR	— American Depository Receipt

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2013 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs	Level 3-Signifcant Unobservable Inputs	Total
Assets:
Long-Term Investment Securities:
Common Stock:
E-Commerce/Products	$16,819,397	$—	$—	$16,819,397
Medical-Biomedical/Gene	15,568,821	—	—	15,568,821
Web Portals/ISP	15,733,129	—	118,879	15,852,008
Other Industries*	196,054,593	—	—	196,054,593
Convertible Preferred Stock:	—	—	366,457	366,457
Short-Term Investment Securities:
Registered Investment Companies	2,301,113	—	—	2,301,113
Total	$246,477,053	$—	$485,336	$246,962,389

* Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by industry classification, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Portfolio.

See Notes to Portfolio of Investments

3

SEASONS SERIES TRUST

LARGE CAP GROWTH PORTFOLIO

Portfolio of Investments — June 30, 2013
(unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCK — 97.0%
Advertising Agencies — 0.1%
Interpublic Group of Cos., Inc.	2,443	$35,546
Omnicom Group, Inc.	1,852	116,435
		151,981
Aerospace/Defense — 0.9%
Boeing Co.	24,298	2,489,087
Lockheed Martin Corp.	1,587	172,126
Rockwell Collins, Inc.	864	54,786
		2,715,999
Aerospace/Defense-Equipment — 0.3%
United Technologies Corp.	10,746	998,733
Agricultural Chemicals — 0.9%
CF Industries Holdings, Inc.	786	134,799
Monsanto Co.	22,301	2,203,339
Mosaic Co.	3,671	197,536
		2,535,674
Airlines — 0.4%
Southwest Airlines Co.	9,581	123,499
United Continental Holdings, Inc.†	29,586	925,746
		1,049,245
Apparel Manufacturers — 0.2%
Coach, Inc.	3,727	212,774
Ralph Lauren Corp.	808	140,382
VF Corp.	1,162	224,336
		577,492
Applications Software — 1.8%
Citrix Systems, Inc.†	1,440	86,875
Intuit, Inc.	22,301	1,361,030
Microsoft Corp.	54,831	1,893,315
Red Hat, Inc.†	2,515	120,267
Salesforce.com, Inc.†	50,288	1,919,996
		5,381,483
Athletic Footwear — 1.4%
NIKE, Inc., Class B	64,974	4,137,544
Auto-Cars/Light Trucks — 0.3%
Ford Motor Co.	56,261	870,358
General Motors Co.†	2,246	74,814
		945,172
Auto-Heavy Duty Trucks — 0.1%
PACCAR, Inc.	4,692	251,773
Auto/Truck Parts & Equipment-Original — 0.1%
BorgWarner, Inc.†	1,533	132,068
Delphi Automotive PLC	3,857	195,511
		327,579
Banks-Commercial — 0.1%
M&T Bank Corp.	1,073	119,908
Regions Financial Corp.	8,999	85,760
Zions Bancorporation	2,444	70,583
		276,251
Banks-Fiduciary — 0.1%
Bank of New York Mellon Corp.	7,851	220,221
Banks-Super Regional — 0.5%
Comerica, Inc.	1,114	44,371
Huntington Bancshares, Inc.	11,125	87,665
KeyCorp	6,227	68,746
US Bancorp	38,106	1,377,532
		1,578,314
Beverages-Non-alcoholic — 2.6%
Coca-Cola Co.	86,784	3,480,906
Coca-Cola Enterprises, Inc.	2,050	72,078
Dr Pepper Snapple Group, Inc.	2,707	124,333
Monster Beverage Corp.†	10,813	657,106
PepsiCo, Inc.	41,544	3,397,884
		7,732,307
Beverages-Wine/Spirits — 0.8%
Brown-Forman Corp., Class B	15,955	1,077,760
Constellation Brands, Inc., Class A†	2,044	106,533
Diageo PLC ADR	11,188	1,286,061
		2,470,354
Broadcast Services/Program — 0.4%
Discovery Communications, Inc., Class A†	12,653	976,938
Scripps Networks Interactive, Inc., Class A	1,128	75,305
		1,052,243
Building Products-Cement — 0.0%
Vulcan Materials Co.	1,172	56,737
Building Products-Wood — 0.0%
Masco Corp.	4,733	92,246
Building-Residential/Commercial — 0.1%
D.R. Horton, Inc.	3,719	79,140
Lennar Corp., Class A	2,195	79,108
PulteGroup, Inc.†	4,523	85,801
		244,049
Cable/Satellite TV — 1.7%
Comcast Corp., Class A	66,996	2,805,792
DIRECTV†	7,409	456,543
Time Warner Cable, Inc.	16,346	1,838,598
		5,100,933
Casino Hotels — 0.2%
MGM Resorts International†	37,572	555,314
Wynn Resorts, Ltd.	1,058	135,424
		690,738
Cellular Telecom — 0.3%
Sprint Communications, Inc.†	40,031	281,018
T-Mobile US, Inc.†	21,114	523,838
		804,856
Chemicals-Diversified — 0.6%
E.I. du Pont de Nemours & Co.	5,982	314,055
FMC Corp.	1,806	110,274
LyondellBasell Industries NV, Class A	16,084	1,065,726
PPG Industries, Inc.	1,892	277,008
		1,767,063
Chemicals-Specialty — 0.5%
Eastman Chemical Co.	2,056	143,941
Ecolab, Inc.	12,558	1,069,816
International Flavors & Fragrances, Inc.	638	47,952
Sigma-Aldrich Corp.	926	74,413
		1,336,122
Coatings/Paint — 0.1%
Sherwin-Williams Co.	1,136	200,618
Commercial Services — 0.0%
Iron Mountain, Inc.	1,135	30,202
Quanta Services, Inc.†	2,824	74,723
		104,925
Commercial Services-Finance — 1.6%
Automatic Data Processing, Inc.	3,733	257,054
Equifax, Inc.	1,600	94,288
H&R Block, Inc.	1,589	44,095
Mastercard, Inc., Class A	6,927	3,979,562
McGraw Hill Financial, Inc.	2,363	125,688
Moody’s Corp.	2,572	156,712
Paychex, Inc.	2,449	89,437

1

Total System Services, Inc.	1,024	25,068
		4,771,904
Computer Aided Design — 0.3%
ANSYS, Inc.†	9,457	691,306
Autodesk, Inc.†	1,938	65,776
		757,082
Computer Services — 0.7%
Accenture PLC, Class A	5,605	403,336
Cognizant Technology Solutions Corp., Class A†	4,001	250,502
Computer Sciences Corp.	1,235	54,056
International Business Machines Corp.	7,189	1,373,890
		2,081,784
Computer Software — 0.0%
Akamai Technologies, Inc.†	2,357	100,290
Computers — 4.3%
Apple, Inc.	32,282	12,786,255
Computers-Integrated Systems — 0.2%
Teradata Corp.†	10,607	532,790
Computers-Memory Devices — 0.3%
EMC Corp.	27,866	658,195
NetApp, Inc.	3,012	113,793
Seagate Technology PLC	4,233	189,766
		961,754
Consumer Products-Misc. — 0.5%
Clorox Co.	961	79,897
Kimberly-Clark Corp.	15,699	1,525,001
		1,604,898
Containers-Metal/Glass — 0.4%
Ball Corp.	1,973	81,958
Crown Holdings, Inc.†	28,313	1,164,514
		1,246,472
Containers-Paper/Plastic — 0.0%
Bemis Co., Inc.	573	22,427
Sealed Air Corp.	1,273	30,489
		52,916
Cosmetics & Toiletries — 2.1%
Colgate-Palmolive Co.	40,491	2,319,729
Estee Lauder Cos., Inc., Class A	23,067	1,517,117
Procter & Gamble Co.	30,940	2,382,071
		6,218,917
Data Processing/Management — 0.1%
Dun & Bradstreet Corp.	276	26,896
Fidelity National Information Services, Inc.	2,721	116,568
Fiserv, Inc.†	1,766	154,366
		297,830
Dental Supplies & Equipment — 0.0%
DENTSPLY International, Inc.	1,159	47,473
Dialysis Centers — 0.1%
DaVita HealthCare Partners, Inc.†	1,123	135,658
Disposable Medical Products — 0.3%
C.R. Bard, Inc.	7,646	830,967
Distribution/Wholesale — 0.3%
Fastenal Co.	18,012	825,850
Fossil Group, Inc.†	700	72,317
WW Grainger, Inc.	500	126,090
		1,024,257
Diversified Banking Institutions — 0.8%
Bank of America Corp.	142,991	1,838,864
JPMorgan Chase & Co.	8,481	447,712
		2,286,576
Diversified Manufacturing Operations — 2.1%
3M Co.	4,801	524,989
Danaher Corp.	55,560	3,516,948
Dover Corp.	17,316	1,344,761
Eaton Corp. PLC	3,075	202,366
Illinois Tool Works, Inc.	5,497	380,227
Ingersoll-Rand PLC	2,138	118,702
Leggett & Platt, Inc.	1,895	58,916
Pentair, Ltd.	1,409	81,285
		6,228,194
E-Commerce/Products — 2.6%
Amazon.com, Inc.†	17,460	4,848,467
eBay, Inc.†	55,586	2,874,908
		7,723,375
E-Commerce/Services — 1.1%
Expedia, Inc.	829	49,864
Netflix, Inc.†	745	157,262
priceline.com, Inc.†	3,760	3,110,009
TripAdvisor, Inc.†	1,464	89,114
		3,406,249
Electric Products-Misc. — 0.1%
Emerson Electric Co.	4,291	234,031
Molex, Inc.	956	28,049
		262,080
Electric-Transmission — 0.2%
Brookfield Infrastructure Partners LP	14,229	519,643
Electronic Components-Misc. — 0.7%
TE Connectivity, Ltd.	43,148	1,964,960
Electronic Components-Semiconductors — 2.1%
Altera Corp.	2,293	75,646
Broadcom Corp., Class A	6,968	235,240
Intel Corp.	65,935	1,596,946
International Rectifier Corp.†	22,109	462,963
LSI Corp.†	7,289	52,043
Microchip Technology, Inc.	1,647	61,351
Micron Technology, Inc.†	5,875	84,189
ON Semiconductor Corp.†	51,830	418,786
Texas Instruments, Inc.	8,974	312,923
Xilinx, Inc.	76,761	3,040,503
		6,340,590
Electronic Connectors — 0.8%
Amphenol Corp., Class A	30,903	2,408,580
Electronic Design Automation — 0.2%
Cadence Design Systems, Inc.†	35,105	508,320
Electronic Forms — 0.1%
Adobe Systems, Inc.†	6,658	303,338
Electronic Measurement Instruments — 0.8%
Agilent Technologies, Inc.	40,886	1,748,285
National Instruments Corp.	17,254	482,077
		2,230,362
Electronic Security Devices — 0.2%
Tyco International, Ltd.	21,761	717,025
Engines-Internal Combustion — 0.4%
Cummins, Inc.	11,193	1,213,993
Enterprise Software/Service — 1.6%
BMC Software, Inc.†	1,107	49,970
Informatica Corp.†	23,560	824,129
Oracle Corp.	129,515	3,978,701
		4,852,800
Filtration/Separation Products — 0.0%
Pall Corp.	784	52,081
Finance-Consumer Loans — 0.0%
SLM Corp.	5,892	134,691

2

Finance-Credit Card — 2.0%
American Express Co.	41,801	3,125,043
Discover Financial Services	6,505	309,898
Visa, Inc., Class A	13,589	2,483,390
		5,918,331
Finance-Investment Banker/Broker — 0.2%
LPL Financial Holdings, Inc.	11,704	441,943
Finance-Other Services — 0.7%
IntercontinentalExchange, Inc.†	12,511	2,223,955
Food-Confectionery — 0.7%
Hershey Co.	21,553	1,924,252
J.M. Smucker Co.	740	76,331
		2,000,583
Food-Misc./Diversified — 0.6%
Campbell Soup Co.	1,231	55,137
General Mills, Inc.	3,848	186,744
Kellogg Co.	1,784	114,586
McCormick & Co., Inc.	19,334	1,360,340
		1,716,807
Food-Retail — 0.4%
Whole Foods Market, Inc.	24,663	1,269,651
Gas-Distribution — 0.0%
Sempra Energy	1,495	122,231
Hazardous Waste Disposal — 0.0%
Stericycle, Inc.†	1,144	126,332
Home Decoration Products — 0.0%
Newell Rubbermaid, Inc.	3,827	100,459
Hotels/Motels — 0.7%
Marriott International, Inc., Class A	47,121	1,902,275
Starwood Hotels & Resorts Worldwide, Inc.	1,574	99,461
Wyndham Worldwide Corp.	1,802	103,128
		2,104,864
Human Resources — 0.0%
Robert Half International, Inc.	1,129	37,517
Industrial Automated/Robotic — 0.3%
Rockwell Automation, Inc.	9,041	751,669
Industrial Gases — 0.7%
Airgas, Inc.	498	47,539
Praxair, Inc.	16,421	1,891,042
		1,938,581
Instruments-Controls — 1.2%
Honeywell International, Inc.	32,703	2,594,656
Sensata Technologies Holding NV†	32,299	1,127,235
		3,721,891
Instruments-Scientific — 0.1%
PerkinElmer, Inc.	1,485	48,262
Thermo Fisher Scientific, Inc.	3,237	273,947
Waters Corp.†	693	69,335
		391,544
Insurance Brokers — 0.1%
Aon PLC	2,542	163,578
Marsh & McLennan Cos., Inc.	3,724	148,662
		312,240
Insurance-Life/Health — 0.1%
Prudential Financial, Inc.	2,843	207,624
Internet Content-Entertainment — 0.1%
Facebook, Inc., Class A†	17,314	430,426
Internet Infrastructure Software — 0.0%
F5 Networks, Inc.†	1,045	71,896
Internet Security — 0.1%
Symantec Corp.	5,637	126,664
VeriSign, Inc.†	1,999	89,275
		215,939
Investment Management/Advisor Services — 0.7%
Ameriprise Financial, Inc.	2,673	216,192
BlackRock, Inc.	994	255,309
Franklin Resources, Inc.	1,833	249,325
Invesco, Ltd.	3,834	121,921
T. Rowe Price Group, Inc.	18,808	1,375,805
		2,218,552
Linen Supply & Related Items — 0.0%
Cintas Corp.	1,381	62,891
Machinery-Farming — 0.1%
Deere & Co.	3,500	284,375
Machinery-General Industrial — 0.2%
Roper Industries, Inc.	5,684	706,066
Machinery-Pumps — 0.0%
Flowserve Corp.	1,194	64,488
Xylem, Inc.	1,131	30,469
		94,957
Medical Information Systems — 0.2%
athenahealth, Inc.†	3,480	294,826
Cerner Corp.†	1,938	186,222
		481,048
Medical Instruments — 0.3%
Boston Scientific Corp.†	7,695	71,333
Edwards Lifesciences Corp.†	1,498	100,666
Intuitive Surgical, Inc.†	533	270,007
Medtronic, Inc.	6,573	338,312
		780,318
Medical Products — 1.1%
Baxter International, Inc.	7,188	497,913
Becton, Dickinson and Co.	11,820	1,168,171
Covidien PLC	12,029	755,902
Stryker Corp.	2,058	133,111
Varian Medical Systems, Inc.†	8,650	583,443
Zimmer Holdings, Inc.	1,586	118,855
		3,257,395
Medical-Biomedical/Gene — 4.3%
Alexion Pharmaceuticals, Inc.†	10,950	1,010,028
Amgen, Inc.	21,694	2,140,330
Biogen Idec, Inc.†	3,149	677,665
Celgene Corp.†	19,216	2,246,542
Gilead Sciences, Inc.†	71,094	3,640,724
Life Technologies Corp.†	2,285	169,113
Regeneron Pharmaceuticals, Inc.†	7,602	1,709,538
Vertex Pharmaceuticals, Inc.†	16,034	1,280,635
		12,874,575
Medical-Drugs — 5.1%
Abbott Laboratories	66,904	2,333,612
AbbVie, Inc.	38,225	1,580,221
Alkermes PLC†	11,222	321,847
Allergan, Inc.	8,882	748,220
Bristol-Myers Squibb Co.	12,201	545,263
Eli Lilly & Co.	13,150	645,928
Jazz Pharmaceuticals PLC†	10,381	713,486
Johnson & Johnson	19,746	1,695,392
Medivation, Inc.†	15,947	784,592
Merck & Co., Inc.	40,052	1,860,415
Pfizer, Inc.	52,223	1,462,766
Roche Holding AG ADR	11,260	696,600
Sanofi ADR	34,886	1,796,978
Zoetis, Inc.	6,632	204,862
		15,390,182
Medical-Generic Drugs — 0.4%
Actavis, Inc.†	6,646	838,858

3

Mylan, Inc.†	5,055	156,857
Perrigo Co.	1,172	141,812
		1,137,527
Medical-HMO — 0.3%
Aetna, Inc.	13,004	826,274
Metal Processors & Fabrication — 1.3%
Precision Castparts Corp.	17,580	3,973,256
Motorcycle/Motor Scooter — 0.0%
Harley-Davidson, Inc.	1,784	97,799
Multimedia — 2.5%
News Corp., Class A	76,353	2,489,108
Time Warner, Inc.	12,364	714,886
Viacom, Inc., Class B	29,183	1,985,903
Walt Disney Co.	35,552	2,245,109
		7,435,006
Networking Products — 0.8%
Cisco Systems, Inc.	92,593	2,250,936
Oil & Gas Drilling — 0.2%
Helmerich & Payne, Inc.	8,438	526,953
Oil Companies-Exploration & Production — 1.9%
Anadarko Petroleum Corp.	18,553	1,594,259
Cabot Oil & Gas Corp.	1,677	119,101
Cobalt International Energy, Inc.†	15,481	411,330
Denbury Resources, Inc.†	4,950	85,734
EOG Resources, Inc.	8,735	1,150,225
EQT Corp.	918	72,862
Noble Energy, Inc.	17,076	1,025,243
Pioneer Natural Resources Co.	7,420	1,074,045
Range Resources Corp.	1,276	98,660
Southwestern Energy Co.†	2,425	88,585
		5,720,044
Oil Companies-Integrated — 1.0%
Exxon Mobil Corp.	31,847	2,877,376
Oil Field Machinery & Equipment — 0.3%
Cameron International Corp.†	1,546	94,553
FMC Technologies, Inc.†	1,447	80,569
National Oilwell Varco, Inc.	9,564	658,960
		834,082
Oil Refining & Marketing — 0.4%
Marathon Petroleum Corp.	1,982	140,841
PBF Energy, Inc.	13,057	338,176
Tesoro Corp.	1,801	94,228
Valero Energy Corp.	16,597	577,078
		1,150,323
Oil-Field Services — 1.8%
Halliburton Co.	26,490	1,105,163
Schlumberger, Ltd.	58,798	4,213,464
		5,318,627
Pharmacy Services — 0.8%
Express Scripts Holding Co.†	27,955	1,724,544
Omnicare, Inc.	16,544	789,314
		2,513,858
Pipelines — 0.1%
Williams Cos., Inc.	4,437	144,069
Publishing-Newspapers — 0.0%
Gannett Co., Inc.	1,397	34,171
Real Estate Investment Trusts — 2.6%
American Tower Corp.	61,706	4,515,028
Apartment Investment & Management Co., Class A	1,026	30,821
AvalonBay Communities, Inc.	839	113,190
Boston Properties, Inc.	1,087	114,646
Equity Residential	2,253	130,809
HCP, Inc.	3,376	153,405
Health Care REIT, Inc.	3,773	252,904
Kimco Realty Corp.	2,874	61,590
Lexington Realty Trust	26,100	304,848
Macerich Co.	784	47,801
Plum Creek Timber Co., Inc.	1,145	53,437
Public Storage	1,034	158,543
Simon Property Group, Inc.	6,014	949,731
Ventas, Inc.	8,909	618,819
Vornado Realty Trust	1,128	93,455
Weyerhaeuser Co.	4,819	137,293
		7,736,320
Real Estate Management/Services — 0.9%
CBRE Group, Inc., Class A†	99,206	2,317,452
Jones Lang LaSalle, Inc.	5,009	456,520
		2,773,972
Resort/Theme Parks — 0.1%
Six Flags Entertainment Corp.	7,192	252,871
Retail-Apparel/Shoe — 2.0%
American Eagle Outfitters, Inc.	29,908	546,120
Gap, Inc.	3,846	160,494
L Brands, Inc.	53,122	2,616,258
Lululemon Athletica, Inc.†	7,491	490,810
PVH Corp.	14,857	1,857,868
Ross Stores, Inc.	2,916	188,986
Urban Outfitters, Inc.†	1,462	58,802
		5,919,338
Retail-Auto Parts — 0.5%
AutoZone, Inc.†	3,083	1,306,236
O’Reilly Automotive, Inc.†	1,465	164,989
		1,471,225
Retail-Automobile — 0.0%
AutoNation, Inc.†	232	10,066
CarMax, Inc.†	1,847	85,258
		95,324
Retail-Bedding — 0.0%
Bed Bath & Beyond, Inc.†	1,450	102,805
Retail-Building Products — 0.7%
Home Depot, Inc.	19,376	1,501,059
Lowe’s Cos., Inc.	14,225	581,802
		2,082,861
Retail-Discount — 2.4%
Costco Wholesale Corp.	43,501	4,809,906
Dollar General Corp.†	43,869	2,212,314
Dollar Tree, Inc.†	2,969	150,944
Family Dollar Stores, Inc.	1,266	78,884
		7,252,048
Retail-Gardening Products — 0.2%
Tractor Supply Co.	5,662	665,908
Retail-Jewelry — 0.2%
Tiffany & Co.	7,245	527,726
Retail-Major Department Stores — 0.8%
Nordstrom, Inc.	15,905	953,346
TJX Cos., Inc.	30,655	1,534,589
		2,487,935
Retail-Pet Food & Supplies — 0.0%
PetSmart, Inc.	1,370	91,776
Retail-Restaurants — 1.8%
Chipotle Mexican Grill, Inc.†	2,781	1,013,257
Dunkin’ Brands Group, Inc.	6,634	284,068
McDonald’s Corp.	12,484	1,235,916
Starbucks Corp.	25,612	1,677,330
Yum! Brands, Inc.	14,717	1,020,477
		5,231,048

4

Security Services — 0.0%
ADT Corp.†	1,741	69,379
Semiconductor Components-Integrated Circuits — 2.1%
Analog Devices, Inc.	2,739	123,420
Atmel Corp.†	109,598	805,545
Linear Technology Corp.	2,073	76,369
QUALCOMM, Inc.	88,633	5,413,704
		6,419,038
Semiconductor Equipment — 0.3%
Applied Materials, Inc.	15,938	237,636
KLA-Tencor Corp.	9,295	518,010
Lam Research Corp.†	1,273	56,445
Teradyne, Inc.†	2,529	44,434
		856,525
Software Tools — 0.3%
VMware, Inc., Class A†	13,235	886,613
Steel-Producers — 0.0%
Nucor Corp.	2,023	87,636
Telecom Equipment-Fiber Optics — 0.0%
JDS Uniphase Corp.†	3,137	45,110
Telecom Services — 0.3%
Amdocs, Ltd.	25,589	949,096
Telecommunication Equipment — 0.0%
Harris Corp.	799	39,351
Telephone-Integrated — 0.3%
Verizon Communications, Inc.	17,836	897,864
Television — 0.5%
CBS Corp., Class B	30,625	1,496,644
Therapeutics — 0.1%
BioMarin Pharmaceutical, Inc.†	7,387	412,121
Tobacco — 1.7%
Altria Group, Inc.	15,186	531,358
Lorillard, Inc.	5,011	218,881
Philip Morris International, Inc.	48,133	4,169,281
Reynolds American, Inc.	1,985	96,014
		5,015,534
Tools-Hand Held — 0.0%
Snap-on, Inc.	773	69,091
Toys — 0.4%
Mattel, Inc.	27,190	1,231,979
Transactional Software — 0.2%
Solera Holdings, Inc.	12,520	696,738
Transport-Rail — 1.0%
Kansas City Southern	5,346	566,462
Union Pacific Corp.	15,383	2,373,289
		2,939,751
Transport-Services — 1.1%
C.H. Robinson Worldwide, Inc.	1,086	61,153
Expeditors International of Washington, Inc.	1,288	48,957
FedEx Corp.	27,773	2,737,862
United Parcel Service, Inc., Class B	4,806	415,623
		3,263,595
Vitamins & Nutrition Products — 0.0%
Mead Johnson Nutrition Co.	1,423	112,744
Web Hosting/Design — 0.9%
Equinix, Inc.†	14,697	2,714,830
Web Portals/ISP — 3.6%
Google, Inc., Class A†	11,984	10,550,354
Yahoo!, Inc.†	12,637	317,315
		10,867,669
Wireless Equipment — 0.7%
Crown Castle International Corp.†	11,201	810,841
Motorola Solutions, Inc.	21,773	1,256,955
		2,067,796
Total Common Stock (cost $237,218,987)		290,330,160
EXCHANGE-TRADED FUNDS — 1.6%
iShares Russell 1000 Growth Index Fund	6,610	480,811
iShares S&P 500 Growth Index Fund	50,562	4,247,714
Total Exchange Traded-Funds (cost $4,648,008)		4,728,525
Total Long-Term Investment Securities (cost $241,866,995)		295,058,685

SHORT-TERM INVESTMENT SECURITIES — 0.0%
U.S. Government Treasuries — 0.0%
United States Treasury Bills 0.04% due 09/12/13(1) (cost $54,996)	$55,000	54,998
REPURCHASE AGREEMENTS — 7.0%
Agreement with State Street Bank & Trust Co. bearing interest at 0.01% dated 06/28/2013 to be repurchased 07/01/2013 in the amount of $1,849,002 and collateralized by $1,920,000 of United States Treasury Notes, bearing interest at 0.63% due 05/31/2017 and having approximate value of $1,889,418.	1,849,000	1,849,000
Agreement with State Street Bank & Trust Co. bearing interest at 0.01% dated 06/28/2013 to be repurchased 07/01/2013 in the amount of $18,098,015 and collateralized by $19,780,000 of Federal Home Loan Mtg. Corp. Notes, bearing interest at 1.96% due 11/07/2022 and having approximate value of $18,463,779.	18,098,000	18,098,000
State Street Bank & Trust Co. Joint Repurchase Agreement(2)	1,001,000	1,001,000
Total Repurchase Agreements (cost $20,948,000)		20,948,000
TOTAL INVESTMENTS (cost $262,869,991)(3)	105.6%	316,061,683
Liabilities in excess of other assets	(5.6)	(16,664,410)
NET ASSETS	100.0%	$299,397,273

†	Non-income producing security
(1)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(2)	See Note 2 for details of Joint Repurchase Agreements.
(3)	See Note 4 for cost of investments on a tax basis.
ADR	— American Depository Receipt

Open Futures Contracts
Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of June 30, 2013	Unrealized Appreciation (Depreciation)
4	Long	S&P 500 Citigroup Growth Index	September 2013	$862,270	$842,200	$(20,070)

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2013 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs	Level 3-Signifcant Unobservable Inputs	Total
Assets:
Long-Term Investment Securities:
Common Stock
Medical-Drugs	$15,390,182	$—	$—	$15,390,182
Other Industries*	274,939,978	—	—	274,939,978
Exchange-Traded Funds	4,728,525	—	—	4,728,525
Short-Term Investment Securities:
U.S. Government Treasuries	—	54,998	—	54,998
Repurchase Agreements	—	20,948,000	—	20,948,000
Total	$295,058,685	$21,002,998	$—	$316,061,683
Liabilities:
Other Financial Instruments:+
Open Futures Contracts - Depreciation	$20,070	$—	$—	$20,070

* Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets.  For a detailed presentation of securities by classification, please refer to the Portfolio of Investments.

+ Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards, swaps and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

5

SEASONS SERIES TRUST

LARGE CAP VALUE PORTFOLIO

Portfolio of Investments — June 30, 2013
(unaudited)

Security Description	Shares/ Principal Amount	Value (Note 2)
COMMON STOCK — 95.8%
Advertising Agencies — 0.1%
Interpublic Group of Cos., Inc.	5,148	$74,903
Omnicom Group, Inc.	2,508	157,678
WPP PLC	22,977	392,104
		624,685
Aerospace/Defense — 1.5%
Boeing Co.	15,500	1,587,820
General Dynamics Corp.	6,999	548,232
Lockheed Martin Corp.	9,784	1,061,173
Northrop Grumman Corp.	4,958	410,522
Raytheon Co.	6,844	452,525
Rockwell Collins, Inc.	1,487	94,291
Spirit Aerosystems Holdings, Inc., Class A†	123,900	2,661,372
		6,815,935
Aerospace/Defense-Equipment — 0.9%
United Technologies Corp.	42,931	3,990,007
Agricultural Chemicals — 0.3%
Mosaic Co.	26,700	1,436,727
Agricultural Operations — 0.4%
Archer-Daniels-Midland Co.	57,194	1,939,449
Airlines — 0.3%
United Continental Holdings, Inc.†	43,500	1,361,115
Appliances — 0.1%
Whirlpool Corp.	2,769	316,663
Applications Software — 1.6%
Citrix Systems, Inc.†	1,657	99,967
Microsoft Corp.	214,106	7,393,080
		7,493,047
Athletic Footwear — 0.1%
NIKE, Inc., Class B	6,409	408,125
Audio/Video Products — 0.0%
Harman International Industries, Inc.	1,433	77,669
Auto-Cars/Light Trucks — 0.6%
Ford Motor Co.	140,880	2,179,414
General Motors Co.†	12,659	421,671
		2,601,085
Auto/Truck Parts & Equipment-Original — 0.3%
Johnson Controls, Inc.	38,842	1,390,155
Banks-Commercial — 0.7%
BB&T Corp.	71,593	2,425,571
M&T Bank Corp.	879	98,228
Regions Financial Corp.	78,795	750,916
		3,274,715
Banks-Fiduciary — 0.7%
Bank of New York Mellon Corp.	32,890	922,565
Northern Trust Corp.	30,690	1,776,951
State Street Corp.	9,615	626,994
		3,326,510
Banks-Super Regional — 5.5%
Capital One Financial Corp.	28,716	1,803,652
Comerica, Inc.	2,164	86,192
Fifth Third Bancorp	18,440	332,842
KeyCorp	9,509	104,980
PNC Financial Services Group, Inc.	87,762	6,399,605
SunTrust Banks, Inc.	55,563	1,754,124
US Bancorp	70,900	2,563,035
Wells Fargo & Co.	296,645	12,242,539
		25,286,969
Beverages-Non-alcoholic — 0.3%
Coca-Cola Enterprises, Inc.	2,172	76,367
PepsiCo, Inc.	17,200	1,406,788
		1,483,155
Beverages-Wine/Spirits — 0.4%
Beam, Inc.	3,392	214,069
Diageo PLC ADR	12,800	1,471,360
		1,685,429
Brewery — 0.5%
Anheuser-Busch InBev NV ADR	23,370	2,109,376
Molson Coors Brewing Co., Class B	3,311	158,465
		2,267,841
Building & Construction Products-Misc. — 0.1%
USG Corp.†	17,600	405,680
Building Products-Cement — 0.2%
Vulcan Materials Co.	21,477	1,039,702
Building Products-Wood — 0.2%
Masco Corp.	41,500	808,835
Cable/Satellite TV — 0.9%
Cablevision Systems Corp., Class A	47,161	793,248
Comcast Corp., Class A	18,600	778,968
Time Warner Cable, Inc.	21,400	2,407,072
		3,979,288
Casino Services — 0.0%
International Game Technology	5,490	91,738
Cellular Telecom — 0.5%
Vodafone Group PLC	170,712	487,742
Vodafone Group PLC ADR	63,500	1,824,990
		2,312,732
Chemicals-Diversified — 1.0%
Dow Chemical Co.	89,401	2,876,030
E.I. du Pont de Nemours & Co.	24,997	1,312,343
LyondellBasell Industries NV, Class A	8,008	530,610
		4,718,983
Chemicals-Specialty — 0.0%
International Flavors & Fragrances, Inc.	704	52,912
Sigma-Aldrich Corp.	1,066	85,664
		138,576
Coal — 0.2%
CONSOL Energy, Inc.	36,720	995,112
Peabody Energy Corp.	5,684	83,214
		1,078,326
Commercial Services — 0.0%
Iron Mountain, Inc.	1,733	46,115
Commercial Services-Finance — 0.6%
Automatic Data Processing, Inc.	4,296	295,823
H&R Block, Inc.	3,215	89,216
McGraw-Hill Financial, Inc.	23,923	1,272,464
Paychex, Inc.	2,936	107,223
Total System Services, Inc.	1,763	43,158

1

Western Union Co.	46,245	791,252
		2,599,136
Computer Aided Design — 0.0%
Autodesk, Inc.†	1,659	56,306
Computer Services — 0.7%
Accenture PLC, Class A	4,797	345,192
Computer Sciences Corp.	22,904	1,002,508
International Business Machines Corp.	10,547	2,015,637
		3,363,337
Computers — 1.1%
Apple, Inc.	5,800	2,297,264
Dell, Inc.	126,542	1,689,336
Hewlett-Packard Co.	49,759	1,234,023
		5,220,623
Computers-Memory Devices — 0.9%
EMC Corp.	150,300	3,550,086
NetApp, Inc.	2,812	106,237
SanDisk Corp.†	5,130	313,443
Western Digital Corp.	4,485	278,474
		4,248,240
Consulting Services — 0.0%
SAIC, Inc.	5,994	83,496
Consumer Products-Misc. — 0.4%
Clorox Co.	19,949	1,658,560
Kimberly-Clark Corp.	3,406	330,859
		1,989,419
Containers-Metal/Glass — 0.0%
Owens-Illinois, Inc.†	3,468	96,376
Containers-Paper/Plastic — 0.0%
Bemis Co., Inc.	1,258	49,238
Sealed Air Corp.	2,106	50,439
		99,677
Cosmetics & Toiletries — 0.9%
Avon Products, Inc.	67,331	1,415,971
Colgate-Palmolive Co.	7,024	402,405
Estee Lauder Cos., Inc., Class A	1,977	130,027
Procter & Gamble Co.	29,469	2,268,818
		4,217,221
Cruise Lines — 0.3%
Carnival Corp.	44,161	1,514,281
Data Processing/Management — 0.0%
Dun & Bradstreet Corp.	404	39,370
Fidelity National Information Services, Inc.	1,854	79,425
		118,795
Dental Supplies & Equipment — 0.0%
DENTSPLY International, Inc.	1,178	48,251
Patterson Cos., Inc.	1,764	66,326
		114,577
Disposable Medical Products — 0.0%
C.R. Bard, Inc.	568	61,730
Distribution/Wholesale — 0.3%
Genuine Parts Co.	14,567	1,137,246
WW Grainger, Inc.	467	117,768
		1,255,014
Diversified Banking Institutions — 6.9%
Bank of America Corp.	151,799	1,952,135
Citigroup, Inc.	174,252	8,358,868
Credit Suisse Group AG ADR	81,287	2,150,854
Goldman Sachs Group, Inc.	21,087	3,189,409
JPMorgan Chase & Co.	292,648	15,448,888
Morgan Stanley	28,927	706,687
		31,806,841
Diversified Manufacturing Operations — 5.2%
3M Co.	22,156	2,422,759
Danaher Corp.	4,907	310,613
Dover Corp.	1,587	123,246
Eaton Corp. PLC	57,979	3,815,598
General Electric Co.	564,247	13,084,888
Illinois Tool Works, Inc.	28,900	1,999,013
Ingersoll-Rand PLC	29,411	1,632,899
Parker Hannifin Corp.	3,147	300,224
Pentair, Ltd.	2,067	119,245
Textron, Inc.	5,858	152,601
		23,961,086
Diversified Operations — 0.0%
Leucadia National Corp.	6,220	163,088
E-Commerce/Services — 0.0%
Expedia, Inc.	649	39,037
Electric Products-Misc. — 0.5%
Emerson Electric Co.	37,836	2,063,575
Molex, Inc.	1,403	41,164
		2,104,739
Electric-Generation — 0.2%
AES Corp.	56,163	673,394
Electric-Integrated — 3.7%
Ameren Corp.	5,115	176,161
American Electric Power Co., Inc.	10,247	458,861
CMS Energy Corp.	5,602	152,206
Consolidated Edison, Inc.	6,175	360,064
Dominion Resources, Inc.	12,179	692,011
DTE Energy Co.	3,667	245,726
Duke Energy Corp.	41,660	2,812,050
Edison International	39,269	1,891,195
Entergy Corp.	26,057	1,815,652
Exelon Corp.	58,644	1,810,927
FirstEnergy Corp.	29,917	1,117,101
Integrys Energy Group, Inc.	1,668	97,628
NextEra Energy, Inc.	8,952	729,409
Northeast Utilities	6,633	278,719
Pepco Holdings, Inc.	5,241	105,658
PG&E Corp.	9,322	426,295
Pinnacle West Capital Corp.	2,318	128,579
PPL Corp.	31,188	943,749
Public Service Enterprise Group, Inc.	10,667	348,384
SCANA Corp.	2,941	144,403
Southern Co.	18,350	809,785
TECO Energy, Inc.	13,312	228,833

2

Wisconsin Energy Corp.	4,822	197,654
Xcel Energy, Inc.	43,583	1,235,142
		17,206,192
Electronic Components-Misc. — 0.6%
Garmin, Ltd.	2,309	83,494
Jabil Circuit, Inc.	3,888	79,237
Koninklijke Philips Electronics NV	92,900	2,525,951
TE Connectivity, Ltd.	4,817	219,366
		2,908,048
Electronic Components-Semiconductors — 1.4%
Advanced Micro Devices, Inc.†	12,804	52,240
Altera Corp.	3,105	102,434
First Solar, Inc.†	1,401	62,667
Intel Corp.	108,800	2,635,136
Microchip Technology, Inc.	1,538	57,290
Micron Technology, Inc.†	12,379	177,391
NVIDIA Corp.	12,184	170,942
Texas Instruments, Inc.	36,920	1,287,400
Xilinx, Inc.	44,214	1,751,317
		6,296,817
Electronic Measurement Instruments — 0.1%
Agilent Technologies, Inc.	12,800	547,328
FLIR Systems, Inc.	2,991	80,667
		627,995
Electronic Security Devices — 0.1%
Tyco International, Ltd.	9,782	322,317
Electronics-Military — 0.0%
L-3 Communications Holdings, Inc.	1,897	162,649
Engineering/R&D Services — 0.1%
Fluor Corp.	3,434	203,670
Jacobs Engineering Group, Inc.†	2,758	152,049
		355,719
Enterprise Software/Service — 0.1%
BMC Software, Inc.†	1,033	46,630
CA, Inc.	21,283	609,332
		655,962
Entertainment Software — 0.0%
Electronic Arts, Inc.†	6,380	146,549
Filtration/Separation Products — 0.0%
Pall Corp.	1,106	73,472
Finance-Consumer Loans — 0.1%
SLM Corp.	26,900	614,934
Finance-Credit Card — 0.4%
American Express Co.	26,700	1,996,092
Finance-Investment Banker/Broker — 0.1%
Charles Schwab Corp.	23,207	492,685
E*TRADE Financial Corp.†	6,047	76,555
		569,240
Finance-Other Services — 0.6%
CME Group, Inc.	6,476	492,046
IntercontinentalExchange, Inc.†	10,952	1,946,828
NASDAQ OMX Group, Inc.	2,482	81,385
NYSE Euronext	5,123	212,092
		2,732,351
Food-Confectionery — 0.0%
J.M. Smucker Co.	1,085	111,918
Food-Meat Products — 0.1%
Hormel Foods Corp.	2,848	109,876
Tyson Foods, Inc., Class A	5,985	153,695
		263,571
Food-Misc./Diversified — 1.5%
Campbell Soup Co.	35,906	1,608,230
ConAgra Foods, Inc.	8,787	306,930
General Mills, Inc.	7,475	362,762
Kellogg Co.	2,515	161,538
Kraft Foods Group, Inc.	48,733	2,722,713
McCormick & Co., Inc.	9,800	689,528
Mondelez International, Inc., Class A	37,621	1,073,327
		6,925,028
Food-Retail — 0.1%
Kroger Co.	10,964	378,696
Safeway, Inc.	5,083	120,264
		498,960
Food-Wholesale/Distribution — 0.1%
Sysco Corp.	12,512	427,410
Gas-Distribution — 0.9%
AGL Resources, Inc.	2,492	106,807
CenterPoint Energy, Inc.	9,035	212,232
National Grid PLC ADR	32,900	1,864,443
NiSource, Inc.	62,579	1,792,263
Sempra Energy	2,376	194,262
		4,170,007
Gold Mining — 0.4%
Barrick Gold Corp.	50,500	794,870
Newmont Mining Corp.	29,183	874,031
		1,668,901
Home Decoration Products — 0.4%
Newell Rubbermaid, Inc.	69,600	1,827,000
Hotels/Motels — 0.0%
Marriott International, Inc., Class A	2,172	87,684
Starwood Hotels & Resorts Worldwide, Inc.	1,600	101,104
		188,788
Human Resources — 0.0%
Robert Half International, Inc.	1,147	38,115
Independent Power Producers — 0.0%
NRG Energy, Inc.	6,799	181,533
Industrial Automated/Robotic — 0.0%
Rockwell Automation, Inc.	1,031	85,717
Industrial Gases — 0.2%
Air Products & Chemicals, Inc.	4,392	402,175
Airgas, Inc.	597	56,990
Praxair, Inc.	2,681	308,744
		767,909

3

Instruments-Controls — 0.6%
Honeywell International, Inc.	32,725	2,596,401
Instruments-Scientific — 0.1%
Thermo Fisher Scientific, Inc.	6,221	526,483
Waters Corp.†	705	70,535
		597,018
Insurance Brokers — 1.2%
Aon PLC	2,477	159,395
Marsh & McLennan Cos., Inc.	112,136	4,476,469
Willis Group Holdings PLC	17,200	701,416
		5,337,280
Insurance-Life/Health — 1.1%
Aflac, Inc.	9,829	571,262
Lincoln National Corp.	30,836	1,124,589
Principal Financial Group, Inc.	53,765	2,013,499
Prudential Financial, Inc.	5,305	387,424
Sun Life Financial, Inc.	19,000	562,780
Torchmark Corp.	1,950	127,023
Unum Group	5,628	165,294
		4,951,871
Insurance-Multi-line — 1.9%
ACE, Ltd.	27,422	2,453,721
Allstate Corp.	44,680	2,150,002
American International Group, Inc.†(1)	31,125	1,391,287
Assurant, Inc.	1,623	82,627
Cincinnati Financial Corp.	3,098	142,198
Genworth Financial, Inc., Class A†	10,396	118,618
Hartford Financial Services Group, Inc.	9,611	297,172
Loews Corp.	17,978	798,223
MetLife, Inc.	23,086	1,056,415
XL Group PLC	6,108	185,195
		8,675,458
Insurance-Property/Casualty — 0.5%
Chubb Corp.	13,864	1,173,588
Progressive Corp.	11,684	297,007
Travelers Cos., Inc.	7,936	634,245
		2,104,840
Insurance-Reinsurance — 0.9%
Berkshire Hathaway, Inc., Class B†	38,460	4,304,443
Internet Security — 0.2%
Symantec Corp.	29,728	667,988
Investment Management/Advisor Services — 1.4%
BlackRock, Inc.	9,853	2,530,743
Invesco, Ltd.	79,431	2,525,906
Legg Mason, Inc.	39,051	1,210,971
Och-Ziff Capital Management Group LLC	6,000	62,640
		6,330,260
Machinery-Construction & Mining — 0.4%
Caterpillar, Inc.	13,862	1,143,477
Joy Global, Inc.	16,640	807,539
		1,951,016
Machinery-Farming — 0.1%
Deere & Co.	2,618	212,712
Machinery-Pumps — 0.1%
Flowserve Corp.	1,116	60,275
Xylem, Inc.	17,409	468,999
		529,274
Medical Instruments — 0.2%
Boston Scientific Corp.†	16,212	150,285
Medtronic, Inc.	10,874	559,685
St Jude Medical, Inc.	5,974	272,594
		982,564
Medical Labs & Testing Services — 0.3%
Laboratory Corp. of America Holdings†	1,960	196,196
Quest Diagnostics, Inc.	16,032	972,020
		1,168,216
Medical Products — 1.3%
Baxter International, Inc.	26,650	1,846,045
Becton, Dickinson and Co.	2,048	202,404
CareFusion Corp.†	4,634	170,763
Covidien PLC	39,970	2,511,715
Hospira, Inc.†	19,189	735,131
Stryker Corp.	2,786	180,198
Varian Medical Systems, Inc.†	777	52,409
Zimmer Holdings, Inc.	1,029	77,113
		5,775,778
Medical-Biomedical/Gene — 0.8%
Amgen, Inc.	20,450	2,017,597
Vertex Pharmaceuticals, Inc.†	20,000	1,597,400
		3,614,997
Medical-Drugs — 3.9%
Abbott Laboratories	12,160	424,141
Allergan, Inc.	2,250	189,540
Bristol-Myers Squibb Co.	49,237	2,200,402
Forest Laboratories, Inc.†	4,947	202,827
Johnson & Johnson	54,633	4,690,789
Merck & Co., Inc.	97,492	4,528,503
Pfizer, Inc.	128,851	3,609,117
Roche Holding AG ADR	38,300	2,369,429
		18,214,748
Medical-Generic Drugs — 0.4%
Teva Pharmaceutical Industries, Ltd. ADR	46,600	1,826,720
Medical-HMO — 0.7%
Aetna, Inc.	7,974	506,668
Cigna Corp.	6,015	436,027
Humana, Inc.	3,321	280,226
UnitedHealth Group, Inc.	21,504	1,408,082
WellPoint, Inc.	6,332	518,211
		3,149,214
Medical-Hospitals — 0.0%
Tenet Healthcare Corp.†	2,182	100,590
Medical-Wholesale Drug Distribution — 0.3%
AmerisourceBergen Corp.	4,868	271,781
Cardinal Health, Inc.	7,207	340,170
McKesson Corp.	4,778	547,081
		1,159,032

4

Metal Processors & Fabrication — 0.1%
Precision Castparts Corp.	1,357	306,696
Metal-Aluminum — 0.0%
Alcoa, Inc.	22,546	176,310
Metal-Copper — 0.1%
Freeport-McMoRan Copper & Gold, Inc.	21,888	604,328
Metal-Iron — 0.1%
Cliffs Natural Resources, Inc.	15,328	249,080
Motorcycle/Motor Scooter — 0.0%
Harley-Davidson, Inc.	1,890	103,610
Multimedia — 1.2%
Thomson Reuters Corp.	60,300	1,963,971
Time Warner, Inc.	29,600	1,711,472
Viacom, Inc., Class B	4,138	281,591
Walt Disney Co.	26,991	1,704,482
		5,661,516
Networking Products — 1.7%
Cisco Systems, Inc.	322,967	7,851,328
Non-Hazardous Waste Disposal — 0.1%
Republic Services, Inc.	6,257	212,363
Waste Management, Inc.	9,255	373,254
		585,617
Office Automation & Equipment — 0.1%
Pitney Bowes, Inc.	4,248	62,361
Xerox Corp.	25,887	234,795
		297,156
Office Supplies & Forms — 0.0%
Avery Dennison Corp.	2,099	89,753
Oil & Gas Drilling — 0.8%
Diamond Offshore Drilling, Inc.	17,266	1,187,728
Ensco PLC, Class A	4,912	285,486
Helmerich & Payne, Inc.	2,243	140,075
Nabors Industries, Ltd.	6,211	95,091
Noble Corp.	45,440	1,707,635
Rowan Cos. PLC, Class A†	2,618	89,195
		3,505,210
Oil Companies-Exploration & Production — 3.9%
Anadarko Petroleum Corp.	45,580	3,916,689
Apache Corp.	38,661	3,240,952
Cabot Oil & Gas Corp.	1,777	126,202
Chesapeake Energy Corp.	10,940	222,957
ConocoPhillips	35,377	2,140,308
Devon Energy Corp.	7,960	412,965
EOG Resources, Inc.	17,000	2,238,560
EQT Corp.	1,713	135,961
Newfield Exploration Co.†	2,855	68,206
Occidental Petroleum Corp.	34,635	3,090,481
QEP Resources, Inc.	3,779	104,981
Range Resources Corp.	1,410	109,021
Southwestern Energy Co.†	57,107	2,086,119
Talisman Energy, Inc.	19,900	227,457
WPX Energy, Inc.†	4,221	79,946
		18,200,805
Oil Companies-Integrated — 7.0%
BP PLC ADR	19,004	793,227
Chevron Corp.	111,997	13,253,725
Exxon Mobil Corp.	76,333	6,896,687
Hess Corp.	29,397	1,954,607
Marathon Oil Corp.	79,544	2,750,631
Murphy Oil Corp.	30,525	1,858,667
Petroleo Brasileiro SA ADR	132,800	1,782,176
Phillips 66	13,055	769,070
Royal Dutch Shell PLC ADR, Class A	33,700	2,150,060
		32,208,850
Oil Field Machinery & Equipment — 0.2%
Cameron International Corp.†	2,772	169,536
FMC Technologies, Inc.†	2,700	150,336
National Oilwell Varco, Inc.	9,008	620,651
		940,523
Oil Refining & Marketing — 0.2%
Marathon Petroleum Corp.	3,698	262,780
Valero Energy Corp.	11,498	399,785
		662,565
Oil-Field Services — 1.1%
Baker Hughes, Inc.	9,315	429,701
Halliburton Co.	64,400	2,686,768
Schlumberger, Ltd.	29,931	2,144,855
		5,261,324
Paper & Related Products — 1.3%
International Paper Co.	110,267	4,885,931
MeadWestvaco Corp.	26,831	915,205
		5,801,136
Pharmacy Services — 0.1%
Express Scripts Holding Co.†	7,917	488,400
Pipelines — 0.3%
Kinder Morgan, Inc.	13,320	508,158
ONEOK, Inc.	4,345	179,492
Spectra Energy Corp.	14,108	486,161
Williams Cos., Inc.	7,340	238,330
		1,412,141
Professional Sports — 0.2%
Madison Square Garden, Co., Class A†	12,125	718,406
Publishing-Newspapers — 0.1%
Gannett Co., Inc.	2,606	63,743
New York Times Co., Class A†	39,100	432,446
News Corp., Class A	5,770	88,281
Washington Post Co., Class B	95	45,958
		630,428
Real Estate Investment Trusts — 0.8%
Apartment Investment & Management Co., Class A	1,446	43,438
AvalonBay Communities, Inc.	1,231	166,074
Boston Properties, Inc.	1,472	155,252
Equity Residential	3,176	184,399
HCP, Inc.	4,216	191,575
Host Hotels & Resorts, Inc.	15,701	264,876
Kimco Realty Corp.	4,050	86,792
Macerich Co.	1,652	100,722

5

Plum Creek Timber Co., Inc.	1,614	75,325
Prologis, Inc.	10,504	396,211
Public Storage	1,400	214,662
Simon Property Group, Inc.	2,425	382,956
Ventas, Inc.	2,040	141,698
Vornado Realty Trust	1,793	148,550
Weyerhaeuser Co.	41,755	1,189,600
		3,742,130
Real Estate Management/Services — 0.0%
CBRE Group, Inc., Class A†	2,561	59,825
Retail-Apparel/Shoe — 0.5%
Abercrombie & Fitch Co., Class A	1,652	74,753
PVH Corp.	17,800	2,225,890
		2,300,643
Retail-Auto Parts — 0.5%
AutoZone, Inc.†	5,700	2,415,033
Retail-Automobile — 0.0%
AutoNation, Inc.†	450	19,525
CarMax, Inc.†	1,799	83,042
		102,567
Retail-Bedding — 0.0%
Bed Bath & Beyond, Inc.†	2,304	163,354
Retail-Building Products — 0.4%
Lowe’s Cos., Inc.	45,150	1,846,635
Retail-Computer Equipment — 0.0%
GameStop Corp., Class A	2,509	105,453
Retail-Consumer Electronics — 0.0%
Best Buy Co., Inc.	5,660	154,688
Retail-Discount — 1.3%
Costco Wholesale Corp.	5,248	580,272
Dollar General Corp.†	39,796	2,006,912
Target Corp.	13,529	931,607
Wal-Mart Stores, Inc.	34,541	2,572,959
		6,091,750
Retail-Drug Store — 0.5%
CVS Caremark Corp.	25,813	1,475,987
Walgreen Co.	18,178	803,468
		2,279,455
Retail-Jewelry — 0.1%
Tiffany & Co.	2,889	210,435
Retail-Major Department Stores — 0.4%
J.C. Penney Co., Inc.†	3,019	51,564
Nordstrom, Inc.	32,050	1,921,077
		1,972,641
Retail-Office Supplies — 0.3%
Staples, Inc.	90,097	1,428,938
Retail-Regional Department Stores — 0.7%
Kohl’s Corp.	37,296	1,883,821
Macy’s, Inc.	29,488	1,415,424
		3,299,245
Retail-Restaurants — 0.3%
Chipotle Mexican Grill, Inc.†	209	76,149
Darden Restaurants, Inc.	2,737	138,164
McDonald’s Corp.	10,145	1,004,355
Yum! Brands, Inc.	3,319	230,139
		1,448,807
Rubber-Tires — 0.0%
Goodyear Tire & Rubber Co.†	5,176	79,141
Savings & Loans/Thrifts — 0.0%
Hudson City Bancorp, Inc.	10,022	91,802
People’s United Financial, Inc.	7,148	106,505
		198,307
Security Services — 0.0%
ADT Corp.	1,845	73,523
Semiconductor Components-Integrated Circuits — 0.3%
Analog Devices, Inc.	26,144	1,178,049
Linear Technology Corp.	1,623	59,791
		1,237,840
Semiconductor Equipment — 0.3%
Applied Materials, Inc.	73,100	1,089,921
Lam Research Corp.†	1,407	62,386
		1,152,307
Steel-Producers — 0.7%
Nucor Corp.	32,584	1,411,539
Steel Dynamics, Inc.	104,450	1,557,350
United States Steel Corp.	3,042	53,326
		3,022,215
Steel-Specialty — 0.0%
Allegheny Technologies, Inc.	2,276	59,882
Telecom Equipment-Fiber Optics — 0.4%
Corning, Inc.	117,199	1,667,742
Telecommunication Equipment — 0.3%
Harris Corp.	26,540	1,307,095
Juniper Networks, Inc.†	10,673	206,096
		1,513,191
Telephone-Integrated — 3.0%
AT&T, Inc.	248,893	8,810,812
CenturyLink, Inc.	36,460	1,288,861
Frontier Communications Corp.	21,035	85,192
Telefonica SA	32,145	411,930
Verizon Communications, Inc.	61,012	3,071,344
Windstream Corp.	12,497	96,352
		13,764,491
Television — 0.4%
CBS Corp., Class B	32,950	1,610,266
Tobacco — 0.6%
Altria Group, Inc.	18,210	637,168
Imperial Tobacco Group PLC ADR	29,700	2,069,793
Reynolds American, Inc.	3,557	172,052
		2,879,013
Tools-Hand Held — 0.4%
Stanley Black & Decker, Inc.	22,214	1,717,142
Toys — 0.5%
Hasbro, Inc.	12,328	552,664

6

Mattel, Inc.	37,900	1,717,249
		2,269,913
Transport-Rail — 0.6%
CSX Corp.	21,546	499,651
Kansas City Southern	906	96,000
Norfolk Southern Corp.	29,643	2,153,564
		2,749,215
Transport-Services — 0.7%
C.H. Robinson Worldwide, Inc.	1,659	93,418
Expeditors International of Washington, Inc.	2,309	87,765
FedEx Corp.	6,213	612,478
Ryder System, Inc.	1,095	66,565
United Parcel Service, Inc., Class B	25,440	2,200,051
		3,060,277
Vitamins & Nutrition Products — 0.0%
Mead Johnson Nutrition Co.	2,006	158,935
Web Portals/ISP — 0.3%
Google, Inc., Class A†	1,800	1,584,666
Wireless Equipment — 0.1%
Motorola Solutions, Inc.	5,727	330,620
Nokia OYJ ADR	83,200	311,168
		641,788
Total Common Stock (cost $365,990,018)		443,075,918
CONVERTIBLE PREFERRED STOCK — 0.2%
Auto-Cars/Light Trucks — 0.2%
General Motors Co., Series B 4.75% (cost $940,478)	18,950	912,632
PREFERRED STOCK — 0.0%
Real Estate Investment Trusts — 0.0%
Weyerhaeuser Co. Series A (cost $72,500)	1,450	73,965
EXCHANGE-TRADED FUNDS — 0.7%
iShares S&P 500 Value Index Fund (cost $3,052,502)	40,898	3,098,841
Total Long-Term Investment Securities (cost $370,055,498)		447,161,356
SHORT-TERM INVESTMENT SECURITIES — 2.5%
Registered Investment Companies — 2.5%
T. Rowe Price Reserve Investment Fund	11,472,061	11,472,061
U.S. Government Treasuries — 0.0%
United States Treasury Bills 0.04% due 09/12/2013(2)	$55,000	54,998
Total Short-Term Investment Securities (cost $11,527,056)		11,527,059
REPURCHASE AGREEMENTS — 1.5%
Bank of America Securities LLC Joint Repurchase Agreement(3)	95,000	95,000
Barclays Capital Inc. Joint Repurchase Agreement(3)	2,310,000	2,310,000
BNP Paribas SA Joint Repurchase Agreement(3)	985,000	985,000
Deutsche Bank AG Joint Repurchase Agreement(3)	100,000	100,000
Royal Bank of Scotland Joint Repurchase Agreement(3)	1,310,000	1,310,000
State Street Bank & Trust Co. Joint Repurchase Agreement(3)	1,216,000	1,216,000
UBS Securities LLC Joint Repurchase Agreement(3)	925,000	925,000
Total Repurchase Agreements (cost $6,941,000)		6,941,000
TOTAL INVESTMENTS (cost $388,523,554)(4)	100.7%	465,629,415
Liabilities in excess of other assets	(0.7)	(3,199,299)
NET ASSETS	100.0%	$462,430,116

†	Non-income producing security
(1)	Security represents an investment in an affiliated company; see Note 3
(2)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contract.
(3)	See Note 2 for details of Joint Repurchase Agreements.
(4)	See Note 4 for cost of investments on a tax basis.
ADR	— American Depository Receipt

Open Future Contracts
Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of June 30, 2013	Unrealized Appreciation (Depreciation)
4	Long	S&P 500 Citigroup Value Index	September 2013	$762,920	$747,700	$(15,220)

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2013 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs	Level 3-Significant Unobservable Inputs	Total
Assets:
Long-Term Investment Securities:
Common Stock
Banks-Super Regional	$25,286,969	$—	$—	$25,286,969
Diversified Banking Institutions	31,806,841	—	—	31,806,841
Diversified Manufacturing Operations	23,961,086	—	—	23,961,086
Oil Companies-Integrated	32,208,850	—	—	32,208,850
Other Industries*	329,812,172	—	—	329,812,172
Convertible Preferred Stock	912,632	—	—	912,632
Preferred Stock	73,965	—	—	73,965
Exchange-Traded Funds	3,098,841	—	—	3,098,841
Short-Term Investment Securities:
Registered Investment Companies	11,472,061	—	—	11,472,061
U.S. Government Treasuries	—	54,998	—	54,998
Repurchase Agreements	—	6,941,000	—	6,941,000
Total	$458,633,417	$6,995,998	$—	$465,629,415
Liabilities:
Other Financial Instruments:+
Open Futures Contracts - Depreciation	$15,220	$—	$—	$15,220

* Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets.  For a detailed presentation of securities by industry classification, please refer to the Portfolio of Investments.

+ Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards, swaps and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

7

SEASONS SERIES TRUST

MID CAP GROWTH PORTFOLIO

Portfolio of Investments — June 30, 2013
(unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCK — 97.2%
Advanced Materials — 0.0%
Hexcel Corp.†	1,557	$53,016
Advertising Agencies — 0.6%
Interpublic Group of Cos., Inc.	9,127	132,798
Omnicom Group, Inc.	9,815	617,069
		749,867
Advertising Sales — 0.0%
Clear Channel Outdoor Holdings, Inc., Class A†	658	4,909
Lamar Advertising Co., Class A†	1,223	53,078
		57,987
Aerospace/Defense — 0.3%
Rockwell Collins, Inc.	1,877	119,020
Spirit Aerosystems Holdings, Inc., Class A†	241	5,177
TransDigm Group, Inc.	1,814	284,381
		408,578
Aerospace/Defense-Equipment — 0.1%
B/E Aerospace, Inc.†	1,435	90,520
Triumph Group, Inc.	1,163	92,051
		182,571
Agricultural Chemicals — 0.1%
CF Industries Holdings, Inc.	700	120,050
Airlines — 1.0%
Alaska Air Group, Inc.†	3,608	187,616
Copa Holdings SA, Class A	2,517	330,029
Delta Air Lines, Inc.†	6,090	113,944
Southwest Airlines Co.	16,934	218,279
Spirit Airlines, Inc.†	8,620	273,857
United Continental Holdings, Inc.†	5,185	162,239
		1,285,964
Apparel Manufacturers — 1.0%
Carter’s, Inc.	920	68,144
Coach, Inc.	4,363	249,084
Hanesbrands, Inc.	1,530	78,673
Michael Kors Holdings, Ltd.†	6,425	398,478
Ralph Lauren Corp.	931	161,752
Under Armour, Inc., Class A†	1,300	77,623
VF Corp.	1,360	262,562
		1,296,316
Appliances — 0.3%
Whirlpool Corp.	3,446	394,085
Applications Software — 2.5%
Check Point Software Technologies, Ltd.†	3,300	163,944
Citrix Systems, Inc.†	6,305	380,381
Infoblox, Inc.†	5,395	157,858
Intuit, Inc.	9,210	562,086
NetSuite, Inc.†	1,544	141,646
Nuance Communications, Inc.†	4,100	75,358
Red Hat, Inc.†	16,504	789,221
Salesforce.com, Inc.†	2,000	76,360
ServiceNow, Inc.†	21,356	862,569
		3,209,423
Auction Houses/Art Dealers — 0.2%
KAR Auction Services, Inc.	441	10,086
Ritchie Bros. Auctioneers, Inc.	4,000	76,880
Sotheby’s	4,100	155,431
		242,397
Auto-Cars/Light Trucks — 0.1%
Tesla Motors, Inc.†	1,298	139,444
Auto-Heavy Duty Trucks — 0.1%
Navistar International Corp.†	114	3,165
PACCAR, Inc.	2,108	113,115
		116,280
Auto/Truck Parts & Equipment-Original — 1.3%
Allison Transmission Holdings, Inc.	17,373	400,969
BorgWarner, Inc.†	1,794	154,553
Delphi Automotive PLC	4,854	246,049
Lear Corp.	162	9,795
Tenneco, Inc.†	9,709	439,623
TRW Automotive Holdings Corp.†	2,900	192,676
Visteon Corp.†	773	48,792
WABCO Holdings, Inc.†	2,706	202,111
		1,694,568
Banks-Commercial — 0.2%
BankUnited, Inc.	2,900	75,429
First Horizon National Corp.	5,154	57,725
Signature Bank†	71	5,894
SVB Financial Group†	1,100	91,652
		230,700
Banks-Fiduciary — 0.1%
Northern Trust Corp.	1,400	81,060
Beverages-Non-alcoholic — 0.8%
Coca-Cola Enterprises, Inc.	4,255	149,606
Dr Pepper Snapple Group, Inc.	7,268	333,819
Monster Beverage Corp.†	9,794	595,181
		1,078,606
Beverages-Wine/Spirits — 0.4%
Beam, Inc.	1,500	94,665
Brown-Forman Corp., Class B	4,673	315,661
Constellation Brands, Inc., Class A†	2,247	117,114
		527,440
Broadcast Services/Program — 0.6%
Discovery Communications, Inc., Class A†	3,800	293,398
Discovery Communications, Inc., Class C†	4,700	327,402
Scripps Networks Interactive, Inc., Class A	1,703	113,692
Starz Liberty Capital†	1,598	35,316
		769,808
Building & Construction Products-Misc. — 1.3%
Armstrong World Industries, Inc.	11,527	550,875
Fortune Brands Home & Security, Inc.	6,852	265,447
Louisiana-Pacific Corp.†	27,587	408,012
Owens Corning†	9,840	384,547
		1,608,881
Building Products-Air & Heating — 0.0%
Lennox International, Inc.	782	50,470

1

Building Products-Cement — 0.2%
Eagle Materials, Inc.	769	50,962
Martin Marietta Materials, Inc.	715	70,370
Vulcan Materials Co.	3,000	145,230
		266,562
Building Products-Wood — 0.1%
Masco Corp.	5,541	107,994
Building-Heavy Construction — 0.1%
Chicago Bridge & Iron Co. NV	1,562	93,189
Building-Maintenance & Services — 0.0%
Rollins, Inc.	988	25,589
Building-Mobile Home/Manufactured Housing — 0.0%
Thor Industries, Inc.	686	33,737
Building-Residential/Commercial — 0.9%
Lennar Corp., Class A	4,700	169,388
NVR, Inc.†	65	59,930
PulteGroup, Inc.†	16,917	320,915
Taylor Morrison Home Corp., Class A†	18,034	439,669
Toll Brothers, Inc.†	4,500	146,835
		1,136,737
Cable/Satellite TV — 0.5%
Cablevision Systems Corp., Class A	3,025	50,881
Charter Communications, Inc., Class A†	3,228	399,788
DISH Network Corp., Class A	3,237	137,637
		588,306
Casino Hotels — 0.6%
Melco Crown Entertainment, Ltd. ADR†	16,510	369,164
Wynn Resorts, Ltd.	2,852	365,056
		734,220
Casino Services — 0.1%
Bally Technologies, Inc.†	600	33,852
International Game Technology	4,043	67,559
		101,411
Chemicals-Diversified — 1.1%
Axiall Corp.	4,313	183,648
Celanese Corp., Series A	6,779	303,699
FMC Corp.	4,114	251,201
PPG Industries, Inc.	1,500	219,615
Rockwood Holdings, Inc.	4,276	273,792
Sociedad Quimica y Minera de Chile SA ADR	3,300	133,320
Westlake Chemical Corp.	272	26,223
		1,391,498
Chemicals-Specialty — 0.5%
Albemarle Corp.	1,518	94,556
Eastman Chemical Co.	2,404	168,304
International Flavors & Fragrances, Inc.	1,265	95,078
NewMarket Corp.	147	38,596
Sigma-Aldrich Corp.	2,564	206,043
WR Grace & Co.†	1,027	86,309
		688,886
Coal — 0.0%
Peabody Energy Corp.	2,600	38,064
Coatings/Paint — 0.6%
RPM International, Inc.	1,926	61,517
Sherwin-Williams Co.	3,175	560,705
Valspar Corp.	1,384	89,503
		711,725
Coffee — 0.6%
Green Mountain Coffee Roasters, Inc.†	10,696	802,842
Commercial Services — 0.3%
CoStar Group, Inc.†	800	103,256
HMS Holdings Corp.†	2,300	53,590
Iron Mountain, Inc.	2,381	63,358
Quanta Services, Inc.†	3,682	97,426
Weight Watchers International, Inc.	1,828	84,088
		401,718
Commercial Services-Finance — 2.2%
Alliance Data Systems Corp.†	1,964	355,543
Equifax, Inc.	1,872	110,317
FleetCor Technologies, Inc.†	1,054	85,690
Global Payments, Inc.	1,184	54,843
H&R Block, Inc.	4,228	117,327
Lender Processing Services, Inc.	1,139	36,847
McGraw-Hill Financial, Inc.	6,809	362,171
Moody’s Corp.	6,319	385,017
Morningstar, Inc.	321	24,903
Paychex, Inc.	6,796	248,190
SEI Investments Co.	2,117	60,186
Total System Services, Inc.	1,968	48,176
Vantiv, Inc., Class A†	23,068	636,677
Western Union Co.	16,850	288,303
		2,814,190
Communications Software — 0.0%
SolarWinds, Inc.†	1,017	39,470
Computer Aided Design — 0.9%
ANSYS, Inc.†	3,947	288,526
Autodesk, Inc.†	26,246	890,789
		1,179,315
Computer Data Security — 0.1%
Fortinet, Inc.†	5,706	99,855
Computer Graphics — 0.0%
Tableau Software, Inc., Class A†	146	8,091
Computer Services — 0.9%
DST Systems, Inc.	431	28,157
IHS, Inc., Class A†	10,371	1,082,525
		1,110,682
Computer Software — 0.9%
Akamai Technologies, Inc.†	18,164	772,878
Cornerstone OnDemand, Inc.†	8,600	372,294
		1,145,172
Computers-Integrated Systems — 0.9%
3D Systems Corp.†	3,662	160,762
Jack Henry & Associates, Inc.	1,337	63,013
MICROS Systems, Inc.†	1,982	85,523
NCR Corp.†	2,553	84,223
Riverbed Technology, Inc.†	2,398	37,313

2

Teradata Corp.†	14,476	727,130
		1,157,964
Computers-Memory Devices — 0.8%
NetApp, Inc.	9,196	347,425
SanDisk Corp.†	9,946	607,700
		955,125
Computers-Periphery Equipment — 0.0%
Stratasys, Ltd.†	272	22,777
Consulting Services — 0.6%
Booz Allen Hamilton Holding Corp.	450	7,821
CoreLogic, Inc.†	600	13,902
Gartner, Inc.†	5,656	322,336
Genpact, Ltd.	6,910	132,948
Verisk Analytics, Inc., Class A†	5,050	301,485
		778,492
Consumer Products-Misc. — 0.9%
Clorox Co.	3,309	275,110
Jarden Corp.†	1,747	76,431
Samsonite International SA	153,600	371,125
Scotts Miracle-Gro Co., Class A	667	32,223
Spectrum Brands Holdings, Inc.	6,514	370,451
Tupperware Brands Corp.	821	63,784
		1,189,124
Containers-Metal/Glass — 0.7%
Ball Corp.	9,110	378,429
Crown Holdings, Inc.†	10,221	420,390
Greif, Inc., Class A	97	5,109
Owens-Illinois, Inc.†	1,502	41,740
Silgan Holdings, Inc.	684	32,121
		877,789
Containers-Paper/Plastic — 0.6%
Bemis Co., Inc.	701	27,437
Packaging Corp. of America	1,523	74,566
Rock-Tenn Co., Class A	5,865	585,796
Sealed Air Corp.	3,041	72,832
		760,631
Cosmetics & Toiletries — 0.4%
Avon Products, Inc.	6,725	141,427
Coty, Inc.†	23,947	411,409
		552,836
Cruise Lines — 0.1%
Norwegian Cruise Line Holdings, Ltd.†	1,394	42,252
Royal Caribbean Cruises, Ltd.	3,300	110,022
		152,274
Data Processing/Management — 0.4%
Broadridge Financial Solutions, Inc.	1,882	50,024
CommVault Systems, Inc.†	2,100	159,369
Dun & Bradstreet Corp.	1,174	114,406
Fidelity National Information Services, Inc.	451	19,321
Fiserv, Inc.†	2,068	180,764
		523,884
Decision Support Software — 0.1%
MSCI, Inc.†	3,685	122,600
Dental Supplies & Equipment — 0.2%
DENTSPLY International, Inc.	3,921	160,604
Patterson Cos., Inc.	1,215	45,684
		206,288
Diagnostic Kits — 0.2%
IDEXX Laboratories, Inc.†	2,740	245,997
Dialysis Centers — 0.3%
DaVita HealthCare Partners, Inc.†	3,230	390,184
Disposable Medical Products — 0.3%
C.R. Bard, Inc.	2,950	320,606
Distribution/Wholesale — 1.8%
Fastenal Co.	7,506	344,150
Fossil Group, Inc.†	2,899	299,496
Genuine Parts Co.	2,274	177,531
HD Supply Holdings, Inc.†	22,200	417,138
LKQ Corp.†	4,636	119,377
WESCO International, Inc.†	6,150	417,954
WW Grainger, Inc.	1,816	457,959
		2,233,605
Diversified Manufacturing Operations — 0.5%
A.O. Smith Corp.	514	18,648
Carlisle Cos., Inc.	50	3,116
Colfax Corp.†	1,329	69,254
Crane Co.	695	41,645
Dover Corp.	1,961	152,291
Harsco Corp.	86	1,994
Ingersoll-Rand PLC	3,304	183,438
ITT Corp.	1,396	41,056
Textron, Inc.	3,100	80,755
		592,197
Diversified Operations — 0.0%
Leucadia National Corp.	620	16,256
E-Commerce/Services — 2.5%
Angie’s List, Inc.†	16,500	438,075
Expedia, Inc.	1,655	99,548
Groupon, Inc.†	18,719	159,111
IAC/InterActiveCorp	9,489	451,297
Liberty Interactive Corp., Class A†	9,666	222,415
Liberty Ventures, Series A†	571	48,541
Netflix, Inc.†	3,600	759,924
TripAdvisor, Inc.†	12,510	761,484
Zillow, Inc., Class A†	3,854	216,980
		3,157,375
Electric Products-Misc. — 0.3%
AMETEK, Inc.	7,681	324,906
Electric-Transmission — 0.1%
ITC Holdings Corp.	813	74,227
Electronic Components-Misc. — 0.2%
Gentex Corp.	7,982	183,985
Jabil Circuit, Inc.	3,400	69,292
		253,277
Electronic Components-Semiconductors — 2.4%
Advanced Micro Devices, Inc.†	9,408	38,385

3

Altera Corp.	9,215	304,003
ARM Holdings PLC ADR	4,900	177,282
Avago Technologies, Ltd.	3,500	130,830
Cree, Inc.†	1,831	116,928
Freescale Semiconductor, Ltd.†	393	5,325
LSI Corp.†	990	7,069
Mellanox Technologies, Ltd.†	1,500	74,250
Microchip Technology, Inc.	6,111	227,635
Micron Technology, Inc.†	38,120	546,259
ON Semiconductor Corp.†	6,649	53,724
Rovi Corp.†	188	4,294
Silicon Laboratories, Inc.†	571	23,645
Skyworks Solutions, Inc.†	8,567	187,532
SunEdison, Inc.†	40,297	329,226
Xilinx, Inc.	21,007	832,087
		3,058,474
Electronic Connectors — 0.3%
Amphenol Corp., Class A	5,382	419,473
Electronic Design Automation — 0.5%
Cadence Design Systems, Inc.†	40,614	588,091
Electronic Measurement Instruments — 0.7%
Agilent Technologies, Inc.	631	26,981
FLIR Systems, Inc.	1,536	41,426
National Instruments Corp.	18,880	527,507
Trimble Navigation, Ltd.†	11,772	306,190
		902,104
Energy-Alternate Sources — 0.0%
SolarCity Corp.†	335	12,653
Engineering/R&D Services — 0.6%
AECOM Technology Corp.†	154	4,896
Fluor Corp.	3,815	226,267
KBR, Inc.	13,760	447,200
McDermott International, Inc.†	8,800	71,984
		750,347
Enterprise Software/Service — 1.3%
BMC Software, Inc.†	2,235	100,888
Concur Technologies, Inc.†	11,835	963,132
Guidewire Software, Inc.†	2,100	88,305
Informatica Corp.†	4,078	142,649
Workday, Inc., Class A†	5,903	378,323
		1,673,297
Entertainment Software — 0.1%
Electronic Arts, Inc.†	3,609	82,899
Filtration/Separation Products — 0.9%
CLARCOR, Inc.	1,200	62,652
Donaldson Co., Inc.	5,301	189,034
Pall Corp.	7,738	514,035
Polypore International, Inc.†	7,870	317,161
		1,082,882
Finance-Consumer Loans — 0.1%
Ocwen Financial Corp.†	1,609	66,323
Finance-Investment Banker/Broker — 0.4%
E*TRADE Financial Corp.†	8,200	103,812
Lazard, Ltd., Class A	7,689	247,201
LPL Financial Holdings, Inc.	690	26,055
TD Ameritrade Holding Corp.	5,100	123,879
		500,947
Finance-Mortgage Loan/Banker — 0.0%
Nationstar Mortgage Holdings, Inc.†	332	12,430
Finance-Other Services — 1.0%
CBOE Holdings, Inc.	6,555	305,725
IntercontinentalExchange, Inc.†	5,205	925,241
		1,230,966
Financial Guarantee Insurance — 0.3%
Assured Guaranty, Ltd.	18,510	408,331
Food-Baking — 0.2%
Flowers Foods, Inc.	9,705	213,995
Food-Confectionery — 0.4%
Hershey Co.	4,529	404,349
J.M. Smucker Co.	1,418	146,267
		550,616
Food-Dairy Products — 0.0%
WhiteWave Foods Co., Class A†	2,152	34,970
Food-Meat Products — 0.1%
Hillshire Brands Co.	1,911	63,216
Hormel Foods Corp.	2,082	80,323
		143,539
Food-Misc./Diversified — 0.7%
Campbell Soup Co.	3,395	152,062
ConAgra Foods, Inc.	5,986	209,091
Ingredion, Inc.	147	9,646
Kellogg Co.	2,300	147,729
McCormick & Co., Inc.	5,548	390,357
Pinnacle Foods, Inc.	299	7,221
		916,106
Food-Retail — 1.2%
Fresh Market, Inc.†	3,538	175,909
Kroger Co.	8,075	278,911
Safeway, Inc.	292	6,909
Whole Foods Market, Inc.	19,879	1,023,371
		1,485,100
Footwear & Related Apparel — 0.0%
Deckers Outdoor Corp.†	235	11,870
Funeral Services & Related Items — 0.0%
Service Corp. International	2,567	46,283
Garden Products — 0.0%
Toro Co.	898	40,778
Gas-Distribution — 0.0%
Questar Corp.	351	8,371
Gold Mining — 0.1%
Eldorado Gold Corp.	13,300	82,194
Royal Gold, Inc.	253	10,646
		92,840
Hazardous Waste Disposal — 0.3%
Clean Harbors, Inc.†	2,540	128,346

4

Stericycle, Inc.†	1,940	214,234
		342,580
Heart Monitors — 0.2%
HeartWare International, Inc.†	3,190	303,401
Home Decoration Products — 0.1%
Newell Rubbermaid, Inc.	2,594	68,093
Home Furnishings — 0.0%
Tempur-Pedic International, Inc.†	937	41,134
Hotels/Motels — 1.4%
Choice Hotels International, Inc.	4,222	167,571
Hyatt Hotels Corp., Class A†	1,600	64,576
Marriott International, Inc., Class A	8,759	353,601
Starwood Hotels & Resorts Worldwide, Inc.	11,554	730,097
Wyndham Worldwide Corp.	8,900	509,347
		1,825,192
Human Resources — 0.4%
ManpowerGroup, Inc.	2,900	158,920
Robert Half International, Inc.	5,467	181,668
Team Health Holdings, Inc.†	5,150	211,511
		552,099
Independent Power Producers — 0.1%
Calpine Corp.†	7,805	165,700
Industrial Audio & Video Products — 0.2%
Imax Corp.†	8,680	215,785
Industrial Automated/Robotic — 0.3%
Nordson Corp.	2,497	173,067
Rockwell Automation, Inc.	2,168	180,248
		353,315
Industrial Gases — 0.1%
Air Products & Chemicals, Inc.	600	54,942
Airgas, Inc.	1,017	97,083
		152,025
Instruments-Controls — 0.3%
Mettler-Toledo International, Inc.†	1,569	315,683
Sensata Technologies Holding NV†	2,800	97,720
		413,403
Instruments-Scientific — 0.2%
Waters Corp.†	2,030	203,102
Insurance Brokers — 0.8%
Aon PLC	9,681	622,973
Arthur J. Gallagher & Co.	1,968	85,982
Brown & Brown, Inc.	5,238	168,873
Erie Indemnity Co., Class A	386	30,760
Willis Group Holdings PLC	2,100	85,638
		994,226
Insurance-Multi-line — 0.3%
American Financial Group, Inc.	164	8,021
XL Group PLC	11,970	362,931
		370,952
Insurance-Property/Casualty — 0.8%
Arch Capital Group, Ltd.†	2,230	114,644
Fidelity National Financial, Inc., Class A	4,000	95,240
Hanover Insurance Group, Inc.	7,185	351,562
HCC Insurance Holdings, Inc.	1,700	73,287
Progressive Corp.	12,430	315,971
WR Berkley Corp.	1,300	53,118
		1,003,822
Insurance-Reinsurance — 0.2%
Allied World Assurance Co. Holdings AG	178	16,289
Axis Capital Holdings, Ltd.	2,872	131,480
Endurance Specialty Holdings, Ltd.	228	11,730
RenaissanceRe Holdings, Ltd.	700	60,753
Validus Holdings, Ltd.	139	5,021
		225,273
Internet Application Software — 0.2%
Splunk, Inc.†	6,273	290,816
Internet Content-Entertainment — 0.5%
Pandora Media, Inc.†	31,946	587,806
Internet Content-Information/News — 1.0%
LinkedIn Corp., Class A†	6,865	1,224,030
Internet Incubators — 0.2%
HomeAway, Inc.†	6,847	221,432
Internet Infrastructure Software — 0.6%
F5 Networks, Inc.†	4,424	304,371
TIBCO Software, Inc.†	24,158	516,981
		821,352
Internet Security — 0.6%
Symantec Corp.	26,634	598,466
VeriSign, Inc.†	2,214	98,877
		697,343
Investment Management/Advisor Services — 0.7%
Affiliated Managers Group, Inc.†	819	134,267
Ameriprise Financial, Inc.	998	80,718
Artisan Partners Asset Management, Inc.†	2,482	123,877
Eaton Vance Corp.	1,864	70,068
Federated Investors, Inc., Class B	1,062	29,109
Invesco, Ltd.	3,767	119,791
T. Rowe Price Group, Inc.	4,027	294,575
Waddell & Reed Financial, Inc., Class A	1,334	58,029
		910,434
Linen Supply & Related Items — 0.0%
Cintas Corp.	450	20,493
Machine Tools & Related Products — 0.1%
Lincoln Electric Holdings, Inc.	1,290	73,878
Machinery-Construction & Mining — 0.1%
Joy Global, Inc.	1,600	77,648
Terex Corp.†	2,700	71,010
		148,658
Machinery-General Industrial — 0.9%
Babcock & Wilcox Co.	7,002	210,270
IDEX Corp.	2,740	147,439
Manitowoc Co., Inc.	2,073	37,128

5

Roper Industries, Inc.	3,637	451,788
Wabtec Corp.	4,894	261,486
Zebra Technologies Corp., Class A†	1,770	76,889
		1,185,000
Machinery-Pumps — 0.3%
Flowserve Corp.	5,420	292,734
Graco, Inc.	2,251	142,286
Xylem, Inc.	175	4,714
		439,734
Medical Information Systems — 0.4%
athenahealth, Inc.†	900	76,248
Cerner Corp.†	3,902	374,943
		451,191
Medical Instruments — 0.9%
Boston Scientific Corp.†	40,510	375,528
Bruker Corp.†	6,299	101,729
DexCom, Inc.†	11,870	266,481
Edwards Lifesciences Corp.†	3,254	218,669
St Jude Medical, Inc.	2,798	127,673
Techne Corp.	266	18,375
Thoratec Corp.†	2,400	75,144
		1,183,599
Medical Labs & Testing Services — 0.9%
Covance, Inc.†	7,698	586,126
Laboratory Corp. of America Holdings†	3,542	354,554
Quest Diagnostics, Inc.	2,512	152,303
		1,092,983
Medical Products — 0.6%
Cooper Cos., Inc.	556	66,192
Henry Schein, Inc.†	3,353	321,050
Hospira, Inc.†	2,000	76,620
Sirona Dental Systems, Inc.†	853	56,195
Teleflex, Inc.	900	69,741
Varian Medical Systems, Inc.†	2,484	167,546
Zimmer Holdings, Inc.	146	10,941
		768,285
Medical-Biomedical/Gene — 2.9%
Alexion Pharmaceuticals, Inc.†	6,830	629,999
Arena Pharmaceuticals, Inc.†	17,670	136,059
Ariad Pharmaceuticals, Inc.†	7,168	125,368
Charles River Laboratories International, Inc.†	343	14,073
Cubist Pharmaceuticals, Inc.†	5,482	264,781
Illumina, Inc.†	4,951	370,533
Incyte Corp., Ltd.†	12,298	270,556
Life Technologies Corp.†	1,739	128,703
Myriad Genetics, Inc.†	3,937	105,787
Regeneron Pharmaceuticals, Inc.†	2,830	636,411
Seattle Genetics, Inc.†	1,559	49,046
United Therapeutics Corp.†	722	47,522
Vertex Pharmaceuticals, Inc.†	12,039	961,555
		3,740,393
Medical-Drugs — 2.0%
Alkermes PLC†	6,563	188,227
Endo Health Solutions, Inc.†	10,173	374,265
Forest Laboratories, Inc.†	9,640	395,240
Infinity Pharmaceuticals, Inc.†	4,200	68,250
Jazz Pharmaceuticals PLC†	2,105	144,677
Medivation, Inc.†	3,064	150,749
Ono Pharmaceutical Co., Ltd.	3,300	223,926
Quintiles Transnational Holdings, Inc.†	2,690	114,486
Salix Pharmaceuticals, Ltd.†	4,882	322,944
Valeant Pharmaceuticals International, Inc.†	2,100	180,768
Zoetis, Inc.	11,063	341,736
		2,505,268
Medical-Generic Drugs — 0.8%
Actavis, Inc.†	5,490	692,948
Mylan, Inc.†	5,917	183,604
Perrigo Co.	1,460	176,660
		1,053,212
Medical-HMO — 0.2%
Cigna Corp.	1,857	134,614
Humana, Inc.	1,000	84,380
WellCare Health Plans, Inc.†	1,300	72,215
		291,209
Medical-Hospitals — 0.6%
Acadia Healthcare Co., Inc.†	9,480	313,504
Community Health Systems, Inc.	2,814	131,920
HCA Holdings, Inc.	303	10,926
Health Management Associates, Inc., Class A†	4,027	63,304
Tenet Healthcare Corp.†	1,607	74,083
Universal Health Services, Inc., Class B	3,048	204,094
		797,831
Medical-Wholesale Drug Distribution — 0.4%
AmerisourceBergen Corp.	9,085	507,216
Metal Processors & Fabrication — 0.1%
Rexnord Corp.†	3,600	60,660
Miscellaneous Manufacturing — 0.0%
Aptargroup, Inc.	726	40,082
Motion Pictures & Services — 0.0%
Dolby Laboratories, Inc., Class A	279	9,333
Lions Gate Entertainment Corp.†	1,254	34,447
		43,780
Motorcycle/Motor Scooter — 0.2%
Harley-Davidson, Inc.	3,480	190,774
Multilevel Direct Selling — 0.0%
Nu Skin Enterprises, Inc., Class A	907	55,436
Multimedia — 0.1%
FactSet Research Systems, Inc.	1,233	125,692
Networking Products — 0.0%
Palo Alto Networks, Inc.†	718	30,271
Non-Hazardous Waste Disposal — 0.2%
Waste Connections, Inc.	5,809	238,982
Office Automation & Equipment — 0.0%
Pitney Bowes, Inc.	1,358	19,935

6

Office Supplies & Forms — 0.0%
Avery Dennison Corp.	490	20,952
Oil & Gas Drilling — 0.2%
Atwood Oceanics, Inc.†	165	8,588
Diamond Offshore Drilling, Inc.	1,200	82,548
Seadrill, Ltd.	5,487	223,541
		314,677
Oil Companies-Exploration & Production — 3.1%
Cabot Oil & Gas Corp.	10,622	754,375
Cimarex Energy Co.	1,300	84,487
Cobalt International Energy, Inc.†	10,548	280,260
Concho Resources, Inc.†	3,326	278,453
Continental Resources, Inc.†	1,563	134,512
Energy XXI Bermuda, Ltd.	3,400	75,412
EQT Corp.	4,137	328,354
Gulfport Energy Corp.†	979	46,082
Halcon Resources Corp.†	14,600	82,782
Kosmos Energy, Ltd.†	1,570	15,951
Laredo Petroleum Holdings, Inc.†	534	10,979
Noble Energy, Inc.	707	42,448
Oasis Petroleum, Inc.†	1,453	56,478
Pioneer Natural Resources Co.	6,000	868,500
QEP Resources, Inc.	281	7,806
Range Resources Corp.	6,332	489,590
SM Energy Co.	2,729	163,685
Southwestern Energy Co.†	7,558	276,094
Whiting Petroleum Corp.†	146	6,729
		4,002,977
Oil Field Machinery & Equipment — 0.7%
Cameron International Corp.†	5,126	313,506
Dresser-Rand Group, Inc.†	2,583	154,928
Dril-Quip, Inc.†	630	56,883
FMC Technologies, Inc.†	6,647	370,105
		895,422
Oil Refining & Marketing — 0.2%
Cheniere Energy, Inc.†	3,747	104,017
CVR Energy, Inc.	243	11,518
Tesoro Corp.	2,600	136,032
		251,567
Oil-Field Services — 0.7%
Core Laboratories NV	1,100	166,826
MRC Global, Inc.†	553	15,274
Oceaneering International, Inc.	4,580	330,676
RPC, Inc.	786	10,855
Trican Well Service, Ltd.	29,700	394,795
		918,426
Paper & Related Products — 0.5%
International Paper Co.	13,800	611,478
Pharmacy Services — 0.9%
Catamaran Corp.†	22,361	1,089,428
Physicians Practice Management — 0.2%
MEDNAX, Inc.†	2,105	192,776
Pipelines — 0.1%
ONEOK, Inc.	3,008	124,260
Platinum — 0.1%
Stillwater Mining Co.†	7,000	75,180
Power Converter/Supply Equipment — 0.2%
Hubbell, Inc., Class B	2,468	244,332
Precious Metals — 0.0%
Tahoe Resources, Inc.†	169	2,391
Printing-Commercial — 0.0%
R.R. Donnelley & Sons Co.	1,527	21,393
Professional Sports — 0.2%
Madison Square Garden, Co., Class A†	3,574	211,760
Publishing-Periodicals — 0.4%
Nielsen Holdings NV	16,688	560,550
Quarrying — 0.3%
Compass Minerals International, Inc.	4,017	339,557
Real Estate Investment Trusts — 1.3%
Apartment Investment & Management Co., Class A	1,244	37,370
Boston Properties, Inc.	224	23,625
CBL & Associates Properties, Inc.	828	17,736
Corrections Corp. of America	1,132	38,341
Digital Realty Trust, Inc.	1,567	95,587
Equity Lifestyle Properties, Inc.	468	36,780
Extra Space Storage, Inc.	138	5,786
Federal Realty Investment Trust	666	69,051
Host Hotels & Resorts, Inc.	27,200	458,864
Omega Healthcare Investors, Inc.	1,804	55,960
Plum Creek Timber Co., Inc.	2,528	117,982
Rayonier, Inc.	1,957	108,398
Regency Centers Corp.	596	30,283
Senior Housing Properties Trust	213	5,523
Tanger Factory Outlet Centers	1,466	49,052
Taubman Centers, Inc.	181	13,602
Ventas, Inc.	2,053	142,601
Vornado Realty Trust	563	46,645
Weyerhaeuser Co.	8,504	242,279
		1,595,465
Real Estate Management/Services — 0.3%
CBRE Group, Inc., Class A†	4,332	101,195
Jones Lang LaSalle, Inc.	2,200	200,508
Realogy Holdings Corp.†	1,664	79,939
		381,642
Real Estate Operations & Development — 0.1%
Forest City Enterprises, Inc., Class A†	5,200	93,132
St. Joe Co.†	68	1,431
		94,563
Recreational Centers — 0.4%
Life Time Fitness, Inc.†	10,540	528,159
Recreational Vehicles — 0.1%
Polaris Industries, Inc.	1,006	95,570
Rental Auto/Equipment — 0.6%
Aaron’s, Inc.	178	4,986
Avis Budget Group, Inc.†	1,673	48,099
Hertz Global Holdings, Inc.†	26,337	653,157
United Rentals, Inc.†	1,463	73,018
		779,260

7

Resorts/Theme Parks — 0.0%
SeaWorld Entertainment, Inc.	473	16,602
Six Flags Entertainment Corp.	1,026	36,074
		52,676
Respiratory Products — 0.1%
ResMed, Inc.	2,212	99,828
Retail-Apparel/Shoe — 2.8%
Abercrombie & Fitch Co., Class A	142	6,426
American Eagle Outfitters, Inc.	1,927	35,187
Ascena Retail Group, Inc.†	285	4,973
Chico’s FAS, Inc.	9,258	157,941
DSW, Inc., Class A	7,058	518,551
Foot Locker, Inc.	275	9,661
Francesca’s Holdings Corp.†	12,200	339,038
Gap, Inc.	6,835	285,225
Guess?, Inc.	3,700	114,811
L Brands, Inc.	8,627	424,880
Lululemon Athletica, Inc.†	3,000	196,560
Men’s Wearhouse, Inc.	1,750	66,237
PVH Corp.	4,015	502,076
Ross Stores, Inc.	8,413	545,247
Urban Outfitters, Inc.†	8,061	324,213
		3,531,026
Retail-Auto Parts — 0.9%
Advance Auto Parts, Inc.	1,133	91,966
AutoZone, Inc.†	1,351	572,405
O’Reilly Automotive, Inc.†	4,115	463,431
		1,127,802
Retail-Automobile — 0.5%
AutoNation, Inc.†	789	34,235
CarMax, Inc.†	10,387	479,464
Copart, Inc.†	3,934	121,167
		634,866
Retail-Bedding — 0.4%
Bed Bath & Beyond, Inc.†	6,794	481,695
Retail-Catalog Shopping — 0.0%
MSC Industrial Direct Co., Class A	734	56,856
Retail-Consumer Electronics — 0.0%
Best Buy Co., Inc.	1,132	30,938
Retail-Discount — 0.9%
Big Lots, Inc.†	240	7,567
Dollar General Corp.†	10,181	513,428
Dollar Tree, Inc.†	9,575	486,793
Family Dollar Stores, Inc.	1,495	93,154
		1,100,942
Retail-Gardening Products — 0.3%
Tractor Supply Co.	3,184	374,470
Retail-Home Furnishings — 0.3%
Pier 1 Imports, Inc.	17,850	419,297
Retail-Jewelry — 0.3%
Signet Jewelers, Ltd.	109	7,350
Tiffany & Co.	4,935	359,465
		366,815
Retail-Mail Order — 0.2%
Williams-Sonoma, Inc.	3,617	202,154
Retail-Major Department Stores — 0.1%
Nordstrom, Inc.	2,252	134,985
Retail-Misc./Diversified — 0.1%
Five Below, Inc. †	2,000	73,520
Sally Beauty Holdings, Inc.†	2,636	81,980
		155,500
Retail-Perfume & Cosmetics — 0.1%
Ulta Salon Cosmetics & Fragrance, Inc.†	989	99,058
Retail-Pet Food & Supplies — 0.2%
PetSmart, Inc.	3,604	241,432
Retail-Petroleum Products — 0.0%
World Fuel Services Corp.	213	8,516
Retail-Regional Department Stores — 0.3%
Dillard’s, Inc., Class A	282	23,116
Kohl’s Corp.	3,200	161,632
Macy’s, Inc.	4,617	221,616
		406,364
Retail-Restaurants — 2.4%
Bloomin’ Brands, Inc.†	32,080	798,150
Brinker International, Inc.	4,795	189,067
Buffalo Wild Wings, Inc.†	4,401	432,002
Burger King Worldwide, Inc.	23,239	453,393
Chipotle Mexican Grill, Inc.†	1,130	411,715
Darden Restaurants, Inc.	1,316	66,432
Domino’s Pizza, Inc.	873	50,765
Dunkin’ Brands Group, Inc.	1,655	70,867
Panera Bread Co., Class A†	1,436	267,010
Tim Hortons, Inc.	4,600	248,998
		2,988,399
Retail-Sporting Goods — 0.7%
Cabela’s, Inc.†	738	47,793
Dick’s Sporting Goods, Inc.	16,024	802,161
		849,954
Retail-Vitamins & Nutrition Supplements — 0.1%
GNC Holdings, Inc., Class A	1,527	67,509
Retirement/Aged Care — 0.0%
Brookdale Senior Living, Inc.†	1,543	40,797
Rubber-Tires — 0.0%
Goodyear Tire & Rubber Co.†	3,815	58,331
Satellite Telecom — 0.6%
DigitalGlobe, Inc.†	26,100	809,361
Intelsat SA†	21	420
		809,781
Schools — 0.1%
Strayer Education, Inc.	1,800	87,894
Semiconductor Components-Integrated Circuits — 1.0%
Analog Devices, Inc.	5,067	228,319
Atmel Corp.†	14,555	106,979
Linear Technology Corp.	8,922	328,687
Maxim Integrated Products, Inc.	4,519	125,538
NXP Semiconductor NV†	16,130	499,707
		1,289,230

8

Semiconductor Equipment — 0.2%
Applied Materials, Inc.	12,332	183,870
KLA-Tencor Corp.	1,300	72,449
Lam Research Corp.†	591	26,205
		282,524
Shipbuilding — 0.0%
Huntington Ingalls Industries, Inc.	779	43,998
Soap & Cleaning Preparation — 0.3%
Church & Dwight Co., Inc.	6,046	373,099
Specified Purpose Acquisitions — 0.3%
Platform Acquisition Holdings, Ltd.†	31,400	335,980
Steel Pipe & Tube — 0.2%
Valmont Industries, Inc.	1,715	245,399
Steel-Producers — 0.1%
Carpenter Technology Corp.	2,100	94,647
Telecom Equipment-Fiber Optics — 0.6%
Ciena Corp.†	4,400	85,448
IPG Photonics Corp.	1,903	115,569
JDS Uniphase Corp.†	39,536	568,528
		769,545
Telecom Services — 0.1%
Clearwire Corp., Class A†	7,696	38,326
Level 3 Communications, Inc.†	844	17,791
NeuStar, Inc., Class A†	1,022	49,751
tw telecom, Inc.†	2,334	65,679
		171,547
Telecommunication Equipment — 0.3%
Harris Corp.	296	14,578
Juniper Networks, Inc.†	21,244	410,222
		424,800
Telephone-Integrated — 0.1%
Windstream Corp.	8,698	67,062
Television — 0.1%
AMC Networks, Inc., Class A†	933	61,028
Theaters — 0.0%
Cinemark Holdings, Inc.	1,790	49,977
Regal Entertainment Group, Class A	281	5,030
		55,007
Therapeutics — 0.8%
BioMarin Pharmaceutical, Inc.†	5,658	315,660
Onyx Pharmaceuticals, Inc.†	3,419	424,366
Pharmacyclics, Inc.†	3,508	278,781
Questcor Pharmaceuticals, Inc.	1,500	68,190
Theravance, Inc.†	1,133	43,654
Warner Chilcott PLC, Class A	3,635	72,264
		1,202,915
Tobacco — 0.4%
Lorillard, Inc.	10,865	474,583
Tools-Hand Held — 0.1%
Snap-on, Inc.	1,002	89,559
Stanley Black & Decker, Inc.	221	17,083
		106,642
Toys — 0.5%
Hasbro, Inc.	1,516	67,962
Mattel, Inc.	12,863	582,823
		650,785
Transactional Software — 0.1%
Solera Holdings, Inc.	2,270	126,326
Transport-Equipment & Leasing — 0.0%
AMERCO	62	10,038
Transport-Marine — 0.0%
Kirby Corp.†	521	41,440
Transport-Rail — 0.4%
Genesee & Wyoming, Inc., Class A†	294	24,943
Kansas City Southern	4,211	446,198
		471,141
Transport-Services — 0.4%
C.H. Robinson Worldwide, Inc.	3,993	224,846
Expeditors International of Washington, Inc.	7,508	285,379
		510,225
Transport-Truck — 0.4%
Con-way, Inc.	320	12,467
J.B. Hunt Transport Services, Inc.	4,120	297,629
Landstar System, Inc.	3,023	155,685
Old Dominion Freight Line, Inc.†	1,102	45,865
		511,646
Vitamins & Nutrition Products — 0.4%
Herbalife, Ltd.	1,324	59,765
Mead Johnson Nutrition Co.	4,944	391,713
		451,478
Water — 0.0%
Aqua America, Inc.	1,914	59,889
Web Hosting/Design — 0.2%
Equinix, Inc.†	1,266	233,856
Rackspace Hosting, Inc.†	1,754	66,459
		300,315
Web Portals/ISP — 0.4%
Dropbox, Inc.†(1)(2)(6)	844	7,130
SINA Corp.†	1,600	89,168
Trulia, Inc.†	14,260	443,343
		539,641
Wireless Equipment — 1.3%
Aruba Networks, Inc.†	5,800	89,088
Crown Castle International Corp.†	9,861	713,838
Motorola Solutions, Inc.	5,756	332,294
SBA Communications Corp., Class A†	7,381	547,079
		1,682,299
X-Ray Equipment — 0.5%
Hologic, Inc.†	32,375	624,838
Total Common Stock (cost $95,798,374)		123,864,477
CONVERTIBLE PREFERRED STOCK — 0.1%
E-Commerce/Services — 0.0%
Coupons.com, Inc.†(1)(2)(6)	12,730	34,848

9

Web Portals/ISP — 0.1%
Dropbox, Inc., Series A †(1)(2)(6)	1,047	8,492
Dropbox, Inc., Class A-1†(1)(2)(6)	5,146	39,582
		48,074
Total Convertible Preferred Stock (cost $125,971)		82,922
EXCHANGE-TRADED FUNDS — 0.7%
iShares Russell Midcap Growth Index Fund (cost $2,665,106)	11,582	831,009
WARRANTS — 0.0%
Specified Purpose Acquisitions — 0.0%
Platform Acquisition Holdings, Ltd. Expires 07/31/2020 (strike price $11.50)† (cost $314)	31,400	0
Total Long-Term Investment Securities (cost $98,589,765)		124,778,408

SHORT-TERM INVESTMENT SECURITIES — 0.4%
Registered Investment Companies — 0.4%
T. Rowe Price Reserve Investment Fund	451,751	451,751
U.S. Government Treasuries — 0.0%
United States Treasury Bills 0.04% due 09/12/2013(3)	$60,000	59,997
Total Short-Term Investment Securities (cost $511,746)		511,748
REPURCHASE AGREEMENTS — 2.5%
Bank of America Securities LLC Joint Repurchase Agreement(4)	35,000	35,000
Barclays Capital Inc. Joint Repurchase Agreement(4)	910,000	910,000
BNP Paribas SA Joint Repurchase Agreement(4)	380,000	380,000
Deutsche Bank AG Joint Repurchase Agreement(4)	35,000	35,000
Royal Bank of Scotland Joint Repurchase Agreement(4)	510,000	510,000
State Street Bank & Trust Co. Joint Repurchase Agreement(4)	968,000	968,000
UBS Securities LLC Joint Repurchase Agreement(4)	360,000	360,000
Total Repurchase Agreements (cost $3,198,000)		3,198,000
TOTAL INVESTMENTS (cost $102,299,511)(5)	100.9%	128,488,156
Liabilities in excess of other assets	(0.9)	(1,103,974)
NET ASSETS	100.0%	$127,384,182

†	Non-income producing security
(1)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 1.
(2)	Illiquid security. At June 30, 2013, the aggregate value of these securities was $90,052 representing 0.1% of net assets.
(3)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts
(4)	See Note 2 for details of Joint Repurchase Agreements.
(5)	See Note 4 for cost of investments on a tax basis.
(6)

Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law.  Restricted securities are valued pursuant to Note 1.  Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of June 30, 2013, the Mid Cap Growth Portfolio held the following restricted securities:

	Acquisition		Acquisition		Value	% of
Name	Date	Shares	Cost	Value	Per Share	Net Assets

Coupons.com, Inc.
Convertible Preferred Stock	06/01/2011	6,365	$69,930
	08/18/2011	6,365	—
		12,730	69,930	$34,848	$2.74	0.03%

Dropbox, Inc.
Common Stock	05/01/2012	844	7,637	7,130	8.45	0.01%

Dropbox, Inc.
Series A
Convertible Preferred Stock	05/01/2012	1,047	9,474	8,492	8.11	0.01%

Dropbox, Inc.
Class A-1
Convertible Preferred Stock	05/01/2012	5,146	$46,567	39,582	7.69	0.03%
				$90,052		0.08%

ADR	— American Depository Receipt

Open Futures Contracts
Number of			Expiration	Value at	Value as of	Unrealized Appreciation
Contracts	Type	Description	Month	Trade Date	June 30, 2013	(Depreciation)
7	Long	S&P Midcap 400 E-Mini Index	September 2013	$824,157	$810,530	$(13,627)

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2013 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs	Level 3-Significant Unobservable Inputs	Total
Assets:
Long-Term Investment Securities:
Common Stock
Web Portals/ISP	$532,511	$—	$7,130	$539,641
Other Industries*	123,324,836	—	—	123,324,836
Convertible Preferred Stock	—	—	82,922	82,922
Exchange-Traded Funds	831,009	—	—	831,009
Warrants	—	0	—	0
Short-Term Investment Securities:
Registered Investment Companies	451,751	—	—	451,751
U.S. Government Treasuries	—	59,997	—	59,997
Repurchase Agreements	—	3,198,000	—	3,198,000
Total	$125,140,107	$3,257,997	$90,052	$128,488,156
Liabilities:
Other Financial Instruments:+
Open Futures Contracts - Depreciation	$13,627	$—	$—	$13,627

* Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets.  For a detailed presentation of securities by industry classification, please refer to the Portfolio of Investments.

+ Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards, swaps and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no material transfers between Levels during the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Portfolio.

See Notes to Portfolio of Investments

10

SEASONS SERIES TRUST

MID CAP VALUE PORTFOLIO

Portfolio of Investments — June 30, 2013
(unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCK — 97.6%
Advertising Agencies — 0.6%
Interpublic Group of Cos., Inc.	109,719	$1,596,411
Aerospace/Defense — 0.3%
Esterline Technologies Corp.†	11,528	833,359
Rockwell Collins, Inc.	565	35,827
Spirit Aerosystems Holdings, Inc., Class A†	3,969	85,254
		954,440
Aerospace/Defense-Equipment — 0.4%
Alliant Techsystems, Inc.	1,229	101,183
B/E Aerospace, Inc.†	241	15,202
Exelis, Inc.	7,187	99,109
Triumph Group, Inc.	12,038	952,808
		1,168,302
Agricultural Chemicals — 0.3%
CF Industries Holdings, Inc.	4,365	748,598
Agricultural Operations — 0.6%
Bunge, Ltd.	21,719	1,537,054
Airlines — 0.2%
Alaska Air Group, Inc.†	207	10,764
Delta Air Lines, Inc.†	17,732	331,765
Southwest Airlines Co.	24,557	316,540
		659,069
Appliances — 0.4%
Whirlpool Corp.	10,142	1,159,839
Applications Software — 0.4%
Compuware Corp.	8,153	84,384
Nuance Communications, Inc.†	9,986	183,543
PTC, Inc.†	35,250	864,682
		1,132,609
Auction House/Art Dealers — 0.0%
KAR Auction Services, Inc.	1,816	41,532
Audio/Video Products — 0.1%
Harman International Industries, Inc.	2,596	140,703
Auto-Heavy Duty Trucks — 0.5%
Navistar International Corp.†	1,852	51,411
Oshkosh Corp.†	21,261	807,280
PACCAR, Inc.	11,769	631,525
		1,490,216
Auto/Truck Parts & Equipment-Original — 0.7%
Allison Transmission Holdings, Inc.	1,128	26,034
Delphi Automotive PLC	18,465	935,991
Lear Corp.	3,133	189,421
TRW Automotive Holdings Corp.†	12,610	837,809
		1,989,255
Banks-Commercial — 4.5%
Associated Banc-Corp.	6,407	99,629
Bank of Hawaii Corp.	1,713	86,198
BankUnited, Inc.	2,459	63,959
BOK Financial Corp.	1,011	64,755
CapitalSource, Inc.	7,489	70,247
CIT Group, Inc.†	61,469	2,866,299
City National Corp.	12,484	791,111
Commerce Bancshares, Inc.	2,939	128,023
Cullen/Frost Bankers, Inc.	1,988	132,739
East West Bancorp, Inc.	5,202	143,055
First Citizens BancShares, Inc., Class A	289	55,502
First Horizon National Corp.	9,215	103,208
First Republic Bank	19,629	755,324
Fulton Financial Corp.	7,455	85,583
M&T Bank Corp.	30,555	3,414,521
Popular, Inc.†	3,944	119,621
Regions Financial Corp.	53,992	514,544
Signature Bank†	12,688	1,053,358
SVB Financial Group†	1,722	143,477
Synovus Financial Corp.	30,306	88,494
TCF Financial Corp.	6,260	88,767
Valley National Bancorp.	7,611	72,076
Zions Bancorporation	55,899	1,614,363
		12,554,853
Banks-Fiduciary — 0.6%
Northern Trust Corp.	28,783	1,666,536
Banks-Super Regional — 2.1%
Comerica, Inc.	36,030	1,435,075
Fifth Third Bancorp	89,612	1,617,497
Huntington Bancshares, Inc.	32,041	252,483
KeyCorp	35,164	388,210
SunTrust Banks, Inc.	70,235	2,217,319
		5,910,584
Batteries/Battery Systems — 0.1%
Energizer Holdings, Inc.	2,378	239,013
Beverages-Non-alcoholic — 0.3%
Monster Beverage Corp.†	15,830	961,989
Beverages-Wine/Spirits — 0.6%
Beam, Inc.	14,146	892,754
Constellation Brands, Inc., Class A†	15,985	833,138
		1,725,892
Brewery — 0.1%
Molson Coors Brewing Co., Class B	5,337	255,429
Broadcast Services/Program — 0.2%
Scripps Networks Interactive, Inc., Class A	8,453	564,322
Starz, Class A†	506	11,183
		575,505
Building & Construction Products-Misc. — 0.5%
Fortune Brands Home & Security, Inc.	763	29,559
Owens Corning†	32,382	1,265,488
		1,295,047
Building Products-Air & Heating — 0.2%
Lennox International, Inc.	7,641	493,150
Building Products-Cement — 0.1%
Vulcan Materials Co.	4,964	240,307
Building-Residential/Commercial — 0.6%
D.R. Horton, Inc.	10,773	229,249
Lennar Corp., Class A	6,316	227,629
NVR, Inc.†	32	29,504
Taylor Morrison Home Corp., Class A†	146	3,560
Toll Brothers, Inc.†	35,532	1,159,409
		1,649,351
Casino Hotels — 0.4%
MGM Resorts International†	72,275	1,068,224

1

Cellular Telecom — 0.1%
T-Mobile US, Inc.†	6,581	163,275
U.S. Cellular Corp.†	489	17,941
		181,216
Chemicals-Diversified — 0.9%
Axiall Corp.	15,400	655,732
Celanese Corp., Series A	20,640	924,672
Chemtura Corp.†	31,300	635,390
Huntsman Corp.	7,381	122,229
Rockwood Holdings, Inc.	813	52,057
Westlake Chemical Corp.	108	10,412
		2,400,492
Chemicals-Specialty — 0.6%
Albemarle Corp.	2,081	129,625
Ashland, Inc.	11,719	978,536
Cabot Corp.	2,438	91,230
Cytec Industries, Inc.	1,602	117,347
International Flavors & Fragrances, Inc.	5,500	413,380
Sigma-Aldrich Corp.	257	20,653
WR Grace & Co.†	374	31,431
		1,782,202
Coal — 0.1%
CONSOL Energy, Inc.	8,734	236,691
Peabody Energy Corp.	10,300	150,792
		387,483
Coatings/Paint — 0.0%
Kronos Worldwide, Inc.	796	12,927
RPM International, Inc.	324	10,349
		23,276
Commercial Services — 0.1%
Iron Mountain, Inc.	651	17,323
Quanta Services, Inc.†	6,308	166,910
Weight Watchers International, Inc.	468	21,528
		205,761
Commercial Services-Finance — 0.1%
Lender Processing Services, Inc.	522	16,887
McGraw Hill Financial, Inc.	5,529	294,087
Paychex, Inc.	1,243	45,394
SEI Investments Co.	297	8,444
Total System Services, Inc.	1,398	34,223
		399,035
Computer Aided Design — 0.0%
Autodesk, Inc.†	1,766	59,938
Computer Services — 0.3%
Computer Sciences Corp.	18,890	826,816
DST Systems, Inc.	234	15,287
		842,103
Computers-Integrated Systems — 0.6%
Brocade Communications Systems, Inc.†	16,953	97,649
Diebold, Inc.	2,432	81,934
MICROS Systems, Inc.†	2,557	110,335
NCR Corp.†	31,300	1,032,587
Riverbed Technology, Inc.†	343	5,337
Teradata Corp.†	9,358	470,052
		1,797,894
Computers-Memory Devices — 0.8%
NetApp, Inc.	37,950	1,433,751
SanDisk Corp.†	5,076	310,144
Western Digital Corp.	8,070	501,066
		2,244,961
Computers-Periphery Equipment — 0.0%
Lexmark International, Inc., Class A	2,407	73,582
Stratasys, Ltd.†	543	45,471
		119,053
Consulting Services — 0.2%
Booz Allen Hamilton Holding Corp.	68	1,182
CoreLogic, Inc.†	3,648	84,524
SAIC, Inc.	11,164	155,514
Towers Watson & Co., Class A	2,490	204,031
		445,251
Consumer Products-Misc. — 0.4%
Clorox Co.	825	68,590
Tupperware Brands Corp.	12,100	940,049
		1,008,639
Containers-Metal/Glass — 0.1%
Crown Holdings, Inc.†	808	33,233
Greif, Inc., Class A	965	50,827
Owens-Illinois, Inc.†	2,589	71,948
		156,008
Containers-Paper/Plastic — 0.8%
Bemis Co., Inc.	2,205	86,304
Packaging Corp. of America	10,594	518,682
Rock-Tenn Co., Class A	8,780	876,947
Sealed Air Corp.	20,337	487,071
Sonoco Products Co.	3,867	133,682
		2,102,686
Cosmetics & Toiletries — 0.2%
Avon Products, Inc.	28,400	597,252
Cruise Lines — 0.1%
Norwegian Cruise Line Holdings, Ltd.†	65	1,970
Royal Caribbean Cruises, Ltd.	6,240	208,042
		210,012
Data Processing/Management — 1.0%
Dun & Bradstreet Corp.	113	11,012
Fidelity National Information Services, Inc.	61,908	2,652,139
		2,663,151
Decision Support Software — 0.0%
MSCI, Inc.†	2,679	89,130
Dental Supplies & Equipment — 0.1%
DENTSPLY International, Inc.	3,946	161,628
Patterson Cos., Inc.	351	13,198
		174,826
Diagnostic Kits — 0.1%
Alere, Inc.†	3,105	76,073

2

QIAGEN NV†	8,940	177,995
		254,068
Dialysis Centers — 0.2%
DaVita HealthCare Partners, Inc.†	3,900	471,120
Distribution/Wholesale — 0.9%
Arrow Electronics, Inc.†	24,398	972,260
Genuine Parts Co.	326	25,451
HD Supply Holdings, Inc.†	22,100	415,259
Ingram Micro, Inc., Class A†	5,819	110,503
WESCO International, Inc.†	15,585	1,059,157
		2,582,630
Diversified Manufacturing Operations — 2.9%
A.O. Smith Corp.	1,690	61,313
Carlisle Cos., Inc.	17,473	1,088,743
Crane Co.	143	8,569
Dover Corp.	15,512	1,204,662
Eaton Corp. PLC	14,900	980,569
Harsco Corp.	2,869	66,532
Ingersoll-Rand PLC	3,288	182,550
Leggett & Platt, Inc.	5,459	169,720
Parker Hannifin Corp.	18,375	1,752,975
Pentair, Ltd.	23,604	1,361,715
SPX Corp.	1,788	128,700
Textron, Inc.	41,121	1,071,202
Trinity Industries, Inc.	3,026	116,319
		8,193,569
Diversified Operations — 0.1%
Leucadia National Corp.	9,775	256,301
E-Commerce/Services — 0.8%
Expedia, Inc.	8,911	535,996
Liberty Interactive Corp., Class A†	69,083	1,589,600
		2,125,596
Electric Products-Misc. — 0.1%
Molex, Inc.	5,312	155,854
Electric-Generation — 0.1%
AES Corp.	23,717	284,367
Electric-Integrated — 6.5%
Alliant Energy Corp.	4,237	213,630
Ameren Corp.	9,269	319,224
CMS Energy Corp.	78,706	2,138,442
Consolidated Edison, Inc.	11,189	652,431
DTE Energy Co.	6,645	445,282
Edison International	19,346	931,703
Entergy Corp.	6,807	474,312
FirstEnergy Corp.	15,976	596,544
Great Plains Energy, Inc.	5,873	132,377
Hawaiian Electric Industries, Inc.	3,764	95,267
Integrys Energy Group, Inc.	3,023	176,936
MDU Resources Group, Inc.	7,213	186,889
National Fuel Gas Co.	2,811	162,897
Northeast Utilities	30,566	1,284,383
NV Energy, Inc.	48,094	1,128,285
OGE Energy Corp.	10,863	740,857
Pepco Holdings, Inc.	9,496	191,439
PG&E Corp.	10,200	466,446
Pinnacle West Capital Corp.	4,200	232,974
PPL Corp.	98,322	2,975,224
Public Service Enterprise Group, Inc.	19,328	631,253
SCANA Corp.	22,963	1,127,483
TECO Energy, Inc.	8,312	142,883
Westar Energy, Inc.	4,847	154,910
Wisconsin Energy Corp.	23,537	964,782
Xcel Energy, Inc.	60,021	1,700,995
		18,267,848
Electric-Transmission — 0.2%
ITC Holdings Corp.	5,000	456,500
Electronic Components-Misc. — 0.5%
AVX Corp.	1,806	21,220
Garmin, Ltd.	4,684	169,373
Gentex Corp.	2,331	53,730
Jabil Circuit, Inc.	7,741	157,762
TE Connectivity, Ltd.	20,600	938,124
Vishay Intertechnology, Inc.†	5,022	69,756
		1,409,965
Electronic Components-Semiconductors — 1.8%
Altera Corp.	60,168	1,984,942
Avago Technologies, Ltd.	13,378	500,070
Fairchild Semiconductor International, Inc.†	4,860	67,068
First Solar, Inc.†	2,328	104,131
Freescale Semiconductor, Ltd.†	1,188	16,097
LSI Corp.†	18,558	132,504
Micron Technology, Inc.†	39,350	563,886
NVIDIA Corp.	78,077	1,095,420
ON Semiconductor Corp.†	861	6,957
Rovi Corp.†	3,489	79,689
Silicon Laboratories, Inc.†	216	8,945
Skyworks Solutions, Inc.†	1,234	27,012
Xilinx, Inc.	11,700	463,437
		5,050,158
Electronic Connectors — 0.2%
Amphenol Corp., Class A	5,488	427,735
Electronic Design Automation — 0.1%
Synopsys, Inc.†	5,874	209,996
Electronic Forms — 0.2%
Adobe Systems, Inc.†	11,100	505,716
Electronic Measurement Instruments — 0.5%
Agilent Technologies, Inc.	31,474	1,345,828
FLIR Systems, Inc.	1,642	44,285
		1,390,113
Electronic Parts Distribution — 0.1%
Avnet, Inc.†	5,235	175,896
Tech Data Corp.†	1,442	67,904
		243,800
Electronic Security Devices — 0.2%
Tyco International, Ltd.	15,700	517,315
Electronics-Military — 0.1%
L-3 Communications Holdings, Inc.	3,438	294,774
Engineering/R&D Services — 1.4%
AECOM Technology Corp.†	3,560	113,172

3

Fluor Corp.	2,495	147,979
Jacobs Engineering Group, Inc.†	40,154	2,213,690
KBR, Inc.	5,646	183,495
McDermott International, Inc.†	9,033	73,890
URS Corp.	23,999	1,133,233
		3,865,459
Enterprise Software/Service — 0.1%
CA, Inc.	12,527	358,648
Entertainment Software — 0.1%
Activision Blizzard, Inc.	16,341	233,023
Electronic Arts, Inc.†	2,682	61,605
		294,628
Filtration/Separation Products — 0.0%
Donaldson Co., Inc.	437	15,583
Finance-Consumer Loans — 0.7%
SLM Corp.	83,742	1,914,342
Finance-Investment Banker/Broker — 1.3%
E*TRADE Financial Corp.†	10,957	138,716
Interactive Brokers Group, Inc., Class A	1,788	28,554
Lazard, Ltd., Class A	27,714	891,005
LPL Financial Holdings, Inc.	465	17,558
Raymond James Financial, Inc.	36,547	1,570,790
TD Ameritrade Holding Corp.	37,096	901,062
		3,547,685
Finance-Leasing Companies — 0.0%
Air Lease Corp.	2,678	73,886
Finance-Other Services — 0.4%
NASDAQ OMX Group, Inc.	24,973	818,865
NYSE Euronext	9,283	384,316
		1,203,181
Financial Guarantee Insurance — 0.1%
Assured Guaranty, Ltd.	6,440	142,066
MBIA, Inc.†	5,413	72,047
		214,113
Food-Confectionery — 0.1%
J.M. Smucker Co.	3,561	367,317
Food-Dairy Products — 0.0%
Dean Foods Co.†	7,127	71,413
Food-Meat Products — 0.2%
Smithfield Foods, Inc.†	5,301	173,608
Tyson Foods, Inc., Class A	13,978	358,955
		532,563
Food-Misc./Diversified — 0.9%
Campbell Soup Co.	2,285	102,345
ConAgra Foods, Inc.	1,194	41,707
Hain Celestial Group, Inc.†	6,961	452,256
Ingredion, Inc.	13,239	868,743
Kellogg Co.	7,000	449,610
Pinnacle Foods, Inc.	19,042	459,864
		2,374,525
Food-Retail — 0.1%
Safeway, Inc.	8,488	200,826
Footwear & Related Apparel — 0.0%
Deckers Outdoor Corp.†	738	37,276
Funeral Services & Related Items — 0.0%
Service Corp. International	1,771	31,931
Gas-Distribution — 2.0%
AGL Resources, Inc.	4,515	193,513
Atmos Energy Corp.	3,459	142,027
CenterPoint Energy, Inc.	16,370	384,531
NiSource, Inc.	35,572	1,018,782
Questar Corp.	28,304	675,050
Sempra Energy	33,787	2,762,425
UGI Corp.	4,349	170,089
Vectren Corp.	3,143	106,328
		5,452,745
Gold Mining — 0.2%
Newmont Mining Corp.	18,807	563,270
Royal Gold, Inc.	1,830	77,006
		640,276
Home Decoration Products — 0.0%
Newell Rubbermaid, Inc.	4,640	121,800
Hotels/Motels — 0.8%
Choice Hotels International, Inc.	1,002	39,770
Hyatt Hotels Corp., Class A†	13,809	557,331
Marriott International, Inc., Class A	1,041	42,025
Orient-Express Hotels, Ltd., Class A†	39,700	482,752
Starwood Hotels & Resorts Worldwide, Inc.	16,474	1,040,992
		2,162,870
Human Resources — 0.1%
Manpowergroup, Inc.	2,946	161,441
Independent Power Producers — 0.6%
Calpine Corp.†	57,104	1,212,318
NRG Energy, Inc.	12,319	328,917
		1,541,235
Instruments-Controls — 0.2%
Sensata Technologies Holding NV†	18,324	639,508
Instruments-Scientific — 0.4%
PerkinElmer, Inc.	35,376	1,149,720
Insurance Brokers — 0.9%
Aon PLC	2,704	174,003
Brown & Brown, Inc.	19,541	630,002
Marsh & McLennan Cos., Inc.	18,300	730,536
Willis Group Holdings PLC	22,526	918,610
		2,453,151
Insurance-Life/Health — 1.6%
Lincoln National Corp.	50,996	1,859,824
Principal Financial Group, Inc.	50,892	1,905,905
Protective Life Corp.	2,997	115,115
StanCorp Financial Group, Inc.	1,691	83,552
Torchmark Corp.	3,533	230,140
Unum Group	10,197	299,486
		4,494,022
Insurance-Multi-line — 3.9%
ACE, Ltd.	10,900	975,332
Allstate Corp.	18,700	899,844

4

American Financial Group, Inc.	2,565	125,454
American National Insurance Co.	278	27,653
Assurant, Inc.	2,941	149,726
Cincinnati Financial Corp.	6,243	286,554
CNA Financial Corp.	1,008	32,881
Genworth Financial, Inc., Class A†	89,191	1,017,669
Hartford Financial Services Group, Inc.	111,092	3,434,965
ING US, Inc.†	44,785	1,211,882
Kemper Corp.	1,818	62,266
Old Republic International Corp.	9,916	127,619
XL Group PLC	85,897	2,604,397
		10,956,242
Insurance-Property/Casualty — 1.1%
Alleghany Corp.†	641	245,702
Arch Capital Group, Ltd.†	4,763	244,866
Fidelity National Financial, Inc., Class A	8,695	207,028
Hanover Insurance Group, Inc.	1,200	58,716
HCC Insurance Holdings, Inc.	3,835	165,327
Markel Corp.†	1,806	951,671
Mercury General Corp.	1,025	45,059
ProAssurance Corp.	2,361	123,150
Progressive Corp.	4,516	114,797
White Mountains Insurance Group, Ltd.	236	135,686
WR Berkley Corp.	21,384	873,750
		3,165,752
Insurance-Reinsurance — 1.2%
Allied World Assurance Co. Holdings AG	884	80,895
Aspen Insurance Holdings, Ltd.	2,532	93,912
Axis Capital Holdings, Ltd.	3,393	155,331
Endurance Specialty Holdings, Ltd.	1,085	55,823
Everest Re Group, Ltd.	17,072	2,189,655
PartnerRe, Ltd.	2,203	199,504
Reinsurance Group of America, Inc.	2,769	191,366
RenaissanceRe Holdings, Ltd.	1,700	147,543
Validus Holdings, Ltd.	3,644	131,621
		3,245,650
Internet Application Software — 0.0%
Zynga, Inc., Class A†	22,282	65,732
Internet Security — 0.2%
Symantec Corp.	28,038	630,014
Investment Companies — 0.4%
Ares Capital Corp.	67,139	1,154,791
Investment Management/Advisor Services — 1.2%
Affiliated Managers Group, Inc.†	4,900	803,306
Ameriprise Financial, Inc.	5,243	424,054
Artisan Partners Asset Management, Inc.†	283	14,125
Federated Investors, Inc., Class B	932	25,546
Invesco, Ltd.	59,315	1,886,217
Legg Mason, Inc.	4,246	131,668
		3,284,916
Linen Supply & Related Items — 0.0%
Cintas Corp.	2,830	128,878
Machine Tools & Related Products — 0.1%
Kennametal, Inc.	7,908	307,068
Machinery-Construction & Mining — 0.1%
Joy Global, Inc.	4,059	196,983
Terex Corp.†	4,248	111,723
		308,706
Machinery-Electrical — 0.0%
Regal-Beloit Corp.	1,719	111,460
Machinery-Farming — 0.1%
AGCO Corp.	3,717	186,556
CNH Global NV	1,164	48,492
		235,048
Machinery-General Industrial — 0.4%
Babcock & Wilcox Co.	1,329	39,910
Gardner Denver, Inc.	1,880	141,338
IDEX Corp.	14,714	791,760
Zebra Technologies Corp., Class A†	1,772	76,976
		1,049,984
Machinery-Pumps — 0.6%
Flowserve Corp.	14,160	764,781
Xylem, Inc.	36,322	978,515
		1,743,296
Medical Information Systems — 0.0%
Allscripts Healthcare Solutions, Inc.†	6,793	87,901
Medical Instruments — 0.5%
Boston Scientific Corp.†	113,187	1,049,244
St Jude Medical, Inc.	3,940	179,782
Techne Corp.	753	52,017
		1,281,043
Medical Labs & Testing Services — 0.5%
Laboratory Corp. of America Holdings†	10,300	1,031,030
Quest Diagnostics, Inc.	5,638	341,832
		1,372,862
Medical Products — 0.5%
CareFusion Corp.†	8,397	309,430
Cooper Cos., Inc.	478	56,906
Hill-Rom Holdings, Inc.	2,283	76,891
Hospira, Inc.†	6,322	242,196
Teleflex, Inc.	1,570	121,659
Zimmer Holdings, Inc.	6,071	454,961
		1,262,043
Medical-Biomedical/Gene — 0.4%
Bio-Rad Laboratories, Inc., Class A†	782	87,741
Charles River Laboratories International, Inc.†	1,028	42,179
Life Technologies Corp.†	6,594	488,022
Vertex Pharmaceuticals, Inc.†	4,697	375,149
		993,091
Medical-Drugs — 0.2%
Forest Laboratories, Inc.†	10,187	417,667
Quintiles Transnational Holdings, Inc.†	573	24,387
		442,054
Medical-Generic Drugs — 1.2%
Actavis, Inc.†	11,000	1,388,420

5

Mylan, Inc.†	67,545	2,095,921
		3,484,341
Medical-HMO — 2.4%
Aetna, Inc.	27,510	1,747,985
Cigna Corp.	32,667	2,368,031
Health Net, Inc.†	3,031	96,447
Humana, Inc.	30,816	2,600,254
		6,812,717
Medical-Hospitals — 0.8%
Community Health Systems, Inc.	25,820	1,210,442
HCA Holdings, Inc.	9,476	341,704
LifePoint Hospitals, Inc.†	1,810	88,400
Universal Health Services, Inc., Class B	10,333	691,898
		2,332,444
Medical-Wholesale Drug Distribution — 0.6%
Cardinal Health, Inc.	37,329	1,761,929
Metal Processors & Fabrication — 0.4%
Timken Co.	21,783	1,225,947
Metal-Aluminum — 0.1%
Alcoa, Inc.	40,851	319,455
Metal-Iron — 0.0%
Cliffs Natural Resources, Inc.	5,848	95,030
Miscellaneous Manufacturing — 0.0%
Aptargroup, Inc.	762	42,070
Motion Pictures & Services — 0.0%
Dolby Laboratories, Inc., Class A	1,035	34,621
DreamWorks Animation SKG, Inc., Class A†	2,819	72,335
		106,956
Motorcycle/Motor Scooter — 0.2%
Harley-Davidson, Inc.	8,900	487,898
Networking Products — 0.7%
Anixter International, Inc.†	15,300	1,159,893
Polycom, Inc.†	71,275	751,238
		1,911,131
Non-Hazardous Waste Disposal — 0.4%
Covanta Holding Corp.	4,051	81,101
Republic Services, Inc.	10,329	350,566
Waste Connections, Inc.	18,509	761,461
		1,193,128
Office Automation & Equipment — 0.2%
Pitney Bowes, Inc.	4,356	63,946
Xerox Corp.	46,906	425,438
		489,384
Office Supplies & Forms — 0.0%
Avery Dennison Corp.	2,598	111,090
Oil & Gas Drilling — 0.9%
Atwood Oceanics, Inc.†	13,382	696,533
Diamond Offshore Drilling, Inc.	2,630	180,918
Helmerich & Payne, Inc.	3,624	226,319
Nabors Industries, Ltd.	41,455	634,676
Patterson-UTI Energy, Inc.	5,611	108,601
Rowan Cos. PLC, Class A†	22,144	754,446
		2,601,493
Oil Companies-Exploration & Production — 4.2%
Chesapeake Energy Corp.	73,924	1,506,571
Cimarex Energy Co.	3,302	214,597
Cobalt International Energy, Inc.†	873	23,196
Concho Resources, Inc.†	10,499	878,976
Denbury Resources, Inc.†	44,755	775,157
Energen Corp.	2,759	144,185
EQT Corp.	10,471	831,083
Gulfport Energy Corp.†	547	25,747
Laredo Petroleum Holdings, Inc.†	166	3,413
Newfield Exploration Co.†	5,174	123,607
Noble Energy, Inc.	25,760	1,546,630
Pioneer Natural Resources Co.	10,126	1,465,739
QEP Resources, Inc.	27,656	768,284
Range Resources Corp.	18,922	1,463,049
SandRidge Energy, Inc.†	18,883	89,883
Southwestern Energy Co.†	35,793	1,307,518
Ultra Petroleum Corp.†	5,842	115,788
Unit Corp.†	1,875	79,838
Whiting Petroleum Corp.†	4,141	190,859
WPX Energy, Inc.†	7,649	144,872
		11,698,992
Oil Companies-Integrated — 0.2%
Murphy Oil Corp.	7,295	444,193
Oil Field Machinery & Equipment — 0.6%
Cameron International Corp.†	25,602	1,565,818
Oil Refining & Marketing — 0.8%
HollyFrontier Corp.	12,447	532,483
PBF Energy, Inc.	901	23,336
Tesoro Corp.	31,673	1,657,131
		2,212,950
Oil-Field Services — 0.6%
MRC Global, Inc.†	1,811	50,020
Oil States International, Inc.†	8,044	745,196
RPC, Inc.	474	6,546
Superior Energy Services, Inc.†	28,395	736,566
		1,538,328
Paper & Related Products — 0.6%
Domtar Corp.	1,261	83,856
International Paper Co.	29,651	1,313,836
MeadWestvaco Corp.	6,760	230,584
		1,628,276
Pharmacy Services — 0.1%
Omnicare, Inc.	4,008	191,222
Physicians Practice Management — 0.0%
MEDNAX, Inc.†	675	61,817
Pipelines — 0.0%
ONEOK, Inc.	472	19,498
Power Converter/Supply Equipment — 0.3%
Hubbell, Inc., Class B	7,014	694,386
Precious Metals — 0.0%
Tahoe Resources, Inc.†	2,832	40,073

6

Printing-Commercial — 0.0%
R.R. Donnelley & Sons Co.	3,175	44,482
Private Equity — 0.1%
American Capital, Ltd.†	11,578	146,693
Publishing-Books — 0.0%
John Wiley & Sons, Inc., Class A	1,738	69,676
Publishing-Newspapers — 0.1%
Gannett Co., Inc.	8,744	213,878
Washington Post Co., Class B	167	80,790
		294,668
Publishing-Periodicals — 0.1%
Nielsen Holdings NV	7,142	239,900
Racetracks — 0.1%
Penn National Gaming, Inc.†	2,595	137,172
Real Estate Investment Trusts — 9.4%
Alexandria Real Estate Equities, Inc.	15,874	1,043,239
American Campus Communities, Inc.	4,002	162,721
American Capital Agency Corp.	15,145	348,184
Annaly Capital Management, Inc.	36,190	454,908
Apartment Investment & Management Co., Class A	2,514	75,521
AvalonBay Communities, Inc.	17,040	2,298,866
BioMed Realty Trust, Inc.	46,017	930,924
Boston Properties, Inc.	5,246	553,296
Brandywine Realty Trust	44,381	600,031
BRE Properties, Inc.	2,944	147,259
Camden Property Trust	17,646	1,220,044
CBL & Associates Properties, Inc.	4,193	89,814
Chimera Investment Corp.	39,255	117,765
CommonWealth REIT	4,519	104,479
Corporate Office Properties Trust	3,276	83,538
Corrections Corp. of America	1,615	54,700
DDR Corp.	82,362	1,371,327
Digital Realty Trust, Inc.	15,859	967,399
Douglas Emmett, Inc.	5,446	135,878
Duke Realty Corp.	12,288	191,570
Equity Lifestyle Properties, Inc.	441	34,658
Essex Property Trust, Inc.	1,452	230,752
Extra Space Storage, Inc.	3,900	163,527
Federal Realty Investment Trust	855	88,646
General Growth Properties, Inc.	22,712	451,287
Hatteras Financial Corp.	3,775	93,016
HCP, Inc.	17,362	788,929
Health Care REIT, Inc.	10,870	728,616
Healthcare Trust of America, Inc., Class A	4,256	47,795
Home Properties, Inc.	1,996	130,478
Hospitality Properties Trust	5,338	140,283
Host Hotels & Resorts, Inc.	28,449	479,935
Kilroy Realty Corp.	2,883	152,828
Kimco Realty Corp.	15,615	334,629
Liberty Property Trust	24,296	897,980
Macerich Co.	13,053	795,841
Mack-Cali Realty Corp.	3,359	82,262
MFA Financial, Inc.	81,791	691,134
Mid-America Apartment Communities, Inc.	1,632	110,601
National Retail Properties, Inc.	4,522	155,557
Piedmont Office Realty Trust, Inc.	6,405	114,521
Post Properties, Inc.	2,085	103,187
Prologis, Inc.	19,032	717,887
Realty Income Corp.	7,496	314,232
Regency Centers Corp.	2,033	103,297
Retail Properties of America, Inc., Class A	5,116	73,056
Senior Housing Properties Trust	6,660	172,694
SL Green Realty Corp.	3,499	308,577
Starwood Property Trust, Inc.	31,541	780,640
Tanger Factory Outlet Centers	21,304	712,832
Taubman Centers, Inc.	10,613	797,567
Two Harbors Investment Corp.	78,880	808,520
UDR, Inc.	9,579	244,169
Ventas, Inc.	25,356	1,761,228
Vornado Realty Trust	13,856	1,147,970
Weingarten Realty Investors	4,653	143,173
Weyerhaeuser Co.	12,800	364,672
		26,218,439
Real Estate Management/Services — 0.8%
Jones Lang LaSalle, Inc.	17,384	1,584,377
Realogy Holdings Corp.†	11,096	533,052
WP Carey, Inc.	2,193	145,111
		2,262,540
Real Estate Operations & Development — 0.1%
Forest City Enterprises, Inc., Class A†	6,032	108,033
Howard Hughes Corp.†	1,509	169,144
St. Joe Co.†	2,379	50,078
		327,255
Rental Auto/Equipment — 0.4%
Aaron’s, Inc.	2,459	68,877
Hertz Global Holdings, Inc.†	41,800	1,036,640
		1,105,517
Retail-Apparel/Shoe — 0.9%
Abercrombie & Fitch Co., Class A	24,041	1,087,855
American Eagle Outfitters, Inc.	2,620	47,841
Ascena Retail Group, Inc.†	4,174	72,836
Chico’s FAS, Inc.	14,497	247,319
DSW, Inc., Class A	121	8,890
Foot Locker, Inc.	5,058	177,688
Guess?, Inc.	2,267	70,345
PVH Corp.	7,236	904,862
		2,617,636
Retail-Auto Parts — 0.1%
AutoZone, Inc.†	805	341,070
Retail-Computer Equipment — 0.1%
GameStop Corp., Class A	4,540	190,816
Retail-Consumer Electronics — 0.1%
Best Buy Co., Inc.	7,647	208,993
Retail-Discount — 0.0%
Big Lots, Inc.†	1,635	51,552
Retail-Home Furnishings — 0.2%
Pier 1 Imports, Inc.	28,400	667,116

7

Retail-Jewelry — 0.2%
Signet Jewelers, Ltd.	2,821	190,220
Tiffany & Co.	5,900	429,756
		619,976
Retail-Major Department Stores — 0.1%
J.C. Penney Co., Inc.†	6,532	111,567
Sears Holdings Corp.†	1,655	69,642
		181,209
Retail-Misc./Diversified — 0.2%
CST Brands, Inc.†	19,273	593,801
Retail-Office Supplies — 0.1%
Staples, Inc.	25,362	402,241
Retail-Petroleum Products — 0.0%
World Fuel Services Corp.	2,250	89,955
Retail-Regional Department Stores — 1.0%
Dillard’s, Inc., Class A	337	27,624
Kohl’s Corp.	8,481	428,375
Macy’s, Inc.	49,474	2,374,752
		2,830,751
Retail-Restaurants — 0.1%
Darden Restaurants, Inc.	1,721	86,876
Wendy’s Co.	10,815	63,052
		149,928
Satellite Telecom — 0.0%
EchoStar Corp., Class A†	1,549	60,581
Intelsat SA†	803	16,060
		76,641
Savings & Loans/Thrifts — 0.3%
First Niagara Financial Group, Inc.	13,521	136,156
Hudson City Bancorp, Inc.	20,186	184,904
New York Community Bancorp, Inc.	16,841	235,774
People’s United Financial, Inc.	12,634	188,247
TFS Financial Corp.†	3,010	33,712
Washington Federal, Inc.	3,980	75,142
		853,935
Schools — 0.1%
Apollo Group, Inc., Class A†	3,724	65,989
DeVry, Inc.	2,402	74,510
		140,499
Security Services — 0.1%
ADT Corp.†	8,358	333,066
Semiconductor Components-Integrated Circuits — 0.7%
Analog Devices, Inc.	27,387	1,234,058
Marvell Technology Group, Ltd.	15,072	176,493
NXP Semiconductor NV†	17,800	551,444
		1,961,995
Semiconductor Equipment — 1.0%
Applied Materials, Inc.	15,561	232,015
KLA-Tencor Corp.	17,208	959,002
Lam Research Corp.†	31,601	1,401,188
Teradyne, Inc.†	7,283	127,962
		2,720,167
Steel-Producers — 1.4%
Carpenter Technology Corp.	18,492	833,434
Nucor Corp.	12,139	525,862
Reliance Steel & Aluminum Co.	33,380	2,188,393
Steel Dynamics, Inc.	8,419	125,527
United States Steel Corp.	5,512	96,625
		3,769,841
Steel-Specialty — 0.3%
Allegheny Technologies, Inc.	33,824	889,909
Telecom Equipment-Fiber Optics — 0.0%
JDS Uniphase Corp.†	2,079	29,896
Telecom Services — 0.1%
Amdocs, Ltd.	6,149	228,066
Clearwire Corp., Class A†	2,127	10,593
Level 3 Communications, Inc.†	4,123	86,913
		325,572
Telecommunication Equipment — 0.6%
Harris Corp.	3,458	170,307
Juniper Networks, Inc.†	81,011	1,564,322
		1,734,629
Telephone-Integrated — 0.1%
Frontier Communications Corp.	38,115	154,366
Telephone & Data Systems, Inc.	3,600	88,740
Windstream Corp.	1,245	9,599
		252,705
Television — 0.6%
Liberty Media Corp.†	13,289	1,684,514
Textile-Home Furnishings — 0.1%
Mohawk Industries, Inc.†	2,317	260,639
Theaters — 0.0%
Regal Entertainment Group, Class A	2,447	43,801
Therapeutics — 0.0%
Warner Chilcott PLC, Class A	642	12,763
Tools-Hand Held — 0.6%
Snap-on, Inc.	1,975	176,526
Stanley Black & Decker, Inc.	21,067	1,628,479
		1,805,005
Toys — 0.0%
Hasbro, Inc.	653	29,274
Transactional Software — 0.0%
VeriFone Systems, Inc.†	4,150	69,762
Transport-Equipment & Leasing — 0.0%
AMERCO	127	20,561
GATX Corp.	1,788	84,805
		105,366
Transport-Marine — 0.4%
Golar LNG, Ltd.	1,671	53,288
Kirby Corp.†	887	70,552
Teekay Corp.	1,449	58,873
Tidewater, Inc.	13,991	797,067
		979,780
Transport-Rail — 0.0%
Genesee & Wyoming, Inc., Class A†	929	78,816

8

Transport-Services — 0.4%
Ryder System, Inc.	18,383	1,117,503
Transport-Truck — 0.0%
Con-way, Inc.	1,365	53,180
Veterinary Diagnostics — 0.0%
VCA Antech, Inc.†	3,382	88,236
Water — 0.1%
American Water Works Co., Inc.	6,788	279,869
Aqua America, Inc.	667	20,871
		300,740
Web Portals/ISP — 0.0%
AOL, Inc.†	2,959	107,944
Wireless Equipment — 0.0%
Motorola Solutions, Inc.	499	28,807
X-Ray Equipment — 0.7%
Hologic, Inc.†	96,475	1,861,966
Total Common Stock (cost $233,904,917)		272,567,280
EXCHANGE-TRADED FUNDS — 0.7%
iShares Russell Midcap Value Index Fund (cost $1,998,123)	34,517	1,999,225
Total Long-Term Investment Securities (cost $235,903,040)		274,566,505
SHORT-TERM INVESTMENT SECURITIES — 0.0%
U.S. Government Treasuries — 0.0%
United States Treasury Bills 0.04% due 09/12/2013(1) (cost $59,995)	$60,000	59,998
REPURCHASE AGREEMENTS — 2.3%
Agreement with State Street Bank & Trust Co., bearing interest at 0.01% dated 06/28/2013, to be repurchased 07/01/2013 in the amount of $3,307,003 and collateralized by $3,600,000 of Federal Home Loan Mtg. Corp. Notes, bearing interest at 2.00% due 01/30/2023 and having approximate value of $3,376,195	3,307,000	3,307,000
Agreement with State Street Bank & Trust Co., bearing interest at 0.01% dated 06/28/2013, to be repurchased 07/01/2013 in the amount of $2,157,002 and collateralized by $2,240,000 of United States Treasury Notes, bearing interest at 0.63% due 05/31/2017 and having approximate value of $2,204,321	2,157,000	2,157,000
State Street Bank & Trust Co. Joint Repurchase Agreement(2)	971,000	971,000
Total Repurchase Agreements (cost $6,435,000)		6,435,000
TOTAL INVESTMENTS (cost $242,398,035)(3)	100.6%	281,061,503
Liabilities in excess of other assets	(0.6)	(1,754,387)
NET ASSETS	100.0%	$279,307,116

†	Non-income producing security
(1)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(2)	See Note 2 for details of Joint Repurchase Agreements.
(3)	See Note 4 for cost of investments on a tax basis.

Open Futures Contracts
Number						Unrealized
of			Expiration	Value at	Value as of	Appreciation
Contracts	Type	Description	Month	Trade Date	June 30, 2013	(Depreciation)
7	Long	S&P Mid Cap 400 E-Mini Index	September 2013	$824,157	$810,530	$(13,627)

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2013 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs	Level 3-Signifcant Unobservable Inputs	Total
Assets:
Long-Term Investment Securities:
Common Stock
Electric-Integrated	$18,267,848	$—	$—	$18,267,848
Real Estate Investment Trusts	26,218,439	—	—	26,218,439
Other Industries*	228,080,993	—	—	228,080,993
Exchange-Traded Funds	1,999,225	—	—	1,999,225
Short-Term Investment Securities:
U.S. Government Treasuries	—	59,998	—	59,998
Repurchase Agreements	—	6,435,000	—	6,435,000
Total	$274,566,505	$6,494,998	$—	$281,061,503
Liabilities:
Other Financial Instruments:+
Open Futures Contracts - Depreciation	$13,627	$—	$—	$13,627

* Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets.  For a detailed presentation of securities by industry classification, please refer to the Portfolio of Investments.

+ Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards, swaps and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

9

SEASONS SERIES TRUST

SMALL CAP PORTFOLIO

Portfolio of Investments — June 30, 2013
(unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCK — 96.1%
Advanced Materials — 0.0%
STR Holdings, Inc.†	16,819	$38,179
Advertising Services — 0.0%
Millennial Media, Inc.†	7,900	68,809
Aerospace/Defense — 0.3%
Aerovironment, Inc.†	1,631	32,913
Cubic Corp.	1,717	82,588
National Presto Industries, Inc.	419	30,180
Teledyne Technologies, Inc.†	3,199	247,443
		393,124
Aerospace/Defense-Equipment — 0.7%
AAR Corp.	5,102	112,142
Curtiss-Wright Corp.	4,008	148,536
GenCorp, Inc.†	23,979	389,899
Kaman Corp.	2,314	79,972
Moog, Inc., Class A†	3,879	199,885
Orbital Sciences Corp.†	5,136	89,212
		1,019,646
Agricultural Operations — 0.1%
Andersons, Inc.	1,489	79,200
Airlines — 0.6%
Alaska Air Group, Inc.†	4,800	249,600
Allegiant Travel Co.	1,291	136,833
Republic Airways Holdings, Inc.†	45,100	510,983
SkyWest, Inc.	4,441	60,131
US Airways Group, Inc.†	2,000	32,840
		990,387
Alternative Waste Technology — 0.2%
Calgon Carbon Corp.†	4,631	77,245
Darling International, Inc.†	10,119	188,821
		266,066
Apparel Manufacturers — 0.3%
Jones Group, Inc.	10,200	140,250
Maidenform Brands, Inc.†	1,993	34,539
Oxford Industries, Inc.	1,220	76,128
Quiksilver, Inc.†	10,760	69,294
True Religion Apparel, Inc.	2,073	65,631
		385,842
Appliances — 0.1%
iRobot Corp.†	2,274	90,437
Applications Software — 0.1%
Ebix, Inc.	2,745	25,419
EPIQ Systems, Inc.	2,763	37,218
Progress Software Corp.†	4,720	108,607
Tangoe, Inc.†	2,715	41,892
		213,136
Auction House/Art Dealers — 0.2%
Sotheby’s	9,420	357,112
Audio/Video Products — 0.1%
Daktronics, Inc.	3,191	32,740
DTS, Inc.†	1,563	32,166
Universal Electronics, Inc.†	1,284	36,119
VOXX International Corp.†	1,654	20,295
		121,320
Auto Repair Centers — 0.1%
Monro Muffler Brake, Inc.	2,516	120,894
Auto-Heavy Duty Trucks — 0.2%
Oshkosh Corp.†	9,220	350,083
Auto/Truck Parts & Equipment-Original — 0.7%
Dana Holding Corp.	22,760	438,358
Spartan Motors, Inc.	2,687	16,444
Superior Industries International, Inc.	28,208	485,460
Titan International, Inc.	4,582	77,298
		1,017,560
Auto/Truck Parts & Equipment-Replacement — 0.2%
Dorman Products, Inc.	2,320	105,862
Douglas Dynamics, Inc.	9,200	119,416
Standard Motor Products, Inc.	1,691	58,069
		283,347
Banks-Commercial — 8.9%
1st Source Corp.	2,300	54,648
Bancfirst Corp.	5,000	232,750
Bancorp, Inc.†	19,326	289,697
BancorpSouth, Inc.	10,800	191,160
Bank of the Ozarks, Inc.	2,573	111,488
BankUnited, Inc.	10,030	260,880
Banner Corp.	3,797	128,301
BBCN Bancorp, Inc.	10,361	147,333
Cathay General Bancorp	4,100	83,435
Central Pacific Financial Corp.†	1,200	21,600
Chemical Financial Corp.	1,500	38,985
Citizens & Northern Corp.	600	11,592
City Holding Co.	5,841	227,507
CoBiz Financial, Inc.	3,300	27,390
Columbia Banking System, Inc.	4,368	104,002
Community Bank System, Inc.	3,425	105,661
CVB Financial Corp.	26,247	308,665
First BanCorp†	6,025	42,657
First Commonwealth Financial Corp.	38,381	282,868
First Financial Bancorp	7,953	118,500
First Financial Bankshares, Inc.	2,565	142,768
First Interstate Bancsystem, Inc.	2,100	43,533
First Merchants Corp.	1,200	20,580
First Midwest Bancorp, Inc.	6,427	88,178
First Republic Bank	13,200	507,936
FirstMerit Corp.	49,610	993,688
FNB Corp.	19,415	234,533
Glacier Bancorp, Inc.	6,166	136,824
Hanmi Financial Corp.†	2,704	47,780
Heartland Financial USA, Inc.	2,300	63,227
Home BancShares, Inc.	3,947	102,504
Iberiabank Corp.	20,160	1,080,778
Independent Bank Corp.	1,959	67,585
MainSource Financial Group, Inc.	2,700	36,261
MB Financial, Inc.	4,691	125,719
MetroCorp Bancshares, Inc.	1,900	18,544
National Penn Bancshares, Inc.	10,095	102,565
NBT Bancorp, Inc.	3,749	79,366
OFG Bancorp	12,100	219,131
Old National Bancorp	8,678	120,017
OmniAmerican Bancorp, Inc.†	1,400	30,842
PacWest Bancorp	6,467	198,214
Pinnacle Financial Partners, Inc.†	2,828	72,708
PrivateBancorp, Inc.	5,383	114,173
S&T Bancorp, Inc.	2,544	49,862

1

Sierra Bancorp	2,200	32,560
Signature Bank†	11,760	976,315
Simmons First National Corp., Class A	4,413	115,135
Southwest Bancorp, Inc.†	11,400	150,480
StellarOne Corp.	1,200	23,580
Sterling Bancorp	2,650	30,793
Suffolk Bancorp†	6,402	104,609
Susquehanna Bancshares, Inc.	22,663	291,220
SVB Financial Group†	18,270	1,522,256
Taylor Capital Group, Inc.†	1,245	21,028
TCF Financial Corp.	10,900	154,562
Texas Capital Bancshares, Inc.†	3,491	154,861
Tompkins Financial Corp.	8,824	398,757
Tristate Capital Holdings, Inc.†	5,800	79,750
TrustCo Bank Corp.	8,065	43,874
UMB Financial Corp.	4,176	232,478
Umpqua Holdings Corp.	9,585	143,871
Union First Market Bankshares Corp.	2,200	45,298
United Bankshares, Inc.	3,929	103,922
United Community Banks, Inc.†	3,957	49,146
ViewPoint Financial Group, Inc.	3,078	64,053
Webster Financial Corp.	900	23,112
West Bancorporation, Inc.	3,100	36,425
Westamerica Bancorporation	1,300	59,397
Wilshire Bancorp, Inc.	12,410	82,154
Wintrust Financial Corp.	32,591	1,247,583
		13,673,654
Banks-Fiduciary — 0.0%
Boston Private Financial Holdings, Inc.	6,769	72,022
Batteries/Battery Systems — 0.1%
EnerSys, Inc.	4,120	202,045
Brewery — 0.1%
Boston Beer Co., Inc., Class A†	719	122,690
Broadcast Services/Program — 0.1%
Digital Generation, Inc.†	2,187	16,118
Nexstar Broadcasting Group, Inc., Class A	4,300	152,478
		168,596
Building & Construction Products-Misc. — 0.6%
Drew Industries, Inc.	1,647	64,760
Gibraltar Industries, Inc.†	38,269	557,197
Nortek, Inc.†	1,200	77,316
Ply Gem Holdings, Inc.†	1,700	34,102
Quanex Building Products Corp.	3,173	53,433
Simpson Manufacturing Co., Inc.	3,450	101,499
Trex Co., Inc.†	1,500	71,235
		959,542
Building & Construction-Misc. — 0.1%
Aegion Corp.†	3,349	75,386
Dycom Industries, Inc.†	2,831	65,509
MasTec, Inc.†	1,800	59,220
		200,115
Building Products-Air & Heating — 0.1%
AAON, Inc.	1,593	52,697
Comfort Systems USA, Inc.	3,184	47,505
		100,202
Building Products-Cement — 0.3%
Headwaters, Inc.†	37,557	332,004
Texas Industries, Inc.†	1,801	117,317
		449,321
Building Products-Doors & Windows — 0.1%
Apogee Enterprises, Inc.	2,460	59,040
Griffon Corp.	3,848	43,290
		102,330
Building Products-Wood — 0.0%
Universal Forest Products, Inc.	1,695	67,664
Building-Heavy Construction — 0.4%
Orion Marine Group, Inc.†	9,433	114,045
Tutor Perini Corp.†	29,450	532,750
		646,795
Building-Maintenance & Services — 0.1%
ABM Industries, Inc.	4,358	106,815
Building-Mobile Home/Manufactured Housing — 0.0%
Winnebago Industries, Inc.†	2,403	50,439
Building-Residential/Commercial — 0.8%
M/I Homes, Inc.†	2,069	47,504
Meritage Homes Corp.†	2,692	116,725
Ryland Group, Inc.	15,108	605,831
Standard Pacific Corp.†	12,369	103,034
Taylor Morrison Home Corp., Class A†	9,900	241,362
William Lyon Homes, Class A†	2,500	63,025
		1,177,481
Casino Hotels — 0.1%
Ameristar Casinos, Inc.	5,700	149,853
Boyd Gaming Corp.†	4,835	54,635
Monarch Casino & Resort, Inc.†	816	13,758
MTR Gaming Group, Inc.†	500	1,675
		219,921
Casino Services — 0.1%
Multimedia Games Holding Co., Inc.†	2,471	64,419
SHFL Entertainment, Inc.†	4,829	85,522
		149,941
Cellular Telecom — 0.0%
NII Holdings, Inc.†	10,200	68,034
Chemicals-Diversified — 0.1%
Axiall Corp.	2,100	89,418
Innophos Holdings, Inc.	1,880	88,680
		178,098
Chemicals-Other — 0.0%
American Vanguard Corp.	2,083	48,805
Chemicals-Plastics — 0.3%
A. Schulman, Inc.	2,530	67,855
PolyOne Corp.	13,927	345,111
		412,966
Chemicals-Specialty — 0.9%
Balchem Corp.	2,541	113,710

2

H.B. Fuller Co.	4,307	162,848
Hawkins, Inc.	786	30,960
Kraton Performance Polymers, Inc.†	9,305	197,266
Minerals Technologies, Inc.	13,400	553,956
OM Group, Inc.†	5,637	174,296
Quaker Chemical Corp.	1,125	69,761
Stepan Co.	1,513	84,138
Zep, Inc.	1,938	30,679
		1,417,614
Circuit Boards — 0.6%
Park Electrochemical Corp.	38,414	922,320
TTM Technologies, Inc.†	6,425	53,970
		976,290
Coal — 0.3%
Cloud Peak Energy, Inc.†	20,707	341,251
SunCoke Energy, Inc.†	5,991	83,994
Westmoreland Coal Co.†	400	4,492
		429,737
Commercial Services — 1.0%
Arbitron, Inc.	2,285	106,138
ExlService Holdings, Inc.†	2,263	66,894
Healthcare Services Group, Inc.	5,858	143,638
Intersections, Inc.	7,300	64,021
Live Nation Entertainment, Inc.†	12,337	191,224
Mac-Gray Corp.	1,600	22,720
Medifast, Inc.†	1,040	26,790
PHH Corp.†	3,200	65,216
Providence Service Corp.†	3,400	98,906
Standard Parking Corp.†	600	12,876
Steiner Leisure, Ltd.†	4,320	228,355
TeleTech Holdings, Inc.†	1,876	43,955
TMS International Corp., Class A	35,720	529,728
		1,600,461
Commercial Services-Finance — 0.3%
Cardtronics, Inc.†	3,840	105,984
EVERTEC, Inc.†	1,400	30,758
Heartland Payment Systems, Inc.	6,310	235,047
Vantiv, Inc., Class A†	2,700	74,520
Xoom Corp.†	600	13,752
		460,061
Communications Software — 0.3%
Audience, Inc.†	2,300	30,383
Digi International, Inc.†	46,123	432,173
		462,556
Computer Aided Design — 0.2%
Aspen Technology, Inc.†	10,900	313,811
Computer Graphics — 0.2%
Monotype Imaging Holdings, Inc.	9,972	253,389
Tableau Software, Inc., Class A†	2,100	116,382
		369,771
Computer Services — 1.2%
CACI International, Inc., Class A†	6,975	442,843
CIBER, Inc.†	5,812	19,412
iGATE Corp.†	2,625	43,102
Insight Enterprises, Inc.†	3,726	66,099
j2 Global, Inc.	3,696	157,117
LivePerson, Inc.†	4,244	38,005
Manhattan Associates, Inc.†	10,166	784,409
Sykes Enterprises, Inc.†	3,383	53,316
Unisys Corp.†	8,690	191,788
Virtusa Corp.†	1,750	38,780
		1,834,871
Computer Software — 0.1%
Avid Technology, Inc.†	5,099	29,982
Blackbaud, Inc.	3,908	127,284
		157,266
Computers-Integrated Systems — 0.1%
Agilysys, Inc.†	1,213	13,695
Mercury Systems, Inc.†	2,767	25,511
MTS Systems Corp.	1,353	76,580
Netscout Systems, Inc.†	3,047	71,117
Radisys Corp.†	1,984	9,543
Super Micro Computer, Inc.†	2,278	24,238
		220,684
Computers-Periphery Equipment — 0.1%
Electronics for Imaging, Inc.†	3,974	112,425
Synaptics, Inc.†	2,781	107,235
		219,660
Consulting Services — 0.2%
Forrester Research, Inc.	1,142	41,900
Hackett Group, Inc.	13,000	67,470
MAXIMUS, Inc.	2,924	217,780
Navigant Consulting, Inc.†	4,318	51,816
		378,966
Consumer Products-Misc. — 0.7%
American Greetings Corp., Class A	15,631	284,797
Blyth, Inc.	4,504	62,876
Central Garden and Pet Co., Class A†	29,859	206,027
CSS Industries, Inc.	3,400	84,762
Helen of Troy, Ltd.†	2,731	104,788
Prestige Brands Holdings, Inc.†	11,379	331,584
WD-40 Co.	1,245	67,828
		1,142,662
Containers-Paper/Plastic — 0.2%
Graphic Packaging Holding Co.†	31,900	246,906
Cosmetics & Toiletries — 0.0%
Inter Parfums, Inc.	1,394	39,757
Data Processing/Management — 0.4%
CSG Systems International, Inc.†	13,507	293,102
Fair Isaac Corp.	2,300	105,409
Pegasystems, Inc.	6,700	221,904
		620,415
Decision Support Software — 0.0%
Interactive Intelligence Group, Inc.†	1,312	67,699
Dental Supplies & Equipment — 0.1%
Align Technology, Inc.†	6,144	227,574
Diagnostic Equipment — 0.0%
Affymetrix, Inc.†	6,087	27,026

3

Diagnostic Kits — 0.1%
Meridian Bioscience, Inc.	3,550	76,325
Direct Marketing — 0.1%
Harte-Hanks, Inc.	14,910	128,226
Disposable Medical Products — 0.1%
ICU Medical, Inc.†	1,098	79,122
Medical Action Industries, Inc.†	5,400	41,580
Merit Medical Systems, Inc.†	3,424	38,177
		158,879
Distribution/Wholesale — 0.9%
MWI Veterinary Supply, Inc.†	1,030	126,937
Owens & Minor, Inc.	5,000	169,150
Pool Corp.	3,996	209,430
ScanSource, Inc.†	2,387	76,384
United Stationers, Inc.	22,052	739,845
		1,321,746
Diversified Financial Services — 0.1%
DFC Global Corp.†	11,100	153,291
Diversified Manufacturing Operations — 1.4%
A.O. Smith Corp.	8,068	292,707
Actuant Corp., Class A	6,265	206,557
AZZ, Inc.	2,181	84,099
Barnes Group, Inc.	4,003	120,050
EnPro Industries, Inc.†	1,788	90,759
Federal Signal Corp.†	5,345	46,769
Koppers Holdings, Inc.	17,464	666,776
Leggett & Platt, Inc.	4,300	133,687
LSB Industries, Inc.†	1,613	49,051
Lydall, Inc.†	1,459	21,302
Park-Ohio Holdings Corp.†	1,200	39,576
Standex International Corp.	4,687	247,239
Tredegar Corp.	7,070	181,699
		2,180,271
Diversified Minerals — 0.0%
AMCOL International Corp.	2,184	69,211
Diversified Operations/Commercial Services — 0.1%
Chemed Corp.	1,615	116,974
Viad Corp.	1,740	42,665
		159,639
Drug Delivery Systems — 0.1%
BioDelivery Sciences International, Inc.†	11,900	48,314
Nektar Therapeutics†	12,600	145,530
		193,844
E-Commerce/Products — 0.1%
Blue Nile, Inc.†	1,061	40,084
Nutrisystem, Inc.	2,451	28,873
Stamps.com, Inc.†	1,190	46,874
		115,831
E-Commerce/Services — 0.1%
Move, Inc.†	3,300	42,306
OpenTable, Inc.†	1,950	124,702
United Online, Inc.	7,920	60,034
		227,042
E-Marketing/Info — 0.2%
comScore, Inc.†	2,781	67,829
Liquidity Services, Inc.†	2,112	73,223
Marketo, Inc.†	1,100	27,357
QuinStreet, Inc.†	10,902	94,084
		262,493
E-Services/Consulting — 0.0%
Perficient, Inc.†	2,868	38,259
Electric Products-Misc. — 0.1%
Littelfuse, Inc.	1,892	141,162
Electric-Integrated — 2.3%
ALLETE, Inc.	3,076	153,339
Avista Corp.	5,130	138,613
Cleco Corp.	9,260	429,942
El Paso Electric Co.	8,443	298,122
MGE Energy, Inc.	2,780	152,233
NorthWestern Corp.	13,843	552,336
PNM Resources, Inc.	4,200	93,198
Portland General Electric Co.	21,740	665,026
UIL Holdings Corp.	4,355	166,579
UNS Energy Corp.	19,169	857,429
		3,506,817
Electronic Components-Misc. — 0.9%
AVX Corp.	44,710	525,342
Bel Fuse, Inc., Class B	9,576	128,797
Benchmark Electronics, Inc.†	14,876	299,008
CTS Corp.	2,870	39,147
Methode Electronics, Inc.	3,014	51,268
OSI Systems, Inc.†	1,604	103,330
Plexus Corp.†	2,920	87,279
Rogers Corp.†	1,461	69,134
Stoneridge, Inc.†	3,400	39,576
Vishay Intertechnology, Inc.†	5,000	69,450
		1,412,331
Electronic Components-Semiconductors — 1.3%
Ceva, Inc.†	1,895	36,687
Diodes, Inc.†	3,074	79,832
DSP Group, Inc.†	5,283	43,902
Entropic Communications, Inc.†	7,668	32,742
First Solar, Inc.†	3,200	143,136
GT Advanced Technologies, Inc.†	10,213	42,384
Kopin Corp.†	5,280	19,589
LSI Corp.†	35,500	253,470
Microsemi Corp.†	7,954	180,953
Monolithic Power Systems, Inc.	2,802	67,556
ON Semiconductor Corp.†	71,340	576,427
PLX Technology, Inc.†	59,100	281,316
QLogic Corp.†	10,623	101,556
Rubicon Technology, Inc.†	1,469	11,767
Supertex, Inc.	887	21,208
Volterra Semiconductor Corp.†	2,141	30,231
		1,922,756
Electronic Measurement Instruments — 0.2%
Analogic Corp.	1,049	76,399
Badger Meter, Inc.	1,230	54,796
ESCO Technologies, Inc.	2,263	73,276
FARO Technologies, Inc.†	1,463	49,478

4

Measurement Specialties, Inc.†	1,339	62,304
		316,253
Electronic Security Devices — 0.3%
American Science & Engineering, Inc.	667	37,352
Taser International, Inc.†	46,900	399,588
		436,940
Energy-Alternate Sources — 0.1%
REX American Resources Corp.†	800	23,016
SolarCity Corp.†	1,500	56,655
		79,671
Engineering/R&D Services — 1.1%
Argan, Inc.	6,100	95,160
EMCOR Group, Inc.	33,409	1,358,076
Engility Holdings, Inc.†	1,470	41,777
Exponent, Inc.	1,129	66,735
Michael Baker Corp.	1,600	43,376
VSE Corp.	1,800	73,926
		1,679,050
Engines-Internal Combustion — 0.1%
Briggs & Stratton Corp.	4,124	81,655
Enterprise Software/Service — 0.7%
Digital River, Inc.†	24,019	450,837
MedAssets, Inc.†	12,900	228,846
MicroStrategy, Inc., Class A†	764	66,437
Omnicell, Inc.†	2,939	60,396
SYNNEX Corp.†	2,267	95,849
Tyler Technologies, Inc.†	2,319	158,968
		1,061,333
Entertainment Software — 0.1%
Take-Two Interactive Software, Inc.†	7,865	117,739
Environmental Consulting & Engineering — 0.1%
Tetra Tech, Inc.†	5,558	130,669
Finance-Consumer Loans — 1.0%
Encore Capital Group, Inc.†	1,991	65,922
Nelnet, Inc., Class A	4,800	173,232
Ocwen Financial Corp.†	8,900	366,858
Portfolio Recovery Associates, Inc.†	2,647	406,658
World Acceptance Corp.†	5,556	483,039
		1,495,709
Finance-Credit Card — 0.0%
Blackhawk Network Holdings, Inc.†	1,400	32,480
Finance-Investment Banker/Broker — 0.9%
FBR & Co.†	800	20,208
Greenhill & Co., Inc.	2,355	107,718
Interactive Brokers Group, Inc., Class A	3,497	55,847
Investment Technology Group, Inc.†	22,486	314,354
Piper Jaffray Cos.†	1,359	42,958
Raymond James Financial, Inc.	15,480	665,331
Stifel Financial Corp.†	5,061	180,526
SWS Group, Inc.†	2,425	13,216
		1,400,158
Finance-Leasing Companies — 0.1%
Aircastle, Ltd.	4,900	78,351
Marlin Business Services Corp.	5,400	123,012
		201,363
Finance-Mortgage Loan/Banker — 0.1%
Arlington Asset Investment Corp., Class A	2,300	61,502
Nationstar Mortgage Holdings, Inc.†	700	26,208
PennyMac Financial Services, Inc., Class A†	1,200	25,524
		113,234
Finance-Other Services — 0.5%
Higher One Holdings, Inc.†	2,836	33,011
MarketAxess Holdings, Inc.	3,211	150,114
Outerwall Inc†	7,702	451,876
WageWorks, Inc.†	1,799	61,976
		696,977
Firearms & Ammunition — 0.1%
Sturm Ruger & Co., Inc.	1,654	79,458
Food-Canned — 0.2%
Seneca Foods Corp., Class A†	2,063	63,293
TreeHouse Foods, Inc.†	3,103	203,370
		266,663
Food-Misc./Diversified — 0.7%
B&G Foods, Inc.	8,425	286,871
Cal-Maine Foods, Inc.	1,197	55,672
Diamond Foods, Inc.†	1,905	39,529
Hain Celestial Group, Inc.†	4,045	262,804
J&J Snack Foods Corp.	1,272	98,962
Pinnacle Foods, Inc.	6,300	152,145
Snyders-Lance, Inc.	4,145	117,759
		1,013,742
Food-Retail — 0.6%
Arden Group, Inc., Class A	675	74,513
Fairway Group Holdings Corp.†	1,800	43,506
SUPERVALU, Inc.†	25,100	156,122
Weis Markets, Inc.	12,930	582,755
		856,896
Food-Wholesale/Distribution — 0.1%
Calavo Growers, Inc.	1,083	29,447
Nash Finch Co.	1,051	23,132
Spartan Stores, Inc.	1,874	34,557
		87,136
Footwear & Related Apparel — 0.6%
Crocs, Inc.†	7,544	124,476
Iconix Brand Group, Inc.†	12,482	367,096
Skechers U.S.A., Inc., Class A†	3,292	79,041
Steven Madden, Ltd.†	3,521	170,346
Wolverine World Wide, Inc.	4,296	234,604
		975,563
Forestry — 0.0%
Deltic Timber Corp.	936	54,120
Gambling (Non-Hotel) — 0.1%
Pinnacle Entertainment, Inc.†	4,998	98,311

5

Garden Products — 0.1%
Toro Co.	4,923	223,553
Gas-Distribution — 1.4%
AGL Resources, Inc.	2,000	85,720
Laclede Group, Inc.	8,459	386,238
New Jersey Resources Corp.	9,001	373,812
Northwest Natural Gas Co.	8,582	364,563
Piedmont Natural Gas Co., Inc.	9,585	323,398
South Jersey Industries, Inc.	2,750	157,878
Southwest Gas Corp.	6,266	293,186
WGL Holdings, Inc.	3,060	132,253
		2,117,048
Golf — 0.0%
Callaway Golf Co.	6,086	40,046
Health Care Cost Containment — 0.0%
Corvel Corp.†	1,014	29,680
Home Furnishings — 0.2%
Ethan Allen Interiors, Inc.	2,227	64,138
La-Z-Boy, Inc.	4,482	90,850
Select Comfort Corp.†	4,764	119,386
		274,374
Hotel/Motels — 0.0%
Marcus Corp.	1,601	20,365
Housewares — 0.1%
Lifetime Brands, Inc.	5,600	76,048
Human Resources — 1.5%
AMN Healthcare Services, Inc.†	3,941	56,435
Barrett Business Services, Inc.	10,700	558,647
CDI Corp.	1,197	16,950
Cross Country Healthcare, Inc.†	38,565	198,996
Heidrick & Struggles International, Inc.	1,407	23,525
Hudson Global, Inc.†	23,680	58,726
Insperity, Inc.	1,880	56,964
Kelly Services, Inc., Class A	2,323	40,583
Korn/Ferry International†	14,438	270,568
Monster Worldwide, Inc.†	59,800	293,618
On Assignment, Inc.†	3,786	101,162
Resources Connection, Inc.	3,492	40,507
TrueBlue, Inc.†	26,622	560,393
		2,277,074
Identification Systems — 0.1%
Brady Corp., Class A	3,981	122,336
Checkpoint Systems, Inc.†	7,112	100,919
		223,255
Industrial Automated/Robotic — 0.2%
Cognex Corp.	3,459	156,416
Hurco Cos., Inc.	2,300	66,171
Intermec, Inc.†	4,812	47,302
Nordson Corp.	1,200	83,172
		353,061
Instruments-Controls — 0.1%
Mettler-Toledo International, Inc.†	400	80,480
Watts Water Technologies, Inc., Class A	2,721	123,370
		203,850
Instruments-Scientific — 0.2%
FEI Co.	3,302	241,013
Insurance Brokers — 0.0%
eHealth, Inc.†	1,667	37,874
Insurance-Life/Health — 0.4%
American Equity Investment Life Holding Co.	13,700	215,090
CNO Financial Group, Inc.	19,600	254,016
Primerica, Inc.	2,600	97,344
		566,450
Insurance-Multi-line — 0.1%
Horace Mann Educators Corp.	3,398	82,843
United Fire Group, Inc.	1,861	46,209
		129,052
Insurance-Property/Casualty — 1.5%
AMERISAFE, Inc.	1,574	50,982
Arch Capital Group, Ltd.†	18,070	928,979
EMC Insurance Group, Inc.	900	23,634
Employers Holdings, Inc.	2,650	64,792
Global Indemnity PLC†	1,000	23,550
Infinity Property & Casualty Corp.	986	58,923
Meadowbrook Insurance Group, Inc.	7,615	61,148
Navigators Group, Inc.†	3,007	171,519
ProAssurance Corp.	9,292	484,671
RLI Corp.	1,458	111,406
Safety Insurance Group, Inc.	1,098	53,264
Selective Insurance Group, Inc.	4,754	109,437
Stewart Information Services Corp.	3,266	85,537
Tower Group International Ltd	3,343	68,565
		2,296,407
Insurance-Reinsurance — 0.9%
Aspen Insurance Holdings, Ltd.	1,200	44,508
Axis Capital Holdings, Ltd.	22,380	1,024,556
Platinum Underwriters Holdings, Ltd.	4,500	257,490
		1,326,554
Internet Application Software — 0.4%
Dealertrack Technologies, Inc.†	3,726	132,012
IntraLinks Holdings, Inc.†	10,300	74,778
Textura Corp.†	1,800	46,818
Tremor Video, Inc.†	33,900	305,100
		558,708
Internet Connectivity Services — 0.0%
PC-Tel, Inc.	1,486	12,601
Internet Content-Information/News — 0.2%
Dice Holdings, Inc.†	4,305	39,649
HealthStream, Inc.†	1,709	43,272
WebMD Health Corp.†	7,000	205,590
XO Group, Inc.†	2,178	24,394
		312,905
Internet Infrastructure Software — 0.0%
TIBCO Software, Inc.†	3,400	72,760
Internet Security — 0.1%
Sourcefire, Inc.†	2,667	148,152

6

VASCO Data Security International, Inc.†	2,502	20,791
		168,943
Internet Telephone — 0.2%
magicJack VocalTec, Ltd.†	23,500	333,465
Investment Companies — 0.1%
Prospect Capital Corp.	18,117	195,664
Investment Management/Advisor Services — 1.9%
Affiliated Managers Group, Inc.†	7,350	1,204,959
Artisan Partners Asset Management, Inc.†	700	34,937
Calamos Asset Management, Inc., Class A	1,753	18,407
Cohen & Steers, Inc.	10,990	373,440
Federated Investors, Inc., Class B	2,700	74,007
Financial Engines, Inc.	3,643	166,084
Janus Capital Group, Inc.	600	5,106
Virtus Investment Partners, Inc.†	495	87,254
Waddell & Reed Financial, Inc., Class A	23,370	1,016,595
		2,980,789
Lasers-System/Components — 0.4%
Coherent, Inc.	6,884	379,102
Electro Scientific Industries, Inc.	2,153	23,166
II-VI, Inc.†	4,634	75,349
Newport Corp.†	10,646	148,299
Rofin-Sinar Technologies, Inc.†	2,421	60,380
		686,296
Leisure Products — 0.2%
Brunswick Corp.	10,044	320,906
Lighting Products & Systems — 0.2%
Acuity Brands, Inc.	3,100	234,112
Linen Supply & Related Items — 0.2%
G&K Services, Inc., Class A	3,974	189,163
UniFirst Corp.	1,285	117,256
		306,419
Machinery-Construction & Mining — 0.1%
Astec Industries, Inc.	1,800	61,722
Hyster-Yale Materials Handling, Inc.	1,200	75,348
		137,070
Machinery-Electrical — 0.1%
Franklin Electric Co., Inc.	3,329	112,021
Machinery-Farming — 0.1%
Alamo Group, Inc.	1,500	61,230
Lindsay Corp.	1,101	82,553
		143,783
Machinery-General Industrial — 0.4%
Albany International Corp., Class A	2,492	82,186
Applied Industrial Technologies, Inc.	7,308	353,196
Intevac, Inc.†	2,036	11,524
Kadant, Inc.	4,600	138,782
Tennant Co.	1,575	76,025
		661,713
Machinery-Material Handling — 0.0%
NACCO Industries, Inc., Class A	600	34,368
Medical Information Systems — 0.2%
Computer Programs & Systems, Inc.	892	43,833
Medidata Solutions, Inc.†	1,958	151,647
Quality Systems, Inc.	3,416	63,913
		259,393
Medical Instruments — 0.7%
Abaxis, Inc.	1,779	84,520
CONMED Corp.	11,974	374,068
CryoLife, Inc.	2,140	13,396
Integra LifeSciences Holdings Corp.†	1,730	63,370
Natus Medical, Inc.†	2,601	35,504
NuVasive, Inc.†	6,582	163,168
SurModics, Inc.†	13,030	260,730
Symmetry Medical, Inc.†	3,191	26,868
		1,021,624
Medical Labs & Testing Services — 0.0%
Bio-Reference Labs, Inc.†	2,084	59,915
Medical Laser Systems — 0.0%
Cynosure, Inc., Class A†	1,608	41,780
Medical Products — 0.9%
ABIOMED, Inc.†	3,018	65,068
Accuray, Inc.†	4,900	28,126
Cantel Medical Corp.	1,852	62,727
Cyberonics, Inc.†	3,235	168,091
Greatbatch, Inc.†	8,246	270,386
Haemonetics Corp.†	4,373	180,824
Hanger, Inc.†	2,968	93,878
Invacare Corp.	12,993	186,579
Luminex Corp.†	3,240	66,776
NanoString Technologies, Inc.†	7,200	57,600
Orthofix International NV†	1,400	37,660
West Pharmaceutical Services, Inc.	2,961	208,040
		1,425,755
Medical-Biomedical/Gene — 0.7%
Acorda Therapeutics, Inc.†	3,473	114,574
Arqule, Inc.†	6,640	15,405
Bluebird Bio, Inc.†	1,000	24,970
Cambrex Corp.†	7,971	111,355
Cubist Pharmaceuticals, Inc.†	5,582	269,611
Cytokinetics, Inc.†	200	2,314
Dynavax Technologies Corp.†	8,200	9,020
Emergent Biosolutions, Inc.†	2,196	31,666
Medicines Co.†	4,794	147,463
Merrimack Pharmaceuticals, Inc.†	13,300	89,509
Momenta Pharmaceuticals, Inc.†	3,912	58,915
Oncothyreon, Inc.†	41,300	64,428
PTC Therapeutics, Inc.†	1,600	24,000
Spectrum Pharmaceuticals, Inc.	4,471	33,354
Transcept Pharmaceuticals, Inc.†	900	2,718
Trius Therapeutics, Inc.†	13,800	112,056
		1,111,358
Medical-Drugs — 1.3%
Achillion Pharmaceuticals, Inc.†	14,600	119,428
Akorn, Inc.†	5,841	78,971
Alkermes PLC†	1,900	54,492

7

Amicus Therapeutics, Inc.†	26,700	62,211
ChemoCentryx, Inc.†	9,000	127,260
Chimerix, Inc.†	4,700	113,928
Hi-Tech Pharmacal Co., Inc.	964	32,005
Jazz Pharmaceuticals PLC†	800	54,984
Orexigen Therapeutics, Inc.†	19,400	113,490
Pacira Pharmaceuticals, Inc.†	4,100	118,900
PharMerica Corp.†	2,542	35,232
Repros Therapeutics, Inc.†	4,500	83,025
Salix Pharmaceuticals, Ltd.†	4,461	295,095
Sciclone Pharmaceuticals, Inc.†	23,500	116,560
ViroPharma, Inc.†	22,691	650,097
		2,055,678
Medical-Generic Drugs — 0.1%
Impax Laboratories, Inc.†	5,570	111,122
Medical-HMO — 0.6%
Centene Corp.†	7,059	370,315
Magellan Health Services, Inc.†	3,119	174,913
Molina Healthcare, Inc.†	9,188	341,610
		886,838
Medical-Hospitals — 0.5%
LifePoint Hospitals, Inc.†	12,860	628,082
Select Medical Holdings Corp.	8,100	66,420
		694,502
Medical-Nursing Homes — 0.1%
Ensign Group, Inc.	1,515	53,358
Kindred Healthcare, Inc.†	4,626	60,740
		114,098
Medical-Outpatient/Home Medical — 0.4%
Addus Homecare Corp.	2,700	53,298
Air Methods Corp.	2,996	101,505
Almost Family, Inc.	713	13,547
Amedisys, Inc.†	9,994	116,130
Amsurg Corp.†	2,739	96,139
Gentiva Health Services, Inc.†	15,193	151,322
LHC Group, Inc.†	1,265	24,769
		556,710
Metal Processors & Fabrication — 1.8%
Ampco-Pittsburgh Corp.	600	11,262
CIRCOR International, Inc.	1,503	76,443
Global Brass & Copper Holdings, Inc.†	4,100	54,284
Haynes International, Inc.	9,312	445,765
Kaydon Corp.	2,756	75,928
Mueller Industries, Inc.	7,407	373,535
RBC Bearings, Inc.†	16,513	857,850
RTI International Metals, Inc.†	16,294	451,507
Worthington Industries, Inc.	13,300	421,743
		2,768,317
Metal Products-Distribution — 0.1%
A.M. Castle & Co.†	1,437	22,647
Olympic Steel, Inc.	7,986	195,657
		218,304
Metal-Aluminum — 0.1%
Century Aluminum Co.†	4,399	40,823
Kaiser Aluminum Corp.	1,408	87,211
		128,034
Miscellaneous Manufacturing — 0.5%
FreightCar America, Inc.	16,000	271,840
Hillenbrand, Inc.	5,376	127,465
John Bean Technologies Corp.	2,476	52,021
Movado Group, Inc.	9,389	317,630
		768,956
Multimedia — 0.1%
EW Scripps Co., Class A†	2,537	39,526
Journal Communications, Inc., Class A†	5,600	41,944
		81,470
Networking Products — 0.5%
Anixter International, Inc.†	2,310	175,121
Black Box Corp.	7,521	190,432
Cyan, Inc.†	5,800	60,610
Gigamon, Inc.†	2,200	60,632
Ixia†	4,638	85,339
LogMeIn, Inc.†	1,873	45,814
NETGEAR, Inc.†	3,298	100,721
Procera Networks, Inc.†	1,759	24,151
		742,820
Non-Ferrous Metals — 0.4%
Globe Specialty Metals, Inc.	5,480	59,568
Horsehead Holding Corp.†	42,560	545,193
Materion Corp.	1,758	47,624
		652,385
Office Furnishings-Original — 0.3%
Herman Miller, Inc.	13,185	356,918
Interface, Inc.	4,929	83,645
Steelcase, Inc., Class A	2,100	30,618
		471,181
Office Supplies & Forms — 0.4%
ACCO Brands Corp.†	106,660	678,358
Oil & Gas Drilling — 0.0%
Parker Drilling Co.†	700	3,486
Oil Companies-Exploration & Production — 2.3%
Approach Resources, Inc.†	2,860	70,270
Bill Barrett Corp.†	25,010	505,702
Carrizo Oil & Gas, Inc.†	29,866	846,104
Clayton Williams Energy, Inc.†	600	26,100
Comstock Resources, Inc.	3,845	60,482
Contango Oil & Gas Co.	1,793	60,514
EPL Oil & Gas, Inc.†	15,400	452,144
Equal Energy, Ltd.	6,500	26,260
Forest Oil Corp.†	10,216	41,783
Gulfport Energy Corp.†	5,895	277,478
Isramco, Inc.†	100	9,318
Northern Oil and Gas, Inc.†	5,078	67,741
PDC Energy, Inc.†	2,596	133,642
Penn Virginia Corp.†	4,690	22,043
PetroQuest Energy, Inc.†	13,756	54,474
Rex Energy Corp.†	15,611	274,441
Stone Energy Corp.†	9,278	204,394
Swift Energy Co.†	4,712	56,497

8

Vaalco Energy, Inc.†	12,100	69,212
W&T Offshore, Inc.	16,500	235,785
		3,494,384
Oil Field Machinery & Equipment — 0.6%
Dresser-Rand Group, Inc.†	1,000	59,980
Dril-Quip, Inc.†	600	54,174
Gulf Island Fabrication, Inc.	13,208	252,933
Lufkin Industries, Inc.	2,899	256,474
Natural Gas Services Group, Inc.†	11,830	277,887
		901,448
Oil Refining & Marketing — 0.3%
CVR Energy, Inc.	1,000	47,400
Delek US Holdings, Inc.	9,700	279,166
Western Refining, Inc.	3,200	89,824
		416,390
Oil-Field Services — 1.7%
Basic Energy Services, Inc.†	2,350	28,411
C&J Energy Services, Inc.†	11,415	221,109
Cal Dive International, Inc.†	34,100	64,108
Exterran Holdings, Inc.†	18,023	506,807
Helix Energy Solutions Group, Inc.†	16,200	373,248
Hornbeck Offshore Services, Inc.†	2,758	147,553
Matrix Service Co.†	19,800	308,484
Pioneer Energy Services Corp.†	5,311	35,159
SEACOR Holdings, Inc.	3,636	301,970
Tesco Corp.†	13,241	175,443
TETRA Technologies, Inc.†	41,871	429,596
		2,591,888
Paper & Related Products — 0.8%
Buckeye Technologies, Inc.	5,727	212,128
Clearwater Paper Corp.†	1,901	89,461
Domtar Corp.	1,200	79,800
KapStone Paper and Packaging Corp.	3,336	134,041
Neenah Paper, Inc.	1,368	43,461
P.H. Glatfelter Co.	13,274	333,177
Resolute Forest Products, Inc.†	8,100	106,677
Schweitzer-Mauduit International, Inc.	2,686	133,978
Wausau Paper Corp.	3,976	45,326
Xerium Technologies, Inc.†	11,000	111,980
		1,290,029
Physical Therapy/Rehabilitation Centers — 0.0%
HealthSouth Corp.†	1,000	28,800
Physicians Practice Management — 0.1%
Healthways, Inc.†	2,928	50,889
IPC The Hospitalist Co., Inc.†	1,435	73,701
		124,590
Platinum — 0.1%
Stillwater Mining Co.†	10,110	108,581
Poultry — 0.2%
Sanderson Farms, Inc.	3,714	246,684
Power Converter/Supply Equipment — 0.4%
Advanced Energy Industries, Inc.†	33,226	578,465
Powell Industries, Inc.†	778	40,184
SunPower Corp.†	2,400	49,680
Vicor Corp.†	1,551	10,624
		678,953
Precious Metals — 0.0%
Coeur Mining, Inc.†	4,400	58,520
Printing-Commercial — 0.5%
ARC Document Solutions, Inc.†	45,200	180,800
Consolidated Graphics, Inc.†	2,501	117,572
Deluxe Corp.	5,400	187,110
Quad/Graphics, Inc.	14,200	342,220
		827,702
Protection/Safety — 0.0%
Landauer, Inc.	816	39,421
Publishing-Books — 0.2%
Courier Corp.	7,900	112,812
Scholastic Corp.	8,600	251,894
		364,706
Radio — 0.0%
Entercom Communications Corp., Class A†	6,500	61,360
Real Estate Investment Trusts — 7.7%
Acadia Realty Trust	4,715	116,413
Anworth Mortgage Asset Corp.	19,300	108,080
Ashford Hospitality Trust, Inc.	2,000	22,900
Associated Estates Realty Corp.	5,112	82,201
BioMed Realty Trust, Inc.	33,640	680,537
Campus Crest Communities, Inc.	43,120	497,605
Capstead Mortgage Corp.	22,000	266,200
CBL & Associates Properties, Inc.	5,100	109,242
Cedar Realty Trust, Inc.	4,704	24,367
Colonial Properties Trust	7,099	171,228
Coresite Realty Corp.	17,030	541,724
Corporate Office Properties Trust	8,180	208,590
Cousins Properties, Inc.	63,488	641,229
CYS Investments, Inc.	6,800	62,628
DCT Industrial Trust, Inc.	10,600	75,790
DiamondRock Hospitality Co.	22,332	208,134
EastGroup Properties, Inc.	13,310	748,954
EPR Properties	7,027	353,247
Equity Lifestyle Properties, Inc.	800	62,872
FelCor Lodging Trust, Inc.†	2,600	15,366
First Industrial Realty Trust, Inc.	1,800	27,306
Franklin Street Properties Corp.	11,962	157,898
Geo Group, Inc.	6,129	208,080
Getty Realty Corp.	2,287	47,227
Government Properties Income Trust	4,680	118,030
Healthcare Realty Trust, Inc.	7,739	197,345
Hersha Hospitality Trust	22,050	124,362
Home Properties, Inc.	2,500	163,425
Hospitality Properties Trust	5,000	131,400
Inland Real Estate Corp.	7,407	75,700
Kite Realty Group Trust	7,361	44,387
LaSalle Hotel Properties	13,149	324,780
Lexington Realty Trust	19,058	222,597
LTC Properties, Inc.	11,329	442,397
Medical Properties Trust, Inc.	12,847	183,969
Mid-America Apartment Communities, Inc.	12,167	824,558

9

National Retail Properties, Inc.	1,700	58,480
Omega Healthcare Investors, Inc.	1,700	52,734
Parkway Properties, Inc.	3,591	60,185
Pebblebrook Hotel Trust	26,670	689,419
Pennsylvania Real Estate Investment Trust	10,752	202,998
Post Properties, Inc.	7,373	364,890
Potlatch Corp.	9,600	388,224
PS Business Parks, Inc.	2,142	154,588
RAIT Financial Trust	12,400	93,248
Ramco-Gershenson Properties Trust	9,500	147,535
Redwood Trust, Inc.	14,700	249,900
Sabra Health Care REIT, Inc.	3,196	83,448
Saul Centers, Inc.	3,101	137,870
Sovran Self Storage, Inc.	2,689	174,220
Strategic Hotels & Resorts, Inc.†	6,400	56,704
Tanger Factory Outlet Centers	8,083	270,457
Taubman Centers, Inc.	1,500	112,725
Universal Health Realty Income Trust	1,086	46,839
Urstadt Biddle Properties, Inc., Class A	2,202	44,414
Washington Real Estate Investment Trust	4,060	109,255
		11,788,901
Real Estate Management/Services — 0.6%
CBRE Group, Inc., Class A†	11,570	270,275
HFF, Inc., Class A	17,751	315,435
Jones Lang LaSalle, Inc.	2,970	270,686
		856,396
Real Estate Operations & Development — 0.1%
Alexander & Baldwin, Inc.†	1,600	63,600
Forestar Group, Inc.†	2,971	59,598
		123,198
Recreational Centers — 0.1%
Town Sports International Holdings, Inc.	15,300	164,781
Recreational Vehicles — 0.0%
Arctic Cat, Inc.	1,128	50,737
Rental Auto/Equipment — 0.1%
Avis Budget Group, Inc.†	1,800	51,750
Rent-A-Center, Inc.	800	30,040
		81,790
Research & Development — 0.3%
PAREXEL International Corp.†	10,567	485,448
Resorts/Theme Parks — 0.3%
Marriott Vacations Worldwide Corp.†	2,511	108,576
SeaWorld Entertainment, Inc.	7,800	273,780
Six Flags Entertainment Corp.	1,400	49,224
		431,580
Retail-Apparel/Shoe — 1.8%
Aeropostale, Inc.†	17,710	244,398
ANN, Inc.†	22,090	733,388
Brown Shoe Co., Inc.	11,192	240,964
Buckle, Inc.	2,358	122,663
Cato Corp., Class A	7,275	181,584
Children’s Place Retail Stores, Inc.†	2,125	116,450
Christopher & Banks Corp.†	3,109	20,955
Express, Inc.†	700	14,679
Fifth & Pacific Cos., Inc.†	10,269	229,409
Finish Line, Inc., Class A	4,216	92,162
Francesca’s Holdings Corp.†	3,769	104,741
Genesco, Inc.†	2,056	137,731
Jos. A. Bank Clothiers, Inc.†	2,394	98,920
Men’s Wearhouse, Inc.	4,046	153,141
rue21, Inc.†	1,327	55,216
Stein Mart, Inc.	15,878	216,735
		2,763,136
Retail-Appliances — 0.2%
Conn’s, Inc.†	6,800	351,968
Retail-Auto Parts — 0.0%
Pep Boys-Manny Moe & Jack†	4,554	52,735
Retail-Automobile — 0.2%
Group 1 Automotive, Inc.	1,856	119,396
Lithia Motors, Inc., Class A	1,802	96,065
Sonic Automotive, Inc., Class A	2,947	62,300
		277,761
Retail-Building Products — 0.1%
Lumber Liquidators Holdings, Inc.†	2,352	183,150
Retail-Convenience Store — 0.5%
Casey’s General Stores, Inc.	3,281	197,385
Pantry, Inc.†	50,712	617,672
		815,057
Retail-Discount — 0.1%
Fred’s, Inc., Class A	2,892	44,797
Tuesday Morning Corp.†	3,667	38,027
		82,824
Retail-Drug Store — 0.4%
Rite Aid Corp.†	230,700	659,802
Retail-Hair Salons — 0.0%
Regis Corp.	4,000	65,680
Retail-Home Furnishings — 0.0%
Haverty Furniture Cos., Inc.	1,703	39,186
Kirkland’s, Inc.†	1,287	22,201
		61,387
Retail-Hypermarkets — 0.0%
Roundy’s, Inc.	2,000	16,660
Retail-Jewelry — 0.0%
Zale Corp.†	2,255	20,521
Retail-Leisure Products — 0.4%
MarineMax, Inc.†	50,157	568,279
Retail-Major Department Stores — 0.1%
Saks, Inc.†	5,700	77,748
Retail-Music Store — 0.0%
Trans World Entertainment Corp.	2,100	10,206
Retail-Office Supplies — 0.1%
Office Depot, Inc.†	29,300	113,391
OfficeMax, Inc.	7,448	76,193
		189,584

10

Retail-Pawn Shops — 0.2%
Cash America International, Inc.	2,443	111,059
Ezcorp, Inc., Class A†	4,082	68,904
First Cash Financial Services, Inc.†	2,298	113,085
		293,048
Retail-Pet Food & Supplies — 0.3%
PetMed Express, Inc.	30,522	384,577
Retail-Regional Department Stores — 0.4%
Bon-Ton Stores, Inc.	4,900	88,445
Dillard’s, Inc., Class A	5,100	418,047
Stage Stores, Inc.	2,796	65,706
		572,198
Retail-Restaurants — 1.4%
Biglari Holdings, Inc.†	1,003	411,631
BJ’s Restaurants, Inc.†	2,122	78,726
Buffalo Wild Wings, Inc.†	1,606	157,645
CEC Entertainment, Inc.	3,531	144,912
Cracker Barrel Old Country Store, Inc.	2,036	192,728
DineEquity, Inc.	1,392	95,867
Domino’s Pizza, Inc.	900	52,335
Jack in the Box, Inc.†	3,808	149,616
Papa John’s International, Inc.†	1,399	91,453
Red Robin Gourmet Burgers, Inc.†	5,103	281,583
Ruby Tuesday, Inc.†	4,898	45,209
Ruth’s Hospitality Group, Inc.	3,067	37,019
Sonic Corp.†	23,919	348,261
Texas Roadhouse, Inc.	4,965	124,224
		2,211,209
Retail-Sporting Goods — 0.1%
Big 5 Sporting Goods Corp.	1,462	32,091
Hibbett Sports, Inc.†	2,224	123,432
Zumiez, Inc.†	1,834	52,727
		208,250
Retail-Vitamins & Nutrition Supplements — 0.1%
Vitamin Shoppe, Inc.†	2,587	116,001
Rubber-Tires — 0.1%
Cooper Tire & Rubber Co.	4,100	135,997
Rubber/Plastic Products — 0.1%
Myers Industries, Inc.	8,236	123,622
Savings & Loans/Thrifts — 0.8%
Astoria Financial Corp.	1,400	15,092
Bank Mutual Corp.	3,696	20,845
BankFinancial Corp.	800	6,800
Beneficial Mutual Bancorp, Inc.†	3,300	27,720
Brookline Bancorp, Inc.	5,973	51,846
Capitol Federal Financial, Inc.	800	9,712
Dime Community Bancshares, Inc.	2,499	38,285
Northwest Bancshares, Inc.	8,025	108,418
OceanFirst Financial Corp.	3,400	52,870
Oritani Financial Corp.	3,340	52,371
People’s United Financial, Inc.	29,230	435,527
Provident Financial Services, Inc.	4,598	72,556
Westfield Financial, Inc.	37,540	262,780
		1,154,822
Schools — 0.1%
American Public Education, Inc.†	1,507	56,000
Capella Education Co.†	955	39,776
Career Education Corp.†	4,362	12,650
Corinthian Colleges, Inc.†	6,714	15,039
ITT Educational Services, Inc.†	1,340	32,696
Lincoln Educational Services Corp.	1,932	10,182
Universal Technical Institute, Inc.	1,818	18,780
		185,123
Seismic Data Collection — 0.1%
Dawson Geophysical Co.†	1,700	62,662
Geospace Technologies Corp.†	1,105	76,333
ION Geophysical Corp.†	13,939	83,913
		222,908
Semiconductor Components-Integrated Circuits — 1.1%
Aeroflex Holding Corp.†	9,800	77,322
Cirrus Logic, Inc.†	5,426	94,195
Exar Corp.†	77,775	837,637
Hittite Microwave Corp.†	2,324	134,792
Micrel, Inc.	15,249	150,660
Pericom Semiconductor Corp.†	1,787	12,724
Power Integrations, Inc.	2,481	100,629
Sigma Designs, Inc.†	2,925	14,771
TriQuint Semiconductor, Inc.†	39,877	276,348
		1,699,078
Semiconductor Equipment — 2.2%
ATMI, Inc.†	2,733	64,635
Brooks Automation, Inc.	5,692	55,383
Cabot Microelectronics Corp.†	1,985	65,525
Cohu, Inc.	1,968	24,600
Kulicke & Soffa Industries, Inc.†	6,439	71,215
MKS Instruments, Inc.	4,538	120,438
Nanometrics, Inc.†	1,801	26,421
Photronics, Inc.†	11,000	88,660
Rudolph Technologies, Inc.†	57,671	645,915
Teradyne, Inc.†	64,280	1,129,400
Tessera Technologies, Inc.	4,517	93,954
Ultra Clean Holdings, Inc.†	17,604	106,504
Ultratech, Inc.†	2,376	87,247
Veeco Instruments, Inc.†	23,452	830,670
		3,410,567
Shipbuilding — 0.5%
Huntington Ingalls Industries, Inc.	12,210	689,621
Steel-Producers — 0.2%
AK Steel Holding Corp.†	11,669	35,474
Carpenter Technology Corp.	6,975	314,363
		349,837
Storage/Warehousing — 0.1%
Mobile Mini, Inc.†	3,282	108,798
Telecom Equipment-Fiber Optics — 0.1%
Alliance Fiber Optic Products, Inc.	900	18,009
Harmonic, Inc.†	9,696	61,570
Oplink Communications, Inc.†	1,630	28,313
		107,892
Telecom Services — 0.1%
Aviat Networks, Inc.†	8,800	23,056

11

Cbeyond, Inc.†	2,601	20,392
Fairpoint Communications, Inc.†	5,900	49,265
Inteliquent Inc.	3,100	17,825
Lumos Networks Corp.	1,296	22,161
NTELOS Holdings Corp.	1,704	28,048
USA Mobility, Inc.	1,853	25,145
		185,892
Telecommunication Equipment — 1.2%
ARRIS Group, Inc.†	27,691	397,366
Comtech Telecommunications Corp.	20,404	548,664
Plantronics, Inc.	19,210	843,703
Symmetricom, Inc.†	3,508	15,751
		1,805,484
Telephone-Integrated — 0.1%
Atlantic Tele-Network, Inc.	806	40,026
Cincinnati Bell, Inc.†	17,801	54,471
General Communication, Inc., Class A†	2,756	21,580
		116,077
Television — 0.0%
Sinclair Broadcast Group, Inc., Class A	1,800	52,884
Textile-Apparel — 0.1%
Perry Ellis International, Inc.	1,006	20,432
Unifi, Inc.†	3,100	64,077
		84,509
Therapeutics — 0.9%
Cornerstone Therapeutics, Inc.†	4,500	36,000
Esperion Therapeutics, Inc.†	2,700	38,070
Neurocrine Biosciences, Inc.†	10,200	136,476
Questcor Pharmaceuticals, Inc.	20,112	914,292
Threshold Pharmaceuticals, Inc.†	45,900	241,434
		1,366,272
Tobacco — 0.4%
Alliance One International, Inc.†	7,053	26,801
Universal Corp.	9,200	532,220
		559,021
Tools-Hand Held — 0.4%
Snap-on, Inc.	6,050	540,749
Toys — 0.0%
JAKKS Pacific, Inc.	1,795	20,194
Transactional Software — 0.1%
Bottomline Technologies de, Inc.†	3,079	77,868
Synchronoss Technologies, Inc.†	2,375	73,316
VeriFone Systems, Inc.†	2,600	43,706
		194,890
Transport-Air Freight — 0.1%
Atlas Air Worldwide Holdings, Inc.†	2,211	96,753
Transport-Equipment & Leasing — 0.0%
AMERCO	200	32,380
Transport-Marine — 1.0%
Diana Shipping, Inc.†	24,920	250,197
Kirby Corp.†	7,900	628,366
Rand Logistics, Inc.†	100	513
Tidewater, Inc.	10,130	577,106
		1,456,182
Transport-Rail — 0.3%
Genesee & Wyoming, Inc., Class A†	4,920	417,413
Transport-Services — 0.2%
Bristow Group, Inc.	3,095	202,165
Era Group, Inc.†	1,637	42,808
Hub Group, Inc., Class A†	3,030	110,353
		355,326
Transport-Truck — 1.3%
Arkansas Best Corp.	5,447	125,009
Celadon Group, Inc.	1,400	25,550
Con-way, Inc.	2,300	89,608
Forward Air Corp.	2,584	98,915
Heartland Express, Inc.	8,919	123,707
Knight Transportation, Inc.	5,063	85,160
Old Dominion Freight Line, Inc.†	21,419	891,459
Saia, Inc.†	13,350	400,099
Swift Transportation Co.†	6,500	107,510
		1,947,017
Travel Services — 0.1%
Interval Leisure Group, Inc.	7,336	146,133
Veterinary Diagnostics — 0.1%
Aratana Therapeutics, Inc.†	5,700	43,092
Neogen Corp.†	1,925	106,953
		150,045
Virtual Reality Products — 0.0%
RealD, Inc.†	1,200	16,680
Vitamins & Nutrition Products — 0.1%
Herbalife, Ltd.	400	18,056
USANA Health Sciences, Inc.†	2,500	180,950
		199,006
Water — 0.1%
American States Water Co.	1,651	88,609
Web Hosting/Design — 0.1%
NIC, Inc.	5,053	83,526
Web Portals/ISP — 0.0%
Blucora, Inc.†	3,509	65,057
Wire & Cable Products — 0.2%
Belden, Inc.	3,769	188,186
Coleman Cable, Inc.	3,200	57,792
Encore Wire Corp.	1,592	54,287
		300,265
Wireless Equipment — 1.2%
CalAmp Corp.†	2,761	40,310
Gogo, Inc.†	3,000	41,910
InterDigital, Inc.	24,760	1,105,534
RF Micro Devices, Inc.†	11,500	61,525
Telenav, Inc.†	8,800	46,024
Ubiquiti Networks, Inc.	14,100	247,314

12

ViaSat, Inc.†	3,508	250,682
		1,793,299
Total Common Stock (cost $119,686,616)		147,549,955
EXCHANGE-TRADED FUNDS — 2.6%
iShares Core S&P Small-Cap ETF	13,993	1,263,428
iShares Nasdaq Biotechnology Index Fund	1,810	314,723
iShares Russell 2000 Value Index Fund	27,680	2,377,712
Total Exchange Traded-Funds (cost $3,684,152)		3,955,863
U.S. GOVERNMENT TREASURIES — 0.1%
United States Treasury Notes — 0.1%
0.25% due 11/30/2013(1) (cost $120,047)	$120,000	120,070
Total Long-Term Investment Securities (cost $123,490,815)		151,625,888

SHORT-TERM INVESTMENT SECURITIES — 1.0%
Time Deposits — 0.9%
Euro Time Deposit with State Street Bank & Trust Co. 0.01% due 07/01/2013	1,416,000	1,416,000
U.S. Government Treasuries — 0.1%
United States Treasury Bills 0.04% due 09/12/2013(1)	80,000	79,997
Total Short-Term Investment Securities (cost $1,495,994)		1,495,997
REPURCHASE AGREEMENTS — 1.0%
Agreement with State Street Bank & Trust Co., bearing interest at 0.01%, dated 06/28/2013, to be repurchased 07/01/2013 in the amount of $931,001 and collateralized by $1,015,000 of Federal Home Loan Mtg. Corp. Notes, bearing interest at 2.00% due 01/30/2023 and having an approximate value of $951,899	931,000	931,000
State Street Bank & Trust Co. Joint Repurchase Agreement(2)	623,000	623,000
Total Repurchase Agreements (cost $1,554,000)		1,554,000
TOTAL INVESTMENTS (cost $126,540,809)(3)	100.8%	154,675,885
Liabilities in excess of other assets	(0.8)	(1,198,442)
NET ASSETS	100.0%	$153,477,443

†	Non-income producing security
(1)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(2)	See Note 2 for details of Joint Repurchase Agreements.
(3)	See Note 4 for cost of investments on a tax basis.

Open Futures Contracts
Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of June 30, 2013	Unrealized Appreciation (Depreciation)
15	Long	Russell 2000 Mini Index	September 2013	$1,463,788	$1,462,050	$(1,738)

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2013 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs	Level 3-Significant Unobservable Inputs	Total
Assets:
Long-Term Investment Securities:
Common Stock
Banks-Commercial	$13,673,654	$—	$—	$13,673,654
Real Estate Investment Trusts	11,788,901	—	—	11,788,901
Other Industries*	122,087,400	—	—	122,087,400
Exchange-Traded Funds	3,955,863	—	—	3,955,863
U.S. Government Treasuries	—	120,070	—	120,070
Short-Term Investment Securities:
Time Deposits	—	1,416,000	—	1,416,000
U.S. Government Treasuries	—	79,997	—	79,997
Repurchase Agreements	—	1,554,000	—	1,554,000
Total	$151,505,818	$3,170,067	$—	$154,675,885
Liabilities:
Other Financial Instruments:+
Open Futures Contracts - Depreciation	$1,738	$—	$—	$1,738

* Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets.  For a detailed presentation of securities by industry classification, please refer to the Portfolio of Investments.

+ Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards, swaps and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

13

SEASONS SERIES TRUST

INTERNATIONAL EQUITY PORTFOLIO

Portfolio of Investments — June 30, 2013

(unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCK — 92.9%
Australia — 2.5%
AGL Energy, Ltd.	7,928	$104,988
Amcor, Ltd.	16,550	153,477
AMP, Ltd.	39,129	152,088
APA Group	11,721	64,209
Asciano, Ltd.	16,931	77,731
ASX, Ltd.	2,620	79,240
Aurizon Holdings, Ltd.	27,517	104,689
Australia & New Zealand Banking Group, Ltd.	35,357	924,156
Bendigo and Adelaide Bank, Ltd.	7,971	73,409
BGP Holdings PLC†(3)(4)	98,723	0
BHP Billiton, Ltd.	41,666	1,195,374
Brambles, Ltd.	21,153	180,687
CFS Retail Property Trust Group	32,636	59,694
Coca-Cola Amatil, Ltd.	8,562	99,524
Cochlear, Ltd.	772	43,569
Commonwealth Bank of Australia	20,568	1,301,308
Computershare, Ltd.	7,833	73,571
Crown, Ltd.	5,996	66,407
CSL, Ltd.	6,483	365,109
Dexus Property Group	69,129	67,647
Federation Centres	21,947	47,570
Fortescue Metals Group, Ltd.	23,166	64,407
Goodman Group	22,335	99,681
GPT Group	24,437	85,820
Iluka Resources, Ltd.	5,530	50,524
Incitec Pivot, Ltd.	27,161	71,043
Insurance Australia Group, Ltd.	28,642	142,498
Lend Lease Group	7,856	59,992
Macquarie Group, Ltd.	4,124	157,917
Metcash, Ltd.	12,410	39,950
Mirvac Group	49,136	72,124
National Australia Bank, Ltd.	30,236	820,721
Newcrest Mining, Ltd.	11,050	99,744
Orica, Ltd.	5,203	98,261
Origin Energy, Ltd.	15,073	173,278
QBE Insurance Group, Ltd.	15,864	218,932
Ramsay Health Care, Ltd.	2,248	73,622
Rio Tinto, Ltd.	5,914	283,251
Santos, Ltd.	12,838	147,115
Seek, Ltd.	5,013	41,583
Sonic Healthcare, Ltd.	6,191	83,854
Stockland	28,586	90,979
Suncorp Group, Ltd.	17,150	186,960
Tatts Group, Ltd.	25,699	74,505
Telstra Corp., Ltd.	55,620	242,637
Toll Holdings, Ltd.	10,029	48,795
Transurban Group	19,051	117,780
Treasury Wine Estates, Ltd.	9,065	48,250
Wesfarmers, Ltd.	12,966	469,579
Westfield Group	26,914	281,586
Westfield Retail Trust	41,735	118,323
Westpac Banking Corp.	39,934	1,054,745
Woodside Petroleum, Ltd.	8,597	275,262
Woolworths, Ltd.	15,925	477,852
WorleyParsons, Ltd.	3,121	55,631
		11,661,648
Austria — 0.1%
Andritz AG	1,148	58,913
Erste Group Bank AG	3,468	92,562
Immoeast†(3)	262,436	0
IMMOFINANZ AG	18,770	70,120
OMV AG	2,299	103,839
Voestalpine AG	1,912	67,520
		392,954
Belgium — 0.4%
Ageas	3,433	120,540
Anheuser-Busch InBev NV ADR	10,286	915,658
Belgacom SA	2,827	63,421
Colruyt SA	982	51,646
Delhaize Group SA	1,500	92,723
Groupe Bruxelles Lambert SA	1,417	106,627
KBC Groep NV	3,087	114,940
Solvay SA	847	111,021
UCB SA	1,447	77,948
Umicore SA	1,818	75,559
		1,730,083
Bermuda — 0.1%
Cheung Kong Infrastructure Holdings, Ltd.	7,000	46,841
First Pacific Co., Ltd.	38,000	40,665
Kerry Properties, Ltd.	11,000	43,044
Li & Fung, Ltd.	82,000	112,490
Seadrill, Ltd.	4,953	199,935
Shangri-La Asia, Ltd.	32,000	55,286
		498,261
Brazil — 0.8%
Banco do Brasil SA	143,100	1,419,232
BB Seguridade Participacoes SA†	96,400	760,365
Grupo BTG Pactual	70,300	861,678
Sul America SA	103,312	605,607
		3,646,882
Canada — 1.5%
Canadian Pacific Railway, Ltd.	31,856	3,862,885
Potash Corp. of Saskatchewan, Inc.	62,170	2,371,646
Teck Resources, Ltd., Class B	45,800	978,536
		7,213,067
Cayman Islands — 0.8%
AAC Technologies Holdings, Inc.	10,500	59,025
ASM Pacific Technology, Ltd.	3,900	43,118
Ctrip.com International, Ltd. ADR†	50,761	1,656,331
Hengdeli Holdings, Ltd.	3,621,200	821,721
Sands China, Ltd.	32,600	154,467
Wynn Macau, Ltd.	25,600	69,479
Youku Todou, Inc. ADR†	58,150	1,115,898
		3,920,039
Chile — 0.3%
Enersis SA	1,204,007	396,715
Enersis SA ADR	52,531	859,407
		1,256,122
China — 0.4%
China Construction Bank Corp.	2,907,000	2,057,675
Denmark — 1.4%
AP Moeller - Maersk A/S, Series A	12	80,920
AP Moeller - Maersk A/S, Series B	455	3,258,791

1

Carlsberg A/S, Class B	1,507	134,918
Coloplast A/S, Class B	1,594	89,379
Danske Bank A/S†	9,030	154,437
DSV A/S	3,614	88,109
Novo Nordisk A/S, Class B	16,182	2,521,863
Novozymes A/S, Class B	3,244	103,829
TDC A/S	12,700	102,928
		6,535,174
Finland — 0.2%
Elisa Oyj	2,583	50,466
Fortum Oyj	6,311	118,292
Kone Oyj, Class B	2,078	165,130
Metso Oyj	2,133	72,520
Nokia Oyj†	50,323	186,421
Nokian Renkaat Oyj	1,479	60,276
Sampo, Class A	5,383	209,783
Stora Enso Oyj, Class R	9,943	66,653
UPM-Kymmene Oyj	8,052	78,921
Wartsila Oyj Abp	2,556	111,222
		1,119,684
France — 7.4%
Accor SA	2,391	84,140
Air Liquide SA	3,889	480,243
Alstom SA	2,985	97,757
Arkema SA	952	87,399
AtoS	1,006	74,665
AXA SA	141,419	2,778,657
BNP Paribas SA	39,178	2,140,558
Bouygues SA	2,651	67,668
Bureau Veritas SA	2,980	77,171
Cap Gemini SA	2,260	109,874
Carrefour SA	8,103	222,864
Casino Guichard Perrachon SA	880	82,438
CGG†	2,534	56,039
Christian Dior SA	776	125,250
Cie de St-Gobain	5,252	212,608
Cie Generale des Etablissements Michelin	2,435	217,746
Credit Agricole SA†	13,611	116,984
Danone SA	38,386	2,880,989
Dassault Systemes SA	825	100,921
Edenred	2,949	90,206
Electricite de France SA	3,244	75,309
Essilor International SA	2,642	281,100
Eutelsat Communications SA	2,367	67,197
France Telecom SA	24,830	234,901
GDF Suez	17,681	346,253
Groupe Eurotunnel SA	8,142	61,935
Iliad SA	296	64,016
Kering	11,051	2,246,144
Klepierre	1,593	62,786
L’Oreal SA	3,040	499,573
Lafarge SA	2,538	156,061
Legrand SA	3,419	158,610
LVMH Moet Hennessy Louis Vuitton SA	3,273	530,407
Natixis	13,735	57,496
Pernod-Ricard SA	28,151	3,121,595
Publicis Groupe SA	2,535	180,493
Renault SA	56,052	3,772,035
Safran SA	3,271	170,840
Sanofi	15,347	1,590,522
Schneider Electric SA	37,826	2,743,933
SCOR SE	2,320	71,192
Societe BIC SA	428	42,897
Societe Generale SA	52,220	1,794,464
Sodexo	1,427	118,877
Suez Environnement Co.	3,907	50,469
Technip SA	1,337	135,761
Thales SA	1,434	66,963
Total SA	27,446	1,339,869
Unibail-Rodamco SE	1,224	285,186
Vallourec SA	34,894	1,765,693
Veolia Environnement SA	5,620	63,943
Vinci SA	6,109	306,581
Vivendi SA	95,043	1,800,019
Zodiac Aerospace	493	65,262
		34,432,559
Germany — 5.6%
Adidas AG	2,711	293,382
Allianz SE	5,885	859,858
BASF SE	11,777	1,052,065
Bayer AG	10,678	1,138,746
Bayerische Motoren Werke AG	4,536	396,650
Beiersdorf AG	1,295	112,938
Brenntag AG	692	105,116
Commerzbank AG†	13,282	115,798
Continental AG	1,405	187,637
Daimler AG	51,943	3,142,924
Deutsche Bank AG	106,543	4,459,308
Deutsche Boerse AG	31,846	2,096,244
Deutsche Lufthansa AG†	4,093	83,085
Deutsche Post AG	11,898	295,725
Deutsche Telekom AG	36,560	426,582
E.ON SE	23,971	393,455
Fresenius Medical Care AG & Co. KGaA	2,957	209,885
Fresenius SE & Co. KGaA	19,376	2,388,658
GEA Group AG	2,918	103,425
Hannover Rueckversicherung SE	872	62,790
HeidelbergCement AG	2,012	135,320
Henkel AG & Co. KGaA	1,934	151,673
Hugo Boss AG	452	49,774
Infineon Technologies AG	15,600	130,566
K+S AG	2,461	90,991
Kabel Deutschland Holding AG	1,213	133,228
Lanxess AG	1,276	76,867
Linde AG	2,356	439,609
MAN SE	566	61,812
Merck KGaA	880	134,075
Metro AG	2,066	65,402
Muenchener Rueckversicherungs AG	2,300	423,322
RWE AG	6,872	219,330
SAP AG	11,843	867,272
Siemens AG	34,573	3,494,400

2

ThyssenKrupp AG†	94,650	1,859,721
United Internet AG	1,996	56,340
Volkswagen AG	405	78,943
		26,392,916
Guernsey — 0.0%
Resolution, Ltd.	22,532	97,670
Hong Kong — 3.5%
AIA Group, Ltd.	1,250,000	5,294,254
Bank of East Asia, Ltd.	17,600	63,424
BOC Hong Kong Holdings, Ltd.	49,500	152,213
Cathay Pacific Airways, Ltd.	1,262,000	2,206,370
Cheung Kong Holdings, Ltd.	18,000	244,145
China Overseas Land & Investment, Ltd.	306,000	798,925
CLP Holdings, Ltd.	23,000	186,081
Galaxy Entertainment Group, Ltd.†	29,000	141,522
Hang Lung Properties, Ltd.	497,437	1,734,861
Hang Seng Bank, Ltd.	9,900	146,406
Henderson Land Development Co., Ltd.	15,400	92,229
Hong Kong & China Gas Co., Ltd.	77,000	188,230
Hong Kong Exchanges and Clearing, Ltd.	15,400	232,507
Hutchison Whampoa, Ltd.	27,000	283,888
Hysan Development Co., Ltd.	10,000	43,192
Link REIT	30,000	147,756
MTR Corp., Ltd.	20,000	73,233
New World Development Co., Ltd.	50,000	69,107
Power Assets Holdings, Ltd.	18,500	159,691
Sino Land Co., Ltd.	50,000	70,010
SJM Holdings, Ltd.	1,111,000	2,675,780
Sun Hung Kai Properties, Ltd.	21,000	271,027
Swire Pacific, Ltd., Class A	9,000	108,612
Swire Properties, Ltd.	16,000	47,653
Wharf Holdings, Ltd.	20,000	168,256
Wheelock & Co., Ltd.	13,000	65,033
Yuexiu Property Co., Ltd.	3,554,000	902,699
		16,567,104
India — 0.9%
Axis Bank, Ltd.	49,079	1,096,958
HCL Technologies, Ltd.	75,785	985,875
ICICI Bank, Ltd. ADR	19,360	740,520
Infosys, Ltd. ADR	37,100	1,528,149
		4,351,502
Ireland — 0.1%
Bank of Ireland†	294,615	59,824
CRH PLC	10,161	205,665
Elan Corp. PLC†	6,305	88,265
James Hardie Industries CDI	7,250	62,261
Kerry Group PLC, Class A (ISE)	1,886	104,088
Kerry Group PLC, Class A (LSE)	269	14,741
		534,844
Isle of Man — 0.0%
Genting Singapore PLC	98,000	102,059
Israel — 0.2%
Bank Hapoalim BM†	22,705	102,803
Bank Leumi Le-Israel BM†	29,593	98,438
Israel Chemicals, Ltd.	7,187	70,990
Teva Pharmaceutical Industries, Ltd.	11,510	444,889
		717,120
Italy — 1.3%
Assicurazioni Generali SpA	15,298	267,228
Atlantia SpA	4,839	78,922
Enel Green Power SpA	31,019	64,399
Enel SpA	88,749	278,403
Eni SpA	33,112	680,121
ENI SpA ADR	60,100	2,466,504
Fiat Industrial SpA	11,630	129,659
Fiat SpA†	12,252	85,640
Intesa Sanpaolo SpA	155,867	249,750
Luxottica Group SpA	2,082	105,258
Prysmian SpA	3,277	61,210
Saipem SpA	3,653	59,389
Snam SpA	28,116	128,090
Telecom Italia SpA	138,405	96,203
Telecom Italia SpA RSP	86,093	47,851
Terna Rete Elettrica Nazionale SpA	22,446	93,260
UniCredit SpA	213,546	1,000,107
Unione di Banche Italiane SCPA	14,428	52,247
		5,944,241
Japan — 22.1%
Aeon Co., Ltd.	8,700	114,211
Aisin Seiki Co., Ltd.	3,000	114,791
Ajinomoto Co., Inc.	9,000	132,123
Amada Co., Ltd.	6,000	39,625
ANA Holdings, Inc.	24,000	49,849
Aozora Bank, Ltd.†	20,000	62,513
Arnest One Corp.	17,986	353,264
Asahi Glass Co., Ltd.	15,000	97,701
Asahi Group Holdings, Ltd.	5,700	141,437
Asahi Kasei Corp.	251,000	1,660,173
Astellas Pharma, Inc.	5,900	320,639
Bank of Kyoto, Ltd.	7,000	58,369
Bank of Yokohama, Ltd.	360,000	1,858,439
Benesse Holdings, Inc.	1,500	54,068
Bridgestone Corp.	8,700	296,491
Brother Industries, Ltd.	4,200	47,302
Canon, Inc.	14,800	482,738
Central Japan Railway Co.	1,900	232,376
Chiba Bank, Ltd.	14,000	95,422
Chubu Electric Power Co., Inc.	9,300	131,839
Chugai Pharmaceutical Co., Ltd.	3,700	76,701
Chugoku Electric Power Co., Inc.	4,200	65,977
Credit Saison Co., Ltd.	2,200	55,211
Dai Nippon Printing Co., Ltd.	10,000	91,450
Dai-ichi Life Insurance Co., Ltd.	115	166,042
Daicel Corp.	6,000	52,571
Daihatsu Motor Co., Ltd.	3,000	56,866
Daiichi Sankyo Co., Ltd.	10,000	166,969
Daikin Industries, Ltd.	3,100	125,338
Daito Trust Construction Co., Ltd.	1,200	113,128
Daiwa House Industry Co., Ltd.	7,000	130,641
Daiwa Securities Group, Inc.	23,000	193,174

3

Denso Corp.	6,500	305,732
Dentsu, Inc.	2,700	93,376
East Japan Railway Co.	28,900	2,246,612
Eisai Co., Ltd.	3,700	150,902
Electric Power Development Co., Ltd.	1,900	59,387
FANUC Corp.	33,000	4,784,634
Fast Retailing Co., Ltd.	700	236,086
Fuji Heavy Industries, Ltd.	8,000	197,217
FUJIFILM Holdings Corp.	6,600	145,402
Fujitsu, Ltd.	26,000	107,481
Fukuoka Financial Group, Inc.	18,000	76,588
GungHo Online Entertainment, Inc.†	50	54,446
Hajime Construction Co., Ltd.	6,100	339,504
Hamamatsu Photonics KK	1,200	43,376
Hankyu Hanshin Holdings, Inc.	19,000	108,238
Hino Motors, Ltd.	4,000	58,722
Hirose Electric Co., Ltd.	500	65,941
Hisamitsu Pharmaceutical Co., Inc.	1,200	60,980
Hitachi, Ltd.	442,000	2,838,818
Honda Motor Co., Ltd.	21,300	791,394
Hoya Corp.	6,200	128,088
IHI Corp.	19,000	72,031
Inpex Corp.	305	1,273,140
Isetan Mitsukoshi Holdings, Ltd.	5,300	70,378
Isuzu Motors, Ltd.	256,000	1,752,611
ITOCHU Corp.	20,600	237,820
J. Front Retailing Co., Ltd.	8,000	63,803
Japan Airlines Co., Ltd.	22,800	1,172,414
Japan Exchange Group, Inc.	13,900	1,404,295
Japan Real Estate Investment Corp.	9	100,454
Japan Retail Fund Investment Corp.	33	68,941
Japan Tobacco, Inc.	169,500	5,990,094
JFE Holdings, Inc.	7,100	155,845
JGC Corp.	3,000	107,985
Joyo Bank, Ltd.	15,000	82,123
JSR Corp.	2,800	56,632
JX Holdings, Inc.	32,100	155,678
Kajima Corp.	18,000	59,710
Kansai Electric Power Co., Inc.	9,600	131,543
Kansai Paint Co., Ltd.	74,000	944,586
Kao Corp.	7,100	241,606
Kawasaki Heavy Industries, Ltd.†	21,000	64,580
KDDI Corp.	62,024	3,226,899
Keikyu Corp.	9,000	77,314
Keio Corp.	11,000	75,640
Keyence Corp.	6,900	2,201,906
Kikkoman Corp.	3,000	49,909
Kintetsu Corp.	23,000	101,109
Kirin Holdings Co., Ltd.	12,000	188,022
Kobe Steel, Ltd.†	35,000	43,406
Komatsu, Ltd.	12,400	286,683
Konica Minolta, Inc.	8,500	64,191
Kubota Corp.	15,000	218,996
Kuraray Co., Ltd.	6,200	87,018
Kurita Water Industries, Ltd.	3,000	63,551
Kyocera Corp.	2,200	224,037
Kyushu Electric Power Co., Inc.†	6,200	93,519
Lawson, Inc.	1,000	76,326
LIXIL Group Corp.	3,700	90,168
Makita Corp.	1,800	97,278
Marubeni Corp.	24,000	160,436
Mazda Motor Corp.†	36,000	141,924
MEIJI Holdings Co., Ltd.	1,300	62,457
Miraca Holdings, Inc.	1,100	50,575
Mitsubishi Chemical Holdings Corp.	21,500	101,018
Mitsubishi Corp.	158,200	2,710,040
Mitsubishi Electric Corp.	26,000	243,537
Mitsubishi Estate Co., Ltd.	142,000	3,781,226
Mitsubishi Gas Chemical Co., Inc.	6,000	44,102
Mitsubishi Heavy Industries, Ltd.	41,000	227,778
Mitsubishi Materials Corp.	19,000	66,858
Mitsubishi Motors Corp.†	66,000	90,502
Mitsubishi Tanabe Pharma Corp.	4,300	55,712
Mitsubishi UFJ Financial Group, Inc.	166,400	1,026,788
Mitsubishi UFJ Lease & Finance Co., Ltd.	10,800	51,180
Mitsui & Co., Ltd.	23,200	291,462
Mitsui Fudosan Co., Ltd.	11,000	323,523
Mitsui OSK Lines, Ltd.†	15,000	58,530
Mizuho Financial Group, Inc.	299,100	621,240
MS&AD Insurance Group Holdings	7,300	185,628
Murata Manufacturing Co., Ltd.	23,100	1,758,469
Namco Bandai Holdings, Inc.	2,800	45,453
NEC Corp.	37,000	80,954
NGK Insulators, Ltd.	5,000	62,008
NGK Spark Plug Co., Ltd.	113,000	2,262,734
Nidec Corp.	1,400	97,681
Nikon Corp.	4,800	111,990
Nintendo Co., Ltd.	1,500	176,951
Nippon Building Fund, Inc.	10	115,749
Nippon Express Co., Ltd.	15,000	71,234
Nippon Steel & Sumitomo Metal Corp.	103,000	278,322
Nippon Telegraph & Telephone Corp.	5,800	300,585
Nippon Yusen KK	24,000	63,642
Nissan Motor Co., Ltd.	289,300	2,931,503
Nitori Holdings Co., Ltd.	550	44,364
Nitto Denko Corp.	2,300	147,953
NKSJ Holdings, Inc.	4,900	116,843
Nomura Holdings, Inc.	47,200	347,885
Nomura Real Estate Holdings, Inc.	2,100	46,455
Nomura Research Institute, Ltd.	1,700	55,364
NSK, Ltd.	174,000	1,664,912
NTT Data Corp.	23	81,629
NTT DOCOMO, Inc.	204	316,963
Obayashi Corp.	10,000	51,926
Odakyu Electric Railway Co., Ltd.	9,000	87,840
OJI Holdings Corp.	14,000	56,463
Olympus Corp.†	2,600	79,038
Omron Corp.	82,500	2,455,535
Ono Pharmaceutical Co., Ltd.	1,300	88,213
Oriental Land Co., Ltd.	700	108,268
ORIX Corp.	196,500	2,684,589
Osaka Gas Co., Ltd.	29,000	122,515
Otsuka Holdings Co., Ltd.	5,100	168,406
Panasonic Corp.†	30,300	243,488
Park24 Co., Ltd.	37,800	685,644
Rakuten, Inc.	398,900	4,717,783

4

Resona Holdings, Inc.	28,000	136,358
Ricoh Co., Ltd.	9,000	107,078
Rohm Co., Ltd.	1,500	60,496
Santen Pharmaceutical Co., Ltd.	1,200	51,664
SBI Holdings, Inc.	3,100	34,226
Secom Co., Ltd.	3,100	168,784
Sega Sammy Holdings, Inc.	2,700	67,595
Sekisui Chemical Co., Ltd.	7,000	74,319
Sekisui House, Ltd.	8,000	115,669
Seven & I Holdings Co., Ltd.	9,900	361,842
Seven Bank, Ltd.	607,003	2,203,278
Sharp Corp.†	13,000	52,430
Shikoku Electric Power Co., Inc.†	2,600	46,951
Shimano, Inc.	1,200	101,875
Shin-Etsu Chemical Co., Ltd.	30,600	2,030,127
Shinsei Bank, Ltd.	24,000	54,446
Shionogi & Co., Ltd.	4,800	100,182
Shiseido Co., Ltd.	6,000	89,353
Shizuoka Bank, Ltd.	9,000	97,005
SMC Corp.	800	160,678
Softbank Corp.	12,400	723,896
Sony Corp.	13,500	282,849
Stanley Electric Co., Ltd.	3,100	60,387
Sugi Pharmacy Co., Ltd.	68,300	2,596,199
Sumco Corp.	135,500	1,490,527
Sumitomo Chemical Co., Ltd.	21,000	66,062
Sumitomo Corp.	207,700	2,590,491
Sumitomo Electric Industries, Ltd.	11,100	132,734
Sumitomo Metal Mining Co., Ltd.	8,000	89,212
Sumitomo Mitsui Financial Group, Inc.	16,600	761,545
Sumitomo Mitsui Trust Holdings, Inc.	41,000	191,400
Sumitomo Realty & Development Co., Ltd.	5,000	199,385
Sumitomo Rubber Industries, Ltd.	2,900	47,427
Suzuki Motor Corp.	5,100	117,601
Sysmex Corp.	1,200	78,524
T&D Holdings, Inc.	8,900	119,708
Taiheiyo Cement Corp.	21,000	67,120
Taisei Corp.	16,000	57,915
Takashimaya Co., Ltd.	4,000	40,532
Takeda Pharmaceutical Co., Ltd.	10,400	469,772
TDK Corp.	1,900	65,613
Terumo Corp.	2,400	119,419
Tobu Railway Co., Ltd.	18,000	92,740
Tohoku Electric Power Co., Inc.†	6,200	77,453
Tokio Marine Holdings, Inc.	9,300	294,903
Tokyo Electric Power Co., Inc.†	18,900	97,759
Tokyo Electron, Ltd.	2,600	131,599
Tokyo Gas Co., Ltd.	34,000	187,860
Tokyo Tatemono Co., Ltd.	6,000	49,970
Tokyu Corp.	17,000	111,242
Tokyu Land Corp.	5,000	45,876
TonenGeneral Sekiyu KK	7,000	67,826
Toppan Printing Co., Ltd.	11,000	76,417
Toray Industries, Inc.	21,000	135,935
Toshiba Corp.	54,000	259,710
TOTO, Ltd.	6,000	61,041
Toyo Suisan Kaisha, Ltd.	2,000	66,546
Toyota Industries Corp.	2,600	106,433
Toyota Motor Corp.	103,000	6,220,710
Toyota Tsusho Corp.	3,300	85,079
Trend Micro, Inc.	2,100	66,697
Unicharm Corp.	1,700	96,159
United Urban Investment Corp.	38	51,379
USS Co., Ltd.	450	57,123
West Japan Railway Co.	2,700	114,610
Yahoo Japan Corp.	197	97,129
Yakult Honsha Co., Ltd.	1,300	53,872
Yamada Denki Co., Ltd.	27,210	1,104,257
Yamaha Motor Co., Ltd.	154,100	1,996,557
Yamato Holdings Co., Ltd.	5,900	124,389
Yaskawa Electric Corp.	4,000	48,679
		103,489,094
Jersey — 3.0%
Experian PLC	13,265	230,605
Glencore Xstrata PLC	388,590	1,608,477
Petrofac, Ltd.	98,939	1,802,765
Randgold Resources, Ltd.	1,334	82,882
Shire PLC	147,942	4,691,507
Wolseley PLC	3,669	169,252
WPP PLC	318,222	5,430,476
		14,015,964
Luxembourg — 0.8%
ArcelorMittal	13,901	155,140
Millicom International Cellular SA SDR	983	70,814
Samsonite International SA	1,267,800	3,063,231
SES SA FDR	4,360	124,854
Subsea 7 SA	4,170	73,112
Tenaris SA	6,319	126,749
		3,613,900
Marshall Islands — 0.3%
Ocean Rig UDW, Inc.†	81,251	1,521,831
Mauritius — 0.0%
Golden Agri-Resources, Ltd.	122,000	53,901
Mexico — 0.9%
Fibra Uno Administracion SA de CV	432,400	1,451,962
Macquarie Mexico Real Estate Management SA de CV	539,100	1,164,951
OHL Mexico SAB de CV†	687,900	1,635,146
		4,252,059
Netherlands — 4.9%
Aegon NV	337,508	2,257,651
Akzo Nobel NV	3,207	180,814
ASML Holding NV	4,037	318,543
DE Master Blenders 1753 NV†	7,261	116,251
Delta Lloyd NV	2,949	59,095
European Aeronautic Defence and Space Co. NV	7,487	400,197
Fugro NV CVA	972	52,696
Gemalto NV	990	89,637
Heineken Holding NV	45,964	2,578,930

5

Heineken NV	2,962	188,726
ING Groep NV CVA†	560,137	5,103,714
Koninklijke Ahold NV	113,364	1,687,351
Koninklijke DSM NV	2,092	136,316
Koninklijke KPN NV	445,254	925,565
Koninklijke Philips NV	12,450	339,425
Koninklijke Vopak NV	41,762	2,463,844
LyondellBasell Industries NV, Class A	45,510	3,015,492
QIAGEN NV†	4,094	80,440
Randstad Holding NV	1,956	80,200
Reed Elsevier NV	9,822	163,645
STMicroelectronics NV	8,469	76,295
Unilever NV CVA	61,705	2,430,029
Wolters Kluwer NV	5,073	107,336
Ziggo NV	2,338	93,580
		22,945,772
New Zealand — 0.0%
Fletcher Building, Ltd.	11,504	75,153
Telecom Corp. of New Zealand, Ltd.	25,660	44,742
		119,895
Norway — 2.0%
Algeta ASA†	41,011	1,560,948
DNB ASA	217,961	3,155,839
Gjensidige Forsikring ASA	2,841	41,789
Norsk Hydro ASA	18,113	72,281
Orkla ASA	12,729	104,274
Statoil ASA	14,444	297,947
Storebrand ASA†	320,387	1,545,406
Telenor ASA	125,710	2,491,704
Yara International ASA	2,652	105,742
		9,375,930
Portugal — 0.7%
EDP - Energias de Portugal SA	34,248	110,333
Galp Energia SGPS SA	196,142	2,904,130
Jeronimo Martins SGPS SA	4,028	84,885
		3,099,348
Singapore — 0.5%
Ascendas Real Estate Investment Trust	36,000	63,337
CapitaLand, Ltd.	38,000	92,339
CapitaMall Trust	42,000	66,106
City Developments, Ltd.	7,000	59,093
ComfortDelGro Corp., Ltd.	46,000	66,596
DBS Group Holdings, Ltd.	21,000	256,805
Global Logistic Properties, Ltd.	42,000	91,124
Jardine Cycle & Carriage, Ltd.	2,000	67,077
Keppel Corp., Ltd.	21,000	172,308
Oversea-Chinese Banking Corp., Ltd.	34,000	268,245
SembCorp Industries, Ltd.	19,000	74,201
Singapore Airlines, Ltd.	10,000	80,000
Singapore Exchange, Ltd.	19,000	105,381
Singapore Press Holdings, Ltd.	31,000	101,988
Singapore Technologies Engineering, Ltd.	24,000	79,337
Singapore Telecommunications, Ltd.	104,000	309,333
United Overseas Bank, Ltd.	17,000	266,367
Wilmar International, Ltd.	30,000	74,556
		2,294,193
South Korea — 1.2%
DGB Financial Group, Inc.	56,310	769,175
KT&G Corp.	17,046	1,107,493
Samsung Electronics Co., Ltd.	3,201	3,761,431
		5,638,099
Spain — 1.6%
Abertis Infraestructuras SA	5,106	89,059
ACS Actividades de Construccion y Servicios SA	2,207	58,460
Amadeus IT Holding SA, Class A	5,125	163,805
Banco Bilbao Vizcaya Argentaria SA	262,217	2,199,773
Banco de Sabadell SA	36,110	59,928
Banco Popular Espanol SA†	18,395	56,388
Banco Santander SA	140,598	897,112
Bankia SA†	58,653	45,349
CaixaBank	17,416	53,523
Distribuidora Internacional de Alimentacion SA	8,439	63,821
Enagas SA	2,871	70,948
Ferrovial SA	5,271	84,253
Gas Natural SDG SA	4,478	90,288
Grifols SA	1,812	66,512
Iberdrola SA	61,882	326,705
Inditex SA	2,827	348,989
International Consolidated Airlines Group SA†	15,589	62,619
Mediaset Espana Comunicacion SA†	170,094	1,481,185
Red Electrica Corp. SA	1,683	92,556
Repsol SA	11,400	240,537
Telefonica SA†	53,517	685,806
		7,237,616
Sweden — 3.5%
Alfa Laval AB	4,560	93,157
Assa Abloy AB, Class B	4,200	164,590
Atlas Copco AB, Class A	7,837	189,319
Atlas Copco AB, Class B	5,976	128,144
Electrolux AB, Series B	69,796	1,763,088
Elekta AB, Series B	103,501	1,574,254
Getinge AB, Class B	3,170	96,337
Hennes & Mauritz AB, Class B	12,152	399,383
Hexagon AB, Class B	91,689	2,451,475
Investment AB Kinnevik, Class B	3,040	77,925
Investor AB, Class B	5,918	159,111
Lundin Petroleum AB†	2,771	54,956
Meda AB, Series A	273,577	3,100,439
Nordea Bank AB	33,535	375,050
Sandvik AB	13,975	167,131
Scania AB, Class B	4,466	89,439
Skandinaviska Enskilda Banken AB, Class A	20,335	194,371
Skanska AB, Class B	5,881	97,606
SKF AB, Class B	5,609	131,399
Svenska Cellulosa AB, Class B	7,650	191,989
Svenska Handelsbanken AB, Class A	6,425	257,916
Swedbank AB, Class A	11,755	269,593

6

Swedish Match AB	3,049	108,255
Tele2 AB, Series B	5,461	64,129
Telefonaktiebolaget LM Ericsson, Class B	341,492	3,867,571
TeliaSonera AB	30,547	199,195
Volvo AB, Class B	19,394	259,701
		16,525,523
Switzerland — 6.6%
ABB, Ltd.	81,004	1,758,924
Actelion, Ltd.	1,578	95,059
Adecco SA	2,073	118,184
Aryzta AG	1,619	91,016
Baloise Holding AG	981	95,394
Cie Financiere Richemont SA, Class A	38,909	3,441,689
Coca-Cola HBC AG	3,196	74,810
Credit Suisse Group AG	19,849	526,407
Geberit AG	540	133,950
Givaudan SA	110	141,962
Holcim, Ltd.	3,063	213,539
Julius Baer Group, Ltd.	3,292	128,571
Kuehne & Nagel International AG	24,292	2,666,964
Lindt & Spruengli AG	2	87,153
Lindt & Spruengli AG (Participation Certificate)	12	45,075
Lonza Group AG	755	56,872
Nestle SA	41,305	2,709,062
Novartis AG	39,409	2,799,581
Novartis AG ADR	30,400	2,149,584
Partners Group Holding AG	278	75,272
Roche Holding AG	29,585	7,360,621
Schindler Holding AG	838	116,755
SGS SA	79	169,701
Sika AG	37	95,815
Sonova Holding AG	801	84,972
Sulzer AG	456	72,946
Swatch Group AG(SIX)	782	73,684
Swatch Group AG (ESE)	359	196,499
Swiss Life Holding AG	538	87,488
Swiss Prime Site AG	1,048	77,056
Swiss Re AG	22,635	1,684,655
Swisscom AG	309	135,305
Syngenta AG	4,385	1,715,839
Transocean, Ltd.	4,816	231,788
UBS AG	47,655	811,278
Zurich Insurance Group AG	1,902	493,346
		30,816,816
Taiwan — 1.6%
Siliconware Precision Industries Co. ADR	417,900	2,620,233
Taiwan Semiconductor Manufacturing Co., Ltd.	1,297,000	4,803,543
		7,423,776
Thailand — 0.6%
Bangkok Bank PCL NVDR	176,200	1,181,673
Bangkok Bank PCL	268,200	1,764,076
		2,945,749
Turkey — 0.2%
Turkiye Halk Bankasi AS	88,170	747,436
United Kingdom — 14.9%
3i Group PLC	14,325	73,555
Aberdeen Asset Management PLC	12,678	73,814
Admiral Group PLC	2,541	51,285
Aggreko PLC	3,934	98,248
AMEC PLC	4,601	70,329
Anglo American PLC	18,416	354,604
Antofagasta PLC	6,086	73,589
ARM Holdings PLC	212,915	2,574,472
Associated British Foods PLC	4,148	109,459
AstraZeneca PLC	15,787	747,950
Aviva PLC	41,922	216,533
Babcock International Group PLC	4,945	82,958
BAE Systems PLC	42,147	245,516
Barclays PLC	793,501	3,360,543
Berkeley Group Holdings PLC	55,711	1,805,673
BG Group PLC	44,285	753,368
BHP Billiton PLC	27,435	701,852
BP PLC	542,871	3,758,905
British American Tobacco PLC	24,496	1,254,636
British Land Co. PLC	12,785	110,158
British Sky Broadcasting Group PLC	13,435	161,837
BT Group PLC	102,870	483,775
Bunzl PLC	4,613	89,807
Burberry Group PLC	6,087	125,076
Capita PLC	9,303	136,683
Carnival PLC	2,709	94,354
Centrica PLC	64,448	353,076
Cobham PLC	15,784	62,921
Compass Group PLC	23,416	299,162
Croda International PLC	1,750	65,929
Diageo PLC	31,723	907,083
Direct Line Insurance Group PLC	14,577	51,658
G4S PLC	21,522	75,419
Genel Genergy PLC†	80,619	1,125,015
GKN PLC	24,079	110,345
GlaxoSmithKline PLC	62,584	1,568,684
Hammerson PLC	9,996	74,086
Hargreaves Lansdown PLC	3,299	44,556
HSBC Holdings PLC	416,524	4,320,552
HSBC Holdings PLC ADR	7,100	368,490
IMI PLC	4,438	83,700
Imperial Tobacco Group PLC	56,455	1,957,727
Inmarsat PLC	7,040	72,115
InterContinental Hotels Group PLC	3,981	109,473
Intertek Group PLC	2,095	93,138
Intu Properties PLC	11,230	53,393
Invensys PLC	8,837	55,456
Investec PLC	10,396	65,413
ITV PLC	50,135	106,830
J Sainsbury PLC	15,549	84,026
Johnson Matthey PLC	3,024	120,871
Kingfisher PLC	32,980	172,052
Land Securities Group PLC	10,420	140,099

7

Legal & General Group PLC	79,996	208,542
Lloyds Banking Group PLC†	1,772,023	1,702,262
London Stock Exchange Group PLC	2,939	59,765
Marks & Spencer Group PLC	22,777	149,206
Meggitt PLC	10,954	86,218
Melrose Industries PLC	20,177	76,506
National Grid PLC	144,911	1,644,201
Next PLC	2,037	141,215
Old Mutual PLC	64,244	176,565
Pearson PLC	10,934	194,738
Persimmon PLC	4,301	77,256
Prudential PLC	347,124	5,675,549
Reckitt Benckiser Group PLC	42,201	2,983,346
Reed Elsevier PLC	15,552	176,694
Rexam PLC	12,191	88,538
Rio Tinto PLC	59,750	2,438,223
Rio Tinto PLC ADR	57,800	2,374,424
Rolls-Royce Holdings PLC	23,888	412,010
Royal Bank of Scotland Group PLC†	28,632	119,103
Royal Dutch Shell PLC, Class A	49,391	1,577,546
Royal Dutch Shell PLC, Class B	32,563	1,077,701
RSA Insurance Group PLC	53,970	97,682
SABMiller PLC	70,531	3,381,816
Sage Group PLC	16,164	83,637
Schroders PLC	1,733	57,540
Segro PLC	12,701	53,935
Serco Group PLC	8,659	81,192
Severn Trent PLC	3,108	78,659
Smith & Nephew PLC	13,310	148,792
Smiths Group PLC	5,972	118,807
SSE PLC	12,299	284,895
Standard Chartered PLC	102,272	2,219,706
Standard Life PLC	31,927	167,870
Tate & Lyle PLC	182,569	2,289,457
Tesco PLC	102,834	518,327
Travis Perkins PLC	3,530	78,172
Tullow Oil PLC	103,332	1,573,199
Unilever PLC	72,344	2,929,040
United Utilities Group PLC	9,906	103,055
Vodafone Group PLC	630,410	1,801,147
Weir Group PLC	57,230	1,872,315
Whitbread PLC	2,692	125,125
William Hill PLC	12,247	82,127
WM Morrison Supermarkets PLC	28,546	113,666
		69,850,017
Total Common Stock (cost $414,534,162)		435,138,523
PREFERRED STOCK — 0.4%
Brazil — 0.2%
Cia de Gas de Sao Paulo	48,800	1,060,047
Germany — 0.2%
Fuchs Petrolub AG	469	37,331
Henkel AG & Co. KGaA	2,063	194,013
Porsche Automobil Holding SE	2,094	162,122
ProSiebenSat.1 Media AG†	1,575	67,694
Volkswagen AG	1,847	373,965
		835,125
Total Preferred Stock (cost $1,834,916)		1,895,172
EXCHANGE-TRADED FUNDS — 1.3%
United States — 1.3%
iShares MSCI EAFE Index Fund	58,061	3,331,540
WisdomTree India Earnings Fund	179,261	2,896,858
Total Exchange Traded-Funds (cost $6,373,350)		6,228,398
RIGHTS† — 0.0%
Australia — 0.0%
ASX Ltd Expires 07/15/2013 (strike price 30 AUD)	275	782
France — 0.0%
Groupe Fnac Expires 07/11/2013	1,007	2,626
Hong Kong — 0.0%
New Hotel Expires 06/11/2013(3)(4)	625	0
Spain — 0.0%
Repsol SA Expires 07/10/2013	11,400	6,351
Total Rights (cost $10,139)		9,759
Total Long-Term Investment Securities (cost $422,752,567)		443,271,852

SHORT-TERM INVESTMENT SECURITIES — 0.8%
Time Deposits — 0.7%
Euro Time Deposit with State Street Bank & Trust Co. 0.01% due 07/01/2013	$3,602,000	3,602,000
U.S. Government Treasuries — 0.1%
United States Treasury Bills 0.02% due 08/22/2013(2)	43,000	42,998
0.03% due 08/22/2013(2)	70,000	69,997
0.04% due 08/22/2013(2)	215,000	214,989
		327,984
Total Short-Term Investment Securities (cost $3,929,984)		3,929,984
REPURCHASE AGREEMENTS — 4.6%
Agreement with State Street Bank & Trust Co., bearing interest at 0.01%, dated 06/28/2013, to be repurchased 07/01/2013 in the amount $12,113,010 collateralized by $13,240,000 of Federal Home Loan Mtg. Corp. Notes, bearing interest at 1.96% due 11/07/2022 and having an approximate value of $12,358,971	12,113,000	12,113,000

8

Agreement with State Street Bank & Trust Co., bearing interest at 0.01%, dated 06/28/2013, to be repurchased 07/01/2013 in the amount $5,604,005 collateralized by $5,810,000 of United States Treasury Notes, bearing interest at 0.63% due 05/31/2017 and having an approximate value of $5,717,458	5,604,000	5,604,000
Agreement with State Street Bank & Trust Co., bearing interest at 0.01%, dated 06/28/2013, to be repurchased 07/01/2013 in the amount $3,602,003 collateralized by $3,920,000 of Federal Home Loan Mtg. Corp. Notes, bearing interest at 2.00% due 01/30/2023 and having an approximate value of $3,676,301	3,602,000	3,602,000
Total Repurchase Agreements (cost $21,319,000)		21,319,000
TOTAL INVESTMENTS (cost $448,001,551)(1)	100.0%	468,520,836
Liabilities in excess of other assets	0.0	(172,874)
NET ASSETS	100.0%	$468,347,962

†	Non-income producing security
(1)	See Note 4 for cost of investments on a tax basis.
(2)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(3)	Illiquid security. At June 30, 2013 the aggregate value of these securities was $0 representing 0.0% of net assets.
(4)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 1.
ADR	— American Depository Receipt
CDI	— Chess Depositary Interest
CVA	— Certification Van Aandelen (Dutch Cert.)
ESE	— Equiduct Stock Exhange
FDR	— Fiduciary Depository Receipt
ISE	— Irish Stock Exchange
LSE	— London Stock Exchange
NVDR	— Non-Voting Depository Receipt
RSP	— Risparmio Shares - Savings Shares or the Italian Stock Exchange
SDR	— Swedish Depository Receipt
SIX	— Swiss Stock Exhange

Open Futures Contracts
						Unrealized
Number of			Expiration	Value at	Value as of	Appreciation
Contracts	Type	Description	Month	Trade Date	June 30, 2013	(Depreciation)
76	Long	MSCI E-Mini Index	September 2013	$6,417,352	$6,230,860	$(186,492)

Open Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized Depreciation
Credit Suisse AG	JPY	396,000,000	USD	3,862,812	07/03/2013	$—	$(128,133)
	JPY	396,000,000	USD	4,029,960	08/08/2013	38,457	—
	USD	4,030,534	JPY	396,000,000	07/03/2013	—	(39,590)
						38,457	(167,723)
HSBC Bank USA, N.A.	JPY	550,000,000	USD	5,542,399	07/18/2013	—	(892)
	JPY	550,000,000	USD	5,604,296	08/15/2013	60,366	—
	USD	5,603,668	JPY	550,000,000	07/18/2013	—	(60,377)
						60,366	(61,269)
JPMorgan Chase Bank	JPY	300,000,000	USD	3,071,112	08/02/2013	47,328	—

Royal Bank of Canada	JPY	430,000,000	USD	4,528,413	07/25/2013	194,454	—
	JPY	430,000,000	USD	4,343,127	08/22/2013	8,644	—
	USD	4,342,996	JPY	430,000,000	07/25/2013	—	(9,036)
						203,098	(9,036)
Net Unrealized Appreciation (Depreciation)						$349,249	$(238,028)

JPY — Japanese Yen

USD — United States Dollar

9

Industry Allocation*

Banks-Commercial	7.1%
Medical-Drugs	5.8
Diversified Banking Institutions	4.7
Repurchase Agreements	4.6
Auto-Cars/Light Trucks	4.3
Insurance-Life/Health	3.9
Oil Companies-Integrated	3.3
Food-Misc./Diversified	2.8
Insurance-Multi-line	2.3
Tobacco	2.2
Telephone-Integrated	1.9
Chemicals-Diversified	1.8
Electronic Components-Semiconductors	1.7
Brewery	1.7
Semiconductor Components-Integrated Circuits	1.6
Import/Export	1.5
Transport-Rail	1.4
Metal-Diversified	1.4
Exchange-Traded Funds	1.3
Oil Companies-Exploration & Production	1.3
Transport-Services	1.2
Advertising Agencies	1.2
Electronic Components-Misc.	1.2
Real Estate Operations & Development	1.2
Electric-Integrated	1.1
Telecom Services	1.0
Industrial Automated/Robotic	1.0
E-Commerce/Products	1.0
Retail-Jewelry	1.0
Real Estate Management/Services	0.9
Agricultural Chemicals	0.9
Beverages-Wine/Spirits	0.9
Wireless Equipment	0.9
Finance-Other Services	0.9
Gas-Distribution	0.9
Diversified Manufacturing Operations	0.8
Food-Retail	0.8
Airlines	0.8
Diversified Minerals	0.8
Soap & Cleaning Preparation	0.8
Real Estate Investment Trusts	0.7
Time Deposits	0.7
Transport-Marine	0.7
Electric Products-Misc.	0.7
Medical-Wholesale Drug Distribution	0.7
Consumer Products-Misc.	0.7
Steel-Producers	0.7
Machinery-General Industrial	0.6
Auto/Truck Parts & Equipment-Original	0.6
Casino Hotels	0.6
Power Converter/Supply Equipment	0.6
Finance-Leasing Companies	0.6
Retail-Drug Store	0.6
Medical Products	0.5
Building-Residential/Commercial	0.5
Retail-Major Department Stores	0.5
Insurance-Reinsurance	0.5
Electronic Measurement Instruments	0.5
Cellular Telecom	0.5
Oil & Gas Drilling	0.5
Oil-Field Services	0.4
Engineering/R&D Services	0.4
Recreational Vehicles	0.4
Metal Processors & Fabrication	0.4
Public Thoroughfares	0.4
Steel Pipe & Tube	0.4
Machinery-Pumps	0.4
Appliances	0.4
E-Commerce/Services	0.4
Therapeutics	0.4
Medical Instruments	0.3
Computer Services	0.3
Television	0.3
Investment Management/Advisor Services	0.3
Insurance-Property/Casualty	0.3
Commercial Services	0.3
Retail-Apparel/Shoe	0.3
Retail-Consumer Electronics	0.3
Finance-Investment Banker/Broker	0.3
Internet Content-Entertainment	0.2
Applications Software	0.2
Cosmetics & Toiletries	0.2
Diversified Financial Services	0.2
Coatings/Paint	0.2
Diversified Operations	0.2
Enterprise Software/Service	0.2
Industrial Gases	0.2
Building Products-Cement	0.2
Aerospace/Defense	0.2
Rubber-Tires	0.2
Audio/Video Products	0.2
Auto-Heavy Duty Trucks	0.2
Building & Construction Products-Misc.	0.1
Machinery-Construction & Mining	0.1
Aerospace/Defense-Equipment	0.1
Office Automation & Equipment	0.1
Textile-Apparel	0.1
Building-Heavy Construction	0.1
Semiconductor Equipment	0.1
Retail-Misc./Diversified	0.1
Medical-Generic Drugs	0.1
Paper & Related Products	0.1
Diversified Operations/Commercial Services	0.1
Optical Supplies	0.1
Medical-Biomedical/Gene	0.1
U.S. Government Treasuries	0.1
Food-Catering	0.1
Athletic Footwear	0.1
Publishing-Periodicals	0.1
Machinery-Electrical	0.1
Advertising Services	0.1
Retail-Building Products	0.1
Security Services	0.1
Commercial Services-Finance	0.1
Toys	0.1
Machinery-Farming	0.1
Dialysis Centers	0.1
Multimedia	0.1
Transactional Software	0.1
Containers-Paper/Plastic	0.1
100.0%

* Calculated as a percentage of net assets

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2013 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs	Level 3-Significant Unobservable Inputs	Total
Assets:
Long-Term Investment Securities:
Common Stock
Australia	$11,661,648	$—	$0	$11,661,648
Austria	392,954	—	0	392,954
France	34,432,559	—	—	34,432,559
Germany	26,392,916	—	—	26,392,916
Japan	103,489,094	—	—	103,489,094
Switzerland	30,816,816	—	—	30,816,816
United Kingdom	69,850,017	—	—	69,850,017
Other Countries*	158,102,519	—	—	158,102,519
Preferred Stock	1,895,172	—	—	1,895,172
Exchange-Traded Funds	6,228,398	—	—	6,228,398
Rights
Hong Kong	—	—	0	0
Other Countries*	9,759	—	—	9,759
Short-Term Investment Securities:
Time Deposits	—	3,602,000	—	3,602,000
U.S. Government Treasuries	—	327,984	—	327,984
Repurchase Agreements	—	21,319,000	—	21,319,000
Other Financial Instruments:+
Open Forward Currency Contracts - Appreciation	—	349,249	––	349,249
Total	$443,271,852	$25,598,233	$0	$468,870,085
Liabilities:
Other Financial Instruments:+
Open Futures Contracts - Depreciation	$186,492	$—	$—	186,492
Open Forward Currency Contracts - Depreciation	—	238,028	—	238,028
Total	$186,492	$238,028	$—	$424,520

* Sum of all other countries each of which individually has an aggregate market value of less than 5% of net assets.  For a detailed presentation of securities by country classification, please refer to the Portfolio of Investments.

+ Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards, swaps and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities and other financial instruments were not considered a material portion of the Portfolio.

See Notes to Portfolio of Investments

10

SEASONS SERIES TRUST

DIVERSIFIED FIXED INCOME PORTFOLIO

Portfolio of Investments — June 30, 2013
(unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
ASSET BACKED SECURITIES — 3.1%
Diversified Financial Services — 3.1%
Ally Master Owner Trust FRS Series 2013-2, Class A 0.64% due 04/15/2018	$950,000	$945,204
AmeriCredit Automobile Receivables Trust Series 2012-4, Class B 1.31% due 11/08/2017	300,000	299,424
AmeriCredit Automobile Receivables Trust Series 2012-3, Class B 1.59% due 07/10/2017	139,000	139,805
ARI Fleet Lease Trust FRS Series 2012-B, Class A 0.49% due 01/15/2021*	309,958	309,377
Banc of America Funding Trust FRS Series 2006-A, Class 1A1 2.69% due 02/20/2036(1)	693,705	682,261
Banc of America Funding Trust Series 2005-8, Class 1A1 5.50% due 01/25/2036(1)	466,166	457,008
Banc of America Funding Trust Series 2006-2, Class 2A22 6.00% due 03/25/2036(1)	190,760	185,238
Banc of America Merrill Lynch Commercial Mtg., Inc. VRS Series 2005-1, Class A5 5.21% due 11/10/2042(2)	170,210	179,511
BB-UBS Trust Series 2012-SHOW, Class A 3.43% due 11/05/2036*(2)	100,000	93,648
Bear Stearns ALT-A Trust FRS Series 2005-1, Class A1 0.75% due 01/25/2035(1)	584,286	563,166
Bear Stearns Commercial Mtg. Securities, Inc. Series 2005-PWR8, Class A4 4.67% due 06/11/2041(2)	40,000	42,089
Bear Stearns Commercial Mtg. Securities, Inc. VRS Series 2005-T18, Class A4 4.93% due 02/13/2042(2)	293,425	309,126
Bear Stearns Commercial Mtg. Securities, Inc., VRS Series 2005-T20, Class A4A 5.14% due 10/12/2042(2)	35,000	37,737
Bear Stearns Commercial Mtg. Securities, Inc. VRS Series 2007-T26, Class A4 5.47% due 01/12/2045(2)	28,017	31,407
Bear Stearns Commercial Mtg. Securities, Inc. Series 2006-T24, Class A4 5.54% due 10/12/2041(2)	300,000	333,117
Bear Stearns Commercial Mtg. Securities, Inc. VRS Series 2006-T22, Class A4 5.58% due 04/12/2038(2)	120,001	131,523
Cabela’s Master Credit Card Trust Series 2013-1A, Class A 2.71% due 02/17/2026*	400,000	373,975
Capital Auto Receivables Asset Trust Series 2013-2, Class A3 1.24% due 10/20/2017	348,000	347,939
Capital One Multi-Asset Execution Trust Series 2005-B1, Class B1 4.90% due 12/15/2017	128,000	135,777
Carrington Mtg. Loan Trust FRS Series 2007-RFC1, Class A1 0.24% due 12/25/2036	312,601	300,686
Chase Issuance Trust Series 2012-A4, Class A4 1.58% due 08/16/2021	106,000	101,500
Citigroup Commercial Mtg. Trust VRS Series 2007-C6, Class A4 5.70% due 12/10/2049(2)	1,000,000	1,132,128
Citigroup/Deutsche Bank Commercial Mtg. Trust VRS Series 2005-CD1, Class A4 5.22% due 07/15/2044(2)	75,000	80,565
Citigroup/Deutsche Bank Commercial Mtg. Trust
Series 2006-CD2, Class A4
5.30% due 01/15/2046(2)	50,000	54,042
CKE Restaurant Holdings, Inc. Series 2013-1A, Class A2 4.47% due 03/20/2043*	249,063	248,889
CLI Funding V LLC Series 2013-1A, Class Note 2.83% due 03/18/2028*	168,675	163,292
CNH Equipment Trust Series 2012-D, Class A2 0.45% due 04/15/2016	320,000	319,624
Commercial Mtg. Loan Trust VRS Series 2008-LS1, Class A4B 6.01% due 12/10/2049(2)	230,000	260,266
Commercial Mtg. Pass Through Certs. Series 2012-CR5, Class A4 2.77% due 12/10/2045(2)	45,000	41,405
Commercial Mtg. Pass Through Certs. VRS Series 2006-C7, Class A4 5.75% due 06/10/2046(2)	150,025	164,903
Commercial Mtg. Trust Series 2012-CR4, Class A3 2.85% due 10/15/2045(2)	135,000	124,752
Commercial Mtg. Trust VRS Series 2007-C9, Class A4 5.80% due 12/10/2049(2)	1,500,000	1,700,727
Countrywide Alternative Loan Trust Series 2004-24CB, Class 1A1 6.00% due 11/25/2034(1)	155,993	156,408

1

Countrywide Asset-Backed Certs. FRS Series 2004-6, Class 1A2 0.56% due 12/25/2034	225,543	217,685
Countrywide Home Loan Mtg. Pass Through Trust Series 2005-6, Class 1A11 5.25% due 02/25/2026(1)	100,000	99,584
Countrywide Home Loan Mtg. Pass Through Trust Series 2005-12, Class 2A4 5.50% due 05/25/2035(1)	15,847	15,669
CSFB Mtg. Securities Corp. Series 2005-C2, Class A4 4.83% due 04/15/2037(2)	127,000	133,386
CW Capital Cobalt, Ltd., Series 2006-C1, Class A4 5.22% due 08/15/2048(2)	91,000	98,620
Entergy Arkansas Restoration Funding LLC Series 2010-A, Class A1 2.30% due 08/01/2021	422,756	433,635
Fairway Outdoor Funding LLC Series 2012-1A, Class A2 4.21% due 10/15/2042*	294,940	294,781
First Horizon Mtg. Pass-Through Trust Series 2006-2, Class 1A3 6.00% due 08/25/2036(1)	285,961	287,505
Ford Credit Floorplan Master Owner Trust Series 2013-1, Class C 1.37% due 01/15/2018	226,000	225,168
GMAC Commercial Mtg. Securities, Inc. VRS Series 2006-C1, Class A4 5.24% due 11/10/2045(2)	75,000	80,175
Greenwich Capital Commercial Funding Corp. Series 2007-GG9, Class A4 5.44% due 03/10/2039(2)	200,000	221,066
GS Mtg. Securities Corp. II Series 2012-GCJ9, Class A2 1.76% due 11/10/2045(2)	208,000	206,300
GS Mtg. Securities Corp. II Series 2012-GCJ9, Class A3 2.77% due 11/10/2045(2)	170,000	157,167
GS Mtg. Securities Corp. II Series 2012-GCJ7, Class A4 3.38% due 05/10/2045(2)	325,000	320,325
GSR Mtg. Loan Trust Series 2005-7F, Class 3A6 6.00% due 09/25/2035(1)	296,845	290,364
HLSS Servicer Advance Receivables Backed Notes Series 2013-T1, Class B2 1.74% due 01/16/2046*	128,000	126,630
Huntington Auto Trust Series 2012-2, Class B 1.07% due 02/15/2018	70,000	69,126
Impac Secured Assets CMN Owner Trust FRS Series 2004-4, Class 2A2 0.55% due 02/25/2035(1)	12,508	11,496
Irvine Core Office Trust Series 2013-IRV, Class A1 2.07% due 05/15/2048*(2)	496,542	480,626
JP Morgan Chase Commercial Mtg. Securities Corp. Series 2013-C10, Class A5 3.14% due 12/15/2047(2)	750,000	708,124
JP Morgan Chase Commercial Mtg. Securities Corp. VRS Series 2005-CB13, Class A4 5.29% due 01/12/2043(2)	350,000	378,186
JP Morgan Chase Commercial Mtg. Securities Corp. VRS Series 2005-CB11, Class A4 5.34% due 08/12/2037(2)	193,103	204,118
JP Morgan Chase Commercial Mtg. Securities Trust Series 2012-C8, Class A3 2.83% due 10/15/2045(2)	200,000	186,791
JP Morgan Chase Commercial Mtg. Securities Trust Series 2012-LC9, Class A5 2.84% due 12/15/2047(2)	230,000	213,287
JP Morgan Chase Commercial Mtg. Securities Trust Series 2012-WLDN, Class A 3.91% due 05/05/2030*(2)	100,000	99,974
JP Morgan Chase Commercial Mtg. Securities Trust Series 2006-LDP8, Class A4 5.40% due 05/15/2045(2)	60,000	65,905
LB-UBS Commercial Mtg. Trust
Series 2005-C5, Class A4
4.95% due 09/15/2030(2)	120,000	127,587
LB-UBS Commercial Mtg. Trust Series 2007-C2, Class A3 5.43% due 02/15/2040(2)	250,000	274,219
LB-UBS Commercial Mtg. Trust VRS Series 2008-C1, Class A2 6.15% due 04/15/2041(2)	100,000	116,387
Merrill Lynch Mtg. Trust VRS Series 2005-MCP1, Class A4 4.75% due 06/12/2043(2)	40,000	42,110
Merrill Lynch Mtg. Trust VRS Series 2003-KEY1, Class A4 5.24% due 11/12/2035(2)	300,702	302,660
ML-CFC Commercial Mtg. Trust VRS Series 2007-7, Class A4 5.74% due 06/12/2050(2)	150,000	167,606
Morgan Stanley Bank of America Merrill Lynch Trust Series 2012-C6, Class A2 1.87% due 11/15/2045(2)	1,000,000	999,098

2

Morgan Stanley Bank of America Merrill Lynch Trust Series 2012-C5, Class A2 1.97% due 08/15/2045(2)	150,440	151,342
Morgan Stanley Capital I Trust VRS Series 2006-T21, Class A4 5.16% due 10/12/2052(2)	50,000	54,029
Morgan Stanley Capital I Trust VRS Series 2007-T27, Class A4 5.65% due 06/11/2042(2)	300,000	339,181
MortgageIT Trust FRS Series 2004-2, Class A1 0.56% due 12/25/2034(1)	353,416	344,485
MortgageIT Trust FRS Series 2004-1, Class A2 1.09% due 11/25/2034(1)	66,293	56,356
Nationstar Mtg. Advance Receivable Trust Series 2013-T2A, Class A2 1.68% due 06/20/2046*	135,000	134,855
New Century Home Equity Loan Trust VRS Series 2004-A, Class AII9 4.89% due 08/25/2034	83,620	86,198
OBP Depositor LLC Trust, Series 2010-OBP, Class A 4.65% due 07/15/2045*(2)	100,000	108,436
RFMSI Trust Series 2006-S1, Class 1A3 5.75% due 01/25/2036(1)	247,890	249,908
Sequoia Mtg. Trust VRS Series 2013-6, Class A2 3.00% due 05/25/2043(1)	242,710	228,673
Sierra Receivables Funding Co., LLC Series 2012-2A, Class A 2.38% due 03/20/2029*	57,510	57,959
Structured Asset Securities Corp. Pass Through Certs. Series 2003-33H, Class 1A1 5.50% due 10/25/2033(1)	411,744	421,996
Structured Asset Securities Corp. Series 2004-5H, Class A4 5.54% due 12/25/2033(1)	175,398	180,424
TAL Advantage V, LLC Series 2013-1A, Class A 2.83% due 02/22/2038*	180,767	173,429
UBS-Barclays Commercial Mtg. Trust Series 2012-C2, Class A2 2.11% due 05/10/2063(2)	670,851	676,905
UBS-Barclays Commercial Mtg. Trust Series 2013-C5, Class A4 3.18% due 03/10/2046(2)	150,000	144,154
Wachovia Bank Commercial Mtg. Trust VRS Series 2005-C21, Class A4 5.24% due 10/15/2044(2)	13,033	14,012
Wachovia Bank Commercial Mtg. Trust VRS Series 2006-C26, Class AM 5.97% due 06/15/2045(2)	100,000	109,605
Wells Fargo Commercial Mtg. Trust Series 2012-LC5, Class A3 2.92% due 10/15/2045(2)	300,000	280,989
Wells Fargo Mtg. Backed Securities Trust Series 2006-6, Class 1A2 5.75% due 05/25/2036(1)	229,030	226,521
Wells Fargo Mtg. Backed Securities Trust Series 2007-14, Class 1A1 6.00% due 10/25/2037(1)	687,466	673,710
Wells Fargo Mtg. Backed Securities Trust Series 2007-15, Class A1 6.00% due 11/25/2037(1)	165,724	161,752
WF-RBS Commercial Mtg. Trust VRS Series 2011-C2, Class XA 1.13% due 02/15/2044*(2)(3)	1,015,961	44,047
WF-RBS Commercial Mtg. Trust Series 2012-C10, Class A3 2.88% due 12/15/2045(2)	115,000	106,337
WF-RBS Commercial Mtg. Trust Series 2013-C11, Class A5 3.07% due 03/15/2045(2)	200,000	187,709
WF-RBS Commercial Mtg. Trust Series 2013-C14, Class A5 3.34% due 06/15/2046(2)	50,000	47,669
		23,362,560
Total Asset Backed Securities (cost $23,730,400)		23,362,560
U.S. CORPORATE BONDS & NOTES — 26.5%
Advanced Materials — 0.0%
Iracore International Holdings, Inc. Senior Sec. Notes 9.50% due 06/01/2018*	75,000	76,031
Advertising Services — 0.0%
Visant Corp. Company Guar. Notes 10.00% due 10/01/2017	40,000	36,900
Aerospace/Defense — 0.1%
Boeing Co. Senior Notes 0.95% due 05/15/2018	320,000	306,181
Lockheed Martin Corp. Senior Notes 4.07% due 12/15/2042	223,000	194,705
Raytheon Co. Senior Notes 2.50% due 12/15/2022	212,000	194,932
		695,818
Aerospace/Defense-Equipment — 0.2%
Erickson Air-Crane, Inc. Sec. Notes 8.25% due 05/01/2020*	225,000	218,813
Exelis, Inc. Company Guar. Notes 5.55% due 10/01/2021	187,000	189,970

3

Sequa Corp. Company Guar. Notes 7.00% due 12/15/2017*	55,000	54,450
United Technologies Corp. Senior Notes 4.50% due 06/01/2042	160,000	157,776
United Technologies Corp. Senior Notes 6.13% due 07/15/2038	636,000	775,292
		1,396,301
Agricultural Chemicals — 0.0%
CF Industries, Inc. Company Guar. Notes 3.45% due 06/01/2023	145,000	139,347
Agricultural Operations — 0.1%
Bunge, Ltd. Finance Corp. Company Guar. Notes 5.35% due 04/15/2014	77,000	79,377
Cargill, Inc. Senior Notes 4.10% due 11/01/2042*	275,000	244,976
Cargill, Inc. Senior Notes 4.31% due 05/14/2021*	414,000	436,540
		760,893
Airlines — 0.1%
Atlas Air, Inc. Pass Through Certs. Series 1999-1, Class B 7.63% due 07/02/2016	50,291	50,794
Continental Airlines Pass Through Certs. Series 2012-2, Class A 4.00% due 04/29/2026	280,000	279,300
Continental Airlines Pass Through Certs. Series 2012-3, Class C 6.13% due 04/29/2018	135,000	136,350
Continental Airlines, Inc. Pass Through Certs. Series 2009-2, Class A 7.25% due 05/10/2021	212,840	249,022
Southwest Airlines Co. Pass Through Certs. Series 2007-1, Class A 6.15% due 02/01/2024	110,386	130,256
		845,722
Alternative Waste Technology — 0.0%
ADS Waste Holdings, Inc. Senior Notes 8.25% due 10/01/2020*	134,000	136,680
Athletic Footwear — 0.0%
NIKE, Inc. Senior Notes 3.63% due 05/01/2043	260,000	229,966
Auction House/Art Dealers — 0.0%
Sotheby’s Company Guar. Notes 5.25% due 10/01/2022*	128,000	124,160
Auto-Cars/Light Trucks — 0.2%
Chrysler Group LLC/CG Co-Issuer, Inc. Sec. Notes 8.25% due 06/15/2021	90,000	99,337
Daimler Finance North America LLC Company Guar. Notes 1.25% due 01/11/2016*	175,000	173,860
Daimler Finance North America LLC Company Guar. Notes 1.65% due 04/10/2015*	500,000	504,257
Daimler Finance North America LLC Company Guar. Notes 1.88% due 01/11/2018*	257,000	250,789
Daimler Finance North America LLC Company Guar. Notes 8.50% due 01/18/2031	200,000	282,977
		1,311,220
Auto/Truck Parts & Equipment-Original — 0.0%
Affinia Group, Inc.
Company Guar. Notes
7.75% due 05/01/2021*	225,000	226,687
Banks-Commercial — 0.7%
BB&T Corp. Sub. Notes 4.90% due 06/30/2017	250,000	272,732
Capital One NA Senior Notes 1.50% due 03/22/2018	735,000	708,432
CIT Group, Inc. Senior Notes 5.50% due 02/15/2019*	80,000	82,600
FirstMerit Corp. Sub. Notes 4.35% due 02/04/2023	178,000	176,504
HSBC Bank USA NA Sub. Notes 4.88% due 08/24/2020	650,000	696,331
HSBC USA, Inc. Senior Notes 1.63% due 01/16/2018	180,000	175,610
National City Bank Sub. Notes 5.80% due 06/07/2017	250,000	284,567
Regions Financial Corp. Senior Notes 2.00% due 05/15/2018	340,000	321,405
Synovus Financial Corp. Senior Notes 7.88% due 02/15/2019	65,000	71,987

4

Wachovia Bank NA Sub. Notes 6.60% due 01/15/2038	535,000	653,737
Zions Bancorporation Senior Notes 4.00% due 06/20/2016	299,000	312,865
Zions Bancorporation Senior Notes 4.50% due 03/27/2017	402,000	425,133
Zions Bancorporation Senior Notes 4.50% due 06/13/2023	441,000	434,107
Zions Bancorporation FRS Jr. Sub. Notes 5.80% due 06/15/2023(4)	317,000	297,980
		4,913,990
Banks-Fiduciary — 0.1%
Bank of New York Mellon Corp. Senior Notes 1.20% due 02/20/2015	302,000	304,449
State Street Capital Trust IV FRS Limited Guar. Notes 1.27% due 06/01/2077	300,000	243,231
State Street Corp. Sub. Notes 3.10% due 05/15/2023	165,000	154,551
		702,231
Banks-Super Regional — 0.9%
Capital One Financial Corp. Senior Notes 1.00% due 11/06/2015	430,000	424,168
Capital One Financial Corp. Senior Notes 2.15% due 03/23/2015	481,000	488,579
Capital One Financial Corp. Senior Notes 3.50% due 06/15/2023*	484,000	455,597
Capital One Financial Corp. Senior Notes 7.38% due 05/23/2014	180,000	190,234
Fifth Third Bancorp Senior Notes 3.63% due 01/25/2016	225,000	237,525
Fifth Third Bancorp Sub. Notes 5.45% due 01/15/2017	225,000	246,571
Fifth Third Bancorp Sub. Notes 8.25% due 03/01/2038	125,000	158,517
JPMorgan Chase Bank NA Sub. Notes 6.00% due 10/01/2017	925,000	1,053,659
National City Corp. Senior Notes 4.90% due 01/15/2015	100,000	106,011
National City Corp. Sub. Notes 6.88% due 05/15/2019	284,000	339,700
PNC Financial Services Group, Inc. Senior Notes 2.85% due 11/09/2022(5)	190,000	173,317
SunTrust Banks, Inc. Senior Notes 3.50% due 01/20/2017	395,000	413,355
SunTrust Banks, Inc. Sub. Notes 6.00% due 02/15/2026	21,000	23,707
US Bancorp Sub. Notes 2.95% due 07/15/2022	145,000	134,509
Wachovia Corp. Sub. Notes 5.63% due 10/15/2016	350,000	393,388
Wachovia Corp. Senior Notes 5.75% due 02/01/2018	199,000	229,201
Wells Fargo & Co. Senior Notes 1.50% due 01/16/2018	345,000	336,487
Wells Fargo & Co.
Sub. Notes
3.45% due 02/13/2023	390,000	372,464
Wells Fargo & Co. Senior Notes 5.63% due 12/11/2017	100,000	113,670
Wells Fargo & Co. FRS Jr. Sub. Notes 7.98% due 03/15/2018(4)	115,000	129,950
Wells Fargo Bank NA Sub. Notes 5.75% due 05/16/2016	500,000	559,390
Wells Fargo Bank NA Sub. Notes 5.95% due 08/26/2036	250,000	279,498
		6,859,497
Beverages-Non-alcoholic — 0.1%
Coca-Cola Enterprises, Inc. Senior Notes 3.50% due 09/15/2020	300,000	302,690
Innovation Ventures LLC/Innovation Ventures Finance Corp. Senior Sec. Notes 9.50% due 08/15/2019*	138,000	114,885
		417,575
Brewery — 0.5%
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 0.80% due 07/15/2015	560,000	559,863
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 2.50% due 07/15/2022	676,000	631,112

5

Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 5.38% due 01/15/2020	425,000	489,971
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 7.75% due 01/15/2019	325,000	411,071
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Bonds 8.20% due 01/15/2039	225,000	330,029
Molson Coors Brewing Co. Company Guar. Notes 5.00% due 05/01/2042	405,000	389,025
SABMiller Holdings, Inc. Company Guar. Notes 3.75% due 01/15/2022*	655,000	666,584
		3,477,655
Broadcast Services/Program — 0.1%
Discovery Communications LLC Company Guar. Notes 3.70% due 06/01/2015	215,000	225,616
Discovery Communications LLC Company Guar. Notes 5.05% due 06/01/2020	250,000	277,350
Turner Broadcasting, Inc. Company Guar. Notes 8.38% due 07/01/2013	75,000	75,000
		577,966
Building & Construction Products-Misc. — 0.0%
Owens Corning, Inc. Company Guar. Notes 7.00% due 12/01/2036	210,000	224,713
Building Products-Cement — 0.0%
Headwaters, Inc. Sec. Notes 7.63% due 04/01/2019	209,000	218,405
Cable/Satellite TV — 1.0%
CCO Holdings LLC/CCO Holdings Capital Corp. Company Guar. Notes 5.25% due 03/15/2021*	352,000	346,720
Comcast Corp. Company Guar. Notes 2.85% due 01/15/2023	875,000	830,714
Comcast Corp. Company Guar. Notes 4.25% due 01/15/2033	709,000	678,377
Comcast Corp. Company Guar. Notes 6.95% due 08/15/2037	500,000	629,364
Comcast Corp. Company Guar. Notes 7.05% due 03/15/2033	540,000	673,972
COX Communications, Inc. Senior Notes 2.95% due 06/30/2023*	230,000	209,211
COX Communications, Inc. Senior Notes 3.25% due 12/15/2022*	50,000	47,041
COX Communications, Inc. Senior Notes 4.50% due 06/30/2043*	175,000	150,610
COX Communications, Inc. Bonds 5.50% due 10/01/2015	315,000	345,992
COX Communications, Inc. Senior Notes 6.25% due 06/01/2018*	200,000	233,823
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc. Company Guar. Notes 3.13% due 02/15/2016	400,000	415,104
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc. Company Guar. Notes 3.80% due 03/15/2022	705,000	677,216
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc. Company Guar. Notes 5.00% due 03/01/2021	150,000	158,002
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc. Company Guar. Notes 5.15% due 03/15/2042	552,000	492,425
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.
Company Guar. Notes
6.38% due 03/01/2041	100,000	104,508
TCI Communications, Inc. Senior Notes 7.13% due 02/15/2028	110,000	139,744
Time Warner Cable, Inc. Company Guar. Notes 4.00% due 09/01/2021	165,000	158,012
Time Warner Cable, Inc. Company Guar. Notes 5.85% due 05/01/2017	300,000	330,542
Time Warner Cable, Inc. Company Guar. Notes 5.88% due 11/15/2040	225,000	206,112
Time Warner Cable, Inc. Company Guar. Notes 6.55% due 05/01/2037	365,000	365,525
Time Warner Cable, Inc. Company Guar. Notes 8.25% due 04/01/2019	150,000	180,599
		7,373,613
Casino Hotels — 0.1%
Caesars Entertainment Operating Co., Inc. Senior Sec. Notes 8.50% due 02/15/2020	299,000	281,807

6

Caesars Entertainment Operating Co., Inc. Company Guar. Notes 10.75% due 02/01/2016	40,000	32,900
CityCenter Holdings LLC/CityCenter Finance Corp. Sec. Notes 10.75% due 01/15/2017(6)	77,015	83,176
Eldorado Resorts LLC/Eldorado Capital Corp. Senior Sec. Notes 8.63% due 06/15/2019*	135,000	129,938
Seminole Hard Rock Entertainment, Inc./Seminole Hard Rock International LLC Company Guar. Notes 5.88% due 05/15/2021*	50,000	48,500
Station Casinos LLC Company Guar. Notes 7.50% due 03/01/2021*	50,000	50,500
		626,821
Cellular Telecom — 0.1%
Alltel Corp. Senior Notes 7.88% due 07/01/2032	100,000	134,441
Cellco Partnership/Verizon Wireless Capital LLC Senior Notes 8.50% due 11/15/2018	290,000	376,651
Cricket Communications, Inc. Company Guar. Notes 7.75% due 10/15/2020	95,000	91,200
MetroPCS Wireless, Inc. Company Guar. Notes 6.63% due 04/01/2023*	136,000	138,380
Sprint Nextel Corp. Senior Notes 7.00% due 08/15/2020	93,000	97,650
		838,322
Chemicals-Diversified — 0.2%
Dow Chemical Co. Senior Notes 4.13% due 11/15/2021	350,000	357,924
Dow Chemical Co. Senior Notes 4.25% due 11/15/2020	270,000	284,327
EI du Pont de Nemours & Co. Senior Notes 2.80% due 02/15/2023	500,000	476,419
Olin Corp. Senior Notes 5.50% due 08/15/2022	100,000	101,000
		1,219,670
Chemicals-Other — 0.0%
Taminco Global Chemical Corp. Sec. Notes 9.75% due 03/31/2020*	99,000	110,261
Chemicals-Specialty — 0.1%
Ecolab, Inc. Senior Notes 1.45% due 12/08/2017	60,000	58,277
Ecolab, Inc. Senior Notes 3.00% due 12/08/2016	380,000	396,466
Lubrizol Corp. Company Guar. Notes 6.50% due 10/01/2034	180,000	226,978
Tronox Finance LLC Company Guar. Notes 6.38% due 08/15/2020*	263,000	247,877
		929,598
Coal — 0.1%
Arch Coal, Inc. Company Guar. Notes 9.88% due 06/15/2019*	9,000	8,550
Murray Energy Corp. Senior Sec. Notes 8.63% due 06/15/2021*	100,000	100,000
Penn Virginia Resource Partners LP/Penn Virginia Resource Finance Corp. II Company Guar. Notes 8.38% due 06/01/2020	210,000	221,550
SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp. Company Guar. Notes 7.38% due 02/01/2020*	145,000	147,900
		478,000
Coatings/Paint — 0.0%
US Coatings Acquisition Inc./Flash Dutch 2 BV Company Guar. Notes 7.38% due 05/01/2021*	214,000	218,280
Commercial Services — 0.0%
Live Nation Entertainment, Inc. Company Guar. Notes 7.00% due 09/01/2020*	50,000	52,563
Commercial Services-Finance — 0.0%
Harland Clarke Holdings Corp. Senior Sec. Notes 9.75% due 08/01/2018*	106,000	110,240
Computer Services — 0.3%
Affiliated Computer Services, Inc. Senior Notes 5.20% due 06/01/2015	106,000	112,405
International Business Machines Corp. Senior Notes 0.45% due 05/06/2016	926,000	912,938
International Business Machines Corp. Senior Notes 1.63% due 05/15/2020	893,000	835,961

7

International Business Machines Corp. Senior Notes 4.00% due 06/20/2042	328,000	307,804
International Business Machines Corp. Senior Notes 5.60% due 11/30/2039	16,000	18,412
International Business Machines Corp. Senior Notes 6.22% due 08/01/2027	210,000	258,825
		2,446,345
Computers — 0.3%
Apple, Inc. Senior Notes 1.00% due 05/03/2018	379,000	363,953
Apple, Inc. Senior Notes 2.40% due 05/03/2023	749,000	694,671
Apple, Inc. Senior Notes 3.85% due 05/04/2043	110,000	97,706
Hewlett Packard Co. Senior Notes 2.65% due 06/01/2016	85,000	86,641
Hewlett-Packard Co. Senior Notes 3.00% due 09/15/2016	600,000	616,160
Hewlett-Packard Co. Senior Notes 3.75% due 12/01/2020	200,000	193,592
Hewlett-Packard Co. Senior Notes 4.38% due 09/15/2021	230,000	226,357
Hewlett-Packard Co. Senior Notes 4.75% due 06/02/2014	120,000	123,756
		2,402,836
Computers-Memory Devices — 0.2%
EMC Corp. Senior Notes 1.88% due 06/01/2018	1,091,000	1,078,457
Consumer Products-Misc. — 0.1%
American Achievement Corp. Sec. Notes 10.88% due 04/15/2016*	128,000	127,680
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC Senior Sec. Notes 5.75% due 10/15/2020	224,000	225,680
		353,360
Containers-Metal/Glass — 0.1%
Ball Corp. Company Guar. Notes 4.00% due 11/15/2023	308,000	284,900
Crown Cork & Seal Co., Inc. Senior Notes 7.38% due 12/15/2026	230,000	253,000
		537,900
Containers-Paper/Plastic — 0.1%
Consolidated Container Co. LLC/Consolidated Container Capital, Inc. Company Guar. Notes 10.13% due 07/15/2020*	103,000	108,150
Packaging Dynamics Corp. Senior Sec. Notes 8.75% due 02/01/2016*	100,000	101,000
Sealed Air Corp. Senior Notes 5.25% due 04/01/2023*	301,000	292,722
Tekni-Plex, Inc. Senior Sec. Notes 9.75% due 06/01/2019*	79,000	83,938
		585,810
Cosmetics & Toiletries — 0.0%
First Quality Finance Co., Inc. Senior Notes 4.63% due 05/15/2021*	189,000	179,550
Data Processing/Management — 0.0%
First Data Corp. Senior Sec. Notes 7.38% due 06/15/2019*	180,000	184,950
Direct Marketing — 0.0%
Catalina Marketing Corp. Company Guar. Notes 11.63% due 10/01/2017*	41,350	43,418
Distribution/Wholesale — 0.1%
Glencore Funding LLC Company Guar. Notes 1.70% due 05/27/2016*	290,000	281,216
Glencore Funding LLC Company Guar. Notes 2.50% due 01/15/2019*	650,000	588,061
		869,277
Diversified Banking Institutions — 3.6%
Bank of America Corp. Senior Notes 3.30% due 01/11/2023	255,000	241,012
Bank of America Corp. Senior Notes 3.88% due 03/22/2017	385,000	403,223
Bank of America Corp. Sub. Notes 5.49% due 03/15/2019	800,000	862,592
Bank of America Corp. Senior Notes 5.63% due 07/01/2020	525,000	578,008
Bank of America Corp. Senior Notes 5.75% due 12/01/2017	275,000	305,628

8

Bank of America Corp. Senior Notes 5.88% due 01/05/2021	970,000	1,091,721
Bank of America Corp. Senior Notes 5.88% due 02/07/2042	65,000	72,671
Bank of America Corp. Senior Notes 6.00% due 09/01/2017	350,000	392,333
Bank of America Corp. Sub. Notes 7.25% due 10/15/2025	39,000	43,958
Bank of America Corp. Senior Notes 7.63% due 06/01/2019	930,000	1,117,651
Citigroup, Inc. Senior Notes 1.25% due 01/15/2016	350,000	345,816
Citigroup, Inc. Sub. Notes 3.50% due 05/15/2023	897,000	805,624
Citigroup, Inc. Sub. Notes 4.05% due 07/30/2022	520,000	499,775
Citigroup, Inc. Senior Notes 4.45% due 01/10/2017	410,000	439,024
Citigroup, Inc. Senior Notes 4.75% due 05/19/2015	200,000	211,520
Citigroup, Inc. Sub. Notes 4.88% due 05/07/2015	550,000	580,203
Citigroup, Inc. Senior Notes 5.38% due 08/09/2020	75,000	82,935
Citigroup, Inc. Notes 5.50% due 10/15/2014	160,000	168,285
Citigroup, Inc. Sub. Notes 5.88% due 02/22/2033	700,000	673,001
Citigroup, Inc. FRS Jr. Sub. Notes 5.90% due 02/15/2023(4)	163,000	161,370
Citigroup, Inc. Senior Notes 6.13% due 11/21/2017	480,000	545,543
Citigroup, Inc. Senior Notes 6.13% due 05/15/2018	600,000	686,843
Citigroup, Inc. Sub. Notes 6.13% due 08/25/2036	760,000	744,108
Citigroup, Inc. Senior Notes 6.88% due 03/05/2038	100,000	121,263
Citigroup, Inc. Senior Notes 8.50% due 05/22/2019	135,000	170,104
Goldman Sachs Group, Inc. Senior Notes 3.30% due 05/03/2015	250,000	257,681
Goldman Sachs Group, Inc. Senior Notes 5.25% due 07/27/2021	802,000	858,059
Goldman Sachs Group, Inc. Senior Notes 5.38% due 03/15/2020	850,000	922,296
Goldman Sachs Group, Inc. Sub. Notes 5.63% due 01/15/2017	325,000	352,230
Goldman Sachs Group, Inc. Senior Notes 5.75% due 01/24/2022	200,000	220,603
Goldman Sachs Group, Inc. Sub. Notes 5.95% due 01/15/2027	125,000	128,532
Goldman Sachs Group, Inc.
Senior Notes
6.15% due 04/01/2018	434,000	489,049
Goldman Sachs Group, Inc. Senior Notes 6.25% due 02/01/2041	240,000	271,436
Goldman Sachs Group, Inc. Sub. Notes 6.45% due 05/01/2036	385,000	387,387
Goldman Sachs Group, Inc. Sub. Notes 6.75% due 10/01/2037	1,312,000	1,343,966
Goldman Sachs Group, Inc. Senior Notes 7.50% due 02/15/2019	616,000	731,546
JPMorgan Chase & Co. Senior Notes 1.10% due 10/15/2015	340,000	337,925
JPMorgan Chase & Co. Senior Notes 3.25% due 09/23/2022	660,000	626,605
JPMorgan Chase & Co. Sub. Notes 3.38% due 05/01/2023	185,000	172,265
JPMorgan Chase & Co. Senior Notes 4.25% due 10/15/2020	45,000	46,775
JPMorgan Chase & Co. Senior Notes 4.35% due 08/15/2021	450,000	468,784
JPMorgan Chase & Co. Senior Notes 4.40% due 07/22/2020	100,000	104,573
JPMorgan Chase & Co. Senior Notes 4.50% due 01/24/2022	225,000	235,602
JPMorgan Chase & Co. Notes 4.63% due 05/10/2021	525,000	554,941
JPMorgan Chase & Co. Sub. Notes 5.13% due 09/15/2014	600,000	629,498

9

JPMorgan Chase & Co. Senior Notes 6.00% due 01/15/2018	357,000	407,395
JPMorgan Chase & Co. Senior Notes 6.30% due 04/23/2019	598,000	694,695
JPMorgan Chase & Co. FRS Jr. Sub Notes 7.90% due 04/30/2018(4)	360,000	406,800
JPMorgan Chase Capital XXIII FRS Limited Guar. Bonds 1.28% due 05/15/2077	50,000	38,000
Morgan Stanley Senior Notes 1.75% due 02/25/2016	115,000	113,927
Morgan Stanley Senior Notes 2.13% due 04/25/2018	313,000	299,551
Morgan Stanley Senior Notes 3.75% due 02/25/2023	152,000	145,355
Morgan Stanley Sub. Notes 4.10% due 05/22/2023	480,000	443,481
Morgan Stanley Sub. Notes 4.88% due 11/01/2022	305,000	301,310
Morgan Stanley Notes 5.45% due 01/09/2017	200,000	216,150
Morgan Stanley Senior Notes 5.50% due 07/24/2020	200,000	215,377
Morgan Stanley Senior Notes 5.50% due 07/28/2021	300,000	320,348
Morgan Stanley Senior Notes 5.55% due 04/27/2017	240,000	259,628
Morgan Stanley Senior Notes 5.63% due 09/23/2019	550,000	591,157
Morgan Stanley Senior Notes 6.25% due 08/28/2017	150,000	167,264
Morgan Stanley Senior Notes 6.25% due 08/09/2026	503,000	551,274
Morgan Stanley Senior Notes 6.38% due 07/24/2042	334,000	372,630
Morgan Stanley Notes 6.63% due 04/01/2018	1,225,000	1,388,482
		27,416,788
Diversified Financial Services — 1.0%
Associates Corp. of North America Senior Notes 6.95% due 11/01/2018	241,000	285,416
General Electric Capital Corp. Senior Notes 1.63% due 07/02/2015	425,000	429,968
General Electric Capital Corp. Senior Notes 2.30% due 04/27/2017	400,000	405,524
General Electric Capital Corp. Senior Notes 2.95% due 05/09/2016	1,350,000	1,406,927
General Electric Capital Corp. Senior Notes 4.65% due 10/17/2021	195,000	206,849
General Electric Capital Corp. FRS Jr. Sub. Notes 5.25% due 06/15/2023(4)	400,000	382,000
General Electric Capital Corp. Sub. Notes 5.30% due 02/11/2021	255,000	279,728
General Electric Capital Corp. Senior Notes 5.50% due 01/08/2020	245,000	276,234
General Electric Capital Corp. Senior Notes 5.88% due 01/14/2038	663,000	729,800
General Electric Capital Corp. Senior Notes 6.00% due 08/07/2019	1,550,000	1,799,448
General Electric Capital Corp. Senior Notes 6.15% due 08/07/2037	150,000	169,730
General Electric Capital Corp. Senior Notes 6.75% due 03/15/2032	943,000	1,130,680
		7,502,304
Diversified Manufacturing Operations — 0.2%
Eaton Corp. Company Guar. Notes 2.75% due 11/02/2022*	430,000	402,273
General Electric Co. Senior Notes 4.13% due 10/09/2042	160,000	148,879
Harland Clarke Holdings Corp. Company Guar. Notes 9.50% due 05/15/2015	65,000	64,350
JB Poindexter & Co., Inc. Senior Notes 9.00% due 04/01/2022*	169,000	177,450
Textron, Inc. Senior Notes 4.63% due 09/21/2016	390,000	421,929
Textron, Inc. Senior Notes 6.20% due 03/15/2015	250,000	269,106
		1,483,987

10

E-Commerce/Products — 0.1%
Amazon.com, Inc. Senior Notes 2.50% due 11/29/2022	380,000	344,949
Netflix, Inc. Senior Notes 5.38% due 02/01/2021*	256,000	254,720
		599,669
Electric-Distribution — 0.1%
Connecticut Light & Power Co. 1st Mtg. Notes 2.50% due 01/15/2023	345,000	320,478
Oglethorpe Power Corp. 1st Mtg. Notes 4.20% due 12/01/2042	104,000	90,000
		410,478
Electric-Generation — 0.0%
AES Corp. Senior Notes 4.88% due 05/15/2023	143,000	133,347
AES Corp. Senior Notes 8.00% due 10/15/2017	42,000	47,250
Edison Mission Energy Senior Notes 7.63% due 05/15/2027†(7)(15)	50,000	28,000
		208,597
Electric-Integrated — 2.0%
American Electric Power Co., Inc. Senior Notes 1.65% due 12/15/2017	105,000	102,073
Commonwealth Edison Co. 1st Mtg. Bonds 5.80% due 03/15/2018	235,000	272,996
Consolidated Edison Co of New York, Inc. Senior Notes 4.20% due 03/15/2042	300,000	286,629
Dominion Resources, Inc. Senior Notes 1.40% due 09/15/2017	125,000	122,425
Dominion Resources, Inc. Senior Notes 4.45% due 03/15/2021	486,000	524,456
Dominion Resources, Inc. Senior Notes 5.25% due 08/01/2033	565,000	613,787
Dominion Resources, Inc. Senior Notes 5.60% due 11/15/2016	200,000	227,001
Dominion Resources, Inc. Senior Notes 7.00% due 06/15/2038	255,000	332,190
Duke Energy Corp. Senior Notes 3.55% due 09/15/2021	450,000	449,404
Edison International Senior Notes 3.75% due 09/15/2017	550,000	581,681
Entergy Corp. Senior Notes 3.63% due 09/15/2015	80,000	82,884
Exelon Generation Co. LLC Senior Notes 4.25% due 06/15/2022	350,000	350,039
Exelon Generation Co. LLC Senior Notes 5.20% due 10/01/2019	486,000	534,456
Exelon Generation Co. LLC Senior Notes 5.60% due 06/15/2042	400,000	401,872
FirstEnergy Corp. Senior Notes 4.25% due 03/15/2023	779,000	723,781
FirstEnergy Corp. Senior Notes 7.38% due 11/15/2031	293,000	308,997
FPL Group Capital, Inc. Company Guar. Notes 6.00% due 03/01/2019	250,000	290,003
Georgia Power Co.
Senior Notes
3.00% due 04/15/2016	82,000	85,811
Georgia Power Co. Senior Notes 4.75% due 09/01/2040	350,000	345,400
Great Plains Energy, Inc. Senior Notes 4.85% due 06/01/2021	91,000	96,653
Great Plains Energy, Inc. Senior Notes 5.29% due 06/15/2022	89,000	96,336
MidAmerican Energy Holdings Co. Senior Notes 5.75% due 04/01/2018	450,000	522,403
MidAmerican Energy Holdings Co. Senior Notes 6.13% due 04/01/2036	505,000	572,905
Nevada Power Co. General Refunding Mtg. 7.13% due 03/15/2019	200,000	247,735
Nisource Finance Corp. Company Guar. Notes 3.85% due 02/15/2023	275,000	266,841
Nisource Finance Corp. Company Guar. Notes 5.25% due 02/15/2043	275,000	268,685
Nisource Finance Corp. Company Guar. Notes 6.40% due 03/15/2018	80,000	92,931
Northeast Utilities Senior Notes 2.80% due 05/01/2023	300,000	280,318
Oncor Electric Delivery Co. LLC Senior Sec. Notes 4.55% due 12/01/2041*	85,000	80,622

11

Pacific Gas & Electric Co. Senior Notes 2.45% due 08/15/2022	450,000	415,775
Pacific Gas & Electric Co. Senior Notes 3.25% due 09/15/2021	172,000	172,016
PacifiCorp 1st. Mtg. Notes 4.10% due 02/01/2042	275,000	252,961
Pepco Holdings, Inc. Senior Notes 2.70% due 10/01/2015	175,000	180,038
Potomac Electric Power Co. 1st Mtg. Bonds 7.90% due 12/15/2038	65,000	95,851
PPL Capital Funding, Inc. Company Guar. Notes 1.90% due 06/01/2018	65,000	63,850
PPL Capital Funding, Inc. Company Guar. Notes 3.40% due 06/01/2023	285,000	270,030
PPL Energy Supply LLC Senior Notes 4.60% due 12/15/2021	353,000	359,221
Progress Energy Carolina 1st. Mtg. Notes 4.10% due 05/15/2042	295,000	269,918
Progress Energy, Inc. Senior Notes 3.15% due 04/01/2022	86,000	82,377
Progress Energy, Inc. Senior Notes 4.40% due 01/15/2021	450,000	477,890
Progress Energy, Inc. Senior Notes 7.05% due 03/15/2019	180,000	218,105
PSEG Power LLC Company Guar. Notes 8.63% due 04/15/2031	200,000	275,179
Puget Energy, Inc. Senior Sec. Notes 6.00% due 09/01/2021	230,000	247,181
Sierra Pacific Power Co. General Refunding Mtg. 6.00% due 05/15/2016	150,000	169,889
Union Electric Co. Senior Sec. Notes 6.40% due 06/15/2017	165,000	193,450
Virginia Electric & Power Co. Senior Notes 1.20% due 01/15/2018	350,000	339,218
Virginia Electric & Power Co. Senior Notes 2.95% due 01/15/2022	165,000	162,811
Virginia Electric & Power Co. Senior Notes 5.40% due 04/30/2018	100,000	115,498
Xcel Energy, Inc. Senior Notes 0.75% due 05/09/2016	1,100,000	1,083,298
		14,605,870
Electric-Transmission — 0.1%
ITC Holdings Corp. Senior Notes 4.05% due 07/01/2023	222,000	222,395
ITC Holdings Corp. Senior Notes 5.30% due 07/01/2043	323,000	326,061
Oncor Electric Delivery Co. LLC Senior Sec. Notes 5.00% due 09/30/2017	300,000	334,054
Oncor Electric Delivery Co. LLC Senior Sec. Notes 6.80% due 09/01/2018	150,000	181,264
		1,063,774
Electronic Components-Semiconductors — 0.1%
Amkor Technology, Inc. Senior Notes 6.38% due 10/01/2022	205,000	201,412
Intel Corp.
Senior Notes
4.00% due 12/15/2032	198,000	183,869
		385,281
Electronics-Military — 0.0%
L-3 Communications Corp. Company Guar. Notes 3.95% due 11/15/2016	145,000	153,167
Enterprise Software/Service — 0.0%
Oracle Corp. Senior Notes 5.75% due 04/15/2018	250,000	290,908
Finance-Auto Loans — 0.5%
American Honda Finance Corp. FRS Senior Notes 0.65% due 05/26/2016*	500,000	499,209
American Honda Finance Corp. Notes 1.00% due 08/11/2015*	216,000	216,349
American Honda Finance Corp. Senior Notes 1.60% due 02/16/2018*	275,000	270,375
Ford Motor Credit Co. LLC Senior Notes 2.75% due 05/15/2015	300,000	304,197
Ford Motor Credit Co. LLC Senior Notes 3.88% due 01/15/2015	250,000	257,686
Ford Motor Credit Co. LLC Senior Notes 4.21% due 04/15/2016	500,000	522,324
Ford Motor Credit Co. LLC Senior Notes 4.25% due 09/20/2022	215,000	211,316

12

Ford Motor Credit Co. LLC Senior Notes 5.88% due 08/02/2021	500,000	545,125
Ford Motor Credit Co. LLC Senior Notes 6.63% due 08/15/2017	375,000	424,422
General Motors Financial Co., Inc. Company Guar. Notes 4.75% due 08/15/2017*	132,000	135,300
General Motors Financial Co., Inc. Company Guar. Notes 6.75% due 06/01/2018	35,000	38,063
		3,424,366
Finance-Commercial — 0.1%
Caterpillar Financial Services Corp. Senior Notes 2.05% due 08/01/2016	250,000	255,757
Jefferies Finance LLC/JFIN Co-Issuer Corp. Senior Notes 7.38% due 04/01/2020*	200,000	194,000
		449,757
Finance-Consumer Loans — 0.1%
HSBC Finance Corp. Senior Sub. Notes 6.68% due 01/15/2021	198,000	218,899
SLM Corp. Senior Notes 5.50% due 01/25/2023	150,000	142,830
SLM Corp. Senior Notes 6.25% due 01/25/2016	205,000	217,300
SLM Corp. Senior Notes 8.45% due 06/15/2018	275,000	305,250
		884,279
Finance-Credit Card — 0.2%
American Express Co. Senior Notes 7.00% due 03/19/2018	300,000	360,924
American Express Credit Corp. Senior Notes 1.75% due 06/12/2015	350,000	354,749
American Express Credit Corp. Senior Notes 2.80% due 09/19/2016	700,000	726,754
Discover Financial Services Senior Notes 5.20% due 04/27/2022	160,000	165,147
Discover Financial Services Senior Notes 6.45% due 06/12/2017	40,000	45,440
		1,653,014
Finance-Investment Banker/Broker — 0.5%
Bear Stearns Cos. LLC Senior Notes 5.70% due 11/15/2014	485,000	516,667
Bear Stearns Cos., Inc. Senior Notes 7.25% due 02/01/2018	215,000	256,009
Jefferies Group LLC Senior Debentures 6.25% due 01/15/2036	227,000	219,055
Lehman Brothers Holdings, Inc. Escrow Notes 6.75% due 12/28/2017†(9)	131,000	26
Lehman Brothers Holdings, Inc. Escrow Notes 7.50% due 05/11/2038†(9)	99,000	20
Merrill Lynch & Co., Inc. Sub. Notes 6.11% due 01/29/2037	315,000	310,075
Merrill Lynch & Co., Inc. Senior Notes 6.40% due 08/28/2017	300,000	338,749
Merrill Lynch & Co., Inc. Senior Notes 6.88% due 04/25/2018	900,000	1,035,831
Merrill Lynch & Co., Inc.
Sub. Notes
7.75% due 05/14/2038	680,000	777,841
		3,454,273
Finance-Leasing Companies — 0.0%
Air Lease Corp. Company Guar. Notes 4.75% due 03/01/2020	226,000	218,090
Air Lease Corp. Senior Notes 6.13% due 04/01/2017	37,000	38,295
		256,385
Finance-Other Services — 0.1%
Harley-Davidson Financial Services, Inc. Company Guar. Notes 1.15% due 09/15/2015*	355,000	354,368
National Rural Utilities Cooperative Finance Corp. Collateral Trust Bonds 1.00% due 02/02/2015	98,000	98,473
National Rural Utilities Cooperative Finance Corp. Notes 2.35% due 06/15/2020	195,000	188,910
National Rural Utilities Cooperative Finance Corp. FRS Sub. Notes 4.75% due 04/30/2043	242,000	235,345
		877,096

13

Firearms & Ammunition — 0.0%
FGI Operating Co. LLC/FGI Finance, Inc. Sec. Notes 7.88% due 05/01/2020*	125,000	129,375
Food-Dairy Products — 0.0%
Land O’ Lakes Capital Trust I Limited Guar. Notes 7.45% due 03/15/2028*	230,000	225,400
Land O’Lakes, Inc. Senior Notes 6.00% due 11/15/2022*	25,000	25,750
		251,150
Food-Misc./Diversified — 0.3%
ConAgra Foods Inc. Senior Notes 1.90% due 01/25/2018	115,000	113,054
ConAgra Foods, Inc. Senior Notes 2.10% due 03/15/2018	120,000	118,868
ConAgra Foods, Inc. Senior Notes 3.25% due 09/15/2022	105,000	100,168
Kraft Foods Group, Inc. Senior Notes 3.50% due 06/06/2022	150,000	148,542
Kraft Foods Group, Inc. Senior Notes 5.00% due 06/04/2042	170,000	172,158
Kraft Foods, Inc. Senior Notes 5.38% due 02/10/2020	485,000	544,002
Kraft Foods, Inc. Senior Notes 6.88% due 02/01/2038	700,000	855,221
		2,052,013
Food-Retail — 0.0%
SUPERVALU, Inc. Senior Notes 6.75% due 06/01/2021*	253,000	235,290
Gambling (Non-Hotel) — 0.0%
Waterford Gaming LLC Senior Notes 8.63% due 09/15/2014*(8)(9)	1,984	784
Gas-Distribution — 0.1%
Atmos Energy Corp. Senior Notes 6.35% due 06/15/2017	140,000	163,118
CenterPoint Energy, Inc. Senior Notes 6.50% due 05/01/2018	95,000	112,354
Sempra Energy Senior Notes 6.50% due 06/01/2016	65,000	74,535
Sempra Energy Senior Notes 8.90% due 11/15/2013	180,000	185,415
Sempra Energy Senior Notes 9.80% due 02/15/2019	100,000	134,825
		670,247
Gold Mining — 0.0%
Newmont Mining Corp. Company Guar. Notes 3.50% due 03/15/2022	375,000	320,901
Home Decoration Products — 0.0%
Newell Rubbermaid, Inc. Senior Notes 2.05% due 12/01/2017	230,000	225,392
Home Furnishings — 0.0%
Norcraft Cos. LP/Norcraft Finance Corp. Sec. Notes 10.50% due 12/15/2015	85,000	88,188
Independent Power Producers — 0.1%
Calpine Corp. Senior Sec. Notes 7.88% due 07/31/2020*	79,000	85,715
Calpine Corp. Senior Sec. Notes 7.88% due 01/15/2023*	35,000	37,625
GenOn Energy, Inc.
Senior Notes
9.50% due 10/15/2018	140,000	155,400
NRG Energy, Inc. Company Guar. Notes 8.25% due 09/01/2020	115,000	123,912
		402,652
Insurance Brokers — 0.1%
AON Corp. Senior Notes 3.13% due 05/27/2016	125,000	130,400
AON Corp. Company Guar. Notes 5.00% due 09/30/2020	275,000	301,572
Marsh & McLennan Cos., Inc. Senior Notes 2.30% due 04/01/2017	350,000	349,213
Marsh & McLennan Cos., Inc. Senior Notes 4.80% due 07/15/2021	250,000	269,717
Marsh & McLennan Cos., Inc. Senior Notes 5.75% due 09/15/2015	18,000	19,764
		1,070,666
Insurance-Life/Health — 0.7%
Aflac, Inc. Senior Notes 3.63% due 06/15/2023	307,000	298,399

14

Lincoln National Corp. Senior Notes 4.85% due 06/24/2021	400,000	425,031
Lincoln National Corp. Senior Notes 6.15% due 04/07/2036	200,000	224,097
Lincoln National Corp. Senior Notes 8.75% due 07/01/2019	335,000	429,515
MetLife Institutional Funding II Sec. Notes 1.63% due 04/02/2015*	575,000	582,287
Pacific Life Insurance Co. Sub. Notes 9.25% due 06/15/2039*	225,000	299,024
Pacific LifeCorp Senior Notes 6.00% due 02/10/2020*	185,000	206,523
Pricoa Global Funding I Senior Sec. Notes 1.60% due 05/29/2018*	370,000	356,832
Principal Financial Group, Inc. Company Guar. Notes 1.85% due 11/15/2017	117,000	114,906
Principal Financial Group, Inc. Company Guar. Notes 3.30% due 09/15/2022	60,000	58,286
Principal Financial Group, Inc. Company Guar. Notes 8.88% due 05/15/2019	100,000	129,430
Principal Life Global Funding II Sec. Notes 1.00% due 12/11/2015*	311,000	311,058
Prudential Financial, Inc. Senior Notes 4.75% due 09/17/2015	237,000	255,028
Prudential Financial, Inc. FRS Jr. Sub. Notes 5.63% due 06/15/2043	282,000	276,360
Prudential Financial, Inc. Notes 5.70% due 12/14/2036	320,000	339,860
Prudential Financial, Inc. Notes 6.20% due 01/15/2015	80,000	86,196
Prudential Financial, Inc. Notes 7.38% due 06/15/2019	180,000	219,952
Teachers Insurance & Annuity Assoc. of America Sub. Notes 6.85% due 12/16/2039*	352,000	429,878
		5,042,662
Insurance-Multi-line — 0.5%
Farmers Insurance Exchange Sub. Notes 8.63% due 05/01/2024*	250,000	324,104
Guardian Life Insurance Co. of America Sub. Notes 7.38% due 09/30/2039*	100,000	128,588
Hartford Financial Services Group, Inc. Senior Notes 5.13% due 04/15/2022	666,000	724,685
Kemper Corp. Senior Notes 6.00% due 05/15/2017	165,000	179,150
Loews Corp. Senior Notes 2.63% due 05/15/2023	283,000	257,413
Loews Corp. Senior Notes 4.13% due 05/15/2043	218,000	187,147
MetLife, Inc. Senior Notes 1.76% due 12/15/2017	160,000	157,515
MetLife, Inc. Senior Notes 6.38% due 06/15/2034	350,000	422,996
Metropolitan Life Global Funding I Sec. Notes 1.50% due 01/10/2018*	340,000	329,633
Metropolitan Life Global Funding I Sec. Notes 1.88% due 06/22/2018*	386,000	379,361
Metropolitan Life Global Funding I Senior Sec. Notes 2.50% due 09/29/2015*	322,000	333,085
Nationwide Mutual Insurance Co. Sub. Notes 9.38% due 08/15/2039*	350,000	473,580
		3,897,257
Insurance-Mutual — 0.1%
Liberty Mutual Group, Inc. Senior Notes 5.75% due 03/15/2014*	105,000	107,923
Massachusetts Mutual Life Insurance Co. Sub. Notes 8.88% due 06/01/2039*	245,000	359,047
New York Life Global Funding Sec. Notes 1.65% due 05/15/2017*	371,000	367,382
		834,352
Insurance-Property/Casualty — 0.0%
ACE Capital Trust II Company Guar. Notes 9.70% due 04/01/2030	170,000	242,037
Insurance-Reinsurance — 0.2%
Berkshire Hathaway Finance Corp. Company Guar. Notes 1.30% due 05/15/2018	880,000	851,059

15

Berkshire Hathaway Inc. Senior Notes 1.55% due 02/09/2018	425,000	416,400
		1,267,459
Investment Management/Advisor Services — 0.1%
Ameriprise Financial, Inc. Senior Notes 5.30% due 03/15/2020	305,000	346,718
Marine Services — 0.0%
Great Lakes Dredge & Dock Corp. Company Guar. Notes 7.38% due 02/01/2019	119,000	123,314
Medical Instruments — 0.1%
Accellent, Inc. Senior Sec. Notes 8.38% due 02/01/2017	183,000	189,405
Boston Scientific Corp. Senior Notes 4.50% due 01/15/2015	450,000	470,791
		660,196
Medical Labs & Testing Services — 0.2%
Laboratory Corp. of America Holdings Senior Notes 2.20% due 08/23/2017	676,000	671,152
Roche Holdings, Inc. Company Guar. Notes 7.00% due 03/01/2039*	300,000	404,035
		1,075,187
Medical Products — 0.1%
Baxter International, Inc. Senior Notes 0.95% due 06/01/2016	395,000	393,146
Becton Dickinson and Co. Senior Notes 3.13% due 11/08/2021	91,000	89,659
Becton Dickinson and Co. Senior Notes 7.00% due 08/01/2027	195,000	246,638
Universal Hospital Services, Inc. Sec. Notes 7.63% due 08/15/2020	117,000	122,265
		851,708
Medical-Biomedical/Gene — 0.3%
Amgen, Inc. Senior Notes 2.13% due 05/15/2017	250,000	251,037
Amgen, Inc. Senior Notes 2.50% due 11/15/2016	495,000	511,447
Amgen, Inc. Senior Notes 5.15% due 11/15/2041	225,000	224,086
Amgen, Inc. Senior Notes 6.40% due 02/01/2039	480,000	552,936
Gilead Sciences, Inc. Senior Notes 4.40% due 12/01/2021	650,000	697,993
Life Technologies Corp. Senior Notes 5.00% due 01/15/2021	162,000	172,248
		2,409,747
Medical-Drugs — 0.6%
AbbVie, Inc. Company Guar. Notes 1.20% due 11/06/2015*	370,000	370,407
AbbVie, Inc. Company Guar. Notes 1.75% due 11/06/2017*	300,000	293,915
AbbVie, Inc. Company Guar. Notes 2.00% due 11/06/2018*	940,000	911,448
AbbVie, Inc. Company Guar. Notes 2.90% due 11/06/2022*	545,000	509,652
Endo Pharmaceuticals Holdings, Inc. Company Guar. Notes 7.00% due 07/15/2019	212,000	214,120
GlaxoSmithKline Capital, Inc.
Company Guar. Notes
2.80% due 03/18/2023	170,000	161,781
Schering-Plough Corp. Senior Notes 6.50% due 12/01/2033	400,000	520,236
Wyeth LLC Company Guar. Bonds 6.50% due 02/01/2034	750,000	939,735
Zoetis, Inc. Senior Notes 1.88% due 02/01/2018*	50,000	48,948
Zoetis, Inc. Senior Notes 3.25% due 02/01/2023*	345,000	327,790
		4,298,032
Medical-Generic Drugs — 0.2%
Actavis, Inc. Senior Notes 3.25% due 10/01/2022	348,000	324,440
Mylan, Inc. Senior Notes 1.80% due 06/24/2016*	180,000	179,122
Mylan, Inc. Senior Notes 2.60% due 06/24/2018*	111,000	109,386
Mylan, Inc. Company Guar. Notes 7.88% due 07/15/2020*	538,000	620,824
		1,233,772

16

Medical-HMO — 0.4%
Aetna, Inc. Senior Notes 2.75% due 11/15/2022	115,000	105,913
Aetna, Inc. Senior Notes 4.50% due 05/15/2042	200,000	185,169
Cigna Corp. Senior Notes 4.00% due 02/15/2022	475,000	487,645
Cigna Corp. Senior Notes 4.50% due 03/15/2021	150,000	159,955
Cigna Corp. Senior Notes 6.15% due 11/15/2036	65,000	73,991
Kaiser Foundation Hospitals Company Guar. Notes 3.50% due 04/01/2022	155,000	153,287
UnitedHealth Group, Inc. Senior Notes 6.00% due 02/15/2018	290,000	340,588
UnitedHealth Group, Inc. Senior Notes 6.63% due 11/15/2037	105,000	127,738
WellPoint, Inc. Senior Notes 1.25% due 09/10/2015	135,000	135,226
WellPoint, Inc. Senior Notes 3.13% due 05/15/2022	110,000	104,307
WellPoint, Inc. Senior Notes 4.63% due 05/15/2042	125,000	115,946
WellPoint, Inc. Senior Notes 5.25% due 01/15/2016	800,000	874,625
WellPoint, Inc. Senior Notes 6.38% due 06/15/2037	260,000	302,466
		3,166,856
Medical-Hospitals — 0.1%
Capella Healthcare, Inc. Company Guar. Notes 9.25% due 07/01/2017	87,000	92,220
HCA, Inc. Senior Sec. Notes 5.88% due 03/15/2022	205,000	210,381
IASIS Healthcare LLC/IASIS Capital Corp. Company Guar. Notes 8.38% due 05/15/2019	217,000	219,035
Memorial Sloan-Kettering Cancer Center Senior Notes 5.00% due 07/01/2042	215,000	227,766
		749,402
Medical-Wholesale Drug Distribution — 0.0%
Cardinal Health, Inc. Senior Notes 4.00% due 06/15/2015	300,000	316,784
Metal Processors & Fabrication — 0.0%
Precision Castparts Corp. Senior Notes 1.25% due 01/15/2018	199,000	193,469
Metal-Copper — 0.1%
Freeport-McMoRan Copper & Gold, Inc. Senior Notes 2.38% due 03/15/2018*	160,000	152,172
Freeport-McMoRan Copper & Gold, Inc. Senior Notes 3.10% due 03/15/2020*	150,000	138,647
Freeport-McMoRan Copper & Gold, Inc. Senior Notes 3.55% due 03/01/2022	390,000	354,259
Freeport-McMoRan Copper & Gold, Inc. Senior Notes 5.45% due 03/15/2043*	180,000	158,734
		803,812
Metal-Iron — 0.0%
Cliffs Natural Resources, Inc.
Senior Notes
4.88% due 04/01/2021	277,000	251,046
MRI/Medical Diagnostic Imaging — 0.1%
Radnet Management, Inc. Company Guar. Notes 10.38% due 04/01/2018	301,000	322,070
Multimedia — 0.7%
AOL Time Warner, Inc. Company Guar. Bonds 7.63% due 04/15/2031	840,000	1,058,865
Historic TW, Inc. Company Guar. Notes 6.63% due 05/15/2029	50,000	58,360
NBCUniversal Media LLC Senior Notes 2.88% due 01/15/2023	305,000	289,701
NBCUniversal Media LLC Company Guar. Notes 4.38% due 04/01/2021	389,000	419,612
NBCUniversal Media LLC Senior Notes 5.15% due 04/30/2020	125,000	142,311
News America Holdings, Inc. Company Guar. Notes 8.88% due 04/26/2023	70,000	91,349
News America, Inc. Company Guar. Notes 3.00% due 09/15/2022	380,000	354,651
News America, Inc. Company Guar. Notes 6.15% due 02/15/2041	385,000	427,532

17

News America, Inc. Company Guar. Notes 6.40% due 12/15/2035	150,000	167,549
News America, Inc. Company Guar. Notes 6.90% due 03/01/2019	150,000	181,174
News America, Inc. Company Guar. Notes 7.28% due 06/30/2028	95,000	111,066
News America, Inc. Company Guar. Notes 8.45% due 08/01/2034	20,000	26,555
Time Warner Cos., Inc. Company Guar. Notes 6.95% due 01/15/2028	297,000	357,061
Time Warner Entertainment Co. LP Company Guar. Notes 8.38% due 03/15/2023	175,000	217,976
Time Warner Entertainment Co. LP Company Guar. Notes 8.38% due 07/15/2033	198,000	233,366
Time Warner, Inc. Company Guar. Notes 3.40% due 06/15/2022	75,000	72,695
Time Warner, Inc. Company Guar. Notes 4.00% due 01/15/2022	200,000	203,939
Viacom, Inc. Senior Notes 3.50% due 04/01/2017	400,000	418,838
Viacom, Inc. Senior Notes 6.13% due 10/05/2017	350,000	403,000
		5,235,600
Music — 0.0%
WMG Acquisition Corp. Senior Sec. Notes 6.00% due 01/15/2021*	143,000	145,502
Non-Hazardous Waste Disposal — 0.2%
Casella Waste Systems, Inc. Company Guar. Notes 7.75% due 02/15/2019	132,000	125,400
Republic Services, Inc. Company Guar. Notes 3.55% due 06/01/2022	625,000	608,272
Waste Management, Inc. Company Guar. Notes 6.10% due 03/15/2018	100,000	115,661
Waste Management, Inc. Company Guar. Notes 7.75% due 05/15/2032	450,000	594,216
		1,443,549
Office Automation & Equipment — 0.0%
Xerox Corp. Senior Notes 8.25% due 05/15/2014	100,000	106,246
Oil & Gas Drilling — 0.0%
Hercules Offshore, Inc. Company Guar. Notes 10.50% due 10/15/2017*	33,000	35,228
Oil Companies-Exploration & Production — 0.9%
Alta Mesa Holdings LP/Alta Mesa Finance Services Corp. Company Guar. Notes 9.63% due 10/15/2018	89,000	92,338
Anadarko Holding, Co. Senior Notes 7.15% due 05/15/2028	344,000	393,968
Anadarko Petroleum Corp. Senior Notes 5.75% due 06/15/2014	185,000	193,427
Anadarko Petroleum Corp. Senior Notes 5.95% due 09/15/2016	300,000	336,502
Anadarko Petroleum Corp. Senior Notes 6.20% due 03/15/2040	200,000	224,395
Anadarko Petroleum Corp. Senior Notes 6.38% due 09/15/2017	125,000	143,748
Anadarko Petroleum Corp.
Senior Notes
6.45% due 09/15/2036	100,000	115,874
Apache Corp. Senior Notes 2.63% due 01/15/2023	300,000	276,610
Atlas Energy Holdings Operating Co. LLC/Atlas Resource Finance Corp. Senior Notes 7.75% due 01/15/2021*	163,000	155,665
Carrizo Oil & Gas, Inc. Company Guar. Notes 7.50% due 09/15/2020	55,000	57,200
Chaparral Energy, Inc. Company Guar. Notes 7.63% due 11/15/2022	126,000	128,520
Chesapeake Energy Corp. Company Guar. Notes 5.75% due 03/15/2023	178,000	180,225
Continental Resources, Inc. Company Guar. Notes 4.50% due 04/15/2023*	96,000	93,360
Devon Energy Corp. Senior Notes 4.75% due 05/15/2042	180,000	168,027
Devon Energy Corp. Senior Notes 7.95% due 04/15/2032	85,000	111,252
Devon Financing Corp. LLC Company Guar. Bonds 7.88% due 09/30/2031	150,000	194,229

18

EP Energy LLC/Everest Acquisition Finance, Inc. Company Guar. Notes 7.75% due 09/01/2022	137,000	146,590
EPL Oil & Gas, Inc. Company Guar. Notes 8.25% due 02/15/2018	173,000	178,190
EQT Corp. Senior Notes 8.13% due 06/01/2019	370,000	451,087
Halcon Resources Corp. Company Guar. Notes 8.88% due 05/15/2021	75,000	72,750
Halcon Resources Corp. Company Guar. Notes 9.75% due 07/15/2020	24,000	23,940
Linn Energy LLC/Linn Energy Finance Corp. Company Guar. Notes 6.25% due 11/01/2019*	64,000	60,960
Linn Energy LLC/Linn Energy Finance Corp. Company Guar. Notes 8.63% due 04/15/2020	35,000	36,750
Memorial Production Partners LP/Memorial Production Finance Corp. Company Guar. Notes 7.63% due 05/01/2021*	59,000	58,115
Midstates Petroleum Co., Inc./Midstates Petroleum Co. LLC Senior Notes 9.25% due 06/01/2021*	120,000	112,800
Northern Oil and Gas, Inc. Company Guar. Notes 8.00% due 06/01/2020	174,000	175,740
Penn Virginia Corp. Company Guar. Notes 7.25% due 04/15/2019	70,000	67,200
Penn Virginia Corp. Company Guar. Notes 8.50% due 05/01/2020*	75,000	72,750
Petrohawk Energy Corp. Company Guar. Notes 6.25% due 06/01/2019	210,000	230,475
Petrohawk Energy Corp. Company Guar. Notes 7.25% due 08/15/2018	325,000	354,575
Pioneer Natural Resources Co. Company Guar. Notes 5.88% due 07/15/2016	338,000	376,948
Plains Exploration & Production Co. Company Guar. Notes 6.63% due 05/01/2021	212,000	224,435
Plains Exploration & Production Co. Company Guar. Notes 6.75% due 02/01/2022	352,000	373,041
Plains Exploration & Production Co. Company Guar. Notes 6.88% due 02/15/2023	221,000	236,448
Plains Exploration & Production Co. Senior Notes 7.63% due 04/01/2020	100,000	110,524
QEP Resources, Inc. Senior Notes 6.88% due 03/01/2021	35,000	37,713
Rex Energy Corp. Company Guar. Notes 8.88% due 12/01/2020*	100,000	103,000
Rosetta Resources, Inc. Company Guar. Notes 5.63% due 05/01/2021	115,000	112,269
Samson Investment Co. Senior Notes 10.00% due 02/15/2020*	129,000	135,934
Talos Production LLC/Talos Production Finance, Inc. Senior Notes 9.75% due 02/15/2018*	50,000	47,500
		6,665,074
Oil Companies-Integrated — 0.5%
Chevron Corp. Senior Notes 0.89% due 06/24/2016	235,000	235,308
Chevron Corp. Senior Notes 1.72% due 06/24/2018	352,000	348,763
Chevron Corp. Senior Notes 2.43% due 06/24/2020	280,000	278,404
ConocoPhillips Company Guar. Notes 5.90% due 10/15/2032	300,000	347,927
ConocoPhillips Company Guar. Notes 6.50% due 02/01/2039	400,000	503,201
Hess Corp. Senior Notes 5.60% due 02/15/2041	509,000	522,230
Hess Corp. Senior Notes 7.30% due 08/15/2031	150,000	179,798
Hess Corp. Senior Notes 7.88% due 10/01/2029	391,000	488,542
Murphy Oil Corp. Senior Notes 5.13% due 12/01/2042	254,000	221,973
Phillips 66 Company Guar. Notes 2.95% due 05/01/2017	350,000	360,716
		3,486,862

19

Oil Refining & Marketing — 0.1%
Valero Energy Corp. Company Guar. Notes 4.50% due 02/01/2015	215,000	226,428
Valero Energy Corp. Company Guar. Notes 6.13% due 02/01/2020	100,000	116,205
Valero Energy Corp. Company Guar. Notes 6.63% due 06/15/2037	95,000	109,171
		451,804
Oil-Field Services — 0.0%
Oil States International, Inc. Company Guar. Notes 6.50% due 06/01/2019	90,000	93,150
Paper & Related Products — 0.2%
Clearwater Paper Corp. Company Guar. Notes 4.50% due 02/01/2023*	133,000	126,350
Georgia-Pacific LLC Senior Notes 3.73% due 07/15/2023*	319,000	310,276
Georgia-Pacific LLC Company Guar. Notes 5.40% due 11/01/2020*	480,000	535,248
International Paper Co. Senior Notes 7.30% due 11/15/2039	200,000	240,032
International Paper Co. Senior Notes 7.95% due 06/15/2018	200,000	244,884
Longview Fibre Paper & Packaging, Inc. Senior Sec. Notes 8.00% due 06/01/2016*	60,000	62,550
PH Glatfelter Co. Company Guar. Notes 5.38% due 10/15/2020	75,000	74,250
		1,593,590
Pharmacy Services — 0.1%
Express Scripts Holding Co. Company Guar. Notes 2.10% due 02/12/2015	750,000	762,739
Express Scripts Holding Co. Company Guar. Notes 3.13% due 05/15/2016	20,000	20,797
Express Scripts Holding Co. Company Guar. Notes 7.25% due 06/15/2019	195,000	240,655
		1,024,191
Pipelines — 0.9%
Access Midstream Partners LP/ACMP Finance Corp. Company Guar. Notes 4.88% due 05/15/2023	226,000	209,615
Access Midstream Partners LP/ACMP Finance Corp. Company Guar. Notes 6.13% due 07/15/2022	45,000	45,563
Atlas Pipeline Partners LP/Atlas Pipeline Finance Corp. Company Guar. Notes 5.88% due 08/01/2023*	24,000	22,800
Atlas Pipeline Partners LP/Atlas Pipeline Finance Corp. Company Guar. Notes 6.63% due 10/01/2020*	25,000	25,063
CenterPoint Energy Resources Corp. Senior Notes 4.50% due 01/15/2021	210,000	229,199
DCP Midstream LLC Senior Notes 9.70% due 12/01/2013*	100,000	103,529
Duke Energy Field Services LLC Senior Notes 5.38% due 10/15/2015*	200,000	215,255
Duke Energy Field Services LLC Senior Notes 6.45% due 11/03/2036*	220,000	231,269
El Paso Natural Gas Co. Senior Notes 5.95% due 04/15/2017	370,000	418,470
El Paso Pipeline Partners Operating Co. LLC Company Guar. Notes 4.70% due 11/01/2042	308,000	272,831
El Paso Pipeline Partners Operating Co. LLC Company Guar. Notes 5.00% due 10/01/2021	53,000	56,864
Energy Transfer Equity LP Senior Sec. Notes 7.50% due 10/15/2020	45,000	49,163
Energy Transfer Partners LP Senior Notes 3.60% due 02/01/2023	260,000	243,331
Energy Transfer Partners LP Senior Notes 5.15% due 02/01/2043	260,000	236,320
Energy Transfer Partners LP Senior Notes 5.20% due 02/01/2022	175,000	185,198
Energy Transfer Partners LP Senior Notes 6.13% due 02/15/2017	300,000	337,786
Energy Transfer Partners LP Senior Notes 6.50% due 02/01/2042	303,000	323,127
Energy Transfer Partners LP Senior Notes 7.60% due 02/01/2024*	132,000	161,529
Energy Transfer Partners LP Senior Notes 8.50% due 04/15/2014	56,000	59,244

20

Energy Transfer Partners LP Senior Notes 9.00% due 04/15/2019	47,000	59,794
Enterprise Products Operating LLC Company Guar. Notes 3.35% due 03/15/2023	520,000	500,398
Enterprise Products Operating LLC Company Guar. Notes 5.95% due 02/01/2041	200,000	217,892
Enterprise Products Operating LLC Company Guar. Notes 6.50% due 01/31/2019	150,000	178,949
Genesis Energy LP/Genesis Energy Finance Corp. Company Guar. Notes 7.88% due 12/15/2018	80,000	85,600
Inergy Midstream LP/Finance Corp. Company Guar. Notes 6.00% due 12/15/2020*	85,000	82,025
Kinder Morgan Energy Partners LP Senior Notes 5.00% due 08/15/2042	675,000	636,781
Kinder Morgan Energy Partners LP Senior Notes 6.95% due 01/15/2038	285,000	336,956
Kinder Morgan Energy Partners LP Senior Bonds 7.40% due 03/15/2031	75,000	88,928
Plains All American Pipeline LP/PAA Finance Corp. Senior Notes 2.85% due 01/31/2023	110,000	101,022
Plains All American Pipeline LP/PAA Finance Corp. Senior Notes 5.75% due 01/15/2020	250,000	284,813
Targa Resources Partners LP/Targa Resources Partners Finance Corp. Company Guar. Notes 5.25% due 05/01/2023*	100,000	95,750
Williams Partners LP Senior Notes 3.35% due 08/15/2022	205,000	188,270
Williams Partners LP Senior Notes 4.13% due 11/15/2020	90,000	90,718
Williams Partners LP Senior Notes 6.30% due 04/15/2040	150,000	157,240
		6,531,292
Printing-Commercial — 0.0%
RR Donnelley & Sons Co. Senior Notes 8.25% due 03/15/2019	52,000	54,600
Valassis Communications, Inc. Company Guar. Notes 6.63% due 02/01/2021	100,000	98,000
		152,600
Publishing-Newspapers — 0.0%
McClatchy Co. Senior Sec. Notes 9.00% due 12/15/2022*	110,000	115,500
Publishing-Periodicals — 0.0%
Expo Event Transco, Inc. Senior Notes 9.00% due 06/15/2021*	74,000	73,075
Real Estate Investment Trusts — 0.9%
AMB Property LP Company Guar. Notes 4.00% due 01/15/2018	185,000	191,766
AMB Property LP Company Guar. Notes 4.50% due 08/15/2017	85,000	90,196
AMB Property LP Company Guar. Notes 6.13% due 12/01/2016	220,000	247,880
Boston Properties LP Senior Notes 3.70% due 11/15/2018	165,000	173,299
Brandywine Operating Partnership LP Company Guar. Notes 4.95% due 04/15/2018	310,000	330,149
Brandywine Operating Partnership LP
Company Guar. Notes
5.70% due 05/01/2017	100,000	109,075
Brandywine Operating Partnership LP Company Guar. Notes 7.50% due 05/15/2015	150,000	166,084
Duke Realty LP Senior Notes 3.88% due 10/15/2022	230,000	217,866
Duke Realty LP Senior Notes 5.95% due 02/15/2017	15,000	16,645
Duke Realty LP Senior Notes 7.38% due 02/15/2015	250,000	272,851
Equity One, Inc. Company Guar. Notes 6.00% due 09/15/2017	160,000	178,048
HCP, Inc. Senior Notes 2.63% due 02/01/2020	265,000	248,253
HCP, Inc. Senior Notes 3.75% due 02/01/2016	120,000	126,351
HCP, Inc. Senior Notes 3.75% due 02/01/2019	65,000	66,699
HCP, Inc. Senior Notes 6.00% due 01/30/2017	50,000	56,089

21

HCP, Inc. Senior Notes 6.30% due 09/15/2016	300,000	340,740
Health Care REIT, Inc. Senior Notes 4.13% due 04/01/2019	720,000	753,114
Kimco Realty Corp. Senior Notes 3.13% due 06/01/2023	300,000	277,562
Kimco Realty Corp. Senior Notes 4.30% due 02/01/2018	150,000	161,187
Kimco Realty Corp. Senior Notes 5.19% due 10/01/2013	80,000	80,786
Liberty Property LP Senior Notes 4.13% due 06/15/2022	300,000	296,695
Liberty Property LP Senior Notes 4.75% due 10/01/2020	80,000	84,236
Liberty Property LP Senior Notes 5.50% due 12/15/2016	110,000	121,439
Omega Healthcare Investors, Inc. Company Guar. Notes 5.88% due 03/15/2024	57,000	58,852
ProLogis LP Company Guar. Notes 6.63% due 05/15/2018	200,000	230,200
Realty Income Corp. Senior Notes 3.25% due 10/15/2022	305,000	278,967
Realty Income Corp. Senior Notes 6.75% due 08/15/2019	160,000	188,762
RHP Hotel Properties LP/RHP Finance Corp. Company Guar. Notes 5.00% due 04/15/2021*	95,000	92,150
Simon Property Group LP Senior Notes 1.50% due 02/01/2018*	375,000	361,197
Simon Property Group LP Senior Notes 6.13% due 05/30/2018	175,000	205,606
UDR, Inc. Company Guar. Notes 4.25% due 06/01/2018	70,000	74,253
Ventas Realty LP/Ventas Capital Corp. Company Guar. Notes 2.70% due 04/01/2020	110,000	104,009
Ventas Realty LP/Ventas Capital Corp. Company Guar. Notes 3.13% due 11/30/2015	155,000	162,204
Ventas Realty LP/Ventas Capital Corp. Company Guar. Notes 3.25% due 08/15/2022	320,000	297,052
Ventas Realty LP/Ventas Capital Corp. Company Guar. Notes 4.75% due 06/01/2021	230,000	241,626
		6,901,888
Real Estate Management/Services — 0.0%
Kennedy-Wilson, Inc. Company Guar. Notes 8.75% due 04/01/2019	110,000	118,250
Real Estate Operations & Development — 0.1%
First Industrial LP Senior Notes 5.75% due 01/15/2016	60,000	63,552
Regency Centers LP Company Guar. Notes 4.95% due 04/15/2014	100,000	102,892
Regency Centers LP Company Guar. Bonds 5.25% due 08/01/2015	305,000	328,034
		494,478
Recycling — 0.0%
Aleris International, Inc. Escrow Notes 9.00% due 12/15/2014†(8)(9)	70,000	3
Rental Auto/Equipment — 0.1%
ERAC USA Finance LLC Company Guar. Notes 3.30% due 10/15/2022*	10,000	9,492
ERAC USA Finance LLC Company Guar. Notes 7.00% due 10/15/2037*	215,000	253,163
H&E Equipment Services, Inc. Company Guar. Notes 7.00% due 09/01/2022	100,000	104,250
NES Rentals Holdings, Inc. Sec. Notes 7.88% due 05/01/2018*	89,000	87,888
		454,793
Retail-Apparel/Shoe — 0.0%
Limited Brands, Inc. Company Guar. Notes 5.63% due 02/15/2022	100,000	101,500
Retail-Auto Parts — 0.1%
AutoZone, Inc. Senior Notes 3.70% due 04/15/2022	173,000	168,202
AutoZone, Inc. Senior Notes 4.00% due 11/15/2020	425,000	434,291
		602,493
Retail-Automobile — 0.1%
AutoNation, Inc. Company Guar. Notes 6.75% due 04/15/2018	657,000	732,555

22

Retail-Building Products — 0.1%
Home Depot, Inc. Senior Notes 2.70% due 04/01/2023	25,000	23,701
Home Depot, Inc. Senior Notes 5.88% due 12/16/2036	350,000	411,543
		435,244
Retail-Discount — 0.3%
Wal-Mart Stores, Inc. Senior Notes 2.55% due 04/11/2023	435,000	407,639
Wal-Mart Stores, Inc. Senior Notes 3.63% due 07/08/2020	200,000	211,247
Wal-Mart Stores, Inc. Senior Bonds 5.25% due 09/01/2035	400,000	434,286
Wal-Mart Stores, Inc. Senior Notes 5.63% due 04/15/2041	580,000	670,953
Wal-Mart Stores, Inc. Senior Notes 6.20% due 04/15/2038	275,000	337,442
		2,061,567
Retail-Drug Store — 0.1%
CVS Caremark Corp. Senior Notes 5.75% due 05/15/2041	105,000	118,359
CVS Caremark Corp. Senior Notes 6.13% due 09/15/2039	225,000	262,929
CVS Pass-Through Trust Pass Through Certs. 5.77% due 01/10/2033*	112,973	123,587
CVS Pass-Through Trust Pass Through Certs. 5.93% due 01/10/2034*	207,963	231,979
CVS Pass-Through Trust Pass Through Certs. 6.04% due 12/10/2028	185,665	209,421
Rite Aid Corp. Company Guar. Notes 6.75% due 06/15/2021*	100,000	98,250
		1,044,525
Retail-Pawn Shops — 0.0%
Cash America International, Inc. Senior Notes 5.75% due 05/15/2018*	100,000	95,500
Retail-Pet Food & Supplies — 0.0%
Radio Systems Corp. Sec. Notes 8.38% due 11/01/2019*	141,000	150,165
Retail-Regional Department Stores — 0.0%
Bon-Ton Department Stores, Inc. Sec. Notes 8.00% due 06/15/2021*	77,000	78,251
Retail-Restaurants — 0.1%
Dave & Buster’s, Inc. Company Guar. Notes 11.00% due 06/01/2018	55,000	60,913
Landry’s, Inc. Senior Notes 9.38% due 05/01/2020*	144,000	151,920
McDonald’s Corp. Senior Notes 3.70% due 02/15/2042	130,000	115,517
Wok Acquisition Corp. Company Guar. Notes 10.25% due 06/30/2020*	111,000	122,100
		450,450
Savings & Loans/Thrifts — 0.2%
Astoria Financial Corp. Senior Notes 5.00% due 06/19/2017	227,000	238,555
First Niagara Financial Group, Inc. Senior Notes 6.75% due 03/19/2020	449,000	520,204
First Niagara Financial Group, Inc.
Sub. Notes
7.25% due 12/15/2021	272,000	312,774
RBS Citizens Financial Group, Inc. Sub. Notes 4.15% due 09/28/2022*	460,000	446,959
Santander Holdings USA, Inc. Senior Notes 3.00% due 09/24/2015	240,000	246,080
		1,764,572
Schools — 0.1%
Northwestern University Bonds 4.20% due 12/01/2047	176,000	171,868
President and Fellows of Harvard College Bonds 3.62% due 10/01/2037	126,000	114,270
University of Pennsylvania Senior Notes 4.67% due 09/01/2112	133,000	127,207
		413,345
Security Services — 0.0%
ADT Corp. Senior Notes 4.88% due 07/15/2042	209,000	177,431
Shipbuilding — 0.0%
Huntington Ingalls Industries, Inc. Company Guar. Notes 7.13% due 03/15/2021	99,000	106,425

23

Special Purpose Entities — 0.2%
Compiler Finance Sub, Inc. Senior Notes 7.00% due 05/01/2021*	122,000	118,340
Goldman Sachs Capital I Ltd. Guar.Notes 6.35% due 02/15/2034	250,000	240,215
MassMutual Global Funding II Senior Sec. Notes 2.00% due 04/05/2017*	397,000	397,816
MassMutual Global Funding II Sec. Notes 2.50% due 10/17/2022*	156,000	141,413
Principal Life Global Funding I Senior Sec. Notes 6.13% due 10/15/2033*	190,000	218,700
		1,116,484
Steel Pipe & Tube — 0.0%
JMC Steel Group, Inc. Senior Notes 8.25% due 03/15/2018*	138,000	134,895
Steel-Producers — 0.0%
AK Steel Corp. Senior Sec. Notes 8.75% due 12/01/2018*	102,000	107,355
Storage/Warehousing — 0.0%
Mobile Mini, Inc. Company Guar. Notes 7.88% due 12/01/2020	160,000	172,000
Telecom Services — 0.0%
BellSouth Telecommunications, Inc. Senior Notes 6.38% due 06/01/2028	180,000	203,183
Consolidated Communications Finance Co. Company Guar. Notes 10.88% due 06/01/2020	25,000	28,250
Qwest Corp. Senior Notes 7.50% due 10/01/2014	50,000	53,818
		285,251
Telephone-Integrated — 0.7%
AT&T, Inc. Senior Notes 3.88% due 08/15/2021	235,000	242,377
AT&T, Inc. Senior Notes 4.35% due 06/15/2045	142,000	123,544
AT&T, Inc. Senior Notes 5.35% due 09/01/2040	556,000	562,582
AT&T, Inc. Senior Notes 5.50% due 02/01/2018	375,000	428,908
AT&T, Inc. Senior Notes 6.30% due 01/15/2038	600,000	667,060
AT&T, Inc. Senior Notes 6.50% due 09/01/2037	227,000	257,554
BellSouth Corp. Senior Notes 6.55% due 06/15/2034	210,000	229,299
Cincinnati Bell, Inc. Company Guar. Notes 8.38% due 10/15/2020	325,000	333,937
Frontier Communications Corp. Senior Notes 8.25% due 04/15/2017	16,000	18,000
Frontier Communications Corp. Senior Notes 8.50% due 04/15/2020	201,000	221,603
Frontier Communications Corp. Senior Notes 9.25% due 07/01/2021	44,000	50,270
Sprint Capital Corp. Company Guar. Notes 8.75% due 03/15/2032	215,000	236,500
Verizon Communications, Inc. Senior Notes 6.40% due 02/15/2038	642,000	747,542
Verizon Communications, Inc. Senior Notes 8.75% due 11/01/2018	504,000	656,883
Verizon Global Funding Corp. Senior Notes 7.75% due 12/01/2030	540,000	699,587
Windstream Corp. Company Guar. Notes 6.38% due 08/01/2023	77,000	71,995
		5,547,641
Television — 0.1%
CBS Corp. Company Guar. Notes 3.38% due 03/01/2022	111,000	106,999
CBS Corp. Company Guar. Notes 8.88% due 05/15/2019	405,000	521,942
Viacom, Inc. Company Guar. Notes 7.88% due 07/30/2030	70,000	89,189
		718,130
Theaters — 0.0%
Regal Entertainment Group Senior Notes 5.75% due 06/15/2023	83,000	80,303
Tobacco — 0.3%
Altria Group, Inc. Company Guar. Notes 2.85% due 08/09/2022	675,000	624,157

24

Altria Group, Inc. Company Guar. Notes 9.25% due 08/06/2019	46,000	60,922
Altria Group, Inc. Company Guar. Notes 9.70% due 11/10/2018	132,000	175,482
Altria Group, Inc. Company Guar. Notes 9.95% due 11/10/2038	125,000	185,001
Lorillard Tobacco Co. Company Guar. Notes 8.13% due 06/23/2019	125,000	153,172
Philip Morris International, Inc. Senior Notes 2.63% due 03/06/2023	700,000	647,992
Reynolds American, Inc. Company Guar. Notes 3.25% due 11/01/2022	145,000	134,792
Reynolds American, Inc. Company Guar. Notes 7.75% due 06/01/2018	175,000	214,820
		2,196,338
Transport-Equipment & Leasing — 0.1%
Aviation Capital Group Corp. Senior Notes 4.63% due 01/31/2018*	134,000	131,919
GATX Corp. Senior Notes 3.90% due 03/30/2023	240,000	234,310
		366,229
Transport-Rail — 0.2%
Burlington Northern Santa Fe LLC Senior Notes 3.05% due 09/01/2022	680,000	656,265
CSX Corp. Senior Notes 4.25% due 06/01/2021	95,000	101,522
Norfolk Southern Corp. Senior Notes 6.00% due 05/23/2111	197,000	216,487
Union Pacific Corp. Senior Notes 2.95% due 01/15/2023	285,000	274,444
		1,248,718
Transport-Services — 0.0%
Era Group, Inc. Company Guar. Notes 7.75% due 12/15/2022	111,000	111,000
United Parcel Service, Inc. Senior Notes 2.45% due 10/01/2022	215,000	202,704
		313,704
Travel Services — 0.0%
Sabre, Inc. Senior Sec. Notes 8.50% due 05/15/2019*	200,000	213,000
Trucking/Leasing — 0.1%
Penske Truck Leasing Co. LP/PTL Finance Corp. Senior Notes 2.50% due 07/11/2014*	71,000	72,012
Penske Truck Leasing Co. LP/PTL Finance Corp. Senior Notes 2.50% due 03/15/2016*	355,000	361,099
Penske Truck Leasing Co. LP/PTL Finance Corp. Senior Notes 2.88% due 07/17/2018*	315,000	318,133
Penske Truck Leasing Co. LP/PTL Finance Corp. Notes 3.75% due 05/11/2017*	55,000	57,546
		808,790
Wireless Equipment — 0.0%
Motorola Solutions, Inc. Senior Notes 6.63% due 11/15/2037	6,835	7,077
Total U.S. Corporate Bonds & Notes (cost $198,415,527)		199,316,172
FOREIGN CORPORATE BONDS & NOTES — 7.4%
Agricultural Chemicals — 0.0%
Agrium Inc
Senior Notes
3.15% due 10/01/2022	125,000	117,515
Agrium, Inc. Senior Notes 7.70% due 02/01/2017	100,000	115,049
		232,564
Auto-Cars/Light Trucks — 0.0%
Volkswagen International Finance NV Company Guar. Notes 1.60% due 11/20/2017*	262,000	256,946
Auto/Truck Parts & Equipment-Original — 0.0%
Schaeffler Finance BV Senior Sec. Notes 4.75% due 05/15/2021*	234,000	222,300
Banks-Commercial — 0.6%
Abbey National Treasury Services PLC Bank Guar. Notes 3.88% due 11/10/2014*	200,000	205,947
ANZ New Zealand Int’l, Ltd. Bank Guar. Notes 1.13% due 03/24/2016*	811,000	804,666
Bank of Montreal Senior Notes 1.45% due 04/09/2018	338,000	326,247

25

Barclays Bank PLC Sub. Notes 6.05% due 12/04/2017*	1,156,000	1,250,468
ING Bank NV Notes 2.00% due 09/25/2015*	666,000	671,648
National Australia Bank, Ltd. Senior Notes 1.60% due 08/07/2015	435,000	440,920
National Bank of Canada Bank Guar. Notes 1.45% due 11/07/2017	650,000	633,263
Standard Chartered PLC Sub. Notes 3.95% due 01/11/2023*	390,000	362,796
		4,695,955
Banks-Money Center — 0.1%
ABN Amro Bank NV Senior Notes 4.25% due 02/02/2017*	290,000	309,181
Beverages-Wine/Spirits — 0.1%
Pernod-Ricard SA Senior Notes 5.75% due 04/07/2021*	650,000	722,083
Brewery — 0.1%
Heineken NV Senior Notes 1.40% due 10/01/2017*	585,000	568,387
Broadcast Services/Program — 0.0%
Grupo Televisa SAB Senior Notes 6.63% due 01/15/2040	190,000	209,522
Cable/Satellite TV — 0.0%
British Sky Broadcasting Group PLC Company Guar. Notes 6.10% due 02/15/2018*	200,000	229,204
Cellular Telecom — 0.1%
America Movil SAB de CV Company Guar. Notes 2.38% due 09/08/2016	340,000	344,491
America Movil SAB de CV Senior Notes 4.38% due 07/16/2042	320,000	272,720
Vodafone Group PLC Senior Notes 1.50% due 02/19/2018	350,000	335,049
		952,260
Chemicals-Specialty — 0.0%
Methanex Corp. Senior Notes 6.00% due 08/15/2015	220,000	236,517
Commercial Services — 0.0%
Global A&T Electronics, Ltd. Senior Sec. Notes 10.00% due 02/01/2019*	200,000	203,000
Cruise Lines — 0.0%
Royal Caribbean Cruises, Ltd. Senior Notes 5.25% due 11/15/2022	132,000	129,360
Diversified Banking Institutions — 0.7%
BNP Paribas SA Senior Notes 2.38% due 09/14/2017	890,000	881,100
BNP Paribas SA Senior Notes 3.25% due 03/03/2023	150,000	137,888
Deutsche Bank AG VRS Sub. Notes 4.30% due 05/24/2028	934,000	862,399
HSBC Holdings PLC Senior Notes 5.10% due 04/05/2021	200,000	219,732
HSBC Holdings PLC Sub. Notes 6.80% due 06/01/2038	775,000	891,375
Royal Bank of Scotland Group PLC
Senior Notes
2.55% due 09/18/2015	375,000	381,285
Royal Bank of Scotland Group PLC
Sub. Notes
6.10% due 06/10/2023	456,000	432,613
Royal Bank of Scotland Group PLC
Senior Notes
6.40% due 10/21/2019	282,000	313,328
Royal Bank of Scotland PLC Bank Guar. Notes 3.95% due 09/21/2015	150,000	156,667
Royal Bank of Scotland PLC Bank Guar. Notes 6.13% due 01/11/2021	275,000	305,316
UBS AG Sub. Notes 5.88% due 07/15/2016	535,000	589,001
		5,170,704
Diversified Financial Services — 0.1%
Hyundai Capital Services, Inc. Senior Notes 6.00% due 05/05/2015*	416,000	446,728
Diversified Manufacturing Operations — 0.2%
Bombardier, Inc. Senior Notes 6.13% due 01/15/2023*	177,000	175,672
Ingersoll-Rand Global Holding Co., Ltd. Company Guar. Notes 2.88% due 01/15/2019*	219,000	216,039
Ingersoll-Rand Global Holding Co., Ltd. Company Guar. Notes 4.25% due 06/15/2023*	222,000	220,606

26

Pentair Finance SA Company Guar. Notes 1.35% due 12/01/2015	180,000	180,289
Siemens Financieringsmaatschappij NV Company Guar. Notes 6.13% due 08/17/2026*	350,000	415,541
		1,208,147
Diversified Minerals — 0.2%
FMG Resources August 2006 Pty, Ltd. Company Guar. Notes 6.38% due 02/01/2016*	50,000	49,937
FMG Resources August 2006 Pty, Ltd. Company Guar. Notes 6.88% due 04/01/2022*	193,000	187,210
Teck Resources, Ltd. Company Guar. Notes 5.20% due 03/01/2042	440,000	373,200
Teck Resources, Ltd. Company Guar. Notes 6.00% due 08/15/2040	483,000	453,118
Xstrata Finance Canada, Ltd. Company Guar. Notes 2.70% due 10/25/2017*	325,000	315,179
Xstrata Finance Canada, Ltd. Company Guar. Notes 3.60% due 01/15/2017*	150,000	151,175
		1,529,819
Diversified Operations — 0.1%
Hutchison Whampoa International 0919, Ltd. Company Guar. Notes 5.75% due 09/11/2019*	230,000	258,387
Hutchison Whampoa International 11, Ltd. Company Guar. Notes 3.50% due 01/13/2017*	205,000	211,231
		469,618
Electric-Integrated — 0.0%
Enel Finance International NV Company Guar. Notes 6.80% due 09/15/2037*	180,000	180,251
Finance-Leasing Companies — 0.0%
Aircastle, Ltd. Senior Notes 6.25% due 12/01/2019	94,000	97,643
Milestone Aviation Group, Ltd. Senior Notes 8.63% due 12/15/2017*	48,000	49,680
		147,323
Insurance-Multi-line — 0.0%
Catlin Insurance Co., Ltd. FRS Jr. Sub. Notes 7.25% due 01/19/2017*(4)	70,000	71,575
Insurance-Property/Casualty — 0.1%
Sompo Japan Insurance, Inc. FRS Jr. Sub. Notes 5.33% due 03/28/2073*	450,000	417,606
Investment Companies — 2.1%
Temasek Financial I, Ltd. Company Guar. Notes 2.38% due 01/23/2023*	262,000	232,738
Temasek Financial I, Ltd. Company Guar. Notes 4.50% due 09/21/2015*	14,000,000	15,080,310
		15,313,048
Medical Products — 0.1%
Mallinckrodt International Finance SA Company Guar. Notes 3.50% due 04/15/2018*	194,000	191,780
Mallinckrodt International Finance SA Company Guar. Notes 4.75% due 04/15/2023*	242,000	230,530
		422,310
Medical-Drugs — 0.2%
AstraZeneca PLC Senior Notes 1.95% due 09/18/2019	210,000	206,214
AstraZeneca PLC Senior Notes 6.45% due 09/15/2037	315,000	386,972
Sanofi
Senior Notes
1.25% due 04/10/2018	550,000	532,723
Takeda Pharmaceutical Co., Ltd. Senior Notes 1.63% due 03/17/2017*	448,000	445,953
		1,571,862
Metal-Diversified — 0.2%
Inco, Ltd. Senior Bonds 7.20% due 09/15/2032	220,000	235,042
Noranda, Inc. Company Guar. Notes 6.00% due 10/15/2015	225,000	245,023
Rio Tinto Finance USA PLC Company Guar. Notes 1.38% due 06/17/2016	500,000	496,990
Rio Tinto Finance USA PLC Company Guar. Notes 2.25% due 12/14/2018	222,000	215,731
		1,192,786
Metal-Iron — 0.0%
Vale SA Senior Notes 5.63% due 09/11/2042	225,000	196,288
Oil & Gas Drilling — 0.3%
Ensco PLC Senior Notes 4.70% due 03/15/2021	375,000	398,146

27

Transocean, Inc. Company Guar. Notes 2.50% due 10/15/2017	120,000	118,589
Transocean, Inc. Company Guar. Notes 4.95% due 11/15/2015	160,000	171,615
Transocean, Inc. Company Guar. Notes 5.05% due 12/15/2016	250,000	271,856
Transocean, Inc. Company Guar. Notes 6.38% due 12/15/2021	125,000	140,496
Transocean, Inc. Company Guar. Notes 6.50% due 11/15/2020	489,000	550,423
Transocean, Inc. Company Guar. Notes 6.80% due 03/15/2038	222,000	236,159
Transocean, Inc. Company Guar. Notes 7.50% due 04/15/2031	127,000	141,156
		2,028,440
Oil Companies-Exploration & Production — 0.5%
Anadarko Finance Co. Company Guar. Notes 7.50% due 05/01/2031	348,000	433,849
Canadian Natural Resources, Ltd. Senior Notes 5.70% due 05/15/2017	400,000	453,636
CNOOC Finance 2012, Ltd. Company Guar. Notes 3.88% due 05/02/2022*	475,000	458,640
CNPC General Capital, Ltd. Company Guar. Notes 2.75% due 04/19/2017*	450,000	450,592
CNPC HK Overseas Capital, Ltd. Company Guar. Notes 4.50% due 04/28/2021*	255,000	262,126
Encana Corp. Senior Notes 5.15% due 11/15/2041	145,000	137,404
Encana Corp. Senior Notes 5.90% due 12/01/2017	400,000	453,548
Gazprom Neft OAO Via GPN Capital SA Senior Notes 4.38% due 09/19/2022*	505,000	462,504
MEG Energy Corp. Company Guar. Notes 6.50% due 03/15/2021*	125,000	123,906
Nexen, Inc. Senior Notes 6.20% due 07/30/2019	100,000	117,632
Nexen, Inc. Senior Notes 7.50% due 07/30/2039	265,000	323,638
		3,677,475
Oil Companies-Integrated — 0.8%
BG Energy Capital PLC Company Guar. Notes 4.00% due 10/15/2021*	375,000	389,783
BP Capital Markets PLC Company Guar. Notes 1.38% due 11/06/2017	350,000	340,764
BP Capital Markets PLC Company Guar. Notes 1.85% due 05/05/2017	240,000	240,293
BP Capital Markets PLC Company Guar. Notes 2.25% due 11/01/2016	583,000	597,016
BP Capital Markets PLC Company Guar. Notes 2.75% due 05/10/2023	700,000	647,234
BP Capital Markets PLC Company Guar. Notes 3.13% due 10/01/2015	486,000	507,951
BP Capital Markets PLC Company Guar. Notes 3.25% due 05/06/2022	550,000	533,756
Lukoil International Finance BV
Company Guar. Notes
3.42% due 04/24/2018*	405,000	393,863
Petrobras Global Finance BV Company Guar. Notes 4.38% due 05/20/2023	200,000	183,468
Petrobras International Finance Co. Company Guar. Notes 5.38% due 01/27/2021	150,000	150,704
Petrobras International Finance Co. Company Guar. Notes 7.88% due 03/15/2019	150,000	173,454
Petroleos Mexicanos Company Guar. Notes 5.50% due 06/27/2044*	166,000	149,400
Petroleos Mexicanos Company Guar. Notes 6.50% due 06/02/2041	525,000	542,063
Shell International Finance BV Company Guar. Notes 6.38% due 12/15/2038	400,000	515,334
Statoil ASA Company Guar. Notes 2.65% due 01/15/2024	216,000	200,319
Statoil ASA Company Guar. Notes 3.95% due 05/15/2043	68,000	61,503
		5,626,905
Petrochemicals — 0.0%
Mexichem SAB de CV Company Guar. Notes 6.75% due 09/19/2042*	214,000	209,720

28

Real Estate Operations & Development — 0.0%
Mattamy Group Corp. Senior Notes 6.50% due 11/15/2020*	233,000	228,340
Satellite Telecom — 0.0%
Intelsat Luxembourg SA Company Guar. Notes 7.75% due 06/01/2021*	180,000	181,800
Semiconductor Components-Integrated Circuits — 0.1%
TSMC Global Ltd Company Guar. Notes 1.63% due 04/03/2018*	450,000	432,606
Specified Purpose Acquisitions — 0.0%
EADS Finance BV Company Guar. Notes 2.70% due 04/17/2023*	205,000	189,951
Steel-Producers — 0.0%
ArcelorMittal Senior Notes 7.25% due 03/01/2041	50,000	46,750
Telecom Services — 0.1%
UPCB Finance III, Ltd. Senior Sec. Notes 6.63% due 07/01/2020*	65,000	67,275
Vivendi SA Senior Notes 2.40% due 04/10/2015*	161,000	163,833
Wind Acquisition Holdings Finance SA Senior Sec. Notes 12.25% due 07/15/2017*(6)(10)	112,625	113,470
		344,578
Telephone-Integrated — 0.4%
British Telecommunications PLC Senior Notes 1.63% due 06/28/2016	496,000	498,175
British Telecommunications PLC Senior Notes 2.00% due 06/22/2015	265,000	270,196
Deutsche Telekom International Finance BV Company Guar. Notes 3.13% due 04/11/2016*	250,000	260,819
Deutsche Telekom International Finance BV Company Guar. Bonds 8.75% due 06/15/2030	420,000	582,654
Koninklijke KPN NV VRS Senior Sub. Notes 7.00% due 03/28/2073*	251,000	237,036
Nippon Telegraph & Telephone Corp. Senior Notes 1.40% due 07/18/2017	290,000	285,133
Telecom Italia Capital SA Company Guar. Notes 7.00% due 06/04/2018	175,000	192,377
Telecom Italia Capital SA Company Guar. Notes 7.72% due 06/04/2038	244,000	247,611
Telefonica Emisiones SAU Company Guar. Notes 3.19% due 04/27/2018	281,000	272,179
Telefonica Emisiones SAU Company Guar. Notes 3.99% due 02/16/2016	125,000	128,913
Telefonos de Mexico SAB de CV Senior Notes 5.50% due 11/15/2019	270,000	296,005
		3,271,098
Tobacco — 0.1%
BAT International Finance PLC Company Guar. Notes 9.50% due 11/15/2018*	100,000	133,976
Imperial Tobacco Finance PLC Company Guar. Notes 3.50% due 02/11/2023*	700,000	658,112
		792,088
Transport-Rail — 0.1%
Canadian Pacific Railway Co. Senior Notes 5.95% due 05/15/2037	285,000	319,598
Canadian Pacific Railway, Ltd.
Senior Notes
4.50% due 01/15/2022	425,000	444,037
		763,635
Total Foreign Corporate Bonds & Notes (cost $55,281,982)		55,098,730
FOREIGN GOVERNMENT AGENCIES — 0.8%
Regional Authority — 0.1%
Hydro-Quebec Government Guar. Notes 1.38% due 06/19/2017	266,000	265,095
Province of British Columbia Senior Notes 2.85% due 06/15/2015	326,000	340,768
		605,863
Sovereign — 0.7%
Arab Republic of Egypt Senior Notes 5.75% due 04/29/2020	200,000	157,040
Federative Republic of Brazil Senior Notes 4.88% due 01/22/2021	150,000	160,125
Federative Republic of Brazil Senior Bonds 7.13% due 01/20/2037	220,000	261,800
Federative Republic of Brazil Senior Notes 8.75% due 02/04/2025	50,000	69,250
Government of Canada Senior Notes 0.88% due 02/14/2017	306,000	304,501

29

Government of Romania Senior Notes 6.75% due 02/07/2022	50,000	55,743
Oriental Republic of Uruguay Senior Notes 7.63% due 03/21/2036	180,000	227,250
Republic of Belarus Senior Notes 8.95% due 01/26/2018	100,000	99,750
Republic of Colombia Senior Notes 4.38% due 07/12/2021	200,000	208,300
Republic of Croatia Senior Notes 6.38% due 03/24/2021	300,000	313,875
Republic of Hungary Senior Notes 4.13% due 02/19/2018	94,000	91,415
Republic of Hungary Senior Notes 4.75% due 02/03/2015	50,000	50,625
Republic of Hungary Senior Notes 6.25% due 01/29/2020	150,000	156,750
Republic of Indonesia Bonds 3.75% due 04/25/2022	200,000	188,000
Republic of Indonesia Senior Notes 4.63% due 04/15/2043*	230,000	201,250
Republic of Peru Senior Notes 7.13% due 03/30/2019	100,000	121,000
Republic of Poland Senior Notes 3.00% due 03/17/2023	41,000	37,003
Republic of Poland Senior Notes 3.00% due 03/17/2023	159,000	143,497
Republic of South Africa Senior Notes 4.67% due 01/17/2024	150,000	143,250
Republic of Sri Lanka Senior Notes 5.88% due 07/25/2022	200,000	189,000
Republic of the Philippines Senior Notes 6.38% due 10/23/2034	200,000	240,000
Republic of the Philippines Senior Notes 9.88% due 01/15/2019	20,000	27,175
Republic of the Philippines Senior Notes 10.63% due 03/16/2025	120,000	190,200
Republic of Turkey Senior Notes 7.38% due 02/05/2025	236,000	279,660
Republic of Turkey Senior Notes 11.88% due 01/15/2030	38,000	63,650
Republic of Venezuela Senior Notes 11.75% due 10/21/2026	110,000	104,500
Republic of Venezuela Senior Notes 11.95% due 08/05/2031	150,000	143,250
Republic of Venezuela Senior Notes 12.75% due 08/23/2022	50,000	51,250
Russian Federation Senior Bonds 3.25% due 04/04/2017*	400,000	411,452
Russian Federation Senior Notes 7.50% due 03/31/2030(5)	186,250	218,145
Russian Federation Senior Notes 11.00% due 07/24/2018	30,000	41,070
United Mexican States
Senior Notes
3.63% due 03/15/2022	100,000	98,000
United Mexican States Senior Notes 4.75% due 03/08/2044	372,000	331,080
United Mexican States Senior Notes 5.75% due 10/12/2110	132,000	120,450
		5,499,306
Total Foreign Government Agencies (cost $6,532,234)		6,105,169
MUNICIPAL BONDS & NOTES — 0.6%
Bay Area Toll Authority Revenue Bonds Series F-2 6.26% due 04/01/2049	475,000	551,361
California State Public Works Board Revenue Bonds Series G2 8.36% due 10/01/2034	125,000	159,390
Los Angeles County Metropolitan Transportation Authority Revenue Bonds 5.74% due 06/01/2039	215,000	240,447
Metropolitan Transportation Authority Revenue Bonds Series A2 6.09% due 11/15/2040	130,000	151,219
New Jersey State Turnpike Authority Revenue Bonds Series F 7.41% due 01/01/2040	125,000	166,414
New York State Dormitory Authority Revenue Bonds Series F 5.63% due 03/15/2039	30,000	33,353
Ohio State University Revenue Bonds Series A 4.80% due 06/01/2111	434,000	373,826
Port Authority of New York & New Jersey Revenue Bonds Series 174 4.46% due 10/01/2062	320,000	285,657
Port Authority of New York & New Jersey Revenue Bonds Series 168 4.93% due 10/01/2051	315,000	310,779
Port Authority of New York & New Jersey Revenue Bonds Series 158 5.86% due 12/01/2024	150,000	171,927
State of California General Obligation Bonds 4.85% due 10/01/2014	125,000	131,624
State of California General Obligation Bonds 7.55% due 04/01/2039	375,000	502,140
State of California General Obligation Bonds 7.63% due 03/01/2040	275,000	369,372
State of Illinois General Obligation Bonds 5.10% due 06/01/2033	120,000	111,355
University of California Revenue Bonds Series H 6.55% due 05/15/2048	450,000	537,192
Total Municipal Bonds & Notes (cost $4,055,571)		4,096,056
U.S. GOVERNMENT AGENCIES — 22.4%
Federal Home Loan Bank — 0.2%
0.38% due 06/24/2016	505,000	499,326
1.25% due 12/12/2014	660,000	668,058
3.63% due 10/18/2013	735,000	742,563
		1,909,947
Federal Home Loan Mtg. Corp. — 3.2%
1.00% due 08/27/2014	2,544,000	2,567,199
2.00% due 08/25/2016	5,485,000	5,682,405
2.38% due 01/13/2022	1,097,000	1,066,039
2.50% due 01/01/2028	324,692	327,080
3.00% due 08/01/2027	1,084,628	1,116,992
3.00% due 10/01/2042	512,313	500,778
3.00% due 11/01/2042	717,050	699,999
3.00% due 02/01/2043	1,486,050	1,440,762
3.00% due 04/01/2043	498,324	486,474
3.50% due 11/01/2041	664,243	673,751
3.50% due 03/01/2042	268,877	272,790
3.50% due 04/01/2042	941,749	955,230
3.50% due 08/01/2042	476,701	484,303
3.75% due 03/27/2019	796,000	874,996
4.00% due 05/01/2040	625,652	656,722
4.00% due 02/01/2041	1,260,011	1,311,040
4.50% due 01/01/2039	55,577	58,483
4.50% due 04/01/2040	1,134,024	1,222,332

30

5.00% due 03/01/2038	86,148	91,844
5.50% due 01/01/2036	624,229	682,642
5.50% due 09/01/2037	99,125	106,490
5.50% due 10/01/2037	439,006	471,625
5.50% due 04/01/2038	344,245	369,822
5.50% due 06/01/2041	775,334	835,121
6.00% due 03/01/2040	67,506	73,317
6.25% due 07/15/2032	206,000	272,997
6.50% due 03/01/2037	95,783	107,712
6.50% due 11/01/2037	65,883	74,089
6.75% due 03/15/2031	100,000	136,996
Federal Home Loan Mtg. Corp., Structured Pass-Thru Certs. VRS
Series K701, Class X1
0.30% due 11/25/2017(2)(3)	2,396,741	27,586
Series K013, Class X1
0.67% due 01/25/2021(2)(3)	2,454,105	89,538
		23,737,154
Federal National Mtg. Assoc. — 5.1%
zero coupon due 10/09/2019	602,000	505,680
0.63% due 10/30/2014	1,505,000	1,511,399
1.63% due 10/26/2015	750,000	768,593
2.38% due 04/11/2016	1,245,000	1,301,695
2.50% due 04/01/2028	594,489	598,876
3.00% due 10/01/2027	1,414,051	1,457,159
3.00% due 11/01/2027	443,669	457,032
3.00% due 03/01/2042	509,095	498,115
3.00% due 06/01/2042	249,548	244,166
3.00% due 12/01/2042	1,763,700	1,725,706
3.50% due 08/01/2027	201,930	210,550
3.50% due 12/01/2041	593,555	603,351
3.50% due 01/01/2042	449,990	457,417
3.50% due 03/01/2042	646,366	657,033
3.50% due 04/01/2042	451,944	459,402
3.50% due 05/01/2042	464,146	471,806
3.50% due 06/01/2042	443,313	450,629
3.50% due 07/01/2042	563,020	571,312
3.50% due 08/01/2042	532,103	534,900
3.50% due 09/01/2042	963,991	979,899
4.00% due 08/01/2026	888,349	936,572
4.00% due 06/01/2039	323,640	340,279
4.00% due 09/01/2040	454,617	473,552
4.00% due 10/01/2040	543,013	565,976
4.00% due 11/01/2040	609,853	635,643
4.00% due 03/01/2041	770,127	802,694
4.00% due 08/01/2041	2,531,610	2,641,040
4.00% due 11/01/2041	237,982	248,269
4.50% due 10/01/2024	121,537	128,915
4.50% due 05/01/2025	941,674	998,570
4.50% due 01/01/2039	45,698	48,334
4.50% due 06/01/2039	523,544	564,943
4.50% due 11/01/2039	3,251,923	3,530,767
4.50% due July TBA	2,000,000	2,116,250
5.00% due 03/15/2016	92,000	102,599
5.00% due 05/01/2040	2,452,664	2,698,749
5.00% due 07/01/2040	1,566,921	1,705,407
5.50% due 12/01/2029	159,027	172,625
5.50% due 08/01/2034	196,547	215,496
5.50% due 06/01/2038	417,837	454,075
6.00% due 11/01/2037	764,372	830,679
6.00% due 11/01/2038	52,779	57,358
6.00% due 06/01/2040	467,943	508,535
6.50% due 07/01/2036	68,124	75,508
6.50% due 09/01/2037	215,042	240,813
6.50% due 10/01/2037	166,473	187,366
6.50% due 10/01/2038	109,441	121,401
6.50% due 02/01/2039	93,818	104,164
6.63% due 11/15/2030	871,000	1,181,970
Federal National Mtg. Assoc. REMIC Series 2011-117, Class MA 2.00% due 08/25/2040(1)	993,922	988,660
		38,141,929
Government National Mtg. Assoc. — 13.7%
3.00% due July TBA	20,000,000	19,771,876
3.50% due 03/15/2042	4,413,455	4,536,500
3.50% due 04/15/2042	719,456	739,858
3.50% due 06/15/2042	16,289,311	16,743,449
3.50% due 11/15/2042	28,210	28,997
4.00% due 03/15/2039	337,114	354,470
4.00% due 04/15/2039	609,384	639,621
4.00% due 05/15/2039	88,620	93,183
4.00% due 06/15/2039	721,564	758,713
4.00% due 08/15/2039	36,657	38,544
4.00% due 10/15/2039	99,816	104,955
4.00% due 11/15/2039	258,080	271,367
4.00% due 12/15/2039	448,881	471,991
4.00% due 03/15/2040	96,610	102,098
4.00% due 09/15/2040	768,092	813,776
4.00% due 10/15/2040	72,775	76,910
4.00% due 11/15/2040	1,753,882	1,855,238
4.00% due 12/15/2040	1,101,455	1,166,565
4.00% due 01/15/2041	996,394	1,046,259
4.00% due 02/15/2041	396,840	416,700
4.00% due 03/15/2041	1,127,652	1,184,087
4.00% due 05/15/2041	1,178,554	1,237,535
4.00% due 06/15/2041	333,023	351,202
4.00% due 07/15/2041	1,227,371	1,288,794
4.00% due 08/15/2041	2,580,036	2,709,157
4.00% due 09/15/2041	1,913,743	2,009,518
4.00% due 10/15/2041	425,571	446,869
4.00% due 11/15/2041	1,408,366	1,478,850
4.00% due 12/15/2041	687,411	721,771
4.00% due 01/15/2042	124,297	130,613
4.00% due 02/15/2042	28,294	29,732
4.00% due 03/15/2042	175,718	184,647
4.00% due 04/15/2042	24,650	25,903
4.00% due 06/15/2042	569,662	598,609
4.50% due 04/15/2018	46,861	50,256
4.50% due 05/15/2018	339,897	366,240
4.50% due 08/15/2018	16,935	18,247
4.50% due 09/15/2018	149,468	161,052
4.50% due 10/15/2018	555,814	598,551

31

4.50% due 09/15/2033	148,550	158,809
4.50% due 03/15/2039	292,188	311,263
4.50% due 05/15/2039	1,043,308	1,111,421
4.50% due 06/15/2039	4,925,957	5,248,753
4.50% due 07/15/2039	98,553	104,987
4.50% due 09/15/2039	348,923	371,703
4.50% due 10/15/2039	369,063	393,389
4.50% due 11/15/2039	12,026	12,812
4.50% due 01/15/2040	125,088	133,705
4.50% due 02/15/2040	242,606	259,512
4.50% due 03/15/2040	133,899	143,230
4.50% due 04/15/2040	8,335	8,916
4.50% due 05/15/2040	2,769,337	2,961,502
4.50% due 06/15/2040	2,366,405	2,525,239
4.50% due 07/15/2040	82,833	89,721
4.50% due 08/15/2040	429,601	457,912
4.50% due 09/15/2040	1,008,541	1,078,823
4.50% due 12/15/2040	375,784	407,775
4.50% due 03/15/2041	269,490	287,784
4.50% due 04/15/2041	456,743	485,624
4.50% due 05/15/2041	271,604	291,729
4.50% due 06/15/2041	5,016,587	5,334,774
4.50% due 07/15/2041	328,544	349,318
4.50% due 08/15/2041	2,003,501	2,143,055
5.00% due 06/15/2033	7,132	7,769
5.00% due 08/15/2033	51,839	56,731
5.00% due 09/15/2033	74,214	80,836
5.00% due 10/15/2033	52,097	56,745
5.00% due 11/15/2033	8,663	9,648
5.00% due 06/15/2034	199,532	217,027
5.00% due 05/15/2035	5,640	6,190
5.00% due 09/15/2035	7,782	8,442
5.00% due 11/15/2035	241,048	261,517
5.00% due 02/15/2036	160,506	173,602
5.00% due 02/20/2036	454,160	495,513
5.00% due 03/15/2036	134,708	145,700
5.00% due 05/15/2036	199,205	215,459
5.00% due 06/15/2036	174,201	192,133
5.00% due 08/15/2036	9,911	10,710
5.00% due 07/15/2038	628,703	678,639
5.00% due 08/15/2038	2,201,059	2,375,881
5.50% due 02/15/2032	6,885	7,546
5.50% due 03/15/2032	11,748	12,886
5.50% due 12/15/2032	9,651	10,633
5.50% due 01/15/2033	6,891	7,587
5.50% due 02/15/2033	37,850	41,641
5.50% due 03/15/2033	148,387	162,711
5.50% due 04/15/2033	514,467	566,692
5.50% due 05/15/2033	1,242	1,367
5.50% due 06/15/2033	781,688	860,861
5.50% due 07/15/2033	741,451	827,880
5.50% due 08/15/2033	113,275	124,786
5.50% due 09/15/2033	17,655	20,120
5.50% due 11/15/2033	94,485	104,022
5.50% due 12/15/2033	4,995	5,473
5.50% due 01/15/2034	247,691	271,648
5.50% due 02/15/2034	84,827	94,826
6.00% due 04/15/2028	262,355	292,404
6.00% due 01/15/2029	35,511	39,939
6.00% due 03/15/2029	27,104	30,484
6.00% due 11/15/2031	13,894	15,610
6.00% due 12/15/2031	33,618	37,744
6.00% due 04/15/2032	35,186	39,470
6.00% due 09/15/2032	29,206	32,762
6.00% due 10/15/2032	135,841	152,379
6.00% due 11/15/2032	44,146	49,434
6.00% due 01/15/2033	7,366	8,246
6.00% due 02/15/2033	76,405	85,538
6.00% due 03/15/2033	29,802	33,364
6.00% due 09/15/2033	30,717	34,515
6.00% due 01/15/2034	200,198	223,407
6.00% due 03/15/2034	33,437	37,408
6.00% due 05/15/2034	13,485	15,062
6.00% due 07/15/2034	25,189	28,104
6.00% due 08/15/2034	297,026	332,389
6.00% due 09/15/2034	35,720	40,164
6.00% due 11/15/2034	188,289	210,076
6.00% due 03/15/2035	134,253	149,570
6.00% due 08/15/2035	174,080	194,024
6.00% due 01/15/2036	102,555	113,848
6.00% due 02/15/2036	58,110	64,892
6.00% due 04/15/2036	165,959	184,234
6.00% due 05/15/2036	83,188	92,507
6.00% due 06/15/2036	262,839	291,783
6.00% due 07/15/2036	53,626	59,531
6.00% due 08/15/2036	217,564	241,798
6.00% due 09/15/2036	204,342	226,869
6.00% due 10/15/2036	392,174	437,642
6.00% due 11/15/2036	165,849	184,112
6.00% due 12/15/2036	36,697	40,737
6.00% due 10/15/2039	2,264,952	2,514,746
6.50% due 09/15/2028	8,596	9,603
6.50% due 09/15/2031	22,780	25,893
6.50% due 10/15/2031	11,042	12,407
6.50% due 11/15/2031	2,792	3,225
6.50% due 12/15/2031	11,394	12,736
7.50% due 09/15/2030	24,309	25,290
		103,031,626
Tennessee Valley Authority — 0.2%
4.75% due 08/01/2013	1,511,000	1,516,465
Total U.S. Government Agencies (cost $168,630,851)		168,337,121
U.S. GOVERNMENT TREASURIES — 33.6%
United States Treasury Bonds — 5.2%
2.75% due 08/15/2042	3,408,000	2,941,530
2.75% due 11/15/2042	41,000	35,350
3.13% due 11/15/2041	781,000	732,188
3.13% due 02/15/2042	1,860,000	1,741,425
3.13% due 02/15/2043	3,429,000	3,200,759
3.75% due 08/15/2041	715,000	754,884
3.88% due 08/15/2040	1,577,000	1,704,639
4.25% due 05/15/2039	112,000	128,765
4.25% due 11/15/2040	1,100,000	1,264,828

32

4.38% due 02/15/2038	1,183,000	1,385,220
4.38% due 11/15/2039	1,401,000	1,642,235
4.38% due 05/15/2040	953,000	1,117,690
4.50% due 05/15/2038	82,000	97,836
4.63% due 02/15/2040	1,205,000	1,468,406
4.75% due 02/15/2041	1,123,000	1,395,678
5.25% due 11/15/2028	424,000	539,010
5.38% due 02/15/2031	500,000	651,328
6.13% due 11/15/2027	544,000	746,470
6.25% due 08/15/2023	1,613,000	2,164,444
6.38% due 08/15/2027	1,217,000	1,703,800
6.75% due 08/15/2026	377,000	539,817
7.88% due 02/15/2021	1,267,000	1,795,577
8.13% due 08/15/2019	66,000	90,992
8.13% due 05/15/2021	22,000	31,776
8.75% due 05/15/2017	1,725,000	2,234,953
8.75% due 05/15/2020	1,035,000	1,499,779
8.75% due 08/15/2020	1,389,000	2,027,072
9.00% due 11/15/2018	3,800,000	5,287,047
9.13% due 05/15/2018	55,000	75,281
		38,998,779
United States Treasury Notes — 28.4%
0.13% due 04/15/2018 TIPS(11)	758,501	778,056
0.25% due 01/31/2014	425,000	425,315
0.25% due 03/31/2014	1,550,000	1,551,029
0.25% due 04/30/2014	3,999,000	4,001,655
0.25% due 05/31/2014	1,800,000	1,801,055
0.38% due 04/15/2015	800,000	800,718
0.38% due 03/15/2016	1,813,000	1,803,369
0.50% due 06/15/2016	248,000	246,954
0.63% due 05/31/2017	107,000	105,295
0.63% due 08/31/2017	120,000	117,534
0.63% due 11/30/2017	3,955,000	3,855,817
0.75% due 12/31/2017	83,000	81,204
0.88% due 11/30/2016	9,335,000	9,340,834
0.88% due 01/31/2017	3,891,000	3,884,922
0.88% due 02/28/2017	2,000,000	1,995,000
0.88% due 01/31/2018	8,200,000	8,053,942
0.88% due 07/31/2019	2,417,000	2,302,193
1.00% due 08/31/2016	10,610,000	10,692,058
1.00% due 10/31/2016	7,009,000	7,050,619
1.00% due 03/31/2017	2,238,000	2,240,099
1.00% due 05/31/2018	449,000	441,283
1.25% due 08/31/2015	1,641,000	1,670,229
1.25% due 09/30/2015	1,716,000	1,747,236
1.25% due 10/31/2015	4,331,000	4,410,855
1.25% due 02/29/2020	4,525,000	4,356,371
1.38% due 11/30/2015	1,100,000	1,123,375
1.38% due 09/30/2018	743,000	739,749
1.50% due 08/31/2018	3,224,000	3,233,066
1.63% due 08/15/2022	1,804,000	1,692,518
1.63% due 11/15/2022	1,986,000	1,853,963
1.75% due 07/31/2015	2,604,000	2,677,644
1.75% due 05/15/2022	1,252,000	1,193,802
1.75% due 05/15/2023	61,809,000	57,887,961
1.88% due 08/31/2017	3,079,000	3,172,331
1.88% due 10/31/2017	984,000	1,012,444
2.00% due 01/31/2016	2,932,000	3,042,636
2.00% due 11/15/2021	4,434,000	4,357,443
2.00% due 02/15/2022	1,938,000	1,895,455
2.13% due 08/15/2021	3,432,000	3,418,059
2.25% due 01/31/2015	2,407,000	2,481,937
2.38% due 08/31/2014	300,000	307,523
2.38% due 02/28/2015	5,244,000	5,425,285
2.38% due 05/31/2018	1,256,000	1,316,838
2.50% due 04/30/2015	5,205,000	5,410,150
2.63% due 04/30/2016	4,372,000	4,616,902
2.63% due 08/15/2020	922,000	963,490
2.63% due 11/15/2020	1,302,000	1,356,623
2.75% due 12/31/2017	533,000	568,436
2.75% due 02/15/2019	461,000	490,677
3.13% due 05/15/2019	2,092,000	2,270,310
3.13% due 05/15/2021	13,000	13,960
3.38% due 11/15/2019	856,000	941,867
3.50% due 05/15/2020	815,000	901,657
3.63% due 08/15/2019	32,000	35,643
3.63% due 02/15/2020	3,814,000	4,254,696
3.88% due 05/15/2018	35,000	39,211
4.00% due 02/15/2014	464,000	475,129
4.00% due 02/15/2015	5,228,000	5,541,272
4.00% due 08/15/2018	49,000	55,328
4.25% due 08/15/2013	2,053,000	2,063,585
4.25% due 11/15/2013	1,096,000	1,112,826
4.25% due 11/15/2014	3,985,000	4,204,175
4.25% due 08/15/2015	831,000	898,648
4.25% due 11/15/2017	116,000	131,225
4.50% due 05/15/2017	50,000	56,629
4.75% due 05/15/2014	5,770,000	5,998,769
		212,986,879
Total U.S. Government Treasuries (cost $251,928,642)		251,985,658

33

EXCHANGE-TRADED FUNDS — 0.8%
iShares Barclays 1-3 Year Treasury Bond Fund	28,738	2,422,039
iShares Barclays 3-7 Year Treasury Bond Fund	19,239	2,322,917
iShares Barclays 7-10 Year Treasury Bond Fund	6,189	634,372
iShares Barclays 10-20 Year Treasury Bond Fund	1,284	162,490
iShares Barclays 20+ Year Treasury Bond Fund	4,945	546,126
Total Exchange Traded-Funds (cost $6,114,452)		6,087,944
COMMON STOCK — 0.0%
Insurance-Reinsurance — 0.0%
WMI Holdings Corp.† (cost $0)	1,980	1,586
PREFERRED STOCK — 0.2%
Banks-Commercial — 0.0%
Zions Bancorporation FRS Series G 6.30%	12,625	321,306
Electric-Integrated — 0.0%
Entergy Louisiana LLC 4.70%†	8,100	172,449
Finance-Investment Banker/Broker — 0.0%
Lehman Brothers Holdings Capital Trust VII Escrow Security 0.00%†(9)	58,000	12
Insurance-Reinsurance — 0.1%
RenaissanceRe Holdings, Ltd. Series E 5.38%	15,225	358,092
Telecom Services — 0.1%
Qwest Corp. 6.13%	16,600	400,060
Total Preferred Stock (cost $1,313,701)		1,251,919
WARRANTS† — 0.0%
Publishing-Periodicals — 0.0%
Reader’s Digest Assoc., Inc.
Expires 02/19/2014(8)(9)	175	0
Television — 0.0%
ION Media Networks, Inc. Expires 12/18/2016 (strike price $500.00)(8)(9)(12)	11	3,410
ION Media Networks, Inc. Expires 12/18/2016 (strike price $687.00)(8)(9)(12)	11	1,375
		4,785
Total Warrants (cost $181)		4,785
Total Long-Term Investment Securities (cost $716,003,541)		715,647,700
SHORT-TERM INVESTMENT SECURITIES — 4.4%
U.S. Government Treasuries — 4.4%
United States Treasury Bills
0.00% due 07/05/2013	5,000,000	4,999,997
0.00% due 07/25/2013	23,000,000	22,999,962
0.01% due 07/25/2013	5,000,000	4,999,967
Total Short-Term Investment Securities (cost $32,999,926)		32,999,926

34

REPURCHASE AGREEMENTS — 3.5%
Agreement with State Street Bank & Trust Co., bearing interest at 0.01%, dated 06/28/2013, to be repurchased 07/01/2013 in the amount of $1,081,001 and collateralized by $1,125,000 of United States Treasury Notes, bearing interest at 0.63%, due 05/31/2017 and having an approximate value of $1,107,081	1,081,000	1,081,000
Agreement with State Street Bank & Trust Co., bearing interest at 0.01%, dated 06/28/2013, to be repurchased 07/01/2013 in the amount of $15,685,013 and collateralized by $17,100,000 of Federal Home Loan Mtg. Notes, bearing interest at 2.07%, due 11/07/2022 and having an approximate value of $16,001,034	15,685,000	15,685,000
Bank of America Securities LLC Joint Repurchase Agreement(13)	115,000	115,000
Barclays Capital, Inc. Joint Repurchase Agreement(13)	2,790,000	2,790,000
BNP Paribas SA Joint Repurchase Agreement(13)	1,190,000	1,190,000
Deutsche Bank AG Joint Repurchase Agreement(13)	120,000	120,000
Royal Bank of Scotland Joint Repurchase Agreement(13)	1,585,000	1,585,000
State Street Bank & Trust Co. Joint Repurchase Agreement(13)	2,187,000	2,187,000
UBS Securities LLC Joint Repurchase Agreement(13)	1,120,000	1,120,000
Total Repurchase Agreements (cost $25,873,000)		25,873,000
TOTAL INVESTMENTS (cost $774,876,467)(14)	103.3%	774,520,626
Liabilities in excess of other assets	(3.3)	(24,536,268)
NET ASSETS	100.0%	$749,984,358

*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At June 30, 2013, the aggregate value of these securities was $62,646,966 representing 8.4% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.

†	Non-income producing security
(1)	Collateralized Mortgage Obligation
(2)	Commercial Mortgage Backed Security
(3)	Interest Only
(4)	Perpetual maturity - maturity date reflects the next call date.
(5)	“Step-up” security where the rate increases (“steps-up”) at a predetermined rate. Rate shown reflects the increased rate.
(6)	PIK (“Payment-in-Kind”) security — Income may be paid in additional securities or cash at the discretion of the issuer.
(7)	Security in default
(8)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 1.
(9)	Illiquid security. At June 30, 2013, the aggregate value of these securities was $5,630 representing 0.0% of net assets.
(10)	Security currently paying interest/dividends in the form of additional securities.
(11)	Principal amount of security is adjusted for inflation.
(12)

Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law.  Restricted securities are valued pursuant to Note 1.  Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of June 30, 2013, the Diversified Fixed Income Portfolio held the following restricted securities:

	Acquisition		Acquisition		Value	% of
Name	Date	Shares	Cost	Value	Per Share	Net Assets

ION Media Networks, Inc.
Expries 12/18/2016
(strike price $500.00)
Warrants	03/01/2011	11	$—	$3,410	$310	0.00%

ION Media Networks, Inc.
Expries 12/18/2016
(strike price $687.00)
Warrants	11/11/2010	11	—	1,375	125	0.00
				$4,785		0.00%

(13)	See Note 2 for details of Joint Repurchase Agreements.
(14)	See Note 4 for cost of investments on a tax basis.
(15)	Company has filed for Chapter 11 bankruptcy protection
REMIC	— Real Estate Mortgage Investment Conduit
TBA	— Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal and maturity date will be determined upon settlement date
TIPS	— Treasury Inflation Protected Security
FRS	— Floating Rate Security
VRS	— Variable Rate Security

The rates shown on FRS and VRS are the current interest rates at June 30, 2013 and unless otherwise noted, the dates shown are the original maturity dates.

Open Futures Contracts
Number of Contracts	Type	Description	Expiration Date	Value at Trade Date	Value as of June 30, 2013	Unrealized Appreciation (Depreciation)
90	Long	U.S. Treasury 5YR Notes	September 2013	$11,018,903	$10,894,219	$(124,684)
95	Short	U.S. Treasury 10YR Notes	September 2013	12,283,499	12,023,438	260,061
16	Short	U.S. Long Bonds	September 2013	2,244,750	2,173,500	71,250
26	Long	U.S. Ultra Bonds	September 2013	3,925,619	3,830,125	(95,494)
						$111,133

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2013 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs	Level 3-Signifcant Unobservable Inputs	Total
Assets:
Long-Term Investment Securities:
Asset Backed Securities	$—	$23,362,560	$—	$23,362,560
U.S. Corporate Bonds & Notes:
Gambling (Non-Hotel)	—	—	784	784
Recycling	—	—	3	3
Other Industries*	—	199,315,385	—	199,315,385
Foreign Corporate Bonds & Notes	—	55,098,730	—	55,098,730
Foreign Government Agencies	—	6,105,169	—	6,105,169
Municipal Bond & Notes	—	4,096,056	—	4,096,056
U.S. Government Agencies:
Federal National Mtg. Assoc.	—	38,141,929	—	38,141,929
Government National Mtg. Assoc.	—	103,031,626	—	103,031,626
Other Government Agencies*	—	27,163,566	—	27,163,566
U.S. Government Treasuries:
Unites States Treasury Bonds	—	38,998,779	—	38,998,779
Unites States Treasury Notes	—	212,986,879	—	212,986,879
Exchange-Traded Funds	6,087,944	—	—	6,087,944
Common Stock	1,586	—	—	1,586
Preferred Stock
Finance-Investment Banker/Broker	—	12	—	12
Other Industries*	1,251,907	—	—	1,251,907
Warrants	—	—	4,785	4,785
Short-Term Investment Securities:
U.S. Government Treasuries	—	32,999,926	—	32,999,926
Repurchase Agreements	—	25,873,000	—	25,873,000
Other Financial Instruments:+
Open Futures Contracts-Appreciation	331,311	—	—	331,311
Total	$7,672,748	$767,173,617	$5,572	$774,851,937

Liabilities:
Other Financial Instruments:+
Open Futures Contracts-Depreciation	$220,178	$—	$—	$220,178

*  Sum of all other industries or government agencies each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by industry or government agency classification, please refer to the Portfolio of Investments.

+ Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Portfolio.

See Notes to Portfolio of Investments

35

SEASONS SERIES TRUST

REAL RETURN PORTFOLIO

Portfolio of Investments — June 30, 2013
(unaudited)

Security Description	Shares/ Principal Amount(7)		Value (Note 1)
FOREIGN GOVERNMENT AGENCIES(1) — 9.3%
Sovereign — 9.3%
Bundesrepublik Deutschland Bonds 0.10% due 04/15/2023	EUR	2,682,602	$3,463,712
Bundesrepublik Deutschland Notes 0.75% due 04/15/2018	EUR	5,506,800	7,510,865
Bundesrepublik Deutschland Bonds 1.75% due 04/15/2020	EUR	8,624,035	12,644,370
Government of Canada Bonds 4.25% due 12/01/2021	CAD	14,253,243	17,700,747
Government of New Zealand Senior Bonds 2.00% due 09/20/2025	NZD	3,027,000	2,312,830
Swedish Government Bonds 0.25% due 06/01/2022	SEK	32,238,626	4,626,869
Total Foreign Government Agencies (cost $51,769,093)			48,259,393
FOREIGN GOVERNMENT TREASURIES(1) — 22.5%
Sovereign — 22.5%
Australian Government Senior Bonds 4.00% due 08/20/2015	AUD	18,677,365	18,172,589
French Government Bonds 1.10% due 07/25/2022	EUR	17,294,880	23,539,313
French Government Bonds 2.25% due 07/25/2020	EUR	17,630,985	26,077,130
United Kingdom Gilt Bonds 1.25% due 11/22/2017	GBP	6,084,713	10,353,149
United Kingdom Gilt Bonds 1.88% due 11/22/2022	GBP	12,858,330	23,921,965
United Kingdom Gilt Bonds 2.50% due 04/16/2020	GBP	7,759,344	14,449,392
Total Foreign Government Treasuries (cost $120,665,780)			116,513,538
U.S. GOVERNMENT TREASURIES(1) — 48.7%
United States Treasury Notes— 48.7%
0.13% due 04/15/2016 TIPS		$22,808,275	23,394,516
0.13% due 04/15/2017 TIPS	40,056,566		41,098,678
0.13% due 04/15/2018 TIPS	4,828,656		4,953,144
0.13% due 01/15/2022 TIPS	18,673,177		18,289,499
0.13% due 07/15/2022 TIPS	18,479,680		18,062,446
0.13% due 01/15/2023 TIPS	22,440,726		21,758,730
0.50% due 04/15/2015 TIPS	14,512,731		14,874,417
0.63% due 07/15/2021 TIPS	17,720,306		18,287,905
1.13% due 01/15/2021 TIPS	16,025,027		17,138,013
1.25% due 07/15/2020 TIPS	14,021,582		15,230,943
1.38% due 01/15/2020 TIPS	8,495,186		9,255,768
1.63% due 01/15/2018 TIPS	10,683,654		11,694,424
1.88% due 07/15/2019 TIPS	6,806,750		7,674,080
2.00% due 01/15/2016 TIPS	8,142,690		8,745,118
2.13% due 01/15/2019 TIPS	11,209,982		12,676,908
2.38% due 01/15/2017 TIPS	8,532,940		9,458,235
Total U.S. Government Treasuries (cost $258,891,233)			252,592,824
COMMON STOCK — 0.1%
Food-Misc./Diversified — 0.0%
Wornick Co.†(2)(3)	765		79,177
Paper & Related Products — 0.1%
Caraustar Industries, Inc.†(2)(3)	25		352,500
Printing-Commercial — 0.0%
Quad/Graphics, Inc.	49		1,181
Total Common Stock
(cost $162,682)			432,858
WARRANTS† — 0.0%
Publishing-Periodicals — 0.0%
Reader’s Digest Assoc., Inc. Expires 02/19/2014(2)(3)	1,705		0
Television — 0.0%
ION Media Networks, Inc. Expires 12/18/2016 (strike price $500.00)(2)(3)(4)	117		36,270
ION Media Networks, Inc. Expires 12/18/2016 (strike price $687.00)(2)(3)(4)	116		14,500
Total Warrants (cost $1,765)			50,770
Total Long-Term Investment Securities (cost $431,490,553)			417,849,383
REPURCHASE AGREEMENTS — 15.3%
Bank of America Securities LLC Joint Repurchase Agreement(5)	$1,330,000		1,330,000
Barclays Capital, Inc. Joint Repurchase Agreement(5)	31,845,000		31,845,000
BNP Paribas SA Joint Repurchase Agreement(5)	13,640,000		13,640,000
Deutsche Bank AG Joint Repurchase Agreement(5)	1,395,000		1,395,000
Royal Bank of Scotland Joint Repurchase Agreement(5)	18,185,000		18,185,000
UBS Securities LLC Joint Repurchase Agreement(5)	12,855,000		12,855,000
Total Repurchase Agreements (cost $79,250,000)			79,250,000
TOTAL INVESTMENTS (cost $510,740,553)(6)	95.9%		497,099,383
Other assets less liabilities	4.1		21,027,213
NET ASSETS	100.0%		$518,126,596

†	Non-income producing security
(1)	Principal amount of security is adjusted for inflation.
(2)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 1.
(3)	Illiquid security. At June 30, 2013, the aggregate value of these securities was $482,447 representing 0.1% of net assets.

1

(4)

Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law.  Restricted securities are valued pursuant to Note 1.  Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of June 30, 2013, the Real Return Portfolio held the following restricted securities:

	Acquisition		Acquisition		Value	% of
Name	Date	Shares	Cost	Value	Per Share	Net Assets

ION Media Networks, Inc.
Expries 12/18/2016
(strike price $500.00)
Warrants	03/01/2011	117	$—	$36,270	$310	0.00%

ION Media Networks, Inc.
Expries 12/18/2016
(strike price $687.00)
Warrants	11/11/2010	116	—	14,500	125	0.00
				$50,770		0.00%

(5)	See Note 2 for details of Joint Repurchase Agreements.
(6)	See Note 4 for cost of investments on a tax basis.
(7)	Denominated in United States dollars unless otherwise indicated.
AUD	— Australian Dollar
CAD	— Canadian Dollar
EUR	— Euro Dollar
GBP	— Pound Sterling
NZD	— New Zealand Dollar
SEK	— Swedish Krona
TIPS	— Treasury Inflation Protected Security

Open Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized Depreciation
Citibank N.A.	EUR	58,799,000	USD	78,528,593	09/18/2013	$2,007,671	$—
	GBP	35,178,000	USD	55,167,899	09/18/2013	1,699,980	—
						3,707,651	—
Deutsche Bank AG	AUD	20,076,000	USD	18,969,913	09/18/2013	670,194	—
	CAD	19,268,000	USD	18,873,524	09/18/2013	579,121	—
	NZD	3,331,000	USD	2,641,833	09/18/2013	73,543	—
	SEK	4,260,000	USD	632,775	07/31/2013	557	—
	SEK	31,957,000	USD	4,880,351	09/18/2013	142,679	—
	USD	277,528	NZD	360,000	07/31/2013	1,005	—
						1,467,099	—
Morgan Stanley and Co. Inc.	USD	2,349,648	GBP	1,518,000	07/31/2013	—	(41,681)

State Street Bank & Trust Co.	JPY	28,200,000	USD	296,885	07/31/2013	12,651	—
	USD	398,659	CAD	420,000	07/31/2013	592	—
	USD	616,624	SEK	4,180,000	07/31/2013	3,721	—
						16,964	—
Net Unrealized Appreciation (Depreciation)						$5,191,714	$(41,681)

AUD	— Australian Dollar
CAD	— Canadian Dollar
EUR	— Euro Dollar
GBP	— Pound Sterling
JPY	— Japanese Yen
NZD	— New Zealand Dollar
SEK	— Swedish Krona
USD	— United States Dollar

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2013 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs	Level 3-Signifcant Unobservable Inputs	Total
Assets:
Long-Term Investment Securities:
Foreign Government Agencies
Sovereign	$—	$48,259,393	$—	$48,259,393
Foreign Government Treasuries
Sovereign	—	116,513,538	—	116,513,538
U.S. Government Treasuries
United States Treasury Notes	—	252,592,824	—	252,592,824
Common Stock
Printing - Commercial	1,181	—	—	1,181
Other Industries*	—	—	431,677	431,677
Warrants	—	—	50,770	50,770
Repurchase Agreements	—	79,250,000	—	79,250,000
Other Financial Instruments:+
Open Forward Currency Contracts - Appreciation	—	5,191,714	—	5,191,714
Total	$1,181	$501,807,469	$482,447	$502,291,097
Liabilities:
Other Financial Instruments:+
Open Forward Currency Contracts - Depreciation	$—	$41,681	$—	$41,681

* Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets.  For a detailed presentation of securities by industry classification, please refer to the Portfolio of Investments.

+ Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards, swaps and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Portfolio.

See Notes to Portfolio of Investments

2

SEASONS SERIES TRUST

CASH MANAGEMENT PORTFOLIO

Portfolio of Investments — June 30, 2013
(unaudited)

Security Description	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENT SECURITIES — 100.9%
Asset-Backed Commercial Paper — 38.7%
Chariot Funding LLC 0.27% due 08/01/2013*	$600,000	$599,860
Chariot Funding LLC 0.27% due 09/05/2013*	585,000	584,901
Chariot Funding LLC 0.27% due 10/02/2013*	500,000	499,820
Chariot Funding LLC 0.27% due 10/04/2013*	250,000	249,905
FCAR Owner Trust I 0.28% due 10/04/2013	210,000	209,880
FCAR Owner Trust I 0.30% due 08/09/2013	150,000	149,951
FCAR Owner Trust II 0.27% due 07/08/2013	100,000	99,995
FCAR Owner Trust II 0.29% due 11/15/2013	370,000	369,597
Gemini Securitization Corp. LLC 0.24% due 07/10/2013*	280,000	279,983
Gemini Securitization Corp. LLC 0.24% due 07/15/2013*	1,235,000	1,234,885
Gemini Securitization Corp. LLC 0.24% due 07/16/2013*	400,000	399,960
Gotham Funding Corp. 0.19% due 08/01/2013*	350,000	349,943
Gotham Funding Corp. 0.21% due 07/08/2013*	440,000	439,982
Jupiter Securitization Co. LLC 0.24% due 12/09/2013*	250,000	249,718
Jupiter Securitization Co. LLC 0.24% due 12/10/2013*	338,000	337,611
Jupiter Securitization Co. LLC 0.24% due 12/17/2013*	800,000	799,009
Jupiter Securitization Co. LLC 0.30% due 07/03/2013*	445,000	444,993
Kells Funding LLC 0.23% due 09/05/2013*	250,000	249,910
Kells Funding LLC 0.27% due 11/01/2013*	250,000	249,797
Kells Funding LLC 0.27% due 01/02/2014*	500,000	499,320
Liberty Street Funding LLC 0.15% due 07/10/2013*	250,000	249,991
Manhattan Asset Funding Co. LLC 0.18% due 07/10/2013*	355,000	354,984
MetLife Short Term Funding LLC 0.23% due 09/05/2013*	250,000	249,910
Old Line Funding LLC 0.18% due 09/05/2013*	660,000	659,927
Old Line Funding LLC 0.20% due 08/27/2013*	460,000	459,854
Old Line Funding LLC 0.21% due 08/01/2013*	285,000	284,948
Old Line Funding LLC 0.24% due 12/20/2013*	265,000	264,738
Regency Markets No. 1 LLC 0.15% due 07/02/2013*	674,000	673,997
Regency Markets No. 1 LLC 0.16% due 07/05/2013*	665,000	664,988
Regency Markets No. 1 LLC 0.17% due 07/15/2013*	386,000	385,974
Royal Park Investments Funding Corp. 0.30% due 07/12/2013*	320,000	319,971
Royal Park Investments Funding Corp. 0.30% due 07/17/2013*	270,000	269,964
Scaldis Capital LLC 0.21% due 07/16/2013*	275,000	274,976
Thunder Bay Funding LLC 0.22% due 08/15/2013*	465,000	464,872
Versailles Commercial Paper LLC 0.19% due 07/08/2013*	445,000	444,984
Versailles Commercial Paper LLC 0.23% due 07/12/2013*	800,000	799,944
Victory Receivables Corp. 0.19% due 08/01/2013*	254,000	253,958
Working Capital Management Co. 0.20% due 08/07/2013*	800,000	799,836
Total Asset-Backed Commercial Paper (cost $16,176,222)		16,176,836
Certificates of Deposit — 35.5%
Bank of Montreal Chicago 0.24% due 10/24/2013	400,000	400,080
Bank of Nova Scotia Houston 0.22% due 08/09/2013	450,000	450,010
Bank of Nova Scotia Houston 0.23% due 10/10/2013	800,000	800,072
Branch Banking & Trust Co. 0.19% due 10/01/2013	330,000	329,991
Branch Banking & Trust Co. 0.20% due 08/02/2013	900,000	900,000
Credit Industriel et Commercial NY 0.25% due 07/09/2013	600,000	600,000
Credit Suisse NY 0.27% due 09/03/2013	230,000	230,030
Credit Suisse NY 0.30% due 07/01/2013	710,000	710,000
Credit Suisse NY 0.30% due 07/03/2013	1,200,000	1,200,000
Deutsche Bank AG NY FRS 0.29% due 08/05/2013	100,000	100,004
DNB Bank ASA NY 0.20% due 07/10/2013	200,000	200,000
DNB Bank ASA NY 0.20% due 08/02/2013	1,100,000	1,100,000
Mizuho Bank Ltd. NY 0.22% due 09/10/2013	1,300,000	1,299,948
Natixis NY 0.23% due 08/02/2013	250,000	250,000
Nordea Bank Finland PLC NY 0.26% due 09/09/2013	315,000	315,050
Nordea Bank Finland PLC NY 0.27% due 07/22/2013	500,000	500,000
Skandinaviska Enskilda Banken NY 0.23% due 07/15/2013	900,000	900,000
Skandinaviska Enskilda Banken NY 0.35% due 07/25/2013	400,000	400,032
Sumitomo Mitsui Banking Corp. NY 0.23% due 07/02/2013	650,000	650,000
Sumitomo Mitsui Banking Corp. NY 0.23% due 07/16/2013	215,000	215,000

1

Sumitomo Mitsui Banking Corp. NY 0.23% due 08/02/2013	400,000	400,000
Svenska Handelsbanken NY 0.19% due 08/22/2013	425,000	425,000
Svenska Handelsbanken NY 0.19% due 09/13/2013	400,000	399,987
Svenska Handelsbanken NY 0.26% due 07/15/2013	100,000	100,001
Svenska Handelsbanken NY 0.29% due 07/09/2013	1,100,000	1,100,001
Toronto-Dominion Bank NY 0.23% due 11/12/2013	500,000	500,040
Toronto-Dominion Bank NY 0.25% due 01/13/2014	400,000	399,625
Total Certificates of Deposit (cost $14,875,064)		14,874,871
Commercial Paper — 4.1%
Coca-Cola Co. 0.22% due 02/03/2014*	250,000	249,786
General Electric Capital Corp. 0.23% due 10/23/2013	900,000	899,541
Procter & Gamble Co. 0.16% due 08/01/2013*	575,000	574,921
Total Commercial Paper (cost $1,723,934)		1,724,248
Corporate Notes — 1.0%
Cheyne Finance LLC FRS Escrow Security 4.83% due 10/25/2007(1)(2)(3)(4)(5)*	394,530	6,707
Cheyne Finance LLC FRS Escrow Security 4.83% due 01/25/2008(1)(2)(3)(4)(5)*	592,098	10,066
General Electric Capital Corp. FRS Senior Notes 0.78% due 10/25/2013	360,000	360,626
General Electric Capital Corp. Senior Notes 1.88% due 09/16/2013	10,000	10,032
General Electric Capital Corp. Senior Notes 2.10% due 01/07/2014	20,000	20,175
Total Corporate Notes (cost $416,113)		407,606
Municipal Bonds — 8.0%
City of New York NY VRDN Series D-3 General Obligation Bonds (LOC-Bank of NY Mellon) 0.04% due 10/01/2039(6)	100,000	100,000
Iowa Finance Authority Single Family Mtg. VRDN Series C Revenue Bonds 0.13% due 07/01/2037(6)	565,000	565,000
Massachusetts Bay Transportation Authority VRDN Series A-1 Revenue Bonds 0.05% due 03/01/2030(6)	775,000	775,000
Metropolitan Transportation Authority VRDN Series D-2 Revenue Bonds (LOC-Landesbank Hessen) 0.05% due 11/01/2035(6)	185,000	185,000
Metropolitan Water District of Southern California VRDN Series A-2 Revenue Bonds 0.05% due 07/01/2037(6)	365,000	365,000
Minnesota Office of Higher Education VRDN Series A Revenue Bonds (LOC-US Bank NA) 0.18% due 12/01/2043(6)	115,000	115,000
State of California VRDN Series A-A2-1 General Obligation Bonds (LOC-Barclays Bank PLC) 0.06% due 05/01/2040(6)	225,000	225,000
State of Texas VRDN Series B General Obligation Bonds 0.11% due 06/01/2045(6)	100,000	100,000
State of Texas VRDN
Series A-2
General Obligation Bonds
0.13% due 12/01/2029(6)	250,000	250,000
State of Texas VRDN
General Obligation Bonds
0.13% due 06/01/2031(6)	190,000	190,000
State of Texas VRDN
General Obligation Bonds
0.14% due 12/01/2024(6)	100,000	100,000
University of Texas System VRDN Series B Revenue Bonds 0.04% due 08/01/2025(6)	120,000	120,000
Wisconsin Health & Educational Facilities Authority VRDN Revenue Bonds (LOC-PNC Bank NA) 0.06% due 08/15/2036(6)	280,000	280,000
Total Municipal Bonds (cost $3,370,000)		3,370,000
U.S. Government Agencies — 13.6%
Federal Farm Credit Disc. Notes 0.01% due 07/01/2013	2,533,000	2,533,000
Federal Home Loan Bank
0.30% due 11/22/2013	20,000	20,013
0.30% due 11/25/2013	15,000	15,010
0.30% due 12/06/2013	45,000	45,030
4.88% due 11/27/2013	45,000	45,865

2

Federal Home Loan Bank Disc. Notes zero coupon due 07/01/2013	3,000,000	3,000,000
Federal Home Loan Mortgage Corp. 0.38% due 11/27/2013	28,000	28,027
Total U.S. Government Agencies (cost $5,686,915)		5,686,945
TOTAL INVESTMENTS (cost $42,248,248)(7)	100.9%	42,240,506
Liabilities in excess of other assets	(0.9)	(396,471)
NET ASSETS	100.0%	$41,844,035

*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At June 30, 2013, the aggregate value of these securities was $16,188,893 representing 38.7% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.

(1)	Illiquid security. At June 30, 2013, the aggregate value of these securities was $16,773 representing 0.0% of net assets.
(2)	Security in default
(3)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 1.
(4)

Security issued by a structured investment vehicle (“SIV”). These SIV’s may be affected by, among other things, changes in: interest rates, the quality of the underlying assets or the market’s assessment thereof, factors concerning the interest in and structure of the issuer or the originator of the receivables, or the credit worthiness of the entities that provide any credit enhancements.

(5)

On August 28, 2007, mark to market losses experienced in the investment portfolio of SIV Portfolio, PLC (“SIV Portfolio”) (formerly Cheyne Finance PLC), the issuer of the underlying notes held by Cheyne Finance LLC, the issuer of the medium term notes (the “Notes”) held by the Portfolio, triggered the appointment of receivers (Deloitte &Touche LLP) (collectively, the “Receiver”). On October 17, 2007, the Receiver determined that SIV Portfolio was about to become unable to pay its debts as they came due and that an insolvency event had occurred. As a result of this determination, the Notes became immediately due and payable and are in default as a result of non payment. These events, which are based on published reports, materially adversely affect the ability of SIV Portfolio to make interest and principal payments due on the Notes. On April 16, 2008, however, the Receiver made a partial payment of principal and interest due on the Notes. On July 23, 2008, the Receiver concluded the sale of SIV Portfolio’s investment portfolio and a distribution to senior creditors, including the Portfolio, was made. Furthermore, an additional distribution to senior creditors, including the Portfolio, was made on August 13, 2008. The market value of the Notes, as of June 30, 2013, represents the Notes’ residual value that may be distributed to the Portfolio.

(6)	The security’s effective maturity date is less than one year.
(7)	See Note 4 for cost of investments on a tax basis.
FRS	— Floating Rate Security
LOC	— Letter of Credit
VRDN	— Variable Rate Demand Note

The rates shown on FRS and VRDN are the current interest rates at June 30, 2013 and unless noted otherwise, the dates shown are the original maturity dates.

3

Industry Allocation*

Banks- Foreign U.S. Branches	32.6%
Asset Backed Commercial Paper/Auto	19.1
U.S. Government Agency	13.6
Asset Backed Commercial Paper/Fully Supported	9.6
Asset Backed Commercial Paper/Diversified	8.6
Municipal	7.8
Diversified	4.5
Banks-Domestic	2.9
Asset Backed Commercial Paper/Hybrid	0.7
Asset Backed Commercial Paper/Trade Receivables	0.6
Food & Beverage	0.6
Student Loan	0.3
100.9%

* Calculated as a percentage of net assets

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2013 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs	Level 3-Signifcant Unobservable Inputs	Total
Assets:
Short-Term Investment Securities:
Asset-Backed Commercial Paper	$—	$16,176,836	$—	$16,176,836
Certificates of Deposit	—	14,874,871	—	14,874,871
Commercial Paper	—	1,724,248	—	1,724,248
Corporate Notes	—	390,833	16,773	407,606
Municipal Bonds	—	3,370,000	—	3,370,000
U.S. Government Agencies	—	5,686,945	—	5,686,945
Total	$—	$42,223,733	$16,773	$42,240,506

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Portfolio.

See Notes to Portfolio of Investments

4

SEASONS SERIES TRUST

FOCUS GROWTH PORTFOLIO

Portfolio of Investments — June 30, 2013
(unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCK — 89.3%
Agricultural Chemicals — 3.2%
Monsanto Co.	49,945	$4,934,566
Banks-Super Regional — 1.2%
US Bancorp	53,043	1,917,504
Brewery — 2.9%
Anheuser-Busch InBev NV ADR	49,740	4,489,532
Casino Hotels — 3.9%
MGM Resorts International†	409,928	6,058,736
Computer Services — 2.4%
IHS, Inc., Class A†	36,309	3,789,933
Computers — 2.2%
Apple, Inc.	8,591	3,402,723
Diversified Banking Institutions — 2.8%
Citigroup, Inc.	89,952	4,314,997
Diversified Manufacturing Operations — 2.7%
Pentair, Ltd.	74,130	4,276,560
E-Commerce/Products — 2.9%
eBay, Inc.†	87,864	4,544,326
Finance-Credit Card — 3.5%
Visa, Inc., Class A	30,062	5,493,830
Industrial Automated/Robotic — 2.0%
FANUC Corp. ADR	126,712	3,062,629
Insurance-Reinsurance — 2.6%
Berkshire Hathaway, Inc., Class B†	35,790	4,005,617
Medical-Biomedical/Gene — 9.9%
Biogen Idec, Inc.†	20,374	4,384,485
Celgene Corp.†	40,937	4,785,944
Gilead Sciences, Inc.†	122,371	6,266,619
		15,437,048
Medical-Drugs — 8.7%
Roche Holding AG	19,736	4,910,232
Valeant Pharmaceuticals International, Inc.†	66,606	5,733,445
Zoetis, Inc.	96,175	2,970,846
		13,614,523
Metal Processors & Fabrication — 2.0%
Precision Castparts Corp.	13,985	3,160,750
Multimedia — 2.3%
News Corp., Class A	108,855	3,548,673
Pharmacy Services — 5.8%
Express Scripts Holding Co.†	147,708	9,112,107
Retail-Apparel/Shoe — 2.9%
L Brands, Inc.	91,430	4,502,928
Retail-Auto Parts — 3.6%
AutoZone, Inc.†	13,248	5,613,045
Retail-Building Products — 4.1%
Home Depot, Inc.	82,427	6,385,620
Retail-Major Department Stores — 3.4%
TJX Cos., Inc.	107,202	5,366,532
Software Tools — 1.7%
VMware, Inc., Class A†	40,092	2,685,763
Transport-Rail — 3.2%
Canadian Pacific Railway, Ltd.	40,474	4,912,734
Web Portals/ISP — 7.7%
Google, Inc., Class A†	13,567	11,943,980
Wireless Equipment — 1.7%
Crown Castle International Corp.†	37,325	2,701,957
Total Long-Term Investment Securities (cost $118,747,154)		139,276,613
REPURCHASE AGREEMENTS — 10.0%
Agreement with State Street Bank & Trust Co., bearing interest at 0.01%, dated 06/28/2013, to be repurchased 07/01/2013 in the amount of $4,767,004 collateralized by $5,185,000 of Federal Home Loan Mtg. Corp. Notes, bearing interest at 2.00% due 01/30/2023 and having an approximate value of $4,862,659	$4,767,000	4,767,000
Agreement with State Street Bank & Trust Co., bearing interest at 0.01%, dated 06/28/2013, to be repurchased 07/01/2013 in the amount $10,873,009 collateralized by $11,885,000 of Federal Home Loan Mtg. Corp. Notes, bearing interest at 1.96% due 11/07/2022 and having an approximate value of $11,094,136	10,873,000	10,873,000
Total Repurchase Agreements
(cost $15,640,000)		15,640,000
TOTAL INVESTMENTS
(cost $134,387,154)(1)	99.3%	154,916,613
Other assets less liabilities	0.7	1,060,049
NET ASSETS	100.0%	$155,976,662

†	Non-income producing security
(1)	See Note 4 for cost of investments on a tax basis.
ADR	— American Depository Receipt

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2013 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs	Level 3-Signifcant Unobservable Inputs	Total
Assets:
Long-Term Investment Securities:
Common Stock:
Medical-Biomedical/Gene	$15,437,048	$—	$—	$15,437,048
Medical-Drugs	13,614,523	—	—	13,614,523
Pharmacy Services	9,112,107	—	—	9,112,107
Web Portals/ISP	11,943,980	—	—	11,943,980
Other Industries*	89,168,955	—	—	89,168,955
Repurchase Agreements	—	15,640,000	—	15,640,000
Total	$139,276,613	$15,640,000	$—	$154,916,613

*  Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by industry classification, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

1

SEASONS SERIES TRUST

FOCUS VALUE PORTFOLIO

Portfolio of Investments — June 30, 2013
(unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCK — 94.1%
Aerospace/Defense — 2.8%
Northrop Grumman Corp.	46,450	$3,846,060
Aerospace/Defense-Equipment — 3.5%
United Technologies Corp.	52,400	4,870,056
Banks-Fiduciary — 3.2%
Bank of New York Mellon Corp.	159,333	4,469,291
Banks-Super Regional — 9.9%
Capital One Financial Corp.	50,000	3,140,500
KeyCorp.	406,500	4,487,760
Wells Fargo & Co.	147,700	6,095,579
		13,723,839
Cruise Lines — 3.3%
Carnival Corp.	136,170	4,669,269
Diversified Banking Institutions — 3.7%
JPMorgan Chase & Co.	96,850	5,112,711
Diversified Manufacturing Operations — 3.0%
Siemens AG ADR	41,675	4,222,094
Electric-Integrated — 1.8%
Edison International	51,900	2,499,504
Electronic Components-Semiconductors — 2.9%
Intel Corp.	170,000	4,117,400
Insurance-Multi-line — 9.7%
Loews Corp.	165,900	7,365,960
MetLife, Inc.	133,350	6,102,096
		13,468,056
Insurance-Property/Casualty — 3.3%
White Mountains Insurance Group, Ltd.	8,075	4,642,641
Investment Management/Advisor Services — 1.6%
Ameriprise Financial, Inc.	27,000	2,183,760
Medical Instruments — 3.3%
Medtronic, Inc.	90,720	4,669,358
Medical-Drugs — 5.9%
Pfizer, Inc.	138,100	3,868,181
Sanofi	41,405	4,291,104
		8,159,285
Medical-HMO — 3.3%
UnitedHealth Group, Inc.	69,325	4,539,401
Networking Products — 4.4%
Cisco Systems, Inc.	250,705	6,094,639
Oil Companies-Exploration & Production — 9.3%
Apache Corp.	54,925	4,604,363
Devon Energy Corp.	159,965	8,298,984
		12,903,347
Oil-Field Services — 3.5%
Baker Hughes, Inc.	106,950	4,933,603
Real Estate Operations & Development — 4.1%
Cheung Kong Holdings, Ltd.	184,500	2,502,485
Wheelock & Co., Ltd.	656,500	3,284,172
		5,786,657
Retail-Auto Parts — 4.0%
AutoZone, Inc.†	13,100	5,550,339
Retail-Discount — 1.5%
Target Corp.	30,900	2,127,774
Retail-Regional Department Stores — 3.5%
Kohl’s Corp.	96,200	4,859,062
Steel-Producers — 2.6%
POSCO ADR	55,170	3,590,464
Total Long-Term Investment Securities (cost $116,866,281)		131,038,610
REPURCHASE AGREEMENT — 7.1%
Agreement with State Street Bank & Trust Co., bearing interest at 0.01%, dated 06/28/2013, to be repurchased 07/01/2013 in the amount of $9,807,008 and collateralized by $10,675,000 of Federal Home Loan Mtg. Corp. Notes, bearing interest at 2.00%, due 01/30/2023 and having an approximate value of $10,011,357 (cost $9,807,000)	$9,807,000	9,807,000
TOTAL INVESTMENTS (cost $126,673,281) (1)	101.2%	140,845,610
Liabilities in excess of other assets	(1.2)	(1,642,928)
NET ASSETS	100.0%	$139,202,682

†	Non-income producing security
(1)	See Note 4 for cost of investments on a tax basis.
ADR	—American Depository Receipt

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2013 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs	Level 3-Signifcant Unobservable Inputs	Total
Assets:
Long-Term Investment Securities:
Common Stock:
Banks-Super Regional	$13,723,839	$—	$—	$13,723,839
Insurance-Multi-line	13,468,056	—	—	13,468,056
Medical-Drugs	8,159,285	—	—	8,159,285
Oil Companies-Exploration & Production	12,903,347	—	—	12,903,347
Other Industries*	82,784,083	—	—	82,784,083
Repurchase Agreement	—	9,807,000	—	9,807,000
Total	$131,038,610	$9,807,000	$—	$140,845,610

*  Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by industry classification, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

1

SEASONS SERIES TRUST

ALLOCATION GROWTH PORTFOLIO

Portfolio of Investments — June 30, 2013
(unaudited)

Security Description	Shares	Value (Note 1)
AFFILIATED REGISTERED INVESTMENT COMPANIES# — 100.1%
Domestic Equity Investment Companies — 61.3%
Seasons Series Trust Focus Growth Portfolio, Class 3	283,815	$2,924,753
Seasons Series Trust Focus Value Portfolio, Class 3	145,396	2,038,665
Seasons Series Trust Large Cap Growth Portfolio, Class 3	1,458,346	16,890,785
Seasons Series Trust Large Cap Value Portfolio, Class 3	1,452,706	20,372,698
Seasons Series Trust Mid Cap Growth Portfolio, Class 3	333,033	4,663,317
Seasons Series Trust Mid Cap Value Portfolio, Class 3	908,832	15,473,799
Seasons Series Trust Small Cap Portfolio, Class 3†	785,251	8,743,754
Total Domestic Equity Investment Companies (cost $50,547,012)		71,107,771
Domestic Fixed Income Investment Companies — 12.0%
Seasons Series Trust Diversified Fixed Income Portfolio, Class 3 (cost $14,435,350)	1,206,689	13,944,440
International Equity Investment Companies — 26.8%
Seasons Series Trust International Equity Portfolio, Class 3 (cost $33,097,689)	3,970,020	31,097,061
TOTAL INVESTMENTS (cost $98,080,051)(1)	100.1%	116,149,272
Liabilities in excess of other assets	(0.1)	(90,912)
NET ASSETS	100.0%	$116,058,360

#	See Note 3
†	Non-income producing security
(1)	See Note 4 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2013 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs	Level 3-Signifcant Unobservable Inputs	Total
Assets:
Long-Term Investment Securities:
Affiliated Registered Investment Companies:
Domestic Equity Investment Companies	$71,107,771	$—	$—	$71,107,771
Domestic Fixed Income Investment Companies	13,944,440	—	—	13,944,440
International Equity Investment Companies	31,097,061	—	—	31,097,061
Total	$116,149,272	$—	$—	$116,149,272

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

1

SEASONS SERIES TRUST

ALLOCATION MODERATE GROWTH PORTFOLIO

Portfolio of Investments — June 30, 2013
(unaudited)

Security Description	Shares	Value (Note 1)
AFFILIATED REGISTERED INVESTMENT COMPANIES #— 100.0%
Domestic Equity Investment Companies — 48.2%
Seasons Series Trust Focus Growth Portfolio, Class 3	1,480,551	$15,257,293
Seasons Series Trust Focus Value Portfolio, Class 3	720,926	10,108,450
Seasons Series Trust Large Cap Growth Portfolio, Class 3	6,396,878	74,089,606
Seasons Series Trust Large Cap Value Portfolio, Class 3	7,224,257	101,312,733
Seasons Series Trust Mid Cap Growth Portfolio, Class 3	1,296,780	18,158,269
Seasons Series Trust Mid Cap Value Portfolio, Class 3	3,883,043	66,112,831
Seasons Series Trust Small Cap Portfolio, Class 3†	3,340,433	37,195,634
Total Domestic Equity Investment Companies (cost $221,685,920)		322,234,816
Domestic Fixed Income Investment Companies — 31.1%
Seasons Series Trust Diversified Fixed Income Portfolio, Class 3	16,336,575	188,784,739
Seasons Series Trust Real Return Portfolio, Class 3	1,964,647	19,209,708
Total Domestic Fixed Income Investment Companies (cost $208,674,319)		207,994,447
International Equity Investment Companies — 20.7%
Seasons Series Trust International Equity Portfolio, Class 3 (cost $134,879,657)	17,660,794	138,336,531
TOTAL INVESTMENTS (cost $565,239,896)(1)	100.0%	668,565,794
Liabilities in excess of other assets	0.0	(133,701)
NET ASSETS	100.0%	$668,432,093

#	See Note 3
†	Non-income producing security
(1)	See Note 4 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2013 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs	Level 3-Signifcant Unobservable Inputs	Total
Assets:
Long-Term Investment Securities:
Affiliated Registered Investment Companies:
Domestic Equity Investment Companies	$322,234,816	$—	$—	$322,234,816
Domestic Fixed Income Investment Companies	207,994,447	—	—	207,994,447
International Equity Investment Companies	138,336,531	—	—	138,336,531
Total	$668,565,794	$—	$—	$668,565,794

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

1

SEASONS SERIES TRUST

ALLOCATION MODERATE PORTFOLIO

Portfolio of Investments — June 30, 2013
(unaudited)

Security Description	Shares	Value (Note 1)
AFFILIATED REGISTERED INVESTMENT COMPANIES #— 99.9%
Domestic Equity Investment Companies — 43.9%
Seasons Series Trust Focus Growth Portfolio, Class 3	569,786	$5,871,728
Seasons Series Trust Focus Value Portfolio, Class 3	417,134	5,848,838
Seasons Series Trust Large Cap Growth Portfolio, Class 3	3,699,908	42,852,894
Seasons Series Trust Large Cap Value Portfolio, Class 3	4,175,916	58,562,903
Seasons Series Trust Mid Cap Growth Portfolio, Class 3	559,904	7,840,103
Seasons Series Trust Mid Cap Value Portfolio, Class 3	1,902,343	32,389,362
Seasons Series Trust Small Cap Portfolio, Class 3†	1,496,346	16,661,779
Total Domestic Equity Investment Companies (cost $118,933,449)		170,027,607
Domestic Fixed Income Investment Companies — 40.2%
Seasons Series Trust Diversified Fixed Income Portfolio, Class 3	11,433,481	132,124,795
Seasons Series Trust Real Return Portfolio, Class 3	2,380,760	23,278,334
Total Domestic Fixed Income Investment Companies (cost $155,145,488)		155,403,129
International Equity Investment Companies — 15.8%
Seasons Series Trust International Equity Portfolio, Class 3 (cost $55,185,484)	7,821,200	61,263,252
TOTAL INVESTMENTS (cost $329,264,421)(1)	99.9%	386,693,988
Other assets less liabilities	0.1	224,899
NET ASSETS	100.0%	$386,918,887

#	See Note 3
†	Non-income producing security
(1)	See Note 4 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2013 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs	Level 3-Signifcant Unobservable Inputs	Total
Assets:
Long-Term Investment Securities:
Affiliated Registered Investment Companies:
Domestic Equity Investment Companies	$170,027,607	$—	$—	$170,027,607
Domestic Fixed Income Investment Companies	155,403,129	—	—	155,403,129
International Equity Investment Companies	61,263,252	—	—	61,263,252
Total	$386,693,988	$—	$—	$386,693,988

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

1

SEASONS SERIES TRUST

ALLOCATION BALANCED PORTFOLIO

Portfolio of Investments — June 30, 2013
(unaudited)

Security Description	Shares	Value (Note 1)
AFFILIATED REGISTERED INVESTMENT COMPANIES# — 99.9%
Domestic Equity Investment Companies — 39.2%
Seasons Series Trust Focus Growth Portfolio, Class 3	396,130	$4,082,179
Seasons Series Trust Focus Value Portfolio, Class 3	346,672	4,860,848
Seasons Series Trust Large Cap Growth Portfolio, Class 3	3,076,138	35,628,294
Seasons Series Trust Large Cap Value Portfolio, Class 3	3,468,137	48,637,037
Seasons Series Trust Mid Cap Growth Portfolio, Class 3	290,321	4,065,246
Seasons Series Trust Mid Cap Value Portfolio, Class 3	1,244,660	21,191,625
Seasons Series Trust Small Cap Portfolio, Class 3†	657,426	7,320,427
Total Domestic Equity Investment Companies (cost $90,176,172)		125,785,656
Domestic Fixed Income Investment Companies — 49.3%
Seasons Series Trust Diversified Fixed Income Portfolio, Class 3	11,092,987	128,190,072
Seasons Series Trust Real Return Portfolio, Class 3	3,101,867	30,329,095
Total Domestic Fixed Income Investment Companies (cost $156,941,103)		158,519,167
International Equity Investment Companies — 11.4%
Seasons Series Trust International Equity Portfolio, Class 3 (cost $31,933,899)	4,692,756	36,758,228
TOTAL INVESTMENTS (cost $279,051,174) (1)	99.9%	321,063,051
Other assets less liabilities	0.1	221,824
NET ASSETS	100.0%	$321,284,875

#	See Note 3
†	Non-income producing security
(1)	See Note 4 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2013 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs	Level 3-Signifcant Unobservable Inputs	Total
Assets:
Long-Term Investment Securities:
Affiliated Registered Investment Companies:
Domestic Equity Investment Companies	$125,785,656	$—	$—	$125,785,656
Domestic Fixed Income Investment Companies	158,519,167	—	—	158,519,167
International Equity Investment Companies	36,758,228	—	—	36,758,228
Total	$321,063,051	$—	$—	$321,063,051

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

1

NOTES TO PORTFOLIO OF INVESTMENTS - June 30, 2013 - (unaudited)

Note 1. Security Valuation

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America (“GAAP”), the Portfolios disclose the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. In accordance with GAAP, fair value is defined as the price that the Portfolios would receive upon selling an asset or transferring a liability in a timely transaction to an independent third party in the principal or most advantageous market. GAAP established a three-tier hierarchy to provide more transparency around the inputs used to measure fair value and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tiers are as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board of Trustees (“the Board”), etc.).

Level 3—Significant unobservable inputs (includes inputs that reflect the Portfolios’ own assumptions about the assumptions market participants would use in pricing the security, developed based on the best information available under the circumstances.)

Changes in valuation techniques may result in transfers in or out of an investment’s assigned Level within the hierarchy. The methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is recently issued and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The summary of inputs used to value the Portfolios’ net assets as of June 30, 2013 are reported on a schedule following the Portfolio of Investments.

Stocks are generally valued based upon closing sales prices reported on recognized securities exchanges on which the securities are principally traded and are generally categorized as Level 1. Stocks listed on the NASDAQ are valued using the NASDAQ Official Closing Price (“NOCP”). Generally, the NOCP will be the last sale price unless the reported trade for the stock is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. For listed securities having no sales reported and for unlisted securities, such securities will be valued based upon the last reported bid price.

As of the close of regular trading on the New York Stock Exchange (“NYSE”), securities traded primarily on security exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last-reported bid price. If a security’s price is available from more than one exchange, the Portfolios use the exchange that is the primary market for the security. Such securities are generally categorized as Level 1. However, depending on the foreign market, closing prices may be up to 15 hours old when they are used to price the Portfolio’s shares, and the Portfolio may determine that certain closing prices do not reflect the fair value of the security. This determination will be based on review of a number of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. If a Portfolio determines that closing prices do not reflect the fair value of the securities, the Portfolio will adjust the previous closing prices in accordance with pricing procedures approved by the Board to reflect what it believes to be the fair value of the securities as of the close of regular trading on the NYSE. The Portfolios may also fair value securities in other situations, for example, when a particular foreign market is closed but a Portfolio is open. For foreign equity securities and foreign equity futures contracts, each Portfolio uses an outside pricing service to provide it with closing market prices and information used for adjusting those prices, and when so adjusted, such securities and futures are generally categorized as Level 2.

Bonds and debentures, other long-term debt securities, and short term debt securities with maturities in excess of 60 days, are valued at bid prices obtained for the day of valuation from a bond pricing service, when such prices are available and are generally categorized as Level 2. The pricing services may use valuation models or matrix pricing which considers information with respect to comparable bond and note transactions, quotations from bond dealers, or by reference to other securities that are considered comparable in such characteristics as rating, interest rate, and maturity date, option adjusted spreads models, prepayments projections, interest rate spreads, and yield curves to determine current value. If a vendor quote is unavailable, the securities may be priced at the mean of two independent quotes obtained from brokers.

Short-term securities with 60 days or less to maturity are amortized to maturity based on their cost to the Portfolio if acquired within 60 days of maturity or, if already held by the Portfolio on the 60th day, are amortized to maturity based on the value determined on the 61st day, and are generally categorized as Level 2.

Senior secured floating rate loans (“Loans”) for which an active secondary market exists to a reliable degree, will be valued at the mean of the last available bid and ask prices in the market for such Loans, as provided by a third party pricing service, and are generally categorized as Level 2.

Investments in registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded. Registered investment companies are generally categorized as Level 1.

Futures contracts traded on national securities exchanges are valued at the quoted daily settlement price established by the exchange on which they trade and are generally categorized as Level 1. Swap contracts traded on national securities exchanges are valued as of the close of the exchange upon which they trade and are generally categorized as Level 1. Swap contracts traded on over-the-counter markets are marked-to-market daily based upon quotations received from an approved outside pricing service or market makers and are generally categorized as Level 2. Forward foreign currency contracts (“forward contracts”) are valued at the 4:00 p.m. Eastern Time forward rate and are generally categorized as Level 2.

Other securities are valued on the basis of last sale or bid price (if a last sale price is not available) which is, in the opinion of the Adviser, the broadest and most representative market, that may be either a securities exchange or over-the-counter market and are generally categorized as Level 1 or Level 2.

The Board is responsible for the share valuation process and has adopted a policy and procedures (the “PRC Procedures”) for valuing the securities and other assets held by the Portfolios, including procedures for the fair valuation of securities and other assets for which market quotations are not readily available or are unreliable. The PRC Procedures provide for the establishment of a pricing review committee, which is responsible for, among other things, making certain determinations in connection with the Trust’s fair valuation procedures. Securities for which market quotations are not readily available or the values of which may be significantly impacted by the occurrence of developments or significant events are generally categorized as Level 3. There is no single standard for making fair value determinations, which may result in prices that vary from those of other funds.

Derivative Instruments:

The following tables present the value of derivatives held as of June 30, 2013, by their primary underlying risk exposure.  For a detailed presentation of derivatives held as of June 30, 2013, please refer to the Portfolio of Investments.

	Multi-Managed Growth Portfolio
	Asset Derivatives	Liability Derivatives
Derivatives Contracts(1)	Value	Value

Equity contracts
Futures contracts (variation margin)(2)(4)	$—	$720
Interest rate contracts
Futures contracts (variation margin)(2)(4)	425	937
Foreign exchange contracts(3)	9,151	2,796

	$9,576	$4,453

(1)   The Portfolio’s derivative contracts held during the period ended June 30, 2013, are not accounted for as hedging instruments under accounting principals generally accepted in the United States of America.

(2)   The average value outstanding for equity futures and interest rate futures contracts was $354,283 and $2,283,117, respectively.

(3)   The average notional amount outstanding for forward foreign currency contracts was $568,768.

(4)   The variation margin on futures contracts is included in the cumulative unrealized appreciation (depreciation) of $(9,230) as reported in the Portfolio of Investments.

	Multi-Managed Moderate Growth Portfolio
	Asset Derivatives	Liability Derivatives
Derivatives Contracts(1)	Value	Value

Equity contracts
Futures contracts (variation margin)(2)(4)	$—	$900
Interest rate contracts
Futures contracts (variation margin)(2)(4)	5,662	4,371
Foreign exchange contracts(3)	30,144	8,611

	$35,806	$13,882

(1)   The Portfolio’s derivative contracts held during the period ended June 30, 2013, are not accounted for as hedging instruments under accounting principals generally accepted in the United States of America.

(2)   The average value outstanding for equity futures and interest rate futures contracts was $482,550 and $9,625,743, respectively.

(3)   The average notional amount outstanding for forward foreign currency contracts was $1,867,947.

(4)   The variation margin on futures contracts is included in the cumulative unrealized appreciation (depreciation) of $(22,253) as reported in the Portfolio of Investments.

	Multi-Managed Income/Equity Portfolio
	Asset Derivatives	Liability Derivatives
Derivatives Contracts(1)	Value	Value

Interest rate contracts
Futures contracts (variation margin)(2)(4)	$8,224	$8,443
Foreign exchange contracts(3)	36,174	10,217

	$44,398	$18,660

(1)   The Portfolio’s derivative contracts held during the period ended June 30, 2013, are not accounted for as hedging instruments under accounting principals generally accepted in the United States of America.

(2)   The average value outstanding for interest rate futures contracts was $13,189,341.

(3)   The average notional amount outstanding for forward foreign currency contracts was $2,238,007.

(4)   The variation margin on futures contracts is included in the cumulative unrealized appreciation (depreciation) of $(59,058) as reported in the Portfolio of Investments.

	Multi-Managed Income Portfolio
	Asset Derivatives	Liability Derivatives
Derivatives Contracts(1)	Value	Value

Interest rate contracts
Futures contracts (variation margin)(2)(4)	$3,585	$8,991
Foreign exchange contracts(3)	35,851	12,541

	$39,436	$21,532

(1)   The Portfolio’s derivative contracts held during the period ended June 30, 2013, are not accounted for as hedging instruments under accounting principals generally accepted in the United States of America.

(2)   The average value outstanding for interest rate futures contracts was $13,885,837.

(3)   The average notional amount outstanding for forward foreign currency contracts was $2,288,734.

(4)   The variation margin on futures contracts is included in the cumulative unrealized appreciation (depreciation) of $(34,397) as reported in the Portfolio of Investments.

	Asset Allocation: Diversified Growth Portfolio
	Asset Derivatives	Liability Derivatives
Derivatives Contracts(1)	Value	Value

Equity contracts(2)
Swap contracts	$108,712	$132,271
Futures contracts (variation margin)(5)	41,122	103,399
Interest rate contracts(3)
Futures contracts (variation margin)(5)	4,806	6,383
Foreign exchange contracts(4)	219,329	218,815

	$373,969	$460,868

(1)   The Portfolio’s derivative contracts held during the period ended June 30, 2013, are not accounted for as hedging instruments under accounting principals generally accepted in the United States of America.

(2)   The average value outstanding for equity futures and total return swap contracts were $47,503,553 and $15,499,252, respectively.

(3)   The average value outstanding for interest rate futures contracts was $36,765,775.

(4)   The average notional amount outstanding for forward foreign currency contracts was $30,656,045.

(5)   The variation margin on futures contracts is included in the cumulative unrealized appreciation (depreciation) of $(42,367) as reported in the Portfolio of Investments.

	Large Cap Growth Portfolio
	Asset Derivatives	Liability Derivatives
Derivatives Contracts(1)	Value	Value

Equity contracts
Futures contracts (variation margin)(2)(3)	$—	$2,700

(1)   The Portfolio’s derivative contracts held during the period ended June 30, 2013, are not accounted for as hedging instruments under accounting principals generally accepted in the United States of America.

(2)   The average value outstanding for equity futures contracts was $848,533.

(3)   The variation margin on futures contracts is included in the cumulative unrealized appreciation (depreciation) of $(20,070) as reported in the Portfolio of Investments.

	Large Cap Value Portfolio
	Asset Derivatives	Liability Derivatives
Derivatives Contracts(1)	Value	Value

Equity contracts
Futures contracts (variation margin)(2)(3)	$—	$2,900

(1)   The Portfolio’s derivative contracts held during the period ended June 30, 2013, are not accounted for as hedging instruments under accounting principals generally accepted in the United States of America.

(2)   The average value outstanding for equity futures contracts was $749,100.

(3)   The variation margin on futures contracts is included in the cumulative unrealized appreciation (depreciation) of $(15,220) as reported in the Portfolio of Investments.

	Mid Cap Growth Portfolio
	Asset Derivatives	Liability Derivatives
Derivatives Contracts(1)	Value	Value

Equity contracts
Futures contracts (variation margin)(2)(3)	$—	$2,030

(1)   The Portfolio’s derivative contracts held during the period ended June 30, 2013, are not accounted for as hedging instruments under accounting principals generally accepted in the United States of America.

(2)   The average value outstanding for equity futures contracts was $816,433.

(3)   The variation margin on futures contracts is included in the cumulative unrealized appreciation (depreciation) of $(13,627) as reported in the Portfolio of Investments.

	Mid Cap Value Portfolio
	Asset Derivatives	Liability Derivatives
Derivatives Contracts(1)	Value	Value

Equity contracts
Futures contracts (variation margin)(2)(3)	$—	$2,030

(1)   The Portfolio’s derivative contracts held during the period ended June 30, 2013, are not accounted for as hedging instruments under accounting principals generally accepted in the United States of America.

(2)   The average value outstanding for equity futures contracts was $816,433.

(3)   The variation margin on futures contracts is included in the cumulative unrealized appreciation (depreciation) of $(13,627) as reported in the Portfolio of Investments.

	Small Cap Portfolio
	Asset Derivatives	Liability Derivatives
Derivatives Contracts(1)	Value	Value

Equity contracts
Futures contracts (variation margin)(2)(3)	$—	$2,622

(1)   The Portfolio’s derivative contracts held during the period ended June 30, 2013, are not accounted for as hedging instruments under accounting principals generally accepted in the United States of America.

(2)   The average value outstanding for equity futures contracts was $1,937,933.

(3)   The variation margin on futures contracts is included in the cumulative unrealized appreciation (depreciation) of ($1,738) as reported in the Portfolio of Investments.

	International Equity Portfolio
	Asset Derivatives	Liability Derivatives
Derivatives Contracts(1)	Value	Value

Equity contracts
Futures contracts (variation margin)(2)(3)	$—	$11,400
Foreign exchange contracts(4)	349,249	238,028
	$349,249	$249,428

(1)   The Portfolio’s derivative contracts held during the period ended June 30, 2013, are not accounted for as hedging instruments under accounting principals generally accepted in the United States of America.

(2)   The average value outstanding for equity futures contracts was $5,214,467.

(3)   The variation margin on futures contracts is included in the cumulative unrealized appreciation (depreciation) of $(186,492) as reported in the Portfolio of Investments.

(4)   The average notional amount outstanding for forward currency contracts was $33,088,007.

	Diversified Fixed Income Portfolio
	Asset Derivatives	Liability Derivatives
Derivatives Contracts(1)	Value	Value

Interest rate contracts
Futures contracts (variation margin)(2)(3)	$9,531	$99,494

(1)   The Portfolio’s derivative contracts held during the period ended June 30, 2013, are not accounted for as hedging instruments under accounting principals generally accepted in the United States of America.

(2)   The average value outstanding for interest rate futures contracts was $29,522,310.

(3)   The variation margin on futures contracts is included in the cumulative unrealized appreciation (depreciation) of $111,133 as reported in the Portfolio of Investments.

	Real Return Portfolio
	Asset Derivatives	Liability Derivatives
Derivatives Contracts(1)	Value	Value

Foreign exchange contracts(2)	$5,191,714	$41,681

(1)   The Portfolio’s derivative contracts held during the period ended June 30, 2013, are not accounted for as hedging instruments under accounting principals generally accepted in the United States of America.

(2)   The average notional amount outstanding for forward foreign currency contracts was $228,178,669.

Forward Foreign Currency Contracts: Certain Portfolios may enter into forward contracts for various purposes, including to facilitate settlement of foreign currency denominated portfolio transactions, to attempt to protect securities and related receivables and payables against changes in future foreign exchange rates to hedge portfolio exposure to benchmark currency allocations, to manage and/or gain exposure to certain foreign currencies or to enhance total return. During the period ended June 30, 2013, the Multi-Managed Growth, Multi-Managed Moderate Growth, Multi-Managed Income/Equity, Multi-Managed Income, Asset Allocation: Diversified Growth and Real Return Portfolios used forward contracts to attempt to protect securities and related receivable and payables against changes in future foreign exchange rates, to manage and gain exposure to certain foreign currencies and to enhance total return. The International Equity Portfolio used forward contracts to attempt to protect securities and related receivable and payables against changes in future foreign exchange rates and to enhance total return. As of June 30, 2013, each of the preceding Portfolios have open forward contracts, which are reported on a schedule following each Portfolio’s Portfolio of Investments.

A forward contract is an agreement between two parties to buy or sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the forward rate and the cumulative change in market value is recorded by the Portfolio as unrealized appreciation or depreciation. On the settlement date, the Portfolio records either realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Risks to the Portfolios of entering into forward contracts include counterparty risk, market risk and illiquidity risk. Counterparty risk arises upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts. If the counterparty defaults, the Portfolio’s loss will generally consist of the net amount of contractual payments that the Portfolio has not yet received though the Portfolio’s maximum risk due to counterparty risk could extend to the notional amount of the contract. Market risk is the risk that the value of the forward contract will depreciate due to unfavorable changes in the exchange rates. These contracts may involve market risk in excess of the unrealized appreciation or depreciation. Illiquidity risk arises because the secondary market for forwards may have less liquidity relative to markets for other securities.  Currency transactions are also subject to risks different from those of other Portfolio transactions. Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchases and sales of currency and related instruments can be adversely affected by government exchange controls, limitations or restrictions on repatriation of currency, and manipulations or exchange restrictions imposed by governments.

Futures: Certain of the Portfolios may enter into futures contracts for various purposes, including to increase or decrease exposure to equity or bond markets, or to hedge against changes in interest rates, prices of stocks, bonds or other instruments, or currency rates, to manage duration and yield curve positioning or to enhance income or total return. During the period ended June 30, 2013, the Large Cap Growth, Large Cap Value, Mid Cap Growth, Mid Cap Value, Small Cap and International Equity Portfolios, used futures contracts to increase exposure to equity or bond markets. The Multi-Managed Growth, Multi-Managed Moderate Growth, Multi-Managed Income/Equity, Multi-Managed Income and Diversified Fixed Income Portfolios used futures contracts to manage duration and yield curve positioning and to increase exposure to equity or bond markets. The Asset Allocation: Diversified Growth Portfolio used futures contracts to hedge against changes in interest rates, increase exposure to equity or bond markets and enhance total return. As of June 30, 2013, each of the preceding Portfolios have open futures contracts, which are reported on a schedule following each Portfolio’s Portfolio of Investments.

Common futures contracts include interest rate futures, single stock futures, stock index futures and currency futures. An interest rate futures contract is a contract to buy or sell specified debt securities at a future time for a fixed price. A single stock futures contract is a contract to buy a single stock at a future time for a fixed price. A stock index futures contract is similar in economic effect to a single stock futures contract, except that rather than being based on a specific security it is based on a specified index of stocks and not the stocks themselves. A currency futures contract is a contract to buy or sell a specific foreign currency at a future time for a fixed price.

A futures contract is an agreement between two parties to buy and sell a financial instrument at a set price on a future date. Upon entering into a futures transaction, a Portfolio will be required to segregate an initial margin payment of cash or other liquid securities with the Futures Commission Merchant (the “broker”). Subsequent payments are made or received by the Portfolio as a result of changes in the value of the contract and/or changes in the value of the initial margin requirement. When a contract is closed, the Portfolios record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The primary risk to the Portfolios of entering into futures contracts is market risk. Market risk is the risk that there will be an unfavorable change in the interest rate, value or currency rate of the underlying security(ies). Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin. There may also be trading restrictions or limitations imposed by an exchange, and government regulations may restrict trading in futures contracts. While the Portfolios will generally only purchase exchange-traded futures, due to market conditions, there may not always be a liquid secondary market for a futures contract and, as a result, a Portfolio may be unable to close out its futures contracts at a time which is advantageous. In addition, if a Portfolio has insufficient cash to meet margin requirements, the Portfolio may need to sell other investments, including at disadvantageous times. There is generally minimal counterparty risk to the Portfolios since the futures contracts are generally exchange-traded.

Swap Contracts: Certain Portfolios may enter into credit default, interest rate, equity and/or total return swap contracts. Swap contracts are privately negotiated in the OTC market and may be entered into as a bilateral contract or centrally cleared (“centrally cleared swaps”).  In a centrally cleared swap, immediately following execution of the swap contract, the swap contract is novated to a central counterparty (the “CCP”) and the Portfolio faces the CCP through a broker.  Upon entering into a centrally cleared swap, the Portfolios are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap.  Securities deposited as initial margin are designated on the Schedule of Investments and cash deposited is recorded on the Statement of Assets and Liabilities as cash pledged for centrally cleared swaps.  Unlike a bilateral swap contract, for centrally cleared swaps, the Portfolios have no credit exposure to the counterparty as the CCP stands between the portfolios and the counterparty.  Swaps are marked-to-market daily based upon quotations from market makers or are calculated using standard models and current market data.  Changes in value are recorded as unrealized gain (loss).  The daily change in valuation of centrally cleared swaps, if any, is recorded as unrealized appreciation (depreciation) on swap contracts.  When the swap is terminated, the Portfolios will record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Portfolios’ basis in the contract, if any.  Generally, the basis of the contracts is the premium received or paid.  The Portfolios amortize upfront payments and receipts on the swap contracts on a daily basis.  Net periodic payments made or received by the Portfolios are included as part of realized gain (loss).

Equity Swap Agreements: Certain Portfolios may enter into equity swap agreements (“equity swaps”) for various purposes, including to hedge exposure to market risk, to gain exposure to a security or market index, or to enhance total return. Equity swaps are reported on a schedule following the Portfolio of Investments.  During the period ended June 30, 2013, the Asset Allocation: Diversified Growth Portfolio used total return swap contracts to hedge the portfolio’s sector exposure, to gain exposure to certain sectors and to enhance total return. As of June 30, 2013, the Asset Allocation: Diversified Growth Portfolio had open total return swap contracts, which are reported on a schedule following the Portfolio of Investments.

Equity swaps, a type of total return swap, are contracts that are typically entered into for the purpose of investing in a security or index without owning or taking physical custody of securities. Total return swaps are contracts that obligate a party to pay or receive interest in exchange for the payment by the other party of the total return generated by a security, a basket of securities, an index or an index component. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, a Portfolio will receive a payment from or make a payment to the counterparty.

The counterparty to an equity swap will typically be a bank, investment banking firm or broker/dealer. Equity swaps may be structured in different ways. The counterparty will generally agree to pay the Portfolio the amount, if any, by which the notional amount of the equity swap contract would have increased in value had it been invested in particular stocks (or an index of stocks), plus the dividends that would have been received on those stocks. In these cases, the Portfolio may agree to pay to the counterparty a floating rate of interest on the notional amount of the equity swap contract plus the amount, if any, by which that notional amount would have decreased in value had it been invested in such stocks.

Therefore, the return to the Portfolio on any equity swap should be the gain or loss on the notional amount plus dividends on the stocks less the interest paid by the Portfolio on the notional amount. In other cases, the counterparty and the Portfolio may agree to pay the other the difference between the relative investment performances that would have been achieved if the notional amount of the equity swap contract had been invested in different stocks (or indices of stocks).

A Portfolio will generally enter into equity swaps only on a net basis, which means that the two payment streams are netted out, with the Portfolio receiving or paying, as the case may be, only the net amount of the two payments. Payments may be made at the conclusion of an equity swap contract or periodically during its term. Equity swaps normally do not involve the delivery of securities or other underlying assets.

Accordingly, the risk of loss with respect to equity swaps is normally limited to the net amount of payments that a Portfolio is contractually obligated to make. If the counterparty to an equity swap defaults, the Portfolio’s risk of loss consists of the net discounted amount of payments that the Portfolio is contractually entitled to receive, if any. In addition, the value of some components of an equity swap (such as the dividends on a common stock) may also be sensitive to changes in interest rates.

Risks of Entering into Swap Agreements: Risks to the Portfolios of entering into credit default swaps, equity swaps and interest rate swaps, include credit risk, market risk, counterparty risk, liquidity risk or documentation risk. By entering into swap agreements, the Portfolios may be exposed to risk of potential loss due to unfavorable changes in interest rates, the price of the underlying security or index, or the underlying referenced asset’s perceived or actual credit, that the counterparty may default on its obligation to perform or the possibility that there is no liquid market for these agreements. There is also the risk that the parties may disagree as to the meaning of contractual terms in the swap agreement. In addition, to the extent that the subadviser does not accurately analyze and predict the underlying economic factors influencing the value of the swap, the Portfolio may suffer a loss.

Master Agreements: Certain Portfolios that hold derivative instruments may be a party to ISDA (International Swap and Derivatives Association, Inc.) Master Agreements (“Master Agreements”) with certain counterparties that govern over the counter derivative instruments entered into from time to time. The Master Agreement may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. Collateral can be in the form of cash or securities as agreed to by the Portfolio and applicable counterparty. Collateral requirements are generally determined based on a Portfolio’s net position with each counterparty. The Master Agreements may contain certain provisions that require a Portfolio to post additional collateral upon the occurrence of certain events, such as when a Portfolio’s net assets fall below a specified level. The Master Agreements also typically specify certain standard termination events, such as failure of a party to pay or deliver, credit support defaults and other events of default. Termination events applicable to a Portfolio may also occur upon a decline in the Portfolio’s net assets below a specified level over a certain period of time. Additional termination events applicable to counterparties may occur upon a decline in a counterparty’s long-term and short-term credit ratings below a specified level, or upon a decline in the ratings of a counterparty’s credit support provider. Upon the occurrence of a termination event, the other party may elect to terminate early and cause settlement of all derivative instruments outstanding pursuant to a particular Master Agreement, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of a Portfolio’s counterparties to elect early termination could cause the Portfolio to accelerate the payment of liabilities, which settlement amounts could be in excess of the amount of assets that are already posted as collateral. As a result, the early termination with respect to derivative instruments subject to Master Agreements that are in a net liability position could be material to the Portfolio’s financial statements.

Note 2. Repurchase Agreements

As of June 30, 2013, the following Portfolios held an undivided interest in the joint repurchase agreement with Bank of America Securities LLC:

	Percentage	Principal
Portfolio	Ownership	Amount
Multi-Managed Growth	0.75%	$55,000
Multi-Managed Moderate Growth	2.26	165,000
Multi-Managed Income/Equity	2.67	195,000
Multi-Managed Income	3.22	235,000
Large Cap Value	1.30	95,000
Mid Cap Growth	0.48	35,000
Diversified Fixed Income	1.58	115,000
Real Return	18.24	1,330,000

As of such date, the repurchase agreement in that joint account and the collateral therefore were as follows:

Bank of America Securities LLC, dated June 28, 2013, bearing interest at a rate of 0.09% per annum, with a principal amount of $7,290,000, a repurchase price of $7,290,055, and a maturity date of July 1, 2013.  The repurchase agreement is collateralized by the following:

	Interest	Maturity	Principal
Type of Collateral	Rate	Date	Amount	Value
U.S. Treasury Notes	0.38%	03/15/2016	$7,526,000	$7,492,359

As of June 30, 2013, the following portfolios held an undivided interest in the joint repurchase agreement with Barclays Capital, Inc:

	Percentage	Principal
Portfolio	Ownership	Amount
Multi-Managed Growth	0.77%	$1,350,000
Multi-Managed Moderate Growth	2.31	4,055,000
Multi-Managed Income/Equity	2.67	4,685,000
Multi-Managed Income	3.21	5,630,000
Large Cap Value	1.32	2,310,000
Mid Cap Growth	0.52	910,000
Diversified Fixed Income	1.59	2,790,000
Real Return	18.17	31,845,000

As of such date, the repurchase agreement in that joint account and the collateral therefore were as follows:

Barclays Capital, Inc, dated June 28, 2013, bearing interest at a rate of 0.10% per annum, with a principal amount of $175,220,000, a repurchase price of $175,221,460, and a maturity date of July 1, 2013.  The repurchase agreement is collateralized by the following:

	Interest	Maturity	Principal
Type of Collateral	Rate	Date	Amount	Value
U.S. Treasury Notes	0.38%	01/15/2016	$178,948,000	$178,582,946

As of June 30, 2013, the following portfolios held an undivided interest in the joint repurchase agreement with BNP Paribas SA:

	Percentage	Principal
Portfolio	Ownership	Amount
Multi-Managed Growth	0.76%	$570,000
Multi-Managed Moderate Growth	2.31	1,730,000
Multi-Managed Income/Equity	2.67	2,000,000
Multi-Managed Income	3.21	2,405,000
Large Cap Value	1.31	985,000
Mid Cap Growth	0.51	380,000
Diversified Fixed Income	1.59	1,190,000
Real Return	18.20	13,640,000

As of such date, the repurchase agreement in that joint account and the collateral therefore were as follows:

BNP Paribas SA, dated June 28, 2013, bearing interest at a rate of 0.10% per annum, with a principal amount of $74,955,000, a repurchase price of $74,955,625, and a maturity date of July 1, 2013.  The repurchase agreement is collateralized by the following:

	Interest	Maturity	Principal
Type of Collateral	Rate	Date	Amount	Value
U.S. Treasury Notes	0.88%	02/28/2017	$76,500,000	$76,505,355

As of June 30, 2013, the following portfolios held an undivided interest in the joint repurchase agreement with Deutsche Bank AG:

	Percentage	Principal
Portfolio	Ownership	Amount
Multi-Managed Growth	0.72%	$55,000
Multi-Managed Moderate Growth	2.29	175,000
Multi-Managed Income/Equity	2.68	205,000
Multi-Managed Income	3.20	245,000
Large Cap Value	1.31	100,000
Mid Cap Growth	0.46	35,000
Diversified Fixed Income	1.57	120,000
Real Return	18.24	1,395,000

As of such date, the repurchase agreement in that joint account and the collateral therefore were as follows:

Deutsche Bank AG, dated June 28, 2013, bearing interest at a rate of 0.10% per annum, with a principal amount of $7,650,000, a repurchase price of $7,650,064, and a maturity date of July 1, 2013.  The repurchase agreement is collateralized by the following:

	Interest	Maturity	Principal
Type of Collateral	Rate	Date	Amount	Value
U.S. Treasury Notes	0.88%	01/31/2017	$7,832,000	$7,845,549

As of June 30, 2013, the following portfolios held an undivided interest in the joint repurchase agreement with Royal Bank of Scotland:

	Percentage	Principal
Portfolio	Ownership	Amount
Multi-Managed Growth	0.76%	$760,000
Multi-Managed Moderate Growth	2.31	2,305,000
Multi-Managed Income/Equity	2.67	2,670,000
Multi-Managed Income	3.21	3,210,000
Large Cap Value	1.31	1,310,000
Mid Cap Growth	0.51	510,000
Diversified Fixed Income	1.59	1,585,000
Real Return	18.19	18,185,000

As of such date, the repurchase agreement in that joint account and the collateral therefore were as follows:

Royal Bank of Scotland, dated June 28, 2013, bearing interest at a rate of 0.10% per annum, with a principal amount of $99,950,000, a repurchase price of $99,950,833, and a maturity date of July 1, 2013.  The repurchase agreement is collateralized by the following:

	Interest	Maturity	Principal
Type of Collateral	Rate	Date	Amount	Value
U.S. Treasury Notes	2.63%	07/31/2014	$98,354,000	$102,001,950

As of June 30, 2013, the following portfolios held an undivided interest in the joint repurchase agreement with State Street Bank & Trust Co.:

	Percentage	Principal
Portfolio	Ownership	Amount
Large Cap Growth	0.52%	$1,001,000
Large Cap Value	0.63	1,216,000
Mid Cap Growth	0.50	968,000
Mid Cap Value	0.50	971,000
Small Cap	0.32	623,000
Diversified Fixed Income	1.13	2,187,000

As of such date, the repurchase agreement in that joint account and the collateral therefore were as follows:

State Street Bank & Trust Co., dated June 28, 2013, bearing interest at a rate of 0.01% per annum, with a principal amount of $194,210,000, a repurchase price of $194,210,162, and a maturity date of July 1, 2013.  The repurchase agreement is collateralized by the following:

	Interest	Maturity	Principal
Type of Collateral	Rate	Date	Amount	Value
U.S. Treasury Notes	0.63%	05/31/2017	$15,740,000	$15,489,293
U.S. Treasury Notes	0.88	02/28/2017	80,280,000	80,277,030
U.S. Treasury Notes	0.88	04/30/2017	102,755,000	102,329,183

As of June 30, 2013, the following portfolios held an undivided interest in the joint repurchase agreement with UBS Securities LLC:

	Percentage	Principal
Portfolio	Ownership	Amount
Multi-Managed Growth	0.76%	$540,000
Multi-Managed Moderate Growth	2.31	1,630,000
Multi-Managed Income/Equity	2.67	1,885,000
Multi-Managed Income	3.21	2,265,000
Large Cap Value	1.31	925,000
Mid Cap Growth	0.51	360,000
Diversified Fixed Income	1.59	1,120,000
Real Return	18.20	12,855,000

As of such date, the repurchase agreement in that joint account and the collateral therefore were as follows:

UBS Securities LLC, dated June 28, 2013, bearing interest at a rate of 0.09% per annum, with a principal amount of $70,635,000, a repurchase price of $70,635,530, and a maturity date of July 1, 2013.  The repurchase agreement is collateralized by the following:

	Interest	Maturity	Principal
Type of Collateral	Rate	Date	Amount	Value
U.S. Treasury Notes	0.63%	07/15/2014	$71,816,400	$72,337,787

Note 3. Transactions with Affiliates

As disclosed in the Portfolio of Investments, certain Portfolios owned shares of various Seasons Series Trust Portfolios and securities issued by American International Group, Inc. (“AIG”) or an affiliate thereof. During the period ended June 30, 2013, transactions in these securities were as follows:

Large Cap Value Portfolio

							Change
		Capital Gain	Value at	Cost	Proceeds		in	Value at
		Distribution	March 31,	of	of	Realized	Unrealized	June 30,
Security	Income	Received	2013	Purchases†	Sales	Gain/Loss	Gain (Loss)	2013

AIG Common Stock	$—	$—	$1,103,070	$118,427	$—	$—	$169,790	$1,391,287

Allocation Growth Portfolio

							Change
		Capital Gain	Value at	Cost	Proceeds		in	Value at
		Distribution	March 31,	of	of	Realized	Unrealized	June 30,
Security	Income	Received	2013	Purchases†	Sales	Gain/Loss	Gain (Loss)	2013
Seasons Series Trust
Focus Growth Portfolio, Class 3	$—	$—	$4,217,645	$—	$1,407,631	$353,348	$(238,609)	$2,924,753
Focus Value Portfolio, Class 3	—	—	3,604,507	—	1,653,999	569,285	(481,128)	2,038,665
Large Cap Growth Portfolio, Class 3	—	—	18,335,429	—	1,698,514	832,805	(578,935)	16,890,785
Large Cap Value Portfolio, Class 3	—	—	21,015,508	—	1,322,420	193,470	486,140	20,372,698
Mid Cap Growth Portfolio, Class 3	—	—	3,629,253	1,039,015	150,751	42,628	103,172	4,663,317
Mid Cap Value Portfolio, Class 3	—	—	13,875,292	1,638,457	339,307	183,406	115,951	15,473,799
Small Cap Portfolio, Class 3	—	—	10,172,563	—	1,646,242	877,661	(660,228)	8,743,754
Diversified Fixed Income Portfolio, Class 3	—	—	13,713,514	984,427	303,980	(10,201)	(439,320)	13,944,440
International Equity Portfolio, Class 3	—	—	31,282,961	369,837	72,596	(40,091)	(443,050)	31,097,061
	$—	$—	$119,846,672	$4,031,736	$8,595,440	$3,002,311	$(2,136,007)	$116,149,272

Allocation Moderate Growth Portfolio

							Change
		Capital Gain	Value at	Cost	Proceeds		in	Value at
		Distribution	March 31,	of	of	Realized	Unrealized	June 30,
Security	Income	Received	2013	Purchases†	Sales	Gain/Loss	Gain (Loss)	2013
Seasons Series Trust
Focus Growth Portfolio, Class 3	$—	$—	$24,336,373	$—	$9,664,789	$2,744,525	$(2,158,816)	$15,257,293
Focus Value Portfolio, Class 3	—	—	15,849,334	—	6,209,359	575,275	(106,800)	10,108,450
Large Cap Growth Portfolio, Class 3	—	—	79,676,214	—	6,739,709	3,232,555	(2,079,454)	74,089,606
Large Cap Value Portfolio, Class 3	—	—	105,698,163	—	7,775,081	1,191,632	2,198,019	101,312,733
Mid Cap Growth Portfolio, Class 3	—	—	16,174,093	1,444,208	—	—	539,968	18,158,269
Mid Cap Value Portfolio, Class 3	—	—	67,124,214	—	2,177,139	1,174,089	(8,333)	66,112,831
Small Cap Portfolio, Class 3	—	—	39,660,606	—	3,455,674	924,700	66,002	37,195,634
Diversified Fixed Income Portfolio, Class 3	—	—	185,357,838	9,443,126	—	—	(6,016,225)	188,784,739
Real Return Portfolio, Class 3	—	—	20,011,724	182,420	—	—	(984,436)	19,209,708
International Equity Portfolio, Class 3	—	—	140,490,196	1,303,037	1,371,494	(586,532)	(1,498,676)	138,336,531
	$—	$—	$694,378,755	$12,372,791	$37,393,245	$9,256,244	$(10,048,751)	$668,565,794

Allocation Moderate Portfolio

							Change
		Capital Gain	Value at	Cost	Proceeds		in	Value at
		Distribution	March 31,	of	of	Realized	Unrealized	June 30,
Security	Income	Received	2013	Purchases†	Sales	Gain/Loss	Gain (Loss)	2013
Seasons Series Trust
Focus Growth Portfolio, Class 3	$—	$—	$12,061,854	$—	$6,440,778	$1,157,638	$(906,986)	$5,871,728
Focus Value Portfolio, Class 3	—	—	8,030,264	—	2,503,315	344,841	(22,952)	5,848,838
Large Cap Growth Portfolio, Class 3	—	—	44,341,054	—	2,179,554	1,084,665	(393,271)	42,852,894
Large Cap Value Portfolio, Class 3	—	—	58,881,312	210,446	2,427,515	242,669	1,655,991	58,562,903
Mid Cap Growth Portfolio, Class 3	—	—	8,155,321	—	555,912	269,195	(28,501)	7,840,103
Mid Cap Value Portfolio, Class 3	—	—	31,760,919	523,908	462,569	250,275	316,829	32,389,362
Small Cap Portfolio, Class 3	—	—	16,363,405	333,725	462,634	234,871	192,412	16,661,779
Diversified Fixed Income Portfolio, Class 3	—	—	129,374,801	6,942,925	—	—	(4,192,931)	132,124,795
Real Return Portfolio, Class 3	—	—	27,362,945	—	2,894,309	148,630	(1,338,932)	23,278,334
International Equity Portfolio, Class 3	—	—	61,185,150	1,053,919	28,316	(8,045)	(939,456)	61,263,252
	$—	$—	$397,517,025	$9,064,923	$17,954,902	$3,724,739	$(5,657,797)	$386,693,988

Allocation Balanced Portfolio

							Change
		Capital Gain	Value at	Cost	Proceeds		in	Value at
		Distribution	March 31,	of	of	Realized	Unrealized	June 30,
Security	Income	Received	2013	Purchases†	Sales	Gain/Loss	Gain (Loss)	2013
Seasons Series Trust
Focus Growth Portfolio, Class 3	$—	$—	$6,636,423	$—	$2,738,325	$611,897	$(427,816)	$4,082,179
Focus Value Portfolio, Class 3	—	—	6,619,944	—	2,005,258	658,323	(412,161)	4,860,848
Large Cap Growth Portfolio, Class 3	—	—	36,868,682	—	1,802,797	877,563	(315,154)	35,628,294
Large Cap Value Portfolio, Class 3	—	—	49,050,947	572,188	2,577,442	662,387	928,957	48,637,037
Mid Cap Growth Portfolio, Class 3	—	—	4,230,142	—	288,352	76,769	46,687	4,065,246
Mid Cap Value Portfolio, Class 3	—	—	21,192,195	415,985	800,702	433,580	(49,433)	21,191,625
Small Cap Portfolio, Class 3	—	—	6,794,128	825,088	503,074	90,244	114,041	7,320,427
Diversified Fixed Income Portfolio, Class 3	—	—	127,921,554	4,337,726	—	—	(4,069,208)	128,190,072
Real Return Portfolio, Class 3	—	—	34,338,133	80,593	2,543,206	114,947	(1,661,372)	30,329,095
International Equity Portfolio, Class 3	—	—	36,912,975	644,515	234,488	51,131	(615,905)	36,758,228
	$—	$—	$330,565,123	$6,876,095	$13,493,644	$3,576,841	$(6,461,364)	$321,063,051

†  Includes reinvestment of distributions paid.

The Managed Allocation Portfolios and SunAmerica Series Trust (“SAST”) Portfolios do not invest in underlying Seasons Series Trust Portfolios for the purpose of exercising management or control; however, investments by certain SAST Portfolios and the Managed Allocation Portfolios within the set limits may represent a significant portion of an underlying Seasons Series Trust Portfolio’s net assets. At June 30, 2013, each Managed Allocation Portfolio and SunAmerica Series Trust Portfolio held less than 48% of the outstanding shares of any underlying Seasons Series Trust Portfolio. In addition, the Managed Allocation Portfolios and certain SAST Portfolios, in the aggregate, held less than 87% of the outstanding shares of any underlying Seasons Series Trust Portfolio.

At June 30, 2013, the following Managed Allocation Portfolios and other affiliates owned outstanding shares of the following Portfolios:

Portfolio	Holder	Percentage

International Equity	Allocation Growth Portfolio	7%
Large Cap Growth	Allocation Growth Portfolio	6%
Mid Cap Value	Allocation Growth Portfolio	6%
Small Cap	Allocation Growth Portfolio	6%
Diversified Fixed Income	Allocation Moderate Growth Portfolio	25%
Focus Growth	Allocation Moderate Growth Portfolio	10%
Focus Value	Allocation Moderate Growth Portfolio	7%
International Equity	Allocation Moderate Growth Portfolio	30%
Large Cap Growth	Allocation Moderate Growth Portfolio	25%
Large Cap Value	Allocation Moderate Growth Portfolio	22%
Mid Cap Growth	Allocation Moderate Growth Portfolio	14%
Mid Cap Value	Allocation Moderate Growth Portfolio	24%
Small Cap	Allocation Moderate Growth Portfolio	24%
Diversified Fixed Income	Allocation Moderate Portfolio	18%
International Equity	Allocation Moderate Portfolio	13%
Large Cap Growth	Allocation Moderate Portfolio	14%
Large Cap Value	Allocation Moderate Portfolio	13%
Mid Cap Growth	Allocation Moderate Portfolio	6%
Mid Cap Value	Allocation Moderate Portfolio	12%
Small Cap	Allocation Moderate Portfolio	11%
Diversified Fixed Income	Allocation Balanced Portfolio	17%
International Equity	Allocation Balanced Portfolio	8%
Large Cap Growth	Allocation Balanced Portfolio	12%
Large Cap Value	Allocation Balanced Portfolio	11%
Mid Cap Value	Allocation Balanced Portfolio	8%
Real Return	Allocation Balanced Portfolio	6%
Small Cap	Allocation Balanced Portfolio	5%
Stock	SunAmerica Series Trust - Sunamerica Dynamic Allocation Portfolio	47%
Focus Growth	SunAmerica Series Trust - Sunamerica Dynamic Allocation Portfolio	36%
Diversified Fixed Income	SunAmerica Series Trust - Sunamerica Dynamic Allocation Portfolio	24%
International Equity	SunAmerica Series Trust - Sunamerica Dynamic Allocation Portfolio	24%
Small Cap	SunAmerica Series Trust - Sunamerica Dynamic Allocation Portfolio	18%
Mid Cap Value	SunAmerica Series Trust - Sunamerica Dynamic Allocation Portfolio	22%
Mid Cap Growth	SunAmerica Series Trust - Sunamerica Dynamic Allocation Portfolio	23%
Large Cap Value	SunAmerica Series Trust - Sunamerica Dynamic Allocation Portfolio	26%
Large Cap Growth	SunAmerica Series Trust - Sunamerica Dynamic Allocation Portfolio	9%
Real Return	SunAmerica Series Trust - Sunamerica Dynamic Allocation Portfolio	15%
Focus Value	SunAmerica Series Trust - Sunamerica Dynamic Allocation Portfolio	42%
Focus Value	SunAmerica Series Trust - Sunamerica Dynamic Strategy Portfolio	16%
Large Cap Growth	SunAmerica Series Trust - Sunamerica Dynamic Strategy Portfolio	9%
Large Cap Value	SunAmerica Series Trust - Sunamerica Dynamic Strategy Portfolio	10%
Mid Cap Growth	SunAmerica Series Trust - Sunamerica Dynamic Strategy Portfolio	6%
Mid Cap Value	SunAmerica Series Trust - Sunamerica Dynamic Strategy Portfolio	5%
Small Cap	SunAmerica Series Trust - Sunamerica Dynamic Strategy Portfolio	5%
International Equity	SunAmerica Series Trust - Sunamerica Dynamic Strategy Portfolio	6%

Note 4. Federal Income Taxes

As of June 30, 2013, the amount of aggregate unrealized gain (loss) and the cost of investment securities for federal tax purposes, including short-term investment securities and repurchase agreements, were as follows:

	Aggregate	Aggregate	Net
	Unrealized	Unrealized	Unrealized	Cost of
Portfolio	Gain	Loss	Gain/(Loss)	Investments

Multi-Managed Growth	$6,555,185	$(932,736)	$5,622,449	$68,732,585
Multi-Managed Moderate Growth	9,869,687	(1,824,407)	8,045,280	125,940,673
Multi-Managed Income/Equity	5,881,699	(1,492,326)	4,389,373	98,800,622
Multi-Managed Income	3,737,237	(1,254,797)	2,482,440	89,604,739
Asset Allocation: Diversified Growth	22,138,516	(5,259,931)	16,878,585	145,290,061
Stock	55,002,926	(2,328,492)	52,674,434	194,287,955
Large Cap Growth	52,140,408	(946,166)	51,194,242	264,867,441
Large Cap Value	85,801,018	(19,541,094)	66,259,924	399,369,491
Mid Cap Growth	28,701,503	(3,188,267)	25,513,236	102,974,920
Mid Cap Value	38,804,762	(3,008,487)	35,796,275	245,265,228
Small Cap	29,309,608	(3,951,332)	25,358,276	129,317,609
International Equity	45,359,903	(29,914,343)	15,445,560	453,075,276
Diversified Fixed Income	13,762,811	(14,409,257)	(646,446)	775,167,072
Real Return	3,710,807	(17,532,169)	(13,821,362)	510,920,745
Cash Management	1,349	(9,091)	(7,742)	42,248,248
Focus Growth	21,940,528	(2,730,857)	19,209,671	135,706,942
Focus Value	16,691,365	(2,831,926)	13,859,439	126,986,171
Allocation Growth	20,560,758	(15,342,614)	5,218,144	110,931,128
Allocation Moderate Growth	104,944,776	(33,665,735)	71,279,041	597,286,753
Allocation Moderate	58,194,866	(26,370,304)	31,824,562	354,869,426
Allocation Balanced	42,011,877	(12,508,983)	29,502,894	291,560,157

ADDITIONAL INFORMATION

Additional information is available in the Trust’s Annual and Semiannual reports which may be obtained without charge from the EDGAR database on the Securities and Exchange Commission’s website at www.sec.gov.

Item 2. Controls and Procedures.

(a)         An evaluation was performed within 90 days of the filing of this report, under the supervision and with the participation of the registrant’s management, including the President and Treasurer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures (as defined under Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))). Based on that evaluation, the registrant’s management, including the President and Treasurer, concluded that the registrant’s disclosure controls and procedures are effective.

(b)         There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Seasons Series Trust

By:	/s/ John T. Genoy
John T. Genoy
President

Date: August 28, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John T. Genoy
John T. Genoy
President

Date: August 28, 2013

By:	/s/ Donna M. Handel
Donna M. Handel
Treasurer

Date: August 28, 2013